Bridge Builder Core Bond Fund

Schedule of Investments

March 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 97.50%
Asset-Backed Obligations – 10.39%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061, Series 2021-NPL1, Class A1(1)(2)	$1,789	$1,712
510 Asset Backed 2021-NPL2 Trust
2.12%, 06/25/2061, Series 2021-NPL2, Class A1(1)(2)	6,746	6,452
ABFC 2006-OPT1 Trust
0.76% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 09/25/2036, Series 2006-OPT1, Class A3C2(3)	1,524	1,504
Academic Loan Funding Trust 2013-1
1.26% (1 Month LIBOR USD + 0.80%), 12/26/2044, Series 2013-1A, Class A(1)(3)	586	576
ACC Trust 2021-1
1.43%, 07/22/2024, Series 2021-1, Class B(1)	4,350	4,314
ACC Trust 2022-1
2.55%, 02/20/2025, Series 2022-1, Class B(1)	5,000	4,897
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(1)	3,979	3,748
Allegro CLO VII Ltd.
1.34% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(1)(3)	12,000	11,954
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024, Series 2019-4, Class A3	2,339	2,341
1.92%, 01/15/2025, Series 2019-4, Class A4	1,987	1,983
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(1)	3,665	3,624
American Credit Acceptance Receivables Trust 2021-2
0.37%, 10/15/2024, Series 2021-2, Class A(1)	1,629	1,626
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(1)	3,597	3,603
4.29%, 10/17/2036, Series 2014-SFR2, Class B(1)	300	300
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	1,000	1,030
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(1)	600	602
6.42%, 12/17/2036, Series 2014-SFR3, Class E(1)	1,000	1,029
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052, Series 2015-SFR1, Class A(1)	1,961	1,946
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	3,900	3,985
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(1)	1,712	1,714
AmeriCredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025, Series 2019-1, Class B	1,919	1,925
3.36%, 02/18/2025, Series 2019-1, Class C	3,500	3,527
AmeriCredit Automobile Receivables Trust 2020-1
1.48%, 01/21/2025, Series 2020-1, Class B	6,100	6,068
AmeriCredit Automobile Receivables Trust 2020-2
0.66%, 12/18/2024, Series 2020-2, Class A3	2,948	2,934
0.97%, 02/18/2026, Series 2020-2, Class B	1,443	1,419
AmeriCredit Automobile Receivables Trust 2021-1
0.37%, 08/18/2025, Series 2021-1, Class A3	6,331	6,254
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,321
AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	3,069	2,967
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	4,771
Amortizing Residential Collateral Trust 2002-BC5
1.49% (1 Month LIBOR USD + 1.04%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(3)	1,008	1,001
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(1)	7,734	7,184
AMSR 2020-SFR4 Trust
1.86%, 11/17/2037, Series 2020-SFR4, Class C(1)	9,000	8,342
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2(1)(4)	3,950	3,504
Anchorage Capital CLO 2013-1 Ltd.
1.49% (3 Month LIBOR USD + 1.25%), 10/13/2030, Series 2013-1A, Class A1R(1)(3)	2,500	2,494
Anchorage Capital CLO 8 Ltd.
1.33% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(3)	15,500	15,299
Apres Static CLO Ltd.
1.31% (3 Month LIBOR USD + 1.07%), 10/15/2028, Series 2019-1A, Class A1R(1)(3)	2,903	2,897
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
1.14% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(3)	1,675	1,650
Atlas Senior Loan Fund III Ltd.
1.30% (3 Month LIBOR USD + 0.83%), 11/17/2027, Series 2013-1A, Class AR(1)(3)	2,773	2,757

Avis Budget Rental Car Funding AESOP LLC
1.38%, 08/20/2027, Series 2021-1A, Class A(1)	12,900	11,955
1.66%, 02/20/2028, Series 2021-2A, Class A(1)	14,400	13,341
2.33%, 08/20/2026, Series 2020-1A, Class A(1)	6,100	5,918
2.36%, 03/20/2026, Series 2019-3A, Class A(1)	12,000	11,667
3.70%, 09/20/2024, Series 2018-1A, Class A(1)	6,200	6,295
4.00%, 03/20/2025, Series 2018-2A, Class A(1)	5,800	5,891
BA Credit Card Trust
0.34%, 05/15/2026, Series 2020-A1, Class A1	3,665	3,535
Balboa Bay Loan Funding 2020-1 Ltd.
1.37% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 01/20/2032, Series 2020-1A, Class AR(1)(3)	16,750	16,710
Barings Loan Partners CLO Ltd. 2
0.00% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A(1)(3)(5)	22,150	22,066
Battalion CLO X Ltd.
1.43% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2(1)(3)	2,000	1,980
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(2)	122	111
Bear Stearns Asset Backed Securities Trust 2003-2
1.96% (1 Month LIBOR USD + 1.50%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(3)	1,810	1,787
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	3,009	2,911
Business Jet Securities 2019-1 LLC
4.21%, 07/15/2034, Series 2019-1, Class A(1)	4,731	4,482
Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(1)	6,657	6,411
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)	4,281	3,981
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(1)	4,790	4,857
Capital One Multi-Asset Execution Trust
1.39%, 07/15/2030, Series 2021-A2, Class A2	3,700	3,382
1.72%, 08/15/2024, Series 2019-A2, Class A2	2,808	2,813
2.80%, 03/15/2027, Series 2022-A1, Class A1	2,602	2,602
Capital One Prime Auto Receivables Trust 2019-2
1.92%, 05/15/2024, Series 2019-2, Class A3	1,377	1,379
Capital One Prime Auto Receivables Trust 2021-1
0.77%, 09/15/2026, Series 2021-1, Class A3	5,901	5,670
Carlyle US CLO 2021-11 Ltd.
1.35% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/25/2033, Series 2021-11A, Class A(1)(3)	30,000	29,854
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023, Series 2018-2, Class A4	974	976
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024, Series 2019-1, Class A4	1,614	1,628
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,901	2,813
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	3,816	3,724
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057	3,838
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	3,942
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	5,500	5,336
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	3,164
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	4,535	4,325
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,644
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	6,679	6,464
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	4,011
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,915
Carnow Auto Receivables Trust 2019-1
3.36%, 06/17/2024, Series 2019-1A, Class C(1)	3,286	3,297
CarNow Auto Receivables Trust 2021-2
1.30%, 01/15/2026, Series 2021-2A, Class B(1)	2,500	2,453
Carvana Auto Receivables Trust
1.98%, 02/10/2028, Series 2021-P4, Class B	878	831
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025, Series 2019-3A, Class D(1)	11,005	11,019
Carvana Auto Receivables Trust 2021-N2
0.75%, 03/10/2028, Series 2021-N2, Class B	2,055	2,012
Carvana Auto Receivables Trust 2021-P3
0.70%, 11/10/2026, Series 2021-P3, Class A3	3,456	3,315
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,800
1.42%, 08/10/2027, Series 2021-P3, Class B	600	558
CFIN 2022-RTL1 Issuer LLC
3.25%, 02/16/2026, Series 2022-RTL1, Class AA(1)(14)	11,000	11,000
Chase Funding Trust Series 2003-4
4.96%, 05/25/2033, Series 2003-4, Class 1A5(2)	79	76

Chase Funding Trust Series 2003-6
4.93%, 11/25/2034, Series 2003-6, Class 1A5(2)	96	96
4.93%, 11/25/2034, Series 2003-6, Class 1A7(2)	163	164
CIFC Funding 2018-II Ltd.
1.29% (3 Month LIBOR USD + 1.04%), 04/20/2031, Series 2018-2A, Class A1(1)(3)	11,800	11,723
CIFC Funding 2021-V Ltd.
1.38% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2034, Series 2021-5A, Class A(1)(3)	10,000	9,891
CIG Auto Receivables Trust 2020-1
2.35%, 01/12/2026, Series 2020-1A, Class D(1)	6,200	6,103
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(1)	2,923	2,902
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(1)	2,343	2,332
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(1)	684	688
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-HP1
2.59%, 12/15/2026, Series 2019-HP1, Class A(1)	89	89
Consumer Receivables Asset Investment Trust 2021-1
3.26% (3 Month LIBOR USD + 3.00%, 3.00% Floor), 03/24/2023, Series 2021-1, Class A1X(1)(3)	7,120	7,051
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(1)	4,000	3,856
COOF Securitization Trust 2014-1 Ltd.
3.53%, 06/25/2040, Series 2014-1, Class A(1)(4)	501	42
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(1)	4,860	4,938
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	3,931	3,839
3.16%, 10/15/2052, Series 2019-3, Class B(1)	2,250	2,127
3.27%, 10/15/2052, Series 2019-3, Class C(1)	5,862	5,424
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(1)	6,314	5,513
Countrywide Asset-Backed Certificates
4.11%, 02/25/2036, Series 2005-10, Class AF6(4)	8	8
5.12%, 02/25/2035, Series 2004-S1, Class A3(2)	8	8
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(4)	21	21
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025, Series 2021-B, Class A(1)	2,703	2,692
Credit Acceptance Auto Loan Trust 2020-1
2.39%, 04/16/2029, Series 2020-1A, Class B(1)	6,680	6,602
Credit Acceptance Auto Loan Trust 2020-2
1.37%, 07/16/2029, Series 2020-2A, Class A(1)	2,850	2,823
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	3,500	3,448
Credit Acceptance Auto Loan Trust 2021-4
1.26%, 10/15/2030, Series 2021-4, Class A(1)	2,488	2,389
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(1)	1,500	1,433
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035, Series 2005-1, Class AF6(4)(6)	0	0
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(4)	9	8
CWABS, Inc. Asset-Backed Certificates Series 2004-1
1.02% (1 Month LIBOR USD + 0.56%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(3)	1	1
1.21% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(3)	6	6
1.28% (1 Month LIBOR USD + 0.83%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(3)	5	5
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
1.24% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(3)	307	305
1.36% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(3)	9	9
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(1)	6,150	5,711
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	932	923
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031, Series 2018-1, Class A(1)	1,306	1,309
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032, Series 2019-1A, Class B(1)	2,860	2,832
Discover Card Execution Note Trust
1.03%, 09/15/2028, Series 2021-A2, Class A2	4,668	4,329
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	2,342	2,362
Drive Auto Receivables Trust 2020-2
1.42%, 03/17/2025, Series 2020-2, Class B	1,437	1,436
2.28%, 08/17/2026, Series 2020-2, Class C	1,611	1,612
Drive Auto Receivables Trust 2021-1
0.65%, 07/15/2025, Series 2021-1, Class B	3,800	3,766
1.02%, 06/15/2027, Series 2021-1, Class C	2,965	2,921
Drive Auto Receivables Trust 2021-2
0.58%, 12/15/2025, Series 2021-2, Class B	7,700	7,509
Drive Auto Receivables Trust 2021-3
0.79%, 10/15/2025, Series 2021-3, Class A3	3,459	3,393
DT Auto Owner Trust 2019-4
2.73%, 07/15/2025, Series 2019-4A, Class C(1)	5,293	5,301
DT Auto Owner Trust 2020-2
2.08%, 03/16/2026, Series 2020-2A, Class B(1)	891	892
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C(1)	1,835	1,767
DT Auto Owner Trust 2021-4
0.56%, 09/15/2025, Series 2021-4A, Class A(1)	5,699	5,643
1.02%, 05/15/2026, Series 2021-4A, Class B(1)	4,753	4,594
Elmwood CLO II Ltd.
1.40% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 04/20/2034, Series 2019-2A, Class AR(1)(3)	20,000	19,798
Exeter Automobile Receivables Trust 2017-3
3.68%, 07/17/2023, Series 2017-3A, Class C(1)	726	728
Exeter Automobile Receivables Trust 2020-2
2.08%, 07/15/2024, Series 2020-2A, Class B(1)	383	383
Exeter Automobile Receivables Trust 2021-4
0.68%, 07/15/2025, Series 2021-4A, Class A3	7,128	7,022
1.05%, 05/15/2026, Series 2021-4A, Class B	4,461	4,319
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A(1)	19,507	18,123
2.67%, 10/19/2037, Series 2020-SFR2, Class E(1)	7,948	7,310
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(1)	12,489	11,573
2.19%, 08/17/2038, Series 2021-SFR1, Class D(1)	7,500	6,809
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024, Series 2018-3, Class C(1)	3,998	4,021
Flagship Credit Auto Trust 2019-4
2.17%, 06/17/2024, Series 2019-4, Class A(1)	739	739
3.12%, 01/15/2026, Series 2019-4, Class D(1)	9,275	9,200
Flagship Credit Auto Trust 2020-1
1.90%, 08/15/2024, Series 2020-1, Class A(1)	892	892
Flagship Credit Auto Trust 2020-2
1.49%, 07/15/2024, Series 2020-2, Class A(1)	352	352
Flagship Credit Auto Trust 2020-3
0.70%, 04/15/2025, Series 2020-3, Class A(1)	708	705
Flagship Credit Auto Trust 2021-2
0.37%, 12/15/2026, Series 2021-2, Class A(1)	5,066	4,997
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(1)(4)	10,900	10,213
3.85%, 10/25/2026, Series 2021-GT2, Class A(1)(4)	8,250	7,631
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031, Series 2018-1, Class A(1)	20,424	20,353
Ford Credit Auto Owner Trust 2020-A
1.04%, 08/15/2024, Series 2020-A, Class A3	1,926	1,918
1.35%, 07/15/2025, Series 2020-A, Class A4	2,163	2,123
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	3,711	3,596
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576	5,274
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(1)	12,300	11,880
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(1)	13,400	12,427
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(1)	2,320	2,148
Ford Credit Auto Owner Trust 2021-REV2
1.53%, 05/15/2034, Series 2021-2, Class A(1)	7,993	7,444
1.91%, 05/15/2034, Series 2021-2, Class B(1)	2,150	2,009
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3	3,920	3,800
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	14,747	13,753
Foundation Finance Trust 2017-1
3.30%, 07/15/2033, Series 2017-1A, Class A(1)	252	252
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(1)	1,325	1,338
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)	900	851
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)	850	797
FTF 2019-1 A FRN
5.50%, 08/15/2024(4)(14)	852	845
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029, Series 1999-HE1, Class A7(6)	0	0
6.71%, 04/25/2029, Series 1999-HE1, Class M(4)	12	10
Genesis Sales Finance Master Trust
1.65%, 09/22/2025, Series 2020-AA, Class A(1)	6,111	6,044
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(1)	1,200	1,150
GLS Auto Receivables Issuer Trust 2021-4
1.53%, 04/15/2026, Series 2021-4A, Class B(1)	5,850	5,673

GLS Auto Receivables Trust
0.77%, 09/15/2025, Series 2021-2A, Class B(1)	2,318	2,268
1.42%, 04/15/2027, Series 2021-2A, Class D(1)	2,250	2,093
GM Financial Automobile Leasing Trust 2020-2
0.80%, 07/20/2023, Series 2020-2, Class A3	2,551	2,547
1.01%, 07/22/2024, Series 2020-2, Class A4	1,000	995
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024, Series 2018-4, Class C	1,400	1,412
GM Financial Consumer Automobile Receivables Trust 2020-1
1.84%, 09/16/2024, Series 2020-1, Class A3	4,161	4,170
GM Financial Consumer Automobile Receivables Trust 2020-2
1.49%, 12/16/2024, Series 2020-2, Class A3	2,106	2,102
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	3,438	3,397
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097	4,842
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174	3,951
GM Financial Revolving Receivables Trust 2021-1
1.17%, 06/12/2034, Series 2021-1, Class A(1)	2,882	2,638
1.49%, 06/12/2034, Series 2021-1, Class B(1)	500	461
GMF Floorplan Owner Revolving Trust
0.68%, 08/15/2025, Series 2020-1, Class A(1)	4,031	3,925
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031, Series 2014-A, Class A(1)	72	72
Golden Bear 2016-R LLC
5.65%, 09/20/2047, Series 2016-R, Class R(1)	113	113
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(1)	856	841
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(1)	2,401	2,318
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(1)(14)	2,860	2,660
Goodgreen 2019-2 Trust
2.76%, 04/15/2055, Series 2019-2A, Class A(1)	3,667	3,496
Greenwood Park CLO Ltd.
1.25% (3 Month LIBOR USD + 1.01%), 04/15/2031, Series 2018-1A, Class A2(1)(3)	23,000	22,878
GSAMP Trust 2006-HE7
0.69% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046, Series 2006-HE7, Class A2D(3)	336	334
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	8,820	8,715
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288	4,152
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(1)	1,685	1,663
HERO Funding II 2016-3B
5.24%, 09/20/2042, Series 2016-3B, Class B(1)	14	14
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(1)	914	910
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(1)	387	382
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(1)	1,274	1,263
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(1)	2,361	2,381
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(1)	2,112	2,082
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(1)	7,200	6,565
Hertz Vehicle Financing LLC
1.21%, 12/26/2025, Series 2021-1A, Class A(1)	8,200	7,765
2.33%, 06/26/2028, Series 2022-2A, Class A(1)	18,900	17,672
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)	535	535
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(1)	2,464	2,348
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	6,456	5,853
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	6,757	6,427
3.20%, 01/17/2041, Series 2021-3, Class E1(1)	5,702	5,285
Honda Auto Receivables 2020-2 Owner Trust
0.82%, 07/15/2024, Series 2020-2, Class A3	2,909	2,889
Honda Auto Receivables 2020-3 Owner Trust
0.46%, 04/19/2027, Series 2020-3, Class A4	5,701	5,500
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	4,355	4,216
Hyundai Auto Receivables Trust 2020-A
1.41%, 11/15/2024, Series 2020-A, Class A3	3,585	3,571
1.72%, 06/15/2026, Series 2020-A, Class A4	3,308	3,230

Hyundai Auto Receivables Trust 2021-A
0.62%, 05/17/2027, Series 2021-A, Class A4	3,352	3,158
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	5,918	5,723
Hyundai Auto Receivables Trust 2021-C
0.74%, 05/15/2026, Series 2021-C, Class A3	3,887	3,734
1.03%, 12/15/2027, Series 2021-C, Class A4	3,379	3,170
Hyundai Auto Receivables Trust 2022-A
2.22%, 10/15/2026, Series 2022-A, Class A3	1,642	1,621
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028, Series 1997-5, Class A10(6)	0	0
KGS-Alpha SBA COOF Trust
0.61%, 05/25/2039, Series 2012-6, Class A(1)(4)	1,444	19
KGS-Alpha SBA COOF Trust 2012-2
0.96%, 08/25/2038, Series 2012-2, Class A(1)(4)	1,409	29
KGS-Alpha SBA COOF Trust 2014-2
4.82%, 04/25/2040, Series 2014-2, Class A(1)(4)	459	34
KKR CLO 11 Ltd.
1.42% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2031, Series 11, Class AR(1)(3)	8,500	8,474
KKR CLO 32 Ltd.
1.56% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(1)(3)	26,000	25,954
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(1)	707	708
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(1)	1,538	1,548
LendingPoint 2020-REV1 Asset Securitization Trust
2.73%, 10/15/2028, Series 2020-REV1, Class A(1)	8,400	8,344
4.49%, 10/15/2028, Series 2020-REV1, Class B(1)	8,407	8,281
Lendmark Funding Trust 2019-2
2.78%, 04/20/2028, Series 2019-2A, Class A(1)	12,835	12,699
LL ABS Trust 2020-1
2.33%, 01/17/2028, Series 2020-1A, Class A(1)	582	582
Long Beach Mortgage Loan Trust 2004-1
1.21% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(3)	95	94
Long Beach Mortgage Loan Trust 2004-3
1.31% (1 Month LIBOR USD + 0.86%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(3)	29	28
LP LMS 2021-1
3.23%, 10/15/2028(1)	6,131	6,115
LP LMS 2021-2 Asset Securitization Trust
1.75%, 01/15/2029, Series 2021-2A, Class A(1)	7,702	7,607
Madison Park Funding LIX Ltd.
1.39% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/18/2034, Series 2021-59A, Class A(1)(3)	20,000	19,855
Mariner Finance Issuance Trust 2019-A
2.96%, 07/20/2032, Series 2019-AA, Class A(1)	6,000	5,970
3.51%, 07/20/2032, Series 2019-AA, Class B(1)	5,235	5,133
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(1)	5,700	5,229
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(1)	5,365	5,206
MidOcean Credit CLO III
1.38% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(3)	15,218	15,214
MidOcean Credit CLO IX
1.40% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(3)	4,000	3,991
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(1)	475	479
Mission Lane Credit Card Master Trust
1.59%, 09/15/2026, Series 2021-A, Class A(1)	7,691	7,499
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(1)	7,200	6,957
Mountain View CLO IX Ltd.
1.36% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(3)	20,000	19,947
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	2,456	2,466
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	1,465	1,474
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	3,519	3,498
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	3,559	3,491
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A(1)	10,626	10,082
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX(1)	11,543	10,993
New Century Home Equity Loan Trust Series 2003-5
4.86%, 11/25/2033, Series 2003-5, Class AI6(2)	106	103
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(1)(4)	1,738	1,752
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	2,958	2,945

Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	9,768	9,453
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
0.92% (1 Month LIBOR USD + 0.46%, 0.46% Floor), 11/25/2035, Series 2006-FM1, Class 1A1(3)	3,110	3,090
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(1)	15,821	14,958
3.23%, 05/25/2026, Series 2021-FNT2, Class A(1)	7,176	6,775
3.47%, 11/25/2026, Series 2021-GNT1, Class A(1)	10,040	9,647
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(1)	6,318	6,150
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023, Series 1999-B, Class A3(6)	0	0
OCP CLO 2015-9 Ltd.
0.00% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2(1)(3)(5)	15,000	14,954
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(1)	700	656
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	1,214	1,219
4.61%, 02/09/2030, Series 2018, Class B	264	264
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(1)	14,600	14,655
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B(1)	10,300	9,665
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	9,400	8,723
OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032, Series 2020-1A, Class A(1)	3,400	3,426
OneMain Financial Issuance Trust 2021-1
0.81% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(3)	10,342	10,186
Oportun Funding XIV LLC
1.21%, 03/08/2028, Series 2021-A, Class A(1)	3,600	3,495
1.76%, 03/08/2028, Series 2021-A, Class B(1)	5,625	5,524
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(1)	5,610	5,296
Option One Mortgage Loan Trust 2004-3
1.36% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(3)	1,692	1,613
OZLM Funding IV Ltd.
1.51% (3 Month LIBOR USD + 1.25%), 10/22/2030, Series 2013-4A, Class A1R(1)(3)	9,812	9,762
OZLM XXII Ltd.
1.31% (3 Month LIBOR USD + 1.07%), 01/17/2031, Series 2018-22A, Class A1(1)(3)	6,991	6,948
P4 SFR 2019-STL
7.25%, 10/11/2022(14)	5,700	5,700
Pagaya AI Debt Selection Trust 2021-1
1.18%, 11/15/2027, Series 2021-1, Class A(1)	10,221	10,079
Palmer Square CLO 2014-1 Ltd.
1.37% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(1)(3)	4,000	3,981
Palmer Square CLO 2018-2 Ltd.
1.34% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2018-2A, Class A1A(1)(3)	20,000	19,948
Park Avenue Institutional Advisers CLO Ltd. 2018-1
1.25% (3 Month LIBOR USD + 1.00%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(3)	21,500	21,464
Pennsylvania Higher Education Assistance Agency
0.99% (1 Month LIBOR USD + 0.53%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(3)	9,420	9,334
Prestige Auto Receivables Trust 2021-1
0.55%, 09/16/2024, Series 2021-1A, Class A2(1)	8,467	8,418
PRET 2021-RN4 LLC
2.49%, 10/25/2051, Series 2021-RN4, Class A1(1)(4)	18,574	18,051
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
2.24%, 09/27/2060, Series 2021-NPL1, Class A1(1)(2)	9,390	9,036
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	6,000	5,398
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(1)	3,500	3,126
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	5,000	4,533
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	6,250	5,586
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	4,400	3,830
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1(1)	11,100	10,251
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D	3,000	2,902
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(1)	2,590	2,498
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	3,183	3,009
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(2)	299	106

Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(1)	1,049	1,025
Rockford Tower CLO 2020-1 Ltd.
1.53% (3 Month LIBOR USD + 1.28%), 01/20/2032, Series 2020-1A, Class A(1)(3)	12,000	11,982
Santander Consumer Auto Receivables Trust 2020-B
0.46%, 08/15/2024, Series 2020-BA, Class A3(1)	3,762	3,750
Santander Consumer Auto Receivables Trust 2021-A
0.33%, 10/15/2025, Series 2021-AA, Class A3(1)	5,591	5,495
0.48%, 06/15/2026, Series 2021-AA, Class A4(1)	3,258	3,116
Santander Drive Auto Receivables Trust 2019-3
2.49%, 10/15/2025, Series 2019-3, Class C	1,522	1,526
Santander Drive Auto Receivables Trust 2020-2
0.96%, 11/15/2024, Series 2020-2, Class B	834	834
Santander Drive Auto Receivables Trust 2020-3
1.12%, 01/15/2026, Series 2020-3, Class C	8,000	7,940
Santander Drive Auto Receivables Trust 2020-4
1.01%, 01/15/2026, Series 2020-4, Class C	11,568	11,437
Santander Drive Auto Receivables Trust 2021-1
0.32%, 09/16/2024, Series 2021-1, Class A3	4,217	4,212
Santander Drive Auto Receivables Trust 2021-2
0.90%, 06/15/2026, Series 2021-2, Class C	11,577	11,251
1.35%, 07/15/2027, Series 2021-2, Class D	10,700	10,242
Santander Drive Auto Receivables Trust 2021-3
0.95%, 09/15/2027, Series 2021-3, Class C	11,000	10,674
Santander Drive Auto Receivables Trust 2021-4
1.26%, 02/16/2027, Series 2021-4, Class C	10,600	10,118
Santander Drive Auto Receivables Trust 2022-1
2.56%, 04/17/2028, Series 2022-1, Class C	6,590	6,444
Santander Drive Auto Receivables Trust 2022-2
3.44%, 09/15/2027, Series 2022-2, Class B	6,127	6,095
SART 2017-1
4.75%, 07/15/2024	2,734	2,754
SART 2018-1
4.76%, 06/15/2025	3,101	3,116
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	3,600	3,359
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.91%, 01/25/2036, Series 2006-CB1, Class AF2(2)	46	43
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(1)	1,665	1,628
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(1)	1,737	1,664
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	4,509	4,290
Sixth Street CLO XVI Ltd.
1.57% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(3)	20,000	19,921
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029, Series 2020-1, Class A(1)	530	530
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(1)	5,236	5,240
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(1)	2,320	2,325
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(1)	5,116	5,069
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(1)	6,774	6,677
Sound Point CLO II Ltd.
1.34% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(3)	9,000	8,932
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.94%, 04/25/2035, Series 2005-7XS, Class 1A4B(2)(6)	0	0
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(2)	31	31
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(2)	25	25
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	8	8
3.45%, 02/25/2032, Series 2002-AL1, Class A3	29	19
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(1)(4)	5,206	5,043
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031, Series 2019-1A, Class A(1)	7,675	7,621
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(1)	7,685	7,274
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	1,196	1,181
Toyota Auto Receivables 2020-B Owner Trust
1.36%, 08/15/2024, Series 2020-B, Class A3	2,619	2,613
1.66%, 09/15/2025, Series 2020-B, Class A4	3,189	3,131
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,856	4,640
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	7,016	6,569

Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	3,168	2,966
Tricolor Auto Securitization Trust 2020-1
4.88%, 11/15/2026, Series 2020-1A, Class A(1)	1,995	1,999
United Auto Credit Securitization Trust
1.14%, 06/10/2026, Series 2021-1, Class D(1)	850	826
Upstart Pass-Through Trust Series 2021-ST9
1.70%, 11/20/2029, Series 2021-ST9, Class A(1)	4,416	4,256
USAA Auto Owner Trust 2019-1
2.14%, 11/15/2024, Series 2019-1, Class A4	3,549	3,559
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(2)	2,316	2,254
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(2)	7,464	7,166
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(2)	2,793	2,666
Venture 32 CLO Ltd.
1.34% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(3)	6,000	5,942
Vericrest Opportunity Loan Transferee
1.87%, 08/25/2051, Series 2021-NP11, Class A1(1)(2)	6,782	6,482
Verizon Master Trust
0.50%, 05/20/2027, Series 2021-1, Class A	10,714	10,199
1.04%, 01/20/2027, Series 2022-1, Class A(2)	11,241	11,040
Verizon Owner Trust 2019-A
2.93%, 09/20/2023, Series 2019-A, Class A1A	617	619
Verizon Owner Trust 2020-A
1.85%, 07/22/2024, Series 2020-A, Class A1A	7,778	7,780
Veros Auto Receivables Trust 2021-1
0.92%, 10/15/2026, Series 2021-1, Class A(1)	2,900	2,865
VM DEBT 2019-1
7.50%, 06/15/2024(14)	7,000	7,000
Volkswagen Auto Loan Enhanced Trust 2020-1
0.98%, 11/20/2024, Series 2020-1, Class A3	3,489	3,468
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(2)	7,117	6,896
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(2)	13,522	13,104
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(2)	13,230	12,710
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(2)	4,738	4,527
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(2)	12,713	12,379
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(2)	11,369	10,994
Voya CLO 2015-1 Ltd.
1.14% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(1)(3)	4,645	4,617
Voya CLO 2019-3 Ltd.
1.32% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR(1)(3)	20,000	19,929
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(1)	1,015	1,021
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(1)	3,282	3,294
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024, Series 2020-3A, Class A2(1)	3,533	3,524
1.65%, 02/17/2026, Series 2020-3A, Class D(1)	1,875	1,817
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024, Series 2018-D, Class A3	2,741	2,753
World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024, Series 2019-B, Class A3	1,437	1,442
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024, Series 2019-C, Class A3	2,932	2,937
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	2,227	2,192
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043	2,889
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024, Series 2020-A, Class A2	112	112
0.55%, 07/15/2025, Series 2020-A, Class A3	3,022	3,012
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025, Series 2021-A, Class A2	3,832	3,806
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,180
Zais CLO 7 Ltd.
1.53% (3 Month LIBOR USD + 1.29%), 04/15/2030, Series 2017-2A, Class A(1)(3)	9,382	9,334
Zais CLO 8 Ltd.
1.19% (3 Month LIBOR USD + 0.95%), 04/15/2029, Series 2018-1A, Class A(1)(3)	28,121	28,076

Total Asset-Backed Obligations (Cost: $1,934,646)		1,880,651

Corporate Bonds – 29.49%
Basic Materials – 0.76%
Air Liquide Finance SA
2.25%, 09/27/2023(1)	550	548
Albemarle Corp.
5.45%, 12/01/2044	600	666
Anglo American Capital Plc
2.88%, 03/17/2031(1)	9,591	8,839
3.63%, 09/11/2024(1)	630	629
4.75%, 04/10/2027(1)	5,500	5,705
5.63%, 04/01/2030(1)	4,300	4,739
Barrick Gold Corp.
6.45%, 10/15/2035	203	250
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480	5,459
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	779	800
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,936
5.38%, 03/15/2044	2,040	2,294
Chevron Phillips Chemical Co. LLC
5.13%, 04/01/2025(1)	1,705	1,797
Dow Chemical Co.
4.55%, 11/30/2025	437	456
5.55%, 11/30/2048	3,005	3,668
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665	6,507
5.42%, 11/15/2048	1,200	1,448
Glencore Finance Canada Ltd.
4.25%, 10/25/2022(1)	5,000	5,032
Glencore Funding LLC
2.50%, 09/01/2030(1)	5,040	4,510
3.88%, 10/27/2027(1)	875	871
3.88%, 04/27/2051(1)	1,000	925
4.00%, 03/27/2027(1)	6,300	6,319
4.13%, 05/30/2023(1)	1,055	1,072
4.63%, 04/29/2024(1)	1,500	1,536
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025(1)	5,657	5,765
6.76%, 11/15/2048(1)	532	595
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(1)	2,105	1,913
3.27%, 11/15/2040(1)	1,205	1,074
3.47%, 12/01/2050(1)	878	775
International Paper Co.
8.70%, 06/15/2038	350	511
LYB International Finance BV
4.88%, 03/15/2044	300	319
5.25%, 07/15/2043	610	675
LYB International Finance III LLC
1.25%, 10/01/2025	692	641
LyondellBasell Industries NV
5.75%, 04/15/2024	1,453	1,517
Mosaic Co.
4.25%, 11/15/2023	8,533	8,714
5.63%, 11/15/2043	2,055	2,467
Nucor Corp.
2.98%, 12/15/2055	800	661
Nutrien Ltd.
3.15%, 10/01/2022	875	879
4.13%, 03/15/2035	1,960	1,982
4.20%, 04/01/2029	420	439
5.25%, 01/15/2045	1,444	1,656
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100	2,779
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	65
Samarco Mineracao SA
5.75%, 10/24/2023(1)(7)	537	361
Sasol Financing USA LLC
5.88%, 03/27/2024	3,249	3,292
6.50%, 09/27/2028	1,555	1,579
Solvay Finance America LLC
4.45%, 12/03/2025(1)	11,810	12,131
Southern Copper Corp.
5.25%, 11/08/2042	1,000	1,132
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637	1,486
Teck Resources Ltd.
3.90%, 07/15/2030	1,200	1,198
6.25%, 07/15/2041	2,005	2,396
Union Carbide Corp.
7.75%, 10/01/2096	681	988

Vale Overseas Ltd.
3.75%, 07/08/2030	2,255	2,176
6.25%, 08/10/2026	5,000	5,489
6.88%, 11/21/2036	167	201
6.88%, 11/10/2039	2,107	2,572
8.25%, 01/17/2034	984	1,282
Westlake Corp.
3.38%, 08/15/2061	2,595	2,111

Total Basic Materials		137,827

Communications – 2.39%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700	1,799
America Movil SAB de CV
3.63%, 04/22/2029	11,164	11,229
4.38%, 04/22/2049	1,214	1,296
AT&T, Inc.
1.65%, 02/01/2028	525	478
2.25%, 02/01/2032	3,510	3,112
2.30%, 06/01/2027	4,900	4,669
2.55%, 12/01/2033	19,507	17,331
3.10%, 02/01/2043	5,270	4,550
3.50%, 06/01/2041	1,353	1,246
3.50%, 09/15/2053	18,549	16,276
3.55%, 09/15/2055	10,545	9,300
3.65%, 09/15/2059	1,685	1,478
3.80%, 12/01/2057	987	901
4.50%, 05/15/2035	5,500	5,826
4.65%, 06/01/2044	2,145	2,235
5.15%, 03/15/2042	844	948
5.45%, 03/01/2047	3,104	3,709
6.00%, 08/15/2040	2,275	2,772
6.38%, 03/01/2041	7,828	10,133
Booking Holdings, Inc.
2.75%, 03/15/2023	857	862
British Telecommunications Plc
9.63%, 12/15/2030	5,000	6,822
Charter Communications Operating LLC
2.30%, 02/01/2032	4,000	3,419
3.50%, 06/01/2041	7,240	6,017
3.50%, 03/01/2042	14,545	12,025
3.70%, 04/01/2051	4,320	3,560
3.85%, 04/01/2061	1,686	1,356
3.90%, 06/01/2052	2,310	1,948
4.91%, 07/23/2025	13,194	13,682
5.05%, 03/30/2029	8,484	8,983
5.38%, 04/01/2038	835	858
5.38%, 05/01/2047	4,610	4,720
6.38%, 10/23/2035	5,867	6,628
6.48%, 10/23/2045	1,275	1,451
6.83%, 10/23/2055	690	818
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186	186
Comcast Corp.
2.89%, 11/01/2051(1)	8,955	7,549
2.94%, 11/01/2056(1)	2,739	2,261
2.99%, 11/01/2063(1)	3,108	2,543
3.15%, 02/15/2028	1,500	1,497
3.25%, 11/01/2039	3,295	3,124
3.55%, 05/01/2028	886	902
3.75%, 04/01/2040	2,195	2,210
3.90%, 03/01/2038	455	469
3.97%, 11/01/2047	154	156
4.00%, 11/01/2049	638	643
4.05%, 11/01/2052	156	161
4.20%, 08/15/2034	555	592
4.25%, 01/15/2033	3,107	3,356
Corning, Inc.
5.35%, 11/15/2048	960	1,135
Cox Communications, Inc.
2.60%, 06/15/2031(1)	15,920	14,384
2.95%, 10/01/2050(1)	1,275	1,004
3.35%, 09/15/2026(1)	369	367
3.50%, 08/15/2027(1)	8,245	8,202
3.60%, 06/15/2051(1)	1,250	1,112
3.85%, 02/01/2025(1)	1,250	1,264
4.80%, 02/01/2035(1)	6,000	6,309
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	955	953
Deutsche Telekom International Finance BV
4.88%, 03/06/2042(1)	240	263
8.75%, 06/15/2030	49	66

Discovery Communications LLC
3.63%, 05/15/2030	2,500	2,428
5.20%, 09/20/2047	1,375	1,430
eBay, Inc.
2.60%, 05/10/2031	8,000	7,350
Grupo Televisa SAB
6.13%, 01/31/2046	382	459
Level 3 Financing, Inc.
3.40%, 03/01/2027(1)	7,000	6,598
NBCUniversal Media LLC
4.45%, 01/15/2043	10	11
NBN Co. Ltd.
2.63%, 05/05/2031(1)	15,025	13,700
Netflix, Inc.
3.63%, 06/15/2025(1)	4,582	4,607
4.88%, 04/15/2028	7,512	7,878
Paramount Global
2.90%, 01/15/2027	450	439
3.70%, 06/01/2028	870	863
4.00%, 01/15/2026	1,000	1,015
4.90%, 08/15/2044	315	318
5.85%, 09/01/2043	1,645	1,895
Prosus NV
3.06%, 07/13/2031(1)	2,687	2,232
Rogers Communications, Inc.
3.80%, 03/15/2032(1)	4,650	4,614
4.55%, 03/15/2052(1)	1,995	1,983
Sky Ltd.
3.75%, 09/16/2024(1)	287	292
TCI Communications, Inc.
7.13%, 02/15/2028	138	165
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644	1,599
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775	4,884
4.67%, 03/06/2038	1,175	1,202
4.90%, 03/06/2048	4,575	4,731
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	7,075
5.88%, 11/15/2040	1,275	1,370
6.55%, 05/01/2037	375	431
6.75%, 06/15/2039	539	625
7.30%, 07/01/2038	1,418	1,722
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529	691
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,944
3.60%, 11/15/2060(1)	3,920	3,367
3.88%, 04/15/2030	44,285	44,455
Verizon Communications, Inc.
1.68%, 10/30/2030	765	667
2.10%, 03/22/2028	1,815	1,692
2.36%, 03/15/2032(1)	8,842	7,986
2.55%, 03/21/2031	8,095	7,521
2.65%, 11/20/2040	2,329	1,981
3.15%, 03/22/2030	5,000	4,917
3.40%, 03/22/2041	1,500	1,406
3.70%, 03/22/2061	3,000	2,779
4.02%, 12/03/2029	712	739
4.13%, 03/16/2027	2,800	2,910
4.27%, 01/15/2036	7,380	7,775
4.40%, 11/01/2034	2,500	2,660
4.81%, 03/15/2039	7,941	8,980
Vodafone Group Plc
5.00%, 05/30/2038	3,300	3,595
5.25%, 05/30/2048	3,594	4,026
6.15%, 02/27/2037	4,600	5,510
Walt Disney Co.
3.70%, 10/15/2025	380	389
6.20%, 12/15/2034	150	189
7.63%, 11/30/2028	310	385
8.88%, 04/26/2023	108	115
9.50%, 07/15/2024	175	201

Total Communications		431,941

Consumer, Cyclical – 1.87%
7-Eleven, Inc.
0.95%, 02/10/2026(1)	3,971	3,609
1.30%, 02/10/2028(1)	1,274	1,115
2.50%, 02/10/2041(1)	1,298	1,047
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025(1)	1,406	1,365

Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027(1)	625	600
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027(1)	1,047	1,027
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030(1)	2,424	2,287
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030(1)	4,692	4,475
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041(1)	2,460	2,209
3.63%, 05/13/2051(1)	3,500	3,174
3.80%, 01/25/2050(1)	2,100	1,957
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	313	302
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	2,864	2,754
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	508	494
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	917	811
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	1,162	1,103
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	2,152	1,999
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/2029	1,763	1,707
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034	7,840	7,077
American Honda Finance Corp.
2.30%, 09/09/2026	185	179
2.90%, 02/16/2024	300	301
AutoZone, Inc.
1.65%, 01/15/2031	3,800	3,239
BMW US Capital LLC
1.11% (SOFR + 0.84%), 04/01/2025(1)(3)	7,232	7,241
2.25%, 09/15/2023(1)	894	890
3.25%, 04/01/2025(1)	7,232	7,261
3.45%, 04/01/2027(1)	4,914	4,951
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031(1)	2,121	2,025
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	1,000	986
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)	1,453	1,374
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(1)	2,725	2,506
Continental Airlines 2007-1 Class A Pass-Through Trust
5.98%, 04/19/2022	1,134	1,135
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/2024	3,996	3,984
Daimler Finance North America LLC
3.35%, 02/22/2023(1)	1,000	1,009
Daimler Trucks Finance North America LLC
2.38%, 12/14/2028(1)	8,747	7,963
Delta Air Lines 2015-1 Class B Pass-Through Trust
4.25%, 07/30/2023	1,600	1,603
Dick’s Sporting Goods, Inc.
4.10%, 01/15/2052	2,005	1,711
Dollar General Corp.
4.13%, 05/01/2028	608	626
Dollar Tree, Inc.
2.65%, 12/01/2031	15,340	14,025
4.20%, 05/15/2028	595	615
Ford Motor Co.
5.29%, 12/08/2046	280	272
Ford Motor Credit Co. LLC
3.35%, 11/01/2022	620	621
4.25%, 09/20/2022	3,800	3,823
General Motors Co.
5.00%, 04/01/2035	4,591	4,667
5.20%, 04/01/2045	2,750	2,783
5.95%, 04/01/2049	2,544	2,827
6.13%, 10/01/2025	1,205	1,294
6.25%, 10/02/2043	3,100	3,515
6.60%, 04/01/2036	685	795
General Motors Financial Co., Inc.
1.20%, 10/15/2024	1,910	1,813
1.25%, 01/08/2026	4,283	3,919
2.35%, 02/26/2027	8,854	8,257
2.35%, 01/08/2031	1,707	1,477
2.40%, 10/15/2028	9,864	8,827

2.70%, 06/10/2031	2,395	2,109
3.45%, 04/10/2022	4,820	4,822
3.70%, 05/09/2023	4,180	4,222
3.95%, 04/13/2024	5,535	5,621
4.30%, 07/13/2025	1,765	1,791
4.35%, 01/17/2027	1,035	1,052
Home Depot, Inc.
2.88%, 04/15/2027	1,309	1,304
3.25%, 04/15/2032	7,418	7,421
3.63%, 04/15/2052	3,009	2,986
4.40%, 03/15/2045	268	294
Honda Motor Co. Ltd.
2.53%, 03/10/2027	11,761	11,384
Hyundai Capital America
1.15%, 11/10/2022(1)	5,552	5,513
1.30%, 01/08/2026(1)	1,005	921
1.50%, 06/15/2026(1)	2,215	2,014
1.80%, 10/15/2025(1)	1,190	1,111
1.80%, 01/10/2028(1)	2,170	1,916
2.38%, 10/15/2027(1)	1,200	1,099
3.00%, 02/10/2027(1)	675	645
3.10%, 04/05/2022(1)	2,500	2,500
3.40%, 06/20/2024(1)	1,500	1,497
JetBlue 2020-1 Class B Pass-Through Trust
7.75%, 11/15/2028	1,684	1,839
Kia Corp.
1.75%, 10/16/2026(1)	1,620	1,505
Kohl’s Corp.
3.38%, 05/01/2031	2,500	2,413
Lear Corp.
2.60%, 01/15/2032	1,225	1,082
Lennar Corp.
4.50%, 04/30/2024	880	902
Lowe’s Companies, Inc.
1.70%, 10/15/2030	2,300	2,008
2.63%, 04/01/2031	2,845	2,667
3.35%, 04/01/2027	2,735	2,751
4.25%, 04/01/2052	3,441	3,559
4.45%, 04/01/2062	2,531	2,634
Magallanes, Inc.
4.05%, 03/15/2029(1)	1,650	1,658
5.05%, 03/15/2042(1)	7,231	7,376
5.14%, 03/15/2052(1)	3,325	3,402
5.39%, 03/15/2062(1)	4,869	5,030
McDonald’s Corp.
4.45%, 03/01/2047	360	387
4.70%, 12/09/2035	216	235
6.30%, 10/15/2037	394	505
MDC Holdings, Inc.
2.50%, 01/15/2031	1,595	1,393
Newell Brands, Inc.
5.75%, 04/01/2046	1,765	1,844
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(1)	4,222	4,160
4.81%, 09/17/2030(1)	2,686	2,663
Nordstrom, Inc.
4.00%, 03/15/2027	2,511	2,419
4.25%, 08/01/2031	2,871	2,617
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500	503
3.60%, 09/01/2027	802	811
Ross Stores, Inc.
1.88%, 04/15/2031	11,995	10,429
Spirit Airlines Pass-Through Trust 2017-1AA
3.38%, 02/15/2030	767	716
Starbucks Corp.
4.45%, 08/15/2049	1,664	1,778
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031(1)	2,008	1,763
Toll Brothers Finance Corp.
4.35%, 02/15/2028	17,435	17,517
Toyota Motor Credit Corp.
3.05%, 03/22/2027	7,422	7,410
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/2024	960	963
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,799	2,795
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	722	724
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,354	1,261

United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	6,093	5,901
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	1,638	1,546
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	2,366	2,167
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,419	1,345
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	2,104	1,972
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	3,223	3,002
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	4,148	4,008
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	1,080	986
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,834	1,834
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	2,098	2,118
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,717	2,487
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(1)	1,670	1,483

Total Consumer, Cyclical		338,416

Consumer, Non-cyclical – 3.86%
Abbott Laboratories
4.75%, 11/30/2036	5,000	5,810
AbbVie, Inc.
2.60%, 11/21/2024	5,387	5,350
2.80%, 03/15/2023	971	974
2.85%, 05/14/2023	4,900	4,929
3.60%, 05/14/2025	12,060	12,218
3.80%, 03/15/2025	3,000	3,056
3.85%, 06/15/2024	1,198	1,221
4.05%, 11/21/2039	4,531	4,655
4.25%, 11/21/2049	11,691	12,132
4.40%, 11/06/2042	1,700	1,794
4.45%, 05/14/2046	425	452
4.55%, 03/15/2035	6,025	6,468
4.70%, 05/14/2045	4,415	4,793
Aetna, Inc.
4.50%, 05/15/2042	4,205	4,377
4.75%, 03/15/2044	1,800	1,959
6.75%, 12/15/2037	341	436
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280	3,935
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	2,318
Altria Group, Inc.
2.45%, 02/04/2032	3,845	3,342
3.40%, 02/04/2041	8,495	6,971
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080	1,089
Amgen, Inc.
2.20%, 02/21/2027	1,155	1,111
2.80%, 08/15/2041	15,620	13,411
3.00%, 01/15/2052	7,568	6,401
3.15%, 02/21/2040	4,747	4,339
4.20%, 02/22/2052	1,917	1,983
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455	485
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	2,240	2,354
4.44%, 10/06/2048	590	618
4.60%, 04/15/2048	5,390	5,817
4.60%, 06/01/2060	1,910	2,030
4.70%, 02/01/2036	7,057	7,569
4.75%, 01/23/2029	1,150	1,247
4.75%, 04/15/2058	93	101
4.90%, 02/01/2046	6,000	6,673
4.95%, 01/15/2042	2,735	3,019
5.45%, 01/23/2039	7,035	8,215
Anthem, Inc.
3.13%, 05/15/2022	484	485
3.30%, 01/15/2023	271	273
3.60%, 03/15/2051	4,420	4,226
4.10%, 03/01/2028	920	954
4.38%, 12/01/2047	4,500	4,819
4.63%, 05/15/2042	400	437
4.65%, 01/15/2043	391	427

4.65%, 08/15/2044	395	430
5.10%, 01/15/2044	1,690	1,948
Ascension Health
2.53%, 11/15/2029	1,740	1,675
3.11%, 11/15/2039	2,670	2,493
AstraZeneca Plc
2.13%, 08/06/2050	1,040	799
4.00%, 09/18/2042	540	567
6.45%, 09/15/2037	500	664
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	2,081
BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,795
2.73%, 03/25/2031	6,820	6,010
3.56%, 08/15/2027	3,615	3,518
3.73%, 09/25/2040	1,240	1,016
3.98%, 09/25/2050	2,500	2,026
4.39%, 08/15/2037	3,610	3,357
4.54%, 08/15/2047	635	567
BAT International Finance Plc
1.67%, 03/25/2026	1,390	1,275
4.45%, 03/16/2028	5,620	5,632
Baxalta, Inc.
3.60%, 06/23/2022	110	110
5.25%, 06/23/2045	50	57
Baxter International, Inc.
2.27%, 12/01/2028(1)	5,991	5,550
Becton Dickinson & Co.
3.73%, 12/15/2024	515	523
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(1)	3,755	3,504
Biogen, Inc.
2.25%, 05/01/2030	1,364	1,227
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,466
Boston Scientific Corp.
4.55%, 03/01/2039	356	384
Bristol-Myers Squibb Co.
3.55%, 03/15/2042	6,565	6,493
3.70%, 03/15/2052	1,903	1,912
4.13%, 06/15/2039	1,512	1,624
4.35%, 11/15/2047	7,950	8,719
4.55%, 02/20/2048	1,374	1,555
4.63%, 05/15/2044	2,640	2,992
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,588
Campbell Soup Co.
2.38%, 04/24/2030	895	816
3.13%, 04/24/2050	494	411
Cargill, Inc.
3.25%, 03/01/2023(1)	345	349
Centene Corp.
2.45%, 07/15/2028	9,312	8,508
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,779
Children’s Hospital
2.93%, 07/15/2050	1,340	1,098
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	1,032
Cigna Corp.
3.05%, 11/30/2022	430	433
3.25%, 04/15/2025	970	975
4.38%, 10/15/2028	30,325	31,899
4.50%, 02/25/2026	755	790
4.80%, 07/15/2046	218	241
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,301
2.75%, 01/22/2030	1,370	1,311
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,209
2.78%, 10/01/2030	5,925	5,522
3.91%, 10/01/2050	1,265	1,205
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,557
7.00%, 10/01/2028	3,250	3,836
Constellation Brands, Inc.
2.25%, 08/01/2031	2,970	2,615
2.88%, 05/01/2030	3,620	3,396
4.40%, 11/15/2025	760	784
4.65%, 11/15/2028	4,780	5,041

Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,413
CVS Health Corp.
2.70%, 08/21/2040	2,500	2,131
4.30%, 03/25/2028	783	819
4.78%, 03/25/2038	7,088	7,746
4.88%, 07/20/2035	2,515	2,761
5.05%, 03/25/2048	5,000	5,662
5.13%, 07/20/2045	4,430	5,001
5.30%, 12/05/2043	3,260	3,795
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	684	747
5.93%, 01/10/2034(1)	516	570
7.51%, 01/10/2032(1)	755	878
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(1)	761	913
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	816	852
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000	2,891
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	410
Diageo Investment Corp.
8.00%, 09/15/2022	516	531
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	1,405	1,355
3.85%, 06/15/2025(1)	3,000	3,003
ERAC USA Finance LLC
4.50%, 02/15/2045(1)	300	307
5.63%, 03/15/2042(1)	357	419
Experian Finance Plc
2.75%, 03/08/2030(1)	9,240	8,769
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	2,290	2,118
4.38%, 05/10/2043	526	551
Ford Foundation
2.82%, 06/01/2070	3,035	2,504
Fresenius Medical Care US Finance III, Inc.
3.00%, 12/01/2031(1)	8,000	7,255
General Mills, Inc.
3.00%, 02/01/2051	3,007	2,591
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,494
2.60%, 10/01/2040	1,855	1,562
4.60%, 09/01/2035	4,225	4,595
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,601
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(1)	8,310	8,484
4.70%, 11/10/2047(1)	4,500	4,603
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027(1)	9,575	9,575
3.63%, 03/24/2032(1)	7,172	7,165
4.00%, 03/24/2052(1)	1,503	1,506
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	3,235
2.88%, 09/01/2050	2,000	1,691
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	3,181
HCA, Inc.
3.50%, 07/15/2051	245	212
3.63%, 03/15/2032(1)	3,500	3,430
4.38%, 03/15/2042(1)	1,015	1,001
4.50%, 02/15/2027	7,000	7,230
4.63%, 03/15/2052(1)	1,418	1,429
5.13%, 06/15/2039	1,715	1,849
5.25%, 06/15/2026	4,200	4,433
5.50%, 06/15/2047	1,825	2,059
JBS USA LUX SA / JBC USA Food Co. / JBS USA Finance, Inc.
6.50%, 04/15/2029(1)	5,750	6,095
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 05/15/2032(1)	7,450	6,705
4.38%, 02/02/2052(1)	1,947	1,694
Johnson & Johnson
4.38%, 12/05/2033	1,070	1,205
Keurig Dr Pepper, Inc.
3.43%, 06/15/2027	1,802	1,801
4.06%, 05/25/2023	2,299	2,339
4.42%, 05/25/2025	447	462
4.42%, 12/15/2046	4,032	4,187
4.99%, 05/25/2038	646	708
5.09%, 05/25/2048	500	568

Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(1)	7,500	6,792
Kraft Heinz Foods Co.
3.00%, 06/01/2026	3,353	3,306
4.38%, 06/01/2046	11,928	11,781
4.63%, 10/01/2039	2,357	2,389
4.88%, 10/01/2049	3,375	3,556
Kroger Co.
3.95%, 01/15/2050	1,600	1,619
4.45%, 02/01/2047	1,010	1,073
5.40%, 07/15/2040	95	110
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	2,104
Mars, Inc.
3.95%, 04/01/2049(1)	3,482	3,617
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,829
4.68%, 07/01/2114	1,645	1,887
McKesson Corp.
0.90%, 12/03/2025	2,410	2,213
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891	912
Memorial Health Services
3.45%, 11/01/2049	3,040	2,859
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	1,233
MidMichigan Health
3.41%, 06/01/2050	3,480	3,054
Moody’s Corp.
2.55%, 08/18/2060	705	531
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999	970
MultiCare Health System
2.80%, 08/15/2050	3,003	2,482
Mylan, Inc.
3.13%, 01/15/2023(1)	5,000	5,020
4.55%, 04/15/2028	700	708
5.20%, 04/15/2048	7,550	7,401
5.40%, 11/29/2043	3,770	3,675
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	1,127
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,678
Pepperdine University
3.30%, 12/01/2059	1,440	1,317
PerkinElmer, Inc.
3.63%, 03/15/2051	3,400	3,152
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300	1,306
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,791
President & Fellows of Harvard College
2.52%, 10/15/2050	3,480	2,986
3.30%, 07/15/2056	4,420	4,390
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200	1,188
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,574
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223	225
3.50%, 03/30/2025	4,820	4,867
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(1)	1,200	1,202
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,430
2.80%, 09/15/2050	1,655	1,322
Reynolds American, Inc.
4.45%, 06/12/2025	5,000	5,105
Roche Holdings, Inc.
2.31%, 03/10/2027(1)	16,417	15,934
2.61%, 12/13/2051(1)	4,621	4,003
Royalty Pharma Plc
0.75%, 09/02/2023	7,105	6,898
1.20%, 09/02/2025	874	804
2.15%, 09/02/2031	1,291	1,107
S&P Global, Inc.
2.90%, 03/01/2032(1)	2,118	2,053
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	264	265
3.20%, 09/23/2026	3,626	3,632

Sysco Corp.
5.95%, 04/01/2030	5,000	5,800
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	3,277
3.18%, 07/09/2050	1,920	1,680
Texas Health Resources
2.33%, 11/15/2050	970	737
4.33%, 11/15/2055	1,000	1,116
Thermo Fisher Scientific, Inc.
2.60%, 10/01/2029	5,613	5,351
2.80%, 10/15/2041	1,040	931
Triton Container International Ltd.
1.15%, 06/07/2024(1)	2,755	2,614
Tyson Foods, Inc.
4.88%, 08/15/2034	400	433
5.15%, 08/15/2044	588	666
UnitedHealth Group, Inc.
3.10%, 03/15/2026	550	555
3.25%, 05/15/2051	1,395	1,310
3.50%, 08/15/2039	1,675	1,662
4.63%, 07/15/2035	427	477
Universal Health Services, Inc.
2.65%, 10/15/2030(1)	3,635	3,300
University of Chicago
2.76%, 04/01/2045	1,575	1,400
University of Miami
4.06%, 04/01/2052	2,059	2,059
University of Southern California
3.23%, 10/01/2120	1,370	1,130
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532	528
5.25%, 06/15/2046	275	272
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000	7,144
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,208
3.85%, 06/22/2040	4,820	4,169
4.00%, 06/22/2050	4,000	3,360
Viterra Finance BV
3.20%, 04/21/2031(1)	10,250	9,432
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	1,197
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	3,081	2,812
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,426
3.00%, 09/12/2027	4,685	4,666

Total Consumer, Non-cyclical		699,218

Diversified – 0.02%
CK Hutchison International 16 Ltd.
2.75%, 10/03/2026(1)	600	586
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023(1)	500	502
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022(1)	800	800
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029(1)	1,615	1,633
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(1)	450	452

Total Diversified		3,973

Energy – 3.06%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(1)	3,856	4,078
Aker BP ASA
2.88%, 01/15/2026(1)	2,326	2,261
Baker Hughes Holdings LLC
5.13%, 09/15/2040	600	682
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
4.49%, 05/01/2030	1,365	1,457
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145	1,083
3.60%, 09/01/2032	5,000	4,767
5.95%, 06/01/2026	3,000	3,239
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	3,359
3.02%, 01/16/2027	1,052	1,049
3.79%, 02/06/2024	9,145	9,304
BP Capital Markets Plc
3.28%, 09/19/2027	1,244	1,255
3.51%, 03/17/2025	45	46
3.54%, 11/04/2024	700	711

Buckeye Partners LP
5.60%, 10/15/2044	2,000	1,677
5.85%, 11/15/2043	591	504
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000	5,975
6.50%, 02/15/2037	118	140
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270	5,709
5.38%, 07/15/2025	15,574	16,422
5.40%, 06/15/2047	3,590	4,042
6.80%, 09/15/2037	2,100	2,573
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039(1)	2,025	1,762
5.13%, 06/30/2027	377	402
5.88%, 03/31/2025	5,900	6,227
Chevron USA, Inc.
3.25%, 10/15/2029	1,155	1,173
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	3,176
ConocoPhillips Co.
4.95%, 03/15/2026	598	641
Continental Resources, Inc.
2.27%, 11/15/2026(1)	3,235	3,021
4.38%, 01/15/2028	4,894	4,962
4.50%, 04/15/2023	3,444	3,485
4.90%, 06/01/2044	2,517	2,491
Coterra Energy, Inc.
3.90%, 05/15/2027(1)	3,045	3,067
Devon Energy Corp.
5.25%, 09/15/2024	1,010	1,055
5.60%, 07/15/2041	3,409	3,934
Diamondback Energy, Inc.
3.25%, 12/01/2026	10,490	10,474
4.25%, 03/15/2052	2,819	2,786
4.40%, 03/24/2051	2,575	2,612
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044(1)	1,300	1,343
Ecopetrol SA
4.13%, 01/16/2025	383	377
5.38%, 06/26/2026	537	543
5.88%, 09/18/2023	395	405
EIG Pearl Holdings Sarl
3.55%, 08/31/2036(1)	5,996	5,712
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,949	6,595
Enbridge, Inc.
2.50%, 02/14/2025	4,781	4,673
Energy Transfer LP
3.60%, 02/01/2023	1,245	1,252
4.40%, 03/15/2027	900	915
4.75%, 01/15/2026	1,822	1,893
4.95%, 05/15/2028	1,615	1,673
4.95%, 01/15/2043	1,482	1,421
5.00%, 05/15/2050	5,545	5,611
5.25%, 04/15/2029	5,631	6,009
5.30%, 04/01/2044	200	205
5.40%, 10/01/2047	1,500	1,570
5.50%, 06/01/2027	277	298
6.05%, 06/01/2041	2,000	2,220
6.13%, 12/15/2045	810	893
6.25%, 04/15/2049	7,273	8,346
6.50%, 02/01/2042	3,000	3,448
6.63%, 10/15/2036	2,000	2,250
ENI SpA
4.25%, 05/09/2029(1)	2,825	2,912
5.70%, 10/01/2040(1)	557	632
ENI USA, Inc.
7.30%, 11/15/2027	400	469
Enterprise Products Operating LLC
3.70%, 02/15/2026	304	308
3.90%, 02/15/2024	3,400	3,462
4.85%, 08/15/2042	4,000	4,238
4.95%, 10/15/2054	177	192
5.75%, 03/01/2035	1,075	1,213
5.95%, 02/01/2041	201	238
EOG Resources, Inc.
2.63%, 03/15/2023	249	250
EQM Midstream Partners LP
4.00%, 08/01/2024	2,000	1,979
4.75%, 07/15/2023	1,684	1,697
EQT Corp.
3.90%, 10/01/2027	805	803

Equinor ASA
2.88%, 04/06/2025	665	665
3.25%, 11/10/2024	508	513
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	3,277
3.10%, 08/16/2049	2,040	1,866
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(1)	3,360	3,122
4.32%, 12/30/2039(1)	1,365	1,269
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(1)	2,407	2,171
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022(1)	610	397
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)	1,220	1,202
2.60%, 10/15/2025(1)	5,580	5,353
Halliburton Co.
4.75%, 08/01/2043	565	591
4.85%, 11/15/2035	200	215
7.60%, 08/15/2096(1)	258	308
HollyFrontier Corp.
2.63%, 10/01/2023	250	247
5.88%, 04/01/2026	4,573	4,761
KazMunayGas National Co. JSC
4.75%, 04/24/2025(1)	1,590	1,545
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700	3,776
6.95%, 01/15/2038	8,490	10,617
7.30%, 08/15/2033	1,650	2,047
7.50%, 11/15/2040	483	628
Kinder Morgan, Inc.
5.05%, 02/15/2046	600	636
7.80%, 08/01/2031	4,600	5,881
Lundin Energy Finance BV
2.00%, 07/15/2026(1)	2,255	2,100
3.10%, 07/15/2031(1)	2,730	2,528
Magellan Midstream Partners LP
3.20%, 03/15/2025	386	382
4.20%, 03/15/2045	5,725	5,205
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,000	1,007
4.50%, 04/01/2048	3,000	3,008
4.70%, 05/01/2025	8,696	9,037
5.13%, 12/15/2026	5,930	6,310
MPLX LP
2.65%, 08/15/2030	7,390	6,772
4.50%, 04/15/2038	6,723	6,869
4.88%, 06/01/2025	3,000	3,108
4.95%, 03/14/2052	3,601	3,749
5.20%, 03/01/2047	695	745
5.20%, 12/01/2047	560	594
5.50%, 02/15/2049	950	1,052
NGPL PipeCo LLC
3.25%, 07/15/2031(1)	2,055	1,919
Occidental Petroleum Corp.
0.00%, 10/10/2036	4,000	2,145
3.20%, 08/15/2026	3,000	2,947
6.45%, 09/15/2036	2,685	3,154
ONEOK Partners LP
3.38%, 10/01/2022	151	151
5.00%, 09/15/2023	3,923	4,018
6.20%, 09/15/2043	2,500	2,744
6.65%, 10/01/2036	1,050	1,201
ONEOK, Inc.
2.75%, 09/01/2024	6,954	6,911
3.10%, 03/15/2030	13,970	13,093
4.50%, 03/15/2050	915	875
4.95%, 07/13/2047	1,850	1,863
Ovintiv Exploration, Inc.
5.38%, 01/01/2026	12,705	13,467
5.63%, 07/01/2024	1,000	1,051
Petroleos Mexicanos
6.35%, 02/12/2048	4,537	3,567
6.49%, 01/23/2027	1,185	1,200
6.50%, 03/13/2027	1,090	1,107
6.50%, 01/23/2029	970	961
6.75%, 09/21/2047	4,518	3,673
6.88%, 08/04/2026	2,390	2,500
Phillips 66
4.88%, 11/15/2044	70	78
5.88%, 05/01/2042	3,000	3,698

Phillips 66 Partners LP
3.15%, 12/15/2029	19,655	18,957
3.55%, 10/01/2026	190	190
3.61%, 02/15/2025	560	565
4.90%, 10/01/2046	412	453
Pioneer Natural Resources Co.
1.90%, 08/15/2030	2,330	2,065
2.15%, 01/15/2031	7,905	7,124
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800	2,706
4.65%, 10/15/2025	2,391	2,457
4.70%, 06/15/2044	8,454	7,932
4.90%, 02/15/2045	1,020	978
5.15%, 06/01/2042	2,380	2,304
Qatar Energy
1.38%, 09/12/2026(1)	13,142	12,255
2.25%, 07/12/2031(1)	3,240	2,981
3.13%, 07/12/2041(1)	897	816
Reliance Industries Ltd.
2.88%, 01/12/2032(1)	3,000	2,752
Sabal Trail Transmission LLC
4.68%, 05/01/2038(1)	10,000	10,857
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,472
5.00%, 03/15/2027	1,700	1,798
5.63%, 03/01/2025	505	534
5.88%, 06/30/2026	6,680	7,222
Saudi Arabian Oil Co.
1.25%, 11/24/2023(1)	352	344
1.63%, 11/24/2025(1)	653	619
Schlumberger Finance Canada Ltd.
1.40%, 09/17/2025	2,640	2,505
Schlumberger Holdings Corp.
3.75%, 05/01/2024(1)	780	794
3.90%, 05/17/2028(1)	852	861
Shell International Finance BV
2.75%, 04/06/2030	3,300	3,201
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/2049(1)	4,318	3,826
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	428	452
8.00%, 03/01/2032	446	566
Spectra Energy Partners LP
4.50%, 03/15/2045	3,225	3,294
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,212
5.95%, 05/15/2035	350	409
6.80%, 05/15/2038	423	545
7.88%, 06/15/2026	543	633
Targa Resources Corp.
4.20%, 02/01/2033	1,060	1,070
4.95%, 04/15/2052	3,916	3,990
TC PipeLines LP
3.90%, 05/25/2027	5,000	5,099
4.38%, 03/13/2025	8,465	8,663
Texas Eastern Transmission LP
2.80%, 10/15/2022(1)	714	716
3.50%, 01/15/2028(1)	450	447
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	3,644
3.13%, 05/29/2050	2,465	2,249
3.46%, 07/12/2049	1,905	1,834
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000	1,079
6.20%, 10/15/2037	573	700
Valero Energy Corp.
2.15%, 09/15/2027	1,870	1,749
2.80%, 12/01/2031	4,721	4,357
4.35%, 06/01/2028	5,000	5,189
6.63%, 06/15/2037	5,000	6,185
7.50%, 04/15/2032	175	221
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,330
4.30%, 03/04/2024	2,500	2,556
4.85%, 03/01/2048	3,000	3,201
4.90%, 01/15/2045	7,000	7,307
5.40%, 03/04/2044	2,750	3,019
5.75%, 06/24/2044	2,500	2,879
6.30%, 04/15/2040	333	401
Woodside Finance Ltd.
3.65%, 03/05/2025(1)	3,300	3,309

Total Energy		553,395

Financials – 11.40%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(3)	8,400	7,702
2.47% (1 Year CMT Index + 1.10%), 12/13/2029(1)(3)	1,300	1,188
3.32% (5 Year CMT Index + 1.90%), 03/13/2037(1)(3)	2,500	2,272
4.75%, 07/28/2025(1)	6,031	6,165
AerCap Ireland Capital DAC
1.75%, 01/30/2026	1,140	1,046
2.45%, 10/29/2026	1,045	967
2.88%, 08/14/2024	1,060	1,031
3.00%, 10/29/2028	13,272	12,239
3.30%, 01/30/2032	1,225	1,104
3.50%, 01/15/2025	333	327
4.45%, 10/01/2025	3,500	3,512
4.50%, 09/15/2023	5,280	5,320
6.50%, 07/15/2025	1,848	1,957
AIA Group Ltd.
3.20%, 03/11/2025(1)	5,545	5,577
3.20%, 09/16/2040(1)	915	812
3.60%, 04/09/2029(1)	795	801
3.90%, 04/06/2028(1)	1,000	1,018
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(3)	1,265	1,267
4.75%, 10/12/2023(1)	5,775	5,875
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(1)	955	1,201
Air Lease Corp.
1.88%, 08/15/2026	3,070	2,828
2.88%, 01/15/2026	1,300	1,255
3.25%, 03/01/2025	710	700
3.25%, 10/01/2029	3,950	3,729
3.38%, 07/01/2025	1,835	1,809
3.88%, 07/03/2023	2,500	2,525
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	1,006
2.00%, 05/18/2032	2,180	1,905
3.80%, 04/15/2026	338	344
4.00%, 02/01/2050	1,451	1,431
American Campus Communities Operating Partnership LP
2.25%, 01/15/2029	1,600	1,462
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2170(3)	3,475	3,167
4.20%, 11/06/2025	1,400	1,458
American Financial Group, Inc.
3.50%, 08/15/2026	1,435	1,448
American International Group, Inc.
3.88%, 01/15/2035	376	383
3.90%, 04/01/2026	1,370	1,404
4.13%, 02/15/2024	107	109
4.50%, 07/16/2044	4,369	4,715
American Tower Corp.
1.50%, 01/31/2028	2,660	2,350
1.88%, 10/15/2030	2,485	2,115
2.10%, 06/15/2030	1,300	1,134
2.95%, 01/15/2051	875	688
3.10%, 06/15/2050	1,340	1,083
3.38%, 10/15/2026	506	499
3.70%, 10/15/2049	2,065	1,840
3.80%, 08/15/2029	2,500	2,488
American Tower Trust
3.07%, 03/15/2023(1)	2,900	2,883
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,000	4,616
ANZ New Zealand Int'l Ltd.
3.45%, 01/21/2028(1)	500	501
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	4,194
Aon Plc
3.50%, 06/14/2024	815	822
4.00%, 11/27/2023	5,000	5,094
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,667
Assurant, Inc.
4.20%, 09/27/2023	1,210	1,230
Athene Global Funding
0.95%, 01/08/2024(1)	2,225	2,143
1.73%, 10/02/2026(1)	5,173	4,697
2.50%, 01/14/2025(1)	629	610
2.67%, 06/07/2031(1)	5,583	5,011
2.95%, 11/12/2026(1)	8,845	8,563

Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(3)	4,590	4,005
4.40%, 05/19/2026(1)	1,816	1,850
4.50%, 03/19/2024(1)	9,000	9,175
Aviation Capital Group LLC
3.88%, 05/01/2023(1)	780	783
5.50%, 12/15/2024(1)	1,745	1,796
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(1)	1,430	1,306
2.53%, 11/18/2027(1)	15,330	13,542
2.88%, 02/15/2025(1)	3,704	3,557
3.95%, 07/01/2024(1)	2,835	2,826
4.25%, 04/15/2026(1)	1,710	1,686
4.38%, 05/01/2026(1)	790	779
5.25%, 05/15/2024(1)	2,790	2,848
5.50%, 01/15/2026(1)	4,364	4,504
Banco Nacional de Panama
2.50%, 08/11/2030(1)	2,750	2,429
Banco Santander SA
1.36% (3 Month LIBOR USD + 1.12%), 04/12/2023(3)	1,000	1,005
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(3)	3,200	2,890
1.85%, 03/25/2026	6,600	6,169
2.75%, 05/28/2025	1,600	1,559
2.75%, 12/03/2030	1,400	1,232
3.13%, 02/23/2023	1,400	1,410
3.23% (1 Year CMT Index + 1.60%), 11/22/2032(3)	3,000	2,693
3.50%, 04/11/2022	5,000	5,002
4.18% (1 Year CMT Index + 2.00%), 03/24/2028(3)	11,760	11,820
5.18%, 11/19/2025	1,500	1,551
Bank of America Corp.
1.53% (SOFR + 0.65%), 12/06/2025(3)	9,210	8,808
1.66% (SOFR + 0.91%), 03/11/2027(3)	950	886
1.73% (SOFR + 0.96%), 07/22/2027(3)	7,170	6,659
1.90% (SOFR + 1.53%), 07/23/2031(3)	1,285	1,122
2.09% (SOFR + 1.06%), 06/14/2029(3)	15,630	14,277
2.30% (SOFR + 1.22%), 07/21/2032(3)	26,051	23,186
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(3)	2,000	1,965
2.55% (SOFR + 1.05%), 02/04/2028(3)	3,075	2,938
2.57% (SOFR + 1.21%), 10/20/2032(3)	4,515	4,103
2.59% (SOFR + 2.15%), 04/29/2031(3)	11,813	10,898
2.68% (SOFR + 1.93%), 06/19/2041(3)	7,418	6,263
2.69% (SOFR + 1.32%), 04/22/2032(3)	17,025	15,657
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(3)	5,130	4,865
2.97% (SOFR + 1.33%), 02/04/2033(3)	4,550	4,263
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(3)	4,530	4,541
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(3)	5,000	4,983
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(3)	1,500	1,501
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(3)	4,105	4,128
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(3)	7,800	7,814
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(3)	4,500	4,529
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(3)	10,000	10,115
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024(3)	8,174	8,266
3.95%, 04/21/2025	5,201	5,300
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(3)	2,820	2,866
4.00%, 01/22/2025	5,349	5,447
4.20%, 08/26/2024	4,140	4,241
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(3)	1,500	1,548
4.30% (3 Month LIBOR USD + 2.66%), 07/28/2170(3)	3,075	2,921
4.45%, 03/03/2026	7,140	7,384
6.11%, 01/29/2037	3,580	4,277
7.75%, 05/14/2038	137	191
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(3)	6,132	5,554
Bank of Montreal
1.85%, 05/01/2025	1,950	1,874
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(3)	7,167	7,083
Bank of New York Mellon Corp.
2.95%, 01/29/2023	1,000	1,009
3.00%, 02/24/2025	5,360	5,382
3.30%, 08/23/2029	241	240
Bank of New Zealand
3.50%, 02/20/2024(1)	950	963
Bank of Nova Scotia
1.95%, 02/02/2027	4,811	4,547
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026(1)	3,100	2,852
3.75%, 07/20/2023(1)	1,650	1,671
Barclays Plc
1.01% (1 Year CMT Index + 0.80%), 12/10/2024(3)	3,434	3,297
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(3)	1,572	1,426
3.65%, 03/16/2025	2,522	2,527

3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(3)	7,000	7,057
4.34%, 01/10/2028	2,360	2,398
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(3)	2,450	2,563
5.20%, 05/12/2026	500	520
Berkshire Hathaway Finance Corp.
2.88%, 03/15/2032	4,419	4,285
3.85%, 03/15/2052	6,679	6,830
4.30%, 05/15/2043	322	344
4.40%, 05/15/2042	1,524	1,641
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(1)	170	176
Blackstone Secured Lending Fund
3.65%, 07/14/2023	2,110	2,122
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(3)	8,178	7,447
1.68% (SOFR + 0.91%), 06/30/2027(1)(3)	2,660	2,432
1.90% (SOFR + 1.61%), 09/30/2028(1)(3)	6,280	5,621
2.16% (SOFR + 1.22%), 09/15/2029(1)(3)	4,000	3,559
2.22% (SOFR + 2.07%), 06/09/2026(1)(3)	782	744
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(3)	6,899	5,989
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(1)(3)	4,000	3,905
2.87% (SOFR + 1.39%), 04/19/2032(1)(3)	3,560	3,238
3.38%, 01/09/2025(1)	10,725	10,671
3.50%, 03/01/2023(1)	430	434
4.71% (3 Month LIBOR USD + 2.24%), 01/10/2025(1)(3)	1,600	1,634
BNZ International Funding Ltd.
2.65%, 11/03/2022(1)	1,516	1,523
BOC Aviation Ltd.
2.75%, 09/18/2022(1)	780	780
BOC Aviation USA Corp.
1.63%, 04/29/2024(1)	2,170	2,084
Boston Properties LP
3.13%, 09/01/2023	300	302
3.20%, 01/15/2025	1,139	1,138
3.65%, 02/01/2026	557	564
BPCE SA
1.00%, 01/20/2026(1)	3,225	2,957
1.65% (SOFR + 1.52%), 10/06/2026(1)(3)	1,566	1,445
2.28% (SOFR + 1.31%), 01/20/2032(1)(3)	10,100	8,869
2.75%, 01/11/2023(1)	1,000	1,004
3.12% (SOFR + 1.73%), 10/19/2032(1)(3)	3,000	2,715
3.25%, 01/11/2028(1)	7,815	7,636
4.50%, 03/15/2025(1)	2,000	2,023
4.63%, 07/11/2024(1)	1,300	1,324
5.15%, 07/21/2024(1)	2,800	2,886
5.70%, 10/22/2023(1)	3,645	3,770
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,763
2.50%, 08/16/2031	1,080	954
3.85%, 02/01/2025	1,100	1,108
4.05%, 07/01/2030	2,286	2,294
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	773
4.70%, 09/20/2047	158	167
4.85%, 03/29/2029	875	933
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,646
4.20%, 03/17/2032	6,000	6,096
Capital One Bank USA N.A.
3.38%, 02/15/2023	4,500	4,534
Capital One Financial Corp.
2.62% (SOFR + 1.27%), 11/02/2032(3)	2,495	2,247
3.20%, 02/05/2025	726	727
3.75%, 07/28/2026	960	965
3.90%, 01/29/2024	3,600	3,656
4.20%, 10/29/2025	400	409
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880	9,490
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	9,719
3.20%, 03/02/2027	1,700	1,711
3.23%, 09/01/2022	165	166
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027(3)	32,820	30,109
2.52% (SOFR + 1.18%), 11/03/2032(3)	1,140	1,023
2.56% (SOFR + 1.17%), 05/01/2032(3)	19,270	17,377
2.57% (SOFR + 2.11%), 06/03/2031(3)	4,423	4,052
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(3)	2,500	2,503
3.06% (SOFR + 1.35%), 01/25/2033(3)	6,852	6,402
3.20%, 10/21/2026	905	898
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(3)	3,846	3,810

3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(3)	7,895	7,897
3.70%, 01/12/2026	9,150	9,263
3.79% (SOFR + 1.94%), 03/17/2033(3)	6,770	6,711
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(3)	12,600	12,742
3.98% (3 Month LIBOR USD + 1.34%), 03/20/2030(3)	3,490	3,543
4.08% (3 Month LIBOR USD + 1.19%), 04/23/2029(3)	1,111	1,132
4.30%, 11/20/2026	1,570	1,615
4.40%, 06/10/2025	12,181	12,531
4.45%, 09/29/2027	8,213	8,471
6.63%, 01/15/2028	387	447
Citizens Bank N.A.
3.70%, 03/29/2023	1,370	1,385
Citizens Financial Group, Inc.
2.64%, 09/30/2032	343	303
3.25%, 04/30/2030	5,000	4,887
CNA Financial Corp.
3.45%, 08/15/2027	820	821
3.95%, 05/15/2024	303	308
7.25%, 11/15/2023	7,470	7,974
Comerica, Inc.
4.00%, 02/01/2029	1,900	1,968
Commonwealth Bank of Australia
2.55%, 03/14/2027(1)	5,494	5,328
3.31%, 03/11/2041(1)	1,255	1,094
3.74%, 09/12/2039(1)	5,000	4,676
Cooperatieve Rabobank UA
3.76% (1 Year CMT Index + 1.42%), 04/06/2033(1)(3)	6,233	6,215
4.38%, 08/04/2025	570	579
Corebridge Financial, Inc.
3.50%, 04/04/2025(1)	5,754	5,749
3.65%, 04/05/2027(1)	2,055	2,052
3.85%, 04/05/2029(1)	1,455	1,454
Corporate Office Properties LP
2.00%, 01/15/2029	860	757
2.90%, 12/01/2033	5,350	4,723
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027(1)(3)	24,204	22,020
1.91% (SOFR + 1.68%), 06/16/2026(1)(3)	6,715	6,339
2.81%, 01/11/2041(1)	1,485	1,227
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(3)	5,000	4,909
4.38%, 03/17/2025(1)	305	308
Credit Suisse AG
1.25%, 08/07/2026	3,100	2,827
Credit Suisse Group AG
1.31% (SOFR + 0.98%), 02/02/2027(1)(3)	4,075	3,645
2.19% (SOFR + 2.04%), 06/05/2026(1)(3)	1,020	958
2.59% (SOFR + 1.56%), 09/11/2025(1)(3)	1,450	1,401
3.09% (SOFR + 1.73%), 05/14/2032(1)(3)	2,915	2,629
3.80%, 06/09/2023	8,500	8,578
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(3)	2,000	1,952
4.28%, 01/09/2028(1)	3,973	3,969
4.55%, 04/17/2026	1,500	1,526
Crown Castle International Corp.
4.00%, 03/01/2027	261	265
CubeSmart LP
2.25%, 12/15/2028	7,275	6,606
Dai-ichi Life Insurance Co. Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 01/24/2171(1)(3)	1,179	1,172
Daiwa Securities Group, Inc.
3.13%, 04/19/2022(1)	854	855
Danske Bank
1.17% (1 Year CMT Index + 1.03%), 12/08/2023(1)(3)	4,448	4,391
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(3)	2,000	1,849
Deutsche Bank AG
0.96%, 11/08/2023	5,520	5,352
2.13% (SOFR + 1.87%), 11/24/2026(3)(13)	6,700	6,211
2.22% (SOFR + 2.16%), 09/18/2024(3)	2,835	2,773
2.55% (SOFR + 1.32%), 01/07/2028(3)	14,446	13,327
3.30%, 11/16/2022	3,000	3,020
3.70%, 05/30/2024	850	853
3.70%, 05/30/2024	2,063	2,073
3.74% (SOFR + 2.26%), 01/07/2033(3)	5,000	4,419
3.95%, 02/27/2023	5,000	5,048
Dexia Credit Local SA
3.25%, 09/26/2023(1)	500	506
Digital Realty Trust LP
3.70%, 08/15/2027	462	465
Discover Bank
3.35%, 02/06/2023	2,000	2,019
3.45%, 07/27/2026	2,800	2,784
4.20%, 08/08/2023	6,305	6,411

4.65%, 09/13/2028	4,000	4,152
Discover Financial Services
3.75%, 03/04/2025	2,920	2,946
4.10%, 02/09/2027	3,471	3,539
DNB Bank ASA
0.86% (1 Year CMT Index + 0.33%), 09/30/2025(1)(3)	9,039	8,554
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(3)	4,000	3,658
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(3)	3,435	3,102
Duke Realty LP
2.88%, 11/15/2029	800	767
3.25%, 06/30/2026	203	202
Equinix, Inc.
2.00%, 05/15/2028	4,467	4,025
2.90%, 11/18/2026	2,580	2,498
Essex Portfolio LP
1.65%, 01/15/2031	910	775
2.65%, 03/15/2032	1,740	1,592
F&G Global Funding
1.75%, 06/30/2026(1)	1,905	1,771
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(1)	5,000	4,824
Fifth Third Bancorp
3.65%, 01/25/2024	1,420	1,438
FMR LLC
4.95%, 02/01/2033(1)	250	275
6.45%, 11/15/2039(1)	258	330
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(1)	1,000	1,008
Globe Life, Inc.
4.55%, 09/15/2028	3,000	3,118
Goldman Sachs Capital I
6.35%, 02/15/2034	127	149
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(3)	5,125	4,723
1.54% (SOFR + 0.82%), 09/10/2027(3)	6,340	5,794
1.95% (SOFR + 0.91%), 10/21/2027(3)	2,541	2,361
1.99% (SOFR + 1.09%), 01/27/2032(3)	7,395	6,406
2.38% (SOFR + 1.25%), 07/21/2032(3)	3,165	2,803
2.62% (SOFR + 1.28%), 04/22/2032(3)	9,805	8,911
2.64% (SOFR + 1.11%), 02/24/2028(3)	8,243	7,881
2.65% (SOFR + 1.26%), 10/21/2032(3)	11,273	10,192
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(3)	6,350	6,357
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(3)	5,590	5,601
3.50%, 01/23/2025	6,509	6,564
3.62% (SOFR + 1.85%), 03/15/2028(3)	20,438	20,409
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(3)	9,911	9,922
3.75%, 02/25/2026	9,005	9,147
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(3)	5,000	5,119
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(3)	5,356	5,650
5.15%, 05/22/2045	4,000	4,469
6.75%, 10/01/2037	2,170	2,735
Goodman US Finance Four LLC
4.50%, 10/15/2037(1)	200	206
Goodman US Finance Three LLC
3.70%, 03/15/2028(1)	862	860
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(1)	650	709
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(1)	1,824	1,830
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(1)	5,610	6,400
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	5,099
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000	938
4.30%, 04/15/2043	1,080	1,085
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031	1,380	1,194
Healthpeak Properties, Inc.
3.40%, 02/01/2025	41	41
3.50%, 07/15/2029	1,742	1,740
High Street Funding Trust II
4.68%, 02/15/2048(1)	5,250	5,863
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(3)	2,500	2,282
2.01% (SOFR + 1.73%), 09/22/2028(3)	3,585	3,251
2.21% (SOFR + 1.29%), 08/17/2029(3)	2,075	1,866
2.36% (SOFR + 1.95%), 08/18/2031(3)	2,580	2,288
2.87% (SOFR + 1.41%), 11/22/2032(3)	2,095	1,904
3.00% (SOFR + 1.43%), 03/10/2026(3)	9,502	9,316
3.60%, 05/25/2023	1,000	1,011

3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025(3)	9,352	9,396
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(3)	1,301	1,314
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(3)	1,000	1,000
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(3)	3,161	3,170
4.25%, 03/14/2024	1,000	1,015
4.25%, 08/18/2025	1,009	1,021
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(3)	7,000	7,090
6.10%, 01/14/2042	1,060	1,340
ING Groep NV
1.40% (1 Year CMT Index + 1.10%), 07/01/2026(1)(3)	1,940	1,795
1.73% (SOFR + 1.01%), 04/01/2027(3)	705	650
4.02% (SOFR + 1.83%), 03/28/2028(3)	6,598	6,634
Intact US Holdings, Inc.
4.60%, 11/09/2022	1,500	1,516
International Lease Finance Corp.
5.88%, 08/15/2022	438	443
Intesa Sanpaolo SpA
4.00%, 09/23/2029(1)	10,590	10,287
Invesco Finance Plc
3.75%, 01/15/2026	4,000	4,078
4.00%, 01/30/2024	2,489	2,527
Jackson National Life Global Funding
2.50%, 06/27/2022(1)	800	802
3.25%, 01/30/2024(1)	460	463
Jefferies Group LLC
6.25%, 01/15/2036	155	181
6.45%, 06/08/2027	428	483
John Hancock Life Insurance Co.
7.38%, 02/15/2024(1)	731	785
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(3)	1,950	1,787
1.47% (SOFR + 0.77%), 09/22/2027(3)	15,960	14,708
1.56% (SOFR + 0.61%), 12/10/2025(3)	9,475	9,069
1.58% (SOFR + 0.89%), 04/22/2027(3)	5,000	4,657
2.07% (SOFR + 1.02%), 06/01/2029(3)	4,256	3,922
2.58% (SOFR + 1.25%), 04/22/2032(3)	6,390	5,854
2.95%, 10/01/2026	5,000	4,961
3.11% (SOFR + 2.44%), 04/22/2051(3)	1,474	1,305
3.13%, 01/23/2025	4,000	4,021
3.38%, 05/01/2023	3,800	3,841
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(3)	8,000	8,074
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(3)	5,770	5,894
4.00% (SOFR + 2.75%), 10/01/2170(3)	4,275	4,031
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(3)	2,320	2,372
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(3)	5,140	5,493
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(3)	9,660	10,069
4.60% (SOFR + 3.13%), 08/01/2170(3)	1,985	1,913
5.00% (SOFR + 3.38%), 02/01/2171(3)	5,010	4,993
KeyBank N.A.
3.18%, 05/22/2022	567	568
KeyCorp
4.15%, 10/29/2025	950	977
KKR Group Finance Co. X LLC
3.25%, 12/15/2051(1)	3,044	2,537
LeasePlan Corp. NV
2.88%, 10/24/2024(1)	5,500	5,373
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(1)	6,769	6,403
4.25%, 06/15/2023(1)	72	73
4.57%, 02/01/2029(1)	2,301	2,439
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(1)	100	135
8.50%, 05/15/2025(1)	700	801
Life Storage LP
2.20%, 10/15/2030	2,630	2,327
2.40%, 10/15/2031	1,310	1,154
4.00%, 06/15/2029	1,831	1,856
Lincoln National Corp.
7.00%, 06/15/2040	1,715	2,258
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(3)	2,280	2,091
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(3)	8,950	8,963
3.51% (1 Year CMT Index + 1.60%), 03/18/2026(3)	1,075	1,070
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(3)	1,000	977
3.75%, 01/11/2027	2,000	1,995
4.05%, 08/16/2023	3,000	3,053
4.38%, 03/22/2028	949	970
4.45%, 05/08/2025	855	876
4.50%, 11/04/2024	2,010	2,054
4.58%, 12/10/2025	550	561

LSEGA Financing Plc
2.00%, 04/06/2028(1)	4,565	4,158
LXP Industrial Trust
2.38%, 10/01/2031	4,601	4,081
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(3)	2,090	1,841
4.00%, 07/29/2025(1)	500	509
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033(1)(3)	4,000	3,550
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(1)(3)	6,000	6,010
4.10% (SOFR + 2.13%), 06/21/2028(1)(3)	6,534	6,507
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(1)(3)	2,000	2,022
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(1)(3)	4,445	4,659
Markel Corp.
3.63%, 03/30/2023	400	405
4.15%, 09/17/2050	655	656
5.00%, 04/05/2046	1,265	1,415
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(1)	2,690	2,407
4.90%, 04/01/2077(1)	5,000	5,470
7.63%, 11/15/2023(1)	300	318
MassMutual Global Funding II
2.75%, 06/22/2024(1)	700	699
MBIA Insurance Corp.
11.50% (3 Month LIBOR USD + 11.26%), 01/15/2033(1)(3)	86	10
MetLife, Inc.
4.88%, 11/13/2043	3,000	3,391
6.40%, 12/15/2036	3,530	3,801
Metropolitan Life Global Funding I
3.00%, 01/10/2023(1)	407	411
3.00%, 09/19/2027(1)	1,180	1,158
3.88%, 04/11/2022(1)	1,480	1,481
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,153
4.00%, 11/15/2025	1,500	1,531
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022(1)	764	765
3.96%, 09/19/2023(1)	2,730	2,769
Mitsubishi UFJ Financial Group, Inc.
0.85% (1 Year CMT Index + 0.68%), 09/15/2024(3)	11,588	11,231
2.05%, 07/17/2030	2,940	2,603
2.19%, 02/25/2025	5,000	4,834
2.34% (1 Year CMT Index + 0.83%), 01/19/2028(3)	5,374	5,076
2.53%, 09/13/2023	481	481
2.67%, 07/25/2022	800	803
3.46%, 03/02/2023	4,000	4,042
3.75%, 07/18/2039	1,615	1,586
Mizuho Bank Ltd.
3.60%, 09/25/2024(1)	1,250	1,269
Mizuho Financial Group, Inc.
1.23% (1 Year CMT Index + 0.67%), 05/22/2027(3)	2,378	2,163
1.24% (SOFR + 1.25%), 07/10/2024(3)(5)	1,480	1,448
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(3)	8,000	7,015
2.23% (3 Month LIBOR USD + 0.83%), 05/25/2026(3)	1,740	1,668
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(3)	1,000	883
2.87% (SOFR + 1.57%), 09/13/2030(3)	1,620	1,529
Morgan Stanley
1.51% (SOFR + 0.86%), 07/20/2027(3)	3,032	2,787
1.79% (SOFR + 1.03%), 02/13/2032(3)	7,282	6,262
1.93% (SOFR + 1.02%), 04/28/2032(3)	16,920	14,625
2.19% (SOFR + 1.99%), 04/28/2026(3)	9,020	8,713
2.24% (SOFR + 1.18%), 07/21/2032(3)	3,555	3,150
2.48% (SOFR + 1.00%), 01/21/2028(3)	526	501
2.51% (SOFR + 1.20%), 10/20/2032(3)	2,184	1,969
2.72% (SOFR + 1.15%), 07/22/2025(3)	873	864
3.13%, 07/27/2026	936	928
3.22% (SOFR + 1.49%), 04/22/2042(3)	5,000	4,600
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(3)	5,882	5,898
3.63%, 01/20/2027	8,854	8,930
3.70%, 10/23/2024	2,029	2,065
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(3)	4,371	4,405
3.88%, 04/29/2024	2,050	2,091
3.88%, 01/27/2026	1,725	1,758
3.95%, 04/23/2027	14,190	14,419
4.10%, 05/22/2023	3,460	3,522
4.35%, 09/08/2026	930	958
4.43% (3 Month LIBOR USD + 1.63%), 01/23/2030(3)	2,304	2,409
5.00%, 11/24/2025	4,023	4,241
MUFG Bank Ltd.
3.75%, 03/10/2024(1)	3,215	3,263
4.10%, 09/09/2023(1)	239	244

National Australia Bank Ltd.
2.33%, 08/21/2030(1)	7,300	6,350
3.35% (5 Year CMT Index + 1.70%), 01/12/2037(1)(3)	2,600	2,400
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(1)(3)	2,330	2,278
National Retail Properties, Inc.
3.50%, 10/15/2027	400	398
3.60%, 12/15/2026	700	702
3.90%, 06/15/2024	1,310	1,331
Nationwide Building Society
1.00%, 08/28/2025(1)	1,085	1,003
1.50%, 10/13/2026(1)	2,800	2,568
4.00%, 09/14/2026(1)	9,650	9,681
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(1)	7,150	10,879
Natwest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(3)	8,225	7,519
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(3)	1,833	1,818
3.88%, 09/12/2023	1,300	1,313
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(3)	1,500	1,539
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(3)	555	563
4.80%, 04/05/2026	3,017	3,119
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(3)	5,490	5,707
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(3)	7,000	7,453
NatWest Markets Plc
1.60%, 09/29/2026(1)	2,390	2,189
New York Life Global Funding
3.00%, 01/10/2028(1)	2,022	1,991
New York Life Insurance Co.
4.45%, 05/15/2069(1)	4,225	4,386
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,599
1.85%, 07/16/2025	5,000	4,719
2.61%, 07/14/2031	2,025	1,820
2.65%, 01/16/2025	2,597	2,526
2.68%, 07/16/2030	1,550	1,409
2.71%, 01/22/2029	11,000	10,142
Nordea Bank Abp
1.50%, 09/30/2026(1)	1,479	1,358
3.75%, 08/30/2023(1)	4,000	4,056
4.25%, 09/21/2022(1)	640	646
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(3)	411	402
Northwestern Mutual Global Funding
1.70%, 06/01/2028(1)	1,995	1,826
Office Properties Income Trust
2.40%, 02/01/2027	2,800	2,491
4.00%, 07/15/2022	1,255	1,258
4.50%, 02/01/2025	2,261	2,257
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027(1)	1,044	1,069
ORIX Corp.
3.25%, 12/04/2024	1,500	1,502
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(3)	743	688
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(1)	2,655	2,674
5.50%, 02/15/2024(1)	275	281
People's United Bank N.A.
4.00%, 07/15/2024	4,350	4,404
Physicians Realty LP
2.63%, 11/01/2031	1,360	1,227
PNC Bank N.A.
2.50%, 08/27/2024	1,615	1,602
3.88%, 04/10/2025	7,840	7,991
4.20%, 11/01/2025	322	333
Principal Life Global Funding II
1.38%, 01/10/2025(1)	5,752	5,476
3.00%, 04/18/2026(1)	2,000	1,982
Private Export Funding Corp.
2.80%, 05/15/2022	1,200	1,203
3.25%, 06/15/2025	1,280	1,300
3.55%, 01/15/2024	2,489	2,536
Prologis LP
1.25%, 10/15/2030	10,115	8,612
2.25%, 04/15/2030	305	283
Protective Life Corp.
4.30%, 09/30/2028(1)	4,500	4,696
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	1,227
6.63%, 06/21/2040	5,995	7,756
Prudential Insurance Co. of America
8.30%, 07/01/2025(1)	1,691	1,923

Public Storage
1.95%, 11/09/2028	1,668	1,544
2.25%, 11/09/2031	1,401	1,281
Realty Income Corp.
1.80%, 03/15/2033	1,320	1,093
3.25%, 01/15/2031	1,740	1,709
4.60%, 02/06/2024	7,100	7,275
Regency Centers LP
2.95%, 09/15/2029	2,200	2,096
Royal Bank of Canada
2.30%, 11/03/2031	3,219	2,927
Sabra Health Care LP
3.20%, 12/01/2031	2,195	1,959
Safehold Operating Partnership LP
2.80%, 06/15/2031	7,000	6,147
2.85%, 01/15/2032	4,308	3,796
Sammons Financial Group, Inc.
3.35%, 04/16/2031(1)	7,000	6,448
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027(3)	2,290	2,084
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(3)	800	787
Santander UK Plc
5.00%, 11/07/2023(1)	4,150	4,245
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(1)	1,390	1,394
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(1)(3)	1,865	1,830
SITE Centers Corp.
4.70%, 06/01/2027	368	381
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(3)	19,302	17,450
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(3)	7,100	6,398
2.63%, 01/22/2025(1)	5,140	4,972
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(3)	8,975	8,042
3.00%, 01/22/2030(1)	562	519
3.63%, 03/01/2041(1)	6,000	5,013
4.03% (1 Year CMT Index + 1.90%), 01/21/2043(1)(3)	3,282	2,853
4.25%, 04/14/2025(1)	2,880	2,864
5.00%, 01/17/2024(1)	860	876
SouthTrust Bank
7.69%, 05/15/2025	253	284
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(1)(3)	1,789	1,707
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(3)	8,645	7,859
1.82% (1 Year CMT Index + 0.95%), 11/23/2025(1)(3)	7,954	7,557
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(3)	5,000	4,674
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(3)	1,360	1,323
4.30%, 02/19/2027(1)	1,810	1,812
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(1)(3)	800	798
5.20%, 01/26/2024(1)	609	624
State Bank of India
4.38%, 01/24/2024(1)	6,475	6,573
State Street Corp.
2.20%, 03/03/2031	14,130	12,758
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(3)	1,000	1,000
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/2023	250	254
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	3,668	3,451
2.13%, 07/08/2030	2,650	2,370
2.63%, 07/14/2026	644	625
3.04%, 07/16/2029	5,005	4,813
3.10%, 01/17/2023	1,033	1,042
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/2026(1)	3,871	3,588
Synchrony Financial
3.95%, 12/01/2027	1,500	1,486
4.50%, 07/23/2025	4,000	4,080
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(1)	3,360	3,550
4.90%, 09/15/2044(1)	200	220
6.85%, 12/16/2039(1)	218	285
Temasek Financial I Ltd.
2.38%, 08/02/2041(1)	1,236	1,096
Toronto-Dominion Bank
1.95%, 01/12/2027	7,338	6,950
3.20%, 03/10/2032	4,469	4,398
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,376
6.13%, 08/15/2043	5,000	5,708

Truist Financial Corp.
2.85%, 10/26/2024	1,000	999
4.00%, 05/01/2025	424	435
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(3)	3,460	3,399
Trustage Financial Group, Inc.
4.63%, 04/15/2032(1)	5,000	5,017
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(3)	6,550	6,017
1.49% (1 Year CMT Index + 0.85%), 08/10/2027(1)(3)	1,515	1,375
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(3)	6,420	5,613
2.75% (1 Year CMT Index + 1.10%), 02/11/2033(1)(3)	1,450	1,318
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023(1)(3)	7,367	7,378
3.49%, 05/23/2023(1)	9,790	9,804
4.13%, 09/24/2025(1)	2,510	2,557
4.25%, 03/23/2028(1)	3,000	3,060
UDR, Inc.
1.90%, 03/15/2033	2,025	1,692
2.10%, 08/01/2032	1,430	1,232
2.95%, 09/01/2026	276	270
3.00%, 08/15/2031	415	394
3.20%, 01/15/2030	1,565	1,520
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(3)	1,135	1,023
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(3)	2,330	2,153
5.86% (5 Year 1100 Run ICE Swap Rate USD + 3.70%), 06/19/2032(1)(3)	1,400	1,377
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034(1)(3)	715	757
US Bancorp
2.22% (SOFR + 0.73%), 01/27/2028(3)	10,995	10,502
Ventas Realty LP
3.25%, 10/15/2026	323	320
3.50%, 02/01/2025	251	252
3.75%, 05/01/2024	382	386
3.85%, 04/01/2027	677	691
4.13%, 01/15/2026	126	129
Vornado Realty LP
3.50%, 01/15/2025	800	797
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(3)	4,525	4,377
2.39% (SOFR + 2.10%), 06/02/2028(3)	2,875	2,719
2.57% (SOFR + 1.26%), 02/11/2031(3)	12,110	11,250
3.00%, 04/22/2026	2,125	2,104
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(3)	6,623	6,536
3.53% (SOFR + 1.51%), 03/24/2028(3)	554	553
4.10%, 06/03/2026	3,580	3,670
4.30%, 07/22/2027	729	757
4.40%, 06/14/2046	626	649
4.65%, 11/04/2044	675	718
4.90%, 11/17/2045	1,571	1,734
5.38%, 11/02/2043	317	368
Welltower, Inc.
2.70%, 02/15/2027	497	486
3.10%, 01/15/2030	1,085	1,045
6.50%, 03/15/2041	700	899
Westpac Banking Corp.
3.13%, 11/18/2041	2,377	2,040
Weyerhaeuser Co.
7.38%, 03/15/2032	142	181
Willis North America, Inc.
5.05%, 09/15/2048	7,500	8,067
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,622
2.45%, 02/01/2032	1,360	1,202
4.25%, 10/01/2026	3,404	3,513
WR Berkley Corp.
4.75%, 08/01/2044	3,445	3,689
XLIT Ltd.
5.25%, 12/15/2043	2,700	3,238

Total Financials		2,063,659

Industrials – 1.60%
Airbus SE
3.15%, 04/10/2027(1)	736	731
3.95%, 04/10/2047(1)	150	149
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000	1,976
Amphenol Corp.
3.20%, 04/01/2024	8,135	8,179
Arrow Electronics, Inc.
3.25%, 09/08/2024	219	219
3.88%, 01/12/2028	221	222
4.50%, 03/01/2023	183	186

BAE Systems Plc
1.90%, 02/15/2031(1)	6,886	5,979
3.00%, 09/15/2050(1)	754	641
5.80%, 10/11/2041(1)	400	477
Berry Global, Inc.
1.57%, 01/15/2026	17,410	16,219
Boeing Co.
1.17%, 02/04/2023	2,040	2,024
1.43%, 02/04/2024	4,150	4,014
1.95%, 02/01/2024	2,080	2,034
2.20%, 02/04/2026	19,535	18,469
2.75%, 02/01/2026	2,010	1,948
2.85%, 10/30/2024	3,650	3,633
3.10%, 05/01/2026	1,529	1,502
3.25%, 03/01/2028	2,061	1,979
3.30%, 03/01/2035	1,410	1,244
3.63%, 02/01/2031	4,745	4,619
3.95%, 08/01/2059	4,825	4,180
4.88%, 05/01/2025	5,616	5,794
5.04%, 05/01/2027	1,185	1,248
5.15%, 05/01/2030	8,618	9,191
5.71%, 05/01/2040	1,555	1,738
5.81%, 05/01/2050	3,229	3,729
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	4,625	4,097
3.30%, 09/15/2051	2,930	2,771
3.55%, 02/15/2050	517	512
4.38%, 09/01/2042	462	498
5.15%, 09/01/2043	389	462
5.40%, 06/01/2041	542	654
5.75%, 05/01/2040	373	465
6.15%, 05/01/2037	320	411
7.29%, 06/01/2036	134	183
Canadian Pacific Railway Co.
2.90%, 02/01/2025	644	641
Carlisle Companies, Inc.
3.50%, 12/01/2024	3,025	3,050
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	6,170
CRH America Finance, Inc.
3.40%, 05/09/2027(1)	200	199
CRH America, Inc.
3.88%, 05/18/2025(1)	354	359
5.13%, 05/18/2045(1)	230	265
CSX Corp.
3.35%, 09/15/2049	305	284
4.65%, 03/01/2068	2,000	2,189
4.75%, 05/30/2042	175	194
4.75%, 11/15/2048	1,280	1,466
5.50%, 04/15/2041	402	480
Eaton Corp.
4.00%, 11/02/2032	143	150
5.80%, 03/15/2037	500	584
7.63%, 04/01/2024	206	222
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202	2,224
Embraer Overseas Ltd.
5.70%, 09/16/2023(1)	4,000	4,130
FedEx Corp.
4.95%, 10/17/2048	3,000	3,332
Flex Ltd.
3.75%, 02/01/2026	4,000	3,999
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	10,841	11,641
Graphic Packaging International LLC
0.82%, 04/15/2024(1)	6,170	5,863
1.51%, 04/15/2026(1)	11,485	10,549
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650	657
3.88%, 03/01/2026	1,380	1,405
Johnson Controls International Plc
4.95%, 07/02/2064(2)	928	977
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	13,624
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,970	1,712
3.83%, 04/27/2025	820	831
4.85%, 04/27/2035	1,000	1,086
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,836

Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811	814
3.50%, 12/15/2027	6,165	6,192
4.25%, 07/02/2024	1,705	1,744
6.25%, 05/01/2037	107	124
Masco Corp.
2.00%, 10/01/2030	760	658
6.50%, 08/15/2032	1,240	1,461
Mexico City Airport Trust
3.88%, 04/30/2028(1)	3,126	2,986
5.50%, 07/31/2047(1)	3,902	3,439
Norfolk Southern Corp.
3.95%, 10/01/2042	332	336
4.05%, 08/15/2052	1,100	1,155
4.80%, 08/15/2043	1,273	1,339
5.59%, 05/17/2025	6	6
7.80%, 05/15/2027	1,705	2,073
Northrop Grumman Corp.
3.25%, 01/15/2028	250	250
3.85%, 04/15/2045	195	194
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,732
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430	3,206
Pactiv LLC
7.95%, 12/15/2025	34	35
Parker-Hannifin Corp.
4.10%, 03/01/2047	583	580
4.45%, 11/21/2044	333	346
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)	7,300	6,700
2.70%, 03/14/2023(1)	220	221
3.95%, 03/10/2025(1)	7,000	7,076
Precision Castparts Corp.
4.20%, 06/15/2035	75	79
4.38%, 06/15/2045	415	448
Raytheon Technologies Corp.
2.82%, 09/01/2051	2,550	2,145
3.20%, 03/15/2024	409	413
3.75%, 11/01/2046	1,130	1,111
4.15%, 05/15/2045	1,683	1,724
4.35%, 04/15/2047	970	1,039
4.50%, 06/01/2042	1,823	2,010
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026(1)	700	674
3.13%, 03/16/2024(1)	800	806
4.40%, 05/27/2045(1)	513	564
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026(1)	1,400	1,251
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	12,000
Textron, Inc.
3.65%, 03/15/2027	4,975	4,984
Timken Co.
3.88%, 09/01/2024	1,000	1,006
TTX Co.
3.60%, 01/15/2025(1)	2,000	2,032
Union Pacific Corp.
4.10%, 09/15/2067	200	207
Vontier Corp.
2.40%, 04/01/2028	8,000	7,034
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	2,219
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,894
4.38%, 08/15/2023	322	325
WestRock MWV LLC
8.20%, 01/15/2030	537	689
WRKCo, Inc.
3.75%, 03/15/2025	1,300	1,313
Xylem, Inc.
1.95%, 01/30/2028	2,170	2,008
2.25%, 01/30/2031	960	872
3.25%, 11/01/2026	192	192

Total Industrials		289,202

Technology – 1.67%
Activision Blizzard, Inc.
1.35%, 09/15/2030	1,423	1,233
Advanced Micro Devices, Inc.
2.38%, 06/01/2030	2,000	1,858
Analog Devices, Inc.
2.95%, 10/01/2051	5,729	5,183

Apple, Inc.
2.45%, 08/04/2026	1,111	1,097
2.70%, 08/05/2051	5,980	5,198
3.45%, 02/09/2045	1,357	1,348
3.85%, 08/04/2046	776	819
Broadcom, Inc.
2.45%, 02/15/2031(1)	4,393	3,919
3.14%, 11/15/2035(1)	16,812	14,813
3.19%, 11/15/2036(1)	17,915	15,552
4.11%, 09/15/2028	4,314	4,365
4.15%, 11/15/2030	760	770
4.75%, 04/15/2029	6,850	7,198
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	13,261
CGI, Inc.
1.45%, 09/14/2026(1)	2,182	2,005
2.30%, 09/14/2031(1)	3,919	3,418
Citrix Systems, Inc.
1.25%, 03/01/2026	679	660
Dell International LLC / EMC Corp.
3.38%, 12/15/2041(1)	3,324	2,794
3.45%, 12/15/2051(1)	2,770	2,250
5.30%, 10/01/2029	1,100	1,198
5.45%, 06/15/2023	1,620	1,669
6.02%, 06/15/2026	8,889	9,629
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	7,288	6,444
Fiserv, Inc.
3.20%, 07/01/2026	890	885
3.85%, 06/01/2025	5,000	5,051
4.40%, 07/01/2049	2,850	2,943
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000	6,976
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500	7,576
HP, Inc.
3.00%, 06/17/2027	1,380	1,343
KLA Corp.
3.30%, 03/01/2050	1,800	1,695
Leidos, Inc.
2.30%, 02/15/2031	1,075	932
3.63%, 05/15/2025	3,500	3,499
Microchip Technology, Inc.
0.97%, 02/15/2024	33,920	32,509
0.98%, 09/01/2024(1)	3,000	2,840
2.67%, 09/01/2023	5,353	5,335
Micron Technology, Inc.
2.70%, 04/15/2032	6,225	5,636
3.37%, 11/01/2041	1,153	1,030
Microsoft Corp.
2.40%, 08/08/2026	600	595
2.53%, 06/01/2050	9,330	8,056
3.04%, 03/17/2062	589	550
3.50%, 02/12/2035	318	333
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031(1)	3,495	3,139
2.65%, 02/15/2032(1)	4,875	4,394
2.70%, 05/01/2025(1)	2,110	2,045
3.25%, 05/11/2041(1)	10,011	8,828
4.30%, 06/18/2029(1)	7,077	7,306
Oracle Corp.
2.30%, 03/25/2028	5,620	5,133
2.40%, 09/15/2023	757	754
2.95%, 04/01/2030	7,672	7,078
3.60%, 04/01/2040	2,500	2,169
3.60%, 04/01/2050	2,355	1,953
3.80%, 11/15/2037	600	543
3.85%, 07/15/2036	1,065	980
3.90%, 05/15/2035	936	880
4.30%, 07/08/2034	221	218
4.38%, 05/15/2055	400	361
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,764
2.00%, 06/30/2030	1,150	1,021
Seagate HDD Cayman
4.75%, 06/01/2023	1,500	1,523
ServiceNow, Inc.
1.40%, 09/01/2030	6,530	5,550
SK Hynix, Inc.
1.50%, 01/19/2026(1)	2,000	1,850
TSMC Arizona Corp.
3.13%, 10/25/2041	4,500	4,103

VMware, Inc.
1.40%, 08/15/2026	8,282	7,603
1.80%, 08/15/2028	1,928	1,710
2.20%, 08/15/2031	10,586	9,320
4.65%, 05/15/2027	1,370	1,436
Western Digital Corp.
2.85%, 02/01/2029	2,228	2,035
3.10%, 02/01/2032	6,041	5,409
Workday, Inc.
3.50%, 04/01/2027	11,162	11,159
3.70%, 04/01/2029	2,560	2,566
3.80%, 04/01/2032	4,191	4,183

Total Technology		302,478

Utilities – 2.86%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(1)	2,015	1,877
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	3,481
AEP Transmission Co. LLC
2.75%, 08/15/2051	3,446	2,823
3.15%, 09/15/2049	580	514
3.75%, 12/01/2047	2,600	2,553
4.00%, 12/01/2046	2,020	2,057
4.25%, 09/15/2048	4,790	5,032
Alabama Power Co.
2.80%, 04/01/2025	2,025	2,009
3.75%, 03/01/2045	182	174
4.10%, 01/15/2042	233	230
4.15%, 08/15/2044	205	208
6.13%, 05/15/2038	219	272
Alexander Funding Trust
1.84%, 11/15/2023(1)	2,000	1,939
Alfa Desarrollo SpA
4.55%, 09/27/2051(1)	2,468	2,141
Ameren Corp.
2.50%, 09/15/2024	2,153	2,124
American Electric Power Co., Inc.
0.75%, 11/01/2023	3,032	2,938
American Water Capital Corp.
3.45%, 06/01/2029	590	591
3.85%, 03/01/2024	500	509
4.00%, 12/01/2046	2,350	2,374
6.59%, 10/15/2037	386	501
APT Pipelines Ltd.
4.20%, 03/23/2025(1)	2,100	2,129
4.25%, 07/15/2027(1)	1,098	1,126
Arizona Public Service Co.
3.35%, 06/15/2024	676	679
3.75%, 05/15/2046	2,290	2,126
5.05%, 09/01/2041	349	375
Atmos Energy Corp.
0.63%, 03/09/2023	990	975
4.13%, 10/15/2044	1,860	1,907
4.15%, 01/15/2043	830	839
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(1)	10,275	10,471
Avangrid, Inc.
3.15%, 12/01/2024	610	609
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	826
3.20%, 09/15/2049	1,105	996
3.50%, 08/15/2046	375	362
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	6,482
3.50%, 02/01/2025	625	634
6.13%, 04/01/2036	366	451
Boston Gas Co.
4.49%, 02/15/2042(1)	253	259
Brooklyn Union Gas Co.
3.87%, 03/04/2029(1)	1,125	1,129
4.27%, 03/15/2048(1)	1,100	1,073
4.50%, 03/10/2046(1)	2,000	2,008
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	157
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(1)	1,910	1,914
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(1)	1,333	1,302
CMS Energy Corp.
2.95%, 02/15/2027	348	337
3.00%, 05/15/2026	110	108
3.45%, 08/15/2027	350	351

Colbun SA
3.15%, 01/19/2032(1)	3,877	3,528
Comision Federal de Electricidad
4.69%, 05/15/2029(1)	5,000	4,900
4.88%, 01/15/2024(1)	322	329
Commonwealth Edison Co.
3.65%, 06/15/2046	364	360
3.75%, 08/15/2047	1,000	994
4.00%, 03/01/2048	4,615	4,902
Connecticut Light & Power Co.
3.20%, 03/15/2027	600	601
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,846
3.88%, 06/15/2047	1,800	1,748
4.13%, 05/15/2049	4,293	4,333
4.30%, 12/01/2056	3,050	3,147
4.50%, 05/15/2058	538	568
5.70%, 06/15/2040	318	379
Consolidated Edison, Inc.
0.65%, 12/01/2023	7,561	7,383
Constellation Energy Generation LLC
5.75%, 10/01/2041	3,192	3,448
6.25%, 10/01/2039	300	338
Consumers Energy Co.
3.25%, 08/15/2046	190	175
4.35%, 08/31/2064	191	202
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	166
Dominion Energy, Inc.
2.45%, 01/15/2023(1)	3,264	3,265
2.85%, 08/15/2026	304	301
3.30%, 04/15/2041	1,438	1,305
4.90%, 08/01/2041	212	229
5.25%, 08/01/2033	1,161	1,297
7.00%, 06/15/2038	124	161
DTE Energy Co.
1.05%, 06/01/2025	3,854	3,605
2.53%, 10/01/2024	3,878	3,813
Duke Energy Carolinas LLC
3.70%, 12/01/2047	878	856
4.25%, 12/15/2041	141	147
6.00%, 12/01/2028	235	265
Duke Energy Corp.
3.75%, 09/01/2046	13,800	13,026
3.95%, 08/15/2047	3,432	3,354
Duke Energy Florida LLC
3.00%, 12/15/2051	883	789
4.20%, 07/15/2048	3,636	3,874
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	588
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,441
3.70%, 10/15/2046	506	490
4.00%, 04/01/2052	1,391	1,474
4.10%, 05/15/2042	217	224
4.10%, 03/15/2043	181	184
4.15%, 12/01/2044	129	133
4.20%, 08/15/2045	325	339
4.38%, 03/30/2044	132	140
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(1)	2,500	2,242
3.62%, 08/01/2027(1)	1,675	1,652
Edison International
3.13%, 11/15/2022	4,014	4,035
3.55%, 11/15/2024	3,606	3,617
5.75%, 06/15/2027	10,028	10,745
EDP Finance BV
3.63%, 07/15/2024(1)	652	652
Electricite de France SA
4.75%, 10/13/2035(1)	5,000	5,252
Emera US Finance LP
3.55%, 06/15/2026	3,895	3,891
4.75%, 06/15/2046	900	938
Enel Finance International NV
1.88%, 07/12/2028(1)	270	243
2.65%, 09/10/2024(1)	1,440	1,418
3.50%, 04/06/2028(1)	5,845	5,771
4.75%, 05/25/2047(1)	7,050	7,544
6.00%, 10/07/2039(1)	307	363

Engie Energia Chile SA
3.40%, 01/28/2030(1)	1,600	1,472
Entergy Arkansas LLC
2.65%, 06/15/2051	960	783
3.50%, 04/01/2026	307	311
Entergy Corp.
2.95%, 09/01/2026	310	305
Entergy Louisiana LLC
2.40%, 10/01/2026	650	633
2.90%, 03/15/2051	1,570	1,354
3.05%, 06/01/2031	440	428
3.12%, 09/01/2027	370	364
4.00%, 03/15/2033	2,610	2,706
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	11,395
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	4,225
Evergy Metro, Inc.
3.15%, 03/15/2023	375	377
4.20%, 03/15/2048	500	519
5.30%, 10/01/2041	1,032	1,185
Evergy, Inc.
2.90%, 09/15/2029	2,190	2,093
Eversource Energy
2.90%, 03/01/2027	8,985	8,804
Exelon Corp.
2.75%, 03/15/2027(1)	2,579	2,513
3.50%, 06/01/2022	10,180	10,192
4.95%, 06/15/2035	1,500	1,613
Fells Point Funding Trust
3.05%, 01/31/2027(1)	9,320	8,934
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	3,735	3,464
4.35%, 01/15/2025(1)	8,050	8,089
4.55%, 04/01/2049(1)	2,858	2,730
5.45%, 07/15/2044(1)	1,702	1,856
Florida Power & Light Co.
2.45%, 02/03/2032	5,470	5,145
2.88%, 12/04/2051	6,744	6,046
5.40%, 09/01/2035	700	817
Fortis, Inc.
3.06%, 10/04/2026	2,291	2,264
Indiana Michigan Power Co.
3.20%, 03/15/2023	991	999
3.25%, 05/01/2051	1,570	1,401
Israel Electric Corp. Ltd.
3.75%, 02/22/2032(1)	3,154	3,024
4.25%, 08/14/2028(1)	4,301	4,323
6.88%, 06/21/2023(1)	7,780	8,113
ITC Holdings Corp.
2.70%, 11/15/2022	10,512	10,543
2.95%, 05/14/2030(1)	890	843
Jersey Central Power & Light Co.
4.30%, 01/15/2026(1)	740	755
6.15%, 06/01/2037	400	483
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	410	446
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	538	518
Massachusetts Electric Co.
4.00%, 08/15/2046(1)	624	594
MidAmerican Energy Co.
3.50%, 10/15/2024	317	323
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	9,900	9,989
Monongahela Power Co.
5.40%, 12/15/2043(1)	1,650	1,895
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/2032	791	1,066
Nevada Power Co.
5.38%, 09/15/2040	261	301
5.45%, 05/15/2041	386	446
New England Power Co.
3.80%, 12/05/2047(1)	5,108	4,803
New York State Electric & Gas Corp.
3.25%, 12/01/2026(1)	804	798
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	7,671	7,561
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(1)	2,150	1,911
3.51%, 10/01/2024(1)	258	259

NiSource, Inc.
1.70%, 02/15/2031	1,640	1,391
2.95%, 09/01/2029	1,520	1,448
3.95%, 03/30/2048	862	824
4.38%, 05/15/2047	3,618	3,686
5.80%, 02/01/2042	774	886
Northern States Power Co.
3.60%, 09/15/2047	2,395	2,369
4.13%, 05/15/2044	1,480	1,537
NRG Energy, Inc.
2.00%, 12/02/2025(1)	2,685	2,525
2.45%, 12/02/2027(1)	6,215	5,732
4.45%, 06/15/2029(1)	1,155	1,155
OGE Energy Corp.
0.70%, 05/26/2023	1,300	1,274
Ohio Power Co.
2.90%, 10/01/2051	1,390	1,152
4.15%, 04/01/2048	1,190	1,203
Oklahoma Gas & Electric Co.
0.55%, 05/26/2023	1,690	1,654
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,736
5.75%, 03/15/2029	124	141
Pacific Gas & Electric Co.
1.34% (SOFR + 1.15%), 11/14/2022(3)	2,245	2,246
1.37%, 03/10/2023	3,235	3,178
1.70%, 11/15/2023	1,880	1,833
1.75%, 06/16/2022	7,041	7,033
2.95%, 03/01/2026	990	941
3.25%, 02/16/2024	12,309	12,252
3.45%, 07/01/2025	1,570	1,531
3.75%, 02/15/2024	676	678
3.75%, 08/15/2042	376	306
4.00%, 12/01/2046	2,043	1,699
4.25%, 08/01/2023	2,482	2,506
4.30%, 03/15/2045	638	543
4.45%, 04/15/2042	1,905	1,688
4.50%, 07/01/2040	2,046	1,863
PECO Energy Co.
2.80%, 06/15/2050	860	742
2.85%, 09/15/2051	2,878	2,490
3.70%, 09/15/2047	2,120	2,126
3.90%, 03/01/2048	5,235	5,396
4.15%, 10/01/2044	353	366
Pennsylvania Electric Co.
3.25%, 03/15/2028(1)	2,386	2,296
Pepco Holdings LLC
7.45%, 08/15/2032	222	277
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/2027(1)	3,453	3,490
Potomac Electric Power Co.
6.50%, 11/15/2037	136	177
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,849
4.13%, 06/15/2044	208	214
Progress Energy, Inc.
3.15%, 04/01/2022	389	389
Public Service Co. of Colorado
3.55%, 06/15/2046	353	327
4.10%, 06/15/2048	2,515	2,659
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649	805
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000	1,003
3.60%, 12/01/2047	1,605	1,585
5.38%, 11/01/2039	117	140
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	7,180
Puget Energy, Inc.
2.38%, 06/15/2028	4,023	3,678
3.65%, 05/15/2025	1,200	1,203
RGS I&M Funding Corp.
9.82%, 06/07/2022	2	2
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	1,959
3.75%, 06/01/2047	3,506	3,434
3.95%, 11/15/2041	310	305
4.15%, 05/15/2048	544	571
5.35%, 05/15/2040	3,430	3,946
6.00%, 06/01/2026	213	234
Sempra Energy
6.00%, 10/15/2039	752	919

Southern California Edison Co.
2.95%, 02/01/2051	6,220	5,082
3.45%, 02/01/2052	594	534
3.50%, 10/01/2023	328	331
3.65%, 03/01/2028	1,200	1,198
3.90%, 12/01/2041	392	361
4.05%, 03/15/2042	800	767
4.13%, 03/01/2048	1,880	1,850
6.05%, 03/15/2039	253	298
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,474
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	230	229
3.25%, 06/15/2026	225	224
3.95%, 10/01/2046	282	266
4.40%, 06/01/2043	160	160
5.88%, 03/15/2041	1,210	1,422
Southern Power Co.
5.15%, 09/15/2041	746	792
Southwest Gas Corp.
3.80%, 09/29/2046	508	459
Southwestern Public Service Co.
4.50%, 08/15/2041	350	371
Talent Yield Investments Ltd.
4.50%, 04/25/2022(1)	715	716
Toledo Edison Co.
2.65%, 05/01/2028(1)	1,208	1,146
6.15%, 05/15/2037	680	829
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371	366
Union Electric Co.
2.95%, 06/15/2027	715	705
3.65%, 04/15/2045	1,370	1,305
3.90%, 04/01/2052	3,065	3,171
Virginia Electric & Power Co.
3.45%, 02/15/2024	191	193
3.50%, 03/15/2027	1,732	1,761
3.80%, 04/01/2028	2,675	2,738
4.45%, 02/15/2044	126	135
4.65%, 08/15/2043	1,765	1,931
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)	8,460	8,380
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	204
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285	283
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	5,107

Total Utilities		518,553

Total Corporate Bonds (Cost: $5,551,858)		5,338,662

Government Related – 25.42%
Other Government Related – 1.63%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	656
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350	1,944
Atlanta Independent School System
5.56%, 03/01/2026	535	584
Bay Area Toll Authority
2.57%, 04/01/2031	6,700	6,345
6.26%, 04/01/2049	1,650	2,345
Bermuda Government International Bond
2.38%, 08/20/2030(1)	1,765	1,615
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	3,582
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	670	749
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,314
4.34%, 03/07/2042	2,950	3,028
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	1,903
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650	2,003
Clark County School District
5.51%, 06/15/2024	2,350	2,418
Colombia Government International Bond
3.00%, 01/30/2030	2,682	2,309
4.50%, 03/15/2029	1,411	1,363

Corp. Andina de Fomento
2.75%, 01/06/2023	1,125	1,126
4.38%, 06/15/2022	2,735	2,746
Curators of the University of Missouri
5.96%, 11/01/2039	3,445	4,182
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	983
Eaton Community City School District
5.39%, 08/25/2027	275	275
Export-Import Bank of India
3.88%, 02/01/2028(1)	3,480	3,443
Fannie Mae
0.88%, 08/05/2030	3,585	3,130
1.63%, 01/07/2025	6,247	6,099
1.88%, 09/24/2026	265	258
2.25%, 04/12/2022	6,542	6,546
2.63%, 09/06/2024	5,221	5,250
6.25%, 05/15/2029	140	173
6.63%, 11/15/2030	2,730	3,578
7.13%, 01/15/2030	1,500	1,981
Federal Home Loan Banks
4.00%, 10/24/2029	2,000	2,201
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,709	4,925
Finnvera OYJ
2.38%, 06/04/2025(1)	600	595
Hydro-Quebec
8.05%, 07/07/2024	638	712
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175	2,711
Indonesia Government International Bond
4.13%, 01/15/2025(1)	1,325	1,361
Israel Government AID Bond
0.00%, 09/15/2023	1,837	1,765
0.00%, 11/01/2024	1,000	929
5.50%, 09/18/2033	619	788
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(1)	200	196
2.13%, 10/25/2023(1)	3,400	3,386
2.63%, 04/20/2022(1)	6,000	6,003
3.25%, 04/24/2023(1)	1,000	1,012
Korea National Oil Corp.
1.75%, 04/18/2025(1)	6,898	6,599
2.63%, 04/18/2032(1)	3,877	3,552
Los Angeles Department of Water & Power Power System Revenue
6.60%, 07/01/2050	2,400	3,532
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,347
3.50%, 02/12/2034	3,202	2,976
3.75%, 01/11/2028	3,517	3,577
3.77%, 05/24/2061	1,753	1,417
4.13%, 01/21/2026	1,014	1,064
4.28%, 08/14/2041	5,959	5,555
4.35%, 01/15/2047	42	39
4.40%, 02/12/2052	3,052	2,800
4.60%, 01/23/2046	1,494	1,432
4.60%, 02/10/2048	1,482	1,410
4.75%, 03/08/2044	450	442
5.75%, 10/12/2110	588	596
New Hampshire Housing Finance Authority
3.75%, 07/01/2034	20	20
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,100	5,620
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	8,329
New York State Dormitory Authority
2.20%, 03/15/2034	4,165	3,559
5.60%, 03/15/2040	260	317
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000	2,386
North American Development Bank
2.40%, 10/26/2022	684	688
North Carolina Housing Finance Agency
3.00%, 01/01/2033	420	422
North Carolina State Education Assistance Authority
0.00% (3 Month LIBOR USD + 0.80%), 07/25/2036(3)(5)	8,171	8,146
Ohio State University
4.05%, 12/01/2056	406	428
4.80%, 06/01/2111	1,102	1,260
Panama Government International Bond
4.50%, 04/16/2050	1,610	1,590
4.50%, 01/19/2063	3,675	3,525

Peruvian Government International Bond
2.78%, 01/23/2031	2,220	2,090
5.63%, 11/18/2050	190	241
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	2,294
5.65%, 11/01/2040	435	531
5.65%, 11/01/2040	1,260	1,537
Province of Manitoba Canada
2.13%, 06/22/2026	400	391
Qatar Government International Bond
4.82%, 03/14/2049(1)	1,200	1,422
5.10%, 04/23/2048(1)	3,140	3,839
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,760
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403	426
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	752
Romanian Government International Bond
5.13%, 06/15/2048(1)	5,000	5,185
Saudi Government International Bond
2.25%, 02/02/2033(1)	1,533	1,410
2.88%, 03/04/2023(1)	5,560	5,599
3.25%, 11/17/2051(1)	1,489	1,311
3.45%, 02/02/2061(1)	1,185	1,051
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	9,185
State of California
7.30%, 10/01/2039	4,025	5,665
7.50%, 04/01/2034	5,540	7,635
State of Illinois
5.00%, 10/01/2022	685	696
5.00%, 11/01/2022	10,340	10,532
5.10%, 06/01/2033	10,560	11,230
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,266
1.50%, 09/15/2031	1,230	1,105
2.88%, 02/01/2027	805	815
4.25%, 09/15/2065	1,720	2,122
4.63%, 09/15/2060	1,308	1,721
5.50%, 06/15/2038	57	76
5.88%, 04/01/2036	2,967	3,885
7.13%, 05/01/2030	1,615	2,131
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,675
0.00%, 03/15/2032	1,514	1,129
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,682
0.00%, 06/15/2035	258	171
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,855
Three Rivers Local School District
5.21%, 09/15/2027	285	285
Tokyo Metropolitan Government
2.50%, 06/08/2022(1)	5,000	5,014
3.25%, 06/01/2023(1)	1,200	1,214
University of Michigan
4.45%, 04/01/2122	7,800	8,317
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,646
University of Virginia
2.58%, 11/01/2051	3,150	2,676
4.18%, 09/01/2117	1,540	1,542
Uruguay Government International Bond
4.98%, 04/20/2055	790	921
5.10%, 06/18/2050	1,150	1,354
West Contra Costa Unified School District
6.25%, 08/01/2030	215	261
Westlake City School District
5.23%, 12/01/2026	430	431

Total Other Government Related		295,216

U.S. Treasury Obligations – 23.79%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028(8)	805	922
2.50%, 01/15/2029(8)	541	659
3.63%, 04/15/2028(8)	1,813	2,296
U.S. Treasury Note/Bond
0.25%, 05/31/2025	10,000	9,307
0.25%, 07/31/2025	18,141	16,819
0.25%, 08/31/2025	14,022	12,974
0.25%, 09/30/2025	35,771	33,043

0.38%, 07/15/2024	193,200	184,400
0.38%, 11/30/2025	34,650	32,035
0.38%, 12/31/2025	16,736	15,454
0.38%, 01/31/2026	45,164	41,613
0.50%, 02/28/2026	68,133	62,991
0.63%, 07/31/2026	26,486	24,440
0.63%, 08/15/2030	95,025	82,538
0.75%, 03/31/2026(9)	245,999	229,404
0.75%, 04/30/2026	50,909	47,417
0.75%, 05/31/2026	29,191	27,150
0.75%, 08/31/2026	38,265	35,465
0.75%, 01/31/2028	60,000	54,427
0.88%, 06/30/2026	64,345	60,097
0.88%, 09/30/2026	42,561	39,617
0.88%, 11/15/2030	20,235	17,918
1.00%, 07/31/2028	32,000	29,281
1.13%, 10/31/2026	120,634	113,471
1.13%, 08/31/2028	191,400	176,342
1.13%, 05/15/2040	5,125	4,038
1.13%, 08/15/2040	9,056	7,099
1.25%, 11/30/2026	14,157	13,394
1.25%, 12/31/2026	21,469	20,284
1.25%, 03/31/2028	56,535	52,732
1.25%, 06/30/2028	90,462	84,150
1.25%, 09/30/2028	24,505	22,740
1.25%, 08/15/2031	64,115	58,285
1.25%, 05/15/2050	44,311	33,050
1.38%, 08/31/2023	12,000	11,881
1.38%, 11/15/2031	42,801	39,270
1.38%, 11/15/2040	195,674	159,971
1.38%, 08/15/2050	57,321	44,119
1.50%, 09/30/2024	26,000	25,388
1.50%, 02/15/2025	287	279
1.50%, 01/31/2027	14,422	13,782
1.50%, 02/15/2030	1,855	1,739
1.63%, 10/31/2023	25,000	24,790
1.63%, 05/15/2026	20,000	19,298
1.63%, 08/15/2029	380	360
1.63%, 05/15/2031	4,225	3,978
1.63%, 11/15/2050	33,177	27,187
1.75%, 01/31/2023	12,000	12,021
1.75%, 05/15/2023	17,221	17,198
1.75%, 12/31/2024	37,138	36,392
1.75%, 03/15/2025	5,177	5,067
1.75%, 12/31/2026	115	111
1.75%, 01/31/2029	82,880	79,358
1.75%, 08/15/2041	38,777	33,609
1.88%, 04/30/2022	2,000	2,002
1.88%, 02/28/2027	53,640	52,203
1.88%, 02/28/2029	99,392	95,944
1.88%, 02/15/2032	74,952	71,977
1.88%, 02/15/2041	37,782	33,642
1.88%, 02/15/2051	41,454	36,222
1.88%, 11/15/2051	98,881	86,737
2.00%, 06/30/2024	543	538
2.00%, 08/15/2025	150	147
2.00%, 11/15/2026	56,750	55,509
2.00%, 11/15/2041	22,413	20,280
2.00%, 02/15/2050	35,859	32,300
2.00%, 08/15/2051	32,246	29,092
2.13%, 12/31/2022	20,000	20,102
2.13%, 02/29/2024	10,842	10,803
2.13%, 05/15/2025	670	662
2.25%, 03/31/2024	36,000	35,951
2.25%, 11/15/2024	20,529	20,401
2.25%, 11/15/2025	158,046	156,435
2.25%, 02/15/2027	1,530	1,514
2.25%, 11/15/2027	59,925	59,234
2.25%, 05/15/2041	159,234	150,321
2.25%, 08/15/2046	39,102	36,573
2.25%, 08/15/2049	9,259	8,804
2.25%, 02/15/2052	30,950	29,683
2.38%, 02/15/2042	119,183	114,956
2.38%, 11/15/2049	32,332	31,627
2.38%, 05/15/2051	19,851	19,452
2.50%, 05/15/2024	738	739
2.50%, 02/28/2026	1,285	1,283
2.50%, 03/31/2027	36,000	36,079
2.50%, 02/15/2045	155,225	151,187
2.50%, 02/15/2046	14,435	14,133
2.50%, 05/15/2046	38,500	37,722

2.63%, 01/31/2026	25,000	25,095
2.75%, 05/31/2023	1,737	1,754
2.75%, 02/15/2024	1,000	1,008
2.75%, 11/15/2042	13,300	13,507
2.88%, 04/30/2025	840	849
2.88%, 05/31/2025	5,392	5,447
2.88%, 05/15/2043	129,960	134,539
2.88%, 08/15/2045	8,405	8,761
2.88%, 05/15/2049	11,061	11,895
3.00%, 11/15/2044	1,585	1,680
3.00%, 02/15/2047	780	839
3.00%, 05/15/2047	12,505	13,501
3.00%, 02/15/2048	870	948
3.00%, 02/15/2049	2,144	2,357
3.13%, 02/15/2043	18,100	19,480
3.13%, 05/15/2048	24,938	27,843
3.50%, 02/15/2039	22,157	25,386
3.63%, 08/15/2043	16,350	18,969
3.63%, 02/15/2044	10,150	11,804
3.75%, 11/15/2043	10,943	12,943
3.88%, 08/15/2040	25,825	30,847
4.25%, 05/15/2039	9,000	11,270
4.38%, 11/15/2039	11,454	14,560
4.38%, 05/15/2041	1,500	1,906
4.75%, 02/15/2037	6,162	8,039
U.S. Treasury Strip Coupon
0.00%, 05/15/2022	18,154	18,147
0.00%, 08/15/2022	4,975	4,962
0.00%, 11/15/2022	25,950	25,757
0.00%, 08/15/2023	22,550	21,925
0.00%, 11/15/2023	23,218	22,419
0.00%, 02/15/2024	12,206	11,696
0.00%, 05/15/2024	21,322	20,281
0.00%, 08/15/2024	1,834	1,732
0.00%, 11/15/2024	6,105	5,730
0.00%, 02/15/2025	799	745
0.00%, 05/15/2025	3,279	3,036
0.00%, 08/15/2027	4,314	3,777
0.00%, 11/15/2027	4,607	4,007
0.00%, 02/15/2031	12,590	10,135
0.00%, 02/15/2032	46,250	36,302
0.00%, 11/15/2034	2,487	1,811
0.00%, 02/15/2035	1,824	1,320
0.00%, 05/15/2035	1,920	1,381
0.00%, 08/15/2035	175	125
0.00%, 05/15/2036	121	85
0.00%, 05/15/2039	455	292
0.00%, 02/15/2041	50,000	29,952
0.00%, 08/15/2041	1,225	719
0.00%, 05/15/2043	36,515	20,301

Total U.S. Treasury Obligations		4,307,768

Total Government Related (Cost: $4,820,793)		4,602,984

Mortgage-Backed Obligations – 32.20%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035, Series 2018-20TS, Class D(1)(4)	5,204	4,988
ACRE Commercial Mortgage 2021-FL4 Ltd.
1.57% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(3)	3,990	3,906
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(1)(2)	7,307	7,005
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,412	1,414
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	317	322
Alternative Loan Trust 2005-1CB
6.64% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(3)(5)	97	11
Alternative Loan Trust 2005-20CB
4.29% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(3)(5)	339	29
Alternative Loan Trust 2005-22T1
4.61% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(3)(5)	445	47
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	135	132
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	6	3
Alternative Loan Trust 2005-37T1
4.59% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(3)(5)	1,553	182
Alternative Loan Trust 2005-54CB
4.39% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(3)(5)	459	45
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	2	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	116	103

Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	54	52
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	52	34
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(1)(4)	1	1
Anchor Mortgage Trust 2021-RTL1
2.60%, 10/25/2026, Series 2021-1, Class A1(1)	13,200	13,126
Arbor Multifamily Mortgage Securities Trust 2022-MF4
3.29%, 02/15/2055, Series 2022-MF4, Class A5(1)(4)	17,500	17,377
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(1)(4)	28	28
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(1)	9,100	8,974
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030, Series 2012-PARK, Class A(1)	809	812
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046, Series 2014-520M, Class C(1)(4)	1,200	1,143
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022, Series 2013-FRR2, Class A(1)	4,000	3,941
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045, Series 2014-FRR5, Class AK30(1)	6,300	6,064
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO	1	1
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035, Series 2005-11, Class 1CB4	5	5
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046, Series 2006-5, Class CB7	21	20
Banc of America Alternative Loan Trust 2007-1
3.94%, 04/25/2022, Series 2007-1, Class 1A1(4)	9	8
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	14	10
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	837	863
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	18	17
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	14	13
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	4	3
Banc of America Funding 2005-C Trust
0.69% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035, Series 2005-C, Class A1(3)	808	807
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	5	3
Banc of America Mortgage 2003-C Trust
2.55%, 04/25/2033, Series 2003-C, Class 3A1(4)	10	10
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,870
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	12,825
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	6,153
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	4,065
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	13,192	12,738
BANK 2019-BNK23
2.92%, 12/15/2052, Series 2019-BN23, Class A3	8,058	7,808
BANK 2020-BNK27
2.14%, 04/15/2063, Series 2020-BN27, Class A5	1,538	1,408
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	10,035
BANK 2021-BNK34
2.44%, 06/15/2063, Series 2021-BN34, Class A5	2,520	2,350
BANK 2021-BNK36
2.47%, 09/15/2064, Series 2021-BN36, Class A5	1,499	1,402
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	20,482
BANK 2022-BNK40
3.51%, 03/15/2064, Series 2022-BNK40, Class A4(4)	3,995	4,023
Bayview Financing Trust
3.15%, 11/10/2022, Series 2020-3F, Class A(1)(4)	3,866	3,860
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	20,856
4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475	5,790
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	23,947

BBCMS Mortgage Trust 2022-C15
3.68%, 04/15/2055, Series 2022-C15, Class ASB(4)	8,700	8,879
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(1)	4,602	4,545
Bear Stearns ARM Trust 2003-2
2.57%, 01/25/2033, Series 2003-2, Class A5(1)(4)	69	71
Bear Stearns ARM Trust 2003-7
2.48%, 10/25/2033, Series 2003-7, Class 3A(4)	2	2
Bear Stearns ARM Trust 2004-2
2.98%, 05/25/2034, Series 2004-2, Class 14A(4)	25	24
Bear Stearns ARM Trust 2006-1
2.40% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(3)	63	64
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	13
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.02%, 01/12/2045, Series 2007-T26, Class X1(1)(4)(6)	4,371	0
Bellemeade Re 2018-3 Ltd.
2.31% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028, Series 2018-3A, Class M1B(1)(3)	1,834	1,828
Bellemeade Re 2019-3 Ltd.
2.06% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029, Series 2019-3A, Class M1B(1)(3)	2,193	2,191
Bellemeade RE 2021-3 Ltd.
1.10% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class M1A(1)(3)	6,100	6,044
1.10% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(3)	8,400	8,279
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	9,284
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	28,425
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053, Series 2020-B16, Class A5	511	488
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5	3,637	3,360
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	19,150
1.85%, 09/15/2053, Series 2020-B19, Class A5	9,420	8,411
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053, Series 2020-B20, Class A5	3,735	3,369
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	8,664	7,766
Benchmark 2020-B22 Mortgage Trust
1.97%, 01/15/2054, Series 2020-B22, Class A5	4,844	4,340
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	9,301
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	18,400
2.58%, 03/15/2054, Series 2021-B24, Class A5	3,000	2,820
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054, Series 2021-B25, Class A5	2,119	1,990
Benchmark 2021-B26 Mortgage Trust
2.61%, 06/15/2054, Series 2021-B26, Class A5	2,650	2,496
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	20,370
2.39%, 07/15/2054, Series 2021-B27, Class A5	3,309	3,058
Benchmark 2021-B28 Mortgage Trust
2.22%, 08/15/2054, Series 2021-B28, Class A5	2,052	1,867
Benchmark 2021-B29 Mortgage Trust
2.39%, 09/15/2054, Series 2021-B29, Class A5	3,497	3,232
Benchmark 2021-B31 Mortgage Trust
2.67%, 12/15/2054, Series 2021-B31, Class A5	1,419	1,340
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	22,486
Cascade Funding Mortgage Trust 2021-FRR1
2.32%, 02/28/2025, Series 2021-FRR1, Class BK45(1)	4,450	4,163
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS(1)(4)	89	1
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	18,726
Central Park Funding Trust 2021-1
3.20% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 08/29/2022, Series 2021-1, Class PT(1)(3)	11,183	10,899
Chase Mortgage Finance Trust Series 2006-A1
2.88%, 09/25/2036, Series 2006-A1, Class 2A3(4)	69	64
Chase Mortgage Finance Trust Series 2007-A1
2.33%, 02/25/2037, Series 2007-A1, Class 1A3(4)	16	16
2.46%, 02/25/2037, Series 2007-A1, Class 2A1(4)	29	29
2.46%, 02/25/2037, Series 2007-A1, Class 7A1(4)	4	4
2.59%, 02/25/2037, Series 2007-A1, Class 9A1(4)	15	16
Chase Mortgage Finance Trust Series 2007-A2
2.29%, 06/25/2035, Series 2007-A2, Class 1A1(4)	9	9
2.38%, 06/25/2035, Series 2007-A2, Class 2A1(4)	24	24

CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	5	4
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	16	16
5.75%, 04/25/2034, Series 2004-3, Class A4	11	11
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	68	68
CHL Mortgage Pass-Through Trust 2004-7
2.52%, 06/25/2034, Series 2004-7, Class 2A1(4)	5	5
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2022, Series 2004-8, Class 2A1	1	1
CHL Mortgage Pass-Through Trust 2004-HYB1
2.68%, 05/20/2034, Series 2004-HYB1, Class 2A(4)	7	7
CHL Mortgage Pass-Through Trust 2004-HYB3
1.98%, 06/20/2034, Series 2004-HYB3, Class 2A(4)	31	31
CHL Mortgage Pass-Through Trust 2004-HYB6
2.53%, 11/20/2034, Series 2004-HYB6, Class A3(4)	24	25
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	10	7
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	6	5
CHL Mortgage Pass-Through Trust 2005-22
2.49%, 11/25/2035, Series 2005-22, Class 2A1(4)	95	90
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	27	26
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047, Series 2014-GC19, Class A3	3,643	3,654
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	2,517	2,530
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	6,803	6,807
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,394	9,200
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	726
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100	9,933
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	2,764	2,739
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	9,635	9,478
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(4)	2,783	2,807
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	16,000	16,046
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	20,690
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000	22,072
4.01%, 03/10/2051, Series 2018-B2, Class A4	1,000	1,030
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,550	2,454
3.10%, 12/15/2072, Series 2019-C7, Class A4	3,996	3,904
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520	12,857
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1(6)	0	0
2.24%, 09/25/2033, Series 2003-HYB1, Class A(4)	22	23
Citigroup Mortgage Loan Trust 2009-10
2.52%, 09/25/2033, Series 2009-10, Class 1A1(1)(4)	86	86
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(1)(4)	283	281
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	4	3
0.00%, 10/25/2033, Series 2003-1, Class PO2(6)	0	0
1.95%, 08/25/2034, Series 2004-UST1, Class A6(4)	5	5
2.23%, 02/25/2035, Series 2005-1, Class 2A1A(4)	18	16
3.16%, 08/25/2035, Series 2005-5, Class 1A2(4)	50	40
5.25%, 10/25/2033, Series 2003-1, Class 2A5	7	7
5.50%, 05/25/2035, Series 2005-2, Class 2A11	63	63
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1
6.00%, 11/25/2035, Series 2005-9, Class 22A2	1,151	1,152
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2	2
COMM 2012-CCRE2 Mortgage Trust
1.60%, 08/15/2045, Series 2012-CR2, Class XA(4)(6)	2,145	0
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(1)	516	521
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046, Series 2013-CR10, Class A3	1,953	1,972
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050, Series 2013-CR11, Class A4	8,100	8,241

COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046, Series 2013-CR12, Class A3	9,004	9,006
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046, Series 2013-CR7, Class A4	1,226	1,229
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035, Series 2013-SFS, Class A2(1)(4)	708	705
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	17,769	17,945
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	10,861	10,805
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	6,752	6,671
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	777
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	10,096	10,040
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,468
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048, Series 2015-LC23, Class A4	4,039	4,080
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033, Series 2018-HOME, Class A(1)(4)	10,975	10,850
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	6,090	5,829
Connecticut Avenue Securities Trust 2022-R01
2.00% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2(1)(3)	7,380	7,038
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.00%, 01/15/2049, Series 2007-C2, Class AX(1)(4)(6)	1,800	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	26	20
2.28%, 06/25/2033, Series 2003-AR15, Class 3A1(4)	15	15
5.25%, 09/25/2033, Series 2003-21, Class 1A4	30	29
5.25%, 09/25/2034, Series 2004-5, Class 3A1	9	9
6.68%, 02/25/2033, Series 2003-1, Class DB1(4)	51	53
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447	7,410
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	1,881
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	15,038	14,585
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052, Series 2019-C16, Class A3	1,299	1,279
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	22,125	20,731
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A4	2	2
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	22	22
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	72	71
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	5	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	8	6
5.50%, 10/25/2035, Series 2005-9, Class DX	129	15
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	3,000	2,644
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(1)(4)	4,576	4,586
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)	2,629	2,578
CSMC 2020-RPL6 Trust
2.69%, 03/25/2059, Series 2020-RPL6, Class A1(1)(4)	4,148	4,060
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058(1)(4)(14)	2,457	2,395
CSMCM 2018-RPL9 Trust
4.39%, 09/25/2057, Series 2018-RPL9, Class CERT(1)(4)(14)	2,141	1,905
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	12,880
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	18,358
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034, Series 2004-4, Class 1A6(2)(6)	0	0
Eagle RE 2018-1 Ltd.
1.89% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028, Series 2018-1, Class M1(1)(3)	1,514	1,511
Eagle RE 2019-1 Ltd.
2.26% (1 Month LIBOR USD + 1.80%), 04/25/2029, Series 2019-1, Class M1B(1)(3)	866	861
Eagle RE 2021-1 Ltd.
1.80% (30-day Average SOFR + 1.70%, 1.70% Floor), 10/25/2033, Series 2021-1, Class M1A(1)(3)	12,189	12,184
Eagle RE 2021-2 Ltd.
1.65% (30-day Average SOFR + 1.55%, 1.55% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	21,840	21,717

Fannie Mae
2.00%, 04/01/2037(10)	29,995	29,131
2.00%, 05/01/2050(10)	14,420	13,359
2.50%, 04/01/2037(10)	11,280	11,147
2.50%, 04/01/2052(10)	30,605	29,199
3.00%, 04/01/2037(10)	5,905	5,946
3.00%, 05/15/2042(10)	6,500	6,343
3.00%, 04/01/2052(10)	229,015	224,005
3.50%, 04/01/2052(10)	42,525	42,598
4.00%, 05/01/2042(10)	29,660	30,159
4.50%, 04/01/2052(10)	12,210	12,653
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(4)	43	45
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	73	78
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	86	97
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	16	17
Fannie Mae Grantor Trust 2004-T2
3.33%, 07/25/2043, Series 2004-T2, Class 2A(4)	63	65
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	140	154
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	215	234
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	89	99
10.31%, 01/25/2044, Series 2004-T3, Class PT1(4)	17	19
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,513	6,533
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1	12	12
0.00%, 01/25/2033, Series 329, Class 1	5	4
0.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(3)	295	298
1.01% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(3)	677	681
5.00%, 12/25/2033, Series 345, Class 6(4)	7	1
5.50%, 05/25/2036, Series 365, Class 8	25	5
5.50%, 08/25/2036, Series 374, Class 5	19	3
5.50%, 04/25/2037, Series 393, Class 6	7	1
6.00%, 01/25/2038, Series 383, Class 33	17	3
7.50%, 04/25/2023, Series 218, Class 2(6)	0	0
9.00%, 03/25/2024, Series 265, Class 2(6)	0	0
Fannie Mae Pool
0.59% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 97.76% Cap), 01/01/2023(3)	1,235	1,234
0.72% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(3)	3,307	3,306
1.30% (6 Month LIBOR USD + 1.17%, 1.17% Floor, 12.60% Cap), 09/01/2036(3)	56	57
1.47% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.20% Cap), 08/01/2034(3)	15	15
1.50%, 01/01/2031	10,000	8,969
1.50%, 03/01/2041	1,232	1,117
1.50%, 02/01/2042	1,496	1,356
1.50%, 10/01/2050	2,103	1,881
1.50%, 11/01/2050	4,847	4,335
1.50%, 12/01/2050	14,991	13,407
1.50%, 01/01/2051	1,651	1,478
1.51% (1 Year LIBOR USD + 1.25%, 1.25% Floor, 11.25% Cap), 11/01/2037(3)	49	50
1.53% (1 Year LIBOR USD + 1.28%, 1.28% Floor, 9.93% Cap), 05/01/2035(3)	6	6
1.55% (6 Month LIBOR USD + 1.31%, 1.32% Floor, 12.11% Cap), 07/01/2037(3)	35	36
1.56%, 01/01/2031	2,275	2,051
1.69% (6 Month LIBOR USD + 1.51%, 1.51% Floor, 10.88% Cap), 01/01/2035(3)	86	89
1.71% (6 Month LIBOR USD + 1.47%, 1.47% Floor, 12.63% Cap), 01/01/2037(3)	21	21
1.72% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 9.99% Cap), 10/01/2034(3)	5	6
1.72% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.72% Cap), 07/01/2037(3)	7	7
1.73% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036(3)	21	22
1.73% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(3)	25	25
1.74% (1 Year LIBOR USD + 1.48%, 1.48% Floor, 10.30% Cap), 11/01/2033(3)	25	25
1.77% (6 Month LIBOR USD + 1.48%, 1.48% Floor, 12.68% Cap), 02/01/2037(3)	36	38
1.80%, 10/01/2033	7,500	6,665
1.82% (1 Year LIBOR USD + 1.57%, 1.57% Floor, 11.38% Cap), 09/01/2036(3)	23	24
1.82% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(3)	14	14
1.86% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 9.30% Cap), 08/01/2033(3)	16	16
1.86% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 10.95% Cap), 02/01/2035(3)	2	2
1.88% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 10.24% Cap), 01/01/2035(3)	7	7
1.89% (1 Year LIBOR USD + 1.63%, 1.64% Floor, 10.74% Cap), 07/01/2037(3)	53	55
1.90% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034(3)	1	1
1.90% (1 Year LIBOR USD + 1.65%, 1.64% Floor, 9.93% Cap), 08/01/2034(3)	9	9
1.90% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.15% Cap), 09/01/2035(3)	10	10
1.90% (1 Year LIBOR USD + 1.72%, 1.72% Floor, 11.30% Cap), 05/01/2036(3)	2	2
1.92% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.08% Cap), 09/01/2036(3)	33	34
1.97% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 8.86% Cap), 01/01/2034(3)	3	3
1.97% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.91% Cap), 05/01/2035(3)	5	5
1.98% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.90% Cap), 04/01/2037(3)	10	10
1.98% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.98% Cap), 11/01/2034(3)	3	3
1.99% (12 Month U.S. Treasury Average + 1.94%, 1.94% Floor, 8.54% Cap), 01/01/2036(3)	44	46

2.00%, 08/01/2031	1,444	1,408
2.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 10.00% Cap), 08/01/2034(3)	3	3
2.00%, 06/01/2040	3,080	2,892
2.00%, 07/01/2040	2,912	2,734
2.00%, 09/01/2040	1,664	1,562
2.00%, 02/01/2041	8,029	7,536
2.00%, 05/01/2041	36,503	34,259
2.00%, 06/01/2041	8,082	7,585
2.00%, 04/01/2042	6,990	6,560
2.00%, 09/01/2050	6,877	6,408
2.00%, 10/01/2050	1,654	1,548
2.00%, 10/01/2050	26,171	24,383
2.00%, 11/01/2050	409	381
2.00%, 11/01/2050	1,654	1,541
2.00%, 11/01/2050	15,590	14,524
2.00%, 01/01/2051	3,921	3,651
2.00%, 01/01/2051	19,975	18,606
2.00%, 02/01/2051	7,945	7,395
2.00%, 03/01/2051	23,653	22,021
2.00%, 04/01/2051	6,134	5,706
2.00%, 08/01/2051	12,752	11,859
2.00%, 09/01/2051	2,059	1,915
2.00%, 09/01/2051	16,116	14,977
2.00%, 10/01/2051	177	165
2.00%, 10/01/2051	10,456	9,743
2.00%, 10/01/2051	13,329	12,387
2.00%, 11/01/2051	179	166
2.00%, 12/01/2051	13,097	12,184
2.00%, 12/01/2051	14,252	13,275
2.00%, 01/01/2052	2,085	1,937
2.00%, 01/01/2052	14,818	13,766
2.00%, 02/01/2052	9,870	9,168
2.00%, 02/01/2052	11,824	11,022
2.00%, 03/01/2052	21,361	19,844
2.01% (1 Year LIBOR USD + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037(3)	4	4
2.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.62% Cap), 10/01/2036(3)	26	26
2.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.10% Cap), 07/01/2036(3)	22	22
2.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(3)	38	39
2.04% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.22% Cap), 07/01/2037(3)	25	25
2.06% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.16% Cap), 09/01/2033(3)	6	7
2.07% (1 Year LIBOR USD + 1.82%, 1.80% Floor, 10.83% Cap), 12/01/2036(3)	41	42
2.07% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(3)	13	13
2.08%, 10/01/2033	9,970	9,209
2.11% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.43% Cap), 06/01/2036(3)	12	12
2.12% (1 Year LIBOR USD + 1.87%, 1.84% Floor, 11.01% Cap), 06/01/2036(3)	56	58
2.12% (1 Year CMT Index + 2.08%, 2.08% Floor, 10.78% Cap), 11/01/2037(3)	27	28
2.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.08% Cap), 11/01/2034(3)	3	3
2.13% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.50% Cap), 08/01/2036(3)	11	11
2.16%, 01/01/2034	6,070	5,532
2.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(3)	4	4
2.17% (ECOFC + 1.25%, 2.01% Floor, 12.64% Cap), 09/01/2027(3)	2	2
2.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(3)(6)	0	0
2.18% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.31% Cap), 08/01/2036(3)	5	5
2.20% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(3)(6)	0	0
2.23% (1 Year LIBOR USD + 1.94%, 1.73% Floor, 10.63% Cap), 01/01/2037(3)	12	12
2.27% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 11.05% Cap), 02/01/2037(3)	21	22
2.29% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(3)	16	16
2.29% (1 Year CMT Index + 2.09%, 2.09% Floor, 10.07% Cap), 07/01/2035(3)	3	3
2.32%, 12/01/2022	329	330
2.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.76% Cap), 10/01/2036(3)	19	19
2.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.84% Cap), 10/01/2036(3)	43	45
2.34%, 12/01/2022	1,943	1,946
2.35% (1 Year CMT Index + 2.26%, 2.26% Floor, 10.76% Cap), 12/01/2037(3)	61	64
2.35% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.78% Cap), 01/01/2036(3)	12	13
2.35% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.66% Cap), 04/01/2035(3)	19	19
2.37%, 01/01/2023	958	960
2.38%, 11/01/2022	761	762
2.41%, 11/01/2022	137	137
2.41% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.03% Cap), 09/01/2037(3)	11	11
2.42% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.19% Cap), 10/01/2034(3)	21	22
2.42%, 06/01/2023	790	792
2.42% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.19% Cap), 06/01/2034(3)	22	23
2.49%, 03/01/2023	713	715
2.50%, 04/01/2030	1,111	1,101
2.50%, 05/01/2030	1,350	1,337
2.50%, 11/01/2031	1,901	1,883
2.50%, 12/01/2034	9,577	9,487
2.50%, 08/01/2035	2,343	2,321
2.50%, 08/01/2035	4,588	4,542
2.50%, 09/01/2035	6,235	6,172
2.50%, 10/01/2035	168	166

2.50%, 12/01/2036	1,504	1,455
2.50%, 04/01/2042	9,653	9,305
2.50%, 05/01/2042	3,921	3,779
2.50%, 01/01/2043	1,410	1,361
2.50%, 02/01/2043	632	610
2.50%, 10/01/2043	1,290	1,245
2.50%, 05/01/2046	566	545
2.50%, 07/01/2046	1,466	1,410
2.50%, 08/01/2046	532	512
2.50%, 10/01/2046	430	414
2.50%, 03/01/2050	753	720
2.50%, 06/01/2050	1,069	1,023
2.50%, 06/01/2050	2,493	2,387
2.50%, 06/01/2050	3,813	3,649
2.50%, 06/01/2050	15,265	14,620
2.50%, 07/01/2050	2,494	2,388
2.50%, 07/01/2050	6,101	5,839
2.50%, 08/01/2050	2,825	2,704
2.50%, 08/01/2050	20,038	19,164
2.50%, 09/01/2050	3,246	3,132
2.50%, 09/01/2050	7,761	7,376
2.50%, 10/01/2050	1,422	1,364
2.50%, 10/01/2050(9)	44,733	42,785
2.50%, 11/01/2050	1,899	1,817
2.50%, 12/01/2050	12,543	11,994
2.50%, 01/01/2051	1,489	1,423
2.50%, 02/01/2051	1,660	1,595
2.50%, 02/01/2051	4,539	4,341
2.50%, 03/01/2051	2,631	2,515
2.50%, 04/01/2051	26,291	25,127
2.50%, 05/01/2051	3,218	3,080
2.50%, 05/01/2051	7,475	7,195
2.50%, 06/01/2051	903	863
2.50%, 07/01/2051	2,535	2,426
2.50%, 08/01/2051	11,050	10,579
2.50%, 09/01/2051	1,133	1,071
2.50%, 09/01/2051	13,666	13,059
2.50%, 10/01/2051	1,770	1,694
2.50%, 11/01/2051	13,800	13,213
2.50%, 11/01/2051	18,188	17,380
2.50%, 12/01/2051	7,404	7,073
2.50%, 12/01/2051	14,387	13,748
2.50%, 12/01/2051	14,481	13,837
2.50%, 01/01/2052	11,432	10,922
2.50%, 01/01/2052	13,879	13,260
2.50%, 03/01/2052	22,256	21,300
2.52%, 05/01/2023	3,302	3,311
2.52%, 11/01/2029	14,408	14,099
2.53% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.42% Cap), 10/01/2035(3)	34	34
2.55%, 11/01/2022	353	353
2.55%, 11/01/2022	1,104	1,105
2.55%, 10/01/2028	9,070	8,922
2.58%, 09/01/2028	3,798	3,742
2.59%, 09/01/2028	7,552	7,446
2.62% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037(3)	35	35
2.62%, 10/01/2028	8,996	8,846
2.63% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(3)	4	4
2.64%, 04/01/2023	317	318
2.64%, 07/01/2023	413	414
2.65%, 08/01/2022	1,032	1,031
2.67%, 07/01/2022	624	623
2.67%, 12/01/2035	15,510	14,885
2.68%, 05/01/2025	1,746	1,738
2.69% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.23% Cap), 03/01/2036(3)	129	137
2.70%, 04/01/2025	4,621	4,603
2.71%, 04/01/2023(4)	264	265
2.73%, 06/01/2023(4)	1,033	1,035
2.77%, 06/01/2023	869	873
2.81%, 04/01/2025	2,900	2,898
2.81%, 05/01/2027	1,857	1,862
2.83%, 05/01/2027	8,000	8,029
2.90%, 12/01/2024	2,000	2,004
2.90%, 10/01/2029	3,317	3,325
2.91%, 03/01/2027	9,465	9,495
2.93%, 01/01/2025	1,791	1,796
3.00%, 01/01/2027	1,388	1,399
3.00%, 06/01/2027	1,975	1,992
3.00%, 10/01/2027	1,092	1,103
3.00%, 08/01/2028	548	554
3.00%, 09/01/2028	991	1,001
3.00%, 12/01/2028	314	318

3.00%, 05/01/2030	889	898
3.00%, 04/01/2032	6,373	6,425
3.00%, 02/01/2034	3,316	3,342
3.00%, 04/01/2036	662	661
3.00%, 08/01/2036	620	620
3.00%, 05/01/2038	8,446	8,428
3.00%, 05/01/2042	227	227
3.00%, 10/01/2042	2,091	2,089
3.00%, 11/01/2042	1,336	1,335
3.00%, 12/01/2042	54	54
3.00%, 12/01/2042	459	458
3.00%, 12/01/2042	741	744
3.00%, 01/01/2043	458	458
3.00%, 01/01/2043	732	731
3.00%, 01/01/2043	814	811
3.00%, 01/01/2043	816	815
3.00%, 02/01/2043	429	428
3.00%, 04/01/2043	565	564
3.00%, 04/01/2043	723	723
3.00%, 04/01/2043	1,383	1,381
3.00%, 05/01/2043	19	19
3.00%, 05/01/2043	137	137
3.00%, 05/01/2043	888	887
3.00%, 05/01/2043	4,653	4,637
3.00%, 06/01/2043	39	38
3.00%, 06/01/2043	241	238
3.00%, 06/01/2043	259	258
3.00%, 06/01/2043	1,604	1,601
3.00%, 06/01/2043	2,673	2,668
3.00%, 07/01/2043	36	36
3.00%, 07/01/2043	102	100
3.00%, 07/01/2043	240	237
3.00%, 07/01/2043	925	923
3.00%, 07/01/2043	4,070	4,067
3.00%, 08/01/2043	898	896
3.00%, 08/01/2043	2,558	2,556
3.00%, 10/01/2043	59	59
3.00%, 10/01/2043	7,965	7,982
3.00%, 02/01/2044	3,416	3,413
3.00%, 03/01/2044	371	372
3.00%, 04/01/2045	3,867	3,844
3.00%, 05/01/2046	3,286	3,262
3.00%, 09/01/2046	499	496
3.00%, 11/01/2046	1,090	1,082
3.00%, 11/01/2046	3,379	3,368
3.00%, 11/01/2046	3,845	3,814
3.00%, 01/01/2047	2,291	2,273
3.00%, 02/01/2047	509	509
3.00%, 03/01/2047	396	393
3.00%, 12/01/2047	1,038	1,028
3.00%, 07/01/2049	1,024	1,006
3.00%, 07/01/2049	2,419	2,378
3.00%, 08/01/2049	14,596	14,375
3.00%, 11/01/2049	3,796	3,727
3.00%, 12/01/2049	244	240
3.00%, 12/01/2049	838	823
3.00%, 12/01/2049	5,084	4,998
3.00%, 02/01/2050	5,017	4,927
3.00%, 02/01/2050	5,355	5,243
3.00%, 03/01/2050	1,535	1,505
3.00%, 03/01/2050	2,587	2,544
3.00%, 05/01/2050	412	406
3.00%, 05/01/2050	2,100	2,062
3.00%, 06/01/2050	676	663
3.00%, 06/01/2050	2,459	2,413
3.00%, 08/01/2050	2,503	2,458
3.00%, 08/01/2050	5,532	5,427
3.00%, 09/01/2050	2,185	2,152
3.00%, 09/01/2050	6,142	6,030
3.00%, 11/01/2050	457	449
3.00%, 04/01/2051	7,191	7,042
3.00%, 10/01/2051	2,388	2,338
3.00%, 01/01/2052	9,944	9,775
3.00%, 02/01/2052	10,785	10,625
3.00%, 03/01/2052	7,650	7,514
3.00%, 03/01/2052	12,576	12,340
3.00%, 07/01/2060	9,493	9,381
3.02%, 05/01/2022	584	584
3.02%, 07/01/2029	8,200	8,281
3.07%, 02/01/2025	4,995	5,022
3.08%, 12/01/2024	1,778	1,790

3.08%, 01/01/2028	8,000	8,096
3.09%, 09/01/2029	7,484	7,571
3.10%, 09/01/2025	4,728	4,766
3.10%, 01/01/2028	6,618	6,713
3.12%, 11/01/2026	925	938
3.12%, 06/01/2035	3,400	3,391
3.13%, 03/01/2027	6,835	6,926
3.14%, 12/01/2026	1,718	1,740
3.19%, 01/01/2033	3,997	4,031
3.19%, 03/01/2036	2,321	2,336
3.22%, 09/01/2032	6,000	6,074
3.24%, 10/01/2026	1,723	1,750
3.25%, 09/01/2026	1,407	1,429
3.25%, 02/01/2027	5,434	5,511
3.26%, 12/01/2026	906	920
3.29%, 08/01/2026	2,917	2,956
3.34%, 02/01/2027	1,500	1,526
3.38%, 12/01/2023	2,320	2,341
3.45%, 01/01/2024	1,648	1,663
3.45%, 04/01/2035	1,766	1,805
3.50%, 11/01/2029	265	271
3.50%, 12/01/2029	1,414	1,453
3.50%, 05/01/2030	307	316
3.50%, 08/01/2030	922	953
3.50%, 12/01/2030	839	861
3.50%, 06/01/2031	39	40
3.50%, 07/01/2032	68	69
3.50%, 11/01/2032	484	500
3.50%, 12/01/2032	188	191
3.50%, 02/01/2033	234	240
3.50%, 02/01/2033	276	279
3.50%, 03/01/2033	1,506	1,552
3.50%, 04/01/2033	1,035	1,060
3.50%, 06/01/2033	120	122
3.50%, 10/01/2033	5,055	5,119
3.50%, 06/01/2040	871	881
3.50%, 12/01/2040	44	44
3.50%, 02/01/2041	3,762	3,837
3.50%, 06/01/2041	8,455	8,653
3.50%, 11/01/2041	144	146
3.50%, 12/01/2041	123	126
3.50%, 12/01/2041	208	211
3.50%, 12/01/2041	237	242
3.50%, 02/01/2042	4	4
3.50%, 02/01/2042	140	143
3.50%, 02/01/2042	194	198
3.50%, 04/01/2042	108	110
3.50%, 05/01/2042	3,019	3,075
3.50%, 05/01/2042	3,174	3,249
3.50%, 06/01/2042	752	765
3.50%, 07/01/2042	548	557
3.50%, 07/01/2042	1,907	1,945
3.50%, 07/01/2042	10,334	10,524
3.50%, 08/01/2042	359	366
3.50%, 09/01/2042	298	304
3.50%, 09/01/2042	333	339
3.50%, 09/01/2042	400	408
3.50%, 09/01/2042	2,324	2,371
3.50%, 10/01/2042	153	156
3.50%, 10/01/2042	178	182
3.50%, 10/01/2042	305	310
3.50%, 10/01/2042	545	556
3.50%, 11/01/2042	1,498	1,526
3.50%, 11/01/2042	3,614	3,687
3.50%, 01/01/2043	350	357
3.50%, 01/01/2043	426	435
3.50%, 02/01/2043	23	24
3.50%, 02/01/2043	38	39
3.50%, 03/01/2043	273	279
3.50%, 03/01/2043	815	831
3.50%, 03/01/2043	1,620	1,639
3.50%, 04/01/2043	834	848
3.50%, 04/01/2043	1,998	2,038
3.50%, 05/01/2043	34	35
3.50%, 05/01/2043	253	258
3.50%, 05/01/2043	857	875
3.50%, 05/01/2043	921	940
3.50%, 07/01/2043	4,723	4,818
3.50%, 08/01/2043	902	921
3.50%, 06/01/2044	3,146	3,212
3.50%, 06/01/2044	3,409	3,480

3.50%, 04/01/2045	5,255	5,357
3.50%, 06/01/2045	783	795
3.50%, 06/01/2045	3,541	3,607
3.50%, 11/01/2045	1,458	1,485
3.50%, 12/01/2045	252	256
3.50%, 01/01/2046	4,028	4,139
3.50%, 04/01/2046	632	643
3.50%, 08/01/2046	2,171	2,203
3.50%, 09/01/2046	1,968	2,012
3.50%, 11/01/2046	5,498	5,601
3.50%, 12/01/2046	1,793	1,819
3.50%, 12/01/2046	4,012	4,092
3.50%, 02/01/2047	3,393	3,460
3.50%, 06/01/2047	314	319
3.50%, 11/01/2047	3,051	3,084
3.50%, 12/01/2047	2,171	2,191
3.50%, 01/01/2048	2,181	2,202
3.50%, 04/01/2048	13,195	13,295
3.50%, 08/01/2048	7,393	7,447
3.50%, 10/01/2048	2,845	2,885
3.50%, 05/01/2049	7,380	7,458
3.50%, 03/01/2050	9,915	10,008
3.50%, 02/01/2052	10,706	10,795
3.50%, 03/01/2060	8,242	8,325
3.55%, 02/01/2030	1,500	1,552
3.57%, 06/01/2028	8,361	8,688
3.61%, 04/01/2028	2,880	2,993
3.64%, 01/01/2025	518	525
3.66%, 03/01/2027	2,241	2,312
3.68%, 09/01/2026	3,342	3,445
3.74%, 07/01/2023	520	527
3.77%, 12/01/2025	3,314	3,406
3.81%, 12/01/2028	7,000	7,403
3.85% (ECOFC + 1.25%, 3.80% Floor, 13.46% Cap), 03/01/2029(3)	1	1
4.00%, 11/01/2031	2,248	2,329
4.00%, 06/01/2033	415	429
4.00%, 12/01/2033	29	30
4.00%, 05/01/2037	4,241	4,414
4.00%, 10/01/2037	826	855
4.00%, 07/01/2040	2,222	2,323
4.00%, 08/01/2040	71	74
4.00%, 09/01/2040	550	575
4.00%, 12/01/2040	97	102
4.00%, 12/01/2040	480	501
4.00%, 01/01/2041	96	100
4.00%, 01/01/2041	228	238
4.00%, 01/01/2041	423	442
4.00%, 01/01/2041	433	453
4.00%, 01/01/2041	598	626
4.00%, 01/01/2041	780	816
4.00%, 01/01/2041	804	841
4.00%, 02/01/2041	25	26
4.00%, 02/01/2041	980	1,025
4.00%, 03/01/2041	3,557	3,720
4.00%, 04/01/2041	303	314
4.00%, 05/01/2041	256	265
4.00%, 09/01/2041	99	104
4.00%, 10/01/2041	369	385
4.00%, 10/01/2041	572	598
4.00%, 12/01/2041	715	748
4.00%, 12/01/2041	853	890
4.00%, 01/01/2042	704	736
4.00%, 01/01/2042	1,201	1,253
4.00%, 03/01/2042	28	28
4.00%, 07/01/2042	178	185
4.00%, 07/01/2042	232	242
4.00%, 07/01/2042	235	245
4.00%, 07/01/2042	256	266
4.00%, 08/01/2042	2,318	2,425
4.00%, 11/01/2042	375	392
4.00%, 12/01/2042	209	217
4.00%, 04/01/2043	4,331	4,525
4.00%, 07/01/2043	487	508
4.00%, 11/01/2043	1,237	1,287
4.00%, 12/01/2043	56	59
4.00%, 12/01/2043	776	806
4.00%, 02/01/2044	475	495
4.00%, 06/01/2044	1,920	2,008
4.00%, 07/01/2044	1,085	1,132
4.00%, 08/01/2044	2,395	2,506
4.00%, 09/01/2044	434	452

4.00%, 01/01/2045	3,421	3,561
4.00%, 07/01/2045	3,176	3,314
4.00%, 10/01/2045	340	355
4.00%, 12/01/2045	452	470
4.00%, 12/01/2045	1,812	1,886
4.00%, 01/01/2046	1,141	1,188
4.00%, 08/01/2046	1,504	1,559
4.00%, 09/01/2046	1,124	1,176
4.00%, 03/01/2047	292	303
4.00%, 03/01/2047	3,203	3,276
4.00%, 03/01/2047	3,258	3,388
4.00%, 05/01/2047	331	340
4.00%, 05/01/2047	751	779
4.00%, 05/01/2047	1,678	1,736
4.00%, 06/01/2047	1,731	1,786
4.00%, 08/01/2047	3,524	3,659
4.00%, 11/01/2047	2,984	3,073
4.00%, 01/01/2048	3,600	3,693
4.00%, 01/01/2048	5,554	5,731
4.00%, 02/01/2048	577	595
4.00%, 03/01/2048	1,369	1,403
4.00%, 03/01/2048	6,629	6,871
4.00%, 09/01/2048	394	404
4.00%, 10/01/2048	287	294
4.00%, 10/01/2048	1,304	1,346
4.00%, 02/01/2049	2,355	2,428
4.00%, 03/01/2049	4,136	4,230
4.00%, 07/01/2049	558	570
4.00%, 07/01/2049	2,090	2,158
4.00%, 10/01/2049	3,386	3,508
4.00%, 08/01/2051	5,177	5,336
4.03%, 09/01/2022	1,106	1,105
4.50%, 08/01/2029	72	75
4.50%, 09/01/2029	81	84
4.50%, 01/01/2030	133	138
4.50%, 10/01/2033	2,291	2,434
4.50%, 11/01/2033	6	6
4.50%, 09/01/2034	17	18
4.50%, 04/01/2039	3,643	3,906
4.50%, 11/01/2039	10	10
4.50%, 08/01/2040	1,539	1,638
4.50%, 08/01/2040	1,554	1,652
4.50%, 12/01/2040	708	753
4.50%, 12/01/2040	2,221	2,361
4.50%, 03/01/2041	576	613
4.50%, 04/01/2041	310	326
4.50%, 05/01/2041	739	786
4.50%, 05/01/2041	3,708	3,947
4.50%, 07/01/2041	150	159
4.50%, 08/01/2041	1,152	1,220
4.50%, 01/01/2042	1,172	1,247
4.50%, 11/01/2042	3,345	3,557
4.50%, 02/01/2046	3,831	4,073
4.50%, 08/01/2047	426	446
4.50%, 05/01/2048	878	918
4.50%, 08/01/2048	4,887	5,128
4.50%, 03/01/2049	2,954	3,095
4.50%, 07/01/2049	4,179	4,416
4.50%, 09/01/2049	2,413	2,529
4.50%, 09/01/2050	2,174	2,270
4.50%, 02/01/2051	1,088	1,135
4.55%, 08/01/2026	755	782
4.63%, 12/01/2026(4)	840	881
4.76%, 08/01/2026	932	982
4.77%, 08/01/2026	593	625
5.00%, 05/01/2023(6)	0	0
5.00%, 08/01/2024	5	5
5.00%, 05/01/2028	9	10
5.00%, 04/01/2031	66	70
5.00%, 12/01/2032	1	1
5.00%, 06/01/2033	9	9
5.00%, 07/01/2033	8	9
5.00%, 07/01/2033	9	10
5.00%, 11/01/2033	3	3
5.00%, 11/01/2033	23	25
5.00%, 11/01/2033	1,700	1,838
5.00%, 04/01/2034	62	67
5.00%, 05/01/2034	20	22
5.00%, 12/01/2034	16	17
5.00%, 01/01/2035	10	11
5.00%, 02/01/2035	301	325

5.00%, 02/01/2035	1,455	1,574
5.00%, 06/01/2035	269	290
5.00%, 07/01/2035	6	7
5.00%, 07/01/2035	1,285	1,367
5.00%, 07/01/2035	1,472	1,591
5.00%, 09/01/2035	33	36
5.00%, 10/01/2035	128	139
5.00%, 11/01/2035	296	320
5.00%, 01/01/2036	24	25
5.00%, 02/01/2036	19	21
5.00%, 07/01/2037	375	405
5.00%, 01/01/2039	1,133	1,208
5.00%, 09/01/2039	75	81
5.00%, 04/01/2040	148	160
5.00%, 08/01/2040	120	130
5.00%, 05/01/2041	66	72
5.00%, 05/01/2042	991	1,072
5.00%, 09/01/2043	466	503
5.00%, 01/01/2048	503	534
5.00%, 05/01/2048	1,360	1,444
5.00%, 01/01/2049	4,749	5,099
5.50%, 07/01/2025	8	8
5.50%, 11/01/2032	37	41
5.50%, 02/01/2033	1	1
5.50%, 03/01/2033	43	47
5.50%, 04/01/2033	29	31
5.50%, 07/01/2033	5	6
5.50%, 09/01/2033	117	128
5.50%, 11/01/2033	2	2
5.50%, 12/01/2033	50	55
5.50%, 01/01/2034	5	6
5.50%, 03/01/2034	5	5
5.50%, 09/01/2034	10	11
5.50%, 10/01/2034	12	12
5.50%, 02/01/2035	33	36
5.50%, 12/01/2035	9	10
5.50%, 04/01/2036	35	38
5.50%, 05/01/2036	30	33
5.50%, 05/01/2036	47	52
5.50%, 11/01/2036	12	13
5.50%, 03/01/2037	236	259
5.50%, 04/01/2037	80	87
5.50%, 05/01/2037	77	84
5.50%, 01/01/2038	58	64
5.50%, 05/01/2038	10	11
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	66	73
5.50%, 06/01/2038	476	525
5.50%, 09/01/2038	420	459
5.50%, 06/01/2039	16	16
5.50%, 09/01/2039	26	28
5.50%, 12/01/2039	34	36
5.50%, 01/01/2040	283	309
6.00%, 02/01/2023	4	4
6.00%, 01/01/2024	3	3
6.00%, 01/01/2024	9	10
6.00%, 07/01/2024	3	3
6.00%, 07/01/2026	12	13
6.00%, 07/01/2027	16	18
6.00%, 11/01/2027	9	9
6.00%, 12/01/2027	26	27
6.00%, 01/01/2028	47	50
6.00%, 10/01/2028	32	34
6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	2	2
6.00%, 09/01/2029	22	23
6.00%, 12/01/2032	11	12
6.00%, 12/01/2032	80	88
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	3	3
6.00%, 03/01/2033	5	5
6.00%, 05/01/2033	12	13
6.00%, 08/01/2033	3	3
6.00%, 09/01/2033	7	7
6.00%, 09/01/2033	10	10
6.00%, 11/01/2034	3	3
6.00%, 04/01/2035	51	56
6.00%, 02/01/2036	2	2
6.00%, 09/01/2036	174	193

6.00%, 11/01/2036	20	22
6.00%, 03/01/2037	24	25
6.00%, 09/01/2037	45	50
6.00%, 04/01/2038	10	10
6.00%, 05/01/2038	122	136
6.00%, 11/01/2038	40	43
6.00%, 12/01/2039	599	668
6.00%, 10/01/2040	810	896
6.00%, 07/01/2041	2,087	2,299
6.00%, 11/01/2048	28	30
6.50%, 05/01/2022(6)	0	0
6.50%, 12/01/2022(6)	0	0
6.50%, 02/01/2024	5	6
6.50%, 07/01/2024	1	1
6.50%, 04/01/2025(6)	0	0
6.50%, 08/01/2026	23	24
6.50%, 03/01/2029	7	7
6.50%, 11/01/2029	228	245
6.50%, 08/01/2031	8	9
6.50%, 02/01/2032	36	39
6.50%, 01/01/2036	147	157
6.50%, 04/01/2036	1	1
6.50%, 07/01/2036	3	3
6.50%, 08/01/2036	95	103
6.50%, 10/01/2036	20	22
6.50%, 01/01/2037	32	35
6.50%, 08/01/2037	15	16
6.50%, 08/01/2037	24	26
6.50%, 10/01/2037	36	40
6.50%, 10/01/2038	44	48
6.50%, 10/01/2038	173	190
7.00%, 01/01/2024(6)	0	0
7.00%, 09/01/2027(6)	0	0
7.00%, 01/01/2029	1	1
7.00%, 06/01/2032	2	2
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	47	51
7.00%, 02/01/2036	7	7
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	4	4
7.00%, 04/01/2037	7	8
7.00%, 09/01/2037	24	25
7.00%, 09/01/2038	36	42
7.00%, 10/01/2038	53	61
7.00%, 11/01/2038	36	40
7.00%, 12/01/2038	100	113
7.00%, 01/01/2039	151	175
7.50%, 10/01/2024(6)	0	0
7.50%, 01/01/2035	20	22
7.50%, 03/01/2035	27	30
7.50%, 05/01/2037	21	25
7.50%, 10/01/2037	91	104
7.50%, 11/01/2037	27	31
7.50%, 11/01/2038	19	21
7.50%, 04/01/2039	89	104
8.00%, 05/01/2024(6)	0	0
8.00%, 03/01/2027	4	4
8.00%, 06/01/2027	3	4
8.00%, 06/01/2028	1	1
8.00%, 09/01/2028	3	4
8.00%, 11/01/2028	10	11
8.00%, 11/01/2037	9	9
8.00%, 01/01/2038	3	3
8.50%, 07/01/2024(6)	0	0
8.50%, 05/01/2025(6)	0	0
Fannie Mae REMIC Trust 2003-W1
4.97%, 12/25/2042, Series 2003-W1, Class 1A1(4)	73	74
5.41%, 12/25/2042, Series 2003-W1, Class 2A(4)	20	19
Fannie Mae REMIC Trust 2003-W4
5.37%, 10/25/2042, Series 2003-W4, Class 2A(4)	10	11
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	298	305
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	57	64
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	104	116
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	69	73
Fannie Mae REMIC Trust 2007-W1
6.30%, 08/25/2047, Series 2007-W10, Class 2A(4)	8	8

Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	19	20
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	14	12
Fannie Mae REMIC Trust 2007-W7
38.06% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(3)(5)	12	16
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	275	294
Fannie Mae REMICS
0.00%, 10/25/2022, Series G92-62, Class B(6)	0	0
0.00%, 04/25/2023, Series 1998-4, Class C(6)	0	0
0.00%, 09/25/2023, Series G93-37, Class H(6)	0	0
0.00%, 09/25/2023, Series 1993-205, Class H(6)	0	0
0.00%, 11/25/2023, Series 1994-9, Class E(6)	0	0
0.00%, 01/25/2032, Series 2001-81, Class LO	1	1
0.00%, 04/25/2032, Series 2002-21, Class LO	1	1
0.00%, 12/25/2032, Series 2004-59, Class BG	6	5
0.00%, 05/25/2033, Series 2003-35, Class EA	4	3
0.00%, 08/25/2033, Series 2003-132, Class OA	2	1
0.00%, 12/25/2033, Series 2006-44, Class P	53	48
0.00%, 03/25/2034, Series 2004-46, Class EP	45	44
0.00%, 09/25/2035, Series 2005-90, Class PO	5	4
0.00%, 10/25/2035, Series 2010-39, Class OT	14	12
0.00%, 03/25/2036, Series 2006-16, Class OA	10	9
0.00%, 03/25/2036, Series 2006-8, Class WQ	110	94
0.00%, 04/25/2036, Series 2006-23, Class KO	12	11
0.00%, 04/25/2036, Series 2006-27, Class OH	22	20
0.00%, 04/25/2036, Series 2006-22, Class AO	35	32
0.00%, 06/25/2036, Series 2006-43, Class PO	9	9
0.00%, 06/25/2036, Series 2006-44, Class GO	19	17
0.00%, 06/25/2036, Series 2006-43, Class DO	28	25
0.00%, 06/25/2036, Series 2006-50, Class JO	67	59
0.00%, 06/25/2036, Series 2006-50, Class PS	82	75
0.00%, 07/25/2036, Series 2006-58, Class AP	6	5
0.00%, 07/25/2036, Series 2006-58, Class PO	12	10
0.00%, 07/25/2036, Series 2006-65, Class QO	22	20
0.00%, 08/25/2036, Series 2006-72, Class TO	7	6
0.00%, 08/25/2036, Series 2006-79, Class DO	16	14
0.00%, 08/25/2036, Series 2006-79, Class OP	23	20
0.00%, 08/25/2036, Series 2006-72, Class GO	39	36
0.00%, 09/25/2036, Series 2008-42, Class AO	9	8
0.00%, 09/25/2036, Series 2006-90, Class AO	17	15
0.00%, 09/25/2036, Series 2006-86, Class OB	21	18
0.00%, 11/25/2036, Series 2006-109, Class PO	6	5
0.00%, 11/25/2036, Series 2006-111, Class EO	17	15
0.00%, 11/25/2036, Series 2006-110, Class PO	31	28
0.00%, 12/25/2036, Series 2006-119, Class PO	10	9
0.00%, 12/25/2036, Series 2006-115, Class OK	19	16
0.00%, 01/25/2037, Series 2006-128, Class PO	20	18
0.00%, 01/25/2037, Series 2009-70, Class CO	54	48
0.00%, 03/25/2037, Series 2007-14, Class OP	15	14
0.00%, 04/25/2037, Series 2007-28, Class EO	52	46
0.00%, 05/25/2037, Series 2007-42, Class AO	4	4
0.00%, 07/25/2037, Series 2007-67, Class PO	36	32
0.00%, 10/25/2037, Series 2009-86, Class OT	327	283
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	29	26
0.00%, 06/25/2040, Series 2010-63, Class AP	44	39
0.00%, 09/25/2043, Series 2013-92, Class PO	629	549
0.00%, 10/25/2043, Series 2013-101, Class DO	518	446
0.00%, 12/25/2043, Series 2013-128, Class PO	1,152	998
0.21% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022, Series G92-52, Class FD(3)(6)	0	0
0.25% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(3)	35	34
0.25% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(3)	146	144
0.44% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(3)	255	251
0.71% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034, Series 2005-93, Class MF(3)	7	7
0.71% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(3)	66	65
0.71% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(3)	38	38
0.75% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(3)	181	181
0.76% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(3)	27	27
0.79% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023, Series 1993-230, Class FA(3)(6)	0	0
0.81% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(3)	66	66
0.81% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(3)	66	66
0.83% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(3)	37	37

0.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(3)	41	42
0.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(3)	130	131
0.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(3)	20	20
0.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(3)	120	121
0.91% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(3)	13	14
0.91% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(3)	180	180
0.92% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(3)	19	19
0.92% (1 Year LIBOR USD + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022, Series G92-59, Class F(3)(6)	0	0
0.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(3)	35	35
0.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(3)	21	21
0.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(3)	24	24
0.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(3)	95	96
0.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(3)	81	82
0.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(3)	615	620
0.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(3)	236	238
1.01% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(3)	65	65
1.06% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(3)	23	23
1.06% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(3)	37	38
1.21% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(3)	73	74
1.21% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(3)	22	23
1.24%, 01/25/2038, Series 2007-116, Class HI(4)	206	9
1.26% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(3)	161	163
1.34% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023, Series G93-27, Class FD(3)(6)	0	0
1.36% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(3)	25	26
1.46% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023, Series 1993-247, Class FE(3)	1	1
1.60%, 04/25/2041, Series 2011-30, Class LS(4)	311	18
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(3)(5)	27	1
1.64%, 06/25/2038, Series 2008-46, Class HI(4)	57	2
1.84%, 03/25/2027, Series 1997-20, Class IB(4)(6)	1	0
1.84%, 03/25/2027, Series 1997-20, Class IO(4)(6)	1	0
1.99%, 12/25/2039, Series 2009-103, Class MB(4)	95	99
2.50%, 12/25/2042, Series 2012-134, Class ZC	6,651	6,331
2.50%, 02/25/2051, Series 2021-3, Class JI	12,861	1,700
3.00%, 12/25/2028, Series 2013-118, Class YL	1,238	1,210
3.00%, 10/25/2033, Series 2013-100, Class WB	879	865
3.00%, 04/25/2035, Series 2022-9, Class KI	5,000	482
3.00%, 02/25/2043, Series 2013-81, Class TA	601	597
3.00%, 01/25/2046, Series 2016-38, Class NA	1,293	1,296
3.00%, 02/25/2047, Series 2017-51, Class CP	1,333	1,303
3.50%, 04/25/2031, Series 2011-31, Class DB	455	459
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500	1,540
3.50%, 03/25/2042, Series 2013-136, Class QB	726	733
3.50%, 02/25/2043, Series 2013-4, Class AJ	187	185
3.50%, 11/25/2057, Series 2019-7, Class CA	4,058	4,125
3.98% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(3)(5)	215	19
4.00%, 04/25/2033, Series 2003-22, Class UD	121	124
4.00%, 05/25/2033, Series 2003-42, Class GB	8	8
4.00%, 04/25/2041, Series 2014-21, Class KW	1,285	1,291
4.50%, 07/25/2023, Series 2008-61, Class BH	6	6
4.50%, 10/25/2036, Series 2009-19, Class PW	99	103
4.50%, 02/25/2039, Series 2009-4, Class BD	2	2
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,561
5.00%, 11/25/2024, Series 2004-81, Class JG	44	45
5.00%, 03/25/2029, Series 2009-11, Class NB	66	68
5.00%, 11/25/2032, Series 2002-71, Class AP	5	6
5.00%, 03/25/2033, Series 2003-14, Class TI(6)	9	0
5.00%, 03/25/2037, Series 2009-63, Class P	2	2
5.00%, 07/25/2038, Series 2008-56, Class AC	21	22
5.00%, 07/25/2038, Series 2008-60, Class JC	29	30
5.00%, 07/25/2039, Series 2009-52, Class PI	47	7
5.00%, 08/25/2039, Series 2009-59, Class HB	185	197
5.00%, 09/25/2039, Series 2009-65, Class MT	58	59
5.00%, 06/25/2040, Series 2010-64, Class DM	290	306
5.00%, 09/25/2040, Series 2010-102, Class PN	192	202
5.32% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(3)(5)	23	3

5.39% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(3)(5)	94	12
5.39% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(3)(5)	91	13
5.44% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(3)(5)	28	4
5.45% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(3)(5)	101	15
5.50%, 09/25/2022, Series 1992-143, Class MA(6)	0	0
5.50%, 03/25/2023, Series 2003-17, Class EQ	10	10
5.50%, 04/25/2023, Series 1993-58, Class H	1	1
5.50%, 04/25/2023, Series 2003-23, Class EQ	20	20
5.50%, 05/25/2023, Series 2003-39, Class LW	6	6
5.50%, 07/25/2024, Series 2004-53, Class NC	2	2
5.50%, 08/25/2024, Series 2004-65, Class EY	26	26
5.50%, 08/25/2025, Series 2005-67, Class EY	42	43
5.50%, 01/25/2026, Series 2005-121, Class DX	22	23
5.50%, 04/18/2029, Series 1999-18, Class Z	3	3
5.50%, 12/25/2032, Series 2002-78, Class Z	71	77
5.50%, 08/25/2033, Series 2003-72, Class IE	115	18
5.50%, 08/25/2033, Series 2003-73, Class HC	58	63
5.50%, 10/25/2033, Series 2003-105, Class AZ	433	467
5.50%, 04/25/2034, Series 2004-17, Class H	137	147
5.50%, 07/25/2034, Series 2004-50, Class VZ	219	233
5.50%, 08/25/2035, Series 2005-68, Class PG	52	55
5.50%, 08/25/2035, Series 2005-73, Class ZB	387	417
5.50%, 12/25/2035, Series 2006-46, Class UC	16	17
5.50%, 12/25/2035, Series 2005-110, Class GL	283	301
5.50%, 01/25/2036, Series 2006-39, Class WC	10	11
5.50%, 03/25/2036, Series 2006-16, Class HZ	29	31
5.50%, 03/25/2036, Series 2006-12, Class BZ	119	128
5.50%, 03/25/2036, Series 2006-8, Class JZ	142	156
5.50%, 01/25/2037, Series 2006-128, Class BP	9	9
5.50%, 07/25/2037, Series 2007-70, Class Z	84	90
5.50%, 08/25/2037, Series 2007-76, Class AZ	26	27
5.50%, 07/25/2038, Series 2011-47, Class ZA	111	120
5.50%, 10/25/2039, Series 2009-86, Class IP	110	19
5.50%, 06/25/2040, Series 2010-58, Class MB	504	534
5.50%, 07/25/2040, Series 2010-71, Class HJ	161	174
5.50%, 10/25/2040, Series 2010-111, Class AM	540	598
5.50%, 07/25/2051, Series 2011-58, Class WA(4)	19	21
5.54% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(3)(5)	260	32
5.62% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(3)(5)(6)	3	0
5.64% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(3)(5)	47	4
5.64% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(3)(5)	25	4
5.64% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(3)(5)	82	11
5.64% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(3)(5)	57	6
5.72% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(3)(5)	35	4
5.74% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(3)(5)	31	4
5.75%, 06/25/2033, Series 2003-47, Class PE	37	39
5.75%, 07/25/2035, Series 2005-66, Class ZH	1,129	1,215
5.75%, 10/25/2035, Series 2005-84, Class XM	43	45
5.77% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(3)(5)	35	5
5.79% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(3)(5)	81	12
5.83%, 02/25/2051, Series 2011-2, Class WA(4)	60	64
5.90% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(3)(5)(6)	4	0
5.94% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(3)(5)	234	36
5.94% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(3)(5)	112	13
5.94% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(3)(5)	39	5
5.96% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(3)(5)	62	8
5.98% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(3)(5)	124	18
5.99% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(3)(5)	81	13
5.99% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(3)(5)	130	23
6.00%, 08/25/2022, Series 1992-136, Class PK(6)	0	0
6.00%, 09/25/2022, Series 2002-54, Class PG	2	2
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023, Series G93-17, Class SI(3)(5)(6)	0	0
6.00%, 07/25/2023, Series 1993-136, Class ZB(4)	5	5
6.00%, 07/18/2028, Series 1998-36, Class ZB	4	4
6.00%, 12/25/2028, Series 1998-66, Class C	1	1
6.00%, 07/25/2031, Series 2001-33, Class ID	17	2
6.00%, 11/25/2031, Series 2001-60, Class PX	29	31
6.00%, 04/25/2032, Series 2002-15, Class ZA	75	80
6.00%, 11/25/2032, Series 2011-39, Class ZA	219	237
6.00%, 05/25/2033, Series 2003-39, Class IO(4)	5	1

6.00%, 05/25/2033, Series 2003-34, Class AX	17	18
6.00%, 05/25/2033, Series 2003-34, Class GE	49	53
6.00%, 05/25/2033, Series 2003-34, Class ED	91	99
6.00%, 12/25/2035, Series 2005-109, Class PC	7	7
6.00%, 07/25/2036, Series 2006-71, Class ZL	235	258
6.00%, 03/25/2037, Series 2007-18, Class MZ	159	168
6.00%, 05/25/2037, Series 2007-42, Class B	70	76
6.00%, 08/25/2037, Series 2007-78, Class CB	9	9
6.00%, 08/25/2037, Series 2007-78, Class PE	20	22
6.00%, 08/25/2037, Series 2007-76, Class ZG	22	25
6.00%, 08/25/2037, Series 2007-81, Class GE	40	43
6.00%, 08/25/2039, Series 2009-60, Class HT	230	252
6.00% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(3)(5)	129	21
6.01%, 09/25/2039, Series 2009-69, Class WA(4)	78	84
6.04% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(3)(5)	93	18
6.06% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(3)(5)	19	3
6.07% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(3)(5)	406	73
6.08% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(3)(5)	126	21
6.09% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(3)(5)	67	12
6.12% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(3)(5)	78	12
6.16% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(3)(5)	78	11
6.17%, 03/25/2040, Series 2010-16, Class WB(4)	139	152
6.19% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(3)(5)	65	8
6.19% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(3)(5)	22	3
6.21%, 02/25/2040, Series 2010-1, Class WA(4)	31	34
6.22%, 10/25/2037, Series 2007-106, Class A7(4)	32	35
6.24% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(3)(5)	404	66
6.25% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(3)(5)	35	5
6.30%, 12/25/2039, Series 2009-99, Class WA(4)	192	208
6.35%, 04/25/2029, Series 1999-17, Class C	2	3
6.39% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(3)(5)	17	3
6.43%, 03/25/2040, Series 2010-16, Class WA(4)	137	147
6.44% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(3)(5)	48	8
6.50%, 08/25/2022, Series 1996-59, Class J(6)	0	0
6.50%, 02/25/2023, Series G93-5, Class Z(6)	0	0
6.50%, 03/25/2023, Series G93-14, Class J(6)	0	0
6.50%, 07/25/2023, Series 1993-122, Class M(6)	0	0
6.50%, 09/25/2023, Series 1993-178, Class PK(6)	0	0
6.50%, 10/25/2023, Series 1993-189, Class PL	2	2
6.50%, 10/25/2023, Series 1993-183, Class KA	6	7
6.50%, 11/25/2023, Series 1995-19, Class Z	3	3
6.50%, 12/25/2023, Series 1993-225, Class UB	1	1
6.50%, 03/25/2024, Series 1994-37, Class L	3	3
6.50%, 03/25/2024, Series 1994-40, Class Z	17	17
6.50%, 04/25/2027, Series 1997-32, Class PG	8	9
6.50%, 07/18/2027, Series 1997-42, Class ZC	1	1
6.50%, 09/25/2031, Series 2001-49, Class Z	5	5
6.50%, 10/25/2031, Series 2001-52, Class KB	3	3
6.50%, 04/25/2032, Series 2002-21, Class PE	13	15
6.50%, 05/25/2032, Series 2002-28, Class PK	27	29
6.50%, 06/25/2032, Series 2002-37, Class Z	12	13
6.50%, 07/25/2032, Series 2006-130, Class GI	48	6
6.50%, 08/25/2032, Series 2002-48, Class GH	34	37
6.50%, 02/25/2033, Series 2003-9, Class NZ	12	13
6.50%, 05/25/2033, Series 2003-33, Class IA	50	9
6.50%, 07/25/2036, Series 2006-63, Class ZH	117	130
6.50%, 07/25/2036, Series 2011-19, Class ZY	154	172
6.50%, 08/25/2036, Series 2006-78, Class BZ	11	12
6.50%, 08/25/2036, Series 2006-77, Class PC	60	66
6.50%, 09/25/2036, Series 2006-85, Class MZ	6	7
6.50%, 06/25/2037, Series 2007-92, Class YA	14	16
6.50%, 12/25/2037, Series 2007-112, Class MJ	95	106
6.50%, 06/25/2042, Series 2002-90, Class A1	41	45
6.53% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(3)(5)	49	8
6.64% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033, Series 2004-4, Class QI(3)(5)(6)	4	0
6.69% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(3)(5)	381	77
6.74% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(3)(5)	25	3
6.88%, 08/25/2023, Series 2002-83, Class CS	5	5
7.00%, 10/25/2022, Series G92-61, Class Z(6)	0	0
7.00%, 02/25/2023, Series 1997-61, Class ZC	2	2
7.00%, 03/25/2023, Series 1993-37, Class PX	2	2
7.00%, 04/25/2023, Series 1993-54, Class Z	1	1
7.00%, 05/25/2023, Series 1993-56, Class PZ	8	8
7.00%, 07/25/2023, Series 2002-1, Class G	3	3

7.00%, 07/25/2023, Series 1993-99, Class Z	5	5
7.00%, 08/25/2023, Series 1993-141, Class Z	7	8
7.00%, 04/25/2024, Series 1994-63, Class PK	10	11
7.00%, 04/25/2024, Series 1994-62, Class PK	24	25
7.00%, 11/25/2026, Series 1996-48, Class Z	6	7
7.00%, 12/18/2027, Series 1997-81, Class PI(6)	3	0
7.00%, 03/25/2031, Series 2001-7, Class PF	3	3
7.00%, 07/25/2031, Series 2001-30, Class PM	9	10
7.00%, 08/25/2031, Series 2001-36, Class DE	17	19
7.00%, 09/25/2031, Series 2001-44, Class PU	3	4
7.00%, 09/25/2031, Series 2001-44, Class PD	4	5
7.00%, 09/25/2031, Series 2001-44, Class MY	22	25
7.00%, 11/25/2031, Series 2001-61, Class Z	33	37
7.00%, 05/25/2033, Series 2007-97, Class KI	90	9
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	525	597
7.00%, 11/25/2041, Series 2011-118, Class NT	554	624
7.00%, 11/25/2041, Series 2011-118, Class MT	616	698
7.14% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(3)(5)	111	10
7.14% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(3)(5)	64	9
7.16% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(3)(5)	60	61
7.50%, 06/25/2022, Series 1992-101, Class J(6)	0	0
7.50%, 07/25/2022, Series G92-35, Class E(6)	0	0
7.50%, 09/25/2022, Series G92-54, Class ZQ(6)	0	0
7.50%, 10/25/2022, Series 1992-188, Class PZ(6)	0	0
7.50%, 03/25/2023, Series 1993-25, Class J	1	1
7.50%, 04/18/2027, Series 1997-27, Class J	3	3
7.50%, 04/20/2027, Series 1997-29, Class J	3	4
7.50%, 05/20/2027, Series 1997-39, Class PD	11	12
7.50%, 12/18/2029, Series 1999-62, Class PB	4	4
7.50%, 02/25/2030, Series 2000-2, Class ZE	22	24
7.59% (1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023, Series 1999-38, Class SK(3)(5)(6)(11)	0	—
7.69% (1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028, Series 1998-66, Class SB(3)(5)(6)	0	0
7.70%, 03/25/2023, Series 1993-21, Class KA(6)	0	0
7.75%, 09/25/2022, Series 1992-163, Class M(6)	0	0
7.90%, 01/25/2023, Series G93-1, Class KA(6)	0	0
8.00%, 07/25/2022, Series 1992-117, Class MA(6)	0	0
8.00%, 09/25/2022, Series 1992-150, Class M(6)	0	0
8.50%, 01/25/2025, Series 1995-2, Class Z	1	1
8.50%, 01/25/2031, Series 2000-52, Class IO(6)	1	0
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(3)(5)	10	12
8.64% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(3)(5)(6)	5	0
8.76% (10 year CMT Index + 10.75%, 10.00% Cap), 08/25/2023, Series 1996-14, Class SE(3)(5)(6)	4	0
8.80%, 01/25/2025, Series G95-1, Class C	2	2
9.35% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(3)(5)	9	9
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(3)(5)(6)	0	0
10.50% (1 Year LIBOR USD + 63.39%, 10.50% Cap), 10/25/2023, Series 1993-179, Class SC(3)(5)(6)	0	0
10.84% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(3)(5)	1	2
11.74% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(3)(5)	10	11
11.75% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(3)(5)	121	139
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023, Series 1993-165, Class SK(3)(5)(6)	0	0
12.73% (1 Year LIBOR USD + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023, Series 1993-247, Class SU(3)(5)(6)	0	0
13.09% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(3)(5)	16	17
13.17% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(3)(5)	12	13
13.29% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033, Series 2004-4, Class QM(3)(5)	3	3
13.33% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(3)(5)	8	9
13.65% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(3)(5)	5	6
14.38% (1 Year LIBOR USD + 14.86%, 14.86% Cap), 09/25/2023, Series 1993-165, Class SD(3)(5)(6)	0	0
14.56% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(3)(5)	9	11
15.01% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(3)(5)	6	8
15.24% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(3)(5)	7	8
15.29% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034, Series 2003-131, Class SK(3)(5)	3	3
15.36% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(3)(5)	17	19
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023, Series 1993-27, Class SA(3)(5)(6)	0	0

15.56% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(3)(5)	19	22
15.73% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(3)(5)	16	18
15.73% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(3)(5)	19	23
15.86% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(3)(5)	3	3
16.14% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(3)(5)	78	88
16.23% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(3)(5)	19	24
16.40% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(3)(5)	1	1
16.78% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(3)(5)	11	12
17.70% (7 year CMT Index + 22.30%, 21.83% Cap), 04/25/2023, Series 1998-43, Class SA(3)(5)(6)	0	0
18.27% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(3)(5)	25	30
18.27% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(3)(5)	56	70
18.76% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(3)(5)	42	46
18.87% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(3)(5)	29	32
19.33% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(3)(5)	18	21
20.01% (1 Year LIBOR USD + 20.53%, 20.53% Cap), 04/25/2023, Series 1993-62, Class SA(3)(5)(6)	0	0
21.14% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(3)(5)	23	29
21.58% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(3)(5)	7	9
22.10% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023, Series 1999-52, Class NS(3)(5)(6)	0	0
22.17% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(3)(5)	12	15
22.34% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(3)(5)	34	45
22.37% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(3)(5)	4	5
22.53% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(3)(5)	3	4
22.89% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(3)(5)	92	112
22.89% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(3)(5)	10	15
22.90% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023, Series 2002-1, Class UD(3)(5)	1	1
22.90% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(3)(5)	13	15
23.08% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(3)(5)	10	11
23.22% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(3)(5)	18	23
23.70% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(3)(5)	3	3
24.37% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(3)(5)	13	17
24.73% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(3)(5)	2	3
26.97% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(3)(5)	12	14
28.10% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(3)(5)	11	14
28.77% (1 Year LIBOR USD + 29.75%, 29.75% Cap), 10/25/2023, Series 1993-179, Class SB(3)(5)(6)	0	0
30.02% (1 Year LIBOR USD + 31.01%, 31.01% Cap), 12/25/2023, Series 1993-247, Class SA(3)(5)	1	1
30.97% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(3)(5)	6	7
36.26% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(3)(5)	8	21
37.16% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(3)(5)	8	13
1184.78%, 07/25/2022, Series G92-35, Class G(6)	0	0
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	39	42
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	67	73
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	242	251
6.50%, 09/25/2042, Series 2003-W6, Class 3A	87	94
Fannie Mae Trust 2003-W8
0.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(3)	21	21
7.00%, 10/25/2042, Series 2003-W8, Class 2A	94	102
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	154	169
Fannie Mae Trust 2004-W15
0.71% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(3)	79	79
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	28	31

Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	26	28
Fannie Mae Trust 2005-W3
0.68% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(3)	678	676
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	39	41
Fannie Mae Trust 2006-W2
0.68% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(3)	300	300
2.31%, 11/25/2045, Series 2006-W2, Class 2A(4)	99	103
Fannie Mae Whole Loan
0.72% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(3)	708	703
Fannie Mae-Aces
0.67%, 10/25/2030, Series 2020-M50, Class A1	2,218	2,065
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	21,740	19,910
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	4,786	4,473
1.06% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2022, Series 2015-M17, Class FA(3)	176	176
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,055	969
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	2,477	2,325
1.76%, 11/25/2031, Series 2022-M3, Class A2(4)	13,600	12,245
1.90%, 10/25/2030, Series 2020-M50, Class X1(4)	17,018	1,663
1.97%, 11/25/2033, Series 2021-M3, Class X1(4)	28,662	3,443
1.99%, 12/25/2029, Series 2019-M30, Class 2A1	15,036	14,665
1.99%, 11/25/2028, Series 2020-M38, Class X2(4)	12,107	1,290
2.01%, 07/25/2030, Series 2020-M39, Class X1(4)	108,887	12,670
2.28%, 12/27/2022, Series 2013-M7, Class A2	405	405
2.39%, 01/25/2023, Series 2013-M9, Class A2(4)	396	396
2.49%, 12/25/2026, Series 2017-M3, Class A2(4)	1,251	1,239
2.53%, 09/25/2024, Series 2015-M1, Class A2	1,102	1,095
2.57%, 12/25/2026, Series 2017-M4, Class A2(4)	7,562	7,501
2.59%, 12/25/2024, Series 2015-M7, Class A2	1,140	1,135
2.90%, 01/25/2025, Series 2015-M8, Class A2(4)	1,961	1,955
2.96%, 02/25/2027, Series 2017-M7, Class A2(4)	3,483	3,475
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,200	2,217
3.02%, 08/25/2024, Series 2014-M13, Class A2(4)	823	824
3.06%, 03/25/2028, Series 2018-M4, Class A2(4)	3,601	3,693
3.06%, 05/25/2027, Series 2017-M8, Class A2(4)	4,956	5,022
3.07%, 06/25/2027, Series 2017-M12, Class A2(4)	4,513	4,581
3.08%, 02/25/2030, Series 2018-M3, Class A2(4)	2,791	2,850
3.09%, 04/25/2027, Series 2015-M10, Class A2(4)	6,478	6,548
3.12%, 04/25/2029, Series 2017-M5, Class A2(4)	4,233	4,307
3.32%, 06/25/2028, Series 2018-M8, Class A2(4)	4,735	4,884
3.36%, 07/25/2028, Series 2018-M10, Class A1(4)	2,094	2,130
3.36%, 07/25/2028, Series 2018-M10, Class A2(4)	6,977	7,225
3.50%, 01/25/2024, Series 2014-M3, Class A2(4)	4,471	4,509
3.51%, 12/25/2023, Series 2014-M2, Class A2(4)	1,199	1,218
3.55%, 09/25/2028, Series 2019-M1, Class A2(4)	7,310	7,657
3.64%, 08/25/2030, Series 2018-M12, Class A2(4)	5,611	5,895
FHLMC-Ginnie Mae
6.25%, 11/25/2023, Series 24, Class ZE	1	1
7.00%, 03/25/2023, Series 8, Class ZA(6)	0	0
7.50%, 04/25/2024, Series 29, Class L	8	8
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	58	38
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 05/25/2022, Series 2006-FA6, Class 3A1	1	1
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037, Series 2006-FA8, Class 2A1(11)	4	–
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.19% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(3)(5)	589	95
FMC GMSR Issuer Trust
3.65%, 02/25/2024, Series 2021-SAT1, Class A(1)(4)	16,715	16,715
4.45%, 01/25/2026, Series 2020-GT1, Class A(1)(4)	9,700	9,350
Freddie Mac Gold Pool
2.00%, 01/01/2032	2,967	2,895
2.50%, 06/01/2028	390	387
2.50%, 03/01/2030	752	746
2.50%, 07/01/2030	1,855	1,839
2.50%, 07/01/2031	1,651	1,636
2.50%, 08/01/2031	849	842
2.50%, 11/01/2046	1,405	1,349
3.00%, 07/01/2028	721	729
3.00%, 08/01/2028	441	446
3.00%, 09/01/2028	1,454	1,471
3.00%, 10/01/2028	586	592
3.00%, 05/01/2029	561	566
3.00%, 09/01/2031	645	651
3.00%, 02/01/2032	3,250	3,286
3.00%, 07/01/2035	4,004	3,974
3.00%, 09/01/2036	1,560	1,558

3.00%, 08/01/2042	794	794
3.00%, 10/01/2042	2,104	2,104
3.00%, 11/01/2042	3,680	3,679
3.00%, 02/01/2043	182	182
3.00%, 03/01/2043	1,242	1,241
3.00%, 03/01/2043	2,485	2,484
3.00%, 04/01/2043	45	45
3.00%, 04/01/2043	7,322	7,317
3.00%, 06/01/2043	19	19
3.00%, 07/01/2043	14	14
3.00%, 07/01/2043	155	153
3.00%, 08/01/2043	288	288
3.00%, 08/01/2043	3,298	3,294
3.00%, 05/01/2045	463	459
3.00%, 05/01/2045	1,530	1,522
3.00%, 06/01/2045	310	309
3.00%, 10/01/2045	2,338	2,335
3.00%, 10/01/2046	3,875	3,853
3.00%, 10/01/2046	11,986	11,924
3.00%, 01/01/2047	959	952
3.00%, 02/01/2047	5,384	5,347
3.00%, 03/01/2047	692	687
3.00%, 05/01/2047	8,515	8,469
3.50%, 01/01/2032	261	265
3.50%, 03/01/2032	101	102
3.50%, 02/01/2033	126	128
3.50%, 05/01/2033	127	129
3.50%, 05/01/2033	417	423
3.50%, 01/01/2034	3,630	3,678
3.50%, 04/01/2037	4,021	4,074
3.50%, 11/01/2037	1,103	1,118
3.50%, 05/01/2042	397	404
3.50%, 06/01/2042	173	177
3.50%, 06/01/2042	1,217	1,244
3.50%, 08/01/2042	307	312
3.50%, 09/01/2042	1,569	1,601
3.50%, 09/01/2042	2,286	2,330
3.50%, 10/01/2042	1,187	1,210
3.50%, 10/01/2042	6,157	6,286
3.50%, 11/01/2042	84	85
3.50%, 11/01/2042	523	534
3.50%, 11/01/2042	1,344	1,369
3.50%, 12/01/2042	1,472	1,503
3.50%, 01/01/2043	3,735	3,813
3.50%, 03/01/2043	333	339
3.50%, 05/01/2043	161	165
3.50%, 06/01/2043	362	369
3.50%, 06/01/2043	719	734
3.50%, 07/01/2043	251	256
3.50%, 10/01/2043	107	109
3.50%, 05/01/2044	8,633	8,813
3.50%, 01/01/2045	6,899	7,042
3.50%, 06/01/2045	695	709
3.50%, 12/01/2045	1,740	1,769
3.50%, 01/01/2046	4,029	4,107
3.50%, 05/01/2046	1,049	1,070
3.50%, 07/01/2046	1,752	1,779
3.50%, 08/01/2046	3,862	3,937
3.50%, 08/01/2046	4,239	4,326
3.50%, 12/01/2046	3,524	3,580
3.50%, 01/01/2047	1,370	1,393
3.50%, 10/01/2047	3,117	3,159
4.00%, 09/01/2040	270	283
4.00%, 11/01/2040	16	17
4.00%, 11/01/2040	713	746
4.00%, 12/01/2040	217	228
4.00%, 12/01/2040	434	455
4.00%, 12/01/2040	519	543
4.00%, 12/01/2040	539	565
4.00%, 12/01/2040	590	617
4.00%, 01/01/2041	472	492
4.00%, 10/01/2041	1,886	1,970
4.00%, 11/01/2041	5	5
4.00%, 01/01/2042	87	91
4.00%, 05/01/2042	7	7
4.00%, 06/01/2042	892	931
4.00%, 10/01/2042	40	41
4.00%, 01/01/2043	133	139
4.00%, 09/01/2043	16	17
4.00%, 09/01/2043	3,327	3,482
4.00%, 11/01/2043	33	35

4.00%, 11/01/2043	64	67
4.00%, 12/01/2043	96	101
4.00%, 12/01/2043	163	166
4.00%, 12/01/2043	613	641
4.00%, 01/01/2044	68	70
4.00%, 01/01/2044	197	206
4.00%, 03/01/2044	1,031	1,076
4.00%, 10/01/2044	3,213	3,355
4.00%, 01/01/2045	162	169
4.00%, 10/01/2045	213	222
4.00%, 10/01/2045	3,095	3,225
4.00%, 11/01/2045	4,454	4,639
4.00%, 01/01/2046	2,186	2,283
4.00%, 05/01/2046	111	115
4.00%, 06/01/2046	4,577	4,773
4.00%, 08/01/2046	1,065	1,108
4.00%, 01/01/2047	6,763	7,062
4.00%, 04/01/2047	218	227
4.00%, 06/01/2047	1,663	1,720
4.00%, 09/01/2047	3,428	3,556
4.50%, 11/01/2035	7	8
4.50%, 07/01/2039	99	105
4.50%, 10/01/2039	699	745
4.50%, 11/01/2039	786	838
4.50%, 11/01/2039	1,089	1,160
4.50%, 05/01/2040	399	425
4.50%, 08/01/2040	163	173
4.50%, 09/01/2040	134	142
4.50%, 09/01/2040	493	525
4.50%, 03/01/2041	104	110
4.50%, 05/01/2041	938	998
4.50%, 08/01/2041	258	275
4.50%, 12/01/2043	3,283	3,493
4.50%, 03/01/2044	241	256
4.50%, 05/01/2044	352	375
4.50%, 07/01/2044	23	24
4.50%, 07/01/2044	132	140
4.50%, 09/01/2044	773	819
4.50%, 09/01/2046	1,506	1,583
4.50%, 10/01/2046	1,390	1,467
4.50%, 11/01/2046	5,839	6,212
4.50%, 07/01/2047	594	623
4.50%, 07/01/2047	750	789
4.50%, 11/01/2047	434	454
5.00%, 01/01/2034	15	16
5.00%, 06/01/2034	48	51
5.00%, 09/01/2034	54	59
5.00%, 03/01/2035	15	16
5.00%, 08/01/2035	629	681
5.00%, 03/01/2036	1,367	1,479
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	36	39
5.00%, 03/01/2037	84	90
5.00%, 06/01/2037	107	116
5.00%, 08/01/2037	108	117
5.00%, 02/01/2038	136	147
5.00%, 03/01/2038	37	40
5.00%, 03/01/2038	122	132
5.00%, 03/01/2038	139	151
5.00%, 03/01/2038	150	162
5.00%, 04/01/2038	83	90
5.00%, 09/01/2038	16	18
5.00%, 09/01/2038	95	103
5.00%, 11/01/2038	1	1
5.00%, 11/01/2038	32	35
5.00%, 12/01/2038(6)	0	0
5.00%, 12/01/2038	114	124
5.00%, 02/01/2039	227	245
5.00%, 05/01/2039	5	6
5.00%, 10/01/2039	263	285
5.00%, 01/01/2040	61	66
5.00%, 03/01/2040	105	113
5.00%, 03/01/2040	1,000	1,077
5.00%, 08/01/2040	147	159
5.00%, 04/01/2041	539	584
5.00%, 06/01/2041	238	258
5.00%, 12/01/2047	1,848	1,949
5.00%, 02/01/2048	784	833
5.50%, 02/01/2024(6)	0	0
5.50%, 01/01/2033	19	20
5.50%, 10/01/2033	22	24

5.50%, 07/01/2035	50	55
5.50%, 01/01/2036	10	11
5.50%, 12/01/2036	19	21
5.50%, 05/01/2038	28	31
5.50%, 08/01/2038	39	42
5.50%, 01/01/2039	1,541	1,688
5.50%, 03/01/2040	14	15
5.50%, 05/01/2040	994	1,096
5.50%, 08/01/2040	408	450
6.00%, 10/01/2029	5	6
6.00%, 12/01/2033	10	11
6.00%, 01/01/2034	5	5
6.00%, 01/01/2034	18	20
6.00%, 11/01/2036	7	7
6.00%, 12/01/2036	4	4
6.00%, 12/01/2036	9	10
6.50%, 01/01/2028	15	15
6.50%, 06/01/2029	7	7
6.50%, 08/01/2029	61	65
6.50%, 11/01/2034	5	6
6.50%, 01/01/2035	59	64
6.50%, 12/01/2035	11	11
6.50%, 12/01/2035	37	40
6.50%, 11/01/2036	10	12
6.50%, 11/01/2036	91	101
6.50%, 11/01/2036	102	110
6.50%, 12/01/2036	68	76
6.50%, 12/01/2036	158	177
6.50%, 01/01/2037	6	6
6.50%, 01/01/2037	9	9
6.50%, 02/01/2037	8	8
6.50%, 06/01/2037	5	5
6.50%, 11/01/2037	31	35
6.50%, 03/01/2038	31	34
7.00%, 04/01/2026(6)	0	0
7.00%, 12/01/2028	17	18
7.00%, 07/01/2029	1	1
7.00%, 01/01/2031	19	21
7.00%, 07/01/2032	3	3
7.00%, 08/01/2032	3	4
7.00%, 02/01/2037	5	5
7.50%, 08/01/2025(6)	0	0
7.50%, 01/01/2032	43	47
7.50%, 12/01/2036	141	151
7.50%, 01/01/2038	23	26
7.50%, 01/01/2038	43	47
7.50%, 09/01/2038	16	17
8.00%, 08/01/2024(6)	0	0
8.00%, 11/01/2024(6)	0	0
8.50%, 07/01/2028	1	1
10.00%, 10/01/2030	3	3
Freddie Mac Multifamily Structured Pass-Through Certificates
0.72%, 12/25/2030, Series K124, Class X1(4)	40,643	2,113
0.78%, 10/25/2022, Series K025, Class X1(4)	19,689	58
1.21%, 10/25/2030, Series K120, Class XAM(4)	31,375	2,790
1.35%, 03/25/2026, Series K055, Class X1(4)	26,516	1,187
1.35%, 01/25/2030, Series K106, Class X1(4)	134,600	11,847
1.51%, 05/25/2022, Series K020, Class X1(4)(6)	5,699	0
1.57%, 05/25/2030, Series K111, Class X1(4)	28,112	2,939
1.64%, 01/25/2030, Series K107, Class A2	1,890	1,736
2.31%, 12/25/2022, Series KJ07, Class A2	2,063	2,066
2.36%, 08/25/2022, Series KJ08, Class A2	290	290
2.52%, 01/25/2023, Series KS01, Class A2	697	699
2.57%, 07/25/2026, Series K057, Class A2	10,075	9,995
2.77%, 05/25/2025, Series KPLB, Class A	4,250	4,245
2.81%, 09/25/2024, Series KJ14, Class A2	4,890	4,899
2.84%, 09/25/2022, Series KJ09, Class A2	294	295
2.86%, 08/25/2022, Series KJ13, Class A2	1,018	1,021
2.97%, 04/25/2028, Series W5FX, Class AFX(4)	3,315	3,379
3.04%, 07/25/2024, Series K727, Class AM	10,000	10,058
3.08%, 01/25/2031, Series K152, Class A2	4,126	4,193
3.10%, 02/25/2024, Series K725, Class AM(4)	11,250	11,316
3.12%, 06/25/2027, Series K066, Class A2	4,263	4,330
3.19%, 09/25/2027, Series K069, Class A2(4)	11,650	11,873
3.19%, 07/25/2027, Series K067, Class A2	9,215	9,394
3.22%, 03/25/2027, Series K064, Class A2	14,175	14,449
3.24%, 04/25/2027, Series K065, Class A2	7,030	7,177
3.24%, 08/25/2027, Series K068, Class A2	2,846	2,909
3.30%, 11/25/2027, Series K070, Class A2(4)	4,589	4,708
3.33%, 05/25/2027, Series K065, Class AM	1,779	1,816
3.35%, 11/25/2026, Series K061, Class A2(4)	14,450	14,834

3.39%, 03/25/2024, Series K038, Class A2	4,286	4,341
3.49%, 01/25/2024, Series K037, Class A2	5,000	5,066
3.51%, 03/25/2029, Series K091, Class A2	2,527	2,630
3.76%, 01/25/2029, Series K088, Class AM(4)	11,600	12,151
3.85%, 06/25/2028, Series K078, Class A2	7,875	8,314
3.90%, 10/25/2033, Series K158, Class A3(4)	6,500	6,882
3.99%, 05/25/2033, Series K157, Class A2(4)	16,700	18,006
Freddie Mac Multifamily WI Certificates Series WI-K138
1.89%, 03/25/2032, Series K138, Class AM	4,300	3,909
Freddie Mac Multifamily WI Certificates Series WI-K142
2.40%, 05/25/2032, Series K142, Class A2	13,700	13,061
Freddie Mac Non Gold Pool
1.72% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 11.76% Cap), 05/01/2037(3)	46	47
1.79% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(3)	6	6
1.83% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.49% Cap), 12/01/2036(3)	62	63
1.85% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(3)	13	13
1.88% (6 Month LIBOR USD + 1.74%, 1.74% Floor, 13.12% Cap), 10/01/2036(3)	61	64
1.89% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.89% Cap), 11/01/2036(3)	34	35
1.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(3)	5	5
1.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 12.00% Cap), 12/01/2036(3)	110	114
1.94% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(3)	4	4
1.95% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.39% Cap), 10/01/2036(3)	28	28
1.97% (1 Year LIBOR USD + 1.70%, 1.69% Floor, 10.07% Cap), 02/01/2036(3)	7	8
1.97% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(3)	11	11
2.00% (6 Month LIBOR USD + 1.62%, 1.62% Floor, 12.64% Cap), 08/01/2036(3)	43	44
2.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.45% Cap), 09/01/2036(3)	28	29
2.00% (6 Month LIBOR USD + 1.78%, 1.78% Floor, 12.52% Cap), 07/01/2036(3)	26	27
2.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(3)	5	5
2.01% (6 Month LIBOR USD + 1.88%, 1.88% Floor, 12.42% Cap), 10/01/2036(3)	22	23
2.01% (1 Year LIBOR USD + 1.76%, 1.74% Floor, 11.42% Cap), 11/01/2036(3)	24	24
2.04% (6 Month LIBOR USD + 1.74%, 1.74% Floor, 12.82% Cap), 08/01/2036(3)	26	27
2.05% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.13% Cap), 04/01/2034(3)	9	9
2.08% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(3)	8	9
2.11% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 9.14% Cap), 07/01/2040(3)	20	20
2.12% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(3)	3	3
2.13% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(3)	2	2
2.14% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.06% Cap), 05/01/2037(3)	11	11
2.14% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.42% Cap), 05/01/2037(3)	41	41
2.16% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 10.73% Cap), 01/01/2037(3)	18	18
2.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(3)	2	2
2.17% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 11.12% Cap), 12/01/2036(3)	41	42
2.18% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.12% Cap), 09/01/2036(3)	67	70
2.19% (6 Month LIBOR USD + 1.91%, 1.91% Floor, 12.21% Cap), 03/01/2037(3)	46	47
2.22% (1 Year LIBOR USD + 1.89%, 1.89% Floor, 10.73% Cap), 05/01/2038(3)	8	8
2.23% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.96% Cap), 06/01/2036(3)	79	84
2.24% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.24% Cap), 01/01/2027(3)	2	2
2.25% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 11.05% Cap), 05/01/2037(3)	2	2
2.26% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.90% Cap), 07/01/2036(3)	12	13
2.27% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(3)	56	56
2.31% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.39% Cap), 11/01/2036(3)	60	63
2.33% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.33% Cap), 07/01/2036(3)	20	21
2.33% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037(3)	15	15
2.35% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.72% Cap), 11/01/2036(3)	18	18
2.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(3)	13	13
2.36% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.05% Cap), 02/01/2036(3)	27	28
2.36% (1 Year LIBOR USD + 2.05%, 2.05% Floor, 11.05% Cap), 04/01/2038(3)	26	28
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(3)	41	43
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.94% Cap), 01/01/2035(3)	20	21
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.08% Cap), 01/01/2035(3)	69	72
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.64% Cap), 05/01/2036(3)	15	16
2.38% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 11.20% Cap), 12/01/2036(3)	2	2
2.38% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(3)	25	25
2.38% (1 Year CMT Index + 2.26%, 2.26% Floor, 11.72% Cap), 04/01/2030(3)	1	1
2.39% (6 Month LIBOR USD + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(3)	13	13
2.40% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(3)	26	26
2.41% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.27% Cap), 05/01/2033(3)	57	59
2.43% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.04% Cap), 05/01/2037(3)	28	29
2.45% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(3)	22	22
2.46% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.62% Cap), 09/01/2034(3)	57	60
2.47% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.13% Cap), 09/01/2032(3)	2	2
2.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.29% Cap), 10/01/2036(3)	21	22
2.54% (1 Year LIBOR USD + 2.08%, 2.06% Floor, 10.94% Cap), 05/01/2037(3)	37	37
2.54% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.75% Cap), 03/01/2036(3)	42	43
2.62% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 10.91% Cap), 05/01/2036(3)	6	6
2.73% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.93% Cap), 03/01/2036(3)	20	21
2.74% (1 Year LIBOR USD + 2.38%, 2.38% Floor, 12.01% Cap), 03/01/2037(3)	3	3
Freddie Mac Pool
1.50%, 11/01/2050	8,221	7,348
2.00%, 06/01/2040	1,605	1,506
2.00%, 12/01/2041	10,562	9,997
2.00%, 09/01/2050	4,246	3,954

2.00%, 09/01/2050	5,955	5,547
2.00%, 10/01/2050	4,438	4,133
2.00%, 11/01/2050	2,053	1,912
2.00%, 12/01/2050	1,720	1,602
2.00%, 03/01/2051	2,343	2,181
2.00%, 04/01/2051	3,887	3,616
2.00%, 04/01/2051	4,191	3,894
2.00%, 05/01/2051	1,006	935
2.00%, 05/01/2051	9,092	8,467
2.00%, 06/01/2051	362	337
2.00%, 08/01/2051	3,940	3,664
2.00%, 08/01/2051	5,895	5,480
2.00%, 10/01/2051	2,490	2,314
2.00%, 11/01/2051	2,878	2,675
2.00%, 11/01/2051	15,311	14,229
2.00%, 01/01/2052	630	586
2.00%, 02/01/2052	1,994	1,853
2.00%, 02/01/2052	20,579	19,133
2.50%, 04/01/2042	9,049	8,727
2.50%, 07/01/2050	1,479	1,405
2.50%, 08/01/2050	1,287	1,239
2.50%, 09/01/2050	893	854
2.50%, 10/01/2050	7,508	7,178
2.50%, 10/01/2050	26,960	25,837
2.50%, 11/01/2050	2,392	2,287
2.50%, 02/01/2051	13,746	13,194
2.50%, 02/01/2051	14,074	13,509
2.50%, 03/01/2051	751	721
2.50%, 04/01/2051	26,828	25,642
2.50%, 06/01/2051	1,506	1,441
2.50%, 08/01/2051	9,373	8,956
2.50%, 11/01/2051	11,996	11,490
2.50%, 11/01/2051	14,447	13,867
2.50%, 11/01/2051	18,857	18,020
2.50%, 02/01/2052	3,608	3,448
2.50%, 02/01/2052	5,321	5,084
2.50%, 02/01/2052	7,495	7,161
3.00%, 01/01/2046	9,106	9,094
3.00%, 08/01/2048	2,495	2,464
3.00%, 10/01/2049	1,617	1,590
3.00%, 11/01/2049	1,196	1,176
3.00%, 12/01/2049	546	537
3.00%, 01/01/2050	1,728	1,698
3.00%, 01/01/2050	2,070	2,034
3.00%, 01/01/2050	2,571	2,527
3.00%, 02/01/2050	9,182	9,026
3.00%, 02/01/2050	12,001	11,786
3.00%, 04/01/2050	1,011	994
3.00%, 06/01/2050	672	659
3.00%, 06/01/2050	9,849	9,698
3.00%, 07/01/2050	6,002	5,897
3.00%, 09/01/2050	56	55
3.00%, 09/01/2050	1,289	1,268
3.00%, 03/01/2051	2,513	2,466
3.00%, 04/01/2051	14,246	13,956
3.00%, 02/01/2052	10,691	10,467
3.50%, 08/01/2035	4,579	4,636
3.50%, 02/01/2042	978	998
3.50%, 08/01/2044	2,466	2,515
3.50%, 08/01/2046	259	264
3.50%, 10/01/2047	225	229
3.50%, 03/01/2048	4,923	4,991
3.50%, 10/01/2049	1,445	1,454
4.00%, 02/01/2046	4,836	5,055
4.00%, 04/01/2047	333	345
4.00%, 05/01/2047	1,997	2,080
4.00%, 01/01/2048	105	108
4.00%, 06/01/2048	101	105
4.00%, 01/01/2049	3,741	3,831
4.00%, 07/01/2049	9,603	9,964
4.00%, 05/01/2050	478	489
4.00%, 02/01/2051	4,139	4,259
4.50%, 06/01/2048	3,593	3,770
4.50%, 12/01/2048	4,214	4,375
4.50%, 04/01/2049	533	559
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	177	196
6.00%, 05/15/2036, Series R007, Class ZA	230	252
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1700, Class GA(6)	0	0
0.00%, 02/15/2024, Series 1865, Class D	2	2

0.00%, 05/15/2024, Series 2306, Class K	1	1
0.00%, 09/15/2032, Series 3393, Class JO	634	563
0.00%, 12/15/2032, Series 2835, Class QO	11	10
0.00%, 07/15/2034, Series 3611, Class PO	63	57
0.00%, 02/15/2035, Series 2990, Class GO	20	18
0.00%, 04/15/2035, Series 3077, Class TO	18	17
0.00%, 08/15/2035, Series 3014, Class OD	5	4
0.00%, 09/15/2035, Series 3029, Class SO	14	13
0.00%, 02/15/2036, Series 3117, Class OG	12	11
0.00%, 02/15/2036, Series 3117, Class OK	15	13
0.00%, 02/15/2036, Series 3117, Class EO	17	15
0.00%, 02/15/2036, Series 3117, Class AO	38	35
0.00%, 03/15/2036, Series 3134, Class PO	4	4
0.00%, 03/15/2036, Series 3122, Class OP	22	20
0.00%, 03/15/2036, Series 3122, Class OH	23	21
0.00%, 04/15/2036, Series 3138, Class PO	20	17
0.00%, 04/15/2036, Series 3607, Class AO	39	34
0.00%, 04/15/2036, Series 3147, Class PO	44	41
0.00%, 04/15/2036, Series 3607, Class BO	72	64
0.00%, 05/15/2036, Series 3233, Class OP	5	5
0.00%, 05/15/2036, Series 3149, Class SO	11	10
0.00%, 05/15/2036, Series 3151, Class PO	26	23
0.00%, 05/15/2036, Series 3153, Class EO	31	27
0.00%, 06/15/2036, Series 3171, Class MO	49	46
0.00%, 07/15/2036, Series 3179, Class OA	13	11
0.00%, 08/15/2036, Series 3200, Class PO	21	19
0.00%, 09/15/2036, Series 3218, Class AO	10	8
0.00%, 09/15/2036, Series 3213, Class OA	12	10
0.00%, 10/15/2036, Series 3225, Class EO	26	23
0.00%, 12/15/2036, Series 3256, Class PO	13	12
0.00%, 01/15/2037, Series 3261, Class OA	14	12
0.00%, 02/15/2037, Series 3274, Class JO	4	3
0.00%, 02/15/2037, Series 3510, Class OD	37	34
0.00%, 03/15/2037, Series 3286, Class PO	3	2
0.00%, 04/15/2037, Series 3373, Class TO	13	12
0.00%, 05/15/2037, Series 3318, Class AO	1	1
0.00%, 05/15/2037, Series 3316, Class PO	24	21
0.00%, 05/15/2037, Series 3607, Class PO	138	119
0.00%, 06/15/2037, Series 3326, Class JO	2	2
0.00%, 06/15/2037, Series 3331, Class PO	14	12
0.00%, 07/15/2037, Series 3607, Class OP	204	174
0.00%, 09/15/2037, Series 3365, Class PO	20	17
0.00%, 10/15/2039, Series 3607, Class TO	69	60
0.00%, 01/15/2040, Series 3621, Class BO	59	52
0.00%, 10/15/2049, Series 3582, Class PO	247	226
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(3)	366	366
0.70% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(3)	51	50
0.79% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024, Series 1699, Class FC(3)(6)	0	0
0.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(3)	32	32
0.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(3)	270	270
0.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(3)	325	325
0.84% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(3)	23	23
0.85% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(3)	1,087	1,091
0.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040, Series 3966, Class BF(3)	8	8
0.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(3)	457	459
0.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(3)	190	192
0.95% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(3)	360	362
0.95% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(3)	272	274
1.00% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(3)	7	7
1.00% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(3)	97	98
1.00% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(3)	9	10
1.08% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(3)	364	369
1.10% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(3)(6)	0	0
1.13% (10 year CMT Index + -0.70%, 10.00% Cap), 07/15/2023, Series 1541, Class O(3)	1	1
1.14% (10 year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(3)(6)	0	0
1.15% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(3)	25	26
1.20% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(3)	30	30
1.22% (ECOFIN + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023, Series 1470, Class F(3)(6)	0	0

1.30% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(3)	26	27
1.55% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022, Series 1370, Class JA(3)(6)	0	0
1.55% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023, Series 1498, Class I(3)	1	1
1.55%, 01/15/2040, Series 3802, Class LS(4)	356	14
1.60% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(3)	13	14
1.69%, 02/15/2039, Series 3546, Class A(4)	39	40
1.72% (ECOFIN + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023, Series 1570, Class F(3)(6)	0	0
2.00%, 11/25/2040, Series 5046, Class IO	3,500	329
2.00%, 10/25/2050, Series 5023, Class IO	5,289	656
2.62% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(3)	25	26
3.00%, 08/15/2033, Series 4238, Class WY	338	337
3.00%, 06/15/2043, Series 4217, Class KY	206	204
3.00%, 12/15/2047, Series 4740, Class P	1,278	1,247
3.00%, 07/25/2050, Series 5152, Class QI	17,000	2,267
3.00%, 10/25/2050, Series 5019, Class IP	2,324	364
3.00%, 01/25/2052, Series 5185, Class LI	7,000	1,015
3.50%, 01/15/2026, Series 3793, Class AB	592	602
3.50%, 01/15/2042, Series 3989, Class JW	1,596	1,602
3.50%, 02/15/2047, Series 4661, Class KZ	11,890	11,881
3.50%, 08/15/2047, Series 4710, Class KZ	15,722	15,719
3.50%, 11/15/2047, Series 4739, Class Z	1,822	1,818
3.50%, 12/15/2047, Series 4746, Class ZN	5,801	5,802
3.50%, 10/15/2053, Series 4821, Class MA	3,055	3,066
4.00%, 12/15/2024, Series 3614, Class QB	52	52
4.00%, 11/15/2041, Series 3957, Class B	180	186
4.00%, 12/15/2041, Series 3966, Class NA	160	167
4.50%, 06/15/2025, Series 3684, Class CY	178	183
4.50%, 07/15/2039, Series 3680, Class MA	64	65
4.50%, 12/15/2039, Series 3610, Class CA	1,784	1,870
4.50%, 05/15/2041, Series 3852, Class CE	459	483
4.50%, 09/15/2043, Series 4247, Class AY	1,000	1,118
4.58% (1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022, Series 1455, Class WB(3)(5)(6)	0	0
5.00%, 05/15/2023, Series 1798, Class F	2	2
5.00%, 11/15/2023, Series 2709, Class PG	35	35
5.00%, 12/15/2023, Series 2720, Class PC	3	3
5.00%, 12/15/2024, Series 2903, Class Z	12	13
5.00%, 04/15/2030, Series 3654, Class DC	702	734
5.00%, 07/15/2033, Series 2653, Class PZ	239	249
5.00%, 01/15/2034, Series 3920, Class LP	147	156
5.00%, 10/15/2039, Series 3795, Class EI	49	2
5.00%, 12/15/2040, Series 3770, Class ZB	752	804
5.00%, 05/15/2041, Series 3860, Class PZ	1,458	1,557
5.45% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(3)(5)	134	19
5.50%, 10/15/2022, Series 2512, Class PG	3	3
5.50%, 12/15/2022, Series 2535, Class BK(6)	0	0
5.50%, 03/15/2023, Series 2586, Class HD	16	16
5.50%, 04/15/2023, Series 2595, Class HC	19	20
5.50%, 11/15/2023, Series 2710, Class HB	6	6
5.50%, 02/15/2034, Series 2744, Class PE	1	1
5.50%, 08/15/2036, Series 3645, Class KZ	33	35
5.50%, 08/15/2036, Series 3200, Class AY	91	99
5.50%, 03/15/2038, Series 3423, Class PB	263	284
5.50%, 05/15/2038, Series 3453, Class B	11	12
5.50%, 01/15/2039, Series 3501, Class CB	102	110
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(3)(5)	99	102
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(3)(5)	255	262
5.60%, 06/15/2023, Series 2033, Class J	3	3
5.60% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(3)(5)	185	26
5.60% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(3)(5)	58	7
5.60% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(3)(5)	135	17
5.60% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(3)(5)	126	21
5.67%, 10/15/2038, Series 3895, Class WA(4)	54	58
5.70% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(3)(5)	9	1
5.74% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(3)(5)	21	3
5.80% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(3)(5)	75	9
5.85% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(3)(5)	60	8
5.90% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(3)(5)	65	4
6.00%, 11/15/2023, Series 1642, Class PJ	3	3
6.00%, 06/15/2024, Series 1737, Class L	4	4
6.00%, 05/15/2027, Series 1981, Class Z	7	7
6.00%, 07/15/2028, Series 2070, Class C	6	6
6.00%, 09/15/2028, Series 2086, Class GB	2	2
6.00%, 11/15/2028, Series 2095, Class PE	15	15
6.00%, 12/15/2028, Series 2106, Class ZD	30	32
6.00%, 01/15/2029, Series 2110, Class PG	38	41
6.00%, 02/15/2029, Series 2125, Class JZ	9	9
6.00%, 09/15/2032, Series 2500, Class MC	25	27
6.00%, 12/15/2032, Series 2544, Class HC	17	19

6.00%, 12/15/2032, Series 2543, Class YX	47	51
6.00%, 01/15/2033, Series 2552, Class ME	31	33
6.00%, 02/15/2033, Series 2567, Class QD	30	33
6.00%, 02/15/2033, Series 2575, Class ME	121	132
6.00%, 03/15/2033, Series 2596, Class QG	19	20
6.00%, 05/15/2034, Series 2802, Class OH	62	66
6.00%, 04/15/2035, Series 2968, Class EH	690	737
6.00%, 01/15/2036, Series 3101, Class UZ	73	80
6.00%, 03/15/2036, Series 3122, Class ZB	3	4
6.00%, 04/15/2036, Series 3219, Class DI	37	7
6.00%, 04/15/2036, Series 3137, Class XP	47	52
6.00%, 04/15/2036, Series 3819, Class ZQ	384	425
6.00%, 06/15/2036, Series 3164, Class MG	11	11
6.00%, 02/15/2037, Series 3274, Class B	30	32
6.00%, 04/15/2037, Series 3302, Class UT	37	40
6.00%, 05/15/2037, Series 3315, Class HZ	35	38
6.00%, 06/15/2038, Series 3461, Class LZ	8	9
6.00%, 06/15/2038, Series 3461, Class Z	217	235
6.02% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(3)(5)	150	21
6.05% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(3)(5)	40	6
6.05% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(3)(5)	92	15
6.20% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(3)(5)	31	4
6.25%, 10/15/2023, Series 1591, Class PV	1	1
6.25%, 08/15/2028, Series 2075, Class PM	18	20
6.25%, 02/15/2029, Series 2126, Class CB	39	42
6.25% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(3)(5)	308	49
6.30% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(3)(5)	31	5
6.38%, 02/15/2032, Series 2410, Class OE	7	7
6.40% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(3)(5)	91	17
6.50%, 09/15/2023, Series 1608, Class L	9	9
6.50%, 12/15/2023, Series 1983, Class Z	2	2
6.50%, 12/15/2023, Series 2283, Class K	2	2
6.50%, 03/15/2026, Series 1829, Class ZB	1	1
6.50%, 07/15/2026, Series 1863, Class Z	4	4
6.50%, 01/15/2027, Series 1927, Class ZA	5	5
6.50%, 12/15/2027, Series 2019, Class Z	5	5
6.50%, 06/15/2028, Series 2063, Class PG	8	8
6.50%, 08/15/2028, Series 2075, Class PH	17	18
6.50%, 05/15/2031, Series 2313, Class LA	3	3
6.50%, 08/15/2031, Series 2351, Class PZ	7	7
6.50%, 08/15/2031, Series 2345, Class NE	8	8
6.50%, 08/15/2031, Series 2344, Class ZJ	11	13
6.50%, 08/15/2031, Series 2344, Class ZD	94	102
6.50%, 10/15/2031, Series 2367, Class ME	10	11
6.50%, 01/15/2032, Series 2399, Class OH	12	13
6.50%, 01/15/2032, Series 2399, Class TH	15	17
6.50%, 02/15/2032, Series 2410, Class NG	17	18
6.50%, 02/15/2032, Series 2420, Class XK	21	23
6.50%, 03/15/2032, Series 2430, Class WF	24	27
6.50%, 03/15/2032, Series 2423, Class TB	29	31
6.50%, 04/15/2032, Series 2441, Class GF	6	6
6.50%, 04/15/2032, Series 2435, Class CJ	39	42
6.50%, 04/15/2032, Series 2434, Class ZA	49	52
6.50%, 05/15/2032, Series 2455, Class GK	19	20
6.50%, 06/15/2032, Series 2466, Class DH	7	8
6.50%, 06/15/2032, Series 2458, Class ZM	16	17
6.50%, 06/15/2032, Series 2466, Class PH	21	23
6.50%, 07/15/2032, Series 2474, Class NR	21	22
6.50%, 07/15/2032, Series 2484, Class LZ	26	28
6.50%, 03/15/2033, Series 2586, Class WI	12	2
6.50%, 07/15/2036, Series 3195, Class PD	40	43
6.50%, 07/15/2036, Series 3181, Class AZ	48	54
6.68% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(3)(5)(6)	0	0
6.70% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(3)(5)	7	1
7.00%, 05/15/2022, Series 1250, Class J(6)	0	0
7.00%, 04/15/2023, Series 1502, Class PX	2	2
7.00%, 05/15/2023, Series 1505, Class Q(6)	0	0
7.00%, 09/15/2023, Series 1573, Class PZ	2	2
7.00%, 01/15/2024, Series 1658, Class GZ	1	1
7.00%, 02/15/2024, Series 1671, Class L	1	1
7.00%, 03/15/2024, Series 1695, Class EB	1	1
7.00%, 03/15/2024, Series 1706, Class K	6	6
7.00%, 03/15/2028, Series 2038, Class PN	5	1
7.00%, 06/15/2028, Series 2064, Class TE	1	1
7.00%, 10/15/2028, Series 2089, Class PJ	7	1
7.00%, 04/15/2029, Series 2141, Class IO(6)	1	0
7.00%, 06/15/2029, Series 2169, Class TB	37	40
7.00%, 07/15/2029, Series 2172, Class QC	20	22
7.00%, 08/15/2029, Series 2176, Class OJ	10	11
7.00%, 01/15/2030, Series 2208, Class PG	18	20

7.00%, 10/15/2030, Series 2259, Class ZM	14	16
7.00%, 03/15/2031, Series 2296, Class PD	9	9
7.00%, 06/15/2031, Series 2325, Class PM	5	6
7.00%, 07/15/2031, Series 2332, Class ZH	16	18
7.00%, 03/15/2032, Series 2423, Class MC	15	17
7.00%, 03/15/2032, Series 2423, Class MT	19	21
7.00%, 04/15/2032, Series 2436, Class MC	9	9
7.00%, 04/15/2032, Series 2434, Class TC	33	36
7.00%, 05/15/2032, Series 2450, Class GZ	18	20
7.00%, 12/15/2036, Series 3704, Class CT	746	843
7.25%, 07/15/2027, Series 1970, Class PG(6)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	10	11
7.25%, 12/15/2030, Series 2271, Class PC	15	17
7.49%, 11/15/2046, Series 3688, Class GT(4)	382	426
7.50%, 08/15/2022, Series 1343, Class LB(6)	0	0
7.50%, 02/15/2023, Series 1466, Class PZ	2	2
7.50%, 04/15/2023, Series 1491, Class I(6)	0	0
7.50%, 04/15/2024, Series 1720, Class PL	3	3
7.50%, 08/15/2024, Series 1745, Class D	2	2
7.50%, 09/15/2026, Series 1890, Class H	1	1
7.50%, 01/15/2027, Series 1963, Class Z	3	4
7.50%, 01/15/2027, Series 1927, Class PH	9	10
7.50%, 09/15/2027, Series 1987, Class PE	3	4
7.50%, 03/15/2028, Series 2040, Class PE	14	15
7.50%, 05/15/2028, Series 2054, Class PV	6	6
7.50%, 06/15/2029, Series 2163, Class PC(6)	3	0
7.50%, 11/15/2029, Series 2196, Class TL(6)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	5	5
7.50%, 08/15/2030, Series 2247, Class Z	5	5
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	297	339
7.50%, 12/15/2036, Series 3704, Class ET	257	297
7.55% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(3)(5)	16	2
7.60% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032, Series 2475, Class S(3)(5)	39	6
7.60% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(3)(5)	10	1
7.65% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(3)(5)	316	331
8.00%, 08/15/2022, Series 1343, Class LA(6)	0	0
8.00%, 09/15/2026, Series 1899, Class ZE	4	4
8.00%, 11/15/2029, Series 2201, Class C	7	7
8.00%, 01/15/2030, Series 2209, Class TC	5	5
8.00%, 01/15/2030, Series 2210, Class Z	18	21
8.00%, 03/15/2030, Series 2224, Class CB	4	5
8.00%, 04/15/2030, Series 2230, Class Z	6	7
8.20% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023, Series 2638, Class DS(3)(5)	1	1
8.25% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(3)(5)	8	1
8.50%, 06/15/2031, Series 2359, Class ZB	16	18
8.51% (3 Month CMT Index + 8.90%, 8.90% Cap), 05/15/2023, Series 1518, Class G(3)(5)	1	1
8.61% (10 year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(3)(5)(6)	3	0
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(3)(5)	12	14
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(3)(5)	1	1
12.49% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(3)(5)	15	17
14.03% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033, Series 2671, Class S(3)(5)	12	14
14.12% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(3)(5)	41	50
15.31% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(3)(5)	19	22
15.63% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(3)(5)	6	7
15.88% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(3)(5)	2	2
16.18% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(3)(5)	188	227
16.46% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(3)(5)	7	9
16.53% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(3)(5)	1	1
17.65% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(3)(5)	15	18
18.47% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(3)(5)	21	27
18.57% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(3)(5)	14	16
18.68% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(3)(5)	20	27
18.81% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024, Series 1686, Class SH(3)(6)	0	0
22.13% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023, Series 1602, Class SA(3)(5)	1	1
23.04% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034, Series 2990, Class SL(3)(5)	10	11
23.11% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(3)(5)	4	5
26.28% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(3)(5)	7	7

26.42% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(3)(5)	27	31
26.60% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023, Series 1541, Class M(3)(5)(6)	0	0
29.55% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(3)(5)	1	1
30.43% (ECOFIN + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(3)(5)(6)	1	0
31.64% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025, Series 2967, Class S(3)(5)	4	5
32.79% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023, Series 2571, Class SK(3)(5)	1	1
Freddie Mac STACR REMIC Trust 2021-DNA3
2.20% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(3)	10,610	10,366
Freddie Mac STACR REMIC Trust 2021-DNA5
0.75% (30-day Average SOFR + 0.65%), 01/25/2034, Series 2021-DNA5, Class M1(1)(3)	654	653
1.75% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(3)	1,180	1,161
Freddie Mac STACR REMIC Trust 2021-HQA3
0.95% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(3)	27,340	26,670
Freddie Mac STACR REMIC Trust 2022-DNA1
1.10% (30-day Average SOFR + 1.00%), 01/25/2042, Series 2022-DNA1, Class M1A(1)(3)	7,570	7,436
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	30	28
0.00%, 09/15/2043, Series 310, Class PO	452	393
0.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(3)	513	524
0.95% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(3)	894	909
0.95% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(3)	459	470
3.00%, 08/15/2042, Series 267, Class 30	685	666
3.00%, 01/15/2043, Series 299, Class 300	150	147
3.00%, 12/15/2046, Series 365, Class C28	998	134
3.50%, 07/15/2042, Series 262, Class 35	2,669	2,714
5.00%, 09/15/2035, Series 233, Class 12	56	8
5.00%, 09/15/2035, Series 233, Class 11	65	13
5.00%, 09/15/2035, Series 233, Class 13	106	21
7.30% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036, Series 239, Class S30(3)(5)	201	51
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	15	12
0.00%, 09/25/2043, Series T-58, Class APO	16	13
0.00%, 10/25/2043, Series T-59, Class 1AP	19	12
1.34% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(3)	291	296
1.50%, 10/25/2037, Series T-76, Class 2A(4)	750	771
4.50%, 07/25/2033, Series T-48, Class 1A(4)	125	127
4.56%, 07/25/2032, Series T-41, Class 3A(4)	43	44
5.23%, 05/25/2043, Series T-56, Class A5	417	445
6.50%, 02/25/2043, Series T-54, Class 2A	191	217
7.00%, 02/25/2043, Series T-54, Class 3A	61	68
7.00%, 10/25/2043, Series T-59, Class 1A2	223	246
7.50%, 02/25/2042, Series T-42, Class A5	173	196
7.50%, 08/25/2042, Series T-51, Class 2A(4)	32	37
7.50%, 07/25/2043, Series T-57, Class 1A3	39	46
7.50%, 09/25/2043, Series T-58, Class 4A	226	247
FREMF 2013-K25 Mortgage Trust
3.62%, 11/25/2045, Series 2013-K25, Class C(1)(4)	2,000	2,008
FREMF 2013-K35 Mortgage Trust
3.93%, 12/25/2046, Series 2013-K35, Class C(1)(4)	2,951	2,973
FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047, Series 2014-K40, Class C(1)(4)	2,273	2,277
FREMF 2014-K41 Mortgage Trust
3.84%, 11/25/2047, Series 2014-K41, Class C(1)(4)	6,000	5,999
FREMF 2015-K44 Mortgage Trust
3.67%, 01/25/2048, Series 2015-K44, Class B(1)(4)	3,510	3,472
FREMF 2015-K45 Mortgage Trust
3.59%, 04/25/2048, Series 2015-K45, Class B(1)(4)	2,135	2,124
FREMF 2015-K49 Mortgage Trust
3.73%, 10/25/2048, Series 2015-K49, Class C(1)(4)	4,000	3,904
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048, Series 2015-K51, Class C(1)(4)	1,500	1,488
FREMF 2015-K720 Mortgage Trust
3.43%, 07/25/2022, Series 2015-K720, Class C(1)(4)	4,000	4,005
FREMF 2016-K52 Mortgage Trust
3.93%, 01/25/2049, Series 2016-K52, Class B(1)(4)	4,750	4,804
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049, Series 2016-K59, Class B(1)(4)	2,450	2,415
FREMF 2016-K722 Mortgage Trust
3.89%, 07/25/2049, Series 2016-K722, Class B(1)(4)	1,845	1,861
FREMF 2017-KGS1 Mortgage Trust
2.74% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL(1)(3)	4,905	4,884
FREMF 2019-K92 Mortgage Trust
4.19%, 05/25/2052, Series 2019-K92, Class B(1)(4)	6,020	6,141
Ginnie Mae
0.00%, 03/16/2033, Series 2003-24, Class PO	4	4

0.00%, 06/16/2033, Series 2003-52, Class AP	24	22
0.00%, 10/20/2033, Series 2003-90, Class PO	3	3
0.00%, 06/20/2034, Series 2004-46, Class PO	38	36
0.00%, 08/20/2035, Series 2010-14, Class CO	86	78
0.00%, 10/20/2035, Series 2005-82, Class PO	20	18
0.00%, 11/20/2035, Series 2010-14, Class BO	30	27
0.00%, 03/20/2036, Series 2006-16, Class OP	25	22
0.00%, 05/20/2036, Series 2006-22, Class AO	35	33
0.00%, 07/20/2036, Series 2006-34, Class PO	5	5
0.00%, 03/20/2037, Series 2007-57, Class PO	50	48
0.00%, 04/16/2037, Series 2007-17, Class JO	47	41
0.00%, 05/20/2037, Series 2007-28, Class BO	7	6
0.00%, 06/16/2037, Series 2007-36, Class HO	13	12
0.00%, 06/16/2037, Series 2007-35, Class PO	125	114
0.00%, 09/20/2037, Series 2008-20, Class PO	1	1
0.00%, 11/16/2037, Series 2009-79, Class OK	132	120
0.00%, 01/20/2038, Series 2008-1, Class PO	5	5
0.00%, 12/20/2040, Series 2010-157, Class OP	259	232
0.00% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(3)(5)	461	459
0.41% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(3)(6)	0	0
0.41% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(3)(6)	0	0
0.43% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(3)	484	482
0.45% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(3)	1,322	1,314
0.53% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(3)	149	148
0.54% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(3)	9	9
0.55% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(3)	2,486	2,474
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(3)	18	18
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(3)(6)	0	0
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(3)	913	910
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(3)	1,608	1,603
0.57% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(3)	1,112	1,108
0.58% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(3)	305	304
0.58% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(3)	156	155
0.58% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(3)	1,010	1,006
0.58% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(3)	1,940	1,934
0.58% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(3)	2,818	2,807
0.58% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(3)	412	411
0.59% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(3)	2,727	2,717
0.59% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(3)	5,200	5,181
0.59% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(3)	3,974	3,959
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(3)	1,148	1,145
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(3)	4	4
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(3)	1,598	1,593
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(3)	1,313	1,309
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(3)	1,541	1,536
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(3)	1,632	1,628
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(3)	4,375	4,361
0.62% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(3)	954	952
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(3)	2	2
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(3)	1	1
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(3)	4	4
0.67% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(3)	3,814	3,808
0.69% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(3)	9	9
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(3)	10	10
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(3)	2,253	2,252
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(3)	2,323	2,320

0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(3)	3,698	3,697
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(3)	1,178	1,177
0.73% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(3)	39	39
0.76% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(3)	13	13
0.76% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(3)	1,788	1,787
0.76% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(3)	3,422	3,421
0.76% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(3)	1,417	1,417
0.80% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(3)	2,153	2,157
0.81% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(3)	13	13
0.81% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(3)	584	585
1.27% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(3)	202	204
1.65%, 01/20/2063, Series 2013-H01, Class FA	5	4
1.65%, 02/20/2063, Series 2013-H04, Class BA	30	30
1.65%, 04/20/2063, Series 2013-H09, Class HA	9	9
1.68%, 06/20/2067, Series 2017-H14, Class XI(4)	9,642	595
1.73% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(3)	14,505	15,033
2.18%, 05/20/2067, Series 2017-H11, Class LI(4)	9,646	972
2.50%, 04/01/2052(10)	37,410	36,283
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	993
3.00%, 10/20/2045, Series 2015-144, Class HP	772	768
3.00%, 02/20/2047, Series 2018-7, Class GA	1,040	1,028
3.00%, 09/20/2047, Series 2017-139, Class BA	1,005	995
3.00%, 04/01/2052(10)	61,415	60,693
3.50%, 07/20/2046, Series 2018-160, Class PA	1,407	1,423
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,275
3.50%, 04/01/2052(10)	17,210	17,304
3.72%, 01/20/2042, Series 2012-141, Class WC(4)	180	183
4.00%, 06/01/2052(10)	16,510	16,709
4.01%, 09/16/2042, Series 2012-141, Class WB(4)	109	113
4.47%, 04/20/2043, Series 2013-91, Class WA(4)	160	164
4.50%, 06/01/2052(10)	7,510	7,700
4.53%, 11/16/2041, Series 2012-141, Class WA(4)	213	222
4.57%, 10/20/2041, Series 2014-188, Class W(4)	330	343
4.69%, 09/20/2041, Series 2013-26, Class AK(4)	176	187
4.69%, 10/20/2042, Series 2014-41, Class W(4)	619	650
4.77%, 03/20/2048, Series 2020-30, Class PT(4)	7,627	7,993
4.88%, 11/20/2042, Series 2013-54, Class WA(4)	127	135
5.13%, 06/20/2040, Series 2013-75, Class WA(4)	95	102
5.21%, 07/20/2060, Series 2010-H17, Class XQ(4)	5	5
5.25% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(3)(5)	125	10
5.38%, 01/20/2039, Series 2014-6, Class W(4)	393	423
5.45% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(3)(5)	113	10
5.50%, 01/16/2033, Series 2011-43, Class ZQ	210	215
5.50%, 04/20/2033, Series 2003-25, Class PZ	116	119
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,724	1,818
5.50%, 07/20/2035, Series 2005-56, Class IC	15	2
5.50%, 09/20/2035, Series 2005-72, Class AZ	82	87
5.50%, 10/16/2037, Series 2008-32, Class PI	35	1
5.50%, 02/20/2038, Series 2008-17, Class IO(6)	17	0
5.50%, 05/20/2039, Series 2009-33, Class CI	19	2
5.50%, 09/20/2039, Series 2009-75, Class MN	317	347
5.50%, 10/20/2039, Series 2009-87, Class BE	469	504
5.50% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(3)(5)	88	8
5.50% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(3)(5)	86	6
5.55%, 01/20/2038, Series 2015-137, Class WA(4)	387	423
5.55% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(3)(5)	83	6
5.55% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(3)(5)	688	68
5.55% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(3)(5)	32	2
5.55% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(3)(5)	68	4
5.56%, 10/20/2036, Series 2006-57, Class PZ	88	92
5.58%, 08/20/2038, Series 2012-59, Class WA(4)	145	155
5.59% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(3)(5)	54	3
5.60%, 07/20/2040, Series 2011-137, Class WA(4)	132	143
5.63% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(3)(5)(6)	130	0
5.63% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(3)(5)	118	12
5.64% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(3)(5)	230	29
5.65% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(3)(5)	225	21

5.67% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(3)(5)	47	1
5.67% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(3)(5)	120	12
5.69%, 08/20/2034, Series 2010-103, Class WA(4)	45	49
5.70% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(3)(5)	91	6
5.72% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(3)(5)	62	4
5.75%, 02/20/2036, Series 2006-20, Class QA	5	5
5.75%, 07/20/2038, Series 2008-69, Class QD	52	54
5.75% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(3)(5)	93	9
5.75% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(3)(5)	47	3
5.75% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(3)(5)	93	8
5.75% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(3)(5)	84	8
5.75% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(3)(5)	26	2
5.75% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(3)(5)	235	12
5.80% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(3)(5)	68	4
5.82% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(3)(5)	135	15
5.82% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(3)(5)	153	16
5.83%, 10/20/2033, Series 2010-41, Class WA(4)	82	87
5.85% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(3)(5)	301	42
5.85% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(3)(5)(6)	108	0
5.85% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(3)(5)	64	3
5.89%, 12/20/2038, Series 2011-163, Class WA(4)	328	356
5.90%, 02/20/2037, Series 2011-22, Class WA(4)	30	33
5.92%, 04/20/2037, Series 2010-129, Class AW(4)	56	61
5.97% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(3)(5)	378	48
5.97% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(3)(5)	191	26
6.00%, 02/20/2029, Series 1999-4, Class ZB	44	44
6.00%, 09/16/2033, Series 2003-75, Class ZX	69	73
6.00%, 06/20/2034, Series 2004-49, Class Z	153	164
6.00%, 12/20/2035, Series 2005-91, Class PI	31	4
6.00%, 06/20/2038, Series 2008-50, Class KB	57	60
6.00%, 12/20/2038, Series 2009-65, Class IQ(6)	3	0
6.00%, 05/20/2039, Series 2009-33, Class TI	26	4
6.04% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(3)(5)	56	4
6.05% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036, Series 2006-38, Class SW(3)(5)(6)	2	0
6.05% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(3)(5)	161	10
6.06% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(3)(5)	89	9
6.10% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(3)(5)	76	6
6.10% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(3)(5)	73	5
6.10% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(3)(5)	108	9
6.11% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(3)(5)	89	12
6.12% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(3)(5)	42	3
6.12% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(3)(5)	45	3
6.12% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(3)(5)	160	23
6.13%, 11/20/2038, Series 2011-97, Class WA(4)	86	95
6.15% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(3)(5)	177	18
6.19% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(3)(5)	106	10
6.23% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(3)(5)	102	11
6.25% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(3)(5)	48	4
6.30% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(3)(5)	149	20
6.30% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(3)(5)	72	7
6.35% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(3)(5)	74	74
6.35% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(3)(5)	79	6
6.38% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(3)(5)	122	21
6.50%, 07/20/2032, Series 2002-52, Class GH	40	40
6.50%, 01/20/2033, Series 2003-58, Class BE	55	56
6.50%, 03/20/2033, Series 2003-46, Class TC	31	32
6.50%, 03/20/2033, Series 2003-40, Class TJ	106	110
6.50%, 05/20/2033, Series 2003-46, Class MG	43	46
6.50%, 07/20/2036, Series 2006-33, Class Z	155	171
6.50%, 08/20/2036, Series 2006-38, Class ZK	200	211
6.50%, 03/20/2039, Series 2009-14, Class KI	30	5
6.50%, 03/20/2039, Series 2009-14, Class NI	69	13

6.85% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(3)(5)	203	21
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(3)(5)	16	16
7.00%, 08/16/2039, Series 2009-104, Class AB	36	38
7.00%, 10/16/2040, Series 2010-130, Class CP	241	269
7.15% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(3)(5)	49	5
7.25% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(3)(5)	13	1
7.27% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(3)(5)	46	5
7.82% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(3)(5)(6)	9	0
12.50% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(3)(5)	12	13
13.33% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034, Series 2004-83, Class AP(3)(5)(6)	0	0
15.40% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(3)(5)	47	51
15.77% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(3)(5)	1	1
18.48% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(3)(5)	22	27
18.60% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(3)(5)	9	10
18.86% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(3)(5)	17	19
19.40% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(3)(5)	9	11
21.03% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(3)(5)	3	4
22.80% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(3)(5)	13	17
27.26% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(3)(5)	16	20
Ginnie Mae I Pool
3.00%, 05/15/2043	309	307
3.00%, 07/15/2045	667	661
3.50%, 01/15/2042	2,327	2,388
3.50%, 03/15/2043	831	867
3.50%, 04/15/2043	2,084	2,139
3.50%, 06/15/2043	971	1,000
3.50%, 07/15/2043	349	364
4.00%, 06/15/2039	219	229
4.00%, 10/15/2040	106	112
4.50%, 04/15/2040	803	866
5.50%, 04/15/2033	182	203
5.50%, 06/15/2033	2	2
5.50%, 12/15/2033	7	7
5.50%, 07/15/2034	3	3
5.50%, 09/15/2034	3	3
6.00%, 11/15/2028	4	4
6.50%, 01/15/2024	1	1
6.50%, 03/15/2028	5	5
6.50%, 09/15/2028	11	12
6.50%, 10/15/2028(6)	0	1
6.50%, 01/15/2032	35	38
6.50%, 07/15/2032	2	2
6.50%, 02/15/2033	7	8
6.50%, 04/15/2033	5	6
6.50%, 12/15/2035	38	42
7.00%, 08/15/2023(6)	0	0
7.00%, 09/15/2023	1	1
7.00%, 11/15/2023(6)	0	0
7.00%, 02/15/2024(6)	0	0
7.00%, 09/15/2031	43	47
7.00%, 02/15/2033	5	5
7.00%, 06/15/2033	13	14
7.00%, 06/15/2035	103	113
7.00%, 04/15/2037	12	13
7.50%, 03/15/2023(6)	0	0
7.50%, 11/15/2026(6)	0	0
7.50%, 07/15/2027	1	1
7.50%, 07/15/2028(6)	0	0
7.50%, 09/15/2028	2	2
7.50%, 10/15/2037	17	19
8.00%, 08/15/2028	1	1
9.50%, 10/15/2024(6)	0	0
Ginnie Mae II Pool
1.75% (1 Year CMT Index + 1.47%, 1.47% Floor, 6.58% Cap), 11/20/2071(3)	3,629	3,790
1.85% (1 Year CMT Index + 1.57%, 1.57% Floor, 6.71% Cap), 11/20/2071(3)	4,566	4,801
1.88% (1 Year CMT Index + 1.62%, 1.63% Floor, 6.74% Cap), 11/20/2071(3)	3,930	4,147
2.00%, 03/20/2051	5,217	4,982
2.00%, 07/20/2051	3,025	2,889
2.00%, 12/20/2051	21,787	20,799
2.03% (1 Year CMT Index + 1.73%, 1.73% Floor, 6.84% Cap), 10/20/2071(3)	10,787	11,462

2.04% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.89% Cap), 11/20/2071(3)	10,743	11,437
2.04% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071(3)	10,592	11,264
2.05% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.92% Cap), 11/20/2071(3)	11,201	11,925
2.07% (1 Year CMT Index + 1.79%, 1.78% Floor, 6.86% Cap), 08/20/2071(3)	10,117	10,774
2.07% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071(3)	9,966	10,638
2.07% (1 Year CMT Index + 1.79%, 1.79% Floor, 6.86% Cap), 09/20/2071(3)	10,066	10,726
2.14% (1 Year CMT Index + 1.83%, 1.83% Floor, 6.90% Cap), 08/20/2071(3)	9,914	10,580
2.50%, 12/20/2046	1,209	1,174
2.50%, 09/20/2050	3,556	3,455
2.50%, 09/20/2050	5,675	5,570
2.50%, 03/20/2051	15,225	14,780
2.50%, 03/20/2051	18,229	17,705
2.50%, 06/20/2051	16,374	15,875
2.50%, 08/20/2051	68,227	66,263
2.50%, 10/20/2051	8,100	7,867
2.94%, 10/20/2070(4)	7,316	7,111
3.00%, 06/20/2042	159	159
3.00%, 08/20/2042	2,111	2,105
3.00%, 11/20/2042	1,189	1,186
3.00%, 12/20/2042	604	603
3.00%, 01/20/2043	601	599
3.00%, 04/20/2043	1,479	1,475
3.00%, 09/20/2043	460	458
3.00%, 10/20/2043	71	71
3.00%, 01/20/2044	412	411
3.00%, 07/20/2044	160	159
3.00%, 12/20/2044	255	255
3.00%, 04/20/2045	2,319	2,313
3.00%, 05/20/2045	413	411
3.00%, 07/20/2045	988	985
3.00%, 10/20/2045	1,115	1,111
3.00%, 11/20/2045	269	268
3.00%, 02/20/2046	392	390
3.00%, 04/20/2046	2,346	2,337
3.00%, 05/20/2046	101	100
3.00%, 07/20/2046	1,945	1,938
3.00%, 08/20/2046	2,233	2,224
3.00%, 09/20/2046	670	669
3.00%, 01/20/2047	1,562	1,556
3.00%, 02/20/2047	2,308	2,299
3.00%, 03/20/2047	249	248
3.00%, 07/20/2049	1,524	1,515
3.00%, 12/20/2049(9)	8,268	8,205
3.00%, 01/20/2050	987	980
3.00%, 09/20/2050	2,910	2,881
3.00%, 09/20/2050	8,684	8,931
3.00%, 12/20/2051	5,571	5,650
3.01%, 12/20/2070(4)	3,724	3,650
3.06%, 09/20/2070(4)	4,253	4,172
3.07%, 06/20/2070(4)	4,439	4,366
3.09%, 12/20/2071(4)	9,764	9,642
3.50%, 10/20/2042	2,326	2,377
3.50%, 11/20/2042	809	821
3.50%, 05/20/2043	561	576
3.50%, 03/20/2045	590	604
3.50%, 04/20/2045	4,503	4,609
3.50%, 10/20/2045	3,762	3,843
3.50%, 01/20/2046	2,285	2,334
3.50%, 02/20/2046	8,144	8,306
3.50%, 03/20/2046	1,847	1,887
3.50%, 04/20/2046	14,551	14,833
3.50%, 05/20/2046	4,631	4,718
3.50%, 06/20/2046	2,315	2,360
3.50%, 07/20/2046(9)	4,156	4,229
3.50%, 08/20/2046	614	625
3.50%, 09/20/2046	483	492
3.50%, 11/20/2046	742	754
3.50%, 12/20/2046	3,276	3,327
3.50%, 01/20/2047	234	238
3.50%, 02/20/2047	3,301	3,351
3.50%, 03/20/2047	2,767	2,808
3.50%, 04/20/2047	341	346
3.50%, 05/20/2047	3,404	3,453
3.50%, 06/20/2047	1,792	1,818
3.50%, 08/20/2047	304	309
3.50%, 11/20/2047	6,018	6,105
3.50%, 12/20/2047	998	1,012
3.50%, 04/20/2048	2,850	2,891
3.50%, 06/20/2049	999	1,007
3.50%, 11/20/2049	3,836	3,904
3.50%, 08/20/2050	7,797	8,069

3.50%, 01/20/2051	9,947	10,216
3.50%, 02/20/2052	2,131	2,193
3.50%, 02/20/2052	3,609	3,714
3.50%, 02/20/2052	5,264	5,343
4.00%, 10/20/2040	982	1,031
4.00%, 06/20/2042	1,352	1,429
4.00%, 10/20/2042	3,073	3,228
4.00%, 12/20/2042	1,547	1,625
4.00%, 02/20/2043	644	677
4.00%, 10/20/2043	1,807	1,899
4.00%, 11/20/2044	1,016	1,070
4.00%, 12/20/2044	746	784
4.00%, 03/20/2045	201	211
4.00%, 05/20/2045	2,405	2,519
4.00%, 06/20/2045	480	505
4.00%, 08/20/2045	4,726	4,967
4.00%, 10/20/2045	1,451	1,494
4.00%, 11/20/2045	2,085	2,188
4.00%, 12/20/2045	54	57
4.00%, 01/20/2046	685	717
4.00%, 02/20/2046	232	243
4.00%, 03/20/2046	450	463
4.00%, 04/20/2046	1,168	1,204
4.00%, 05/20/2046	1,970	2,063
4.00%, 06/20/2046	943	988
4.00%, 11/20/2046	833	861
4.00%, 02/20/2047	1,230	1,273
4.00%, 03/20/2047	2,501	2,589
4.00%, 05/20/2047	198	203
4.00%, 05/20/2047	208	216
4.00%, 06/20/2047	1,549	1,596
4.00%, 07/20/2047	3,549	3,677
4.00%, 09/20/2047	1,153	1,191
4.00%, 12/20/2047	1,634	1,692
4.00%, 01/20/2048	924	957
4.00%, 06/20/2048	2,761	2,842
4.00%, 01/20/2050	3,328	3,409
4.00%, 12/20/2051	4,745	4,870
4.00%, 12/20/2051	11,762	12,072
4.25%, 12/20/2047	1,181	1,255
4.39%, 05/20/2063(4)	1	1
4.50%, 06/20/2040	340	362
4.50%, 01/20/2041	303	325
4.50%, 03/20/2041	266	284
4.50%, 05/20/2041	132	141
4.50%, 06/20/2041	952	1,013
4.50%, 09/20/2041	324	345
4.50%, 09/20/2043	748	804
4.50%, 10/20/2043	1,419	1,523
4.50%, 12/20/2043	786	844
4.50%, 10/20/2045	8,565	9,139
4.50%, 01/20/2046	1,173	1,252
4.50%, 07/20/2046	565	603
4.50%, 09/20/2046	1,022	1,098
4.50%, 11/20/2046	1,627	1,745
4.50%, 03/20/2047	295	311
4.50%, 07/20/2047	2,871	3,022
4.50%, 08/20/2047	729	770
4.50%, 09/20/2047	3,776	3,987
4.50%, 01/20/2048	567	595
4.50%, 02/20/2048	2,542	2,666
4.50%, 03/20/2048	274	287
4.50%, 04/20/2048	231	241
4.50%, 04/20/2048	1,409	1,472
4.50%, 04/20/2048	1,440	1,512
4.50%, 04/20/2048	1,846	1,935
4.50%, 05/20/2048	931	971
4.50%, 05/20/2048	2,443	2,539
4.50%, 05/20/2048	3,176	3,347
4.50%, 09/20/2048	559	583
4.50%, 11/20/2049	6,633	7,048
5.00%, 10/20/2037	190	208
5.00%, 07/20/2040	90	99
5.00%, 06/20/2044	407	447
5.00%, 07/20/2044	361	397
5.00%, 08/20/2045	427	464
5.00%, 09/20/2046	1,001	1,091
5.00%, 10/20/2047	142	151
5.00%, 11/20/2047	764	816
5.00%, 06/20/2048	1,238	1,317
5.00%, 07/20/2048	367	393

5.00%, 07/20/2048	2,352	2,476
5.00%, 02/20/2049	3,953	4,148
5.00%, 07/20/2049	283	304
5.00%, 08/20/2049	6,540	7,022
5.00%, 09/20/2049	4,037	4,216
5.50%, 09/20/2039	61	68
6.00%, 03/20/2028	3	3
6.00%, 11/20/2033	3	3
6.00%, 09/20/2038	234	258
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	110	121
6.50%, 07/20/2029	40	43
7.00%, 08/20/2038	10	11
7.50%, 02/20/2028	1	1
7.50%, 09/20/2028	2	2
8.00%, 12/20/2025(6)	0	0
8.00%, 06/20/2026	1	1
8.00%, 08/20/2026(6)	0	0
8.00%, 09/20/2026	1	1
8.00%, 11/20/2026(6)	0	0
8.00%, 10/20/2027	1	1
8.00%, 11/20/2027	1	1
8.00%, 12/20/2027	1	1
8.00%, 08/20/2028(6)	0	0
8.00%, 09/20/2028(6)	0	0
8.50%, 03/20/2025(6)	0	0
8.50%, 04/20/2025(6)	0	0
8.50%, 05/20/2025(6)	0	0
GMACM Mortgage Loan Trust 2005-AR3
2.92%, 06/19/2035, Series 2005-AR3, Class 3A4(4)	40	39
GS Mortgage Securities Corp. II
4.26%, 07/10/2051, Series 2018-GS10, Class A3(4)	28,521	29,402
GS Mortgage Securities Corp. Trust 2012-ALOHA
3.55%, 04/10/2034, Series 2012-ALOH, Class A(1)	4,200	4,198
GS Mortgage Securities Corp. Trust 2021-RENT
1.15% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 11/21/2035, Series 2021-RENT, Class A(1)(3)	5,072	5,018
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046, Series 2013-GC13, Class A4(4)	5,880	5,907
GS Mortgage Securities Trust 2013-GC16
1.01%, 11/10/2046, Series 2013-GC16, Class XA(4)	15,535	194
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046, Series 2013-GC12, Class A4	1,260	1,265
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047, Series 2014-GC18, Class A4	8,419	8,526
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	6,142	6,083
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,722	8,631
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	11,387	11,162
3.44%, 11/10/2049, Series 2016-GS4, Class A4(4)	1,317	1,313
GS Mortgage Securities Trust 2020-GC45
2.91%, 02/13/2053, Series 2020-GC45, Class A5	2,550	2,459
GSMPS Mortgage Loan Trust 2004-4
0.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(3)	40	34
GSMPS Mortgage Loan Trust 2005-RP2
0.81% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(3)	68	65
GSMPS Mortgage Loan Trust 2005-RP3
0.81% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(3)	464	404
4.02%, 09/25/2035, Series 2005-RP3, Class 1AS(1)(4)	342	20
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	7	7
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	24	24
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	32	32
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	23	23
GSR Mortgage Loan Trust 2005-5F
0.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(3)	12	12
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	58	58
GSR Mortgage Loan Trust 2005-AR6
2.81%, 09/25/2035, Series 2005-AR6, Class 3A1(4)	4	4
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	18	30
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	192	122
Headlands Residential LLC
3.88%, 11/25/2024, Series 2017-RPL1, Class A(1)(2)	2,816	2,796

Home Re 2018-1 Ltd.
2.06% (1 Month LIBOR USD + 1.60%), 10/25/2028, Series 2018-1, Class M1(1)(3)	556	555
Home RE 2019-1 Ltd.
2.11% (1 Month LIBOR USD + 1.65%), 05/25/2029, Series 2019-1, Class M1(1)(3)	513	513
Home RE 2021-2 Ltd.
1.35% (30-day Average SOFR + 1.25%), 01/25/2034, Series 2021-2, Class M1A(1)(3)	6,040	5,990
Impac CMB Trust Series 2004-4
5.26%, 09/25/2034, Series 2004-4, Class 2A2(2)	6	7
Impac CMB Trust Series 2004-7
1.20% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(3)	374	376
Impac CMB Trust Series 2005-4
1.06% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(3)	82	79
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	41	38
Impac Secured Assets Trust 2006-1
1.16% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(3)	57	56
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	5,445	5,406
JP Morgan Alternative Loan Trust
3.18%, 03/25/2036, Series 2006-A1, Class 2A1(4)	19	19
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.07%, 08/12/2037, Series 2005-CB11, Class X1(1)(4)(6)	819	0
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.09%, 06/12/2043, Series 2006-CB15, Class X1(4)(6)	804	0
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(4)(6)	829	0
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046, Series 2013-LC11, Class A5	7,152	7,146
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
1.40% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(3)	7,918	7,878
JP Morgan Mortgage Trust 2004-A3
2.30%, 07/25/2034, Series 2004-A3, Class 4A1(4)	3	3
JP Morgan Mortgage Trust 2004-A4
2.24%, 09/25/2034, Series 2004-A4, Class 1A1(4)	12	12
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	4	4
JP Morgan Mortgage Trust 2005-A1
2.60%, 02/25/2035, Series 2005-A1, Class 3A4(4)	38	37
JP Morgan Mortgage Trust 2005-A4
2.31%, 07/25/2035, Series 2005-A4, Class 1A1(4)	34	35
JP Morgan Mortgage Trust 2006-A2
2.22%, 08/25/2034, Series 2006-A2, Class 4A1(4)	209	218
2.27%, 11/25/2033, Series 2006-A2, Class 5A3(4)	108	109
JP Morgan Mortgage Trust 2006-A3
2.61%, 08/25/2034, Series 2006-A3, Class 6A1(4)	34	34
JP Morgan Mortgage Trust 2006-A7
3.11%, 01/25/2037, Series 2006-A7, Class 2A2(4)	31	29
3.11%, 01/25/2037, Series 2006-A7, Class 2A4R(4)	55	50
JP Morgan Mortgage Trust 2007-A1
2.39%, 07/25/2035, Series 2007-A1, Class 5A1(4)	27	27
2.39%, 07/25/2035, Series 2007-A1, Class 5A2(4)	413	417
JP Morgan Mortgage Trust 2007-A2
2.90%, 04/25/2037, Series 2007-A2, Class 2A3(4)	108	97
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047, Series 2013-C17, Class A3	2,138	2,131
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047, Series 2014-C19, Class A3	553	552
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	6,795	6,740
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	8,479	8,476
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	19,617
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(1)	1,027	1,038
LB-UBS Commercial Mortgage Trust 2007-C2
0.00%, 02/15/2040, Series 2007-C2, Class XW(4)(6)	208	0
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(1)	19,937	19,526
Legacy Mortgage Asset Trust 2019-GS6
3.00%, 06/25/2059, Series 2019-GS6, Class A1(1)(2)	678	677
Legacy Mortgage Asset Trust 2019-PR1
3.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(2)	12,825	12,824
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(2)	4,491	4,490
Legacy Mortgage Asset Trust 2021-GS1
1.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(2)	5,614	5,437
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(2)	5,800	5,530

Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(2)	2,518	2,376
Lehman Mortgage Trust 2006-2
5.93%, 04/25/2036, Series 2006-2, Class 1A1(4)	42	34
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	12	12
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	232	102
LHOME Mortgage Trust 2019-RTL3
3.87%, 07/25/2024, Series 2019-RTL3, Class A1(1)	988	988
LHOME Mortgage Trust 2021-RTL1
2.09%, 09/25/2026, Series 2021-RTL1, Class A1(1)(4)	4,790	4,604
MASTR Adjustable Rate Mortgages Trust 2004-13
2.62%, 04/21/2034, Series 2004-13, Class 2A1(4)	64	64
MASTR Adjustable Rate Mortgages Trust 2004-15
2.43%, 12/25/2034, Series 2004-15, Class 3A1(4)	8	8
MASTR Adjustable Rate Mortgages Trust 2004-3
2.28%, 04/25/2034, Series 2004-3, Class 4A2(4)	19	19
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	23	23
6.00%, 01/25/2034, Series 2003-9, Class 8A1	13	14
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	138	136
6.25%, 04/25/2034, Series 2004-3, Class 2A1	25	25
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	15	12
6.00%, 07/25/2034, Series 2004-6, Class 7A1	12	12
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	12	10
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	8	7
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	2	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	8	8
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	21	21
MASTR Reperforming Loan Trust 2005-2
0.81% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(3)	691	355
MASTR Reperforming Loan Trust 2006-2
4.07%, 05/25/2036, Series 2006-2, Class 1A1(1)(4)	77	72
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(1)	11	9
Mello Warehouse Securitization Trust 2021-1
1.16% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 02/25/2055, Series 2021-1, Class A(1)(3)	8,500	8,433
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.25%, 06/25/2037, Series 2007-3, Class 1A3(4)	46	43
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.00%, 08/25/2033, Series 2003-A5, Class 2A6(4)	15	14
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
1.08% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(3)	40	39
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
1.10% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(3)	42	41
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.05%, 12/25/2034, Series 2004-1, Class 2A1(4)	39	39
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.92% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(3)	14	13
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.94% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(3)	24	24
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.66%, 08/25/2034, Series 2004-A4, Class A2(4)	38	38
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.81%, 02/25/2035, Series 2005-A2, Class A1(4)	67	67
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(1)(4)	11,734	11,126
MHC Commercial Mortgage Trust 2021-MHC
1.75% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(3)	11,300	11,101
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(1)(4)	2,408	2,309
Mill City Securities 2021-RS1 Ltd.
2.91%, 04/28/2066, Series 2021-RS1, Class A1(1)(4)	8,205	7,899
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652	3,636
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,607	17,429

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,921	4,893
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507	6,557
Morgan Stanley Capital I Trust 2007-IQ13
0.00%, 03/15/2044, Series 2007-IQ13, Class X(1)(4)(6)	51	0
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	20,000	19,283
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4	2,552	2,662
Morgan Stanley Mortgage Loan Trust 2004-3
5.64%, 04/25/2034, Series 2004-3, Class 4A(4)	102	104
Morgan Stanley Mortgage Loan Trust 2004-9
3.22%, 10/01/2022, Series 2004-9, Class 4A(4)	7	7
Mortgage Repurchase Agreement Financing Trust Series 2021-1
0.63% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 09/10/2022, Series 2021-S1, Class A1(1)(3)	10,400	10,378
MRA Issuance Trust 2020-7
1.53% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 09/15/2022, Series 2020-7, Class A(1)(3)	13,360	13,362
MRA Issuance Trust 2021-10
1.73% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 02/22/2023, Series 2021-10, Class A1X(1)(3)(14)	13,860	13,860
MRA Issuance Trust 2021-9
0.00%, 07/15/2022(4)(14)	12,780	12,780
MRA Issuance Trust 2021-EBO2
0.00%, 04/01/2022, Series 2021-EBO2(1)(4)	14,100	14,066
MRA Issuance Trust 2021-EBO3
1.98% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 03/31/2023, Series 2021-EBO3, Class A1X(1)(3)(14)	11,810	11,810
2.98% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 03/31/2023, Series 2021-EBO3, Class A2(1)(3)(14)	6,716	6,716
MRA Issuance Trust 2021-EBO5
1.84% (1 Month LIBOR USD + 1.75%), 02/15/2023, Series 2021-EBO5, Class A1X(1)(3)	16,400	16,267
MRA Issuance Trust 2021-EBO7
2.85% (1 Month LIBOR USD + 2.75%), 02/15/2023, Series 2021-EBO7, Class A1X(1)(3)	16,400	16,327
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)	6,108	5,648
2.72%, 12/15/2036, Series 2019-PARK, Class A(1)	9,990	9,668
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.88% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(3)	80	78
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.84% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(3)	23	22
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(1)(4)	37	35
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(1)(4)	1,818	1,823
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(1)(4)	3,023	3,032
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(1)(4)	1,753	1,755
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	8	8
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	8
Oaktown Re II Ltd.
2.01% (1 Month LIBOR USD + 1.55%), 07/25/2028, Series 2018-1A, Class M1(1)(3)	547	547
Oaktown Re III Ltd.
1.86% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/25/2029, Series 2019-1A, Class M1A(1)(3)	146	146
Oaktown Re VII Ltd.
1.70% (30-day Average SOFR + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	15,350	15,166
OBX 2022-NQM2 Trust
2.93%, 01/25/2062, Series 2022-NQM2, Class A1(1)(4)	9,122	8,935
PMT Credit Risk Transfer Trust 2020-2R
4.26% (1 Month LIBOR USD + 3.82%, 3.82% Floor), 12/25/2022, Series 2020-2R, Class A(1)(3)	6,031	6,067
PMT Credit Risk Transfer Trust 2021-1R
3.36% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 02/27/2024, Series 2021-1R, Class A(1)(3)	11,487	11,544
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	33	34
Provident Funding Mortgage Warehouse Securitization Trust 2021-1
0.89% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 02/25/2055, Series 2021-1, Class A(1)(3)	6,506	6,418
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(4)	7,869	7,561
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(2)	2,343	2,247
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)	7,966	7,716
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(2)	2,252	2,151
PRPM 2021-5 LLC
1.79%, 06/25/2026, Series 2021-5, Class A1(1)(2)	2,736	2,593

PRPM 2021-9 LLC
2.36%, 10/25/2026, Series 2021-9, Class A1(1)(4)	1,976	1,889
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1(1)(2)	3,780	3,569
Radnor Re 2018-1 Ltd.
1.86% (1 Month LIBOR USD + 1.40%), 03/25/2028, Series 2018-1, Class M1(1)(3)	192	192
Radnor RE 2020-1 Ltd.
1.41% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 01/25/2030, Series 2020-1, Class M1A(1)(3)	1,100	1,092
RALI Series 2002-QS16 Trust
15.67% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(3)(5)(6)	0	0
RALI Series 2003-QS9 Trust
0.00% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(3)(5)(11)	1	—
RALI Series 2004-QS6 Trust
5.00%, 05/25/2023, Series 2004-QS6, Class A1	1	1
RALI Series 2005-QA6 Trust
3.50%, 05/25/2035, Series 2005-QA6, Class A32(4)	82	54
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	10	9
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(1)	512	512
RCO VI Mortgage LLC 2022-1
3.00%, 01/25/2027, Series 2022-1, Class A1(1)(2)	11,100	10,758
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(1)	4	3
Residential Asset Securitization Trust 2003-A8
4.25%, 10/01/2022, Series 2003-A8, Class A5	1	1
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,271	1,276
RFMSI Series 2005-SA4 Trust
2.26%, 09/25/2035, Series 2005-SA4, Class 1A1(4)	8	7
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,826	2,836
Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	11,879	11,937
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	9,015	8,856
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	7,490	7,521
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,846
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	5,151	5,245
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	6,249	6,147
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	5,537	5,186
3.00%, 05/25/2060, Series 2020-3, Class M5TW	6,837	6,765
Sequoia Mortgage Trust 2004-10
1.07% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(3)	26	25
Sequoia Mortgage Trust 2004-11
1.05% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(3)	69	66
Sequoia Mortgage Trust 2004-12
0.63% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(3)	68	66
Sequoia Mortgage Trust 2004-8
1.15% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(3)	462	440
1.51% (6 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(3)	69	70
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(1)	1,603	1,476
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)	11,326	10,530
Starwood Mortgage Residential Trust 2022-2
2.45%, 12/25/2066, Series 2022-1, Class A1(1)(4)	17,402	16,571
Station Place Securitization Trust Series 2021-4
1.35% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/11/2022, Series 2021-4, Class A(1)(3)(14)	13,100	13,100
Structured Asset Mortgage Investments II Trust 2004-AR5
1.11% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(3)	67	65
Structured Asset Mortgage Investments II Trust 2005-AR5
0.95% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(3)	230	222
Structured Asset Mortgage Investments Trust 2003-CL1
0.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(3)	130	128
Structured Asset Securities Corp.
0.81% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(3)	52	48
2.03%, 12/25/2033, Series 2003-37A, Class 2A(4)	91	92

2.58%, 12/25/2033, Series 2003-37A, Class 8A2(4)	856	867
5.19%, 02/25/2034, Series 2004-4XS, Class 1A5(2)	125	124
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
3.03%, 11/25/2033, Series 2003-34A, Class 3A3(4)	10	11
Thornburg Mortgage Securities Trust 2003-4
1.10% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(3)	291	292
Thornburg Mortgage Securities Trust 2003-5
1.99%, 10/25/2043, Series 2003-5, Class 3A(4)	1,301	1,303
Thornburg Mortgage Securities Trust 2004-4
1.89%, 12/25/2044, Series 2004-4, Class 3A(4)	137	136
Thornburg Mortgage Securities Trust 2005-1
2.16%, 04/25/2045, Series 2005-1, Class A3(4)	316	319
Toorak Mortgage Corp. 2019-2 Ltd.
3.72%, 09/25/2022, Series 2019-2, Class A1(2)	3,054	3,032
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(4)	1,429	1,430
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(1)(4)	3,293	3,262
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(1)(4)	3,024	3,013
Towd Point Mortgage Trust 2019-1
3.66%, 03/25/2058, Series 2019-1, Class A1(1)(4)	4,662	4,651
Towd Point Mortgage Trust 2019-HY3
1.46% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(3)	1,193	1,191
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(1)	2,926	2,762
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(1)(4)	14,363	13,845
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1(1)(4)	11,862	11,701
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)	17,686	17,484
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050, Series 2017-C2, Class ASB	10,114	10,125
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	21,032
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	9,650	9,758
UBS-BAMLL Trust
3.66%, 06/10/2030, Series 2012-WRM, Class A(1)	1,787	1,784
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.30%, 05/10/2063, Series 2012-C2, Class XA(1)(4)	3,295	2
3.53%, 05/10/2063, Series 2012-C2, Class A4	672	671
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046, Series 2013-C6, Class A4	271	272
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023, Series 1993-1, Class ZB	22	22
Vendee Mortgage Trust 1994-1
4.89%, 02/15/2024, Series 1994-1, Class 1(4)	14	14
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	41	42
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	46	49
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	20	21
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	66	71
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	47	49
VM Master Issuer LLC
5.16%, 05/24/2025, Series 2022-1, Class A1(1)(4)	10,800	10,800
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030, Series 2012-6AVE, Class A(1)	2,283	2,292
VOLT CV LLC
2.49%, 11/27/2051, Series 2021-CF2, Class A1(1)(2)	9,543	9,263
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(1)(4)(6)	317	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.66%, 10/25/2033, Series 2003-AR11, Class A6(4)	114	112
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.38%, 08/25/2033, Series 2003-AR7, Class A7(4)	37	36
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.38%, 09/25/2033, Series 2003-AR9, Class 2A(4)	23	23
2.52%, 09/25/2033, Series 2003-AR9, Class 1A6(4)	212	209
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	39	39
WaMu Mortgage Pass-Through Certificates Series 2003-S4
16.21% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(3)(5)	9	9
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	3	2

5.25%, 10/25/2033, Series 2003-S9, Class A8	154	152
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
2.75%, 01/25/2035, Series 2004-AR14, Class A1(4)	1,193	1,191
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.61%, 06/25/2034, Series 2004-AR3, Class A2(4)	59	58
2.61%, 06/25/2034, Series 2004-AR3, Class A1(4)	1,040	1,035
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	376	389
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	1,191	1,192
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	23	22
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	89	89
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	9	9
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.76%, 09/25/2036, Series 2006-AR10, Class 2P(4)	6	5
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.85%, 08/25/2046, Series 2006-AR8, Class 1A2(4)	32	32
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	6	4
5.50%, 03/25/2035, Series 2005-1, Class 1A1	49	48
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.54% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(3)(5)	98	9
4.59% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(3)(5)	406	34
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	141	22
5.50%, 06/25/2035, Series 2005-4, Class CB7	137	135
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	20	19
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	11	11
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(6)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	3	3
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	12	12
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	5,432	5,442
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	7,527	7,501
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	734
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,309
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	14,983
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	7,368
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	3,698	3,628
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	19,555
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	13,800	13,739
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	10,105
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	9,361
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	17,490
2.12%, 08/15/2053, Series 2020-C57, Class A4	1,003	913
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000	20,539
Wells Fargo Commercial Mortgage Trust 2021-C61
2.66%, 11/15/2054, Series 2021-C61, Class A4	464	433
Wells Fargo Commercial Mortgage Trust 2021-SAVE
1.55% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(3)	4,981	4,932
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	7	7
WFRBS Commercial Mortgage Trust 2013-C11
4.24%, 03/15/2045, Series 2013-C11, Class D(1)(4)	300	293
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046, Series 2013-C14, Class A5	230	231
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000	7,048

WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057, Series 2014-C23, Class ASB	1,767	1,782
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846	3,868
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047, Series 2014-LC14, Class A4	9,614	9,659
ZH Trust 2021-1
2.25%, 02/18/2027, Series 2021-1, Class A(1)	4,800	4,713

Total Mortgage-Backed Obligations (Cost: $6,014,061)		5,829,085

Total Bonds & Notes (Cost: $18,321,358)		17,651,382

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,514

Total Financials		2,514

Total Preferred Stocks (Cost: $2,375)		2,514

SHORT-TERM INVESTMENTS – 6.19%
Money Market Funds – 5.80%
Fidelity Institutional Money Market Government Fund - Class I, 0.16%(12)	1,049,921	1,049,921

Total Money Market Funds (Cost: $1,049,921)		1,049,921

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.39%
Barclays Bank, London, 0.15% due 04/01/2022	$70,183	70,183
BBVA, Madrid, 0.15% due 04/01/2022	131	131

Total Time Deposits (Cost: $70,314)		70,314

Total Short-Term Investments (Cost: $1,120,235)		1,120,235

TOTAL INVESTMENTS IN SECURITIES – 103.70% (Cost: $19,443,968)		18,774,131

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.70)%		(670,533)

TOTAL NET ASSETS – 100.00%		$18,103,598

Percentages are stated as a percent of net assets.

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,678,046, which represents 20.32% of total net assets.

(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2022.
(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2022.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Security in default as of March 31, 2022. The value of these securities totals $361, which represents 0.00% of total net assets.
(8)	Inflation protected security. The value of these securities totals $3,877, which represents 0.02% of total net assets.
(9)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $45,427, which represents 0.25% of total net assets.
(10)	Delayed delivery purchase commitment security. The value of these securities totals $543,229, which represents 3.00% of total net assets.
(11)	Amount calculated is less than $0.5.
(12)	Represents annualized seven-day yield as of the close of the reporting period.
(13)	Security that is restricted at March 31, 2022. The value of the restricted securities totals $6,211, which represents 0.03% of total net assets.
(14)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $89,771, which represents 0.50% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
836	U.S. 2 Year Note Future	Jun. 2022	$179,076	$177,167	$(1,909)
2,922	U.S. 5 Year Note Future	Jun. 2022	343,192	335,117	(8,075)
778	U.S. 10 Year Note Future	Jun. 2022	95,332	95,596	264
90	U.S. Ultra 10 Year Note Future	Jun. 2022	12,196	12,192	(4)
1,559	U.S. Ultra Bond Future	Jun. 2022	285,047	276,138	(8,909)

					(18,633)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(274)	U.S. Long Bond Future	Jun. 2022	$(43,210)	$(41,117)	$2,093
(118)	U.S. Ultra 10 Year Note Future	Jun. 2022	(16,477)	(15,985)	492

					2,585

					$(16,048)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

March 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 97.35%
Asset-Backed Obligations – 9.89%
522 Funding CLO 2019-5 Ltd.
1.55% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR(1)(2)	$4,710	$4,690
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A(1)	8,495	7,814
ABFC 2005-WMC1 Trust
1.19% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(2)	5,198	5,114
ABFC 2007-NC1 Trust
0.76% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)	4,916	4,612
Accredited Mortgage Loan Trust 2006-2
0.72% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(2)	261	258
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
1.39% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(2)	5,047	5,006
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
1.16% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(2)	4,494	4,453
ACRES Commercial Realty 2021-FL1 Ltd.
1.64% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 06/15/2036, Series 2021-FL1, Class A(1)(2)	932	918
ACRES Commercial Realty 2021-FL2 Ltd.
1.84% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 01/15/2037, Series 2021-FL2, Class A(1)(2)	5,330	5,244
Adams Outdoor Advertising LP
5.65%, 11/15/2048, Series 2018-1, Class B(1)	1,475	1,486
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
1.58% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1(2)	598	583
Affirm Asset Securitization Trust 2021-B
1.40%, 08/17/2026, Series 2021-B, Class C(1)	835	768
AGL Core CLO 15 Ltd.
1.27% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1(1)(2)	3,850	3,813
AIG CLO 2019-2 Ltd.
1.86% (3 Month LIBOR USD + 1.60%, 1.60% Floor), 10/25/2033, Series 2019-2A, Class BR(1)(2)	4,500	4,476
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024, Series 2019-2, Class A3	3,043	3,051
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025, Series 2019-3, Class D(1)	3,810	3,828
American Credit Acceptance Receivables Trust 2020-3
2.40%, 06/15/2026, Series 2020-3, Class D(1)	105	104
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(1)	2,785	2,709
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D(1)	8,655	8,221
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D(1)	3,475	3,286
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	515	530
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	6,400	6,539
5.89%, 04/17/2052, Series 2015-SFR1, Class F(1)	2,378	2,399
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024, Series 2018-2, Class D	2,940	2,973
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024, Series 2018-3, Class D	4,310	4,360
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D	1,330	1,324
AmeriCredit Automobile Receivables Trust 2020-1
1.80%, 12/18/2025, Series 2020-1, Class D	3,030	2,956
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D	5,720	5,590
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D	7,135	6,820
AmeriCredit Automobile Receivables Trust 2021-1
0.89%, 10/19/2026, Series 2021-1, Class C	4,735	4,498
1.21%, 12/18/2026, Series 2021-1, Class D	5,425	5,127
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R5
1.19% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 07/25/2035, Series 2005-R5, Class M3(2)	131	131
Ammc CLO 19 Ltd.
1.38% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 10/16/2028, Series 2016-19A, Class AR(1)(2)	3,142	3,140
Anchorage Capital CLO 15 Ltd.
1.45% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR(1)(2)	250	248
Anchorage Capital CLO 16 Ltd.
1.32% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R(1)(2)	2,870	2,852
Anchorage Capital CLO 3-R Ltd.
1.33% (3 Month LIBOR USD + 1.05%), 01/28/2031, Series 2014-3RA, Class A(1)(2)	500	498
Apidos CLO XX
1.34% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2015-20A, Class A1RA(1)(2)	4,190	4,178
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B(1)	1,550	1,425
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
1.75% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 11/15/2036, Series 2021-FL4, Class A(1)(2)	14,220	14,071
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
1.50% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A(1)(2)	10,000	9,938

Ares European CLO
0.66% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	26,474	29,085
Ares LIX CLO Ltd.
1.29% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)		$6,590	6,500
1.66% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500	4,455
Ares LXII CLO Ltd.
0.00% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/25/2034, Series 2021-62A, Class B(1)(2)(3)		8,350	8,289
Aurium CLO III DAC
0.67% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	898	988
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(1)		$9,740	9,229
2.35%, 02/20/2028, Series 2021-2A, Class C(1)		3,030	2,768
2.36%, 03/20/2026, Series 2019-3A, Class A(1)		12,120	11,784
2.68%, 08/20/2026, Series 2020-1A, Class B(1)		2,505	2,404
3.35%, 09/22/2025, Series 2019-2A, Class A(1)		1,245	1,249
4.08%, 02/20/2028, Series 2021-2A, Class D(1)		7,500	6,960
Bain Capital Credit CLO 2018-2
1.33% (3 Month LIBOR USD + 1.08%), 07/19/2031, Series 2018-2A, Class A1(1)(2)		250	250
Bain Capital Credit CLO 2020-4 Ltd.
1.66% (3 Month LIBOR USD + 1.41%, 1.41% Floor), 10/20/2033, Series 2020-4A, Class A1(1)(2)		250	250
Bain Capital Credit CLO 2021-4 Ltd.
1.30% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/20/2034, Series 2021-4A, Class A1(1)(2)		2,840	2,832
Bain Capital Euro CLO 2018-2 DAC
0.74% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR(1)(2)	EUR	24,900	27,301
Ballyrock CLO 15 Ltd.
1.30% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		$10,050	9,895
Barings CLO Ltd. 2013-I
1.05% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028, Series 2013-IA, Class AR(1)(2)		2,291	2,276
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057, Series 2017-RT1, Class A1(1)(4)		57	57
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057, Series 2017-RT2, Class A(1)(4)		466	452
Bayview Opportunity Master Fund IVb Trust 2017-SPL4
4.75%, 01/28/2055, Series 2017-SPL4, Class B2(1)(4)		655	624
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(4)		3,594	606
BDS 2021-FL10 Ltd.
1.82% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 12/16/2036, Series 2021-FL10, Class A(1)(2)		15,910	15,761
Bear Stearns Asset Backed Securities I Trust 2005-EC1
1.24% (1 Month LIBOR USD + 0.78%), 11/25/2035, Series 2005-EC1, Class M3(2)		7,530	7,511
Bear Stearns Asset Backed Securities I Trust 2007-HE2
0.62% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(2)		4,547	4,501
Benefit Street Partners CLO IV Ltd.
1.80% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/20/2032, Series 2014-IVA, Class A2AR(1)(2)		9,595	9,477
Benefit Street Partners CLO X Ltd.
1.46% (3 Month LIBOR USD + 1.21%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)		12,795	12,723
Benefit Street Partners CLO XX Ltd.
1.41% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)		6,155	6,078
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B(1)		12,175	11,634
Birch Grove CLO 2 Ltd.
1.51% (3 Month LIBOR USD + 1.26%, 1.26% Floor), 10/19/2034, Series 2021-2A, Class A1(1)(2)		4,000	3,977
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(1)(5)		1,011	943
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(1)		1,580	1,558
Brex Commercial Charge Card Master Trust
2.09%, 07/15/2024, Series 2021-1, Class A(1)		3,335	3,297
BSPRT 2021-FL7 Issuer Ltd.
1.72% (1 Month LIBOR USD + 1.32%, 1.32% Floor), 12/15/2038, Series 2021-FL7, Class A(1)(2)		5,680	5,642
BSPRT 2022-FL8 Issuer Ltd.
1.55% (30-day Average SOFR + 1.50%, 1.50% Floor), 02/15/2037, Series 2022-FL8, Class A(1)(2)		9,260	9,197
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)		2,859	2,659
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025, Series 2018-1, Class D		2,050	2,068
Capitalsource Real Estate Loan Trust
0.88% (3 Month LIBOR USD + 0.65%), 01/20/2037, Series 2006-1A, Class C(1)(2)		2,999	2,684
0.98% (3 Month LIBOR USD + 0.75%), 01/20/2037, Series 2006-1A, Class D(1)(2)		1,200	1,093
1.08% (3 Month LIBOR USD + 0.85%), 01/20/2037, Series 2006-1A, Class E(1)(2)		700	377
Carlyle US CLO 2021-1 Ltd.
1.38% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		1,750	1,744
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025, Series 2019-2, Class D		2,055	2,067
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026, Series 2019-3, Class D		1,120	1,112
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026, Series 2020-1, Class D		2,622	2,596
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D		1,510	1,483
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D		1,875	1,781
Carmax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D		825	770
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D		2,010	1,886
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D		1,235	1,183
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C		4,645	4,489
Carvana Auto Receivables Trust 2021-N4
1.72%, 09/11/2028, Series 2021-N4, Class C		2,540	2,467
2.30%, 09/11/2028, Series 2021-N4, Class D		5,760	5,525
Carvana Auto Receivables Trust 2021-P3
1.93%, 10/12/2027, Series 2021-P3, Class C		4,125	3,811
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C		2,720	2,559
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(1)		3,520	3,173
CBAM 2019-9 Ltd.
1.52% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)		12,395	12,353
Centex Home Equity Loan Trust 2005-B
1.10% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(2)		4,380	4,346
Centex Home Equity Loan Trust 2005-D
1.42% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(2)		2,131	2,103
CHEC Loan Trust 2004-2
1.42% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(2)		1,095	1,083
CIFC Funding 2015-IV Ltd.
1.32% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)		19,600	19,441
CIFC Funding 2017-III Ltd.
1.47% (3 Month LIBOR USD + 1.22%), 07/20/2030, Series 2017-3A, Class A1(1)(2)		500	499
CIFC Funding 2019-V Ltd.
1.38% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1(1)(2)		3,350	3,329
CIFC Funding 2021-VII Ltd.
1.26% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1(1)(2)		11,700	11,633
CIT Mortgage Loan Trust 2007-1
1.96% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 10/25/2037, Series 2007-1, Class 1M1(1)(2)		2,000	2,004
Citigroup Mortgage Loan Trust 2007-AHL1
0.60% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036, Series 2007-AHL1, Class A2B(2)		279	278
Citigroup Mortgage Loan Trust, Inc.
1.09% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(2)		1,949	1,883
1.36% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(2)		7,900	7,686
1.36% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(2)		14,327	13,492
CLI Funding VI LLC
2.07%, 10/18/2045, Series 2020-3A, Class A(1)		3,827	3,554
CLI Funding VIII LLC
1.64%, 02/18/2046, Series 2021-1A, Class A(1)		4,040	3,668
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(1)		480	455
College Avenue Student Loans 2018-A LLC
1.66% (1 Month LIBOR USD + 1.20%), 12/26/2047, Series 2018-A, Class A1(1)(2)		1,431	1,417
4.13%, 12/26/2047, Series 2018-A, Class A2(1)		1,951	1,937
College Avenue Student Loans LLC
2.11% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)		2,684	2,711
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(1)		2,074	1,908
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5		734	185
8.06%, 09/01/2029, Series 2000-1, Class A5(4)		13,024	3,611
8.31%, 05/01/2032, Series 2000-4, Class A6(4)		8,505	2,230
Conseco Financial Corp.
7.70%, 05/15/2027(4)		4,021	3,833
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051, Series 2018-1, Class A(1)		636	638
CoreVest American Finance 2018-2 Trust
4.03%, 11/15/2052, Series 2018-2, Class A(1)		12,384	12,450
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)		1,943	1,897
3.16%, 10/15/2052, Series 2019-3, Class B(1)		1,470	1,390
Corevest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(1)		1,525	1,365
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C(1)		3,100	2,678
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D(1)		1,630	1,461
Countrywide Asset-Backed Certificates
0.64% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(2)		28,644	27,494
0.68% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(2)		25,730	23,926
0.68% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(2)		8,446	8,123
0.69% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 04/25/2047, Series 2006-20, Class 2A4(2)		20,739	19,422
0.71% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(2)		889	870
0.75% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(2)		6,990	6,825
0.94% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(2)		1,973	1,928
0.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4(2)		22,336	21,570
1.04% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(2)		1,000	903
1.09% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(2)		23,500	22,736
1.19% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 02/25/2036, Series 2005-12, Class M2(2)		911	910
1.43% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2(2)		5,208	5,141
1.88% (1 Month LIBOR USD + 1.43%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(2)		4,794	4,730
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023, Series 2017-D, Class D(1)		51	51
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024, Series 2018-B, Class D(1)		583	587
CPS Auto Receivables Trust 2020-C
1.71%, 08/17/2026, Series 2020-C, Class C(1)		1,070	1,067
Credit Acceptance Auto Loan Trust 2019-1
3.94%, 06/15/2028, Series 2019-1A, Class C(1)		8,287	8,304
Credit Acceptance Auto Loan Trust 2020-2
2.73%, 11/15/2029, Series 2020-2A, Class C(1)		1,935	1,906
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(1)		2,360	2,226
Credit Acceptance Auto Loan Trust 2021-4
1.94%, 02/18/2031, Series 2021-4, Class C(1)		5,235	4,958
Credit-Based Asset Servicing & Securitization LLC
0.76% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(2)		11,885	11,050
1.24% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1(2)		3,871	3,727
Crown City CLO III
1.42% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A(1)(2)		250	247
CVS Pass-Through Trust
6.94%, 01/10/2030		851	952
CWABS Asset-Backed Certificates Trust 2005-7
1.51% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 11/25/2035, Series 2005-7, Class MV4(2)		189	189
CWABS Revolving Home Equity Loan Trust Series 2004-T )
0.64% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(2)		3,867	3,811
CWABS, Inc. Asset-backed Certificates Series 2007-12
1.20% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(2)		3,829	3,730
CWHEQ Revolving Home Equity Loan Resuritization Trust Series 2006-RES
0.59% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 16.00% Cap), 05/15/2035, Series 2006-RES, Class 5B1B(1)(2)		333	330
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(1)		2,108	2,114
4.35%, 05/20/2049, Series 2019-1A, Class A23(1)		3,670	3,667
Dell Equipment Finance Trust 2020-2
1.37%, 01/22/2024, Series 2020-2, Class C(1)		4,930	4,851
1.92%, 03/23/2026, Series 2020-2, Class D(1)		500	495
Diameter Capital CLO 1 Ltd.
1.48% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 07/15/2036, Series 2021-1A, Class A1A(1)(2)		4,390	4,380
Diameter Capital CLO 3 Ltd.
1.69% (3 Month Term SOFR + 1.39%, 1.39% Floor), 04/15/2037, Series 2022-3A, Class A1A(1)(2)		4,770	4,750
Domino’s Pizza Master Issuer LLC
2.66%, 04/25/2051, Series 2021-1A, Class A2I(1)		11,538	10,697
3.67%, 10/25/2049, Series 2019-1A, Class A2(1)		6,363	6,100
4.12%, 07/25/2047, Series 2017-1A, Class A23(1)		4,176	4,141
4.33%, 07/25/2048, Series 2018-1A, Class A2II(1)		2,409	2,408
Drive Auto Receivables Trust
4.30%, 09/16/2024, Series 2018-3, Class D		992	998
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026, Series 2018-5, Class D		2,685	2,714
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D		3,178	3,205
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D		6,530	6,289
Dryden 30 Senior Loan Fund
1.33% (3 Month LIBOR USD + 0.82%), 11/15/2028, Series 2013-30A, Class AR(1)(2)		1,073	1,066
Dryden 36 Senior Loan Fund
1.26% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)		9,703	9,656
Dryden 83 CLO Ltd.
1.46% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 01/18/2032, Series 2020-83A, Class A(1)(2)		1,250	1,247
Dryden 86 CLO Ltd.
1.34% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/17/2034, Series 2020-86A, Class A1R(1)(2)		8,050	8,003
Dryden XXVI Senior Loan Fund
1.14% (3 Month LIBOR USD + 0.90%), 04/15/2029, Series 2013-26A, Class AR(1)(2)		4,315	4,291
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024, Series 2018-2A, Class D(1)		314	315
DT Auto Owner Trust 2019-3
2.96%, 04/15/2025, Series 2019-3A, Class D(1)		1,635	1,640
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026, Series 2020-3A, Class C(1)		3,850	3,781
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(1)		2,650	2,519
DT Auto Owner Trust 2021-2
1.50%, 02/16/2027, Series 2021-2A, Class D(1)		2,250	2,130
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027, Series 2021-4A, Class D(1)		6,980	6,549
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D(1)		11,305	10,959
Eaton Vance CLO 2014-1R Ltd.
1.73% (3 Month LIBOR USD + 1.49%), 07/15/2030, Series 2014-1RA, Class A2(1)(2)		1,000	996
Eaton Vance CLO 2019-1 Ltd.
1.34% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 04/15/2031, Series 2019-1A, Class AR(1)(2)		23,000	22,711
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(1)		259	215
ECMC Group Student Loan Trust
1.46% (1 Month LIBOR USD + 1.00%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)		892	892
ECMC Group Student Loan Trust 2017-2
1.51% (1 Month LIBOR USD + 1.05%), 05/25/2067, Series 2017-2A, Class A(1)(2)		7,345	7,382
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C(1)		633	594
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(1)		1,922	1,896
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B(1)(4)		605	568

Ellington Loan Acquisition Trust 2007-1
1.56% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)		737	728
Elmwood CLO 15 Ltd.
0.00% (3 Month Term SOFR + 1.34%), 04/22/2035, Series 2022-2A, Class A1(1)(2)(3)		11,210	11,210
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(1)		3,090	3,142
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D		1,175	1,153
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D		2,515	2,415
Fieldstone Mortgage Investment Trust Series 2006-3
0.47% (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(2)		4,530	4,276
First Franklin Mortgage Loan Trust 2002-FF4
1.36% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(2)		3,878	3,822
First Franklin Mortgage Loan Trust 2003-FFH2
1.88% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(2)		5,197	5,176
First Franklin Mortgage Loan Trust 2004-FF7
2.63% (1 Month LIBOR USD + 2.18%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(2)		854	880
First Franklin Mortgage Loan Trust 2006-FF11
0.82% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2(2)		26,104	24,982
First Franklin Mortgage Loan Trust 2006-FF16
0.88% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(2)		5,566	2,962
First Franklin Mortgage Loan Trust 2006-FF17
0.61% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(2)		3,381	3,239
First Franklin Mortgage Loan Trust 2006-FF2
1.06% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(2)		10,205	9,703
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024, Series 2018-1A, Class D(1)		291	292
First Investors Auto Owner Trust 2019-2
2.71%, 12/15/2025, Series 2019-2A, Class C(1)		1,254	1,257
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D(1)		2,875	2,799
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D(1)		1,590	1,479
2.79%, 08/17/2037, Series 2020-SFR1, Class E(1)		805	751
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(1)		4,795	4,320
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(1)		3,380	2,985
2.36%, 09/17/2038, Series 2021-SFR2, Class E2(1)		2,000	1,760
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024, Series 2018-1, Class D(1)		1,285	1,297
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024, Series 2018-2, Class D(1)		1,580	1,603
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(1)		2,235	2,213
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(1)		8,135	7,838
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(1)		1,480	1,389
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(1)		3,085	2,890
Flagship Credit Auto Trust 2021-4
1.96%, 12/15/2027, Series 2021-4, Class C(1)		5,215	4,952
Flatiron CLO 19 Ltd.
1.54% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR(1)(2)		500	496
Ford Auto Securitization Trust
2.47%, 02/15/2025, Series 2019-BA, Class A3(1)	CAD	4,925	3,957
2.55%, 09/15/2024, Series 2019-AA, Class A3(1)		5,104	4,100
2.76%, 04/15/2028, Series 2020-AA, Class C(1)		290	224
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/2024, Series 2020-B, Class A3		$7,907	7,849
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		9,560	9,415
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		17,415	17,001
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	3,917
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)		4,890	4,622
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)		3,280	3,075
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(1)		885	859
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(1)		3,655	3,431
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D(1)		3,290	3,151
Fremont Home Loan Trust 2003-1
1.73% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1(2)		2,132	2,108
Fremont Home Loan Trust 2004-4
1.25% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(2)		23,748	23,071
Fremont Home Loan Trust 2004-C
1.43% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(2)		7,778	7,595
Fremont Home Loan Trust 2005-1
1.61% (1 Month LIBOR USD + 1.16%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(2)		3,072	2,818
Fremont Home Loan Trust 2005-2
1.21% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(2)		2,563	2,534
Fremont Home Loan Trust 2005-C
1.39% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(2)		6,749	6,271
FRTKL 2021-SFR1
2.37%, 09/17/2038, Series 2021-SFR1, Class E1(1)		1,420	1,273
2.52%, 09/17/2038, Series 2021-SFR1, Class E2(1)		1,190	1,063
FS Rialto 2022-Fl4 Issuer LLC
2.20% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A(1)(2)		6,401	6,402
Gallatin CLO IX 2018-1 Ltd.
1.31% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028, Series 2018-1A, Class A(1)(2)		7,141	7,139
Gallatin CLO VIII 2017-1 Ltd.
1.18% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R(1)(2)		34,600	34,518
Generate CLO 5 Ltd.
1.44% (3 Month LIBOR USD + 1.18%), 10/22/2031, Series 5A, Class A(1)(2)		500	498
Generate CLO 6 Ltd.
1.45% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/22/2035, Series 6A, Class A1R(1)(2)		750	744
Generate CLO 7 Ltd.
1.63% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 01/22/2033, Series 7A, Class A1(1)(2)		1,400	1,394
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027, Series 2021-4A, Class D(1)		15,090	14,004
GLS Auto Receivables Trust
1.42%, 04/15/2027, Series 2021-2A, Class D(1)		5,235	4,869
GM Financial Automobile Leasing Trust 2020-3
1.11%, 10/21/2024, Series 2020-3, Class C		2,675	2,640
GM Financial Consumer Automobile Receivables Trust 2019-4
1.75%, 07/16/2024, Series 2019-4, Class A3		2,128	2,130
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3		6,540	6,413
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3		16,035	15,543
GM Financial Leasing Trust
1.01%, 07/21/2025, Series 2021-1, Class D		3,055	2,955
GMF Floorplan Owner Revolving Trust
1.31%, 10/15/2025, Series 2020-2, Class C(1)		3,040	2,945
1.48%, 08/15/2025, Series 2020-1, Class C(1)		735	721
3.30%, 04/15/2026, Series 2019-2, Class C(1)		6,875	6,868
Goldentree Loan Management US CLO 10 Ltd.
1.35% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/20/2034, Series 2021-10A, Class A(1)(2)		1,000	989
GoldenTree Loan Opportunities IX Ltd.
1.41% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)		10,710	10,681
Golub Capital Partners CLO 51M Ltd.
1.87% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)		25,300	25,011
Golub Capital Partners CLO 55B Ltd.
1.45% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A(1)(2)		3,990	3,956
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
1.58% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		1,900	1,885
GSAMP Trust 2005-AHL
1.43% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(2)		4,215	4,130
GSAMP Trust 2007-FM2
0.52% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(2)		1,667	1,165
Gulf Stream Meridian 3 Ltd.
1.56% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 04/15/2034, Series 2021-IIIA, Class A1(1)(2)		3,200	3,191
Gulf Stream Meridian 4 Ltd.
1.44% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/15/2034, Series 2021-4A, Class A1(1)(2)		1,250	1,247
Gulf Stream Meridian 7 Ltd.
1.66% (3 Month Term SOFR + 1.36%, 1.36% Floor), 07/15/2035, Series 2022-7A, Class A1(1)(2)		18,270	18,201
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(1)		4,754	4,312
4.96%, 06/20/2048, Series 2018-1A, Class A2II(1)		4,159	4,180
Harley Marine Financing LLC
5.68%, 05/15/2043, Series 2018-1A, Class A2(1)		704	679
Harvest CLO XXI DAC
0.76% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)	EUR	34,400	37,388
1.04%, 07/15/2031, Series 21A, Class A2R(1)		4,100	4,398
Harvest SBA Loan Trust 2018-1
2.44% (1 Month LIBOR USD + 2.25%), 08/25/2044, Series 2018-1, Class A(1)(2)		$4,457	4,412
Highbridge Loan Management 7-2015 Ltd.
1.69% (3 Month LIBOR USD + 1.18%), 03/15/2027, Series 7A-2015, Class BR(1)(2)		1,730	1,725
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)		79	78
2.96%, 12/26/2028, Series 2017-AA, Class B(1)		36	36
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C(1)		200	195
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(1)		1,238	1,156
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(1)		1,208	1,103
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E(1)		827	744
Home Partners of America 2021-2 Trust
2.85%, 12/17/2026, Series 2021-2, Class E1(1)		8,740	7,932
2.95%, 12/17/2026, Series 2021-2, Class E2(1)		4,370	3,962
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)		16,647	15,835
Honda Auto Receivables 2019-4 Owner Trust
1.83%, 01/18/2024, Series 2019-4, Class A3		905	907
Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024, Series 2020-1, Class A3		6,619	6,615
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3		7,490	7,396
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3		10,365	10,148
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(1)		1,245	1,110
HPEFS Equipment Trust
2.00%, 07/22/2030, Series 2020-2A, Class C(1)		1,030	1,025
2.40%, 11/20/2029, Series 2022-1A, Class D(1)		3,390	3,243
HPEFS Equipment Trust 2019-1
2.49%, 09/20/2029, Series 2019-1A, Class C(1)		778	780
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030, Series 2020-1A, Class D(1)		1,900	1,887
HPEFS Equipment Trust 2021-1
1.03%, 03/20/2031, Series 2021-1A, Class D(1)		1,775	1,691
Huntington CDO Ltd.
0.82% (3 Month LIBOR USD + 0.50%), 11/05/2040, Series 2005-1A, Class A2(1)(2)		10,262	9,985
Invitation Homes 2018-SFR1 Trust
1.39% (1 Month LIBOR USD + 0.95%), 03/17/2037, Series 2018-SFR1, Class B(1)(2)		7,699	7,635
Invitation Homes 2018-SFR2 Trust
1.48% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 06/17/2037, Series 2018-SFR2, Class B(1)(2)		1,740	1,725
Invitation Homes 2018-SFR3 Trust
1.59% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 07/17/2037, Series 2018-SFR3, Class B(1)(2)		215	213
IXIS Real Estate Capital Trust 2005-HE2
1.43% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(2)		5,430	5,348
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
1.10% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(2)		7,044	6,716
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
1.00% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(2)		8,467	7,927
JP Morgan Mortgage Acquisition Trust 2006-CW1
0.89% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(2)		11,322	10,492
JP Morgan Mortgage Acquisition Trust 2006-WMC4
0.58% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(2)		20,437	12,346
0.61% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(2)		18,613	11,295
JP Morgan Mortgage Acquisition Trust 2007-CH3
0.72% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(2)		15,928	15,731
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(1)		2,955	2,689
KKR CLO 29 Ltd.
1.74% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)		8,540	8,498
KREF 2022-FL3 Ltd.
1.78% (1 Month Term SOFR + 1.45%, 1.45% Floor), 02/17/2039, Series 2022-FL3, Class A(1)(2)		10,000	9,932
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(1)		5,729	5,482
LCM XVII LP
1.37% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR(1)(2)		1,500	1,496
Lehman XS Trust 2007-6
0.88% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(2)		8,398	7,338
LoanCore 2019-CRE2 Issuer Ltd.
1.53% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 05/15/2036, Series 2019-CRE2, Class A(1)(2)		1,076	1,075
LoanCore 2022-CRE7 Issuer Ltd.
1.60% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A(1)(2)		10,000	9,932
Long Beach Mortgage Loan Trust 2004-6
1.66% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(2)		20,328	19,480
Long Beach Mortgage Loan Trust 2005-WL2
1.24% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(2)		10,000	9,866
Long Beach Mortgage Loan Trust 2006-WL1
1.09% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(2)		15,000	14,543
Madison Park Funding XLVII Ltd.
2.10% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 01/19/2034, Series 2020-47A, Class B(1)(2)		500	494
Madison Park Funding XVIII Ltd.
1.20% (3 Month LIBOR USD + 0.94%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR(1)(2)		5,185	5,166
Madison Park Funding XXVI Ltd.
1.50% (3 Month LIBOR USD + 1.20%), 07/29/2030, Series 2017-26A, Class AR(1)(2)		2,940	2,939
Madison Park Funding XXXIII Ltd.
1.45% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR(1)(2)		14,360	14,267
Madison Park Funding XXXIX Ltd.
1.78% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/22/2034, Series 2021-39A, Class B(1)(2)		25,900	25,720
Magnetite XXV Ltd.
1.46% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)		18,000	17,923
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(1)		5,283	4,940
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(1)		1,078	1,005
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(1)		16,024	14,819
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C(1)		1,120	1,060
Marlette Funding Trust 2021-3
1.81%, 12/15/2031, Series 2021-3A, Class C(1)		2,145	1,984
MASTR Asset Backed Securities Trust 2004-WMC1
1.24% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(2)		1,079	1,073
MASTR Specialized Loan Trust
0.98% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)		526	511
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(1)		4,880	4,735

4.21%, 03/20/2026, Series 2021-1A, Class C(1)	5,000	4,888
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(1)(5)	1,554	1,260
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
0.70% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037, Series 2007-2, Class A2C(2)	2,291	1,901
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
1.46% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(2)	16,320	15,673
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
0.60% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 08/25/2037, Series 2006-OPT1, Class A1(2)	12,848	12,214
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(1)	3,202	2,631
MF1 2020-FL4 Ltd.
2.14% (1 Month Term SOFR + 1.81%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	29,500	29,611
MF1 2022-FL8 Ltd.
1.40% (30-day Average SOFR + 1.35%, 1.35% Floor), 02/19/2037, Series 2022-FL8, Class A(1)(2)	6,050	6,002
Midocean Credit CLO VIII
1.53% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)	27,400	27,154
Mission Lane Credit Card Master Trust
2.24%, 09/15/2026, Series 2021-A, Class B(1)	1,195	1,168
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
1.39% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(2)	1,569	1,540
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
0.59% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(2)	507	471
Morgan Stanley Capital I, Inc. Trust 2006-HE1
1.04% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(2)	6,681	6,545
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A(5)	12,807	4,181
Morgan Stanley Mortgage Loan Trust 2007-8XS
0.99% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(2)	20,176	8,491
1.00% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(2)	1,948	820
Mountain View CLO 2017-1 LLC
1.33% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	13,547	13,511
Mountain View CLO X Ltd.
1.06% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027, Series 2015-10A, Class AR(1)(2)	493	492
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(1)	370	363
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(1)	859	813
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C(1)	13,054	12,258
MVW Owner Trust 2017-1
2.75%, 12/20/2034, Series 2017-1A, Class B(1)	42	42
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(1)	231	225
Nassau 2017-I Ltd.
1.39% (3 Month LIBOR USD + 1.15%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	14,072	14,052
National Collegiate Student Loan Trust 2004-2
0.94% (1 Month LIBOR USD + 0.48%), 12/26/2033, Series 2004-2, Class A51(2)	634	634
National Collegiate Student Loan Trust 2005-3
0.49% (1 Month LIBOR USD + 0.29%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	5,694	5,595
Navient Private Education Loan Trust 2015-B
1.85% (1 Month LIBOR USD + 1.45%), 07/16/2040, Series 2015-BA, Class A3(1)(2)	12,320	12,343
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(1)	201	202
3.91%, 12/16/2058, Series 2017-A, Class B(1)	440	430
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(1)	1,108	1,114
Navient Private Education Loan Trust 2020-I
1.33%, 04/15/2069, Series 2020-IA, Class A1A(1)	9,395	8,812
1.40% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	16,197	16,044
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	695	698
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	334	336
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(1)	3,610	3,576
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(1)	3,840	3,816
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	3,714	3,643
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(1)	4,795	4,610
2.83%, 11/15/2068, Series 2020-CA, Class B(1)	4,665	4,386
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(1)	6,528	6,354
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(1)	4,380	4,235
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(1)	3,248	3,145
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(1)	3,689	3,522
2.24%, 05/15/2069, Series 2021-A, Class B(1)	360	330
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B(1)	1,680	1,469
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(1)	3,810	3,407
Navient Student Loan Trust 2014-3
1.08% (1 Month LIBOR USD + 0.62%), 03/25/2083, Series 2014-3, Class A(2)	243	241
Navient Student Loan Trust 2016-2
1.96% (1 Month LIBOR USD + 1.50%), 06/25/2065, Series 2016-2A, Class A3(1)(2)	6,200	6,256
Navient Student Loan Trust 2018-2
1.21% (1 Month LIBOR USD + 0.75%), 03/25/2067, Series 2018-2A, Class A3(1)(2)	15,000	14,795
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A(1)(5)	14,193	13,070
Nelnet Student Loan Trust 2014-2
1.31% (1 Month LIBOR USD + 0.85%), 07/27/2037, Series 2014-2A, Class A3(1)(2)	4,250	4,195
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX(1)	8,822	8,251
Neuberger Berman CLO XVI-S Ltd.
1.28% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)	18,770	18,504
Neuberger Berman Loan Advisers CLO 32 Ltd.
1.24% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)	15,740	15,698
Neuberger Berman Loan Advisers CLO 42 Ltd.
1.34% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A(1)(2)	550	547
Neuberger Berman Loan Advisers CLO 43 Ltd.
1.37% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)	29,715	29,526
New Century Home Equity Loan Trust 2005-1
1.13% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(2)	5,541	5,536
New Century Home Equity Loan Trust Series 2005-D
1.16% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2(2)	10,390	9,128
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024, Series 2019-C, Class A3	2,911	2,917
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	5,780	5,755
Nissan Auto Receivables 2020-B Owner Trust
0.55%, 07/15/2024, Series 2020-B, Class A3	3,730	3,707
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
1.07% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 02/25/2036, Series 2006-HE1, Class M1(2)	921	919
OCP CLO 2014-7 Ltd.
1.37% (3 Month LIBOR USD + 1.12%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)	14,635	14,587
OCP CLO 2020-19 Ltd.
1.40% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR(1)(2)	12,450	12,296
Octagon Investment Partners 29 Ltd.
1.44% (3 Month LIBOR USD + 1.18%), 01/24/2033, Series 2016-1A, Class AR(1)(2)	7,880	7,883
Octagon Investment Partners 43 Ltd.
1.91% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/25/2032, Series 2019-1A, Class A2(1)(2)	1,250	1,243
OHA Credit Funding 3 Ltd.
1.39% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)	8,770	8,689
OHA Credit Funding 4 Ltd.
1.41% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/22/2036, Series 2019-4A, Class AR(1)(2)	750	741
OHA Credit Funding 6 Ltd.
1.39% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/20/2034, Series 2020-6A, Class AR(1)(2)	6,730	6,656
OHA Credit Funding 7 Ltd.
0.00% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR(1)(2)(3)	330	329
OHA Credit Partners XVI
1.31% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/18/2034, Series 2021-16A, Class A(1)(2)	6,680	6,611
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028, Series 2015-3A, Class B(1)	78	78
OneMain Financial Issuance Trust 2016-3
3.83%, 06/18/2031, Series 2016-3A, Class A(1)	195	195
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029, Series 2018-1A, Class D(1)	1,220	1,219
OneMain Financial Issuance Trust 2018-2
3.57%, 03/14/2033, Series 2018-2A, Class A(1)	2,256	2,257
4.04%, 03/14/2033, Series 2018-2A, Class C(1)	1,015	1,007
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031, Series 2019-1A, Class D(1)	3,360	3,365
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	3,465	3,215
OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032, Series 2020-1A, Class B(1)	2,425	2,452
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(1)	3,300	2,918
Option One Mortgage Loan Trust 2004-2
1.25% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(2)	5,654	5,560
Option One Mortgage Loan Trust 2005-2
1.12% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 05/25/2035, Series 2005-2, Class M1(2)	197	196
Option One Mortgage Loan Trust 2006-1
0.90% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 01/25/2036, Series 2006-1, Class 1A1(2)	641	640
1.06% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(2)	10,019	9,963
Option One Mortgage Loan Trust 2006-3
0.60% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(2)	17,179	12,701
Option One Mortgage Loan Trust 2007-4
0.64% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(2)	15,502	10,323
OZLM VII Ltd.
1.25% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)	6,310	6,277
OZLM VIII Ltd.
1.22% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 10/17/2029, Series 2014-8A, Class A1R3(1)(2)	37,358	37,177
1.89% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/17/2029, Series 2014-8A, Class A2R3(1)(2)	2,955	2,943
Pagaya AI Debt Selection Trust 2021-5
1.53%, 08/15/2029, Series 2021-5, Class A(1)	41,520	40,582
Palmer Square CLO 2020-3 Ltd.
1.59% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/15/2031, Series 2020-3A, Class A1AR(1)(2)	26,020	25,882
Palmer Square CLO 2021-2 Ltd.
1.39% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020	8,930
Palmer Square CLO 2021-4 Ltd.
1.31% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)	22,275	22,035
Palmer Square Loan Funding 2019-1 Ltd.
1.90% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 04/20/2027, Series 2019-1A, Class A2(1)(2)	1,750	1,747
Palmer Square Loan Funding 2019-4 Ltd.
1.16% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 10/24/2027, Series 2019-4A, Class A1(1)(2)	584	582
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
1.24% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(2)	8,000	7,686
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049, Series 2019-1A, Class A2(1)	777	731
4.67%, 09/05/2048, Series 2018-1A, Class A2II(1)	4,256	4,232
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024, Series 2018-1A, Class C(1)	759	760
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(1)	3,270	3,229
PRET 2021-NPL5 LLC
2.49%, 10/25/2051, Series 2021-NPL5, Class A1(1)(5)	27,451	26,561
PRET 2021-RN3 LLC
1.84%, 09/25/2051, Series 2021-RN3, Class A1(1)(5)	37,703	35,967
PRET 2022-RN1 LLC
3.72%, 07/25/2051, Series 2022-RN1, Class A1(1)(5)	24,809	24,343
Progress Residential 2019-SFR2 Trust
3.79%, 05/17/2036, Series 2019-SFR2, Class D(1)	2,165	2,120
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(1)	1,915	1,850
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(1)	345	316
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	545	490
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A(1)	11,973	11,068
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	4,365	3,957
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	1,815	1,622
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(1)	1,510	1,346
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(1)	955	860
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(1)	640	575
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(1)	2,185	1,951
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(1)	545	483
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(1)	3,970	3,482
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(1)	1,035	903
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	1,130	984
3.01%, 11/17/2040, Series 2021-SFR9, Class E2(1)	615	533
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(1)	2,730	2,419
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(1)	1,375	1,214
RAAC Series 2006-RP4 Trust
1.28% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)	11,258	11,108
Rad CLO 15 Ltd.
1.34% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A(1)(2)	5,310	5,300
RAMP Series 2005-RS5 Trust
1.48% (1 Month LIBOR USD + 0.68%, 1.02% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(2)	500	495
RASC Series 2005-KS10 Trust
1.12% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(2)	3,565	3,547
RASC Series 2006-KS9 Trust
0.62% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036, Series 2006-KS9, Class AI3(2)(6)	0	0
RASC Series 2007-KS3 Trust
0.80% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(2)	31,151	30,189
Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A(1)	1,326	1,289
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C(1)	795	748
Rockford Tower CLO 2017-3 Ltd.
1.44% (3 Month LIBOR USD + 1.19%), 10/20/2030, Series 2017-3A, Class A(1)(2)	7,100	7,082
Rockford Tower CLO 2019-2 Ltd.
1.58% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR(1)(2)	13,850	13,713
Rockford Tower CLO 2021-1 Ltd.
1.42% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)	25,790	25,520
RR 3 Ltd.
1.33% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/15/2030, Series 2018-3A, Class A1R2(1)(2)	3,040	3,033
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025, Series 2018-4, Class D	2,526	2,544
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024, Series 2018-5, Class D	1,269	1,276
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025, Series 2019-1, Class D	8,830	8,879
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025, Series 2019-3, Class D	4,095	4,110
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C	840	849
5.35%, 03/15/2028, Series 2020-1, Class D	7,195	7,370
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	595	579
Santander Drive Auto Receivables Trust 2021-1
1.13%, 11/16/2026, Series 2021-1, Class D	3,280	3,142
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D	9,445	9,044
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027, Series 2021-4, Class D	6,305	5,962
Santander Retail Auto Lease Trust 2019-B
3.31%, 06/20/2024, Series 2019-B, Class D(1)	6,610	6,648
Santander Retail Auto Lease Trust 2019-C
2.88%, 06/20/2024, Series 2019-C, Class D(1)	10,280	10,317
Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(1)	8,685	8,283
Saxon Asset Securities Trust 2006-1
0.92% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(2)	1,221	1,209
Saxon Asset Securities Trust 2007-2
0.66% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(2)	19,872	18,140
Saxon Asset Securities Trust 2007-3
0.77% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(2)	18,396	17,914
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	340	317
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D(1)	2,740	2,663
Securitized Asset Backed Receivables LLC Trust 2004-OP1
1.22% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(2)	10,496	10,408
Securitized Asset Backed Receivables LLC Trust 2005-HE1
1.10% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(2)	2,995	2,815
Securitized Asset Backed Receivables LLC Trust 2006-CB5
0.74% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(2)	4,349	3,252
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(1)	641	580
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(1)	782	780
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C(1)	1,463	1,437
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C(1)	996	972
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	3,004	2,858
1.79%, 11/20/2037, Series 2021-1A, Class C(1)	833	800
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042, Series 2017-1, Class A(1)	15,239	12,911
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(1)	9,464	8,665
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(4)	1,754	1,713
SLM Private Credit Student Loan Trust 2005-B
1.16% (3 Month LIBOR USD + 0.33%), 06/15/2039, Series 2005-B, Class A4(2)	5,694	5,488
SLM Student Loan Trust 2003-7
2.03% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	7,222	7,164
SLM Student Loan Trust 2005-4
43% (3 Month LIBOR USD + 0.17%), 07/25/2040, Series 2005-4, Class A4(2)	11,000	10,490
SLM Student Loan Trust 2006-10
0. 48% (3 Month LIBOR USD + 0.22%), 03/25/2044, Series 2006-10, Class B(2)	1,667	1,535
SLM Student Loan Trust 2007-2
0. 43% (3 Month LIBOR USD + 0.17%), 07/25/2025, Series 2007-2, Class B(2)	6,950	6,000
SLM Student Loan Trust 2007-7
0.59% (3 Month LIBOR USD + 0.33%), 12/30/2022, Series 2007-7, Class A4(2)	2,039	1,991
SLM Student Loan Trust 2008-2
1.01% (3 Month LIBOR USD + 0.75%), 04/25/2023, Series 2008-2, Class A3(2)	6,932	6,807
SLM Student Loan Trust 2008-5
1.96% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023, Series 2008-5, Class A4(2)	3,044	3,055
2.11% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(2)	7,350	7,274
SLM Student Loan Trust 2008-6
1.36% (3 Month LIBOR USD + 1.10%), 07/25/2023, Series 2008-6, Class A4(2)	10,514	10,357
SLM Student Loan Trust 2008-7
1.16% (3 Month LIBOR USD + 0.90%), 07/25/2023, Series 2008-7, Class A4(2)	8,186	8,101
SLM Student Loan Trust 2012-1
1.41% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(2)	10,474	10,281
SLM Student Loan Trust 2012-2
1.16% (1 Month LIBOR USD + 0.70%), 01/25/2029, Series 2012-2, Class A(2)	12,205	11,844
SLM Student Loan Trust 2012-7
1.11% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(2)	4,097	4,004
2.26% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(2)	2,220	2,204
SLM Student Loan Trust 2014-1
1.06% (1 Month LIBOR USD + 0.60%), 02/26/2029, Series 2014-1, Class A3(2)	2,448	2,374
SMB Private Education Loan Trust 2015-B
2.15% (1 Month LIBOR USD + 1.75%), 05/17/2032, Series 2015-B, Class A3(1)(2)	1,617	1,618
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(1)	1,295	1,268
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(1)	160	159
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(1)	926	910
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(1)	287	283
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(1)	838	833
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(1)	1,667	1,632
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(1)	8,578	8,601
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(1)	3,623	3,597
4.00%, 07/15/2042, Series 2018-B, Class B(1)	285	271
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(1)	8,579	8,621
4.00%, 11/17/2042, Series 2018-C, Class B(1)	770	768
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(1)	5,811	5,818
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(1)	5,496	5,424
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(1)	10,487	10,119
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(1)	6,678	6,318
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(1)	9,853	9,060
SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027, Series 2018-4, Class C(1)	577	579
SoFi Consumer Loan Program 2019-1 Trust
3.73%, 02/25/2028, Series 2019-1, Class C(1)	2,533	2,538
SoFi Consumer Loan Program 2019-2 Trust
3.46%, 04/25/2028, Series 2019-2, Class C(1)	2,119	2,127
SoFi Consumer Loan Program 2019-3 Trust
3.35%, 05/25/2028, Series 2019-3, Class C(1)	4,925	4,938
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029, Series 2020-1, Class A(1)	337	337
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D(1)	925	869
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037, Series 2016-B, Class B(1)	195	196
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037, Series 2016-C, Class B(1)(4)	310	311
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039, Series 2016-D, Class B(1)(4)	490	491
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040, Series 2016-E, Class B(1)(4)	1,600	1,606
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040, Series 2017-A, Class C(1)(4)	1,030	1,042
SoFi Professional Loan Program 2017-C LLC
1.06% (1 Month LIBOR USD + 0.60%), 07/25/2040, Series 2017-C, Class A1(1)(2)	715	714
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(1)	1,145	1,144
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(1)	695	689
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(1)	1,405	1,399
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(1)	1,875	1,885
Sound Point CLO XIV Ltd.
1.25% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/23/2029, Series 2016-3A, Class AR2(1)(2)	2,559	2,550
Sound Point CLO XV Ltd.
1.16% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)	2,582	2,569
Southwick Park CLO LLC
1.31% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 07/20/2032, Series 2019-4A, Class A1R(1)(2)	11,400	11,369
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
4.05%, 02/25/2037, Series 2006-BC2, Class A2C(5)	11,331	5,206
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
0.60% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 11/25/2037, Series 2006-BC5, Class A1(2)	11,549	10,101
Sprite 2017-1 Ltd.
4.25%, 12/15/2037, Series 2017-1, Class A(1)	6	5
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044, Series 2019-1A, Class A2(1)	7,215	7,248
Stratus CLO 2021-3 Ltd.
1.04% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 12/29/2029, Series 2021-3A, Class A(1)(2)	32,000	31,923
Structured Adjustable Rate Mortgage Loan Trust
2.86%, 02/25/2035, Series 2005-1, Class 1A1(4)	4,654	4,650
Structured Asset Investment Loan Trust 2004-8
1.36% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(2)	685	677
Structured Asset Investment Loan Trust 2005-HE2
1.21% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(2)	6,239	6,122
Structured Asset Mortgage Investments II Trust 2007-AR3
0.65% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(2)	19,510	18,588
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
1.46% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(2)	273	273
STWD 2019-FL1 Ltd.
1.50% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)	19,816	19,711
Symphony CLO XVII Ltd.
1.12% (3 Month LIBOR USD + 0.88%), 04/15/2028, Series 2016-17A, Class AR(1)(2)	2,144	2,139
Symphony CLO XX Ltd.
1.89% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)	11,220	11,161
Symphony CLO XXIII Ltd.
1.26% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 01/15/2034, Series 2020-23A, Class AR(1)(2)	14,200	14,175

Symphony CLO XXIV Ltd.
1.46% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class A(1)(2)	650	647
Symphony CLO XXVI Ltd.
1.33% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)	4,650	4,635
Taco Bell Funding LLC
1.95%, 08/25/2051, Series 2021-1A, Class A2I(1)	5,252	4,750
2.29%, 08/25/2051, Series 2021-1A, Class A2II(1)	9,127	8,138
Textainer Marine Containers VII Ltd.
1.68%, 02/20/2046, Series 2021-1A, Class A(1)	3,795	3,434
Theorem Funding Trust 2022-1
1.85%, 02/15/2028, Series 2022-1A, Class A(1)	6,733	6,652
TIF Funding II LLC
1.65%, 02/20/2046, Series 2021-1A, Class A(1)	3,989	3,580
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(1)(4)	248	247
Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024, Series 2020-C, Class A3	7,797	7,725
Toyota Auto Receivables 2021-A Owner Trust
0.16%, 07/17/2023, Series 2021-A, Class A2	1,542	1,540
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(1)	1,270	1,207
Tricon American Homes 2020-SFR1
2.55%, 07/17/2038, Series 2020-SFR1, Class D(1)	1,220	1,115
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(1)	1,855	1,658
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1(1)	1,760	1,610
2.89%, 07/17/2038, Series 2021-SFR1, Class E2(1)	4,695	4,318
Triton Container Finance VIII LLC
1.86%, 03/20/2046, Series 2021-1A, Class A(1)	7,906	7,153
Upstart Securitization Trust 2020-1
2.32%, 04/22/2030, Series 2020-1, Class A(1)	34	34
Upstart Securitization Trust 2021-5
1.31%, 11/20/2031, Series 2021-5, Class A(1)	5,086	4,863
Upstart Securitization Trust 2022-1
3.12%, 03/20/2032, Series 2022-1, Class A(1)	17,800	17,653
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(5)	2,440	2,374
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(5)	9,796	9,406
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(5)	11,824	11,285
Venture XIV CLO Ltd.
1.54% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)	15,039	14,975
Venture Xxv CLO Ltd.
1.27% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)	23,918	23,876
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(5)	1,823	1,766
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(5)	4,726	4,579
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(5)	4,219	4,053
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(5)	3,506	3,414
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(5)	6,884	6,657
Voya CLO 2020-1 Ltd.
1.94% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)	9,000	8,939
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.09%, 02/25/2037, Series 2007-HY1, Class 4A1(4)	6,597	6,451
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(1)	1,965	1,851
Wellfleet CLO 2017-2A Ltd.
1.31% (3 Month LIBOR USD + 1.06%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	6,592	6,592
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
1.36% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1(2)	1,110	1,096
Wendy’s Funding LLC
2.37%, 06/15/2051, Series 2021-1A, Class A2I(1)	5,043	4,485
2.78%, 06/15/2051, Series 2021-1A, Class A2II(1)	710	627
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023, Series 2018-3A, Class D(1)	306	307
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024, Series 2019-1A, Class D(1)	4,599	4,623
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(1)	1,030	1,011
Westlake Automobile Receivables Trust 2021-2
1.23%, 12/15/2026, Series 2021-2A, Class D(1)	5,075	4,817
Westlake Automobile Receivables Trust 2021-3
2.12%, 01/15/2027, Series 2021-3A, Class D(1)	9,200	8,780
Whitebox CLO II Ltd.
1.48% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 10/24/2034, Series 2020-2A, Class A1R(1)(2)	4,000	3,978
Wind River 2016-1 CLO Ltd.
1.89% (3 Month LIBOR USD + 1.65%), 07/15/2028, Series 2016-1A, Class BR(1)(2)	1,320	1,319
Wingstop Funding LLC
2.84%, 12/05/2050, Series 2020-1A, Class A2(1)	1,010	937
World Omni Auto Receivables Trust
1.64%, 08/17/2026, Series 2020-A, Class C	3,190	3,127

Total Asset-Backed Obligations (Cost: $3,390,026)		3,284,819

Corporate Bonds – 33.03%
Basic Materials – 0.81%
Alcoa Nederland Holding BV
5.50%, 12/15/2027(1)		2,745	2,841
Alpek SAB de CV
3.25%, 02/25/2031(1)		2,835	2,583
Anglo American Capital Plc
2.63%, 09/10/2030(1)		40,530	36,749
4.00%, 09/11/2027(1)		1,000	1,002
4.13%, 09/27/2022(1)		2,572	2,603
4.50%, 03/15/2028(1)		19,220	19,928
AngloGold Ashanti Holdings Plc
3.75%, 10/01/2030		272	254
ArcelorMittal SA
6.75%, 03/01/2041		12,270	14,511
Braskem Idesa SAPI
6.99%, 02/20/2032(1)		683	669
Braskem Netherlands Finance BV
4.50%, 01/31/2030(1)		5,210	5,042
5.88%, 01/31/2050(1)		4,892	4,853
8.50% (5 Year CMT Index + 8.22%), 01/23/2081(2)(18)		223	244
8.50% (5 Year CMT Index + 8.22%), 01/23/2081(1)(2)		694	761
CF Industries, Inc.
4.50%, 12/01/2026(1)		5,145	5,370
Commercial Metals Co.
4.38%, 03/15/2032		1,160	1,077
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030		3,205	3,082
CSN Resources SA
5.88%, 04/08/2032(1)		1,503	1,458
DuPont de Nemours, Inc.
4.49%, 11/15/2025		7,783	8,095
Ecolab, Inc.
2.75%, 08/18/2055		680	562
Equate Petrochemical BV
2.63%, 04/28/2028(1)		442	409
4.25%, 11/03/2026(18)		227	230
First Quantum Minerals Ltd.
6.88%, 10/15/2027(1)		7,600	7,961
FMC Corp.
3.45%, 10/01/2029		1,850	1,817
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(1)		8,085	7,648
Freeport-McMoRan, Inc.
4.38%, 08/01/2028		1,505	1,512
4.63%, 08/01/2030		1,010	1,033
5.40%, 11/14/2034		5,945	6,599
5.45%, 03/15/2043		1,215	1,361
Glencore Funding LLC
1.63%, 04/27/2026(1)		5,105	4,714
2.63%, 09/23/2031(1)		7,635	6,830
2.85%, 04/27/2031(1)		7,430	6,785
3.38%, 09/23/2051(1)		50	42
3.88%, 10/27/2027(1)		11,555	11,507
4.00%, 04/16/2025(1)		4,450	4,475
4.00%, 03/27/2027(1)		11,082	11,116
4.13%, 03/12/2024(1)		4,920	4,986
4.88%, 03/12/2029(1)		8,160	8,587
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/2030(1)		1,400	1,461
6.53%, 11/15/2028		200	222
6.53%, 11/15/2028(1)		1,800	1,999
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030(1)		14,250	12,720
5.00%, 09/26/2048		9,965	10,930
LYB International Finance III LLC
3.63%, 04/01/2051		631	571
4.20%, 10/15/2049		3,045	3,015
4.20%, 05/01/2050		580	573
MEGlobal Canada ULC
5.00%, 05/18/2025(1)		784	808
Newmont Corp.
2.25%, 10/01/2030		1,267	1,158
OCP SA
3.75%, 06/23/2031(18)		1,201	1,087
Orbia Advance Corp. SAB de CV
2.88%, 05/11/2031(1)		9,280	8,213
4.00%, 10/04/2027(1)		1,255	1,255
5.50%, 01/15/2048(18)		582	573
Sasol Financing USA LLC
4.38%, 09/18/2026		1,368	1,306
5.50%, 03/18/2031		763	712
5.88%, 03/27/2024		371	376
6.50%, 09/27/2028		384	390
Sherwin-Williams Co.
2.30%, 05/15/2030		662	605
Suzano Austria GmbH
3.13%, 01/15/2032		668	591
3.75%, 01/15/2031		6,703	6,311
5.75%, 07/14/2026(1)		443	475
Syngenta Finance NV
3.38%, 04/16/2026	EUR	1,200	1,352
4.44%, 04/24/2023(1)		$200	203
4.89%, 04/24/2025(1)		550	560
5.18%, 04/24/2028(1)		500	516
Vale Overseas Ltd.
6.25%, 08/10/2026		1,299	1,426
6.88%, 11/21/2036		1,132	1,365
Vedanta Resources Finance II Plc
8.95%, 03/11/2025(1)		1,471	1,431
Vedanta Resources Ltd.
6.13%, 08/09/2024(1)		396	347
Volcan Compania Minera SAA
4.38%, 02/11/2026(1)		1,290	1,235
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	2,159
3.38%, 08/15/2061		$3,521	2,864
3.60%, 08/15/2026		1,925	1,949

Total Basic Materials			270,054

Communications – 4.52%
Alibaba Group Holding Ltd.
3.40%, 12/06/2027		628	616
Altice Financing SA
3.00%, 01/15/2028	EUR	2,600	2,531
5.75%, 08/15/2029(1)		$7,503	6,821
Altice France SA
5.50%, 01/15/2028(1)		4,172	3,866
8.13%, 02/01/2027(1)		700	722
Amazon.com, Inc.
2.50%, 06/03/2050		755	630
2.88%, 05/12/2041		5,180	4,781
4.05%, 08/22/2047		1,751	1,905
AT&T, Inc.
1.65%, 02/01/2028		1,610	1,467
2.25%, 02/01/2032		7,580	6,721
2.30%, 06/01/2027		4,381	4,174
2.55%, 12/01/2033		49,116	43,637
2.75%, 06/01/2031		11,655	10,929
3.10%, 02/01/2043		4,469	3,858
3.30%, 02/01/2052		6,550	5,615
3.50%, 06/01/2041		6,252	5,756
3.50%, 02/01/2061		7,324	6,225
3.55%, 09/15/2055		25,000	22,049
3.65%, 06/01/2051		6,235	5,674
3.65%, 09/15/2059		1,717	1,506
3.80%, 12/01/2057		29,092	26,542
3.85%, 06/01/2060		8,533	7,638
4.30%, 02/15/2030		9,630	10,175
4.30%, 12/15/2042		5,329	5,376
4.35%, 03/01/2029		7,181	7,599
4.50%, 05/15/2035		1,637	1,734
4.50%, 03/09/2048		6,420	6,743
4.75%, 05/15/2046		1,950	2,118
5.25%, 03/01/2037		6,052	6,879
Axtel SAB de CV
6.38%, 11/14/2024(1)		779	795
Baidu, Inc.
2.88%, 07/06/2022		5,105	5,104
4.38%, 03/29/2028		1,192	1,208
Bharti Airtel Ltd.
3.25%, 06/03/2031(1)		3,955	3,655
Booking Holdings, Inc.
4.63%, 04/13/2030		12,515	13,574
C&W Senior Financing DAC
6.88%, 09/15/2027(1)		600	595
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(1)		10,269	9,319
4.25%, 01/15/2034(1)		16,910	14,686
4.50%, 08/15/2030(1)		1,660	1,558
4.50%, 05/01/2032		8,169	7,472
4.50%, 06/01/2033(1)		9,100	8,167
4.75%, 03/01/2030(1)		754	724
4.75%, 02/01/2032(1)		465	433
5.38%, 06/01/2029(1)		1,325	1,325
Charter Communications Operating LLC
2.25%, 01/15/2029		1,626	1,463
2.30%, 02/01/2032		18,270	15,617
2.80%, 04/01/2031		4,087	3,684
3.50%, 03/01/2042		6,100	5,043
3.70%, 04/01/2051		32,399	26,700
3.75%, 02/15/2028		6,703	6,619
3.85%, 04/01/2061		31,326	25,185

3.90%, 06/01/2052		13,259	11,181
3.95%, 06/30/2062		57,423	46,436
4.20%, 03/15/2028		4,921	4,973
4.40%, 04/01/2033		3,261	3,251
4.40%, 12/01/2061		16,717	14,552
4.80%, 03/01/2050		10,384	9,864
5.25%, 04/01/2053		10,540	10,611
5.38%, 04/01/2038		980	1,007
5.38%, 05/01/2047		16,334	16,724
5.75%, 04/01/2048		9,329	9,918
6.48%, 10/23/2045		1,015	1,155
6.83%, 10/23/2055		1,914	2,269
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027(1)		642	635
Comcast Corp.
2.89%, 11/01/2051(1)		15,864	13,374
3.25%, 11/01/2039		5,115	4,850
CommScope Technologies LLC
5.00%, 03/15/2027(1)		4,460	3,874
CommScope, Inc.
4.75%, 09/01/2029(1)		4,625	4,260
6.00%, 03/01/2026(1)		2,205	2,231
7.13%, 07/01/2028(1)		3,740	3,379
Connect Finco Sarl
6.75%, 10/01/2026(1)		1,066	1,085
Cox Communications, Inc.
3.15%, 08/15/2024(1)		636	637
3.60%, 06/15/2051(1)		2,150	1,913
Crown Castle Towers LLC
3.66%, 05/15/2025(1)		1,300	1,297
CSC Holdings LLC
4.50%, 11/15/2031(1)		10,864	9,737
4.63%, 12/01/2030(1)		26,645	22,283
5.00%, 11/15/2031(1)		1,145	959
5.38%, 02/01/2028(1)		530	514
5.50%, 04/15/2027(1)		2,300	2,280
5.75%, 01/15/2030(1)		2,035	1,811
6.50%, 02/01/2029(1)		260	262
7.50%, 04/01/2028(1)		591	581
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026(1)		19,000	7,362
Digicel Group Holdings Ltd.
8.00%, 04/01/2025(1)(7)		373	326
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.00%, 12/31/2026(1)		147	136
8.75%, 05/25/2024(1)		375	373
DISH DBS Corp.
5.25%, 12/01/2026(1)		8,850	8,430
5.75%, 12/01/2028(1)		8,850	8,374
Expedia Group, Inc.
2.95%, 03/15/2031		27,370	25,340
3.25%, 02/15/2030		12,925	12,303
4.63%, 08/01/2027		1,800	1,870
6.25%, 05/01/2025(1)		6,780	7,249
FactSet Research Systems, Inc.
3.45%, 03/01/2032		2,108	2,036
iHeartCommunications, Inc.
4.75%, 01/15/2028(1)		4,176	3,988
5.25%, 08/15/2027(1)		4,120	4,074
6.38%, 05/01/2026		4,911	5,046
8.38%, 05/01/2027		3,844	3,975
Informa Plc
2.13%, 10/06/2025	EUR	3,658	4,090
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(8)(17)		$12,702	—
6.50%, 03/15/2030(1)		32,427	32,346
8.50%, 10/15/2024(1)(8)(17)		18,280	—
9.75%, 07/15/2025(1)(8)(17)		15,687	—
Kenbourne Invest SA
4.70%, 01/22/2028(1)		333	293
6.88%, 11/26/2024(1)		937	919
Lamar Media Corp.
3.75%, 02/15/2028		66	63
Level 3 Financing, Inc.
3.40%, 03/01/2027(1)		3,120	2,941
3.63%, 01/15/2029(1)		5,624	4,921
3.75%, 07/15/2029(1)		7,200	6,381
3.88%, 11/15/2029(1)		14,974	13,776
4.63%, 09/15/2027(1)		621	585
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026(1)		710	679
Lumen Technologies, Inc.
5.38%, 06/15/2029(1)		3,000	2,672
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,797
2.75%, 05/24/2031		7,400	6,695
4.60%, 02/23/2028		5,796	5,959

NBN Co. Ltd.
2.63%, 05/05/2031(1)		475	433
Netflix, Inc.
3.63%, 06/15/2025(1)		3,500	3,519
3.63%, 05/15/2027	EUR	15,245	17,985
3.63%, 06/15/2030		12,461	14,578
3.88%, 11/15/2029		2,000	2,399
4.63%, 05/15/2029		5,400	6,737
4.88%, 04/15/2028		$9,645	10,115
4.88%, 06/15/2030(1)		27,736	29,586
5.38%, 11/15/2029(1)		1,896	2,052
5.88%, 11/15/2028		10,077	11,108
6.38%, 05/15/2029		14,894	16,842
Nexstar Media, Inc.
5.63%, 07/15/2027(1)		603	610
Nokia OYJ
4.38%, 06/12/2027		4,255	4,316
NTT Finance Corp.
1.59%, 04/03/2028(1)		777	701
Oi SA
10.00%, 07/27/2025(7)(18)		1,251	948
Omnicom Group, Inc.
2.60%, 08/01/2031		1,526	1,411
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.63%, 03/15/2030(1)		56	53
5.00%, 08/15/2027(1)		702	686
Paramount Global
4.20%, 05/19/2032		2,355	2,358
4.38%, 03/15/2043		3,853	3,667
4.95%, 01/15/2031		10,430	11,087
Prosus NV
1.99%, 07/13/2033	EUR	4,400	3,869
3.06%, 07/13/2031(1)		$9,400	7,808
Rogers Communications, Inc.
3.80%, 03/15/2032(1)		5,667	5,623
4.55%, 03/15/2052(1)		3,382	3,362
SES GLOBAL Americas Holdings GP
5.30%, 03/25/2044(1)		10,000	9,694
Sinclair Television Group, Inc.
4.13%, 12/01/2030(1)		5,050	4,503
Sirius XM Radio, Inc.
4.00%, 07/15/2028(1)		674	640
5.00%, 08/01/2027(1)		1,385	1,382
5.50%, 07/01/2029(1)		806	818
Sprint Capital Corp.
6.88%, 11/15/2028		3,445	3,992
8.75%, 03/15/2032		1,200	1,616
Sprint Communications, Inc.
6.00%, 11/15/2022		4,570	4,673
Sprint Corp.
7.13%, 06/15/2024		12,500	13,407
7.63%, 02/15/2025		11,900	12,971
7.63%, 03/01/2026		137	155
7.88%, 09/15/2023		30,319	32,214
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(1)		35,063	35,799
5.15%, 03/20/2028(1)		30,177	31,776
TEGNA, Inc.
4.63%, 03/15/2028		111	110
5.00%, 09/15/2029		122	122
Tencent Holdings Ltd.
3.84%, 04/22/2051(1)		16,095	13,958
3.94%, 04/22/2061(1)		15,200	13,099
Time Warner Cable LLC
4.50%, 09/15/2042		13,975	12,926
5.50%, 09/01/2041		11,204	11,631
5.88%, 11/15/2040		3,210	3,450
T-Mobile USA, Inc.
2.05%, 02/15/2028		2,045	1,868
2.25%, 02/15/2026		10,909	10,280
2.25%, 02/15/2026(1)		13,200	12,438
2.25%, 11/15/2031		690	604
2.40%, 03/15/2029(1)		5,015	4,592
2.55%, 02/15/2031		10,666	9,672
2.70%, 03/15/2032(1)		7,589	6,904
3.38%, 04/15/2029(1)		5,800	5,517
3.38%, 04/15/2029		17,959	17,081
3.40%, 10/15/2052(1)		13,437	11,427
3.50%, 04/15/2031(1)		5,500	5,175
3.50%, 04/15/2031		20,149	18,960
3.60%, 11/15/2060(1)		2,000	1,718
3.75%, 04/15/2027		25,105	25,252
3.88%, 04/15/2030		53,396	53,601
4.50%, 04/15/2050		2,613	2,643
4.75%, 02/01/2028		3,143	3,195
Twitter, Inc.
0.00%, 03/15/2026		7,410	6,265

Uber Technologies, Inc.
4.50%, 08/15/2029(1)		7,075	6,633
6.25%, 01/15/2028(1)		7,305	7,553
7.50%, 09/15/2027(1)		1,395	1,487
United Group BV
4.88%, 07/01/2024	EUR	8,500	9,368
Univision Communications, Inc.
5.13%, 02/15/2025(1)		$7,686	7,692
6.63%, 06/01/2027(1)		6,678	6,995
Verizon Communications, Inc.
1.75%, 01/20/2031		30,000	26,156
2.10%, 03/22/2028		4,545	4,236
2.36%, 03/15/2032(1)		23,120	20,882
2.55%, 03/21/2031		25,540	23,728
2.65%, 11/20/2040		5,480	4,662
3.55%, 03/22/2051		12,000	11,276
Virgin Media Secured Finance Plc
4.50%, 08/15/2030(1)		8,680	8,094
5.50%, 05/15/2029(1)		1,670	1,657
Vodafone Group Plc
4.25%, 09/17/2050		3,955	3,942
4.88%, 06/19/2049		6,963	7,577
5.25%, 05/30/2048		12,148	13,608
VTR Comunicaciones SpA
4.38%, 04/15/2029(1)		685	626
5.13%, 01/15/2028(1)		381	363
Walt Disney Co.
3.50%, 05/13/2040		1,011	985
3.60%, 01/13/2051		7,500	7,416
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.75%, 08/15/2028(1)		222	226
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(1)		2,000	1,840
Ziggo Bond Co. BV
6.00%, 01/15/2027(1)		334	336
Ziggo BV
4.88%, 01/15/2030(1)		254	239

Total Communications			1,500,673

Consumer, Cyclical – 2.98%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(1)		83	79
7-Eleven, Inc.
0.80%, 02/10/2024(1)		24,535	23,569
Air Canada
3.88%, 08/15/2026(1)		1,900	1,793
Air Canada 2015-2 Class B Pass-Through Trust
5.00%, 12/15/2023(1)		1,195	1,201
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026(1)		9,723	9,283
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027(1)		1,363	1,394
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(1)		3,000	2,987
3.80%, 01/25/2050(1)		4,513	4,205
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		609	585
American Airlines 2015-2 Class B Pass-Through Trust
4.40%, 09/22/2023		7,053	6,867
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 01/15/2024		322	314
American Airlines 2016-2 Class B Pass-Through Trust
4.38%, 06/15/2024(1)		2,673	2,546
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025		2,292	2,106
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029		190	176
American Airlines 2017-2 Class B Pass-Through Trust
3.70%, 10/15/2025		1,218	1,144
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/2032		802	754
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028		9,450	8,390
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034		15,700	14,172
American Airlines, Inc.
5.50%, 04/20/2026(1)		157	158
5.75%, 04/20/2029(1)		3,405	3,392
American Honda Finance Corp.
0.55%, 07/12/2024		47,945	45,724
Aramark Services, Inc.
5.00%, 02/01/2028(1)		628	609
AutoNation, Inc.
4.75%, 06/01/2030		1,030	1,074
AutoZone, Inc.
3.63%, 04/15/2025		5,645	5,705
4.00%, 04/15/2030		8,465	8,690
Azul Investments LLP
5.88%, 10/26/2024(1)		467	411
7.25%, 06/15/2026(1)		823	693
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)		1,864	1,838
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029(1)		2,674	2,533
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)		371	351
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032(1)		336	335
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 09/15/2027(1)		640	627
Caesars Entertainment, Inc.
4.63%, 10/15/2029(1)		355	332
6.25%, 07/01/2025(1)		5,600	5,782
Caesars Resort Collection LLC
5.75%, 07/01/2025(1)		1,100	1,123
Carnival Corp.
4.00%, 08/01/2028(1)		12,385	11,518
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030(1)		3,000	3,030
Cedar Fair LP
5.25%, 07/15/2029		540	532
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.38%, 04/15/2027		536	531
5.50%, 05/01/2025(1)		370	380
Churchill Downs, Inc.
4.75%, 01/15/2028(1)		318	308
5.50%, 04/01/2027(1)		641	648
Continental Airlines 2007-1 Class A Pass-Through Trust
5.98%, 04/19/2022		930	932
Daimler Finance North America LLC
2.45%, 03/02/2031(1)		3,005	2,737
Delta Air Lines, Inc.
7.00%, 05/01/2025(1)		4,067	4,356
Dillard’s, Inc.
7.00%, 12/01/2028		380	419
7.75%, 07/15/2026		135	146
7.75%, 05/15/2027		85	93
Dollar General Corp.
3.50%, 04/03/2030		3,125	3,109
Ferguson Finance Plc
3.25%, 06/02/2030(1)		1,720	1,637
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029(1)		7,000	6,633
FirstCash, Inc.
5.63%, 01/01/2030(1)		5,000	4,804
Ford Motor Co.
3.25%, 02/12/2032		31,824	28,423
9.00%, 04/22/2025		33	38
Ford Motor Credit Co. LLC
0.17% (3 Month EURIBOR + 0.70%), 12/01/2024(2)(3)	EUR	2,000	2,122
0.21% (3 Month EURIBOR + 0.73%), 11/15/2023(2)(3)		1,600	1,728
1.74% (3 Month LIBOR USD + 1.24%), 02/15/2023(2)		$500	496
1.74%, 07/19/2024	EUR	2,200	2,389
2.33%, 11/25/2025		1,400	1,518
2.98%, 08/03/2022		$800	800
3.02%, 03/06/2024	EUR	4,400	4,916
3.09%, 01/09/2023		$22,700	22,728
3.10%, 05/04/2023		3,600	3,596
3.25%, 09/15/2025	EUR	3,090	3,463
3.35%, 11/01/2022		$5,600	5,613
3.37%, 11/17/2023		1,000	999
3.38%, 11/13/2025		1,800	1,759
3.55%, 10/07/2022		4,200	4,200
3.63%, 06/17/2031		2,295	2,073
3.66%, 09/08/2024		5,850	5,779
3.81%, 01/09/2024		2,900	2,895
4.25%, 09/20/2022		2,100	2,113
4.38%, 08/06/2023		2,000	2,018
4.39%, 01/08/2026		3,400	3,391
4.54%, 03/06/2025	GBP	1,800	2,362
5.13%, 06/16/2025		$2,500	2,550
5.58%, 03/18/2024		2,487	2,558
General Motors Co.
5.20%, 04/01/2045		28,550	28,898
5.40%, 04/01/2048		1,330	1,398
6.25%, 10/02/2043		65	74
General Motors Financial Co., Inc.
1.05%, 03/08/2024		14,565	14,018
1.20%, 10/15/2024		8,570	8,135
1.70%, 08/18/2023		7,709	7,626
2.90%, 02/26/2025		2,017	1,970
3.15%, 06/30/2022		3,715	3,724
3.45%, 04/10/2022		1,470	1,471
4.00%, 10/06/2026		537	539
4.30%, 07/13/2025		1,151	1,168
4.35%, 04/09/2025		3,984	4,052
5.10%, 01/17/2024		13,185	13,631
Genm Capital Labuan Ltd.
3.88%, 04/19/2031(1)		10,990	9,581
Gol Finance SA
7.00%, 01/31/2025(1)		1,376	1,142
Hasbro, Inc.
3.55%, 11/19/2026		5,270	5,236
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(1)		7,388	6,705
3.75%, 05/01/2029(1)		18,012	16,907
4.00%, 05/01/2031(1)		16,300	15,383
Home Depot, Inc.
2.75%, 09/15/2051		2,900	2,498
Hyundai Capital America
1.15%, 11/10/2022(1)		20,000	19,861
1.25%, 09/18/2023(1)		8,802	8,563
1.80%, 10/15/2025(1)		5,395	5,039
2.10%, 09/15/2028(1)		6,385	5,627
IMCD NV
2.50%, 03/26/2025	EUR	1,000	1,120
InRetail Consumer
3.25%, 03/22/2028(1)		$544	510
International Game Technology Plc
6.50%, 02/15/2025(1)		295	309
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		640	599
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		3,271	3,269
JSM Global Sarl
4.75%, 10/20/2030(1)		752	659
KAR Auction Services, Inc.
5.13%, 06/01/2025(1)		508	514
Las Vegas Sands Corp.
3.20%, 08/08/2024		1,312	1,253
3.50%, 08/18/2026		770	725
3.90%, 08/08/2029		1,200	1,100
Lennar Corp.
4.75%, 11/29/2027		4,275	4,453
4.88%, 12/15/2023		510	524
Lithia Motors, Inc.
3.88%, 06/01/2029(1)		6,480	6,125
Lowe’s Companies, Inc.
1.30%, 04/15/2028		698	622
1.70%, 09/15/2028		9,491	8,590
2.80%, 09/15/2041		6,114	5,237
Magallanes, Inc.
3.43%, 03/15/2024(1)		3,448	3,467
4.05%, 03/15/2029(1)		4,505	4,527
4.28%, 03/15/2032(1)		23,215	23,318
5.05%, 03/15/2042(1)		20,185	20,589
5.14%, 03/15/2052(1)		13,095	13,397
Magna International, Inc.
4.15%, 10/01/2025		665	681
Marriott International, Inc.
2.75%, 10/15/2033		2,722	2,402
2.85%, 04/15/2031		7,650	6,982
3.13%, 02/15/2023		1,360	1,368
3.50%, 10/15/2032		6,200	5,902
3.75%, 10/01/2025		1,505	1,502
4.63%, 06/15/2030		11,174	11,573
5.75%, 05/01/2025		1,399	1,485
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(1)		745	702
Mattamy Group Corp.
5.25%, 12/15/2027(1)		56	55
MDC Holdings, Inc.
3.97%, 08/06/2061		7,835	6,053
6.00%, 01/15/2043		7,970	8,181
Melco Resorts Finance Ltd.
5.38%, 12/04/2029(1)		3,100	2,627
Meritage Homes Corp.
3.88%, 04/15/2029(1)		4,635	4,415
Metalsa S A P I de CV
3.75%, 05/04/2031(18)		720	626
MGM China Holdings Ltd.
5.25%, 06/18/2025(1)		2,100	1,932
5.38%, 05/15/2024(1)		407	382
5.88%, 05/15/2026(1)		1,112	1,013
MGM Resorts International
4.63%, 09/01/2026		43	42
5.50%, 04/15/2027		72	73
5.75%, 06/15/2025		74	76
Michaels Companies, Inc.
7.88%, 05/01/2029(1)		11,145	9,543
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(1)		9,040	9,424

Mitchells & Butlers Finance Plc
1.28% (3 Month LIBOR USD + 0.45%), 12/15/2030(2)		7,485	6,905
6.01%, 12/15/2028	GBP	286	393
NCL Corp. Ltd.
5.88%, 03/15/2026(1)		$1,420	1,349
5.88%, 02/15/2027(1)		7,150	7,043
Nemak SAB de CV
3.63%, 06/28/2031(18)		710	620
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)		45,200	40,472
2.00%, 03/09/2026(1)		14,300	13,082
2.45%, 09/15/2028(1)		4,800	4,190
2.75%, 03/09/2028(1)		14,600	13,160
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(1)		1,400	1,372
4.35%, 09/17/2027(1)		10,500	10,346
4.81%, 09/17/2030(1)		61,431	60,900
Ross Stores, Inc.
1.88%, 04/15/2031		698	607
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(1)		2,075	1,978
9.13%, 06/15/2023(1)		370	385
10.88%, 06/01/2023(1)		5,469	5,819
11.50%, 06/01/2025(1)		3,158	3,470
Sands China Ltd.
3.10%, 03/08/2029(1)		2,000	1,700
3.25%, 08/08/2031(1)		1,900	1,549
3.80%, 01/08/2026		2,000	1,893
4.38%, 06/18/2030		1,000	903
5.13%, 08/08/2025		10,423	10,332
5.40%, 08/08/2028		2,000	1,960
Southwest Airlines Co. 2007-1 Pass-Through Trust
6.65%, 08/01/2022		6	6
Starbucks Corp.
3.00%, 02/14/2032		7,000	6,675
Tapestry, Inc.
3.05%, 03/15/2032		3,325	3,022
Target Corp.
1.95%, 01/15/2027		3,790	3,660
Toyota Motor Credit Corp.
2.65%, 04/12/2022		17,580	17,586
Travel + Leisure Co.
4.50%, 12/01/2029(1)		2,270	2,105
6.00%, 04/01/2027		6,035	6,216
6.60%, 10/01/2025		1,120	1,190
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		534	497
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026		4,634	4,231
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		557	563
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028		1,390	1,261
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032		870	797
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027		13,389	13,858
United Airlines, Inc.
4.63%, 04/15/2029(1)		4,200	3,994
US Airways 2011-1 Class A Pass-Through Trust
7.13%, 10/22/2023		1,142	1,165
US Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025		1,154	1,102
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(1)		35,590	34,370
1.63%, 11/24/2027(1)		792	703
2.70%, 09/26/2022(1)		6,040	6,065
3.20%, 09/26/2026(1)		1,180	1,158
3.35%, 05/13/2025(1)		1,455	1,450
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027(1)		588	569
5.50%, 03/01/2025(1)		1,166	1,166
Wynn Macau Ltd.
4.88%, 10/01/2024(1)		615	576
5.13%, 12/15/2029(1)		800	678
5.50%, 01/15/2026(1)		2,600	2,366
5.50%, 10/01/2027(1)		2,465	2,132
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029(1)		475	447
7.75%, 04/15/2025(1)		1,800	1,868
Yum! Brands, Inc.
4.75%, 01/15/2030(1)		750	736
7.75%, 04/01/2025(1)		1,050	1,091

Total Consumer, Cyclical			988,205

Consumer, Non-cyclical – 4.26%
AA Bond Co. Ltd.
4.88%, 07/31/2024	GBP	1,000	1,337

AbbVie, Inc.
2.85%, 05/14/2023	$1,000	1,006
3.20%, 11/21/2029	622	615
4.05%, 11/21/2039	5,273	5,418
4.25%, 11/21/2049	7,874	8,171
4.40%, 11/06/2042	7,147	7,540
4.45%, 05/14/2046	2,355	2,502
4.50%, 05/14/2035	6,925	7,433
4.55%, 03/15/2035	3,300	3,543
4.70%, 05/14/2045	5,020	5,450
4.88%, 11/14/2048	563	636
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/2027(1)	4,985	4,856
Aetna, Inc.
2.80%, 06/15/2023	2,000	2,007
3.50%, 11/15/2024	3,370	3,406
Albertsons Companies, Inc.
4.88%, 02/15/2030(1)	91	89
5.88%, 02/15/2028(1)	490	488
Altria Group, Inc.
3.40%, 02/04/2041	10,070	8,264
Amgen, Inc.
2.80%, 08/15/2041	962	826
3.00%, 02/22/2029	10,120	9,934
3.35%, 02/22/2032	3,025	2,997
4.20%, 02/22/2052	3,245	3,356
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050	38,281	40,901
4.60%, 04/15/2048	7,200	7,771
4.70%, 02/01/2036	3,200	3,432
4.90%, 02/01/2046	4,455	4,955
Anthem, Inc.
3.60%, 03/15/2051	1,836	1,755
3.65%, 12/01/2027	2,580	2,633
Astrazeneca Finance LLC
1.75%, 05/28/2028	1,121	1,033
2.25%, 05/28/2031	1,895	1,765
Atento Luxco 1 SA
8.00%, 02/10/2026(1)	267	270
Bacardi Ltd.
4.45%, 05/15/2025(1)	13,995	14,324
4.70%, 05/15/2028(1)	232	241
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	8,700	7,942
BAT Capital Corp.
2.73%, 03/25/2031	29,370	25,884
3.56%, 08/15/2027	3,582	3,486
4.39%, 08/15/2037	1,020	949
4.54%, 08/15/2047	10,555	9,419
4.70%, 04/02/2027	7,982	8,187
5.65%, 03/16/2052	11,755	11,925
BAT International Finance Plc
1.67%, 03/25/2026	1,870	1,716
Bausch Health Americas, Inc.
8.50%, 01/31/2027(1)	838	836
9.25%, 04/01/2026(1)	731	749
Bausch Health Companies, Inc.
4.88%, 06/01/2028(1)	615	589
5.00%, 01/30/2028(1)	938	773
5.00%, 02/15/2029(1)	130	101
5.25%, 01/30/2030(1)	375	295
5.25%, 02/15/2031(1)	1,380	1,074
5.75%, 08/15/2027(1)	230	227
6.25%, 02/15/2029(1)	145	119
7.00%, 01/15/2028(1)	597	534
7.25%, 05/30/2029(1)	371	316
9.00%, 12/15/2025(1)	761	788
Bayer US Finance II LLC
2.85%, 04/15/2025(1)	8,635	8,388
3.38%, 07/15/2024(1)	5,915	5,937
4.25%, 12/15/2025(1)	5,060	5,145
4.38%, 12/15/2028(1)	5,273	5,391
4.40%, 07/15/2044(1)	6,355	6,178
4.88%, 06/25/2048(1)	11,025	11,852
Bayer US Finance LLC
3.38%, 10/08/2024(1)	5,000	4,992
Becton Dickinson & Co.
1.96%, 02/11/2031	4,664	4,120
3.36%, 06/06/2024	864	871
3.70%, 06/06/2027	621	630
3.73%, 12/15/2024	1,046	1,063
7.00%, 08/01/2027	361	422
Biogen, Inc.
2.25%, 05/01/2030	2,522	2,269
3.15%, 05/01/2050	1,708	1,399
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	4,000	3,389

Boston Scientific Corp.
2.65%, 06/01/2030		1,000	938
BRF GmbH
4.35%, 09/29/2026(1)		827	805
BRF SA
5.75%, 09/21/2050(1)		538	473
Bristol-Myers Squibb Co.
3.70%, 03/15/2052		10,000	10,049
Centene Corp.
2.45%, 07/15/2028		36,123	33,006
2.50%, 03/01/2031		14,580	12,867
2.63%, 08/01/2031		12,895	11,477
3.00%, 10/15/2030		13,824	12,697
3.38%, 02/15/2030		2,527	2,378
4.25%, 12/15/2027		9,430	9,465
4.63%, 12/15/2029		315	318
Charles River Laboratories International, Inc.
4.25%, 05/01/2028(1)		56	55
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(1)		4,700	4,441
5.63%, 03/15/2027(1)		17,473	17,795
8.00%, 03/15/2026(1)		4,312	4,491
Cigna Corp. 3.40%,
03/01/2027		6,858	6,921
3.40%, 03/15/2051		2,368	2,134
4.38%, 10/15/2028		24,030	25,278
4.80%, 08/15/2038		2,350	2,572
CommonSpirit Health
1.55%, 10/01/2025		3,450	3,235
2.78%, 10/01/2030		7,175	6,687
3.35%, 10/01/2029		3,390	3,291
3.91%, 10/01/2050		8,700	8,289
Constellation Brands, Inc.
4.65%, 11/15/2028		4,330	4,567
CoStar Group, Inc.
2.80%, 07/15/2030(1)		11,000	10,054
CVS Health Corp.
1.30%, 08/21/2027		7,129	6,482
1.88%, 02/28/2031		2,616	2,303
3.25%, 08/15/2029		6,270	6,191
4.30%, 03/25/2028		3,882	4,061
4.75%, 12/01/2022(1)		56	57
5.05%, 03/25/2048		51,933	58,814
5.13%, 07/20/2045		2,250	2,540
CVS Pass-Through Trust 5.77%,
01/10/2033(1)		58	63
5.77%, 01/10/2033		2,132	2,330
6.04%, 12/10/2028		1,095	1,173
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)		4,339	4,533
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)		9,632	9,475
Darling Ingredients, Inc.
5.25%, 04/15/2027(1)		272	277
DP World Crescent Ltd.
4.85%, 09/26/2028		1,250	1,330
Element Fleet Management Corp.
1.60%, 04/06/2024(1)		2,195	2,117
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028(1)		16,815	9,500
ERAC USA Finance LLC
3.80%, 11/01/2025(1)		4,605	4,678
Ford Foundation
2.82%, 06/01/2070		880	726
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026(1)		9,545	8,830
2.38%, 02/16/2031(1)		10,000	8,704
Frigorifico Concepcion SA
7.70%, 07/21/2028(1)		564	502
Gilead Sciences, Inc.
2.60%, 10/01/2040		4,746	3,996
2.80%, 10/01/2050		801	655
4.60%, 09/01/2035		9,201	10,007
5.65%, 12/01/2041		491	593
GlaxoSmithKline Capital Plc
0.53%, 10/01/2023		35,910	35,077
Global Payments, Inc.
1.20%, 03/01/2026		10,422	9,601
2.90%, 05/15/2030		1,148	1,060
2.90%, 11/15/2031		13,400	12,208
3.20%, 08/15/2029		8,970	8,522
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,325	4,443
5.11%, 03/15/2034		435	615
Grupo KUO SAB de CV
5.75%, 07/07/2027(1)		$344	339

GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/2032(1)	8,305	8,297
HCA, Inc.
2.38%, 07/15/2031	13,750	12,288
3.13%, 03/15/2027(1)	5,000	4,885
3.38%, 03/15/2029(1)	8,475	8,250
3.50%, 09/01/2030	8,364	8,080
3.50%, 07/15/2051	450	390
3.63%, 03/15/2032(1)	5,600	5,488
4.13%, 06/15/2029	19,466	19,842
4.50%, 02/15/2027	3,741	3,864
4.63%, 03/15/2052(1)	5,774	5,819
4.75%, 05/01/2023	757	776
5.00%, 03/15/2024	1,664	1,725
5.25%, 04/15/2025	12,501	13,161
5.25%, 06/15/2026	7,235	7,637
5.25%, 06/15/2049	7,880	8,630
5.50%, 06/15/2047	12,420	14,015
5.88%, 05/01/2023	844	872
7.58%, 09/15/2025	1,322	1,457
7.69%, 06/15/2025	840	925
Herc Holdings, Inc.
5.50%, 07/15/2027(1)	638	647
Humana, Inc.
2.15%, 02/03/2032	4,550	3,987
3.15%, 12/01/2022	1,302	1,310
3.70%, 03/23/2029	11,540	11,578
3.85%, 10/01/2024	4,014	4,078
3.95%, 03/15/2027	2,112	2,145
4.88%, 04/01/2030	10,643	11,469
Illumina, Inc.
2.55%, 03/23/2031	11,640	10,580
Imperial Brands Finance Plc
3.13%, 07/26/2024(1)	10,790	10,690
3.50%, 07/26/2026(1)	8,675	8,485
4.25%, 07/21/2025(1)	4,170	4,206
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050	7,000	7,109
IQVIA, Inc.
5.00%, 05/15/2027(1)	609	616
JBS USA LUX SA
3.00%, 02/02/2029(1)	5,290	4,893
3.75%, 12/01/2031(1)	6,852	6,360
4.38%, 02/02/2052(1)	2,090	1,818
5.50%, 01/15/2030(1)	5,532	5,655
6.50%, 04/15/2029(1)	11,985	12,704
6.75%, 02/15/2028(1)	8,643	9,112
JDE Peet’s NV
2.25%, 09/24/2031(1)	4,500	3,912
Kraft Heinz Foods Co.
3.88%, 05/15/2027	17,645	17,936
4.38%, 06/01/2046	34,720	34,291
4.88%, 10/01/2049	7,855	8,276
5.00%, 06/04/2042	5,436	5,806
Mass General Brigham, Inc.
3.34%, 07/01/2060	3,500	3,170
Massachusetts Institute of Technology
4.68%, 07/01/2114	45	52
5.60%, 07/01/2111	72	100
Merck & Co., Inc.
2.75%, 12/10/2051	2,642	2,301
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/2029(1)	3,000	2,797
Molina Healthcare, Inc.
3.88%, 11/15/2030(1)	4,206	4,038
3.88%, 05/15/2032(1)	6,253	5,946
4.38%, 06/15/2028(1)	10,418	10,310
Moody’s Corp.
3.10%, 11/29/2061	2,730	2,283
3.75%, 02/25/2052	332	327
Movida Europe SA
5.25%, 02/08/2031(18)	443	397
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029(1)	3,417	3,161
Natura Cosmeticos SA
4.13%, 05/03/2028(1)	5,270	5,074
NBM US Holdings, Inc.
7.00%, 05/14/2026(1)	8,095	8,402
Nestle Holdings, Inc.
0.38%, 01/15/2024(1)	48,380	46,448
New York & Presbyterian Hospital
3.56%, 08/01/2036	2,630	2,594
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/2028(1)	566	583
7.38%, 06/01/2025(1)	230	237
PepsiCo, Inc.
0.40%, 10/07/2023	2,043	1,995

Performance Food Group, Inc.
5.50%, 10/15/2027(1)	557	554
PerkinElmer, Inc.
2.25%, 09/15/2031	2,250	1,989
2.55%, 03/15/2031	11,115	10,197
3.30%, 09/15/2029	698	681
Perrigo Finance Unlimited Co.
3.90%, 06/15/2030	4,600	4,324
Pilgrim’s Pride Corp.
3.50%, 03/01/2032(1)	13,890	12,126
4.25%, 04/15/2031(1)	2,650	2,451
5.88%, 09/30/2027(1)	530	535
Pomona College
2.89%, 01/01/2051	3,570	3,208
Post Holdings, Inc.
4.50%, 09/15/2031(1)	7,000	6,202
4.63%, 04/15/2030(1)	10,565	9,513
5.50%, 12/15/2029(1)	407	392
5.63%, 01/15/2028(1)	512	503
Rede D’or Finance Sarl
4.50%, 01/22/2030(1)	249	228
RELX Capital, Inc.
4.00%, 03/18/2029	8,030	8,237
Reynolds American, Inc.
4.45%, 06/12/2025	2,097	2,141
5.70%, 08/15/2035	6,650	7,016
5.85%, 08/15/2045	9,235	9,502
Roche Holdings, Inc.
2.61%, 12/13/2051(1)	1,728	1,497
Rockefeller Foundation
2.49%, 10/01/2050	7,900	6,594
S&P Global, Inc.
2.70%, 03/01/2029(1)	25,000	24,233
2.90%, 03/01/2032(1)	15,300	14,833
3.70%, 03/01/2052(1)	6,200	6,286
3.90%, 03/01/2062(1)	2,400	2,469
4.25%, 05/01/2029(1)	2,585	2,722
4.75%, 08/01/2028(1)	21,925	23,555
Select Medical Corp.
6.25%, 08/15/2026(1)	298	308
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	5,697	5,713
Smithfield Foods, Inc.
2.63%, 09/13/2031(1)	10,000	8,781
3.00%, 10/15/2030(1)	925	839
4.25%, 02/01/2027(1)	1,290	1,304
Spectrum Brands, Inc.
5.50%, 07/15/2030(1)	3,217	3,088
Sutter Health
3.16%, 08/15/2040	4,700	4,120
3.36%, 08/15/2050	11,400	10,166
Tenet Healthcare Corp.
4.38%, 01/15/2030(1)	1,295	1,243
4.63%, 07/15/2024	27	27
4.88%, 01/01/2026(1)	1,126	1,136
5.13%, 11/01/2027(1)	170	171
6.25%, 02/01/2027(1)	1,640	1,684
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/2022	761	756
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	10,685	9,674
4.10%, 10/01/2046	7,075	5,554
4.75%, 05/09/2027	7,145	6,859
5.13%, 05/09/2029	5,405	5,195
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	811	726
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/2027(1)	1,610	1,598
Unilever Capital Corp.
2.60%, 05/05/2024	28,544	28,621
UnitedHealth Group, Inc.
2.00%, 05/15/2030	649	597
2.90%, 05/15/2050	10,669	9,457
3.05%, 05/15/2041	5,225	4,867
3.25%, 05/15/2051	2,998	2,816
3.88%, 12/15/2028	1,070	1,122
Universal Health Services, Inc.
1.65%, 09/01/2026(1)	6,190	5,678
US Renal Care, Inc.
10.63%, 07/15/2027(1)	558	531
Verisk Analytics, Inc.
4.13%, 03/15/2029	3,835	3,954

Total Consumer, Non-cyclical		1,415,846

Energy – 2.36%
Aker BP ASA
2.88%, 01/15/2026(1)	1,685	1,638
3.00%, 01/15/2025(1)	1,645	1,620
3.75%, 01/15/2030(1)	15,485	15,152
4.00%, 01/15/2031(1)	14,110	14,057

Antero Resources Corp.
8.38%, 07/15/2026(1)		812	895
Boardwalk Pipelines LP
3.40%, 02/15/2031		5,979	5,655
4.95%, 12/15/2024		834	861
BP Capital Markets America, Inc.
3.00%, 03/17/2052		5,961	5,135
Buckeye Partners LP
3.95%, 12/01/2026		67	65
Cameron LNG LLC
2.90%, 07/15/2031(1)		811	775
3.30%, 01/15/2035(1)		2,631	2,473
3.40%, 01/15/2038(1)		500	466
3.70%, 01/15/2039(1)		1,330	1,281
Canadian Natural Resources Ltd.
6.25%, 03/15/2038		1,345	1,607
Cenovus Energy, Inc.
6.75%, 11/15/2039		743	917
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029		14,912	14,865
5.13%, 06/30/2027		11,660	12,429
5.88%, 03/31/2025		12,738	13,444
7.00%, 06/30/2024		5,812	6,184
Citgo Holding, Inc.
9.25%, 08/01/2024(1)		517	522
Continental Resources, Inc.
2.88%, 04/01/2032(1)		2,660	2,372
3.80%, 06/01/2024		4,910	4,928
5.75%, 01/15/2031(1)		22,230	24,315
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/2027(1)		561	540
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(1)		285	290
DCP Midstream Operating LP
3.25%, 02/15/2032		15,045	13,540
5.13%, 05/15/2029		1,890	1,944
Devon Energy Corp.
4.50%, 01/15/2030		3,414	3,523
4.75%, 05/15/2042		2,005	2,119
5.88%, 06/15/2028		135	143
8.25%, 08/01/2023		588	623
Diamondback Energy, Inc.
3.13%, 03/24/2031		6,525	6,232
3.25%, 12/01/2026		9,618	9,604
3.50%, 12/01/2029		19,320	19,138
4.25%, 03/15/2052		1,798	1,777
4.40%, 03/24/2051		3,125	3,170
Ecopetrol SA
6.88%, 04/29/2030		3,253	3,413
EIG Pearl Holdings Sarl
3.55%, 08/31/2036(1)		3,171	3,021
4.39%, 11/30/2046(1)		2,723	2,546
Energean Israel Finance Ltd.
5.38%, 03/30/2028(1)		4,950	4,759
5.88%, 03/30/2031(1)		6,495	6,185
Energy Transfer LP
2.90%, 05/15/2025		6,950	6,798
3.60%, 02/01/2023		3,218	3,237
3.90%, 05/15/2024		2,971	2,989
4.00%, 10/01/2027		6,885	6,929
4.05%, 03/15/2025		140	142
4.40%, 03/15/2027		1,105	1,123
4.50%, 04/15/2024		985	1,008
4.75%, 01/15/2026		4,720	4,905
4.95%, 06/15/2028		5,882	6,177
5.00%, 05/15/2050		9,361	9,472
5.15%, 03/15/2045		2,700	2,725
5.25%, 04/15/2029		728	777
5.30%, 04/01/2044		600	616
5.35%, 05/15/2045		2,250	2,316
5.40%, 10/01/2047		19,719	20,644
5.50%, 06/01/2027		1,750	1,881
5.88%, 01/15/2024		1,074	1,119
6.00%, 06/15/2048		3,990	4,423
6.25%, 04/15/2049		7,520	8,629
Energy Transfer LP / Regency Energy Finance Corp.
4.50%, 11/01/2023		9,277	9,418
ENI SpA
4.75%, 09/12/2028(1)		4,075	4,255
Enterprise Products Operating LLC
2.80%, 01/31/2030		10,752	10,335
EQT Corp.
3.13%, 05/15/2026(1)		700	680
3.63%, 05/15/2031(1)		8,355	7,979
3.90%, 10/01/2027		11,675	11,641
5.00%, 01/15/2029		3,110	3,211
7.50%, 02/01/2030		1,175	1,362
Exxon Mobil Corp.
4.23%, 03/19/2040		2,505	2,694
Frontera Energy Corp.
7.88%, 06/21/2028(1)		647	605
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(1)		2,354	2,166
2.94%, 09/30/2040(1)		823	742
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022		3,400	765
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022		3,000	1,950
4.95%, 03/23/2027		20,900	8,569
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	6,078
2.95%, 01/27/2029(1)		$28,600	11,835
3.00%, 06/29/2027		10,000	4,113
Geopark Ltd.
5.50%, 01/17/2027(1)		253	241
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)		1,171	1,154
2.60%, 10/15/2025(1)		1,575	1,511
3.45%, 10/15/2027(1)		2,061	1,985
Greenko Dutch BV
3.85%, 03/29/2026(1)		7,566	7,232
Helmerich & Payne, Inc.
2.90%, 09/29/2031(1)		2,400	2,195
Hess Corp.
4.30%, 04/01/2027		4,305	4,417
5.60%, 02/15/2041		11,125	12,501
KazMunayGas National Co. JSC
3.50%, 04/14/2033		351	291
5.38%, 04/24/2030		1,846	1,772
KazTransGas JSC
4.38%, 09/26/2027		600	542
Kinder Morgan, Inc.
4.30%, 06/01/2025		14,500	14,893
5.55%, 06/01/2045		960	1,073
Leviathan Bond Ltd.
6.13%, 06/30/2025(1)		8,515	8,640
Lundin Energy Finance BV
2.00%, 07/15/2026(1)		7,715	7,184
3.10%, 07/15/2031(1)		5,635	5,218
Matador Resources Co.
5.88%, 09/15/2026		117	119
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031(1)		1,020	938
MPLX LP
4.25%, 12/01/2027		5,655	5,840
NGPL PipeCo LLC
4.88%, 08/15/2027(1)		4,268	4,430
Noble Finance Co.
11.00%, 02/15/2028(1)(7)		25	28
11.00%, 02/15/2028(7)		35	39
Occidental Petroleum Corp.
0.00%, 10/10/2036		5,454	2,925
4.10%, 02/15/2047		2,190	2,026
4.20%, 03/15/2048		2,540	2,375
4.40%, 08/15/2049		175	164
4.50%, 07/15/2044		350	334
4.63%, 06/15/2045		415	403
5.55%, 03/15/2026		2,820	2,989
8.00%, 07/15/2025		2,130	2,392
8.50%, 07/15/2027		1,705	2,018
8.88%, 07/15/2030		2,618	3,358
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		10	10
Oil & Gas Holding Co. BSCC
7.63%, 11/07/2024(18)		602	632
OQ SAOC
5.13%, 05/06/2028(1)		348	344
Ovintiv Exploration, Inc.
5.63%, 07/01/2024		2,939	3,090
Ovintiv, Inc.
6.50%, 08/15/2034		11,993	14,235
7.38%, 11/01/2031		1,182	1,449
Pertamina Persero PT
3.10%, 08/27/2030(1)		4,663	4,395
Petrobras Global Finance BV
6.25%, 12/14/2026	GBP	4,359	5,917
Petroleos de Venezuela SA
5.38%, 04/12/2027(9)		$2,052	136
5.50%, 04/12/2037(9)		2,500	153
6.00%, 05/16/2024(9)		2,312	153
6.00%, 11/15/2026(9)		4,600	322
9.00%, 11/17/2022(9)		133	9
9.75%, 05/17/2035(9)		830	52

Petroleos Mexicanos
5.50%, 06/27/2044	787	593
5.95%, 01/28/2031	4,020	3,710
6.63%, 06/15/2035	940	842
6.70%, 02/16/2032	38,467	36,544
6.75%, 09/21/2047	14,742	11,984
6.84%, 01/23/2030	2,319	2,308
6.88%, 10/16/2025	737	773
6.95%, 01/28/2060	4,144	3,363
7.69%, 01/23/2050	7,326	6,401
Petronas Capital Ltd.
2.48%, 01/28/2032(1)	1,700	1,579
3.50%, 04/21/2030(1)	3,900	3,968
Plains All American Pipeline LP
3.55%, 12/15/2029	800	773
4.70%, 06/15/2044	4,880	4,579
4.90%, 02/15/2045	390	374
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 09/15/2030	4,120	4,041
4.30%, 01/31/2043	4,600	4,073
Puma International Financing SA
5.13%, 10/06/2024(1)	531	506
Qatar Energy
2.25%, 07/12/2031	700	644
3.13%, 07/12/2041(1)	485	441
Reliance Industries Ltd.
4.13%, 01/28/2025	250	254
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	178	186
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	184	203
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(1)	456	490
Rockies Express Pipeline LLC
4.95%, 07/15/2029(1)	5,700	5,522
6.88%, 04/15/2040(1)	3,535	3,494
Ruby Pipeline LLC
8.00%, 04/01/2022(1)	2,879	2,656
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	8,850	9,255
5.00%, 03/15/2027	6,115	6,467
5.63%, 03/01/2025	23,856	25,223
5.75%, 05/15/2024	7,532	7,883
5.88%, 06/30/2026	6,040	6,530
Santos Finance Ltd.
3.65%, 04/29/2031(1)	10,000	9,344
Saudi Arabian Oil Co.
1.63%, 11/24/2025	2,200	2,086
Shell International Finance BV
3.00%, 11/26/2051	12,786	11,444
SM Energy Co.
10.00%, 01/15/2025(1)	98	107
Southern Gas Corridor CJSC
6.88%, 03/24/2026	1,584	1,729
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	1,000	1,057
Southwestern Energy Co.
4.75%, 02/01/2032	1,850	1,848
Sunoco LP / Sunoco Finance Corp.
4.50%, 04/30/2030(1)	3,725	3,432
TC PipeLines LP
4.38%, 03/13/2025	3,330	3,408
Texas Eastern Transmission LP
2.80%, 10/15/2022(1)	6,320	6,338
3.50%, 01/15/2028(1)	2,263	2,249
Topaz Solar Farms LLC
4.88%, 09/30/2039(1)	437	462
5.75%, 09/30/2039(1)	3,367	3,686
TransCanada PipeLines Ltd.
4.10%, 04/15/2030	5,929	6,122
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	1,610	1,570
4.00%, 03/15/2028	5,410	5,534
4.60%, 03/15/2048	2,646	2,823
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	2,540	2,510
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(1)	1,047	1,055
Transocean Pontus Ltd.
6.13%, 08/01/2025(1)	1,529	1,520
Transocean Poseidon Ltd.
6.88%, 02/01/2027(1)	3,544	3,508
Transocean Proteus Ltd.
6.25%, 12/01/2024(1)	2,855	2,833
Transocean, Inc.
7.25%, 11/01/2025(1)	100	87
8.00%, 02/01/2027(1)	70	59

USA Compression Partners LP
6.88%, 09/01/2027	1,310	1,315
Valero Energy Partners LP
4.50%, 03/15/2028	5,370	5,501
Venture Global Calcasieu Pass LLC
4.13%, 08/15/2031(1)	1,000	981
Western Midstream Operating LP
4.55%, 02/01/2030	1,775	1,766
5.30%, 03/01/2048	5,089	5,038
5.45%, 04/01/2044	1,256	1,273
5.50%, 08/15/2048	940	928
5.75%, 02/01/2050	2,350	2,291
Williams Companies, Inc.
2.60%, 03/15/2031	9,367	8,625
4.85%, 03/01/2048	1,810	1,931
Woodside Finance Ltd.
3.65%, 03/05/2025(1)	1,614	1,618
3.70%, 09/15/2026(1)	946	947
3.70%, 03/15/2028(1)	626	615
YPF SA
7.00%, 12/15/2047(1)	750	483

Total Energy		784,437

Financials – 12.58%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	4,983	4,609
3.00%, 10/29/2028	35,912	33,118
3.30%, 01/30/2032	8,105	7,306
3.50%, 01/15/2025	4,707	4,624
3.65%, 07/21/2027	200	194
3.88%, 01/23/2028	10,445	10,180
4.88%, 01/16/2024	1,828	1,853
6.50%, 07/15/2025	250	265
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	2,400	2,405
Air Lease Corp.
3.00%, 02/01/2030	4,635	4,269
3.13%, 12/01/2030	14,900	13,775
3.25%, 10/01/2029	1,250	1,180
3.38%, 07/01/2025	5,360	5,283
3.88%, 07/03/2023	4,000	4,040
4.63%, 10/01/2028	30	31
Aircastle Ltd.
4.13%, 05/01/2024	5,440	5,431
5.00%, 04/01/2023	5,090	5,172
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	269	253
3.95%, 01/15/2027	1,107	1,132
3.95%, 01/15/2028	1,192	1,217
4.70%, 07/01/2030	1,139	1,227
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490	2,539
Ally Financial, Inc.
2.20%, 11/02/2028	4,235	3,826
3.88%, 05/21/2024	15	15
4.63%, 03/30/2025	16,915	17,432
5.13%, 09/30/2024	400	418
5.75%, 11/20/2025	1,315	1,383
5.80%, 05/01/2025	9,805	10,400
8.00%, 11/01/2031	5	6
8.00%, 11/01/2031	13,313	16,699
American Assets Trust LP
3.38%, 02/01/2031	9,840	9,256
American Campus Communities Operating Partnership LP
2.25%, 01/15/2029	1,430	1,307
2.85%, 02/01/2030	1,345	1,261
3.30%, 07/15/2026	4,666	4,640
3.63%, 11/15/2027	274	272
3.75%, 04/15/2023	2,000	2,020
4.13%, 07/01/2024	2,750	2,800
American Express Co.
2.55%, 03/04/2027	13,859	13,475
American Homes 4 Rent LP
2.38%, 07/15/2031	1,690	1,492
American International Group, Inc.
4.20%, 04/01/2028	2,522	2,618
4.50%, 07/16/2044	2,604	2,810
4.75%, 04/01/2048	1,226	1,405
American Tower Corp.
2.10%, 06/15/2030	604	527
2.30%, 09/15/2031	7,761	6,777
3.38%, 05/15/2024	1,552	1,557
3.65%, 03/15/2027	1,640	1,636
3.80%, 08/15/2029	10,244	10,194
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,500	5,078
Antares Holdings LP
2.75%, 01/15/2027(1)	8,970	7,884
3.75%, 07/15/2027(1)	20,265	18,695

Aon Corp.
2.80%, 05/15/2030		2,026	1,930
Aon Corp. / Aon Global Holdings Plc
2.60%, 12/02/2031		6,275	5,779
3.90%, 02/28/2052		2,494	2,461
Arabian Centres Sukuk II Ltd.
5.63%, 10/07/2026(1)		875	827
Arabian Centres Sukuk Ltd.
5.38%, 11/26/2024(18)		456	440
Ares Capital Corp.
2.88%, 06/15/2028		12,605	11,159
3.20%, 11/15/2031		21,335	18,080
Arthur J Gallagher & Co.
3.05%, 03/09/2052		1,995	1,647
ASG Finance Designated Activity Co.
7.88%, 12/03/2024(1)		986	932
Athene Global Funding
0.91% (SOFR + 0.70%), 05/24/2024(1)(2)		10,525	10,400
1.61%, 06/29/2026(1)		9,100	8,291
1.72%, 01/07/2025(1)		27,575	26,278
1.99%, 08/19/2028(1)		12,230	10,744
2.55%, 11/19/2030(1)		3,300	2,928
2.72%, 01/07/2029(1)		3,800	3,493
3.21%, 03/08/2027(1)		5,070	4,881
Athene Holding Ltd.
3.50%, 01/15/2031		1,835	1,756
4.13%, 01/12/2028		11,630	11,720
Athora Netherlands NV
2.38%, 05/17/2024	EUR	500	558
Aviation Capital Group LLC
1.95%, 01/30/2026(1)		$2,130	1,956
4.88%, 10/01/2025(1)		2,789	2,829
5.50%, 12/15/2024(1)		3,900	4,014
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(1)		35,022	30,937
2.88%, 02/15/2025(1)		3,919	3,763
3.95%, 07/01/2024(1)		2,449	2,441
4.25%, 04/15/2026(1)		515	508
4.38%, 05/01/2026(1)		1,609	1,587
5.50%, 01/15/2026(1)		1,069	1,103
Banco Bilbao Vizcaya Argentaria SA
5.88% (5 Year Swap Rate EUR + 5.66%), 12/24/2170(2)	EUR	400	457
Banco Davivienda SA
6.65% (10 Year CMT Index + 5.10%), 10/22/2170(1)(2)		$233	215
Banco Mercantil del Norte SA
5.88% (5 Year CMT Index + 4.64%), 01/24/2171(1)(2)		1,095	1,013
6.63% (10 Year CMT Index + 5.03%), 01/24/2171(1)(2)		995	918
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(1)		5,395	5,630
Banco Santander SA
0.70% (1 Year CMT Index + 0.45%), 06/30/2024(2)		35,800	34,754
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)		2,800	2,529
2.75%, 12/03/2030		3,200	2,816
3.49%, 05/28/2030		2,000	1,936
5.18%, 11/19/2025		2,400	2,481
6.75% (5 Year Swap Rate EUR + 6.80%), 07/25/2169(2)(3)	EUR	700	777
Banco Votorantim SA
4.00%, 09/24/2022(1)		$399	402
Bank of America Corp.
0.52% (SOFR + 0.41%), 06/14/2024(2)		1,849	1,797
1.66% (SOFR + 0.91%), 03/11/2027(2)		50,030	46,637
1.73% (SOFR + 0.96%), 07/22/2027(2)		44,295	41,136
1.90% (SOFR + 1.53%), 07/23/2031(2)		11,605	10,134
1.92% (SOFR + 1.37%), 10/24/2031(2)		9,000	7,818
2.09% (SOFR + 1.06%), 06/14/2029(2)		19,260	17,593
2.30% (SOFR + 1.22%), 07/21/2032(2)		12,480	11,107
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(2)		5,377	5,283
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(2)		25,075	23,048
2.55% (SOFR + 1.05%), 02/04/2028(2)		6,421	6,135
2.57% (SOFR + 1.21%), 10/20/2032(2)		3,000	2,726
2.59% (SOFR + 2.15%), 04/29/2031(2)		6,285	5,798
2.69% (SOFR + 1.32%), 04/22/2032(2)		3,110	2,860
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(2)		4,100	3,888
2.97% (SOFR + 1.33%), 02/04/2033(2)		28,905	27,084
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(2)		10,320	10,346
3.38% (SOFR + 1.33%), 04/02/2026(2)		12,227	12,211
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028(2)		5,300	5,246
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)		2,135	2,169
4.18%, 11/25/2027		16,659	16,985
4.25%, 10/22/2026		13,944	14,352
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)		17,970	18,540
4.45%, 03/03/2026		855	884
Barclays Bank Plc
7.63%, 11/21/2022		5,611	5,751
Barclays Plc
2.28% (1 Year CMT Index + 1.05%), 11/24/2027(2)		25,615	23,780

2.85% (SOFR + 2.71%), 05/07/2026(2)		1,840	1,787
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(2)		15,000	13,605
3.33% (1 Year CMT Index + 1.30%), 11/24/2042(2)		15,000	13,047
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(2)		45,920	42,294
3.81% (1 Year CMT Index + 1.70%), 03/10/2042(2)		920	823
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)		8,495	8,564
4.38%, 01/12/2026		2,670	2,726
4.38% (5 Year CMT Index + 3.41%), 12/15/2170(2)		10,985	9,675
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)		3,700	3,871
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(2)		1,570	1,629
5.88% (5 Year Sterling Overnight Index Average Mid-Swap + 5.19%), 12/15/2170(2)	GBP	2,400	3,161
6.13% (5 Year CMT Index + 5.87%), 12/15/2170(2)		$4,700	4,800
6.38% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 03/15/2169(2)	GBP	4,100	5,556
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2170(2)		3,200	4,419
7.25% (5 Year Sterling Overnight Index Average Mid-Swap + 6.74%), 06/15/2169(2)		18,283	24,648
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2170(2)		$5,150	5,338
7.88% (5 Year Sterling Overnight Index Average Mid-Swap + 6.10%), 12/15/2170(2)	GBP	1,600	2,139
Barings BDC, Inc.
3.30%, 11/23/2026(1)		$8,715	8,047
BBVA Bancomer SA
1.88%, 09/18/2025(1)		6,755	6,438
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052		16,214	16,580
BGC Partners, Inc.
5.38%, 07/24/2023		380	389
Blackstone Secured Lending Fund
2.13%, 02/15/2027(1)		21,770	19,312
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(2)		7,507	6,836
1.68% (SOFR + 0.91%), 06/30/2027(1)(2)		17,105	15,641
2.16% (SOFR + 1.22%), 09/15/2029(1)(2)		8,313	7,396
2.59% (SOFR + 1.23%), 01/20/2028(1)(2)		18,714	17,612
BOC Aviation Ltd.
2.75%, 09/18/2022(1)		300	300
Boston Properties LP
3.25%, 01/30/2031		757	732
Brixmor Operating Partnership LP
2.25%, 04/01/2028		925	845
3.65%, 06/15/2024		2,825	2,845
3.85%, 02/01/2025		1,035	1,043
3.90%, 03/15/2027		3,957	3,990
4.05%, 07/01/2030		2,337	2,345
4.13%, 06/15/2026		1,967	2,007
4.13%, 05/15/2029		4,934	5,061
Broadstone Net Lease LLC
2.60%, 09/15/2031		3,700	3,295
Brookfield Finance I UK Plc
2.34%, 01/30/2032		14,500	12,889
Brookfield Finance, Inc.
2.72%, 04/15/2031		2,900	2,676
Burgan Bank SAK
5.75% (5 Year CMT Index + 4.01%), 12/31/2170(2)(18)		441	428
Capital One Financial Corp.
3.27% (SOFR + 1.79%), 03/01/2030(2)		19,011	18,356
3.65%, 05/11/2027		1,125	1,126
CBRE Services, Inc.
2.50%, 04/01/2031		4,900	4,427
4.88%, 03/01/2026		445	467
CDBL Funding 2
3.00%, 08/01/2022		1,700	1,700
Charles Schwab Corp.
2.00%, 03/20/2028		728	681
2.90%, 03/03/2032		14,665	14,120
4.00% (5 Year CMT Index + 3.17%), 06/01/2170(2)		13,700	13,118
4.00% (10 Year CMT Index + 3.08%), 03/01/2171(2)		1,883	1,691
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026		300	242
6.00%, 07/16/2025		1,755	1,457
6.45%, 11/07/2024		660	587
Citigroup, Inc.
1.28% (SOFR + 0.53%), 11/03/2025(2)		4,030	3,835
1.46% (SOFR + 0.77%), 06/09/2027(2)		18,288	16,795
1.68% (SOFR + 1.67%), 05/15/2024(2)		1,210	1,200
2.01% (SOFR + 0.69%), 01/25/2026(2)		57,075	54,945
2.56% (SOFR + 1.17%), 05/01/2032(2)		11,275	10,167
2.57% (SOFR + 2.11%), 06/03/2031(2)		3,105	2,845
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(2)		1,290	1,292
3.06% (SOFR + 1.35%), 01/25/2033(2)		22,936	21,430
3.07% (SOFR + 1.28%), 02/24/2028(2)		16,045	15,627
3.11% (SOFR + 2.84%), 04/08/2026(2)		3,865	3,832
3.29% (SOFR + 1.53%), 03/17/2026(2)		12,613	12,570
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(2)		938	929
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(2)		771	771
3.79% (SOFR + 1.94%), 03/17/2033(2)		10,000	9,913
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(2)		850	860
4.00% (5 Year CMT Index + 3.60%), 03/10/2171(2)		2,670	2,563
4.13%, 07/25/2028		1,675	1,700
4.41% (SOFR + 3.91%), 03/31/2031(2)		6,395	6,639

CNO Financial Group, Inc.
5.25%, 05/30/2025		1,718	1,782
5.25%, 05/30/2029		3,840	4,040
Corebridge Financial, Inc.
3.65%, 04/05/2027(1)		15,000	14,979
3.85%, 04/05/2029(1)		13,400	13,388
3.90%, 04/05/2032(1)		8,100	8,088
4.35%, 04/05/2042(1)		1,900	1,899
Corporate Office Properties LP
2.75%, 04/15/2031		1,555	1,396
Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026		500	353
3.30%, 01/12/2031		4,895	3,403
3.88%, 10/22/2030		300	204
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168	20,784
4.38%, 03/17/2025(1)		1,717	1,736
Credit Suisse AG
0.50%, 02/02/2024		10,025	9,592
Credit Suisse Group AG
1.31% (SOFR + 0.98%), 02/02/2027(1)(2)		22,465	20,093
2.19% (SOFR + 2.04%), 06/05/2026(1)(2)		11,505	10,804
3.00% (3 Month LIBOR USD + 1.20%), 12/14/2023(1)(2)		3,967	3,967
3.09% (SOFR + 1.73%), 05/14/2032(1)(2)		25,710	23,188
3.63%, 09/09/2024		10,950	11,076
3.75%, 03/26/2025		830	827
4.19% (SOFR + 3.73%), 04/01/2031(1)(2)		10,164	10,027
4.28%, 01/09/2028(1)		4,305	4,300
5.25% (5 Year CMT Index + 4.89%), 02/11/2171(1)(2)		1,100	1,018
6.50%, 08/08/2023(1)		1,400	1,435
7.13% (5 Year Swap Rate USD + 5.11%), 07/29/2169(2)		1,800	1,802
7.25% (5 Year 1100 Run ICE Swap Rate USD + 4.33%), 03/12/2171(1)(2)		1,100	1,112
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2170(2)		1,400	1,447
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2170(1)(2)		1,800	1,861
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2171(1)(2)		2,900	2,944
Crown Castle International Corp.
2.10%, 04/01/2031		4,659	4,029
2.50%, 07/15/2031		1,525	1,360
2.90%, 03/15/2027		1,596	1,543
3.15%, 07/15/2023		663	667
3.30%, 07/01/2030		1,085	1,038
3.65%, 09/01/2027		7,580	7,525
3.80%, 02/15/2028		12,642	12,629
4.30%, 02/15/2029		11,875	12,198
4.45%, 02/15/2026		7,275	7,491
CTP NV
1.25%, 06/21/2029	EUR	300	291
CyrusOne LP / CyrusOne Finance Corp.
1.45%, 01/22/2027		1,300	1,479
2.15%, 11/01/2030		$17,385	17,358
2.90%, 11/15/2024		3,525	3,532
Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		7,177	7,071
5.38%, 01/12/2024(1)		15,221	15,693
Deutsche Bank AG
0.96%, 11/08/2023		20,885	20,248
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(2)(3)	EUR	2,500	2,587
2.13% (SOFR + 1.87%), 11/24/2026(2)(18)		$5,400	5,006
2.22% (SOFR + 2.16%), 09/18/2024(2)		4,895	4,788
2.55% (SOFR + 1.32%), 01/07/2028(2)		2,601	2,400
3.04% (SOFR + 1.72%), 05/28/2032(2)(18)		3,300	2,966
3.55% (SOFR + 3.04%), 09/18/2031(2)		16,820	15,861
3.73% (SOFR + 2.76%), 01/14/2032(2)		5,330	4,754
3.96% (SOFR + 2.58%), 11/26/2025(2)		19,919	19,904
5.63% (5 Year Swap Rate EUR + 6.00%), 05/19/2031(2)(3)	EUR	1,800	2,145
Discover Bank
2.45%, 09/12/2024		$1,310	1,287
4.65%, 09/13/2028		1,896	1,968
Discover Financial Services
3.95%, 11/06/2024		6,058	6,165
4.10%, 02/09/2027		16,620	16,946
DNB Bank ASA
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)		15,430	13,935
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust
5.13%, 11/30/2022(1)		1,024	1,012
Duke Realty LP
1.75%, 02/01/2031		704	611
2.25%, 01/15/2032		2,973	2,673
Emirates NBD Bank PJSC
6.13% (6 Year CMT Index USD + 3.66%), 09/20/2170(2)(18)		732	734
EPR Properties
4.75%, 12/15/2026		140	140
4.95%, 04/15/2028		414	414
Equinix, Inc.
1.00%, 09/15/2025		6,058	5,567
2.15%, 07/15/2030		17,645	15,442

2.50%, 05/15/2031		3,177	2,849
3.20%, 11/18/2029		13,645	13,058
3.90%, 04/15/2032		4,185	4,163
Equitable Financial Life Global Funding
1.80%, 03/08/2028(1)		13,720	12,340
Equitable Holdings, Inc.
4.35%, 04/20/2028		707	722
Erste Group Bank AG
4.25% (5 Year Swap Rate EUR + 4.65%), 04/15/2171(2)(3)	EUR	600	633
Essential Properties LP
2.95%, 07/15/2031		$2,800	2,450
Essex Portfolio LP
3.63%, 05/01/2027		889	901
4.00%, 03/01/2029		793	817
Extra Space Storage LP
2.35%, 03/15/2032		3,190	2,800
Fairfax Financial Holdings Ltd.
4.63%, 04/29/2030		4,361	4,480
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		3,860	4,543
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		8,000	9,094
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000	3,142
8.63%, 05/01/2024(1)		4,480	4,896
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)		2,360	2,471
Fidelity National Financial, Inc.
2.45%, 03/15/2031		6,840	6,058
3.40%, 06/15/2030		5,874	5,657
4.50%, 08/15/2028		15,455	15,804
Fifth Third Bancorp
2.55%, 05/05/2027		1,020	985
First American Financial Corp.
2.40%, 08/15/2031		6,800	5,953
First-Citizens Bank & Trust Co.
2.97% (SOFR + 1.72%), 09/27/2025(2)		1,700	1,684
FS KKR Capital Corp.
3.13%, 10/12/2028		8,505	7,582
Global Atlantic Finance Co.
4.40%, 10/15/2029(1)		2,987	2,983
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(2)		750	714
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032		16,633	15,091
3.35%, 09/01/2024		11,589	11,518
4.00%, 01/15/2030		9,426	9,149
5.25%, 06/01/2025		2,271	2,338
5.30%, 01/15/2029		5,325	5,594
5.38%, 11/01/2023		6,254	6,410
5.38%, 04/15/2026		4,500	4,702
5.75%, 06/01/2028		4,034	4,342
Goldman Sachs Group, Inc.
0.63% (SOFR + 0.54%), 11/17/2023(2)		21,965	21,686
0.66% (SOFR + 0.51%), 09/10/2024(2)		687	664
0.67% (SOFR + 0.57%), 03/08/2024(2)		5,000	4,894
0.93% (SOFR + 0.49%), 10/21/2024(2)		20,322	19,698
1.22%, 12/06/2023		20,000	19,517
1.43% (SOFR + 0.80%), 03/09/2027(2)		38,960	35,902
1.54% (SOFR + 0.82%), 09/10/2027(2)		18,755	17,141
1.76% (SOFR + 0.73%), 01/24/2025(2)		34,030	33,176
1.95% (SOFR + 0.91%), 10/21/2027(2)		18,550	17,239
2.38% (SOFR + 1.25%), 07/21/2032(2)		11,575	10,252
2.60%, 02/07/2030		3,345	3,103
2.62% (SOFR + 1.28%), 04/22/2032(2)		2,659	2,417
2.65% (SOFR + 1.26%), 10/21/2032(2)		2,881	2,605
3.00%, 03/15/2024		13,165	13,148
3.10% (SOFR + 1.41%), 02/24/2033(2)		27,063	25,509
3.20%, 02/23/2023		10,030	10,119
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)		6,686	6,699
3.50%, 04/01/2025		31,382	31,616
3.50%, 11/16/2026		1,895	1,903
3.62% (SOFR + 1.85%), 03/15/2028(2)		9,738	9,724
3.75%, 02/25/2026		1,647	1,673
4.00%, 03/03/2024		12,735	12,995
Grupo Aval Ltd.
4.38%, 02/04/2030(1)		1,627	1,409
4.75%, 09/26/2022(18)		291	293
Healthcare Realty Trust, Inc.
3.63%, 01/15/2028		1,095	1,085
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031		8,500	7,355
3.10%, 02/15/2030		3,411	3,242
3.50%, 08/01/2026		2,000	1,994
3.75%, 07/01/2027		245	248
Healthpeak Properties, Inc.
2.88%, 01/15/2031		1,980	1,875
3.40%, 02/01/2025		160	161
3.50%, 07/15/2029		685	684
Highwoods Realty LP
4.13%, 03/15/2028		1,569	1,590
Host Hotels & Resorts LP
2.90%, 12/15/2031		1,200	1,073
Howard Hughes Corp.
4.13%, 02/01/2029(1)		2,635	2,472
5.38%, 08/01/2028(1)		2,805	2,816
HSBC Holdings Plc
0.98% (SOFR + 0.71%), 05/24/2025(2)		6,440	6,114
1.59% (SOFR + 1.29%), 05/24/2027(2)		11,065	10,099
1.65% (SOFR + 1.54%), 04/18/2026(2)		2,782	2,618
2.01% (SOFR + 1.73%), 09/22/2028(2)		19,960	18,099
2.10% (SOFR + 1.93%), 06/04/2026(2)		6,954	6,613
2.21% (SOFR + 1.29%), 08/17/2029(2)		16,275	14,639
2.25% (SOFR + 1.10%), 11/22/2027(2)		9,239	8,608
2.36% (SOFR + 1.95%), 08/18/2031(2)		2,300	2,040
2.63% (SOFR + 1.40%), 11/07/2025(2)		2,390	2,331
2.80% (SOFR + 1.19%), 05/24/2032(2)		7,935	7,210
2.85% (SOFR + 2.39%), 06/04/2031(2)		34,320	31,720
2.87% (SOFR + 1.41%), 11/22/2032(2)		43,030	39,115
3.00% (1 Year Swap Rate GBP + 1.77%), 05/29/2030(2)	GBP	300	385
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)		$13,200	13,205
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)		7,175	7,267
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(2)		3,200	3,292
4.95%, 03/31/2030		9,900	10,573
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2171(2)	GBP	6,400	8,427
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2171(2)	EUR	600	695
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2170(2)		$3,420	3,480
Huarong Finance 2017 Co. Ltd.
4.95%, 11/07/2047		400	320
Huarong Finance 2019 Co. Ltd.
3.38%, 02/24/2030		200	173
3.88%, 11/13/2029		200	181
4.50%, 05/29/2029		200	189
Hudson Pacific Properties LP
3.95%, 11/01/2027		10,372	10,413
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029		3,355	3,078
IMMOFINANZ AG
2.63%, 01/27/2023	EUR	4,200	4,683
ING Groep NV
6.88% (5 Year 1100 Run ICE Swap Rate USD + 5.12%), 04/16/2170(2)		$1,400	1,402
Intercontinental Exchange, Inc.
1.85%, 09/15/2032		27,050	23,362
2.10%, 06/15/2030		5,379	4,912
3.00%, 09/15/2060		9,700	8,222
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028		2,487	2,250
4.15%, 04/15/2032		10,666	10,893
Jefferies Group LLC
6.25%, 01/15/2036		1,430	1,672
6.45%, 06/08/2027		3,660	4,130
6.50%, 01/20/2043		1,125	1,348
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030		7,180	7,294
4.85%, 01/15/2027		1,500	1,573
JP Morgan Chase & Co.
0.77% (SOFR + 0.49%), 08/09/2025(2)		5,440	5,156
0.97% (3 Month Term SOFR + 0.58%), 06/23/2025(2)		31,140	29,731
1.47% (SOFR + 0.77%), 09/22/2027(2)		8,340	7,686
1.58% (SOFR + 0.89%), 04/22/2027(2)		42,113	39,223
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031(2)		6,670	5,751
1.95% (SOFR + 1.07%), 02/04/2032(2)		15,000	13,140
2.01% (3 Month Term SOFR + 1.59%), 03/13/2026(2)		8,481	8,176
2.08% (SOFR + 1.85%), 04/22/2026(2)		8,375	8,082
2.18% (SOFR + 1.89%), 06/01/2028(2)		7,115	6,675
2.52% (SOFR + 2.04%), 04/22/2031(2)		24,710	22,907
2.55% (SOFR + 1.18%), 11/08/2032(2)		10,535	9,626
2.58% (SOFR + 1.25%), 04/22/2032(2)		8,931	8,182
2.74% (SOFR + 1.51%), 10/15/2030(2)		4,350	4,110
2.95% (SOFR + 1.17%), 02/24/2028(2)		12,156	11,863
2.95%, 10/01/2026		2,340	2,322
2.96% (SOFR + 2.52%), 05/13/2031(2)		5,112	4,783
2.96% (SOFR + 1.26%), 01/25/2033(2)		11,940	11,256
3.11% (SOFR + 2.44%), 04/22/2051(2)		9,936	8,800
4.49% (SOFR + 3.79%), 03/24/2031(2)		13,825	14,654
Kimco Realty Corp.
3.25%, 08/15/2026		1,665	1,656
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)		14,105	12,934
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(2)		25,630	25,666
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)		420	410
3.75% (1 Year CMT Index + 1.80%), 03/18/2028(2)		7,440	7,418
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(2)		1,675	1,693
4.45%, 05/08/2025		3,665	3,756

4.95% (CMS 5 Year Rate EUR + 5.29%), 06/27/2170(2)(3)	EUR	7,781	8,875
7.50% (5 Year Swap Rate USD + 4.76%), 06/27/2170(2)		$3,330	3,496
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2170(2)		4,300	4,571
7.63% (5 Year Sterling Overnight Index Average Mid-Swap + 5.29%), 06/27/2170(2)	GBP	1,900	2,593
7.88% (5 Year Sterling Overnight Index Average Mid-Swap + 5.11%), 06/27/2170(2)		900	1,331
Logan Group Co. Ltd.
4.25%, 07/12/2025		$2,205	463
4.85%, 12/14/2026		2,995	599
LSEGA Financing Plc
2.00%, 04/06/2028(1)		7,630	6,949
2.50%, 04/06/2031(1)		3,150	2,914
Macquarie Group Ltd.
1.34% (SOFR + 1.07%), 01/12/2027(1)(2)		10,480	9,548
2.87% (SOFR + 1.53%), 01/14/2033(1)(2)		14,785	13,123
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(1)(2)		2,905	2,910
4.44% (SOFR + 2.41%), 06/21/2033(1)(2)		6,445	6,505
MAF Global Securities Ltd.
4.75%, 05/07/2024(18)		308	315
5.50% (5 Year Swap Rate USD + 3.48%), 09/07/2168(2)(18)		388	384
Marsh & McLennan Companies, Inc.
2.25%, 11/15/2030		1,965	1,794
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.75%, 02/01/2027		1,150	1,215
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025		4,273	4,131
2.31% (1 Year CMT Index + 0.95%), 07/20/2032(2)		679	608
Mizuho Financial Group, Inc.
0.85% (SOFR + 0.87%), 09/08/2024(2)(3)		913	885
1.55% (1 Year CMT Index + 0.75%), 07/09/2027(2)		1,062	975
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(2)		1,784	1,575
Morgan Stanley
0.00%, 04/02/2032(5)(18)		14,800	10,923
0.53% (SOFR + 0.46%), 01/25/2024(2)		22,380	22,016
0.56% (SOFR + 0.47%), 11/10/2023(2)		5,000	4,942
0.73% (SOFR + 0.62%), 04/05/2024(2)		2,000	1,959
0.79% (SOFR + 0.51%), 01/22/2025(2)		5,940	5,702
1.16% (SOFR + 0.56%), 10/21/2025(2)		29,255	27,790
1.51% (SOFR + 0.86%), 07/20/2027(2)		22,071	20,288
1.59% (SOFR + 0.88%), 05/04/2027(2)		22,995	21,364
1.79% (SOFR + 1.03%), 02/13/2032(2)		12,387	10,652
1.93% (SOFR + 1.02%), 04/28/2032(2)		13,130	11,349
2.24% (SOFR + 1.18%), 07/21/2032(2)		22,340	19,796
2.48% (SOFR + 1.00%), 01/21/2028(2)		32,901	31,365
2.51% (SOFR + 1.20%), 10/20/2032(2)		4,635	4,178
2.70% (SOFR + 1.14%), 01/22/2031(2)		10,000	9,384
2.94% (SOFR + 1.29%), 01/21/2033(2)		11,615	10,892
3.22% (SOFR + 1.49%), 04/22/2042(2)		1,619	1,489
3.95%, 04/23/2027		31,330	31,836
4.35%, 09/08/2026		8,350	8,600
5.00%, 11/24/2025		10,320	10,879
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031		17,400	16,160
5.25%, 08/01/2026		56	57
Nasdaq, Inc.
0.45%, 12/21/2022		5,405	5,343
National General Holdings Corp.
6.75%, 05/15/2024(1)		12,910	13,938
National Retail Properties, Inc.
3.00%, 04/15/2052		687	551
Nationwide Building Society
0.55%, 01/22/2024(1)		16,400	15,723
3.62% (3 Month LIBOR USD + 1.18%), 04/26/2023(1)(2)		4,250	4,251
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)		26,268	26,410
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650	5,633
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600	8,656
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)		4,000	4,062
Nationwide Mutual Insurance Co.
3.12% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		6,180	6,184
Natwest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)		12,170	11,126
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(2)		28,415	28,745
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)		4,390	4,503
4.60% (5 Year CMT Index + 3.10%), 09/30/2170(2)		3,600	3,168
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)		2,900	3,014
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)		6,600	7,027
6.00% (5 Year CMT Index + 5.63%), 09/30/2170(2)		8,300	8,476
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2170(2)		7,151	7,768
Navient Corp.
5.00%, 03/15/2027		1,997	1,902
5.50%, 01/25/2023		3,000	3,038
5.88%, 10/25/2024		284	290
6.13%, 03/25/2024		14	14
6.75%, 06/25/2025		272	279
6.75%, 06/15/2026		1,977	2,017
7.25%, 09/25/2023		297	309
NBK Tier 1 Ltd.
3.63% (6 Year CMT Index USD + 2.88%), 08/24/2170(1)(2)		1,058	987

New York Life Global Funding
0.85%, 01/15/2026(1)		12,430	11,441
2.35%, 07/14/2026(1)		1,000	970
New York Life Insurance Co.
3.75%, 05/15/2050(1)		7,841	7,601
Newmark Group, Inc.
6.13%, 11/15/2023		602	629
Nomura Holdings, Inc.
2.17%, 07/14/2028		19,200	17,230
2.61%, 07/14/2031		1,825	1,640
3.00%, 01/22/2032		4,526	4,169
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(1)		2,760	2,500
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027		5,960	5,461
Old Republic International Corp.
3.88%, 08/26/2026		5,155	5,197
4.88%, 10/01/2024		335	346
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033		8,700	7,587
OneMain Finance Corp.
5.63%, 03/15/2023		3,658	3,725
6.13%, 03/15/2024		2,400	2,460
Owl Rock Capital Corp.
2.63%, 01/15/2027		9,165	8,215
2.88%, 06/11/2028		9,375	8,177
Owl Rock Technology Finance Corp.
2.50%, 01/15/2027		10,635	9,605
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(1)		6,564	6,611
5.50%, 02/15/2024(1)		1,247	1,276
Prologis LP
1.25%, 10/15/2030		670	570
Raymond James Financial, Inc.
4.95%, 07/15/2046		4,420	4,949
Realty Income Corp.
2.20%, 06/15/2028		1,212	1,118
3.40%, 01/15/2028		3,938	3,927
3.95%, 08/15/2027		4,030	4,140
4.63%, 11/01/2025		2,260	2,365
Regency Centers LP
3.60%, 02/01/2027		2,399	2,431
3.70%, 06/15/2030		1,966	1,967
4.13%, 03/15/2028		970	1,002
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895	897
Rexford Industrial Realty LP
2.15%, 09/01/2031		800	694
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027		436	420
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(1)		9,815	9,012
3.63%, 03/01/2029		4,385	4,014
3.88%, 03/01/2031(1)		29,710	26,888
4.00%, 10/15/2033(1)		29,285	25,651
Royal Bank of Canada
0.50%, 10/26/2023		15,460	14,981
Sabra Health Care LP
3.20%, 12/01/2031		12,000	10,709
Santander Holdings USA, Inc.
3.24%, 10/05/2026		6,255	6,097
3.50%, 06/07/2024		50	50
Santander UK Group Holdings Plc
1.09% (SOFR + 0.79%), 03/15/2025(2)		23,040	21,915
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(2)		12,810	11,775
1.67% (SOFR + 0.99%), 06/14/2027(2)		11,405	10,377
2.47% (SOFR + 1.22%), 01/11/2028(2)		1,125	1,046
2.90% (SOFR + 1.48%), 03/15/2032(2)		24,900	22,528
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)		4,990	4,907
4.75%, 09/15/2025(1)		1,025	1,041
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(2)		14,535	14,865
6.75% (5 Year Swap Rate GBP + 6.07%), 06/24/2169(2)	GBP	5,800	7,854
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2170(2)		5,647	7,483
SBA Communications Corp.
3.13%, 02/01/2029		$3,500	3,184
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022		1,300	143
Service Properties Trust
4.35%, 10/01/2024		279	269
Shimao Group Holdings Ltd.
3.45%, 01/11/2031		5,645	1,383
4.60%, 07/13/2030		400	103
4.75%, 07/03/2022		4,359	1,613
5.20%, 01/16/2027		4,595	1,241
5.60%, 07/15/2026		3,025	855
6.13%, 02/21/2024		1,275	383

Simon Property Group LP
2.65%, 07/15/2030		4,194	3,955
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029		1,725	1,130
4.75%, 01/14/2030		3,305	2,148
Sirius International Group Ltd.
4.60%, 11/01/2026(1)		2,520	2,466
SITE Centers Corp.
3.63%, 02/01/2025		1,914	1,915
4.25%, 02/01/2026		2,500	2,529
4.70%, 06/01/2027		8,000	8,280
Sitka Holdings LLC
5.51% (3 Month LIBOR USD + 4.50%), 07/06/2026(1)(2)		4,167	3,974
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000	6,012
SL Green Realty Corp.
4.50%, 12/01/2022		850	855
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		10,400	9,319
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705	7,104
4.25%, 04/14/2025(1)		2,340	2,327
4.75%, 11/24/2025(1)		9,285	9,364
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2170(1)(2)		400	404
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2171(1)(2)		4,300	4,385
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(1)(2)		2,500	2,385
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(2)		7,093	6,631
2.68% (1 Year CMT Index + 1.20%), 06/29/2032(1)(2)		52,100	45,697
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)		3,241	3,152
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		41,220	36,953
4.64% (1 Year CMT Index + 3.85%), 04/01/2031(1)(2)		22,853	23,564
Stewart Information Services Corp.
3.60%, 11/15/2031		14,990	13,643
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170(5)	EUR	3,876	5,003
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/2028		$5,000	4,475
2.45%, 09/27/2024		1,067	1,048
2.70%, 07/16/2024		5,000	4,952
Sunac China Holdings Ltd.
7.00%, 07/09/2025		700	166
Synchrony Financial
2.85%, 07/25/2022		3,720	3,730
4.25%, 08/15/2024		5,145	5,217
4.38%, 03/19/2024		9,540	9,717
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(1)		7,205	6,379
4.27%, 05/15/2047(1)		515	544
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500	7,516
4.90%, 09/15/2044(1)		1,505	1,659
Times China Holdings Ltd.
5.75%, 01/14/2027		5,214	1,981
6.20%, 03/22/2026		1,950	741
6.75%, 07/08/2025		1,715	686
Toronto-Dominion Bank
0.25%, 01/06/2023		19,175	18,966
3.20%, 03/10/2032		1,500	1,476
UBS AG
0.63% (SOFR + 0.45%), 08/09/2024(1)(2)		15,000	14,919
5.13%, 05/15/2024		200	204
UBS Group AG
7.00% (5 Year Swap Rate USD + 4.87%), 02/19/2171(2)		200	212
UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600	2,402
5.46% (5 Year CMT Index + 4.75%), 06/30/2035(1)(2)		1,930	1,844
7.83%, 12/04/2023(1)		13,400	14,222
Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP	2,145	2,926
US Bancorp
2.22% (SOFR + 0.73%), 01/27/2028(2)		$17,045	16,280
Ventas Realty LP
4.88%, 04/15/2049		1,895	2,079
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(1)		67	62
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(2)		17,765	17,184
2.19% (SOFR + 2.00%), 04/30/2026(2)		10,160	9,801
2.39% (SOFR + 2.10%), 06/02/2028(2)		21,595	20,420
2.57% (SOFR + 1.26%), 02/11/2031(2)		14,225	13,215
2.88% (SOFR + 1.43%), 10/30/2030(2)		23,833	22,652
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)		13,500	13,322
3.35% (SOFR + 1.50%), 03/02/2033(2)		36,020	35,006
3.53% (SOFR + 1.51%), 03/24/2028(2)		16,909	16,875
3.90% (5 Year CMT Index + 3.45%), 03/15/2171(2)		14,300	13,707
4.30%, 07/22/2027		2,141	2,223
5.01% (SOFR + 4.50%), 04/04/2051(2)		3,925	4,658
Welltower, Inc.
4.00%, 06/01/2025		4,690	4,762
4.50%, 01/15/2024		650	664

Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	9,917
WP Carey, Inc.
2.40%, 02/01/2031		677	610

Total Financials			4,181,616

Government – 0.10%
Asian Development Bank
4.70%, 03/12/2024	MXN	12,200	565
CBB International Sukuk Co. 7 SPC
6.88%, 10/05/2025		$1,600	1,755
European Investment Bank
0.25%, 09/15/2023		30,865	30,010
International Finance Corp.
8.00%, 10/09/2023	IDR	9,100,000	664
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/2030(1)		$1,200	1,172

Total Government			34,166

Industrials – 1.77%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061(1)		351	319
Agilent Technologies, Inc.
2.30%, 03/12/2031		1,233	1,114
2.75%, 09/15/2029		648	618
Amcor Finance USA, Inc.
3.63%, 04/28/2026		12,260	12,439
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027(1)		5,400	4,992
5.25%, 08/15/2027(1)		6,101	5,640
Arrow Electronics, Inc.
4.00%, 04/01/2025		2,961	3,005
Artera Services LLC
9.03%, 12/04/2025(1)		6,400	6,395
Avnet, Inc.
4.63%, 04/15/2026		10,485	10,764
4.88%, 12/01/2022		5,855	5,967
BAE Systems Plc
1.90%, 02/15/2031(1)		1,594	1,384
3.40%, 04/15/2030(1)		7,045	6,942
Berry Global, Inc.
1.57%, 01/15/2026		3,800	3,540
4.88%, 07/15/2026(1)		18,610	18,796
Boeing Co.
1.43%, 02/04/2024		16,015	15,490
2.20%, 02/04/2026		19,000	17,963
2.25%, 06/15/2026		2,170	2,051
2.95%, 02/01/2030		2,790	2,585
3.10%, 05/01/2026		370	364
3.20%, 03/01/2029		1,855	1,768
3.25%, 02/01/2035		800	714
3.38%, 06/15/2046		9,940	8,150
3.60%, 05/01/2034		200	187
3.63%, 03/01/2048		1,941	1,647
3.75%, 02/01/2050		11,354	10,110
3.83%, 03/01/2059		1,023	840
3.85%, 11/01/2048		1,465	1,284
4.88%, 05/01/2025		3,005	3,100
5.04%, 05/01/2027		5,295	5,576
5.15%, 05/01/2030		7,103	7,575
5.71%, 05/01/2040		7,091	7,924
5.81%, 05/01/2050		9,293	10,731
5.93%, 05/01/2060		8,907	10,284
Bombardier, Inc.
7.50%, 03/15/2025(1)		1,013	1,018
7.88%, 04/15/2027(1)		1,492	1,461
Boral Finance Pty Ltd.
3.00%, 11/01/2022(1)		4,113	4,114
3.75%, 05/01/2028(1)		1,095	1,069
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052		2,212	1,959
5.15%, 09/01/2043		3,815	4,530
Carrier Global Corp.
2.24%, 02/15/2025		791	770
Caterpillar Financial Services Corp.
0.95%, 01/10/2024		25,235	24,583
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)		900	731
Cemex SAB de CV
3.88%, 07/11/2031(1)		24,365	22,233
5.13% (5 Year CMT Index + 4.53%), 09/08/2170(1)(2)		5,670	5,564
5.20%, 09/17/2030(1)		9,173	9,127
5.45%, 11/19/2029(1)		3,460	3,499
CNH Industrial Capital LLC
1.95%, 07/02/2023		4,243	4,199
CSX Corp.
4.25%, 11/01/2066		3,328	3,459

Embraer Netherlands Finance BV
5.05%, 06/15/2025		2,156	2,178
5.40%, 02/01/2027		1,207	1,227
6.95%, 01/17/2028(1)		293	310
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/2050(1)		2,075	1,541
FedEx Corp.
2.40%, 05/15/2031		347	317
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025(1)		1,561	1,549
GE Capital Funding LLC
4.55%, 05/15/2032		1,088	1,168
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035		22,318	23,965
General Dynamics Corp.
2.25%, 06/01/2031		2,204	2,057
2.85%, 06/01/2041		655	594
General Electric Co.
4.16% (3 Month LIBOR USD + 3.33%), 06/15/2170(2)		6,184	5,929
6.75%, 03/15/2032		4,727	5,955
HTA Group Ltd.
7.00%, 12/18/2025(1)		590	583
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028(1)		608	550
3.84%, 05/01/2025		5,344	5,401
4.20%, 05/01/2030		3,064	3,187
IHS Holding Ltd.
5.63%, 11/29/2026(1)		1,212	1,147
6.25%, 11/29/2028(1)		765	718
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/2031(1)		6,645	5,899
Jabil, Inc.
1.70%, 04/15/2026		4,870	4,508
3.00%, 01/15/2031		2,470	2,263
4.70%, 09/15/2022		3,685	3,726
John Deere Capital Corp.
0.70%, 01/15/2026		1,350	1,251
0.90%, 01/10/2024		6,420	6,247
1.09% (3 Month LIBOR USD + 0.48%), 09/08/2022(2)		10,000	10,000
1.25%, 01/10/2025		9,965	9,592
2.95%, 04/01/2022		7,475	7,475
Keysight Technologies, Inc.
3.00%, 10/30/2029		5,800	5,530
Klabin Austria GmbH
3.20%, 01/12/2031(1)		513	447
L3Harris Technologies, Inc.
1.80%, 01/15/2031		6,553	5,694
Lockheed Martin Corp.
4.07%, 12/15/2042		4,838	5,165
Masonite International Corp.
5.38%, 02/01/2028(1)		276	278
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(1)		510	508
Mexico City Airport Trust
5.50%, 07/31/2047(18)		1,518	1,334
Norfolk Southern Corp.
2.90%, 06/15/2026		641	633
3.00%, 03/15/2032		3,436	3,348
3.05%, 05/15/2050		2,380	2,120
Northrop Grumman Corp.
3.25%, 01/15/2028		3,649	3,649
4.03%, 10/15/2047		5,000	5,261
Parker-Hannifin Corp.
2.70%, 06/14/2024		1,081	1,072
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)		3,726	3,420
4.00%, 07/15/2025(1)		3,519	3,553
Raytheon Technologies Corp.
2.38%, 03/15/2032		1,822	1,673
3.03%, 03/15/2052		9,701	8,499
4.13%, 11/16/2028		9,077	9,488
4.50%, 06/01/2042		928	1,023
Republic Services, Inc.
2.38%, 03/15/2033		1,200	1,077
Rolls-Royce Plc
1.63%, 05/09/2028	EUR	16,946	16,557
3.38%, 06/18/2026	GBP	2,693	3,334
4.63%, 02/16/2026	EUR	3,221	3,741
5.75%, 10/15/2027	GBP	2,925	4,001
Ryder System, Inc.
2.50%, 09/01/2024		$4,986	4,921
3.65%, 03/18/2024		5,981	6,044
Sealed Air Corp.
4.00%, 12/01/2027(1)		505	492
5.25%, 04/01/2023(1)		1,000	1,012
Siemens Financieringsmaatschappij NV
1.70%, 03/11/2028(1)		1,174	1,082
2.15%, 03/11/2031(1)		689	633

Simpar Europe SA
5.20%, 01/26/2031(1)		825	739
Spirit AeroSystems, Inc.
4.60%, 06/15/2028		2,125	1,995
Standard Industries, Inc.
2.25%, 11/21/2026	EUR	2,000	2,066
4.75%, 01/15/2028(1)		$112	107
5.00%, 02/15/2027(1)		273	271
TD SYNNEX Corp.
1.75%, 08/09/2026(1)		20,425	18,707
2.38%, 08/09/2028(1)		16,500	14,851
2.65%, 08/09/2031(1)		5,500	4,723
Textron, Inc.
3.00%, 06/01/2030		24,332	23,220
TK Elevator US Newco, Inc.
5.25%, 07/15/2027(1)		3,192	3,157
Trivium Packaging Finance BV
5.50%, 08/15/2026(1)		2,000	1,992
Union Pacific Corp.
2.97%, 09/16/2062		919	778
3.50%, 02/14/2053		5,405	5,289
3.55%, 05/20/2061		857	814
3.84%, 03/20/2060		8,070	8,098
Vulcan Materials Co.
3.50%, 06/01/2030		1,400	1,389
Waste Management, Inc.
2.95%, 06/01/2041		1,074	971
Waste Pro USA, Inc.
5.50%, 02/15/2026(1)		4,610	4,357
WRKCo, Inc.
3.00%, 06/15/2033		1,445	1,350
3.75%, 03/15/2025		815	823

Total Industrials			589,197

Technology – 1.90%
Activision Blizzard, Inc.
1.35%, 09/15/2030		1,296	1,123
Amdocs Ltd.
2.54%, 06/15/2030		15,503	14,077
Analog Devices, Inc.
2.80%, 10/01/2041		1,340	1,202
Apple, Inc.
2.38%, 02/08/2041		1,973	1,719
2.55%, 08/20/2060		2,465	2,020
2.70%, 08/05/2051		5,870	5,103
2.80%, 02/08/2061		1,234	1,061
3.85%, 05/04/2043		5,433	5,715
4.65%, 02/23/2046		1,250	1,479
Applied Materials, Inc.
2.75%, 06/01/2050		708	630
Autodesk, Inc.
2.40%, 12/15/2031		1,572	1,402
3.50%, 06/15/2027		2,647	2,661
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 01/15/2027		2,423	2,439
Broadcom, Inc.
2.45%, 02/15/2031(1)		24,605	21,950
2.60%, 02/15/2033(1)		3,200	2,778
3.14%, 11/15/2035(1)		5,817	5,125
3.15%, 11/15/2025		9,014	8,941
3.19%, 11/15/2036(1)		10,955	9,510
3.42%, 04/15/2033(1)		14,402	13,442
3.47%, 04/15/2034(1)		29,523	27,342
4.00%, 04/15/2029(1)		20,200	20,190
4.11%, 09/15/2028		21,248	21,500
4.15%, 11/15/2030		6,836	6,928
4.15%, 04/15/2032(1)		13,255	13,226
4.30%, 11/15/2032		5,137	5,213
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026		934	942
CDW LLC / CDW Finance Corp.
3.28%, 12/01/2028		6,400	6,028
3.57%, 12/01/2031		44,205	40,954
CGI, Inc.
2.30%, 09/14/2031(1)		14,300	12,472
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025(1)		248	248
Citrix Systems, Inc.
3.30%, 03/01/2030		2,300	2,275
Clarivate Science Holdings Corp.
3.88%, 07/01/2028(1)		119	113
Dell International LLC / EMC Corp.
3.38%, 12/15/2041(1)		7,100	5,968
3.45%, 12/15/2051(1)		201	163
4.90%, 10/01/2026		5,249	5,506
5.30%, 10/01/2029		3,695	4,025
6.02%, 06/15/2026		721	781
6.20%, 07/15/2030		1,900	2,165

DXC Technology Co.
2.38%, 09/15/2028	975	881
Electronic Arts, Inc.
1.85%, 02/15/2031	3,961	3,479
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 07/15/2026(1)	218	103
Fidelity National Information Services, Inc.
3.10%, 03/01/2041	2,664	2,305
Fiserv, Inc.
3.50%, 07/01/2029	7,890	7,766
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	10,082	10,072
HP, Inc.
2.65%, 06/17/2031	913	817
6.00%, 09/15/2041	800	932
Intel Corp.
2.80%, 08/12/2041	924	816
3.05%, 08/12/2051	5,000	4,445
3.20%, 08/12/2061	3,013	2,665
International Business Machines Corp.
3.43%, 02/09/2052	2,257	2,150
KLA Corp.
3.30%, 03/01/2050	3,348	3,154
4.10%, 03/15/2029	6,032	6,331
Lam Research Corp.
3.75%, 03/15/2026	3,171	3,258
Leidos, Inc.
2.30%, 02/15/2031	1,200	1,040
4.38%, 05/15/2030	7,619	7,704
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	5,172
2.95%, 04/15/2031	36,852	34,064
Microchip Technology, Inc.
0.98%, 09/01/2024(1)	4,290	4,062
4.33%, 06/01/2023	22,025	22,371
Micron Technology, Inc.
2.70%, 04/15/2032	4,200	3,802
4.19%, 02/15/2027	5,359	5,499
4.66%, 02/15/2030	15,005	15,682
5.33%, 02/06/2029	6,490	7,016
Microsoft Corp.
2.92%, 03/17/2052	2,570	2,412
NVIDIA Corp.
3.50%, 04/01/2050	2,649	2,677
NXP BV
5.35%, 03/01/2026(1)	1,945	2,047
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031(1)	4,980	4,472
2.65%, 02/15/2032(1)	1,879	1,694
2.70%, 05/01/2025(1)	2,408	2,334
3.15%, 05/01/2027(1)	5,939	5,762
3.25%, 11/30/2051(1)	2,628	2,223
4.30%, 06/18/2029(1)	5,000	5,161
Open Text Corp.
3.88%, 02/15/2028(1)	445	427
Open Text Holdings, Inc.
4.13%, 02/15/2030(1)	5,035	4,774
Oracle Corp.
2.30%, 03/25/2028	1,017	929
2.80%, 04/01/2027	2,410	2,307
2.88%, 03/25/2031	3,260	2,972
3.60%, 04/01/2040	12,690	11,008
3.60%, 04/01/2050	14,135	11,723
3.65%, 03/25/2041	4,582	4,002
3.80%, 11/15/2037	937	847
3.85%, 07/15/2036	6,000	5,523
3.85%, 04/01/2060	7,163	5,878
3.95%, 03/25/2051	33,015	28,862
4.00%, 07/15/2046	11,909	10,567
4.00%, 11/15/2047	1,660	1,468
4.10%, 03/25/2061(18)	8,700	7,416
4.13%, 05/15/2045	5,600	5,029
QUALCOMM, Inc.
3.25%, 05/20/2027	636	644
3.25%, 05/20/2050	1,378	1,331
4.30%, 05/20/2047	1,420	1,598
Roper Technologies, Inc.
2.95%, 09/15/2029	1,930	1,860
salesforce.com, Inc.
3.05%, 07/15/2061	2,648	2,323
Seagate HDD Cayman
3.13%, 07/15/2029	6,000	5,385
4.09%, 06/01/2029	4,079	3,957
4.13%, 01/15/2031	11,000	10,422
5.75%, 12/01/2034	1,122	1,147
ServiceNow, Inc.
1.40%, 09/01/2030	3,507	2,981

Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,340	1,245
TSMC Arizona Corp.
2.50%, 10/25/2031	12,905	11,951
TSMC Global Ltd.
1.00%, 09/28/2027(1)	2,529	2,222
VMware, Inc.
2.20%, 08/15/2031	12,991	11,438
4.70%, 05/15/2030	2,700	2,856
Western Digital Corp.
2.85%, 02/01/2029	2,044	1,867
3.10%, 02/01/2032	1,020	913
Workday, Inc.
3.80%, 04/01/2032	1,415	1,412

Total Technology		632,068

Utilities – 1.75%
Adani Green Energy Ltd.
4.38%, 09/08/2024(18)	442	430
AEP Texas, Inc.
3.45%, 05/15/2051	628	556
AEP Transmission Co. LLC
2.75%, 08/15/2051	4,537	3,717
3.75%, 12/01/2047	2,190	2,151
AES Corp.
2.45%, 01/15/2031	4,485	4,011
3.95%, 07/15/2030(1)	2,040	2,021
Alabama Power Co.
3.13%, 07/15/2051	2,626	2,283
Alliant Energy Finance LLC
1.40%, 03/15/2026(1)	925	841
Ameren Illinois Co.
2.90%, 06/15/2051	921	801
American Transmission Systems, Inc.
2.65%, 01/15/2032(1)	9,303	8,598
American Water Capital Corp.
3.45%, 05/01/2050	1,148	1,076
4.15%, 06/01/2049	1,425	1,477
APT Pipelines Ltd.
4.25%, 07/15/2027(1)	1,678	1,721
Atmos Energy Corp.
2.85%, 02/15/2052	1,158	983
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(1)	8,718	8,774
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	2,102	1,827
Black Hills Corp.
4.35%, 05/01/2033	6,250	6,359
Calpine Corp.
3.75%, 03/01/2031(1)	9,495	8,500
Capex SA
6.88%, 05/15/2024(1)	146	138
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	2,718	2,588
3.60%, 03/01/2052	465	466
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	1,572	1,378
Cleco Power LLC
6.00%, 12/01/2040	1,000	1,224
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/2027(18)	1,750	1,747
Comision Federal de Electricidad
3.35%, 02/09/2031(18)	736	644
Commonwealth Edison Co.
2.75%, 09/01/2051	2,120	1,801
3.85%, 03/15/2052	562	581
Consumers Energy Co.
2.65%, 08/15/2052	3,025	2,511
DTE Electric Co.
3.65%, 03/01/2052	484	489
3.95%, 03/01/2049	1,650	1,704
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,610	3,387
3.45%, 04/15/2051	3,552	3,443
3.55%, 03/15/2052	417	412
3.70%, 12/01/2047	2,500	2,439
3.88%, 03/15/2046	2,750	2,763
4.25%, 12/15/2041	1,650	1,726
Duke Energy Corp.
2.55%, 06/15/2031	10,699	9,782
Duke Energy Florida LLC
3.00%, 12/15/2051	481	430
3.80%, 07/15/2028	6,065	6,193
Duke Energy Progress LLC
2.50%, 08/15/2050	1,900	1,543
3.70%, 09/01/2028	2,405	2,448
4.10%, 03/15/2043	900	917
4.20%, 08/15/2045	1,000	1,044

Edison International
4.95%, 04/15/2025	7,313	7,482
5.75%, 06/15/2027	1,722	1,845
Empresas Publicas de Medellin ESP
4.25%, 07/18/2029(1)	478	426
4.38%, 02/15/2031(1)	363	313
4.38%, 02/15/2031	1,400	1,206
Enel Finance International NV
1.88%, 07/12/2028(1)	1,342	1,210
2.25%, 07/12/2031(1)	1,179	1,044
3.50%, 04/06/2028(1)	1,505	1,486
Entergy Louisiana LLC
4.20%, 09/01/2048	2,366	2,478
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(18)	1,107	1,067
Exelon Corp.
2.75%, 03/15/2027(1)	1,146	1,117
4.10%, 03/15/2052(1)	392	398
4.70%, 04/15/2050	1,255	1,380
FEL Energy VI Sarl
5.75%, 12/01/2040(18)	702	630
FirstEnergy Corp.
3.35%, 07/15/2022	2,075	2,072
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	16,876	15,650
4.35%, 01/15/2025(1)	2,000	2,010
Florida Power & Light Co.
2.88%, 12/04/2051	4,500	4,034
3.15%, 10/01/2049	4,897	4,565
3.99%, 03/01/2049	2,381	2,545
Genneia SA
8.75%, 09/02/2027(1)	266	250
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	1,245	1,247
ITC Holdings Corp.
3.25%, 06/30/2026	2,000	1,993
4.05%, 07/01/2023	3,812	3,849
Jersey Central Power & Light Co.
2.75%, 03/01/2032(1)	2,000	1,862
4.30%, 01/15/2026(1)	2,000	2,042
4.70%, 04/01/2024(1)	150	153
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	4,500	4,334
Metropolitan Edison Co.
4.00%, 04/15/2025(1)	4,000	3,979
4.30%, 01/15/2029(1)	5,000	5,197
MidAmerican Energy Co.
2.70%, 08/01/2052	3,297	2,818
3.65%, 04/15/2029	2,871	2,951
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	700	706
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	850	766
Northern States Power Co.
2.60%, 06/01/2051	2,262	1,913
3.60%, 09/15/2047	1,800	1,781
4.00%, 08/15/2045	1,000	1,031
NRG Energy, Inc.
2.45%, 12/02/2027(1)	7,243	6,680
4.45%, 06/15/2029(1)	10,926	10,930
5.25%, 06/15/2029(1)	2,526	2,469
5.75%, 01/15/2028	2,444	2,484
NSTAR Electric Co.
1.95%, 08/15/2031	1,992	1,758
Ohio Power Co.
2.90%, 10/01/2051	4,528	3,752
Oncor Electric Delivery Co. LLC
2.70%, 11/15/2051(1)	1,010	864
3.10%, 09/15/2049	1,434	1,314
Pacific Gas & Electric Co.
1.37%, 03/10/2023	15,194	14,926
2.10%, 08/01/2027	11,308	10,161
2.50%, 02/01/2031	16,306	14,065
2.95%, 03/01/2026	3,312	3,147
3.00%, 06/15/2028	13,949	12,975
3.15%, 01/01/2026	6,569	6,325
3.25%, 06/15/2023	2,670	2,665
3.25%, 06/01/2031	2,300	2,080
3.30%, 03/15/2027	2,052	1,969
3.30%, 12/01/2027	3,700	3,490
3.30%, 08/01/2040	4,970	4,067
3.40%, 08/15/2024	2,476	2,453
3.45%, 07/01/2025	7,760	7,569
3.50%, 06/15/2025	10,754	10,493
3.50%, 08/01/2050	9,498	7,646
3.75%, 02/15/2024	2,914	2,924
3.75%, 07/01/2028	18,444	17,651

3.75%, 08/15/2042		1,883	1,532
3.85%, 11/15/2023		1,259	1,265
3.95%, 12/01/2047		3,616	2,992
4.00%, 12/01/2046		13,182	10,966
4.25%, 08/01/2023		20,431	20,630
4.25%, 03/15/2046		409	354
4.30%, 03/15/2045		12,052	10,265
4.40%, 03/01/2032		5,800	5,702
4.45%, 04/15/2042		7,667	6,793
4.50%, 07/01/2040		11,103	10,109
4.50%, 12/15/2041		3,353	2,989
4.55%, 07/01/2030		40,930	40,611
4.60%, 06/15/2043		1,248	1,107
4.65%, 08/01/2028		100	100
4.75%, 02/15/2044		11,506	10,407
4.95%, 07/01/2050		4,288	4,038
5.25%, 03/01/2052		5,800	5,906
PECO Energy Co.
2.85%, 09/15/2051		2,757	2,386
Pennsylvania Electric Co.
3.25%, 03/15/2028(1)		200	192
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031		12,028	11,043
Promigas SA ESP
3.75%, 10/16/2029(18)		378	342
3.75%, 10/16/2029(1)		584	529
Public Service Co. of New Mexico
3.85%, 08/01/2025		7,000	6,960
Public Service Electric & Gas Co.
3.20%, 05/15/2029		3,781	3,769
Southern California Edison Co.
1.20%, 02/01/2026		2,506	2,305
2.50%, 06/01/2031		4,537	4,129
3.70%, 08/01/2025		9,074	9,225
Southern Co.
3.25%, 07/01/2026		1,258	1,258
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047		1,915	1,926
5.88%, 03/15/2041		1,920	2,257
Southwestern Electric Power Co.
4.10%, 09/15/2028		10,000	10,198
Southwestern Public Service Co.
3.15%, 05/01/2050		997	893
Spire, Inc.
3.54%, 02/27/2024		5,000	4,938
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak
4.85%, 10/14/2038(1)		739	732
Tampa Electric Co.
3.45%, 03/15/2051		614	572
Tucson Electric Power Co.
3.05%, 03/15/2025		3,000	2,975
Virginia Electric & Power Co.
4.00%, 01/15/2043		2,725	2,775
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)		8,385	8,306
3.70%, 01/30/2027(1)		6,435	6,176
4.30%, 07/15/2029(1)		7,285	7,032
5.00%, 07/31/2027(1)		712	700
5.50%, 09/01/2026(1)		548	551
5.63%, 02/15/2027(1)		713	712

Total Utilities			581,258

Total Corporate Bonds (Cost: $11,681,245)			10,977,520

Convertible Securities – 0.29%
Communications – 0.11%
DISH Network Corp.
2.38%, 03/15/2024		7,520	7,031
3.38%, 08/15/2026		23,185	20,855
Uber Technologies, Inc.
0.00%, 12/15/2025		10,515	9,411

Total Communications			37,297

Consumer, Cyclical – 0.06%
GOL Equity Finance SA
3.75%, 07/15/2024(1)		200	163
Peloton Interactive, Inc.
0.00%, 02/15/2026		8,145	6,730
Southwest Airlines Co.
1.25%, 05/01/2025		9,400	12,756

Total Consumer, Cyclical			19,649

Consumer, Non-cyclical – 0.12%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024		10,090	10,085
1.25%, 05/15/2027		10,100	10,113
Livongo Health, Inc.
0.88%, 06/01/2025		5,435	5,467
Teladoc Health, Inc.
1.25%, 06/01/2027		16,800	14,171

Total Consumer, Non-cyclical			39,836

Total Convertible Securities (Cost: $105,880)			96,782

Government Related – 25.87%
Other Government Related – 2.43%
Abu Dhabi Government International Bond
2.50%, 09/30/2029		2,541	2,488
2.70%, 09/02/2070(1)		6,469	5,079
3.88%, 04/16/2050(1)		4,900	5,123
Africa Finance Corp.
3.88%, 04/13/2024(1)		1,085	1,079
Airport Authority
3.25%, 01/12/2052(1)		10,310	9,202
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,773
Argentina Bocon
40.18% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(2)	ARS	3,900	12
Argentina Treasury Bond BONCER
1.40%, 03/25/2023		486,637	9,526
1.45%, 08/13/2023		787,028	13,988
Argentine Bonos del Tesoro
15.50%, 10/17/2026		110,804	478
Argentine Republic Government International Bond
0.50%, 07/09/2030(5)		$25,484	8,537
1.00%, 07/09/2029		1,109	379
1.13%, 07/09/2035(5)		7,629	2,326
1.13%, 07/09/2046(5)		115	36
2.00%, 01/09/2038(5)		261	98
2.50%, 07/09/2041(5)		12,427	4,379
Bay Area Toll Authority
7.04%, 04/01/2050		2,790	4,288
Bonos del Tesoro Nacional en Pesos Badlar
39.55% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022(2)	ARS	219,181	2,152
Brazil Letras do Tesouro Nacional
0.00%, 10/01/2022	BRL	252,800	49,995
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025		185,230	38,550
Brazilian Government International Bond
2.88%, 06/06/2025		$2,300	2,253
3.88%, 06/12/2030		4,400	4,056
4.63%, 01/13/2028		600	601
California State University
2.37%, 11/01/2035		5,520	4,745
Chile Government International Bond
2.45%, 01/31/2031		1,849	1,732
2.55%, 01/27/2032		1,770	1,663
4.34%, 03/07/2042		1,290	1,324
City of New York NY
1.92%, 08/01/2031		4,350	3,818
2.05%, 03/01/2032		2,480	2,183
3.55%, 12/01/2028		3,645	3,705
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,635
City of San Francisco CA Public Utilities Commission Water Revenue
2.19%, 11/01/2032		1,610	1,422
2.83%, 11/01/2041		6,380	5,603
Ciudad Autonoma de Buenos Aires/Government Bonds
39.27% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(2)	ARS	401,380	3,665
44.62% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(2)		314,346	2,829
Colombia Government International Bond
3.00%, 01/30/2030		$4,230	3,641
3.13%, 04/15/2031		650	550
4.50%, 01/28/2026		2,192	2,187
4.50%, 03/15/2029		3,540	3,419
Commonwealth of Puerto Rico
0.00%, 07/01/2024		167	152
0.00%, 07/01/2033		418	241
0.00%, 11/01/2043		1,615	868
4.00%, 07/01/2033		325	317
4.00%, 07/01/2035		292	282
4.00%, 07/01/2037		251	241
4.00%, 07/01/2041		341	323
4.00%, 07/01/2046		354	333
5.25%, 07/01/2023		363	371
5.38%, 07/01/2025		177	187
5.63%, 07/01/2027		11	12
5.63%, 07/01/2029		353	393
5.75%, 07/01/2031		266	303
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900	834
2.71%, 10/01/2033		1,290	1,198
3.45%, 10/01/2030		600	601
Croatia Government International Bond
6.00%, 01/26/2024		1,253	1,326
Dominican Republic International Bond
4.50%, 01/30/2030(1)		3,330	3,055
4.88%, 09/23/2032		2,500	2,263

5.50%, 02/22/2029(1)		2,125	2,098
Egypt Government International Bond
5.25%, 10/06/2025		400	385
7.60%, 03/01/2029(1)		1,550	1,470
Export Credit Bank of Turkey
8.25%, 01/24/2024(1)		1,000	1,025
Export-Import Bank of Korea
4.89%, 08/09/2023(1)	INR	50,000	643
Ghana Government International Bond
7.63%, 05/16/2029(18)		$928	672
Golden State Tobacco Securitization Corp.
2.25%, 06/01/2029		1,300	1,196
3.00%, 06/01/2046		600	594
3.49%, 06/01/2036		1,600	1,461
3.85%, 06/01/2050		2,800	2,691
4.21%, 06/01/2050		7,900	7,020
Guatemala Government Bond
3.70%, 10/07/2033		700	648
4.90%, 06/01/2030		1,300	1,323
Hungary Government International Bond
2.13%, 09/22/2031(1)		3,700	3,344
5.38%, 03/25/2024		2,622	2,746
Indonesia Government International Bond
2.85%, 02/14/2030		3,783	3,718
3.05%, 03/12/2051		3,490	3,154
Indonesia Treasury Bond
7.50%, 06/15/2035	IDR	28,097,000	2,007
8.38%, 03/15/2034		28,260,000	2,155
Israel Government International Bond
4.50%, 04/03/2120		$1,400	1,496
Israel Makam Bill
0.00%, 10/07/2022	ILS	5,300	1,659
Ivory Coast Government International Bond
6.63%, 03/22/2048(18)	EUR	633	610
Los Angeles Community College District
6.60%, 08/01/2042		$955	1,340
Los Angeles Department of Water & Power Water System Revenue
6.01%, 07/01/2039		675	842
Los Angeles Unified School District
5.75%, 07/01/2034		2,510	2,974
6.76%, 07/01/2034		2,990	3,797
Massachusetts School Building Authority
2.50%, 02/15/2037		4,495	3,920
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,065	2,363
5.87%, 11/15/2039		300	349
6.67%, 11/15/2039		140	176
6.81%, 11/15/2040		310	398
Mexican Bonos
6.75%, 03/09/2023	MXN	320,418	15,884
8.50%, 11/18/2038		707,857	36,122
Mexico Government International Bond
2.66%, 05/24/2031		$31,976	29,105
3.75%, 01/11/2028		4,850	4,932
3.77%, 05/24/2061		12,685	10,253
4.28%, 08/14/2041		9,855	9,187
4.40%, 02/12/2052		3,280	3,009
4.50%, 04/22/2029		773	815
4.50%, 01/31/2050		7,786	7,320
4.75%, 04/27/2032		1,100	1,165
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		994	1,327
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	2,124
7.41%, 01/01/2040		941	1,371
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		500	677
6.01%, 06/15/2042		255	343
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580	2,287
2.69%, 05/01/2033		1,275	1,151
2.80%, 02/01/2026		1,850	1,833
3.95%, 08/01/2032		1,900	1,937
5.27%, 05/01/2027		5,820	6,347
New York State Dormitory Authority
5.05%, 09/15/2027		1,800	1,958
5.29%, 03/15/2033		830	926
Nigeria Government International Bond
8.38%, 03/24/2029(1)		1,257	1,269
Oman Government International Bond
5.63%, 01/17/2028		2,800	2,887
Panama Government International Bond
2.25%, 09/29/2032		2,200	1,944
3.16%, 01/23/2030		6,109	5,977
3.88%, 03/17/2028		3,108	3,174
4.50%, 04/01/2056		3,232	3,159
Paraguay Government International Bond
4.70%, 03/27/2027		2,030	2,111
4.95%, 04/28/2031(1)		1,200	1,254
Peru Government Bond
5.94%, 02/12/2029	PEN	21,282	5,606
6.15%, 08/12/2032		15,829	4,144
6.95%, 08/12/2031		5,192	1,447
Peruvian Government International Bond
2.84%, 06/20/2030		$1,370	1,312
3.55%, 03/10/2051		2,819	2,625
4.13%, 08/25/2027		5,606	5,816
5.94%, 02/12/2029	PEN	10,087	2,657
5.94%, 02/12/2029(1)		11,637	3,065
6.15%, 08/12/2032(1)		2,030	531
6.35%, 08/12/2028(1)		12,544	3,400
6.90%, 08/12/2037(1)		780	209
6.95%, 08/12/2031		1,183	330
6.95%, 08/12/2031(1)		10,939	3,048
8.20%, 08/12/2026(1)		15,908	4,668
Philippine Government International Bond
1.65%, 06/10/2031		$563	501
1.95%, 01/06/2032		1,000	907
2.46%, 05/05/2030		1,887	1,792
3.00%, 02/01/2028		3,452	3,466
3.20%, 07/06/2046		3,645	3,254
Port Authority of New York & New Jersey
4.93%, 10/01/2051		425	510
4.96%, 08/01/2046		1,010	1,179
5.65%, 11/01/2040		825	1,007
Province of Quebec Canada
0.60%, 07/23/2025		7,535	7,037
Provincia de Buenos Aires/Government Bonds
42.03% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,284,476	12,398
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(9)		$100	98
Qatar Government International Bond
3.75%, 04/16/2030		2,700	2,849
4.50%, 04/23/2028		3,159	3,443
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,545	10,258
Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR	43,000	2,686
8.25%, 03/31/2032		60,400	3,688
8.75%, 02/28/2048		16,700	957
8.88%, 02/28/2035		43,200	2,655
10.50%, 12/21/2026		1,668,900	124,467
Republic of South Africa Government International Bond
4.30%, 10/12/2028		$1,534	1,482
4.85%, 09/30/2029		11,535	11,269
4.88%, 04/14/2026		700	713
5.75%, 09/30/2049		5,200	4,537
Romanian Government International Bond
1.75%, 07/13/2030(1)	EUR	16,100	15,049
2.75%, 04/14/2041(1)		8,300	7,011
2.88%, 04/13/2042(1)		11,800	9,986
3.00%, 02/14/2031		$3,400	3,139
Russian Federal Bond - OFZ
6.10%, 07/18/2035	RUB	279,032	103
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035		$200	35
Saudi Government International Bond
3.25%, 10/26/2026		2,800	2,865
3.25%, 10/22/2030		990	999
3.63%, 03/04/2028		3,080	3,180
Serbia International Bond
1.65%, 03/03/2033(1)	EUR	3,200	2,768
3.13%, 05/15/2027(1)		1,998	2,150
State of California
4.60%, 04/01/2038		$395	432
7.55%, 04/01/2039		2,705	4,011
State of Illinois
5.10%, 06/01/2033		5,530	5,881
6.73%, 04/01/2035		70	79
7.35%, 07/01/2035		55	64
State of Israel
3.80%, 05/13/2060		16,900	16,858
State of Texas
5.52%, 04/01/2039		1,720	2,178
Texas Public Finance Authority
8.25%, 07/01/2024		2,600	2,624
Turkey Government International Bond
3.25%, 03/23/2023		2,050	2,012
4.25%, 03/13/2025		400	373
4.63%, 03/31/2025	EUR	4,700	5,207
5.75%, 03/22/2024		$600	593
5.75%, 05/11/2047		2,800	2,082
6.35%, 08/10/2024		1,982	1,965
7.25%, 12/23/2023		1,300	1,325

7.63%, 04/26/2029	11,900	11,600
University of California
4.86%, 05/15/2112	743	829
University of Michigan
3.50%, 04/01/2052	10,095	10,265
Uruguay Government International Bond
4.38%, 10/27/2027	1,783	1,890
4.38%, 01/23/2031	2,500	2,724
5.10%, 06/18/2050	1,868	2,200
Venezuela Government International Bond
6.00%, 12/09/2049(9)	30	2
7.00%, 03/31/2038(9)	187	15
7.65%, 04/21/2025(9)	534	44
7.75%, 01/01/2099(9)	100	8
8.25%, 10/13/2024(9)	7,294	598
9.00%, 05/07/2023(9)	110	9
9.00%, 05/07/2023(9)	7,405	607
9.25%, 09/15/2027(9)	1,049	86
9.25%, 05/07/2028(9)	420	34
11.75%, 10/21/2026(9)	120	10
11.95%, 08/05/2031(9)	3,200	262

Total Other Government Related		808,104

U.S. Treasury Obligations – 23.44%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2030(10)	11,295	11,977
0.13%, 02/15/2052(10)	16,852	17,455
0.25%, 07/15/2029(10)(11)	48,141	51,389
0.25%, 02/15/2050(10)	4,812	5,047
0.63%, 02/15/2043(10)	367	409
0.75%, 02/15/2042(10)	622	710
0.75%, 02/15/2045(10)	4,537	5,203
0.88%, 02/15/2047(10)	5,125	6,128
1.00%, 02/15/2046(10)	2,373	2,885
1.00%, 02/15/2048(10)	3,762	4,665
1.00%, 02/15/2049(10)	7,039	8,793
1.38%, 02/15/2044(10)	603	773
2.13%, 02/15/2040(10)	260	368
2.13%, 02/15/2041(10)	385	544
U.S. Treasury Note/Bond
0.13%, 04/30/2022	50,445	50,438
0.13%, 05/31/2022	57,150	57,125
0.13%, 08/31/2022	61,755	61,550
0.13%, 09/30/2022	78,645	78,286
0.13%, 12/31/2022(11)	57,430	56,874
0.13%, 02/28/2023	97,570	96,259
0.13%, 04/30/2023	111,785	109,811
0.13%, 08/31/2023	100,725	97,994
0.25%, 04/15/2023	64,441	63,452
0.25%, 09/30/2023	237,345	230,753
0.25%, 03/15/2024	64,441	61,904
0.38%, 10/31/2023	33,975	33,022
0.38%, 09/15/2024	64,441	61,221
0.38%, 04/30/2025	95,425	89,353
0.50%, 03/15/2023	64,441	63,736
0.50%, 11/30/2023	124,500	121,013
0.50%, 03/31/2025	95,425	89,897
0.50%, 04/30/2027	48,605	44,086
0.50%, 05/31/2027	48,605	43,988
0.63%, 03/31/2027	48,605	44,434
0.75%, 12/31/2023	112,055	109,149
0.75%, 08/31/2026	95,425	88,443
0.88%, 01/31/2024	68,555	66,809
0.88%, 09/30/2026	95,425	88,824
0.88%, 11/15/2030	417,800	369,965
1.13%, 02/29/2028	76,082	70,548
1.13%, 02/15/2031	713,746	644,462
1.13%, 05/15/2040	25,840	20,361
1.13%, 08/15/2040	25,840	20,257
1.25%, 12/31/2026	336,570	317,993
1.25%, 03/31/2028	298,605	278,519
1.25%, 08/15/2031	14,846	13,496
1.38%, 11/15/2031	857,600	786,848
1.38%, 11/15/2040	25,840	21,125
1.38%, 08/15/2050	73,900	56,880
1.50%, 02/29/2024	384,930	379,321
1.50%, 01/31/2027	29,225	27,928
1.50%, 02/15/2030	14,846	13,918
1.63%, 05/15/2031	14,846	13,977
1.75%, 03/15/2025	272,734	266,960
1.75%, 08/15/2041	25,840	22,396
1.88%, 02/28/2027	509,840	496,178
1.88%, 02/15/2032	223,980	215,091
1.88%, 02/15/2051	38,400	33,553
1.88%, 11/15/2051	154,771	135,763
2.00%, 11/15/2041	737,797	667,591
2.00%, 08/15/2051	36,035	32,510
2.25%, 03/31/2024	21,340	21,311

2.25%, 05/15/2041	111,485	105,244
2.25%, 08/15/2049	116,300	110,585
2.25%, 02/15/2052	120,390	115,462
2.38%, 03/31/2029	155,100	154,640
2.38%, 02/15/2042	31,805	30,677
2.38%, 05/15/2051	36,035	35,311
2.50%, 03/31/2027	12,820	12,848
2.50%, 02/15/2045	49,400	48,115
2.75%, 11/15/2047	36,285	37,649
3.00%, 05/15/2045	30,000	31,873
3.00%, 02/15/2048	51,835	56,474
3.00%, 08/15/2048	10,405	11,361
3.00%, 02/15/2049	64,740	71,161
3.13%, 05/15/2048	12,780	14,269

Total U.S. Treasury Obligations		7,787,387

Total Government Related (Cost: $8,999,024)		8,595,491

Mortgage-Backed Obligations – 28.27%
280 Park Avenue 2017-280P Mortgage Trust
1.19% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,316	1,309
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(1)(5)	14,726	14,533
Alen 2021-ACEN Mortgage Trust
1.55% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160	10,893
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	405	403
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	128	128
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	203	202
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	212	212
Alternative Loan Trust 2005-56
1.92% (1 Month LIBOR USD + 1.46%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(2)	3,669	3,550
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	8,784	6,581
Alternative Loan Trust 2006-HY12
3.06%, 08/25/2036, Series 2006-HY12, Class A5(4)	157	155
Alternative Loan Trust 2006-OA17
0.64% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(2)	11,461	9,997
Alternative Loan Trust 2006-OA22
0.88% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2(2)	10,220	9,476
Alternative Loan Trust 2006-OA 3
0.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(2)	4,396	3,981
Alternative Loan Trust 2006-OA7
1.08% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(2)	9,486	8,363
Alternative Loan Trust 2006-OC5
0.98% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(2)	6,790	6,356
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	13,760	9,731
Alternative Loan Trust 2007-HY7C
0.74% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1(2)	2,120	2,064
Alternative Loan Trust 2007-OA2
0.72% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(2)	10,325	8,635
0.98% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(2)	18,195	16,362
Alternative Loan Trust 2007-OA4
0.80% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1(2)	1,478	1,391
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(1)(4)	918	903
2.97%, 05/25/2065, Series 2020-5, Class M1(1)(4)	2,480	2,422
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(1)(4)	3,762	3,634
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(1)(4)	4,060	3,833
Angel Oak Mortgage Trust 2022-1
2.88%, 12/25/2066, Series 2022-1, Class A1(1)(5)	7,996	7,788
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1(1)(4)	42,300	41,718
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048, Series 2019-1, Class A1(1)(4)	790	790
Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1(1)(4)	3,460	3,411
AREIT 2022-CRE6 Trust
1.30% (30-day Average SOFR + 1.25%, 1.25% Floor), 11/17/2024, Series 2022-CRE6, Class A(1)(2)	9,650	9,548
Ashford Hospitality Trust 2018-KEYS
1.85% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000	2,967
Austin Fairmont Hotel Trust 2019-FAIR
1.65% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155	2,117
1.85% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500	5,375
Aventura Mall Trust
4.11%, 07/05/2040, Series 2018-AVM, Class A(1)(4)	5,325	5,438
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038, Series 2018-PARK, Class A(1)(4)	6,575	6,781
BAMLL Re-REMIC Trust 2016-RRLD11
5.80%, 06/17/2050, Series 2016-LD11, Class AJB(1)(4)	100	35
Banc of America Commercial Mortgage Trust 2007-5
5.82%, 02/10/2051, Series 2007-5, Class AJ(4)	5,704	5,727
Banc of America Funding 2015-R7 Trust
1.02% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	463	460

Banc of America Funding 2015-R8 Trust
0.94%, 11/26/2046, Series 2015-R8, Class 1A1(1)(4)		214	214
Banc of America Funding 2015-R9 Trust
0.66% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)		6,040	5,927
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS		6,770	6,231
BANK 2021-BNK37
2.62%, 11/15/2064, Series 2021-BN37, Class A5(4)		1,277	1,202
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(1)(4)		5,717	5,219
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033, Series 2015-GTP, Class C(1)(4)		2,715	2,646
BBCMS Mortgage Trust 2021-C12
2.69%, 11/15/2054, Series 2021-C12, Class A5		2,424	2,293
BBCMS Mortgage Trust 2022-C15
3.66%, 04/15/2055, Series 2022-C15, Class A5(4)		1,010	1,034
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(1)		2,045	1,947
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(1)		1,139	1,137
BCAP LLC 2014-RR2
0.67% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)		12,786	12,517
Bear Stearns ALT-A Trust 2005-1
1.58% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(2)		6,026	6,407
Bear Stearns ARM Trust 2003-3
2.94%, 05/25/2033, Series 2003-3, Class 3A1(4)		369	367
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(1)(4)		533	513
Bear Stearns Mortgage Funding Trust 2007-AR4
0.67% (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(2)		9,906	9,653
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(4)		2,050	2,081
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055, Series 2022-B34, Class A5		1,483	1,535
BFLD 2019-DPLO
1.94% (1 Month LIBOR USD + 1.54%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)		4,650	4,583
BFLD Trust 2020-OBRK
2.45% (1 Month LIBOR USD + 2.05%, 2.05% Floor), 11/15/2028, Series 2020-OBRK, Class A(1)(2)		13,350	13,216
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1(1)(4)		8,591	8,177
BPR Trust 2021-NRD
2.43% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2023, Series 2021-NRD, Class B(1)(2)		2,815	2,772
2.73% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2023, Series 2021-NRD, Class C(1)(2)		2,880	2,835
4.03% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2023, Series 2021-NRD, Class D(1)(2)		1,770	1,739
Braemar Hotels & Resorts Trust 2018-Prime
1.45% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)		3,000	2,966
Brass NO 8 Plc
1.16% (3 Month LIBOR USD + 0.70%), 11/16/2066, Series 8A, Class A1(1)(2)		848	849
BRAVO Residential Funding Trust 2022-NQM1
3.63%, 09/25/2061, Series 2022-NQM1, Class A1(1)(4)		5,000	4,950
BX Commercial Mortgage Trust 2019-XL
1.32% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 10/15/2036, Series 2019-XL, Class A(1)(2)		24,346	24,240
BX Commercial Mortgage Trust 2022-AHP
2.14% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B(1)(2)		13,508	13,289
BX Trust 2018-GW
1.20% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)		2,485	2,454
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(1)		3,800	3,737
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/28/2029, Series 2021-RTL1, Class A1(1)(5)		8,260	7,815
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039, Series 2019-101C, Class A(1)		5,010	5,068
Cassia 2022-1 SRL
0.00% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 2022-1A, Class A(1)(2)(3)	EUR	2,506	2,772
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(1)		$5,185	4,893
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(1)		4,753	3,126
CHT 2017-COSMO Mortgage Trust
3.40% (1 Month LIBOR USD + 3.00%, 3.00% Floor), 11/15/2036, Series 2017-CSMO, Class E(1)(2)		11,151	11,053
CIM Trust
2.57%, 07/25/2059, Series 2021-NR2, Class A1(1)(5)		8,000	7,739
CIM Trust 2018-R5
3.75%, 07/25/2058, Series 2018-R5, Class A1(1)(4)		6,207	6,191
CIM Trust 2018-R6
1.31% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058, Series 2018-R6, Class A1(1)(2)		8,500	8,374
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(1)(4)		13,969	13,060
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(1)(4)		16,788	16,087
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(1)(4)		22,434	21,108
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(1)(4)		13,516	12,669
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(1)(4)		22,842	21,520

CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(1)(4)		4,968	4,747
CIM Trust 2021-NR3
2.57%, 06/25/2057, Series 2021-NR3, Class A1(1)(5)		14,911	14,881
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(1)(4)		23,312	21,498
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(1)(4)		10,862	10,401
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A(1)(4)		35,073	33,919
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(1)(4)		35,406	33,484
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(1)(4)		26,764	25,166
Citigroup Commercial Mortgage Trust 2013-375P
3.52%, 05/10/2035, Series 2013-375P, Class D(1)(4)		3,120	3,065
3.52%, 05/10/2035, Series 2013-375P, Class C(1)(4)		9,030	8,934
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		1,418	1,415
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(1)(4)		1,979	1,964
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(1)(4)		1,358	1,290
Clavis Securities Plc
1.21% (3 Month LIBOR GBP + 0.17%), 12/15/2032, Series 2007-1, Class A3A(2)	GBP	780	985
Cold Storage Trust 2020-ICE5
2.05% (1 Month LIBOR USD + 1.65%, 1.43% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)(18)		$3,534	3,489
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(1)(4)		659	656
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1(1)(4)		18,916	18,163
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(1)		4,535	4,514
Comm 2013-CCRE13 Mortgage Trust
4.88%, 11/10/2046, Series 2013-CR13, Class C(4)		7,470	7,451
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5		1,990	2,005
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM		2,495	2,491
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3		3,110	3,119
COMM 2017-PANW Mortgage Trust
3.41%, 10/10/2029, Series 2017-PANW, Class B(1)(4)		1,285	1,255
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)		5,150	4,930
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(1)		770	759
Credit Suisse Mortgage Capital Certificates
2.44%, 02/25/2061, Series 2021-RPL9, Class A1(1)(4)		16,673	15,851
Credit Suisse Mortgage Capital Certificates 2019-ICE4
1.38% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 05/15/2036, Series 2019-ICE4, Class A(1)(2)		18,943	18,841
CRSNT Trust 2021-MOON
1.60% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)		20,000	19,668
1.95% (1 Month LIBOR USD + 1.55%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)		12,000	11,780
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057, Series 2015-C2, Class AS(4)		5,670	5,604
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049, Series 2016-C6, Class A5		840	827
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4		6,050	5,789
3.28%, 09/15/2052, Series 2019-C17, Class AS		2,625	2,534
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4		71	73
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(1)		5,255	4,887
4.34%, 09/15/2037, Series 2014-USA, Class C(1)		400	367
4.37%, 09/15/2037, Series 2014-USA, Class D(1)		6,175	5,442
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(1)		2,741	2,607
3.53%, 08/15/2037, Series 2020-NET, Class C(1)		4,405	4,242
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)		9,341	9,162
CSMC 2020-RPL5 Trust
3.02%, 08/25/2060, Series 2020-RPL5, Class A1(1)(4)		2,843	2,785
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1(1)(4)		13,975	13,340
CSMC 2021-RPL11 Trust
3.73%, 10/25/2061, Series 2021-RP11, Class PT(1)(4)		29,847	30,284
CSMC 2021-RPL3 Trust
3.75%, 01/25/2060, Series 2021-RPL3, Class M2(1)		995	983
CSMC 2021-RPL4 Trust
1.80%, 12/27/2060, Series 2021-RPL4, Class A1(1)(4)		10,518	10,012
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1(1)(4)		16,648	16,012
CSMC 2022-RPL1 PT
3.78%, 02/25/2062, Series 2022-RPL1(4)		34,210	35,720
CSMC Trust 2013-5R
0.69% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036, Series 2013-5R, Class 1A6(1)(2)		1,136	1,142

CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RPL11, Class CERT(1)		1,285	1,300
CSMCM 2022-RPL1 CERT REGD
0.00%, 02/27/2062, Series 2022-RPL1(4)		1,440	1,504
DBCG 2017-BBG Mortgage Trust
1.10% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034, Series 2017-BBG, Class A(1)(2)		2,645	2,617
DBUBS 2017-BRBK Mortgage Trust
3.53%, 10/10/2034, Series 2017-BRBK, Class D(1)(4)		2,540	2,446
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(1)		5,545	5,242
Deephaven Residential Mortgage Trust 2021-2
1.21%, 04/25/2066, Series 2021-2, Class A2(1)(4)		2,715	2,553
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1(1)(4)		11,317	11,303
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
0.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(2)		3,280	3,018
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035, Series 2015-11MD, Class A(1)(4)		870	867
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(1)(4)		1,810	1,781
3.05%, 11/25/2059, Series 2019-2, Class A3(1)(4)		1,111	1,092
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(1)(4)		4,316	4,264
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(1)(4)		5,002	4,670
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1(1)(4)		5,091	4,652
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1(1)(4)		16,579	15,688
EOS European Loan Conduit No 35 DAC
1.00% (3 Month EURIBOR + 1.00%, 1.00% Floor, 6.00% Cap), 04/23/2029, Series 35A, Class A(1)(2)	EUR	588	651
Eurosail-UK 2007-5np Plc
1.79% (3 Month LIBOR GBP + 0.77%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	8,240	10,246
Eurosail-UK 2007-6nc Plc
1.72% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045, Series 2007-6NCX, Class A3A(2)		192	246
Extended Stay America Trust 2021-ESH
1.48% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$74,144	73,259
2.10% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 07/15/2038, Series 2021-ESH, Class C(1)(2)		2,833	2,792
2.65% (1 Month LIBOR USD + 2.25%, 2.25% Floor), 07/15/2038, Series 2021-ESH, Class D(1)(2)		1,849	1,821
Fannie Mae
1.50%, 04/01/2036(12)		30,164	28,598
1.50%, 05/15/2051(12)		1,319	1,175
1.50%, 04/01/2052(12)		27,802	24,812
2.00%, 04/01/2037(12)		216,839	210,596
2.00%, 05/01/2050(12)		577,883	535,358
2.00%, 04/01/2052(12)		237,832	220,766
2.50%, 04/01/2037(12)		141,362	139,700
2.50%, 06/01/2043(12)		200	190
2.50%, 04/01/2052(12)		84,383	80,506
2.50%, 05/01/2052(12)		898,455	855,405
3.00%, 04/01/2037(12)		412	415
3.00%, 05/15/2042(12)		247,325	241,349
3.00%, 04/01/2052(12)		164,700	161,097
3.00%, 06/01/2052(12)		402,800	392,436
3.50%, 05/01/2042(12)		305,405	304,877
3.50%, 04/01/2052(12)		2,800	2,805
3.50%, 06/01/2052(12)		230,295	229,303
4.00%, 05/01/2042(12)		144,458	146,889
4.00%, 04/01/2052(12)		163,305	166,673
4.50%, 04/01/2052(12)		11,443	11,858
Fannie Mae Pool
1.50%, 11/01/2041		40,803	36,989
1.50%, 12/01/2041		21,035	19,065
2.00%, 10/01/2040		6,706	6,295
2.00%, 11/01/2040		20,383	19,133
2.00%, 05/01/2041		7,024	6,592
2.00%, 06/01/2041		27,749	26,043
2.00%, 02/01/2042		1,542	1,441
2.00%, 03/01/2042		14,651	13,691
2.00%, 04/01/2042		2,271	2,131
2.00%, 12/01/2050		1,142	1,063
2.00%, 12/01/2050		3,576	3,330
2.00%, 03/01/2051		1,283	1,195
2.00%, 03/01/2051		2,342	2,181
2.00%, 04/01/2051		829	772
2.00%, 04/01/2051		1,464	1,363
2.00%, 04/01/2051		2,325	2,163
2.00%, 10/01/2051		46,114	42,857
2.00%, 11/01/2051		6,112	5,681
2.00%, 12/01/2051		825	770
2.00%, 12/01/2051		1,782	1,659
2.00%, 12/01/2051		2,736	2,549
2.00%, 12/01/2051		4,175	3,881
2.00%, 12/01/2051		4,226	3,931
2.00%, 01/01/2052		2,983	2,779
2.00%, 01/01/2052		3,286	3,061
2.00%, 01/01/2052		3,766	3,508

2.00%, 01/01/2052	5,069	4,726
2.00%, 01/01/2052	112,127	104,165
2.00%, 02/01/2052	1,918	1,787
2.00%, 02/01/2052	2,301	2,144
2.00%, 02/01/2052	4,364	4,066
2.00%, 02/01/2052	9,655	8,991
2.00%, 02/01/2052	18,547	17,272
2.46%, 04/01/2040	8,775	7,718
2.50%, 11/01/2031	1,072	1,062
2.50%, 01/01/2032	918	912
2.50%, 02/01/2035	2,714	2,689
2.50%, 02/01/2051	5,010	4,790
2.50%, 02/01/2051	23,153	22,129
2.50%, 02/01/2051	32,477	31,043
2.50%, 11/01/2051	2,597	2,495
2.50%, 01/01/2052	2,851	2,747
2.50%, 01/01/2052	4,535	4,341
2.50%, 01/01/2052	4,981	4,788
2.50%, 01/01/2052	6,059	5,816
2.50%, 01/01/2052	6,070	5,832
2.50%, 01/01/2052	6,828	6,565
2.50%, 01/01/2052	7,529	7,218
2.50%, 01/01/2052	9,124	8,758
2.50%, 02/01/2052	1,040	1,002
2.50%, 02/01/2052	1,500	1,442
2.50%, 02/01/2052	5,339	5,129
2.50%, 02/01/2052	6,373	6,117
3.00%, 02/01/2030	4,201	4,235
3.00%, 03/01/2030	4,571	4,610
3.00%, 09/01/2030	1,302	1,316
3.00%, 04/01/2031	5,747	5,799
3.00%, 06/01/2032	667	673
3.00%, 09/01/2032	1,306	1,317
3.00%, 10/01/2032	4,877	4,927
3.00%, 12/01/2032	1,372	1,388
3.00%, 12/01/2032	2,963	2,988
3.00%, 10/01/2033	1,180	1,177
3.00%, 11/01/2033	3,899	3,955
3.00%, 02/01/2034	2,163	2,181
3.00%, 12/01/2034	3,179	3,226
3.00%, 01/01/2035	1,137	1,152
3.00%, 01/01/2035	2,068	2,095
3.00%, 02/01/2035	1,876	1,899
3.00%, 02/01/2035	3,056	3,080
3.00%, 11/01/2035	4,727	4,770
3.00%, 11/01/2036	916	915
3.00%, 11/01/2036	1,187	1,188
3.00%, 12/01/2036	1,182	1,183
3.00%, 03/01/2038	992	987
3.00%, 01/01/2043	1,360	1,358
3.00%, 02/01/2043	2,125	2,122
3.00%, 04/01/2043	1,563	1,561
3.00%, 06/01/2043	1,659	1,656
3.00%, 08/01/2043	4,826	4,817
3.00%, 09/01/2043	780	777
3.00%, 07/01/2045	3,173	3,155
3.00%, 05/01/2046	3,936	3,913
3.00%, 07/01/2046	951	944
3.00%, 09/01/2046	3,151	3,147
3.00%, 10/01/2046	1,134	1,128
3.00%, 11/01/2046	237	235
3.00%, 11/01/2046	851	845
3.00%, 11/01/2046	1,093	1,085
3.00%, 11/01/2046	1,118	1,111
3.00%, 11/01/2046	1,191	1,183
3.00%, 11/01/2046	2,723	2,704
3.00%, 01/01/2047	1,198	1,188
3.00%, 01/01/2047	8,414	8,350
3.00%, 04/01/2047	1,087	1,080
3.00%, 04/01/2047	1,389	1,376
3.00%, 06/01/2047	1,549	1,540
3.00%, 08/01/2047	6,885	6,849
3.00%, 11/01/2047	2,641	2,619
3.00%, 04/01/2048	12,533	12,501
3.00%, 09/01/2048	903	898
3.00%, 02/01/2049	1,293	1,285
3.00%, 08/01/2049	1,254	1,240
3.00%, 08/01/2049	26,156	25,643
3.00%, 09/01/2049	17,114	16,865
3.00%, 09/01/2049	21,261	20,918
3.00%, 10/01/2049	34,200	33,610
3.00%, 11/01/2049	25,014	24,622
3.00%, 03/01/2050	1,307	1,282
3.00%, 03/01/2050	8,696	8,547
3.00%, 07/01/2050	2,317	2,276
3.00%, 07/01/2050	29,088	28,563
3.00%, 08/01/2050	1,214	1,191

3.00%, 08/01/2050	2,334	2,293
3.00%, 10/01/2050	4,296	4,220
3.00%, 04/01/2051	10,083	9,902
3.00%, 03/01/2052	46,808	45,839
3.00%, 04/01/2052	73,725	72,199
3.50%, 11/01/2032	906	930
3.50%, 09/01/2033	3,288	3,367
3.50%, 12/01/2033	2,860	2,929
3.50%, 07/01/2034	2,780	2,853
3.50%, 01/01/2038	2,318	2,343
3.50%, 09/01/2042	84	86
3.50%, 12/01/2042	568	580
3.50%, 12/01/2042	799	816
3.50%, 06/01/2043	832	849
3.50%, 06/01/2043	1,099	1,122
3.50%, 08/01/2043	57	58
3.50%, 01/01/2044	2,640	2,695
3.50%, 06/01/2045	842	857
3.50%, 06/01/2045	1,075	1,096
3.50%, 07/01/2045	1,168	1,188
3.50%, 09/01/2045	1,847	1,884
3.50%, 11/01/2045	2,252	2,285
3.50%, 02/01/2046	4,380	4,451
3.50%, 06/01/2046	1,387	1,406
3.50%, 06/01/2046	1,720	1,752
3.50%, 06/01/2046	1,855	1,890
3.50%, 09/01/2046	1,984	2,016
3.50%, 12/01/2046	730	741
3.50%, 01/01/2047	2,321	2,361
3.50%, 01/01/2047	7,382	7,496
3.50%, 02/01/2047	464	470
3.50%, 07/01/2047	3,236	3,282
3.50%, 08/01/2047	6,895	7,023
3.50%, 11/01/2047	3,310	3,346
3.50%, 12/01/2047	1,448	1,458
3.50%, 12/01/2047	1,803	1,818
3.50%, 12/01/2047	1,964	1,991
3.50%, 12/01/2047	2,158	2,191
3.50%, 01/01/2048	2,045	2,071
3.50%, 01/01/2048	3,990	4,043
3.50%, 01/01/2048	5,401	5,452
3.50%, 02/01/2048	865	881
3.50%, 02/01/2048	5,343	5,400
3.50%, 12/01/2048	11,236	11,367
3.50%, 06/01/2049	6,244	6,325
3.50%, 09/01/2049	2,484	2,511
3.50%, 07/01/2050	5,005	5,048
3.50%, 01/01/2051	15,646	15,688
3.50%, 07/01/2051	3,358	3,382
4.00%, 02/01/2039	106	109
4.00%, 11/01/2040	1,249	1,291
4.00%, 01/01/2042	1,346	1,408
4.00%, 03/01/2042	1,583	1,656
4.00%, 06/01/2042	5,642	5,846
4.00%, 08/01/2042	1,245	1,306
4.00%, 12/01/2043	1,228	1,276
4.00%, 06/01/2045	2,650	2,715
4.00%, 10/01/2045	1,217	1,265
4.00%, 12/01/2045	1,988	2,073
4.00%, 03/01/2046	5,959	6,201
4.00%, 09/01/2046	660	683
4.00%, 12/01/2046	2,261	2,342
4.00%, 02/01/2047	1,016	1,058
4.00%, 02/01/2047	1,776	1,847
4.00%, 03/01/2047	737	762
4.00%, 04/01/2047	210	216
4.00%, 04/01/2047	765	791
4.00%, 05/01/2047	15	16
4.00%, 05/01/2047	835	863
4.00%, 06/01/2047	867	892
4.00%, 07/01/2047	768	790
4.00%, 08/01/2047	27	27
4.00%, 08/01/2047	839	865
4.00%, 08/01/2047	1,226	1,273
4.00%, 08/01/2047	6,965	7,181
4.00%, 09/01/2047	128	132
4.00%, 10/01/2047	3,767	3,887
4.00%, 01/01/2048	54	55
4.00%, 03/01/2048	140	144
4.00%, 04/01/2048	60	62
4.00%, 04/01/2048	228	233
4.00%, 05/01/2048	267	275
4.00%, 06/01/2048	4,442	4,554
4.00%, 07/01/2048	178	182
4.00%, 07/01/2048	191	195
4.00%, 07/01/2048	3,403	3,477
4.00%, 08/01/2048	12	12

4.00%, 08/01/2048	54	56
4.00%, 08/01/2048	247	254
4.00%, 09/01/2048	20	20
4.00%, 09/01/2048	91	93
4.00%, 09/01/2048	138	141
4.00%, 09/01/2048	1,395	1,428
4.00%, 09/01/2048	12,071	12,538
4.00%, 10/01/2048	568	580
4.00%, 11/01/2048	30	31
4.00%, 11/01/2048	238	243
4.00%, 12/01/2048	84	86
4.00%, 12/01/2048	176	181
4.00%, 12/01/2048	712	727
4.00%, 01/01/2049	3,371	3,497
4.00%, 02/01/2049	2,986	3,062
4.00%, 03/01/2049	408	418
4.00%, 03/01/2049	12,874	13,174
4.00%, 06/01/2049	18,901	19,316
4.00%, 08/01/2049	125	128
4.00%, 09/01/2049	5,248	5,363
4.00%, 10/01/2049	103	105
4.00%, 11/01/2049	431	440
4.00%, 11/01/2049	830	848
4.00%, 12/01/2049	352	360
4.00%, 12/01/2049	627	641
4.00%, 02/01/2050	5,201	5,359
4.00%, 03/01/2050	2,552	2,606
4.00%, 03/01/2050	6,000	6,125
4.00%, 04/01/2050	166	170
4.00%, 04/01/2050	1,026	1,050
4.00%, 05/01/2050	806	824
4.00%, 05/01/2050	2,098	2,142
4.00%, 06/01/2050	2,925	2,993
4.00%, 08/01/2050	1,000	1,021
4.00%, 08/01/2050	78,400	80,031
4.00%, 11/01/2050	68	69
4.00%, 11/01/2050	201	205
4.00%, 01/01/2051	281	288
4.00%, 01/01/2051	10,991	11,220
4.00%, 03/01/2051	1,500	1,531
4.00%, 03/01/2051	22,009	22,466
4.00%, 05/01/2052	30,826	31,514
4.50%, 11/01/2035	164	174
4.50%, 11/01/2040	1,093	1,162
4.50%, 05/01/2041	1,661	1,763
4.50%, 05/01/2041	2,819	2,993
4.50%, 06/01/2045	187	199
4.50%, 02/01/2046	1,048	1,105
4.50%, 03/01/2046	857	888
4.50%, 09/01/2046	1,345	1,431
4.50%, 02/01/2047	3,990	4,241
4.50%, 05/01/2047	2,331	2,478
4.50%, 11/01/2047	1,574	1,658
4.50%, 04/01/2048	972	1,008
4.50%, 05/01/2048	2,328	2,421
4.50%, 05/01/2048	5,800	6,035
4.50%, 08/01/2048	526	546
4.50%, 08/01/2048	4,149	4,317
4.50%, 09/01/2048	1,372	1,426
4.50%, 11/01/2048	751	780
4.50%, 12/01/2048	1,748	1,817
4.50%, 05/01/2049	2,832	2,958
4.50%, 09/01/2049	5,886	6,167
4.50%, 01/01/2050	3,878	4,023
5.00%, 11/01/2044	1,748	1,890
5.50%, 05/01/2034	964	1,045
5.50%, 12/01/2039	168	184
5.50%, 03/01/2040	1,072	1,173
5.50%, 06/01/2041	156	171
5.50%, 02/01/2042	648	708
5.50%, 10/01/2043	306	335
5.50%, 05/01/2044	3,877	4,244
6.00%, 07/01/2041	3,551	3,964
Fannie Mae REMICS
0.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(2)	2,258	2,271
3.00%, 09/25/2049, Series 2019-52, Class PA	451	438
3.50%, 03/25/2042, Series 2012-20, Class ZT	2,755	2,698
3.50%, 01/25/2047, Series 2018-55, Class PA	3,868	3,911
3.50%, 06/25/2047, Series 2018-38, Class PA	4,301	4,348
4.00%, 05/25/2047, Series 2018-86, Class JA	1,541	1,556
Flagstar Mortgage Trust 2017-2
4.05%, 10/25/2047, Series 2017-2, Class B1(1)(4)	1,233	1,232
Flagstar Mortgage Trust 2020-1NV
1.31% (1 Month LIBOR USD + 0.85%), 03/25/2050, Series 2020-1INV, Class A11(1)(2)	897	892
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(1)(4)	4,165	3,796
2.50%, 07/25/2051, Series 2021-5INV, Class A2(1)(4)	6,025	5,582

Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(1)	7,500	7,322
Freddie Mac Gold Pool
2.50%, 02/01/2032	4,935	4,888
3.00%, 03/01/2031	329	333
3.00%, 12/01/2032	1,092	1,101
3.00%, 06/01/2033	449	454
3.00%, 02/01/2038	1,424	1,418
3.00%, 04/01/2046	68	68
3.00%, 06/01/2046	2,519	2,507
3.00%, 08/01/2046	3,085	3,068
3.00%, 09/01/2046	9,396	9,341
3.00%, 10/01/2046	3,009	2,997
3.00%, 11/01/2046	3,342	3,329
3.00%, 12/01/2046	2,275	2,263
3.00%, 01/01/2047	4,147	4,119
3.00%, 02/01/2047	4,135	4,107
3.00%, 03/01/2047	2,452	2,434
3.00%, 04/01/2047	1,492	1,479
3.50%, 05/01/2033	232	239
3.50%, 08/01/2033	1,854	1,903
3.50%, 08/01/2033	5,355	5,497
3.50%, 11/01/2033	3,467	3,548
3.50%, 07/01/2043	200	204
3.50%, 10/01/2045	5,734	5,848
3.50%, 06/01/2046	2,247	2,272
3.50%, 08/01/2046	3,596	3,677
3.50%, 08/01/2046	10,312	10,513
3.50%, 11/01/2046	870	885
3.50%, 02/01/2047	415	422
3.50%, 04/01/2047	1,639	1,663
3.50%, 04/01/2047	8,045	8,192
3.50%, 09/01/2047	5,687	5,762
3.50%, 10/01/2047	1,228	1,245
3.50%, 11/01/2047	834	844
3.50%, 11/01/2047	1,346	1,363
3.50%, 12/01/2047	18,648	18,953
3.50%, 01/01/2048	996	1,008
3.50%, 01/01/2048	13,019	13,242
3.50%, 02/01/2048	902	912
3.50%, 03/01/2048	15,318	15,540
3.50%, 03/01/2048	16,204	16,449
3.50%, 03/01/2048	19,607	19,893
4.00%, 01/01/2045	979	1,023
4.00%, 12/01/2045	1,990	2,083
4.00%, 03/01/2048	4,658	4,832
4.00%, 07/01/2048	5,103	5,295
4.00%, 11/01/2048	19,825	20,569
4.50%, 05/01/2044	193	205
4.50%, 06/01/2045	442	469
4.50%, 02/01/2046	472	502
4.50%, 05/01/2046	495	526
4.50%, 06/01/2046	514	544
4.50%, 02/01/2047	414	440
4.50%, 12/01/2047	1,387	1,451
4.50%, 10/01/2048	3,326	3,465
5.00%, 07/01/2048	715	757
5.00%, 08/01/2048	324	344
5.00%, 09/01/2048	227	240
5.00%, 10/01/2048	976	1,033
5.00%, 11/01/2048	1,542	1,631
5.50%, 08/01/2041	3,700	4,072
8.00%, 04/01/2032	131	148
Freddie Mac Multifamily Structured Pass-Through Certificates
0.73%, 01/25/2031, Series KLU1, Class X1(4)	287,217	7,000
0.91%, 04/25/2034, Series K-1512, Class X1(4)	18,901	1,485
2.64%, 12/25/2047, Series Q010, Class APT2(4)	223	223
2.68%, 10/25/2046, Series Q010, Class APT3(4)	228	218
3.75%, 04/25/2033, Series K155, Class A3	5,505	5,882
Freddie Mac Pool
2.00%, 09/01/2040	10,722	10,074
2.00%, 10/01/2040	8,392	7,875
2.00%, 02/01/2042	938	878
2.00%, 03/01/2042	1,827	1,714
2.00%, 04/01/2042	968	909
2.00%, 08/01/2050	739	688
2.00%, 11/01/2050	1,337	1,245
2.00%, 04/01/2051	86,156	80,170
2.00%, 05/01/2051	2,353	2,191
2.00%, 07/01/2051	9,491	8,847
2.00%, 09/01/2051	539	502
2.00%, 09/01/2051	2,685	2,497
2.00%, 10/01/2051	8,775	8,152
2.00%, 12/01/2051	434	404
2.00%, 12/01/2051	1,059	986
2.00%, 12/01/2051	2,265	2,110
2.00%, 12/01/2051	2,871	2,675

2.00%, 01/01/2052	5,042	4,700
2.00%, 01/01/2052	6,732	6,271
2.00%, 01/01/2052	32,719	30,470
2.00%, 02/01/2052	283	263
2.00%, 02/01/2052	930	864
2.00%, 02/01/2052	2,539	2,365
2.50%, 02/01/2051	2,931	2,817
2.50%, 05/01/2051	22,229	21,337
2.50%, 11/01/2051	21,081	20,235
2.50%, 12/01/2051	11,863	11,387
2.50%, 01/01/2052	32,087	30,759
2.50%, 02/01/2052	84,000	80,253
3.00%, 05/01/2031	4,423	4,458
3.00%, 11/01/2034	1,136	1,153
3.00%, 09/01/2046	7,940	7,915
3.00%, 05/01/2047	3,218	3,199
3.00%, 09/01/2049	1,456	1,439
3.00%, 11/01/2049	9,919	9,775
3.00%, 01/01/2050	7,725	7,591
3.00%, 01/01/2050	30,401	29,927
3.00%, 02/01/2050	3,888	3,773
3.00%, 02/01/2050	8,377	8,247
3.00%, 04/01/2050	5,984	5,878
3.00%, 07/01/2050	26,158	25,699
3.00%, 08/01/2050	5,117	5,025
3.00%, 12/01/2050	8,973	8,835
3.00%, 03/01/2052	72,814	71,306
3.50%, 06/01/2033	4,281	4,395
3.50%, 06/01/2046	353	360
3.50%, 11/01/2047	15,309	15,523
3.50%, 12/01/2047	189	191
3.50%, 03/01/2048	4,121	4,177
3.50%, 08/01/2049	2,644	2,666
3.50%, 01/01/2050	508	514
3.50%, 11/01/2050	2,530	2,553
4.00%, 08/01/2038	403	417
4.00%, 05/01/2047	218	224
4.00%, 04/01/2048	241	248
4.00%, 07/01/2048	12	13
4.00%, 07/01/2048	274	281
4.00%, 07/01/2048	675	692
4.00%, 11/01/2048	363	372
4.00%, 12/01/2048	323	331
4.00%, 12/01/2049	1,868	1,928
4.00%, 01/01/2050	2,499	2,553
4.00%, 02/01/2050	1,546	1,591
4.00%, 03/01/2050	62	63
4.00%, 03/01/2050	200	204
4.00%, 05/01/2050	68	70
4.00%, 05/01/2050	82	84
4.00%, 06/01/2050	112	114
4.00%, 06/01/2050	690	705
4.00%, 05/01/2051	261	266
4.00%, 09/01/2051	57	59
5.00%, 12/01/2041	718	758
5.00%, 03/01/2042	203	224
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	1,108	1,096
3.00%, 04/15/2049, Series 4879, Class BC	2,543	2,474
Freddie Mac STACR REMIC Trust 2020-DNA6
1.00% (30-day Average SOFR + 0.90%), 12/25/2050, Series 2020-DNA6, Class M1(1)(2)	282	281
Freddie Mac STACR REMIC Trust 2021-DNA1
0.75% (30-day Average SOFR + 0.65%), 01/25/2051, Series 2021-DNA1, Class M1(1)(2)	259	258
Freddie Mac STACR REMIC Trust 2021-DNA5
1.75% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	3,715	3,655
Freddie Mac STACR REMIC Trust 2021-HQA1
0.80% (30-day Average SOFR + 0.70%), 08/25/2033, Series 2021-HQA1, Class M1(1)(2)	4,436	4,412
Freddie Mac STACR REMIC Trust 2021-HQA3
0.95% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	9,135	8,911
Freddie Mac STACR Trust 2018-DNA2
1.41% (1 Month LIBOR USD + 0.95%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	6,718	6,691
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	47,042	46,321
Freddie Mac Structured Agency Credit Risk Debt Notes
0.90% (30-day Average SOFR + 0.80%), 08/25/2033, Series 2021-DNA2, Class M1(1)(2)	3,486	3,462
Freddie Mac Whole Loan Securities Trust
3.65%, 12/25/2046, Series 2017-SC01, Class M1(1)(4)	1,452	1,440
FREMF 2018-K731 Mortgage Trust
3.93%, 02/25/2025, Series 2018-K731, Class B(1)(4)	4,525	4,559
FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026, Series 2019-K736, Class B(1)(4)	5,440	5,403
FREMF 2019-K94 Mortgage Trust
3.97%, 07/25/2052, Series 2019-K94, Class B(1)(4)	2,800	2,805
FREMF 2019-K98 Mortgage Trust
3.74%, 10/25/2052, Series 2019-K98, Class B(1)(4)	2,895	2,849
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(1)(4)	601	602

Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22(1)(4)	713	714
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3(1)(4)	4,333	4,326
Galton Funding Mortgage Trust 2020-H1
2.31%, 01/25/2060, Series 2020-H1, Class A1(1)(4)	433	430
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(1)(4)	2,392	2,351
GCT Commercial Mortgage Trust 2021-GCT
2.10% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000	2,941
Ginnie Mae
2.00%, 04/01/2051(12)	130,036	123,697
2.00%, 05/01/2051(12)	2,085	1,980
2.50%, 04/01/2052(12)	123,504	119,784
2.50%, 05/01/2052(12)	6,095	5,898
3.00%, 07/20/2049, Series 2019-90, Class HE	245	239
3.00%, 09/20/2049, Series 2019-119, Class JE	1,687	1,641
3.00%, 04/01/2052(12)	1,916	1,893
3.00%, 05/01/2052(12)	1,542	1,520
3.50%, 05/15/2042(12)	1,519	1,523
3.50%, 08/20/2048, Series 2018-115, Class DE	2,793	2,816
3.50%, 09/20/2048, Series 2018-124, Class NW	2,172	2,198
3.50%, 12/20/2048, Series 2019-44, Class CA	95	95
3.50%, 04/01/2052(12)	1,504	1,512
4.00%, 05/15/2042(12)	1,949	1,980
4.00%, 04/01/2052(12)	2,069	2,110
4.00%, 06/01/2052(12)	5,400	5,465
4.50%, 04/01/2052(12)	1,929	1,994
Ginnie Mae I Pool
4.50%, 05/15/2041	307	327
5.00%, 09/15/2041	115	128
5.00%, 07/15/2044	86	94
7.50%, 08/15/2033	118	129
Ginnie Mae II Pool
2.00%, 08/20/2050	15,992	15,275
2.00%, 11/20/2050	10,631	10,163
2.50%, 10/20/2051	59,416	57,705
2.50%, 12/20/2051	38,227	37,126
3.00%, 02/20/2043	1,384	1,370
3.00%, 06/20/2045	15,108	15,157
3.00%, 10/20/2045	2,960	2,951
3.00%, 05/20/2046	4,774	4,756
3.00%, 07/20/2046	5,854	5,832
3.00%, 10/20/2046	906	903
3.00%, 12/20/2046	2,209	2,201
3.00%, 03/20/2047	595	592
3.00%, 09/20/2047	5,978	5,953
3.00%, 11/20/2047	2,075	2,066
3.00%, 01/20/2048	2,623	2,612
3.00%, 10/20/2049	5,449	5,355
3.00%, 03/20/2050	2,774	2,729
3.00%, 04/20/2050	150	147
3.00%, 04/20/2051	13,597	13,495
3.00%, 07/20/2051	26,307	26,076
3.50%, 06/20/2043	924	948
3.50%, 07/20/2043	930	955
3.50%, 01/20/2045	1,204	1,225
3.50%, 12/20/2045	1,106	1,130
3.50%, 01/20/2046	764	780
3.50%, 03/20/2046	8,413	8,594
3.50%, 04/20/2046	2,797	2,851
3.50%, 05/20/2046	1,285	1,309
3.50%, 06/20/2046	1,817	1,849
3.50%, 12/20/2046	1,904	1,933
3.50%, 01/20/2047	2,315	2,353
3.50%, 04/20/2047	3,115	3,160
3.50%, 05/20/2047	136	138
3.50%, 06/20/2047	8,261	8,380
3.50%, 07/20/2047	2,391	2,425
3.50%, 08/20/2047	2,117	2,147
3.50%, 09/20/2047	5,412	5,509
3.50%, 10/20/2047	429	436
3.50%, 11/20/2047	7,373	7,479
3.50%, 12/20/2047	4,875	4,942
3.50%, 01/20/2048	3,396	3,442
3.50%, 02/20/2048	1,651	1,682
3.50%, 02/20/2048	4,643	4,734
3.50%, 02/20/2048	7,639	7,745
3.50%, 04/20/2048	13,092	13,407
3.50%, 05/20/2048	3,825	3,880
3.50%, 06/20/2049	281	279
3.50%, 07/20/2049	1,725	1,710
3.50%, 03/20/2050	798	806
3.50%, 02/20/2051	11,581	11,674
3.50%, 08/20/2051	11,063	11,147
4.00%, 09/20/2045	825	866
4.00%, 03/20/2047	622	644

4.00%, 04/20/2047		1,315	1,354
4.00%, 05/20/2047		1,023	1,058
4.00%, 06/20/2047		1,149	1,183
4.00%, 09/20/2047		1,635	1,689
4.00%, 11/20/2047		1,156	1,197
4.00%, 12/20/2047		1,094	1,132
4.00%, 01/20/2048		1,499	1,552
4.00%, 06/20/2048		5,891	6,061
4.00%, 08/20/2048		2,198	2,261
4.00%, 09/20/2048		1,246	1,280
4.00%, 10/20/2048		484	498
4.00%, 10/20/2050		10,281	10,540
4.50%, 07/20/2045		1,798	1,919
4.50%, 09/20/2046		2,157	2,317
4.50%, 01/20/2047		1,455	1,548
4.50%, 05/20/2047		2,514	2,655
4.50%, 06/20/2047		3,455	3,625
4.50%, 08/20/2047		1,002	1,058
4.50%, 09/20/2047		982	1,037
4.50%, 08/20/2048		4,211	4,370
4.50%, 09/20/2048		457	477
5.00%, 12/20/2044		158	172
5.00%, 06/20/2047		1,854	1,982
5.00%, 09/20/2047		1,069	1,142
5.00%, 12/20/2047		706	750
5.00%, 01/20/2048		910	967
5.00%, 02/20/2048		709	757
5.00%, 08/20/2048		1,605	1,692
5.00%, 10/20/2048		1,397	1,467
5.50%, 05/20/2048		1,367	1,466
5.50%, 11/20/2048		765	816
5.50%, 03/20/2049		1,040	1,108
Gosforth Funding 2018-1 Plc
0.95% (3 Month LIBOR USD + 0.45%), 08/25/2060, Series 2018-1A, Class A1(1)(2)		280	280
Great Wolf Trust 2019-WOLF
1.43% (1 Month LIBOR USD + 1.03%, 1.03% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655	13,475
Grifonas Finance No 1 Plc
0.00% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(2)(3)	EUR	3,455	3,666
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033, Series 2013-PEMB, Class A(1)(4)		$3,430	3,331
3.55%, 03/05/2033, Series 2013-PEMB, Class D(1)(4)		5,150	4,219
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(1)		8,029	8,007
GS Mortgage Securities Corp. Trust 2019-BOCA
2.54% (1 Month LIBOR USD + 2.14%, 2.14% Floor), 06/15/2038, Series 2019-BOCA, Class E(1)(2)		21,386	20,956
GS Mortgage Securities Corp. Trust 2021-DM
1.28% (1 Month LIBOR USD + 0.89%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A(1)(2)		9,830	9,622
GS Mortgage Securities Corp. Trust 2021-STAR
1.35% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 12/15/2036, Series 2021-STAR, Class A(1)(2)		5,100	5,049
GS Mortgage Securities Trust 2011-GC5
5.16%, 08/10/2044, Series 2011-GC5, Class D(1)(4)		266	123
GS Mortgage Securities Trust 2013-G1
3.60%, 04/10/2031, Series 2013-G1, Class B(1)(4)		3,560	3,425
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046, Series 2013-GC16, Class B(4)		7,561	7,606
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047, Series 2014-GC18, Class A3		12,558	12,611
4.38%, 01/10/2047, Series 2014-GC18, Class AS		2,355	2,306
4.89%, 01/10/2047, Series 2014-GC18, Class B(4)		9,523	8,863
GS Mortgage-Backed Securities Corp. Trust 2019-PJ1
4.00%, 08/25/2049, Series 2019-PJ1, Class A8(1)(4)		218	218
GS Mortgage-Backed Securities Trust 2020-INV1
2.96%, 10/25/2050, Series 2020-INV1, Class A14(1)(4)		4,465	4,277
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(1)(4)		6,191	5,592
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(1)(4)		3,864	3,491
2.50%, 02/25/2052, Series 2021-GR2, Class A6(1)(4)		11,793	11,318
HarborView Mortgage Loan Trust 2005-9
1.35% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(2)		5,355	5,226
HarborView Mortgage Loan Trust 2006-10
0.36% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036, Series 2006-10, Class 1A1A(2)		7,713	7,062
HarborView Mortgage Loan Trust 2006-12
0.65% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/19/2036, Series 2006-12, Class 1A1A(2)		26,778	24,729
HarborView Mortgage Loan Trust 2006-7
0.85% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(2)		2,801	2,524
HarborView Mortgage Loan Trust 2007-6
0.65% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(2)		6,779	6,297
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(1)(4)		4,815	4,666
Hawksmoor Mortgages
1.24% (Sterling Overnight Index Average + 1.05%), 05/25/2053, Series 2019-1A, Class A(1)(2)	GBP	15,894	20,904
Hilton Orlando Trust 2018-ORL
1.60% (1 Month LIBOR USD + 1.20%, 1.05% Floor), 12/15/2034, Series 2018-ORL, Class B(1)(2)		$350	344
Homeward Opportunities Fund I Trust 2020-2
1.66%, 05/25/2065, Series 2020-2, Class A1(1)(4)		927	921

HSI Asset Securitization Corp. Trust 2005-NC1
1.42% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(2)	6,336	6,259
Hudson Yards 2019-30HY Mortgage Trust
3.23%, 07/10/2039, Series 2019-30HY, Class A(1)	6,570	6,381
Hudson Yards 2019-55HY Mortgage Trust
2.94%, 12/10/2041, Series 2019-55HY, Class A(1)(4)	5,545	5,294
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034, Series 2015-HB10, Class A10(1)	3,540	3,242
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(1)	7,575	7,810
Impac CMB Trust Series 2004-7
1.10% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(2)	2,737	2,735
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(1)(4)	3,520	3,252
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	3,265	3,242
IndyMac INDX Mortgage Loan Trust 2006-AR19
2.95%, 08/25/2036, Series 2006-AR19, Class 5A2(4)	16,144	13,858
IndyMac INDX Mortgage Loan Trust 2007-AR15
2.89%, 08/25/2037, Series 2007-AR15, Class 1A1(4)	3,517	3,000
InTown Hotel Portfolio Trust 2018-STAY
1.85% (1 Month LIBOR USD + 1.45%, 1.05% Floor), 01/15/2033, Series 2018-STAY, Class B(1)(2)	430	428
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.36%, 12/15/2047, Series 2012-LC9, Class D(1)(4)	215	212
4.36%, 12/15/2047, Series 2012-LC9, Class C(1)(4)	6,150	6,100
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS	1,993	1,932
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
1.35% (1 Month LIBOR USD + 0.95%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)	7,500	7,410
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(1)	965	976
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(1)	8,013	7,898
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
1.70% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)	5,000	4,912
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
2.10% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D(1)(2)	1,463	1,424
JP Morgan Mortgage Trust 2019-7
3.01%, 02/25/2050, Series 2019-7, Class B2A(1)(4)	5,185	4,934
JP Morgan Mortgage Trust 2019-INV1
5.02%, 10/25/2049, Series 2019-INV1, Class B3(1)(4)	1,519	1,509
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(1)(4)	1,075	1,056
3.50%, 05/25/2050, Series 2019-INV3, Class A3(1)(4)	1,259	1,256
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(1)(4)	3,492	3,404
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3(1)(4)	1,100	1,098
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(1)(4)	1,543	1,526
JP Morgan Mortgage Trust 2020-LTV1
3.30%, 06/25/2050, Series 2020-LTV1, Class B1A(1)(4)	4,765	4,685
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3(1)(4)	41,189	38,013
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3(1)(4)	19,200	17,789
JP Morgan Mortgage Trust 2022-1
3.00%, 07/25/2052, Series 2022-1, Class A2(1)(4)	7,865	7,484
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(1)(4)	8,016	7,111
JP Morgan Trust 2015-1
2.10%, 12/25/2044, Series 2015-1, Class B4(1)(4)	1,388	1,382
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047, Series 2014-C24, Class A2	69	68
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5	2,780	2,809
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048, Series 2015-C31, Class A3	4,950	4,969
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(4)	4,990	4,934
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS	4,040	3,961
Lanark Master Issuer Plc
2.28%, 12/22/2069, Series 2020-1A, Class 1A(1)(4)	695	688
2.71%, 12/22/2069, Series 2019-2A, Class 1A(1)(5)	3,285	3,288
Legacy Mortgage Asset Trust 2019-GS7
3.25%, 11/25/2059, Series 2019-GS7, Class A1(1)(5)	4,641	4,620
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(5)	3,356	3,356
Legacy Mortgage Asset Trust 2020-GS5
3.25%, 06/25/2060, Series 2020-GS5, Class A1(1)(5)	885	877
Legacy Mortgage Asset Trust 2020-SL1
2.73%, 01/25/2060, Series 2020-SL1, Class A(1)(5)	987	981
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(5)	5,013	4,780
Legacy Mortgage Asset Trust 2021-GS3
1.75%, 07/25/2061, Series 2021-GS3, Class A1(1)(5)	10,033	9,550

Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(5)		9,033	8,524
Legacy Mortgage Asset Trust 2021-GS5
2.25%, 07/25/2067, Series 2021-GS5, Class A1(1)(5)		8,529	8,123
Lehman XS Trust Series 2005-5N
0.82% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(2)		9,084	8,765
LUXE Trust 2021-MLBH
2.10% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/15/2038, Series 2021-MLBH, Class C(1)(2)		15,500	15,173
Mansard Mortgages 2007-1 Plc
0.51% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1(2)	GBP	4,843	6,028
Med Trust 2021-MDLN
2.20% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 11/15/2038, Series 2021-MDLN, Class C(1)(2)		$4,140	4,058
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3(1)(4)		10,010	9,226
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
1.85%, 04/25/2029, Series 2004-HB1, Class A3(4)		351	337
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(1)(4)		8,161	8,186
MF1 2021-W10X
1.37% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A(1)(2)		5,140	5,136
MF1 Multifamily Housing Mortgage Loan Trust
1.64% (1 Month Term SOFR + 1.31%, 1.20% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000	14,709
MFA 2021-NQM2 Trust
1.03%, 11/25/2064, Series 2021-NQM2, Class A1(1)(4)		3,481	3,292
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(1)(4)		110	110
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(1)(4)		2,070	2,065
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(1)(4)		494	488
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1(1)(4)		1,304	1,299
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069, Series 2019-1, Class A1(1)(4)		1,374	1,361
3.50%, 10/25/2069, Series 2019-1, Class M1(1)(4)		1,188	1,167
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(1)(4)		3,189	3,171
3.25%, 07/25/2059, Series 2019-GS1, Class M2(1)(4)		1,115	1,086
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(1)(4)		8,239	8,155
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(1)(4)		1,000	924
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.35%, 08/15/2046, Series 2013-C11, Class B(4)		1,563	1,130
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.76%, 10/15/2046, Series 2013-C12, Class C(4)		900	863
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047, Series 2014-C15, Class AS		1,940	1,962
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		974	980
4.46%, 08/15/2047, Series 2014-C17, Class B(4)		122	122
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000	6,046
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220	3,153
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044, Series 2011-C2, Class E(1)(4)		1,415	1,132
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		4,030	4,204
Morgan Stanley Capital I Trust 2021-230P
2.19% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 12/15/2023, Series 2021-230P, Class C(1)(2)		9,974	9,973
Morgan Stanley Resecuritization Trust 2013-R7
0.73% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046, Series 2013-R7, Class 4B(1)(2)		1,613	1,612
Motel Trust 2021-MTL6
1.90% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 09/15/2038, Series 2021-MTL6, Class C(1)(2)		433	425
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(1)		767	759
MSCG Trust 2018-SELF
1.30% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037, Series 2018-SELF, Class A(1)(2)		4,110	4,079
Mulcair Securities DAC
0.45% (3 Month EURIBOR + 1.00%), 04/24/2071, Series 1, Class A(2)(3)	EUR	1,342	1,485
New Orleans Hotel Trust 2019-HNLA
1.39% (1 Month LIBOR USD + 0.99%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		$5,000	4,900
1.69% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425	6,296
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(1)(4)		1,287	1,281
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(1)(4)		23,497	22,973
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(1)(4)		1,402	1,394
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(1)(4)		6,701	6,408
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(1)(4)		1,393	1,352
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(1)(4)		1,712	1,663
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT(1)(4)(17)		21,986	22,791

NYO Commercial Mortgage Trust 2021-1290
1.49% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A(1)(2)		20,410	20,031
OBX 2018-EXP1 Trust
1.31% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		389	390
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(1)(4)		341	336
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(1)(4)		996	985
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(1)(4)		826	817
OBX 2020-EXP1 Trust
1.21% (1 Month LIBOR USD + 0.75%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		320	317
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(1)(4)		1,304	1,274
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(1)(4)		3,355	3,306
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(1)(4)		2,556	2,509
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(1)(4)		1,539	1,529
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(1)(4)		4,906	4,602
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(1)(4)		2,787	2,620
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(1)		7,390	6,835
Precise Mortgage Funding 2018-2B Plc
0.77% (Sterling Overnight Index Average + 0.80%), 03/12/2055, Series 2018-2B, Class A(2)(3)	GBP	2,686	3,523
PRPM 2020-4 LLC
2.95%, 10/25/2025, Series 2020-4, Class A1(1)(5)		$2,663	2,595
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(4)		6,528	6,273
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(5)		7,049	6,760
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)		2,988	2,894
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(5)		6,001	5,733
PRPM 2021-8 LLC
1.74%, 09/25/2026, Series 2021-8, Class A1(1)(4)		5,588	5,295
PRPM 2022-1 LLC
3.72%, 02/25/2027, Series 2022-1, Class A1(1)(5)		41,900	41,158
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037, Series 2013-QCA, Class A(1)		3,915	3,844
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,998	2,711
RALI Series 2007-QH8 Trust
1.02%, 10/25/2037, Series 2007-QH8, Class A(4)		895	869
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		16,764	15,544
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1(1)(4)		16,621	15,396
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/15/2032, Series 2013-GSP, Class A(1)(4)		6,870	6,892
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1(1)(4)		16,594	15,376
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1(1)(4)		10,114	9,371
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(1)(4)	CAD	9,445	7,468
RESIMAC Bastille Trust Series 2018-1NC
1.14% (1 Month LIBOR USD + 0.85%), 12/05/2059, Series 2018-1NCA, Class A1(1)(2)		$530	530
Ripon Mortgages Plc
0.00% (Sterling Overnight Index Average + 0.70%), 08/28/2056, Series 1RA, Class A(1)(2)(3)	GBP	50,000	65,342
Sequoia Mortgage Trust 2003-2
1.11% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(2)		$293	290
Sequoia Mortgage Trust 2004-9
1.99% (6 Month LIBOR USD + 0.72%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(2)		817	792
Sequoia Mortgage Trust 2013-4
3.45%, 04/25/2043, Series 2013-4, Class B1(4)		562	559
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(1)(4)		812	815
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(1)(4)		265	265
4.00%, 12/25/2047, Series 2017-CH2, Class A19(1)(4)		274	274
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2(1)(4)		73	73
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(1)(4)		188	188
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(1)(4)		439	441
4.50%, 08/25/2048, Series 2018-CH3, Class A19(1)(4)		184	185
4.50%, 08/25/2048, Series 2018-CH3, Class A13(1)(4)		1,090	1,096
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048, Series 2018-CH4, Class A2(1)(4)		135	135
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049, Series 2019-CH2, Class A1(1)(4)		252	253
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
4.14%, 01/05/2043, Series 2015-5AVE, Class A2B(1)(4)		295	281
SLM Student Loan Trust 2008-9
1.76% (3 Month LIBOR USD + 1.50%), 04/25/2023, Series 2008-9, Class A(2)		5,845	5,855

Southern Pacific Securities 06-1 Plc
1.28% (3 Month LIBOR GBP + 0.30%), 03/10/2044, Series 2006-1X, Class B1C(2)	GBP	450	589
SREIT Trust 2021-MFP2
1.22% (1 Month LIBOR USD + 0.82%, 0.82% Floor), 11/15/2036, Series 2021-MFP2, Class A(1)(2)		$5,000	4,906
STACR Trust 2018-DNA3
1.36% (1 Month LIBOR USD + 0.90%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		4,182	4,173
STACR Trust 2018-HRP2
1.71% (1 Month LIBOR USD + 1.25%), 02/25/2047, Series 2018-HRP2, Class M2(1)(2)		1,352	1,348
Starwood Mortgage Residential Trust 2019-INV1
2.61%, 09/27/2049, Series 2019-INV1, Class A1(1)(4)		530	531
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1(1)		1,545	1,516
Stratton Mortgage Funding
1.36% (Sterling Overnight Index Average + 0.90%), 07/20/2060, Series 2021-2A, Class A(1)(2)	GBP	16,686	21,922
STWD 2021-LIH Mortgage Trust
2.35% (1 Month LIBOR USD + 1.96%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C(1)(2)		$16,200	15,855
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037, Series 2017-SBC6, Class A(1)(4)		815	812
Toorak Mortgage Corp. 2021-1 Ltd.
2.24%, 06/25/2024, Series 2021-1, Class A1(1)(5)		7,160	6,776
Towd Point Mortgage Funding
0.99% (Sterling Overnight Index Average + 0.90%), 07/20/2045, Series 2019-A13A, Class A1(1)(2)	GBP	77,492	101,805
Towd Point Mortgage Funding 2018—Auburn 12 Plc
1.68% (Sterling Overnight Index Average + 0.92%, 0.80% Floor), 02/20/2045, Series 2018-A12X, Class A(2)		1,945	2,556
Towd Point Mortgage Funding 2019—Granite4 Plc
1.24% (Sterling Overnight Index Average + 1.14%), 10/20/2051, Series 2019-GR4A, Class A1(1)(2)		18,845	24,797
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M2(1)(4)		$100	101
3.75%, 04/25/2055, Series 2015-4, Class M1(1)(4)		662	663
Towd Point Mortgage Trust 2016-1
3.00%, 02/25/2055, Series 2016-1, Class A3B(1)(4)		30	30
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055, Series 2016-2, Class A1A(1)(4)		8	8
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056, Series 2016-4, Class A1(1)(4)		64	64
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(1)(4)		104	104
3.75%, 10/25/2056, Series 2017-1, Class M1(1)(4)		6,315	6,246
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(4)		49	50
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(1)(4)		320	318
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(1)(4)		3,873	3,701
Towd Point Mortgage Trust 2017-5
1.06% (1 Month LIBOR USD + 0.60%), 02/25/2057, Series 2017-5, Class A1(1)(2)		202	201
1.96% (1 Month LIBOR USD + 1.50%), 02/25/2057, Series 2017-5, Class M2(1)(2)		3,310	3,310
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(1)(4)		3,728	3,724
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(1)(4)		1,015	968
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(1)(4)		2,250	2,167
Towd Point Mortgage Trust 2019-1
3.66%, 03/25/2058, Series 2019-1, Class A1(1)(4)		6,714	6,697
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(1)(4)		9,810	9,612
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(1)(4)		67,061	65,847
3.50%, 10/25/2059, Series 2019-4, Class M1(1)(4)		1,155	1,099
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B(1)(4)		575	551
Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B(1)(4)		310	294
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)		49,605	49,038
Trinity Square 2021-1 Plc
1.85% (Sterling Overnight Index Average + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)	GBP	11,459	15,034
2.15% (Sterling Overnight Index Average + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)		3,286	4,298
2.45% (Sterling Overnight Index Average + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)		2,364	3,099
3.20% (Sterling Overnight Index Average + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)		1,143	1,498
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1(1)(4)		$4,824	4,480
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1(1)(4)		11,887	11,572
UBS Commercial Mortgage Trust 2017-C1
3.20%, 06/15/2050, Series 2017-C1, Class A3		8,757	8,640
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.95%, 05/10/2063, Series 2012-C2, Class E(1)(4)		3,235	269
4.95%, 05/10/2063, Series 2012-C2, Class D(1)(4)		1,135	471
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(1)(4)		6,447	5,880
VASA Trust 2021-VASA
1.65% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		10,000	9,774
2.15% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000	11,732
Verus Securitization Trust 2019-3
3.04%, 07/25/2059, Series 2019-3, Class A3(1)(5)		1,376	1,375

Verus Securitization Trust 2019-4
2.64%, 11/25/2059, Series 2019-4, Class A1(1)(5)	1,088	1,087
2.85%, 11/25/2059, Series 2019-4, Class A2(1)(5)	1,277	1,276
3.00%, 11/25/2059, Series 2019-4, Class A3(1)(5)	2,219	2,216
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059, Series 2019-INV2, Class A2(1)(4)	3,122	3,125
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059, Series 2019-INV3, Class A1(1)(4)	2,791	2,788
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(1)(5)	3,849	3,827
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(1)(4)	3,258	3,133
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1(1)(4)	16,144	15,448
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(1)(4)	2,488	2,412
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(1)(4)	3,170	3,095
Verus Securitization Trust 2022-1
2.72%, 01/25/2067, Series 2022-1, Class A1(1)(5)	11,738	11,409
Verus Securitization Trust 2022-3
4.13%, 02/25/2067, Series 2022-3, Class A1(1)	25,000	24,857
Vista Point Securitization Trust 2020-1
1.76%, 03/25/2065, Series 2020-1, Class A1(1)(4)	501	500
3.20%, 03/25/2065, Series 2020-1, Class A3(1)(4)	3,765	3,715
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(1)(4)	1,595	1,548
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.32%, 02/15/2051, Series 2007-C33, Class AJ(4)	1,342	1,020
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
1.10% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(2)	1,596	1,575
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
1.04% (1 Month LIBOR USD + 0.58%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(2)	2,375	2,348
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
0.98% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(2)	3,540	3,383
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
1.12% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(2)	3,620	3,615
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
0.89% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(2)	9,376	8,848
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1	5,225	5,186
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.31%, 07/15/2046, Series 2013-LC12, Class B(4)	1,940	1,862
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.02%, 08/15/2050, Series 2014-LC16, Class AS	3,015	2,968
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3	994	974
4.51%, 03/15/2059, Series 2016-C33, Class B(4)	4,317	4,344
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS	3,155	3,059
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS	4,341	4,132
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS	6,000	5,893
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050, Series 2017-C38, Class A5	1,695	1,701
Wells Fargo Commercial Mortgage Trust 2017-HSDB
1.24% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031, Series 2017-HSDB, Class A(1)(2)	8,100	8,002
1.49% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031, Series 2017-HSDB, Class B(1)(2)	6,700	6,580
2.23% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031, Series 2017-HSDB, Class D(1)(2)	100	96
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.50%, 09/15/2031, Series 2019-JWDR, Class A(1)(4)	6,560	6,191
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5	5,200	4,955
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(1)(4)	5,697	5,268
WFRBS Commercial Mortgage Trust 2012-C7
3.43%, 06/15/2045, Series 2012-C7, Class A2	4,740	4,734
4.78%, 06/15/2045, Series 2012-C7, Class E(1)(4)	690	102
WFRBS Commercial Mortgage Trust 2013-C15
4.51%, 08/15/2046, Series 2013-C15, Class B(4)	1,525	1,476
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B	2,365	2,304
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(4)	4,250	4,282
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(4)	825	785
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(1)	1,740	1,707
3.60%, 11/10/2036, Series 2017-WWP, Class C(1)(4)	320	295

Total Mortgage-Backed Obligations (Cost: $9,600,681)		9,395,068

Total Bonds & Notes (Cost: $33,776,856)		32,349,680

BANK LOANS – 1.37%
1011778 BC ULC
2.21% (LIBOR + 1.75%), 11/19/2026(2)	1,556	1,520

AAdvantage Loyality IP Ltd.
5.50% (LIBOR + 4.75%), 04/20/2028(2)		2,246	2,272
Acrisure LLC
3.96% (LIBOR + 3.50%), 02/15/2027(2)		2,992	2,945
Acuity Specialty Products, Inc.
5.00% (LIBOR + 4.00%), 08/12/2024(2)		2,369	2,250
AEA International Holdings Sarl
4.81% (LIBOR + 3.75%), 09/07/2028(2)		1,353	1,348
Air Canada
4.25% (LIBOR + 3.50%), 08/11/2028(2)		3,700	3,661
Allied Universal Holdco LLC
4.25% (LIBOR + 3.75%), 05/12/2028(2)		1,132	1,114
American Airlines, Inc.
2.20% (LIBOR + 1.75%), 01/29/2027(2)		346	323
AmWINS Group, Inc.
3.00% (LIBOR + 2.25%), 02/19/2028(2)		8,270	8,126
Aramark Intermediate HoldCo Corp.
2.21% (LIBOR + 1.75%), 03/11/2025(2)		187	183
athenahealth Group, Inc.
0.00%, 02/15/2029		362	358
0.00%, 02/15/2029		2,138	2,111
Avantor Funding, Inc.
2.50% (LIBOR + 2.00%), 11/21/2024(2)		18	17
2.75% (LIBOR + 2.25%), 11/08/2027(2)		5,396	5,346
Avolon TLB Borrower 1 US LLC
2.25% (LIBOR + 1.50%), 02/12/2027(2)		697	679
2.50% (LIBOR + 1.75%), 01/15/2025(2)		281	276
Axalta Coating Systems Dutch Holding B BV
2.76% (LIBOR + 1.75%), 06/01/2024(2)		67	66
Bally’s Corp.
3.75% (LIBOR + 3.25%), 10/02/2028(2)		3,002	2,984
Bausch Health Companies, Inc.
3.21% (LIBOR + 2.75%), 11/27/2025(2)		1,124	1,113
BCPE North Star US Holdco 2, Inc.
5.01% (LIBOR + 4.00%), 06/09/2028(2)		1,532	1,499
Berry Global, Inc.
2.07% (LIBOR + 1.75%), 07/01/2026(2)		1,372	1,350
Buckeye Partners LP
2.71% (LIBOR + 2.25%), 11/01/2026(2)		4,062	4,029
Caesars Resort Collection LLC
3.21% (LIBOR + 2.75%), 12/23/2024(2)		17,639	17,529
3.96% (LIBOR + 3.50%), 07/21/2025(2)		3,433	3,417
Camelot US Acquisition 1 Co.
3.46% (LIBOR + 3.00%), 10/30/2026(2)		98	97
Carnival Corp.
3.75% (EURIBOR + 3.75%), 06/30/2025(2)	EUR	4,913	5,347
3.75% (LIBOR + 3.00%), 06/30/2025(2)		$10,611	10,303
4.00% (LIBOR + 3.25%), 10/18/2028(2)		6,276	6,127
Change Healthcare Holdings LLC
3.50% (LIBOR + 2.50%), 03/01/2024(2)		1,712	1,700
Charter Communications Operating LLC
2.21% (LIBOR + 1.75%), 02/01/2027(2)		7,328	7,258
Churchill Downs, Inc.
2.46% (LIBOR + 2.00%), 12/27/2024(2)		481	474
Clarios Global LP
3.71% (LIBOR + 3.25%), 04/30/2026(2)		761	750
Clean Harbors, Inc.
2.21% (LIBOR + 1.75%), 06/28/2024(2)		481	478
Commscope, Inc.
3.71% (LIBOR + 3.25%), 04/06/2026(2)		5,797	5,635
ConnectWise LLC
4.00% (LIBOR + 3.50%), 09/29/2028(2)		1,415	1,404
CSC Holdings LLC
2.65% (LIBOR + 2.25%), 07/17/2025(2)		3,701	3,634
2.90% (LIBOR + 2.50%), 04/15/2027(2)		1,587	1,557
Diamond Sports Group LLC
3.63% (CME Term SOFR + 3.25%), 08/24/2026(2)		1,732	586
9.00% (CME Term SOFR + 8.00%), 05/25/2026(2)		1,466	1,485
DIRECTV Financing LLC
5.75% (LIBOR + 5.00%), 08/02/2027(2)		10,314	10,291
Elanco Animal Health, Inc.
1.98% (LIBOR + 1.75%), 08/01/2027(2)		10,265	10,089
Endo Luxembourg Finance Co. I SARL
5.75% (LIBOR + 5.00%), 03/27/2028(2)		7,314	6,835
Entegris, Inc.
0.00%, 03/02/2029		1,610	1,605
Envision Healthcare Corp.
4.21% (LIBOR + 3.75%), 10/10/2025(2)		4,635	3,067
Fanatics Commerce Intermediate Holdco LLC
3.75% (LIBOR + 3.25%), 11/24/2028(2)		483	478
Fertitta Entertainment LLC
4.50% (CME Term SOFR + 4.00%), 01/27/2029(2)		1,875	1,863
Foundation Building Materials, Inc.
3.75% (LIBOR + 3.25%), 01/31/2028(2)		2,061	2,022
Gainwell Acquisition Corp.
5.01% (LIBOR + 4.00%), 10/01/2027(2)		2,494	2,487
Genesee & Wyoming, Inc.
3.01% (LIBOR + 2.00%), 12/30/2026(2)		1,488	1,470

GFL Environmental, Inc.
3.50% (LIBOR + 3.00%), 05/30/2025(2)		431	429
Gray Television, Inc.
3.23% (LIBOR + 3.00%), 12/01/2028(2)		2,165	2,151
Grifols Worldwide Operations Ltd.
2.46% (LIBOR + 2.00%), 11/15/2027(2)		8,463	8,311
Hilton Worldwide Finance LLC
2.21% (LIBOR + 1.75%), 06/22/2026(2)		7,632	7,545
Horizon Therapeutics USA, Inc.
2.25% (LIBOR + 1.75%), 03/15/2028(2)		7,247	7,165
Hostess Brands LLC
3.00% (LIBOR + 2.25%), 08/03/2025(2)		1,662	1,638
ICON Plc
3.31% (LIBOR + 2.25%), 07/03/2028(2)		825	821
3.31% (LIBOR + 2.25%), 07/03/2028(2)		3,313	3,295
II-VI, Inc.
0.00%, 12/08/2028		4,120	4,089
Ineos Finance Plc
2.50% (EURIBOR + 2.00%), 04/01/2024(2)	EUR	21,529	23,594
Intelsat Jackson Holdings SA
0.00%, 11/27/2023		$48	47
5.00% (CME Term SOFR + 4.25%), 02/01/2029(2)		3,418	3,357
Iqvia, Inc.
2.76% (LIBOR + 1.75%), 06/11/2025(2)		1,825	1,812
Jazz Pharmaceuticals Plc
4.00% (LIBOR + 3.50%), 05/05/2028(2)		4,965	4,942
Lealand Finance Co. BV
0.00%, 06/28/2024		149	89
0.00%, 06/30/2025		617	306
Leslie’s Poolmart, Inc.
3.02% (LIBOR + 2.50%), 03/09/2028(2)		355	350
Level 3 Financing, Inc.
2.21% (LIBOR + 1.75%), 03/01/2027(2)		9,790	9,597
LSF11 A5 Holdco LLC
4.11% (SOFR + 3.75%), 10/15/2028(2)		1,816	1,788
Lumen Technologies, Inc.
2.71% (LIBOR + 2.25%), 03/15/2027(2)		6,762	6,574
Marriott Ownership Resorts, Inc.
2.21% (LIBOR + 1.75%), 08/29/2025(2)		261	253
Medline Borrower LP
0.00%, 10/23/2028		6,237	6,172
MH Sub I LLC
3.96% (LIBOR + 3.50%), 09/13/2024(2)		3,958	3,904
Naked Juice LLC
4.03% (CME Term SOFR + 3.25%), 01/24/2029(2)		2,369	2,327
Nortonlifelock, Inc.
0.00%, 01/28/2029		9,100	8,979
Nouryon Finance BV
4.01% (LIBOR + 3.00%), 10/01/2025(2)		1,977	1,945
Olaplex, Inc.
4.38% (CME Term SOFR + 3.75%), 02/23/2029(2)		3,776	3,757
Organon & Co.
3.56% (LIBOR + 3.00%), 06/02/2028(2)		7,472	7,426
Penn National Gaming, Inc.
3.00% (LIBOR + 2.25%), 10/15/2025(2)		433	430
PetSmart LLC
4.50% (LIBOR + 3.75%), 02/11/2028(2)		18,209	18,133
SBA Senior Finance II LLC
2.21% (LIBOR + 1.75%), 04/11/2025(2)		1,540	1,519
Scientific Games International, Inc.
0.00%, 08/14/2024		3,458	3,442
Seaworld Parks & Entertainment, Inc.
3.50% (LIBOR + 3.00%), 08/25/2028(2)		4,283	4,227
Sequa Mezzanine Holdings LLC
7.75% (LIBOR + 6.75%), 11/28/2023(2)		12,051	12,051
11.75% (LIBOR + 10.75%), 04/28/2024(2)		688	681
Setanta Aircraft Leasing DAC
3.01% (LIBOR + 2.00%), 11/05/2028(2)		5,000	4,921
Sigma Holdco BV
3.50% (EURIBOR + 3.50%), 07/02/2025(2)		EUR 7,690	7,941
Sinclair Television Group, Inc.
3.46% (LIBOR + 3.00%), 04/01/2028(2)		$3,722	3,627
SoftBank Vision Fund II
5.00%, 12/21/2025(17)		9,799	9,799
Sotera Health Holdings LLC
3.25% (LIBOR + 2.75%), 12/11/2026(2)		12,000	11,830
Southwestern Energy Co.
3.15% (SOFR + 2.50%), 06/22/2027(2)		1,286	1,283
Spin Holdco, Inc.
4.75% (LIBOR + 4.00%), 03/04/2028(2)		3,614	3,581
SS&C Technologies Holdings, Inc.
2.21% (LIBOR + 1.75%), 04/16/2025(2)		234	230
2.21% (LIBOR + 1.75%), 04/16/2025(2)		283	278
Sunshine Luxembourg VII Sarl
4.76% (LIBOR + 3.75%), 10/01/2026(2)		5,109	5,071
Syniverse Holdings, Inc.
6.00% (LIBOR + 5.00%), 03/09/2023(2)		453	438

Telenet Financing USD LLC
2.40% (LIBOR + 2.00%), 04/30/2028(2)	1,250	1,220
Trans Union LLC
2.75% (LIBOR + 2.25%), 12/01/2028(2)	5,336	5,290
TransDigm, Inc.
2.71% (LIBOR + 2.25%), 08/22/2024(2)	2,752	2,709
2.71% (LIBOR + 2.25%), 05/30/2025(2)	25,961	25,467
2.71% (LIBOR + 2.25%), 12/09/2025(2)	20,570	20,210
Uber Technologies, Inc.
3.96% (LIBOR + 3.50%), 04/04/2025(2)	14,468	14,424
3.96% (LIBOR + 3.50%), 02/25/2027(2)	10,390	10,338
Univision Communications, Inc.
3.75% (LIBOR + 2.75%), 03/15/2024(2)	3,779	3,767
Windstream Services II LLC
7.25% (LIBOR + 6.25%), 09/21/2027(2)	73	72
Zayo Group Holdings, Inc.
3.46% (LIBOR + 3.00%), 03/09/2027(2)	8,611	8,372

Total Bank Loans (Cost: $461,758)		455,572

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.13%
Communications – 0.10%
Clear Channel Outdoor Holdings, Inc. - Class A(13)	2,065	7,145
iHeartMedia, Inc. - Class A(13)	499	9,446
iHeartMedia, Inc. - Class B(13)(17)	365	6,225
Intelsat Emergence SA(13)(17)(18)	289	10,611

Total Communications		33,427

Consumer Discretionary – 0.03%
Neiman Marcus Group, Inc.(13)(17)(18)	62	9,664

Total Consumer Discretionary		9,664

Energy – 0.00%(14)
Noble Corp.(1)(13)(17)	2	65
Noble Corp.(13)(18)	16	546

Total Energy		611

Financials – 0.00%(14)
CBL & Associates Properties, Inc.(13)	2	56
Voyager Aviation Holdings LLC(1)(6)(8)(13)(17)	0	—

Total Financials		56

Industrials – 0.00%(14)
AMI Investments LLC(8)(13)(17)	206	—

Total Industrials		—

Total Common Stocks (Cost: $47,634)		43,758

CONVERTIBLE PREFERRED STOCKS – 0.17%
Financials – 0.17%
Bank of America Corp., 7.25%	23	30,679
Wells Fargo & Co., 7.50%	20	26,862

Total Financials		57,541

Total Convertible Preferred Stocks (Cost: $62,493)		57,541

PREFERRED STOCKS – 0.07%
Communications – 0.07%
AT&T Mobility II LLC, 7.00%(13)(17)(18)	1,036	23,732

Total Communications		23,732

Financials – 0.00%(14)
Cayenne Aviation Holdings LLC(1)(6)(13)(17)	0	7

Total Financials		7

Total Preferred Stocks (Cost: $28,084)		23,739

RIGHTS – 0.00%(14)
Communications – 0.00%(14)
Intelsat Jackson Holdings SA, expires 12/31/2049(8)(13)(17)	41	—
Intelsat Jackson Holdings SA, expires 12/31/2049(8)(13)(17)	47	—

Total Communications		—

Total Rights (Cost: $0)		—

WARRANTS – 0.00%(14)
Communications – 0.00%(14)
Intelsat Emergence SA, expires 02/17/2027(8)(13)(17)	1	—
Intelsat Emergence SA, expires 02/17/2027(8)(13)(17)	4	—
Windstream Holdings II LLC, expires 09/21/2055(13)(17)	9	81

Total Communications		81

Total Warrants (Cost: $8,440)		81

SHORT-TERM INVESTMENTS – 13.85%
Money Market Funds – 3.64%
Fidelity Institutional Money Market Government Fund - Class I, 0.16%(15)	1,210,576	1,210,576

Total Money Market Funds (Cost: $1,210,576)		1,210,576

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills – 9.84%
U.S. Cash Management Bill, 0.00%, 05/31/2022(11)	$69,200	69,161
U.S. Cash Management Bill, 0.00%, 06/07/2022	100,000	99,933
U.S. Cash Management Bill, 0.00%, 07/26/2022	81,600	81,407
U.S. Treasury Bill, 0.00%, 04/07/2022(11)	12,518	12,518

U.S. Treasury Bill, 0.00%, 04/12/2022(11)		7,634	7,634
U.S. Treasury Bill, 0.00%, 04/26/2022(11)		6,750	6,749
U.S. Treasury Bill, 0.00%, 04/28/2022(11)		44,272	44,268
U.S. Treasury Bill, 0.00%, 05/05/2022		132,200	132,182
U.S. Treasury Bill, 0.00%, 05/10/2022		486,100	486,003
U.S. Treasury Bill, 0.00%, 05/12/2022(11)		20,000	19,996
U.S. Treasury Bill, 0.00%, 05/19/2022		216,700	216,628
U.S. Treasury Bill, 0.00%, 05/26/2022		1,800	1,799
U.S. Treasury Bill, 0.00%, 06/02/2022		96,800	96,746
U.S. Treasury Bill, 0.00%, 06/16/2022		37,570	37,537
U.S. Treasury Bill, 0.00%, 06/23/2022		257,390	257,113
U.S. Treasury Bill, 0.00%, 07/07/2022		593,570	592,650
U.S. Treasury Bill, 0.00%, 07/21/2022		28,570	28,512
U.S. Treasury Bill, 0.00%, 07/28/2022		418,870	417,833
U.S. Treasury Bill, 0.00%, 08/04/2022		201,200	200,643
U.S. Treasury Bill, 0.00%, 08/25/2022		296,168	295,091
U.S. Treasury Bill, 0.00%, 09/01/2022		90,537	90,186
U.S. Treasury Bill, 0.00%, 09/22/2022		72,995	72,660

Total U.S. Treasury Bills (Cost: $3,269,032)			3,267,249

Time Deposits – 0.37%
ANZ, London, 0.15% due 04/01/2022		7,178	7,178
Barclays Bank, London, 0.15% due 04/01/2022		52,014	52,014
BNP Paribas, Paris, -1.30% due 04/01/2022	CHF	117	126
BNP Paribas, Paris, 0.15% due 04/01/2022		$37,519	37,519
BNP Paribas, Paris, 0.25% due 04/01/2022	GBP	2,018	2,651
Brown Brothers Harriman, -0.30% due 04/01/2022	SEK	5	1
Brown Brothers Harriman, -0.19% due 04/01/2022	AUD	977	731
Brown Brothers Harriman, 0.10% due 04/01/2022(6)	NOK	2	0
Brown Brothers Harriman, 0.65% due 04/01/2022	NZD	89	62
Brown Brothers Harriman, 5.65% due 04/01/2022	ZAR	4,818	330
Citibank, London, -0.78% due 04/01/2022	EUR	1,481	1,639
Royal Bank of Canada, Toronto, 0.07% due 04/01/2022	CAD	539	431
Sumitomo, Tokyo, -0.38% due 04/01/2022(6)	JPY	3	0
Sumitomo, Tokyo, 0.15% due 04/01/2022		$21,329	21,329

Total Time Deposits (Cost: $124,011)			124,011

Total Short-Term Investments (Cost: $4,603,619)			4,601,836

TOTAL INVESTMENTS IN SECURITIES – 112.94% (Cost: $38,988,884)			37,532,207

TBA SALE COMMITMENTS – (1.04)%
Mortgage-Backed Obligations – (1.04)%
Fannie Mae
2.00%, 04/01/2037(16)		(11,905)	(11,562)
2.50%, 04/01/2052(16)		(22,300)	(21,276)
3.00%, 04/01/2037(16)		(15,002)	(15,105)
3.00%, 05/15/2042(16)		(15,000)	(14,637)
3.00%, 04/01/2052(16)		(229,924)	(224,894)
3.50%, 04/01/2037(16)		(3,240)	(3,305)
4.00%, 05/01/2042(16)		(25,300)	(25,726)
4.50%, 05/01/2052(16)		(868)	(896)
Ginnie Mae
3.50%, 04/01/2052(16)		(27,208)	(27,357)

Total TBA Sale Commitments (Proceeds Received: $(352,070))			(344,758)

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.90)%			(3,954,903)

TOTAL NET ASSETS – 100.00%			$33,232,546

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

ILS Israeli New Shekel

INR Indian Rupee

JPY Japanese Yen

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

RUB Russian Ruble

SEK Swedish Krona

ZAR South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,788,261, which represents 23.44% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(3)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2022.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2022.
(6)	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(8)	Amount calculated is less than $0.5.

(9)	Security in default as of March 31, 2022. The value of these securities totals $2,598, which represents 0.01% of total net assets.
(10)	Inflation protected security. The value of these securities totals $116,346, which represents 0.35% of total net assets.
(11)

Partially assigned as collateral for certain futures contracts, swap contracts and delayed delivery securities. The value of these pledged issues totals $145,647, which represents 0.44% of total net assets.

(12)	Delayed delivery purchase commitment security. The value of these securities totals $4,024,164, which represents 12.11% of total net assets.
(13)	Non-income producing security.
(14)	Amount calculated is less than 0.005%.
(15)	Represents annualized seven-day yield as of the close of the reporting period.
(16)	Delayed delivery sale commitment security. The value of these securities totals $(344,758), which represents (1.04)% of total net assets.
(17)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $82,975, which represents 0.25% of total net assets.
(18)	Security that is restricted at March 31, 2022. The value of the restricted securities totals $89,780, which represents 0.27% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Jun. 2022	AUD	36,255	$26,081	$(1,048)
584	Euro-Btp Future	Jun. 2022	EUR	83,584	89,355	(3,110)
199	Euro-Bund Future	Jun. 2022		31,729	34,928	(172)
4,976	U.S. 2 Year Note Future	Jun. 2022		$1,063,552	1,054,523	(9,029)
7,117	U.S. 5 Year Note Future	Jun. 2022		833,494	816,231	(17,263)
10,710	U.S. 10 Year Note Future	Jun. 2022		1,344,628	1,315,991	(28,637)
1,875	U.S. Long Bond Future	Jun. 2022		289,833	281,367	(8,466)
987	U.S. Ultra 10 Year Note Future	Jun. 2022		138,172	133,708	(4,464)
1,103	U.S. Ultra Bond Future	Jun. 2022		202,138	195,369	(6,769)

						(78,958)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(243)	Euro-Btp Future	Jun. 2022	EUR	(34,954)	$(37,180)	$1,488
(321)	Euro-Bund Future	Jun. 2022		(53,290)	(56,341)	2,611
(824)	U.S. 2 Year Note Future	Jun. 2022		$(177,044)	(174,623)	2,421
(330)	U.S. Long Bond Future	Jun. 2022		(51,067)	(49,521)	1,546
(1,045)	U.S. Ultra 10 Year Note Future	Jun. 2022		(143,982)	(141,565)	2,417
(324)	U.S. Ultra Bond Future	Jun. 2022		(59,676)	(57,389)	2,287

						12,770

						$(66,188)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	1,390	USD	1,007	04/20/22	Morgan Stanley	$33
BRL*	1,134	USD	220	04/04/22	BNP Paribas	18
BRL*	38,300	USD	7,476	04/04/22	J.P. Morgan	568
BRL*	383,404	USD	73,474	04/04/22	Morgan Stanley	7,055
BRL*	6,676	USD	1,320	04/20/22	Deutsche Bank	76
BRL*	377,071	USD	75,828	05/03/22	Morgan Stanley	2,738
BRL*	10,400	USD	1,967	07/05/22	BNP Paribas	160
BRL*	23,629	USD	4,564	07/05/22	Goldman Sachs	268
BRL*	13,371	USD	2,525	07/05/22	J.P. Morgan	210
BRL*	183,500	USD	35,179	10/04/22	Goldman Sachs	1,380
CAD	1,270	USD	1,010	04/20/22	Barclays Bank	6
CAD	5,198	USD	4,067	06/15/22	BNP Paribas	90
CLP	793,980	USD	990	04/20/22	Barclays Bank	16
COP	3,878,400	USD	1,010	04/20/22	Deutsche Bank	16
CZK	30,353	USD	1,340	04/20/22	Morgan Stanley	33
EUR	4,889	USD	5,383	04/04/22	Bank of America	25
EUR	14,138	USD	15,570	04/04/22	BNP Paribas	70
EUR	1,285	USD	1,410	04/04/22	Goldman Sachs	12
EUR	1,067	USD	1,178	04/04/22	J.P. Morgan	2
EUR	999	USD	1,099	04/04/22	Morgan Stanley	6
EUR	1,230	USD	1,353	04/20/22	Barclays Bank	8
EUR	4,779	USD	5,246	06/15/22	Morgan Stanley	56
GBP	1,829	USD	2,384	04/04/22	Deutsche Bank	18
GBP	1,979	USD	2,579	04/04/22	Morgan Stanley	20
INR*	2,125,996	USD	27,514	05/20/22	J.P. Morgan	296
MXN	245,793	USD	11,342	04/18/22	Goldman Sachs	986
MXN	33,779	USD	1,650	04/20/22	Morgan Stanley	44
MXN	19,210	USD	950	04/20/22	UBS	13
MXN	2,396	USD	113	06/15/22	Goldman Sachs	6
MXN	1,074,672	USD	51,377	07/01/22	BNP Paribas	1,795
MXN	132,419	USD	6,028	08/09/22	BNP Paribas	474
NOK	330,585	USD	37,135	05/18/22	J.P. Morgan	399
PEN*	1,919	USD	516	04/11/22	Bank of America	5
PEN*	1,919	USD	508	04/18/22	Goldman Sachs	13
PEN*	115	USD	31	04/29/22	Bank of America(1)	0
PEN*	1,029	USD	276	05/02/22	Bank of America	3
PEN*	7,347	USD	1,932	08/08/22	J.P. Morgan	42
RUB*	607,177	USD	7,738	04/21/22	Bank of America	80
RUB*	216,112	USD	2,762	04/21/22	Goldman Sachs	21
RUB*	33,071	USD	299	04/27/22	J.P. Morgan	140
RUB*	1,028	USD	13	05/23/22	BNP Paribas	1
RUB*	940,430	USD	12,144	05/23/22	Deutsche Bank	455
RUB*	880,922	USD	11,394	05/23/22	Goldman Sachs	407
RUB*	278,252	USD	3,587	05/23/22	Morgan Stanley	141
RUB*	33,232	USD	378	05/24/22	Goldman Sachs	67
RUB*	75,790	USD	629	05/24/22	J.P. Morgan	385
RUB*	61,594	USD	532	06/02/22	J.P. Morgan	281
RUB*	1,951,763	USD	15,037	06/15/22	Goldman Sachs	10,324
SEK	12,912	USD	1,350	04/20/22	Bank of America	24
TRY	14,975	USD	1,000	04/20/22	Citibank	9
USD	4,908	GBP	3,686	04/04/22	Bank of America	66

USD	812	AUD	1,083	04/04/22	BNP Paribas	2
USD	349,425	EUR	310,719	04/04/22	BNP Paribas	5,692
USD	390,928	GBP	291,278	04/04/22	BNP Paribas	8,291
USD	128	JPY	14,700	04/04/22	Deutsche Bank	7
USD	3,257	BRL*	15,433	04/04/22	J.P. Morgan	16
USD	869	AUD	1,159	04/04/22	Morgan Stanley	2
USD	1,337	BRL*	6,333	04/04/22	Morgan Stanley	7
USD	1,000	JPY	117,845	04/20/22	J.P. Morgan	32
USD	5,966	AUD	7,969	05/03/22	Bank of America	1
USD	2,536	AUD	3,371	05/03/22	Deutsche Bank	12
USD	320,154	EUR	287,258	05/03/22	Morgan Stanley	2,104
USD	382,048	GBP	290,223	05/04/22	BNP Paribas	870
USD	519	JPY	61,131	06/15/22	Bank of America	16
USD	39	SEK	370	06/15/22	Bank of America(1)	0
USD	2,541	EUR	2,280	06/15/22	Morgan Stanley	11

					Total Unrealized Appreciation	46,424

AUD	7,969	USD	5,964	04/04/22	Bank of America	(1)
AUD	3,371	USD	2,535	04/04/22	Deutsche Bank	(12)
BRL*	21,766	USD	4,594	04/04/22	BNP Paribas	(22)
EUR	1,083	USD	1,212	04/04/22	BNP Paribas	(13)
EUR	287,258	USD	319,876	04/04/22	Morgan Stanley	(2,097)
EUR	1,957	USD	2,174	05/03/22	BNP Paribas	(7)
GBP	3,588	USD	4,781	04/04/22	Bank of America	(67)
GBP	3,994	USD	5,266	04/04/22	BNP Paribas	(19)
GBP	758	USD	1,009	04/04/22	Morgan Stanley	(14)
IDR*	75,199,934	USD	5,244	05/20/22	BNP Paribas	(9)
IDR*	79,365,552	USD	5,532	05/20/22	J.P. Morgan	(7)
IDR*	90,899,567	USD	6,338	05/24/22	BNP Paribas	(10)
IDR*	63,986,625	USD	4,461	05/24/22	J.P. Morgan	(7)
IDR*	204,635	USD	14	05/31/22	BNP Paribas(1)	0
IDR*	91,194,063	USD	6,374	05/31/22	Morgan Stanley	(27)
JPY	118,643	USD	1,000	04/20/22	Bank of America	(25)
RUB*	348,596	USD	4,499	04/21/22	Deutsche Bank	(10)
RUB*	899,278	USD	11,745	04/21/22	Goldman Sachs	(167)
SEK	312,913	USD	33,410	05/18/22	Bank of America	(97)
USD	2,926	AUD	4,021	04/04/22	Bank of America	(83)
USD	4,061	BRL*	22,900	04/04/22	BNP Paribas	(749)
USD	4,047	BRL*	22,867	04/04/22	J.P. Morgan	(756)
USD	6,015	AUD	8,311	04/04/22	Morgan Stanley	(203)
USD	9,702	GBP	7,407	04/04/22	Morgan Stanley	(28)
USD	76,415	BRL*	377,071	04/04/22	Morgan Stanley	(2,784)
USD	508	PEN*	1,919	04/11/22	Goldman Sachs	(13)
USD	4,312	IDR*	62,406,764	04/18/22	Bank of America	(38)
USD	2,663	EUR	2,420	04/20/22	Bank of America	(15)
USD	960	COP	3,652,320	04/20/22	Barclays Bank	(6)
USD	990	CLP	803,682	04/20/22	Citibank	(29)
USD	2,000	COP	7,632,900	04/20/22	Citibank	(19)
USD	1,010	CAD	1,289	04/20/22	Deutsche Bank	(21)
USD	1,000	TRY	15,571	04/20/22	Goldman Sachs	(49)
USD	1,320	BRL*	6,518	04/20/22	J.P. Morgan	(43)
USD	2,030	ZAR	30,635	04/20/22	UBS	(62)
USD	3,273	RUB*	327,713	04/21/22	Deutsche Bank	(947)
USD	302	RUB*	38,501	04/21/22	Goldman Sachs	(194)
USD	10,920	ZAR	178,289	05/16/22	Bank of America	(1,214)
USD	8,751	ZAR	138,351	05/16/22	BNP Paribas	(666)

USD	7,420	CAD	9,447	05/18/22	Bank of America	(135)
USD	15,839	TWD	455,067	05/20/22	Bank of America	(80)
USD	2,680	TWD	77,022	05/20/22	BNP Paribas	(14)
USD	27,609	INR*	2,115,264	05/20/22	Deutsche Bank	(61)
USD	6,003	TWD	173,006	05/20/22	Morgan Stanley	(49)
USD	1,815	RUB*	172,149	05/23/22	Deutsche Bank	(492)
USD	99	RUB*	9,017	05/23/22	Goldman Sachs	(22)
USD	7	RUB*	811	05/23/22	J.P. Morgan	(4)
USD	637	EUR	582	05/24/22	Bank of America	(8)
USD	2,941	RUB*	227,370	05/24/22	J.P. Morgan	(100)
USD	284	GBP	218	06/15/22	Bank of America	(2)
USD	13,015	ZAR	200,630	06/15/22	Bank of America	(587)
USD	8,688	CAD	11,105	06/15/22	BNP Paribas	(194)
USD	4	ILS	12	06/15/22	BNP Paribas(1)	0
USD	742	MXN	15,653	06/15/22	Goldman Sachs	(34)
USD	13,325	ZAR	204,185	06/15/22	Goldman Sachs	(518)
USD	4,079	BRL*	23,400	07/05/22	BNP Paribas	(706)
USD	4,367	BRL*	24,000	07/05/22	J.P. Morgan	(541)
USD	10,157	PEN*	40,911	07/25/22	Bank of America	(847)
USD	35,236	ZAR	562,601	08/16/22	BNP Paribas	(2,620)
USD	55,008	BRL*	314,800	10/04/22	Goldman Sachs	(7,709)
USD	20,970	BRL*	121,500	10/04/22	J.P. Morgan	(3,236)
USD	1,669	ILS	5,300	10/07/22	Bank of America	(5)
USD	20,030	ZAR	308,883	10/19/22	Deutsche Bank	(598)
USD	3,973	ZAR	63,088	11/08/22	Bank of America	(230)
USD	11,528	ZAR	185,594	11/08/22	BNP Paribas	(838)
USD	2,023	ZAR	32,472	11/08/22	Goldman Sachs	(141)
ZAR	2,809	USD	193	05/16/22	Morgan Stanley	(2)

					Total Unrealized Depreciation	(30,303)

					Net Unrealized Appreciation	$16,121

*	Non-deliverable forward
(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at March 31, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.EM.36	1.00%	12/20/2026	2.99%	$40,200	$(1,650)	$(1,652)	$(3,302)
iTraxx Asia ex-Japan IG Series 37	1.00	6/20/2027	1.00	10,100	(49)	51	2
AT&T, Inc.	1.00	12/20/2024	0.65	5,200	27	23	50
AT&T, Inc.	1.00	6/20/2026	0.74	6,900	121	(48)	73
Boeing Co.	1.00	6/20/2022	0.56	1,700	5	(3)	2
Boeing Co.	1.00	12/20/2026	1.43	1,200	(4)	(18)	(22)
CDX.EM.28	1.00	12/20/2022	6.68	9,588	(201)	(180)	(381)
CDX.EM.29	1.00	6/20/2023	5.13	1,880	(32)	(59)	(91)
CDX.EM.30	1.00	12/20/2023	4.31	6,768	(185)	(179)	(364)
CDX.EM.31	1.00	6/20/2024	3.37	8,178	(283)	(121)	(404)
CDX.EM.32	1.00	12/20/2024	3.12	12,090	(547)	(97)	(644)
CDX.EM.34	1.00	12/20/2025	3.62	3,100	(191)	(77)	(268)
CDX.NA.HY.35	5.00	12/20/2025	3.10	500	40	(7)	33
General Electric Co.	1.00	12/20/2023	0.36	700	(18)	26	8

					$(2,967)	$(2,341)	$(5,308)

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	6/20/2027	0.42%	$2,433	$(59)	$(11)	$(70)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.23	975	15	(9)	6
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.23	974	15	(9)	6
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.23	970	15	(9)	6
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.23	976	15	(9)	6
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.23	1,370	21	(13)	8
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.23	586	9	(5)	4
Barclays Bank	Brazilian Government International	1.00	Quarterly	6/20/2027	2.07	14,173	870	(157)	713
Goldman Sachs	Chile Government International	1.00	Quarterly	6/20/2027	0.70	1,662	(10)	(15)	(25)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	1.92	12,233	686	(155)	531
Goldman Sachs	Indonesia Government International	1.00	Quarterly	6/20/2027	0.84	7,699	95	(157)	(62)
Goldman Sachs(1)	Mexico Government International	1.00	Quarterly	6/20/2027	1.00	1,490	(2)	2	0
Goldman Sachs(1)	Mexico Government International	1.00	Quarterly	6/20/2027	1.00	1,860	(4)	4	0
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	1.00	17,211	110	(114)	(4)
Goldman Sachs	Philippine Government Internat	1.00	Quarterly	6/20/2027	0.79	5,765	31	(92)	(61)
Morgan Stanley	Republic Of South Africa Gover	1.00	Quarterly	6/20/2027	2.09	8,196	512	(92)	420

							$2,319	$(841)	$1,478

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.36%	$16,450	$(265)	$365	$100
Goldman Sachs	CMBX.NA.AAA.13	0.50	Monthly	12/16/2072	0.52	205,400	568	(791)	(223)
Morgan Stanley	CMBX.NA.AAA.13	0.50	Monthly	12/16/2072	0.52	157,900	642	(814)	(172)
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.23	3,200	(34)	15	(19)
BNP Paribas	Colombia Government International	1.00	Quarterly	6/20/2027	1.92	600	(29)	3	(26)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	1.77	2,300	(107)	31	(76)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	1.92	400	(15)	(2)	(17)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2026	1.77	300	(14)	4	(10)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	1.92	2,300	(107)	7	(100)
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	1.92	1,400	(79)	18	(61)
Goldman Sachs(1)	Federative Republic of Brazil	1.00	Quarterly	6/20/2024	1.04	300	(6)	6	0
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.78	100	(1)	2	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.49	300	(2)	6	4
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.90	500	1	2	3
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	1.00	2,300	(15)	15	—
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	1.05	4,700	(118)	115	(3)
J.P. Morgan	Republic of South Africa	1.00	Quarterly	6/20/2023	0.64	5,000	(49)	73	24
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	Quarterly	12/20/2022	85.32	1,300	(10)	(523)	(533)
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	Quarterly	6/20/2023	72.63	18,200	(246)	(8,671)	(8,917)
Goldman Sachs	Russian Foreign Bond—Eurobon	1.00	Quarterly	12/20/2024	49.78	16,400	66	(9,041)	(8,975)
Goldman Sachs(1)	Teva Pharmaceutical Finance Ne	1.00	Quarterly	6/20/2022	1.14	210	(7)	7	0
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2023	5.21	2,500	(183)	14	(169)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	5.33	1,300	(149)	12	(137)
Deutsche Bank	Turkey Government International	1.00	Quarterly	6/20/2022	4.32	600	(7)	5	(2)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.26	8,200	26	51	77
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.35	8,700	(107)	207	100
J.P. Morgan(1)	United Mexican States	1.00	Quarterly	12/20/2023	0.35	1,200	14	0	14
J.P. Morgan	United Mexican States	1.00	Quarterly	6/20/2024	0.40	100	(1)	2	1
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.19	3,800	2	22	24

							$(232)	$(18,860)	$(19,092)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
0.00%	10-Year USD Inflation Linked	Paid	2/28/2032		$16,105	$—	$(402)	$(402)
0.00	10-Year USD Inflation Linked(1)	Paid	3/31/2027		31,011	0	52	52
0.00	10-Year USD Inflation Linked(1)	Paid	3/31/2027		31,011	0	86	86
0.00	10-Year USD Inflation Linked(1)	Paid	4/4/2032		11,975	0	(15)	(15)
2.75	10-Year USD Inflation Linked	Paid	11/3/2031		98,292	2	(5,758)	(5,756)
2.76	10-Year USD Inflation Linked(1)	Paid	11/5/2031		15,235	0	(875)	(875)
2.77	10-Year USD Inflation Linked(1)	Paid	11/5/2031		15,235	0	(871)	(871)
2.80	10-Year USD Inflation Linked(1)	Paid	11/8/2031		6,365	0	(342)	(342)
2.82	10-Year USD Inflation Linked(1)	Paid	11/10/2031		8,870	0	(452)	(452)
2.89	10-Year USD Inflation Linked(1)	Paid	11/15/2031		7,618	0	(331)	(331)
2.93	10-Year USD Inflation Linked(1)	Paid	11/15/2031		7,618	0	(304)	(304)
4.00	10-Year GBP Inflation Linked	Received	9/15/2031	GBP	7,300	(6)	(1,035)	(1,041)
4.06	10-Year GBP Inflation Linked	Received	9/15/2031		6,800	28	(937)	(909)
4.07	10-Year GBP Inflation Linked	Received	9/15/2031		13,100	(162)	(1,566)	(1,728)

						$(138)	$(12,750)	$(12,888)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800	$—	$44	$44
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700	—	73	73
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	40	40
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	100	100
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	69	69
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	40	40
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	249	1,478	1,727
0.25	6 Month EURIBOR	Received	Semi-Annual	9/21/2032		116,600	10,962	1,767	12,729
0.50	Secured Overnight Financing Rate	Received	Annual	6/15/2024		$121,700	1,292	3,367	4,659
0.50	3 Month USD LIBOR	Paid	Quarterly	6/16/2028		73,854	(3,973)	(4,160)	(8,133)
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	(280)	1,573	1,293
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		$269,450	(22,794)	(13,106)	(35,900)
0.75	Sterling Overnight Index Average	Received	Annual	9/21/2032	GBP	17,300	1,678	238	1,916
0.75	Sterling Overnight Index Average	Received	Annual	9/21/2052		40,700	2,697	6,046	8,743
1.00	Secured Overnight Financing Rate	Received	Annual	6/15/2027		$73,520	1,482	2,884	4,366
1.00	Secured Overnight Financing Rate	Received	Annual	6/15/2029		24,820	1,459	434	1,893
1.00	Secured Overnight Financing Rate	Received	Annual	6/15/2029		58,610	2,328	2,143	4,471
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		224,440	—	(7,773)	(7,773)
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		166,015	—	(5,725)	(5,725)
1.07	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		112,220	—	(3,787)	(3,787)
1.25	3 Month USD LIBOR	Received	Quarterly	12/15/2026		1,300	(28)	95	67
1.25	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		49,170	(1,353)	(2,542)	(3,895)
1.25	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		11,630	(1,026)	105	(921)
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900	4,877	5,572	10,449
1.39	3 Month USD LIBOR	Paid	Quarterly	9/28/2025		273,250	—	(7,200)	(7,200)
1.50	3 Month USD LIBOR	Paid	Quarterly	12/15/2028		14,057	298	(1,036)	(738)
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200	(14,691)	27,556	12,865
1.69	3 Month USD LIBOR	Paid	Quarterly	12/7/2025		297,995	—	(5,717)	(5,717)
1.74	3 Month USD LIBOR	Received	Quarterly	12/7/2053		24,920	—	2,457	2,457
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		3,590	(153)	30	(123)
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		9,860	(446)	108	(338)
1.77	3 Month USD LIBOR	Received	Quarterly	7/24/2053		18,750	—	1,830	1,830
1.79	3 Month USD LIBOR	Received	Quarterly	7/24/2053		13,870	—	1,316	1,316
1.81	3 Month USD LIBOR	Received	Quarterly	7/24/2053		9,375	—	844	844
1.87	3 Month USD LIBOR	Received	Quarterly	9/28/2053		23,320	—	1,722	1,722
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200	(10)	19	9
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		65,000	964	(329)	635
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	559	(262)	297
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$47,200	3,063	(831)	2,232
4.47	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	65,200	—	(107)	(107)
4.50	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/3/2023		291,500	(23)	(486)	(509)
4.52	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		130,500	—	(212)	(212)
4.55	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		429,900	(69)	(624)	(693)
4.57	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		65,200	—	(105)	(105)
4.58	Mexico Interbank TIIE 28 Day	Received	Lunar	6/10/2022		4,000	—	1	1
4.65	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	5/10/2022		15,400	0	2	2
4.74	Mexico Interbank TIIE 28 Day	Received	Lunar	6/3/2022		3,900	—	1	1
4.83	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	5/27/2022		1,600	—	0	0
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/11/2026	ZAR	151,700	(42)	(559)	(601)
4.85	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/7/2026		41,600	0	(163)	(163)
4.92	3 Month ZAR SAJIBOR	Paid	Quarterly	2/1/2026		103,000	(23)	(383)	(406)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	—	(8)	(8)
5.54	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	5/4/2027		3,400	0	(20)	(20)
5.97	3 Month ZAR SAJIBOR(1)	Received	Quarterly	3/10/2026	ZAR	2,100	0	3	3
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800	(16)	(47)	(63)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900	3	1	4
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(2)	(78)	(80)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	4	1	5
7.53	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/23/2032		49,970	0	(103)	(103)
7.57	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/12/2032		84,134	0	(164)	(164)
7.60	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/1/2032		73,611	0	(133)	(133)
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400	93	(67)	26
7.75	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/5/2023		1,400	—	0	0
7.81	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	2/6/2023		2,800	—	0	0
7.82	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	2/6/2023		2,800	0	0	0
7.87	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	12/27/2022		3,400	—	0	0
7.88	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	12/16/2022		2,000	—	0	0
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000	7	(5)	2
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	—	1	1
7.98	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/10/2027		3,300	0	2	2
7.99	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/21/2027		100	—	0	0
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(8)	19	11
8.03	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		1,600	0	1	1
8.05	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		2,400	1	0	1
8.29	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	3/17/2032		45,215	0	25	25

							$(12,921)	$6,275	$(6,646)

Lunar - payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	0.00%	Colombia Overnight Interbank	Paid	1/2/2024	BRL 23,368	$—	$(44)	$(44)

						$—	$(44)	$(44)

Bridge Builder Municipal Bond Fund

Schedule of Investments

March 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 96.92%
Alabama – 2.13%
Alabama Community College System
3.00%, 11/01/2023	$630	$641
4.00%, 11/01/2024	190	199
Alabama Community College System ACCS Enhancements Fee Revenue
4.00%, 09/01/2035	430	473
4.00%, 09/01/2036	400	439
4.00%, 09/01/2037	750	823
4.00%, 09/01/2038	640	701
4.00%, 09/01/2039	625	684
4.00%, 09/01/2040	610	666
4.00%, 09/01/2041	525	572
4.00%, 09/01/2046	1,950	2,103
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	4,845	5,191
5.00%, 09/01/2036	10,000	11,195
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,515
5.00%, 06/01/2035	4,000	4,313
5.00%, 11/01/2037	47,500	56,486
Birmingham Airport Authority
5.00%, 07/01/2028	700	800
5.00%, 07/01/2030	1,000	1,168
5.00%, 07/01/2031	350	408
5.00%, 07/01/2032	300	348
5.00%, 07/01/2034	800	924
Black Belt Energy Gas District
0.86% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052(1)	24,660	24,042
4.00%, 10/01/2049(2)	2,000	2,099
4.00%, 10/01/2052(2)	3,000	3,126
4.00%, 12/01/2052(2)	5,550	5,924
City of Montgomery AL
4.00%, 12/01/2036	400	441
4.00%, 12/01/2037	500	549
County of Jefferson AL
5.00%, 04/01/2023	1,550	1,601
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500	1,598
5.25%, 10/01/2048	1,650	1,763
5.50%, 10/01/2053	715	766
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,656
5.00%, 06/01/2036	2,600	3,050
5.00%, 06/01/2037	3,300	3,862
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,463
5.00%, 12/01/2041	2,750	2,815
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(2)	3,870	3,693
2.90%, 07/15/2034(2)	200	203
Lower Alabama Gas District
4.00%, 12/01/2050(2)	12,610	13,033
5.00%, 09/01/2027	2,710	3,004
Mobile County Board of School Commissioners
4.00%, 03/01/2034	1,315	1,435
4.00%, 03/01/2035	1,360	1,479
4.00%, 03/01/2036	1,500	1,630
4.00%, 03/01/2037	1,500	1,628
4.00%, 03/01/2038	1,750	1,895
4.00%, 03/01/2039	1,700	1,838
4.00%, 03/01/2040	1,580	1,705
4.00%, 03/01/2041	2,765	2,977
4.00%, 03/01/2042	3,000	3,228
5.00%, 03/01/2028	1,030	1,138
Montgomery County Public Facilities Authority
4.00%, 03/01/2038	685	725
4.00%, 03/01/2039	415	438
4.00%, 03/01/2041	400	421
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000	1,079
Southeast Alabama Gas Supply District
1.00% (1 Month LIBOR USD + 0.85%), 06/01/2049(1)	5,365	5,363
4.00%, 06/01/2049(2)	11,010	11,351
Southeast Energy Authority A Cooperative District
4.00%, 11/01/2051(2)	15,000	15,798
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	2,787	2,729
5.25%, 05/01/2044(3)	7,400	7,589
University of Alabama
4.00%, 06/01/2033	1,070	1,165
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430	441

Total Alabama		235,389

Alaska – 0.12%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	1,325	1,331
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385	1,601
Northern Tobacco Securitization Corp.
0.50%, 06/01/2031	965	958
4.00%, 06/01/2034	1,000	1,060
4.00%, 06/01/2050	3,570	3,510
5.00%, 06/01/2030	500	568
5.00%, 06/01/2031	875	1,003
5.00%, 06/01/2032	875	1,000
5.00%, 06/01/2033	750	856
State of Alaska International Airports System
5.00%, 10/01/2029	1,600	1,836

Total Alaska		13,723

Arizona – 1.97%
Arizona Health Facilities Authority
0.76% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(1)	3,750	3,750
5.00%, 12/01/2039	1,150	1,228

Arizona Industrial Development Authority
2.65%, 07/01/2026	370	364
3.00%, 12/15/2031(3)	400	367
4.00%, 07/01/2031	275	289
4.00%, 07/01/2031	310	331
4.00%, 11/01/2039	1,140	1,200
4.00%, 07/15/2041(3)	265	256
4.00%, 12/15/2041(3)	600	581
4.00%, 07/15/2050(3)	1,500	1,455
4.00%, 07/01/2051	1,825	1,773
4.00%, 07/15/2051(3)	500	464
4.00%, 12/15/2051(3)	925	858
4.00%, 07/15/2056(3)	475	431
5.00%, 02/01/2034	2,585	3,074
5.00%, 07/15/2040(3)	835	892
5.00%, 07/01/2049(3)	650	679
5.00%, 07/15/2049(3)	500	535
5.00%, 07/15/2050(3)	2,365	2,499
5.50%, 07/01/2052(3)	655	691
Arizona State University
5.00%, 07/01/2023	735	742
Chandler Industrial Development Authority
5.00%, 06/01/2049(2)	18,960	20,053
City of Glendale AZ Excise Tax Revenue
5.00%, 07/01/2030	1,780	2,022
City of Mesa AZ
4.00%, 07/01/2028	1,265	1,382
City of Phoenix AZ
4.00%, 07/01/2022	900	907
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	5,000	5,238
5.00%, 07/01/2025	1,295	1,410
5.00%, 07/01/2026	1,675	1,839
5.00%, 07/01/2027	4,600	5,130
5.00%, 07/01/2028	1,070	1,217
5.00%, 07/01/2028	4,440	5,016
5.00%, 07/01/2029	725	829
5.00%, 07/01/2029	12,865	13,301
5.00%, 07/01/2030	1,000	1,153
5.00%, 07/01/2030	1,500	1,550
5.00%, 07/01/2031	725	834
5.00%, 07/01/2032	120	138
5.00%, 07/01/2032	800	892
5.00%, 07/01/2036	3,000	3,329
5.00%, 07/01/2042	540	601
5.00%, 07/01/2045	635	710
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000	10,097
Glendale Industrial Development Authority
4.00%, 07/01/2028	300	297
5.00%, 07/01/2025	790	858
5.00%, 07/01/2027	715	805
5.00%, 07/01/2033	435	443
5.00%, 07/01/2038	450	455
5.00%, 07/01/2048	915	914
5.00%, 05/15/2056	1,375	1,460
Industrial Development Authority of the City of Phoenix
5.00%, 07/01/2030	700	780
5.00%, 07/01/2033	415	461
5.00%, 07/01/2034	765	850
5.00%, 07/01/2037	4,750	5,219
5.00%, 07/01/2038	1,295	1,430
5.00%, 07/01/2049	525	571
Industrial Development Authority of the County of Pima
4.00%, 04/01/2035	415	439
4.00%, 04/01/2036	420	443
4.00%, 04/01/2037	450	474
4.00%, 04/01/2038	520	545
4.00%, 04/01/2039	700	732
4.00%, 04/01/2040	675	704
4.00%, 06/15/2041(3)	675	645
4.00%, 06/15/2051(3)	1,000	912
4.00%, 06/15/2057(3)	1,000	888
4.75%, 06/15/2037(3)	2,250	2,266
5.00%, 04/01/2032	500	595
5.00%, 04/01/2033	575	682
5.00%, 04/01/2034	795	940
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(2)	2,100	2,082
Maricopa County Industrial Development Authority
4.00%, 10/15/2047(3)	2,200	2,172
5.00%, 01/01/2046(2)	3,210	3,548
5.00%, 07/01/2047	1,000	1,130
5.00%, 01/01/2048(2)	1,300	1,326
5.75%, 01/01/2036(3)	1,500	1,289
6.00%, 01/01/2048(3)	1,155	945
Maricopa County School District No 83-Cartwright Elementary
4.00%, 07/01/2036	1,315	1,443
4.00%, 07/01/2037	860	939
4.00%, 07/01/2038	500	543
4.00%, 07/01/2039	1,035	1,122
4.00%, 07/01/2040	1,090	1,179
Maricopa County Special Health Care District
4.00%, 07/01/2038	19,340	20,794
5.00%, 07/01/2025	5,000	5,454
5.00%, 07/01/2026	7,000	7,812
5.00%, 07/01/2033	6,555	7,838
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2024	1,600	1,687
5.00%, 01/01/2033	1,000	1,145
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020	5,811
5.00%, 12/01/2037	3,500	4,146
State of Arizona
5.00%, 10/01/2024	1,075	1,154
Tempe Industrial Development Authority
4.00%, 12/01/2022	205	207
4.00%, 12/01/2024	115	119
4.00%, 12/01/2038	1,190	1,192
5.00%, 12/01/2050	500	526
5.00%, 12/01/2054	750	787
Tender Option Bond Trust Receipts/Certificates
0.63%, 03/01/2029(2)(3)	1,515	1,515
0.63%, 07/01/2049(2)(3)	2,950	2,950
0.76%, 01/01/2061(2)(3)	2,100	2,100

University of Arizona
5.00%, 06/01/2038	1,955	2,270
5.00%, 06/01/2039	860	997
Western Maricopa Education Center District No 402
5.00%, 07/01/2022	2,000	2,019
5.00%, 07/01/2024	320	342
5.00%, 07/01/2025	1,410	1,543
Yuma & La Paz Counties Community College District
4.00%, 07/01/2031	345	380
4.00%, 07/01/2032	355	386
4.00%, 07/01/2033	370	402
4.00%, 07/01/2034	375	407
4.00%, 07/01/2035	350	379
4.00%, 07/01/2036	315	340

Total Arizona		217,335

Arkansas – 0.11%
Arkansas Development Finance Authority
1.20%, 03/01/2024(2)	5,000	4,998
3.13%, 07/01/2036	180	162
4.00%, 07/01/2025	150	153
4.00%, 07/01/2027	220	226
4.50%, 09/01/2049(3)	2,900	2,951
4.75%, 09/01/2049(3)	2,500	2,593
Arkansas Development Finance Authority Public Safety Charges Revenue
4.00%, 06/01/2029	930	1,020

Total Arkansas		12,103

California – 6.89%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300	1,352
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,735
5.00%, 10/01/2037	2,000	2,186
Alisal Union School District
5.25%, 08/01/2042	740	848
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860	2,145
Apple Valley Public Financing Authority
4.00%, 06/01/2031	585	647
4.00%, 06/01/2036	1,350	1,474
Bay Area Toll Authority
0.92% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056(1)	15,000	14,839
0.96% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(1)	10,000	10,045
1.76% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(1)	1,000	1,033
2.85%, 04/01/2047(2)	1,000	1,016
2.95%, 04/01/2047(2)	1,170	1,195
Calexico Unified School District
4.00%, 08/01/2042	930	1,006
California Community Choice Financing Authority
4.00%, 02/01/2052(2)	7,500	8,114
California Community Housing Agency
3.00%, 08/01/2056(3)	3,000	2,290
4.00%, 02/01/2050(3)	2,735	2,193
4.00%, 02/01/2056(3)	8,400	7,365
5.00%, 02/01/2050(3)	4,215	4,196
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400	424
4.00%, 06/01/2036	275	290
4.00%, 06/01/2037	275	290
4.00%, 06/01/2038	275	289
5.00%, 06/01/2025	175	188
5.00%, 06/01/2026	215	235
5.00%, 06/01/2026	1,090	1,192
5.00%, 06/01/2027	325	361
California Health Facilities Financing Authority
4.00%, 04/01/2035	1,930	2,042
4.00%, 08/15/2040	4,000	4,346
4.00%, 04/01/2044	2,000	2,050
5.00%, 11/01/2032(2)	1,400	1,428
5.00%, 07/01/2034(2)	1,710	1,742
5.00%, 08/15/2034	125	139
California Housing Finance
3.50%, 11/20/2035	1,271	1,326
4.00%, 03/20/2033	3,377	3,577
4.25%, 01/15/2035	510	552
California Infrastructure & Economic Development Bank
0.85%, 01/01/2050(2)(3)	20,000	19,894
California Municipal Finance Authority
0.30%, 07/01/2041(2)	10,100	10,100
0.70%, 12/01/2044(2)	3,550	3,467
4.00%, 05/15/2032	750	790
4.00%, 05/15/2036	2,750	2,877
4.00%, 08/15/2037	1,560	1,603
4.00%, 08/15/2042	1,635	1,670
4.00%, 02/01/2051	975	1,007
5.00%, 08/15/2029	1,000	1,136
5.00%, 05/15/2031	200	230
5.00%, 08/15/2034	1,065	1,202
5.00%, 05/15/2036	2,500	2,760
5.00%, 12/31/2043	12,725	13,858
5.00%, 12/31/2047	555	600
5.00%, 05/15/2049	1,000	1,088
5.00%, 10/01/2049(3)	515	521
5.00%, 10/01/2057(3)	1,000	1,009
California Pollution Control Financing Authority
0.38%, 08/01/2024(2)(3)	20,655	20,642
5.00%, 07/01/2037(3)	5,000	5,087
California Public Finance Authority
2.13%, 11/15/2027(3)	1,875	1,819
2.38%, 11/15/2028(3)	500	485
4.00%, 07/15/2041	2,800	3,021
5.00%, 07/01/2027(3)	175	153
5.00%, 11/15/2036(3)	250	267
5.00%, 07/01/2047(3)	140	112
5.00%, 10/15/2047	1,775	1,942
California School Finance Authority
2.00%, 10/01/2024(3)	285	279
3.00%, 10/01/2031(3)	215	210
4.00%, 11/01/2031	500	506
4.00%, 11/01/2041	980	961
4.00%, 06/01/2061(3)	1,000	845
California State Public Works Board
4.00%, 05/01/2036	350	380
4.00%, 05/01/2037	500	542

4.00%,11/01/2038	4,000	4,343
4.00%,05/01/2041	525	564
5.00%,03/01/2024	2,500	2,645
5.00%,03/01/2025	3,340	3,612
5.00%,08/01/2030	970	1,122
5.00%,08/01/2033	1,800	2,095
5.00%,11/01/2037	235	240
5.00%,09/01/2039	10,705	11,324
California Statewide Communities Development Authority
4.00%,09/02/2022	500	504
4.00%,09/02/2025	375	385
4.00%,09/02/2029	200	207
4.00%,09/02/2029	300	308
4.00%,09/02/2031	300	305
4.00%,05/15/2035	2,210	2,370
4.00%,04/01/2036	675	735
4.00%,05/15/2036	3,250	3,481
4.00%,04/01/2037	700	761
4.00%,05/15/2037	3,595	3,844
4.00%,04/01/2038	2,400	2,535
4.00%,05/15/2038	2,795	2,982
4.00%,05/15/2039	2,030	2,162
4.00%,09/02/2051	1,000	978
4.00%,09/02/2051	1,175	1,173
4.00%,09/02/2051	1,250	1,208
5.00%,10/01/2028	1,100	1,120
5.00%,11/01/2032(3)	1,135	1,251
5.00%,04/01/2035	1,300	1,527
5.00%,01/01/2038	750	844
5.00%,09/02/2039	745	829
5.00%,05/15/2040	400	433
5.00%,11/01/2041(3)	875	950
5.00%,04/01/2042	2,000	2,000
5.00%,01/01/2043	1,000	1,119
5.00%,09/02/2044	500	544
5.00%,09/02/2044	700	770
5.00%,09/02/2044	1,350	1,479
5.00%,02/01/2045	1,175	1,185
5.00%,04/01/2046(2)	4,300	5,064
5.00%,01/01/2048	2,840	3,153
5.00%,09/02/2049	700	765
5.25%,12/01/2048(3)	800	898
5.25%,12/01/2056(3)	6,635	7,253
5.38%,11/01/2049(3)	100	101
5.50%,12/01/2054	2,270	2,436
5.50%,12/01/2058(3)	6,315	7,159
City of Los Angeles CA Wastewater System Revenue
5.00%,06/01/2031	8,000	9,772
City of Los Angeles Department of Airports
4.00%,05/15/2035	685	727
4.00%,05/15/2036	800	849
4.00%,05/15/2037	850	901
4.00%,05/15/2038	750	793
4.00%,05/15/2038	20,000	21,105
4.00%,05/15/2039	775	818
4.00%,05/15/2040	750	790
4.00%,05/15/2041	800	842
4.75%,05/15/2035	8,340	8,877
5.00%,05/15/2022	200	201
5.00%,05/15/2025	2,000	2,153
5.00%,05/15/2026	520	570
5.00%,05/15/2026	1,455	1,601
5.00%,05/15/2027	1,325	1,475
5.00%,05/15/2028	1,150	1,299
5.00%,05/15/2033	1,325	1,478
5.00%,05/15/2038	2,000	2,302
5.00%,05/15/2039	2,150	2,467
5.00%,05/15/2040	1,095	1,174
5.00%,05/15/2040	10,000	11,410
5.25%,05/15/2031	4,805	5,461
5.25%,05/15/2032	3,210	3,644
City of Vernon CA Electric System Revenue
5.00%,10/01/2024	475	504
CMFA Special Finance Agency
4.00%,08/01/2045(3)	3,300	2,782
CMFA Special Finance Agency VII
3.00%,08/01/2056(3)	2,000	1,527
4.00%,08/01/2047(3)	1,180	971
CMFA Special Finance Agency VIII
3.00%,08/01/2056(3)	675	518
CMFA Special Finance Agency XII
4.38%,08/01/2049(3)	800	668
Coachella Water Authority
4.00%,08/01/2042	1,205	1,283
County of Sacramento CA Airport System Revenue
5.00%,07/01/2034	3,000	3,335
CSCDA Community Improvement Authority
3.00%,03/01/2057(3)	2,000	1,516
3.13%,08/01/2056(3)	6,565	4,938
3.13%,06/01/2057(3)	5,930	4,540
3.25%,04/01/2057(3)	1,230	977
3.25%,05/01/2057(3)	2,400	1,866
4.00%,07/01/2056(3)	1,000	916
4.00%,08/01/2056(3)	1,240	1,107
4.00%,09/01/2056(3)	825	778
4.00%,10/01/2056(3)	5,125	4,515
4.00%,12/01/2056(3)	3,750	2,965
4.00%,06/01/2058(3)	1,825	1,610
4.00%,12/01/2058(3)	3,595	3,134
Deutsche Bank Spears/Lifers Trust
0.91%,12/01/2052(2)(3)	10,000	10,000
Foothill-de Anza Community College District
5.00%,04/01/2035	250	269
5.00%,04/01/2036	200	215
Foothill-Eastern Transportation Corridor Agency
4.00%,01/15/2046	9,975	10,408
Golden State Tobacco Securitization Corp.
0.00%,06/01/2024	1,000	958
0.00%,06/01/2066	4,225	513
5.00%,06/01/2022	400	403
5.00%,06/01/2024	255	272
5.00%,06/01/2047	210	211
5.25%,06/01/2047	720	725
5.30%, 06/01/2037	4,275	4,305
Huntington Beach Union High School District
5.00%, 08/01/2022	200	203
Irvine Unified School District
5.00%, 03/01/2057	800	869
La Mesa-Spring Valley School District
4.00%, 08/01/2036	250	269
4.00%, 08/01/2038	425	456
4.00%, 08/01/2040	530	570
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,324
5.00%, 12/01/2030	2,520	2,778
5.00%, 12/01/2032	3,250	3,882
5.00%, 12/01/2034	5,375	6,396
Los Angeles Department of Water & Power
5.00%, 07/01/2046	3,880	4,580
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2034	4,505	4,963
Los Angeles Unified School District
4.00%, 07/01/2033	5,000	5,461
4.00%, 07/01/2036	1,190	1,285
4.00%, 07/01/2037	3,000	3,228
5.00%, 07/01/2027	2,385	2,724
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700	1,858
5.00%, 08/01/2028	1,000	1,095
5.00%, 08/01/2029	775	849
5.00%, 08/01/2030	2,530	2,770
Merced City School District
4.00%, 08/01/2046	1,250	1,318
Metropolitan Water District of Southern California
0.65% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(1)	2,530	2,523
0.65% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(1)	6,650	6,631
Mizuho Floater/Residual Trust
0.76%, 12/01/2039(2)(3)(6)	8,800	8,800
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,317
4.00%, 08/01/2030	1,445	1,615
4.00%, 08/01/2032	2,030	2,265
Natomas Unified School District
4.00%, 08/01/2045	4,000	4,243
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000	4,241
5.00%, 03/01/2028	1,340	1,476
5.00%, 03/01/2030	1,700	1,866
5.00%, 03/01/2042	1,390	1,528
North Coast County Water District
4.00%, 10/01/2029	145	162
4.00%, 10/01/2033	250	278
4.00%, 10/01/2036	125	137
4.00%, 10/01/2041	420	453
Ontario International Airport Authority
4.00%, 05/15/2039	850	879
4.00%, 05/15/2040	635	656
4.00%, 05/15/2041	400	412
Orange County Community Facilities District
5.25%, 08/15/2045	975	1,042
Orange County Transportation Authority
5.00%, 10/15/2024	6,385	6,874
Orchard School District
0.00%, 08/01/2022	2,940	2,928
Pittsburg Unified School District
4.00%, 08/01/2032	280	309
4.00%, 08/01/2033	100	110
4.00%, 08/01/2035	280	305
4.00%, 08/01/2036	285	310
4.00%, 08/01/2039	400	431
4.00%, 08/01/2046	875	930
Port of Los Angeles
5.00%, 08/01/2027	1,810	1,923
Port of Oakland
5.00%, 05/01/2022	175	176
5.00%, 05/01/2023	175	181
5.00%, 05/01/2024	150	159
5.00%, 05/01/2024	1,920	2,028
5.00%, 05/01/2025	9,600	10,371
5.00%, 05/01/2026	1,170	1,287
5.00%, 05/01/2026	4,450	4,464
5.00%, 05/01/2027	3,970	4,430
5.00%, 05/01/2028	1,875	2,115
5.00%, 05/01/2029	1,875	2,144
5.00%, 11/01/2029	1,875	2,158
Riverside County Community Facilities Districts
4.00%, 09/01/2040	1,500	1,587
Riverside County Transportation Commission
4.00%, 06/01/2046	3,575	3,713
Sacramento City Financing Authority
5.00%, 12/01/2033	875	963
Sacramento County Water Financing Authority
4.00%, 11/01/2025	5,000	5,317
San Diego County Regional Airport Authority
4.00%, 07/01/2035	4,815	5,067
4.00%, 07/01/2036	5,625	5,913
5.00%, 07/01/2030	205	235
5.00%, 07/01/2037	6,000	6,888
5.00%, 07/01/2038	6,100	6,981
San Francisco City & County Airport Comm-San Francisco International Airport
4.00%, 05/01/2039	1,875	1,957
5.00%, 05/01/2027	3,000	3,009
5.00%, 05/01/2029	6,435	6,455
5.00%, 05/01/2037	945	1,058
Santa Ana Unified School District
5.50%, 08/01/2022	200	203
State of California
4.00%, 12/01/2022	2,485	2,529
4.00%, 10/01/2024	4,475	4,702
4.00%, 03/01/2025	3,500	3,704
4.00%, 10/01/2025	2,240	2,394
4.00%, 03/01/2026	375	403
4.00%, 10/01/2026	2,740	2,975
4.00%, 11/01/2035	1,750	1,916
4.00%, 03/01/2036	3,385	3,683
4.00%, 11/01/2036	2,735	2,991

4.00%, 10/01/2037	5,000	5,482
4.00%, 11/01/2037	1,625	1,776
4.00%, 10/01/2041	2,235	2,436
4.00%, 11/01/2041	2,000	2,109
5.00%, 08/01/2022	1,535	1,555
5.00%, 12/01/2022	1,115	1,142
5.00%, 08/01/2023	3,000	3,132
5.00%, 12/01/2023	2,980	3,139
5.00%, 05/01/2024	1,945	2,068
5.00%, 10/01/2024	1,790	1,924
5.00%, 12/01/2024	1,255	1,355
5.00%, 10/01/2025	1,280	1,411
5.00%, 09/01/2026	2,000	2,253
5.00%, 08/01/2027	620	680
5.00%, 11/01/2028	8,000	9,405
5.00%, 08/01/2029	935	1,048
5.00%, 09/01/2029	370	415
5.00%, 11/01/2029	3,170	3,642
5.00%, 04/01/2030	5,130	6,159
5.00%, 08/01/2030	3,500	3,916
5.00%, 08/01/2030	3,910	4,464
5.00%, 11/01/2032	11,555	13,843
5.00%, 04/01/2035	2,585	3,150
5.00%, 04/01/2035	4,980	5,747
5.00%, 11/01/2036	25,000	29,764
5.00%, 04/01/2042	1,700	1,912
5.00%, 04/01/2042	1,750	2,105
State of California Department of Water Resources Power Supply Revenue
5.00%, 05/01/2022	215	216
Tender Option Bond Trust Receipts/Certificates
0.56%, 10/01/2049(2)(3)	1,060	1,060
0.57%, 08/01/2055(2)(3)	1,000	1,000
Tobacco Securitization Authority of Southern California
5.00%, 06/01/2023	1,000	1,032
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	291
5.00%, 10/01/2034	250	291
5.00%, 10/01/2035	240	279
5.00%, 10/01/2038	600	695
Tustin Unified School District
4.00%, 09/01/2034	125	130
4.00%, 09/01/2035	255	265
West Contra Costa Healthcare District
4.00%, 07/01/2034	1,125	1,229
4.00%, 07/01/2036	1,220	1,325
4.00%, 07/01/2038	1,320	1,430
4.00%, 07/01/2040	2,850	3,074

Total California		760,441

Colorado – 2.06%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,316
5.00%, 12/15/2030	4,000	4,507
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	2,000	1,740
Amber Creek Metropolitan District
5.00%, 12/01/2037	747	760
5.13%, 12/01/2047	1,050	1,061
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150	1,383
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500	514
5.00%, 12/01/2050	1,000	1,007
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400	1,451
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525	540
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	532
5.00%, 12/01/2050	1,340	1,347
Broadway Station Metropolitan District No 2
5.00%, 12/01/2035	730	760
5.13%, 12/01/2048	1,450	1,492
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500	508
City & County of Denver CO
5.00%, 10/01/2032	9,405	9,682
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465	4,601
5.00%, 11/15/2025	4,390	4,773
5.00%, 11/15/2029	3,105	3,473
5.00%, 12/01/2029	1,130	1,276
5.00%, 11/15/2031(2)	1,000	1,087
5.00%, 12/01/2031	7,045	7,905
5.00%, 11/15/2032	2,175	2,532
5.00%, 12/01/2032	385	431
5.00%, 12/01/2035	5,520	6,156
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500	1,803
Colorado Educational & Cultural Facilities Authority
4.00%, 08/01/2023	135	139
4.00%, 08/01/2024	165	172
4.00%, 05/01/2026	80	83
4.00%, 06/01/2026	535	565
4.00%, 06/01/2028	580	620
4.00%, 05/01/2029	70	72
4.00%, 05/01/2030	65	67
4.00%, 06/01/2030	325	349
4.00%, 06/01/2032	340	365
4.00%, 05/01/2036	75	77
4.00%, 07/01/2036	1,295	1,383
4.00%, 12/15/2036	750	798
4.00%, 12/15/2041	1,000	1,054
Colorado Health Facilities Authority
0.00%, 07/15/2022	980	977
2.13%, 05/15/2028	750	717
2.80%, 05/15/2042(2)	3,695	3,723
4.00%, 11/01/2039	3,775	4,028
4.00%, 08/01/2044	1,520	1,586
5.00%, 12/01/2022	1,855	1,900
5.00%, 11/01/2023	1,350	1,416
5.00%, 11/01/2024	1,125	1,206
5.00%, 11/01/2025	1,715	1,882
5.00%, 11/01/2026	1,330	1,492

5.00%, 01/01/2031	100	104
5.00%, 11/15/2036(2)	6,770	7,089
5.00%, 01/01/2037	250	260
5.00%, 08/01/2044	6,110	6,845
5.00%, 09/01/2046	1,000	1,090
5.00%, 08/01/2049(2)	1,330	1,450
5.00%, 11/15/2049(2)	2,585	2,884
5.25%, 01/01/2040	540	554
6.13%, 12/01/2045(3)	675	590
6.25%, 12/01/2050(3)	205	179
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645	696
5.00%, 12/31/2051	2,150	2,316
5.00%, 12/31/2056	4,790	5,152
Colorado Housing & Finance Authority
4.25%, 11/01/2049	460	479
4.25%, 11/01/2049	860	895
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635	664
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775	799
5.00%, 12/01/2049	1,500	1,528
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	511
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900	915
County of El Paso CO
4.00%, 12/01/2033	800	871
4.00%, 12/01/2035	910	985
5.00%, 12/01/2031	600	709
Denver City & County School District No 1
5.00%, 12/01/2039	10,000	12,185
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950	5,050
5.00%, 12/01/2030	2,000	2,182
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,359	1,414
5.63%, 12/01/2048	2,130	2,207
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,993
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500	519
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000	1,053
E-470 Public Highway Authority
0.53% (SOFR + 0.35%), 09/01/2039(1)	2,195	2,183
5.00%, 09/01/2040	5,165	5,499
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000	2,194
Eagle County School District No Re50J
4.00%, 12/01/2036	980	1,061
Hogback Metropolitan District
5.00%, 12/01/2041	725	715
5.00%, 12/01/2051	1,050	974
Lewis Pointe Metropolitan District
4.00%, 12/01/2029	270	296
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,322
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700	712
5.00%, 12/01/2049	1,000	1,004
Mizuho Floater/Residual Trust
0.76%, 07/01/2034(2)(3)	300	300
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	443
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500	510
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775	1,894
Peak Metropolitan District No 1
5.00%, 12/01/2041(3)	1,000	1,023
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	453
4.00%, 12/01/2051	650	564
Pueblo City Schools
5.00%, 12/15/2034	1,750	2,078
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(3)	250	211
4.75%, 12/01/2045(3)	1,900	1,919
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	726
Rampart Range Metropolitan District No 5
4.00%, 12/01/2051	2,125	1,807
Regional Transportation District
4.00%, 01/15/2033	850	891
4.00%, 07/15/2033	270	285
4.00%, 07/15/2034	750	785
5.00%, 06/01/2031	1,315	1,538
5.00%, 07/15/2032	600	682
Reunion Metropolitan District
3.63%, 12/01/2044	1,205	984
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,500	1,434
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290	1,395
Sierra Ridge Metropolitan District No 2
4.00%, 12/01/2022	575	584
4.00%, 12/01/2025	270	286
4.00%, 12/01/2026	300	321
4.00%, 12/01/2042	1,035	1,106
4.00%, 12/01/2046	750	794
Southglenn Metropolitan District
5.00%, 12/01/2046	500	505
Southlands Metropolitan District No 1
3.00%, 12/01/2022	100	100
3.50%, 12/01/2027	500	501
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500	518
State of Colorado
4.00%, 12/15/2035	7,400	8,089
STC Metropolitan District No 2
3.00%, 12/01/2025	555	548
5.00%, 12/01/2038	500	516

University of Colorado
2.00%, 06/01/2051(2)	1,310	1,288
2.00%, 06/01/2051(2)	1,545	1,530
2.00%, 06/01/2054(2)	5,955	5,923
5.00%, 06/01/2047	500	560
University of Colorado Hospital Authority
5.00%, 11/15/2047(2)	9,530	10,114
Vauxmont Metropolitan District
5.00%, 12/01/2024	200	214
5.00%, 12/15/2024	135	145
5.00%, 12/01/2025	180	197
5.00%, 12/15/2025	85	93
5.00%, 12/01/2026	195	218
5.00%, 12/01/2027	205	233
5.00%, 12/01/2028	210	243
5.00%, 12/15/2028	130	143
5.00%, 12/01/2029	210	247
5.00%, 12/15/2029	5	6
5.00%, 12/15/2030	500	551
5.00%, 12/01/2031	230	270
5.00%, 12/01/2032	250	293
5.00%, 12/01/2035	100	117
Willow Bend Metropolitan District
5.00%, 12/01/2039	600	614
5.00%, 12/01/2049	1,000	1,016

Total Colorado		227,241

Connecticut – 2.53%
City of Bridgeport CT
4.00%, 08/01/2036	225	244
4.00%, 06/01/2037	2,460	2,651
5.00%, 09/15/2029	2,600	3,056
5.00%, 09/15/2030	2,250	2,636
5.00%, 06/01/2033	1,985	2,317
5.00%, 08/01/2034	250	295
City of Hartford CT
5.00%, 07/15/2022	2,250	2,275
5.00%, 07/15/2023	2,000	2,085
5.00%, 07/15/2026	2,430	2,643
City of New Britain CT
5.00%, 03/01/2027	1,260	1,420
5.00%, 03/01/2028	1,490	1,671
5.00%, 03/01/2033	1,900	2,115
City of New Haven CT
4.00%, 08/01/2037	1,000	1,057
5.00%, 08/15/2023	900	940
5.00%, 08/15/2029	2,000	2,216
5.00%, 08/15/2031	1,000	1,104
5.25%, 08/01/2023	1,115	1,165
City of West Haven CT
4.00%, 09/15/2030	300	327
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250	1,248
3.00%, 11/15/2050	6,450	6,483
3.00%, 05/15/2051	9,320	9,367
5.00%, 05/15/2025	1,995	2,170
5.00%, 11/15/2025	1,270	1,398
5.00%, 05/15/2026	1,290	1,433
5.00%, 11/15/2026	600	673
5.00%, 05/15/2027	675	763
5.00%, 11/15/2027	550	626
5.00%, 05/15/2028	700	801
5.00%, 11/15/2028	750	862
5.00%, 05/15/2029	720	831
5.00%, 11/15/2029	1,000	1,162
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035(2)	5,885	5,637
0.55%, 07/01/2037(2)	4,500	4,423
1.10%, 07/01/2033(2)	22,000	20,874
1.10%, 07/01/2048(2)	9,000	8,958
1.80%, 07/01/2049(2)	2,005	1,998
2.00%, 07/01/2042(2)	6,470	6,385
4.00%, 07/01/2022(3)	1,010	1,011
4.00%, 07/01/2032	250	274
4.00%, 07/01/2033	265	290
4.00%, 07/01/2034	275	300
4.00%, 07/01/2035	250	273
4.00%, 07/01/2036	200	218
4.00%, 07/01/2044	865	878
4.00%, 07/01/2046	880	905
4.00%, 07/01/2049	3,370	3,407
5.00%, 07/01/2022	150	151
5.00%, 07/01/2023	325	338
5.00%, 11/01/2023	695	729
5.00%, 07/01/2024	365	389
5.00%, 11/01/2024	475	511
5.00%, 07/01/2025	150	164
5.00%, 07/01/2025(3)	435	440
5.00%, 06/01/2027	200	225
5.00%, 06/01/2028	400	457
5.00%, 11/01/2028	1,245	1,453
5.00%, 06/01/2029	250	290
5.00%, 07/01/2029	150	173
5.00%, 07/01/2029(3)	440	443
5.00%, 07/01/2029	1,000	1,138
5.00%, 07/01/2030	175	205
5.00%, 06/01/2031	600	702
5.00%, 07/01/2031	250	296
5.00%, 07/01/2032	700	814
5.00%, 07/01/2032	2,000	2,313
5.00%, 07/01/2033	600	697
5.00%, 07/01/2033	2,730	3,213
5.00%, 07/01/2034	700	812
5.00%, 07/01/2035	525	608
5.00%, 07/01/2036	1,000	1,158
5.00%, 07/01/2042(2)	4,000	4,038
5.00%, 07/01/2043	1,750	1,852
5.00%, 07/01/2049(3)	1,550	1,476
5.00%, 07/01/2053(2)	2,625	2,939
5.00%, 07/01/2053(2)	3,445	3,702
Mattabassett District
5.00%, 08/01/2022	195	197
Metropolitan District
4.00%, 09/01/2037	3,980	4,386

4.00%, 09/01/2038	3,000	3,300
State of Connecticut
3.00%, 01/15/2023	525	532
3.00%, 01/15/2024	450	459
4.00%, 01/15/2024	290	301
4.00%, 01/15/2039	8,835	9,458
5.00%, 07/15/2022	1,455	1,471
5.00%, 09/01/2022	5,725	5,817
5.00%, 04/15/2023	3,200	3,313
5.00%, 07/15/2023	1,160	1,208
5.00%, 01/15/2026	850	938
5.00%, 04/15/2026	1,500	1,664
5.00%, 06/15/2027	1,680	1,824
5.00%, 09/15/2027	1,000	1,141
5.00%, 03/01/2029	1,500	1,581
5.00%, 04/15/2030	565	658
5.00%, 06/15/2032	710	765
5.00%, 11/15/2032	200	217
5.00%, 04/15/2034	645	743
5.00%, 04/15/2035	3,250	3,736
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260	3,493
4.00%, 05/01/2038	1,025	1,116
4.00%, 05/01/2039	4,600	4,904
4.00%, 05/01/2040	1,045	1,112
4.00%, 11/01/2040	1,040	1,110
5.00%, 09/01/2023	900	940
5.00%, 05/01/2030	2,000	2,380
5.00%, 10/01/2031	26,000	27,144
5.00%, 05/01/2033	3,000	3,521
5.00%, 05/01/2034	3,400	3,978
5.00%, 05/01/2035	11,515	13,508
5.00%, 01/01/2036	1,500	1,687
5.00%, 05/01/2037	5,000	5,801
5.00%, 01/01/2038	4,400	4,939
Town of Hamden CT
4.00%, 08/15/2024	275	288
5.00%, 08/15/2026	500	532
5.00%, 08/15/2026	1,335	1,493
5.00%, 08/01/2028	500	575
5.00%, 08/01/2030	500	589
5.00%, 08/01/2032	500	584
5.00%, 01/01/2040	1,875	1,898
University of Connecticut
5.00%, 11/01/2028	1,290	1,490
5.00%, 02/15/2036	1,000	1,153
5.00%, 02/15/2037	1,500	1,728
5.25%, 11/15/2034	3,705	4,313

Total Connecticut		279,576

Delaware – 0.45%
County of Kent DE
5.00%, 07/01/2040	1,020	1,074
5.00%, 07/01/2048	2,305	2,403
County of Sussex DE
5.00%, 01/01/2036	2,230	2,347
Delaware Municipal Electric Corp.
4.00%, 07/01/2036	365	399
5.00%, 07/01/2032	235	281
Delaware River & Bay Authority
4.00%, 01/01/2042	185	203
4.00%, 01/01/2046	1,100	1,198
5.00%, 01/01/2029	350	410
5.00%, 01/01/2032	500	611
5.00%, 01/01/2035	350	424
Delaware State Economic Development Authority
1.05%, 01/01/2031(2)	4,630	4,423
4.00%, 09/01/2030	180	189
4.00%, 09/01/2041	550	572
4.00%, 06/01/2042	1,000	980
5.00%, 09/01/2036	1,225	1,329
5.00%, 08/01/2039	715	752
5.00%, 09/01/2040	250	281
5.00%, 09/01/2046	700	751
5.00%, 11/15/2048	2,000	2,173
5.00%, 08/01/2049	900	935
5.00%, 09/01/2050	250	277
5.00%, 08/01/2054	835	865
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385	1,564
5.00%, 06/01/2043	1,000	1,118
5.00%, 06/01/2048	500	554
5.00%, 06/01/2050	2,000	2,209
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	3,866
5.00%, 09/01/2032	3,245	3,821
5.00%, 09/01/2033	2,750	3,228
5.00%, 09/01/2034	6,750	7,903
5.00%, 09/01/2035	2,200	2,570

Total Delaware		49,710

District of Columbia – 1.92%
District of Columbia
0.00%, 06/01/2046(3)	1,200	833
4.00%, 02/01/2037	2,860	3,140
5.00%, 10/01/2022	3,730	3,800
5.00%, 03/01/2024	455	482
5.00%, 10/01/2029	5,000	5,953
5.00%, 06/01/2030	1,085	1,153
5.00%, 12/01/2033	5,000	5,889
5.00%, 06/01/2034	1,000	1,086
5.00%, 06/01/2034	2,100	2,379
5.00%, 06/01/2035	3,000	3,182
5.00%, 07/01/2042	780	795
5.00%, 06/01/2046	3,370	3,570
5.00%, 07/01/2052	1,230	1,244
District of Columbia Housing Finance Agency
0.70%, 06/01/2024(2)	10,000	9,847
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000	311
0.00%, 06/15/2046	10,000	2,224
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(2)	9,340	9,276
3.00%, 10/01/2057(2)	8,715	8,968
Metropolitan Washington Airports Authority
5.00%, 10/01/2022	1,000	1,019
5.00%, 10/01/2023	850	889
5.00%, 10/01/2024	1,325	1,413
5.00%, 10/01/2024	1,500	1,605
5.00%, 10/01/2025	1,185	1,298
5.00%, 10/01/2027	500	560
5.00%, 10/01/2030	1,735	1,762
5.00%, 10/01/2030	5,280	5,923
5.00%, 10/01/2031	5,335	6,024
5.00%, 10/01/2032	5,000	5,511
5.00%, 10/01/2037	1,000	1,119
5.00%, 10/01/2043	8,000	8,836
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	602
4.00%, 10/01/2038	635	670
5.00%, 10/01/2027	37,565	42,064
5.00%, 10/01/2030	2,530	2,934
5.00%, 10/01/2031	4,305	5,050
5.00%, 10/01/2032	6,330	7,406
5.00%, 10/01/2033	6,230	7,265
5.00%, 10/01/2034	1,520	1,770
5.00%, 10/01/2035	1,350	1,568
5.00%, 10/01/2036	1,075	1,249
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	3,818
0.00%, 10/01/2037	1,000	584
4.00%, 10/01/2038	415	437
5.00%, 10/01/2033	1,250	1,425
5.00%, 10/01/2034	1,500	1,708
5.00%, 10/01/2053	4,890	4,890
6.50%, 10/01/2041	2,000	2,386
Tender Option Bond Trust Receipts/Certificates
0.57%, 07/01/2042(2)(3)	1,765	1,765
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330	1,391
5.00%, 10/01/2024	1,030	1,104
Washington Metropolitan Area Transit Authority
4.00%, 07/15/2034	2,935	3,254
4.00%, 07/15/2035	2,190	2,419
5.00%, 07/15/2023	1,665	1,736
5.00%, 07/01/2024	2,115	2,257
5.00%, 07/15/2024	1,100	1,175
5.00%, 07/01/2032	3,250	3,670
5.00%, 07/15/2035	3,675	4,350
5.00%, 07/15/2037	2,300	2,756

Total District of Columbia		211,794

Florida – 5.44%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	5,261
5.00%, 12/01/2036	1,000	1,065
5.00%, 12/01/2044	3,350	3,563
6.00%, 11/15/2034	35	30
6.25%, 11/15/2044	400	338
6.38%, 11/15/2049	300	251
Alachua County School Board
5.00%, 07/01/2027	1,155	1,314
5.00%, 07/01/2030	2,140	2,564
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	232
2.75%, 05/01/2031(3)	270	244
Astonia Community Development District
2.50%, 05/01/2026(3)	250	241
3.00%, 05/01/2031(3)	205	191
Ave Maria Stewardship Community District
2.88%, 05/01/2027	1,225	1,167
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	125	121
2.88%, 05/01/2031	250	235
Berry Bay Community Development District
2.63%, 05/01/2026	250	243
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,510
5.00%, 04/01/2039	1,335	1,406
5.00%, 04/01/2040	5,000	5,718
Capital Projects Finance Authority
5.00%, 10/01/2024	550	583
5.00%, 10/01/2025	2,630	2,834
5.00%, 10/01/2026	1,275	1,392
5.00%, 10/01/2027	1,750	1,934
5.00%, 10/01/2034	500	558
5.00%, 10/01/2035	500	557
Capital Trust Agency, Inc.
3.38%, 07/01/2031(3)	1,440	1,385
4.00%, 06/15/2022(3)	570	571
4.00%, 06/15/2023(3)	550	552
4.00%, 06/15/2025(3)	250	250
4.00%, 06/15/2031(3)	700	670
5.25%, 12/01/2058(3)	2,650	2,816
Celebration Community Development District
2.25%, 05/01/2026	105	99
2.75%, 05/01/2031	120	108
Celebration Pointe Community Development District
4.00%, 05/01/2022(3)	90	90
Central Florida Expressway Authority
4.00%, 07/01/2038	2,000	2,170
5.00%, 07/01/2026	1,375	1,540
5.00%, 07/01/2035	5,000	5,774
CFM Community Development District
2.88%, 05/01/2031	420	390
Charles Cove Community Development District
3.00%, 05/01/2031	280	255
Citizens Property Insurance, Inc.
5.00%, 06/01/2022	2,150	2,164
City of Jacksonville FL
5.00%, 10/01/2026	475	521
5.00%, 10/01/2027	380	424
5.00%, 08/15/2028	3,045	3,527
5.00%, 10/01/2028	755	854
5.00%, 08/15/2029	2,500	2,942
5.00%, 10/01/2029	655	751
5.00%, 08/15/2030	1,700	1,993
5.00%, 10/01/2030	615	714
5.00%, 08/15/2031	2,250	2,631

5.00%, 08/15/2032	1,200	1,401
5.00%, 10/01/2032	565	671
5.00%, 08/15/2033	1,200	1,396
5.00%, 06/01/2053(3)	1,485	1,522
City of Miami Gardens FL
5.00%, 07/01/2034	1,725	1,841
City of Orlando FL
5.00%, 10/01/2031	1,120	1,315
5.00%, 10/01/2032	1,300	1,459
5.00%, 10/01/2032	1,680	1,970
5.00%, 10/01/2035	1,200	1,398
5.00%, 10/01/2036	1,000	1,162
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000	2,289
City of Pompano Beach FL
1.45%, 01/01/2027	600	553
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250	261
5.00%, 08/15/2024	400	426
5.00%, 08/15/2025	700	762
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,519
City of Tampa FL
0.00%, 09/01/2036	800	478
0.00%, 09/01/2037	800	457
5.00%, 04/01/2040	1,115	1,201
Cobblestone Community Development District
3.40%, 05/01/2027	190	188
Cordova Palms Community Development District
2.40%, 05/01/2026(3)	175	168
2.80%, 05/01/2031(3)	245	225
County of Broward FL
5.00%, 04/01/2028	560	578
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185	1,203
5.00%, 10/01/2022	1,500	1,527
5.00%, 10/01/2025	2,125	2,306
5.00%, 10/01/2026	1,000	1,103
5.00%, 10/01/2026	3,665	4,041
5.00%, 10/01/2027	1,650	1,847
5.00%, 10/01/2027	3,500	3,917
5.00%, 10/01/2028	1,500	1,700
5.00%, 10/01/2029	500	540
5.00%, 10/01/2029	1,150	1,319
5.00%, 10/01/2030	405	452
5.00%, 10/01/2031	1,525	1,735
5.00%, 10/01/2036	1,350	1,513
5.00%, 10/01/2036	1,500	1,663
5.00%, 10/01/2040	10,000	10,694
5.00%, 10/01/2042	110	112
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2036	1,000	1,045
5.00%, 09/01/2030	310	363
5.00%, 09/01/2030	1,780	2,031
5.00%, 09/01/2032	265	310
5.00%, 09/01/2034	1,925	2,183
5.00%, 09/01/2035	2,000	2,266
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,841
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,312
5.00%, 10/01/2030	1,680	1,981
5.00%, 10/01/2031	1,375	1,618
5.00%, 10/01/2035	1,805	2,105
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	1,978
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,315
County of Miami-Dade FL
5.00%, 07/01/2023	1,000	1,041
5.00%, 07/01/2023	7,135	7,427
5.00%, 10/01/2024	1,785	1,917
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	3,200	3,395
4.00%, 10/01/2039	300	315
4.00%, 10/01/2040	1,450	1,522
4.00%, 10/01/2041	1,500	1,572
5.00%, 10/01/2024	2,510	2,683
5.00%, 10/01/2029	625	661
5.00%, 10/01/2030	250	292
5.00%, 10/01/2031	3,000	3,055
5.00%, 10/01/2031	7,500	7,929
5.00%, 10/01/2033	7,000	7,378
5.00%, 10/01/2034	5,520	5,811
5.00%, 10/01/2035	1,000	1,052
5.00%, 10/01/2037	2,990	3,151
5.00%, 10/01/2038	490	524
5.00%, 10/01/2040	1,380	1,507
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755	1,867
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2035	1,540	1,667
4.00%, 10/01/2038	1,250	1,349
4.00%, 10/01/2040	8,880	9,604
5.00%, 10/01/2031	4,000	4,333
5.00%, 10/01/2032	1,275	1,380
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	1,081
4.00%, 10/01/2039	7,000	7,541
4.00%, 10/01/2040	6,000	6,302
6.00%, 10/01/2038	7,000	7,432
6.25%, 10/01/2038	2,000	2,128
County of Palm Beach FL
5.00%, 05/01/2029	1,915	2,133
County of Pasco FL
5.00%, 10/01/2050	4,785	5,600
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	180	182
East Nassau Stewardship District
2.40%, 05/01/2026	195	188
3.00%, 05/01/2031	245	229
Entrada Community Development District
2.13%, 05/01/2026(3)	270	261

Epperson North Community Development District
2.45%, 11/01/2026	185	176
2.50%, 05/01/2026	125	120
3.00%, 05/01/2031	190	175
3.10%, 11/01/2031	250	231
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,331
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	140	140
3.25%, 11/01/2025	250	250
Florida Development Finance Corp.
1.75%, 06/01/2026(3)	1,050	999
2.38%, 06/01/2027(3)	440	416
3.00%, 07/01/2031(3)	375	354
3.00%, 06/01/2032	2,755	2,600
4.00%, 06/01/2024	105	108
4.00%, 06/01/2026	110	114
4.00%, 07/01/2031	170	173
4.00%, 11/15/2034	3,300	3,592
4.00%, 11/15/2035	2,850	3,096
4.00%, 07/01/2051(3)	1,000	948
5.00%, 04/01/2028	315	358
5.00%, 04/01/2029	250	288
5.00%, 05/01/2029(3)	2,625	2,736
5.00%, 02/15/2031	655	686
5.00%, 06/01/2031	140	152
5.00%, 06/01/2035	125	134
5.00%, 02/01/2036	1,905	2,155
5.00%, 02/01/2037	795	898
5.00%, 02/15/2038	600	631
5.00%, 02/15/2048	1,600	1,672
5.00%, 02/01/2052	6,600	7,302
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000	1,140
5.00%, 10/01/2033	1,000	1,117
5.00%, 06/01/2048(3)	2,310	2,374
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,655	2,713
Florida Municipal Power Agency
3.00%, 10/01/2032	750	766
3.00%, 10/01/2033	700	713
5.00%, 10/01/2025	3,475	3,817
Greater Orlando Aviation Authority
5.00%, 10/01/2022	1,000	1,017
5.00%, 10/01/2024	8,935	9,528
5.00%, 10/01/2026	500	551
5.00%, 10/01/2030	1,000	1,144
5.00%, 10/01/2031	2,000	2,163
5.00%, 10/01/2033	2,020	2,176
5.00%, 10/01/2033	6,705	7,610
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,286
Harbor Bay Community Development District
3.10%, 05/01/2024	90	90
3.10%, 05/01/2024	300	301
3.10%, 05/01/2024	355	356
Hernando County School District
5.00%, 07/01/2024	805	856
Hillsborough County Aviation Authority
4.00%, 10/01/2038	1,000	1,075
4.00%, 10/01/2040	1,610	1,725
4.00%, 10/01/2041	1,100	1,177
5.00%, 10/01/2032	375	431
5.00%, 10/01/2033	465	533
5.00%, 10/01/2034	2,150	2,460
5.00%, 10/01/2035	2,275	2,593
5.00%, 10/01/2036	2,650	3,013
5.00%, 10/01/2040	12,500	13,405
5.00%, 10/01/2047	8,000	9,277
Hillsborough County Port District
5.00%, 06/01/2038	900	1,002
Hillsborough County School Board
5.00%, 07/01/2029	1,795	2,090
Hyde Park Community Development District No 1
3.25%, 05/01/2027	425	411
3.60%, 05/01/2032	505	481
JEA Electric System Revenue
5.00%, 10/01/2026	1,120	1,252
5.00%, 10/01/2031	1,360	1,594
5.00%, 10/01/2033	2,130	2,485
5.00%, 10/01/2034	1,215	1,414
JEA Water & Sewer System Revenue
4.00%, 10/01/2038	4,390	4,844
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	123
3.88%, 05/01/2031	1,555	1,450
3.90%, 05/01/2041	285	263
4.10%, 05/01/2051	265	245
4.13%, 05/01/2031	2,000	1,901
4.13%, 05/01/2041	200	187
4.30%, 05/01/2051	325	301
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	185	178
2.50%, 05/01/2025(3)	510	503
2.63%, 05/01/2031	300	268
3.13%, 05/01/2025	260	260
3.13%, 05/01/2030(3)	310	300
3.40%, 05/01/2030	370	366
4.00%, 05/01/2022	155	155
4.00%, 05/01/2040	600	601
4.00%, 05/01/2050	1,000	972
4.35%, 05/01/2024	975	988
4.55%, 05/01/2024(3)	595	603
Laurel Road Community Development District
3.00%, 05/01/2031	550	494
3.13%, 05/01/2031	2,405	2,223
4.00%, 05/01/2052	1,450	1,377
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850	2,041
5.63%, 12/01/2037(3)	250	237
5.75%, 12/01/2052(3)	750	676
Lee County School Board
5.00%, 08/01/2028	3,275	3,792

Lee Memorial Health System
5.00%, 04/01/2033(2)	2,850	3,107
5.00%, 04/01/2035	6,575	7,504
5.00%, 04/01/2037	2,060	2,342
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,735
LT Ranch Community Development District
3.00%, 05/01/2025	625	622
Manatee County School District
5.00%, 10/01/2025	520	569
Marion County School Board
5.00%, 06/01/2026	1,455	1,580
Martin County Health Facilities Authority
5.00%, 11/15/2023	800	839
Meadow View at Twin Creeks Community Development District
2.40%, 05/01/2026	150	143
3.00%, 05/01/2031	310	282
Miami Beach Health Facilities Authority
4.00%, 11/15/2040	500	522
4.00%, 11/15/2041	500	521
4.00%, 11/15/2046	4,950	5,080
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	3,066
5.00%, 04/01/2045	1,010	1,084
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,357
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	120
5.00%, 08/01/2026	155	173
5.00%, 08/01/2027	345	394
5.00%, 08/01/2028	400	456
5.00%, 08/01/2028	460	532
5.00%, 08/01/2029	480	544
5.00%, 08/01/2030	680	768
5.00%, 08/01/2030	1,050	1,244
5.00%, 08/01/2032	750	843
Miami-Dade County Industrial Development Authority
0.32%, 09/01/2027(2)	1,500	1,491
Mirada II Community Development District
2.50%, 05/01/2026	500	484
Mizuho Floater/Residual Trust
0.76%, 05/01/2034(2)(3)	990	990
Monroe County School District
5.00%, 06/01/2033	540	609
5.00%, 06/01/2035	500	563
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	350	338
North Springs Improvement District
4.00%, 05/01/2041	2,000	2,158
Orange County Convention Center
5.00%, 10/01/2023	1,510	1,581
Orange County Health Facilities Authority
5.00%, 10/01/2039	1,125	1,240
Orange County School Board
5.00%, 08/01/2029	1,000	1,094
Orlando Utilities Commission
1.25%, 10/01/2046(2)	1,190	1,129
Palm Beach County Health Facilities Authority
3.00%, 06/01/2027	900	872
4.00%, 06/01/2026	150	153
4.00%, 06/01/2031	625	621
4.25%, 06/01/2056	2,100	1,981
5.00%, 12/01/2023	105	110
5.00%, 05/15/2024	615	645
5.00%, 12/01/2024	105	113
5.00%, 05/15/2028	1,920	2,014
5.00%, 06/01/2055	2,500	2,584
7.50%, 06/01/2049	100	103
7.50%, 06/01/2049	1,875	1,931
Palm Beach County School District
5.00%, 08/01/2023	500	521
5.00%, 08/01/2024	220	235
5.00%, 08/01/2026	1,065	1,187
5.00%, 08/01/2026	3,750	4,181
5.00%, 08/01/2030	4,520	4,921
5.00%, 08/01/2032	3,000	3,255
5.00%, 08/01/2038	1,280	1,520
5.00%, 08/01/2039	2,560	3,034
Palm Coast Park Community Development District
2.40%, 05/01/2026	120	113
Pasco County School Board
5.00%, 08/01/2030	450	531
5.00%, 08/01/2033	1,000	1,184
Pine Isle Community Development District
3.00%, 12/15/2031(3)	100	92
Pinellas County Housing Finance Authority
0.65%, 01/01/2025(2)	2,210	2,122
Portico Community Development District
2.80%, 05/01/2025	810	802
Preston Cove Community Development District
3.25%, 05/01/2027	200	194
3.60%, 05/01/2032	340	324
Reunion East Community Development District
2.40%, 05/01/2026	180	171
2.85%, 05/01/2031	200	183
Reunion West Community Development District
3.00%, 05/01/2036	450	409
River Hall Community Development District
3.00%, 05/01/2031	250	230
Rivers Edge II Community Development District
2.40%, 05/01/2026	350	333
3.00%, 05/01/2031	300	274
Rolling Hills Community Development District
3.13%, 05/01/2027	315	304
3.65%, 05/01/2032	400	381
3.75%, 05/01/2042	485	446
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750	781
5.00%, 01/01/2047	875	907
Sawyers Landing Community Development District
3.25%, 05/01/2026	300	297
4.25%, 05/01/2053	1,945	1,946
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,259
5.00%, 05/01/2026	1,000	1,082
5.00%, 05/01/2028	2,785	3,010
5.00%, 02/01/2030	500	547
5.00%, 05/01/2031	5,000	5,405
5.00%, 05/01/2031(2)	6,410	6,784
School District of Broward County
5.00%, 07/01/2022	1,000	1,010
5.00%, 07/01/2028	1,500	1,705
5.00%, 07/01/2029	2,545	2,883
5.00%, 07/01/2030	3,955	4,731
5.00%, 07/01/2030	5,500	5,974
5.00%, 07/01/2031	1,000	1,195
5.00%, 07/01/2033	5,000	5,961
Seminole County Industrial Development Authority
3.75%, 11/15/2025	2,690	2,635
4.00%, 06/15/2041(3)	425	414
4.00%, 06/15/2051(3)	830	778
4.00%, 06/15/2056(3)	705	646
Southern Groves Community Development District No 5
2.40%, 05/01/2026	215	203
2.80%, 05/01/2031	300	270
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	174
4.00%, 12/15/2026	185	190
4.00%, 12/15/2027	215	220
St Johns County School Board
5.00%, 07/01/2029	1,250	1,463
5.00%, 07/01/2030	1,500	1,756
5.00%, 07/01/2031	1,000	1,171
State of Florida
4.00%, 07/01/2034	2,530	2,774
5.00%, 06/01/2023	2,425	2,518
5.00%, 06/01/2024	2,415	2,576
5.00%, 07/01/2024	2,460	2,629
State of Florida Department of Transportation
3.00%, 07/01/2032	2,500	2,548
3.00%, 07/01/2033	2,500	2,540
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400	1,493
5.00%, 07/01/2024	4,000	4,265
Stillwater Community Development District
2.38%, 06/15/2026(3)	300	290
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355	2,534
Tampa Bay Water
5.50%, 10/01/2022	1,000	1,021
Tender Option Bond Trust Receipts/Certificates
0.57%, 10/01/2051(2)(3)	3,200	3,200
0.65%, 01/01/2028(2)(3)	6,300	6,300
Tolomato Community Development District
2.00%, 05/01/2022	600	600
2.00%, 05/01/2023	1,250	1,249
2.00%, 05/01/2024	1,295	1,285
2.10%, 05/01/2025	1,345	1,319
2.80%, 05/01/2027	2,015	1,937
2.88%, 05/01/2027	220	213
3.00%, 05/01/2032	1,500	1,374
3.50%, 05/01/2024	365	369
4.00%, 05/01/2040	400	428
Town of Davie FL
5.00%, 04/01/2048	1,440	1,602
Tradition Community Development District No
9 2.30%, 05/01/2026	195	187
2.70%, 05/01/2031	270	249
V-Dana Community Development District
2.60%, 05/01/2026	125	121
3.13%, 05/01/2031	125	118
Verano No 3 Community Development District
2.38%, 05/01/2026	100	96
3.00%, 05/01/2031	120	112
Viera Stewardship District
2.30%, 05/01/2026	255	244
2.80%, 05/01/2031	465	428
3.13%, 05/01/2041	750	652
Village Community Development District No 13
3.00%, 05/01/2029	975	964
3.38%, 05/01/2034	980	960
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	781
5.00%, 10/15/2044	390	440
5.00%, 10/15/2049	730	818
Volusia County School Board
5.00%, 08/01/2024	2,100	2,238
Watergrass Community Development District II
2.00%, 05/01/2026	295	277
2.50%, 05/01/2031	310	275
West Villages Improvement District
4.00%, 05/01/2024	305	308
Westside Community Development District
3.50%, 05/01/2024(3)	465	466
Westside Haines City Community Development District
2.50%, 05/01/2026	125	121
3.00%, 05/01/2031	215	202
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	355	349
3.63%, 05/01/2032	350	340

Total Florida		600,216

Georgia – 3.57%
Atlanta Development Authority
6.50%, 01/01/2029	420	223
6.75%, 01/01/2035	2,390	1,267
7.00%, 01/01/2040	2,585	1,370
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(3)	830	807
2.88%, 07/01/2031(3)	840	796
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	390
Bartow County Development Authority
1.55%, 08/01/2043(2)	3,000	2,996
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,533
5.00%, 07/01/2031	650	763

5.00%, 07/01/2032	1,000	1,168
5.00%, 07/01/2033	1,135	1,319
5.00%, 07/01/2037	1,800	2,072
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	269
5.00%, 07/01/2024	615	652
5.00%, 07/01/2024	1,530	1,622
5.00%, 07/01/2026	580	637
5.00%, 07/01/2026	1,210	1,347
5.00%, 07/01/2027	2,635	2,980
5.00%, 01/01/2029	875	914
5.00%, 07/01/2032	250	292
5.00%, 07/01/2033	350	407
5.00%, 07/01/2034	250	290
5.00%, 07/01/2035	350	406
5.00%, 07/01/2036	350	405
5.00%, 07/01/2037	385	445
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595	15,837
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500	533
5.00%, 04/01/2047	1,150	1,266
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(2)	2,700	3,123
5.00%, 07/01/2054(2)	3,330	3,663
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,266
4.00%, 03/01/2041	935	912
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,413
Development Authority for Fulton County
5.00%, 04/01/2023	300	310
5.00%, 06/15/2044	580	669
5.00%, 04/01/2047	1,750	1,927
Development Authority of Burke County
0.48%, 11/01/2052(2)	27,545	27,545
0.53%, 07/01/2049(2)	40,090	40,090
1.50%, 01/01/2040(2)	4,000	3,917
1.70%, 12/01/2049(2)	2,400	2,342
2.25%, 10/01/2032(2)	2,800	2,793
2.93%, 11/01/2053(2)	2,940	2,952
3.25%, 11/01/2045(2)	3,000	3,081
Development Authority Of The City Of Marietta
5.00%, 11/01/2037(3)	3,375	3,519
5.00%, 11/01/2047(3)	500	514
Fayette County Hospital Authority
5.00%, 07/01/2054(2)	1,300	1,367
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2051(3)	1,500	1,313
5.00%, 04/01/2047(3)	700	720
5.00%, 04/01/2054(3)	550	564
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650	731
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,133
4.00%, 01/01/2036	1,500	1,492
4.00%, 01/01/2054	2,115	2,064
5.00%, 01/01/2054(3)	5,500	5,626
Georgia State Road & Tollway Authority
5.00%, 06/01/2022	1,500	1,510
5.00%, 06/01/2022	3,500	3,522
5.00%, 06/01/2023	1,000	1,038
5.00%, 06/01/2023	3,250	3,373
5.00%, 06/01/2031	2,000	2,374
5.00%, 06/01/2032	2,000	2,366
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	653
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500	529
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000	1,082
Main Street Natural Gas, Inc.
0.90% (1 Month LIBOR USD + 0.75%), 04/01/2048(1)	6,400	6,388
0.98% (1 Month LIBOR USD + 0.83%), 08/01/2048(1)	1,700	1,697
4.00%, 03/01/2023	545	556
4.00%, 12/01/2029	1,370	1,461
4.00%, 04/01/2048(2)	3,000	3,082
4.00%, 08/01/2048(2)	7,975	8,218
4.00%, 08/01/2049(2)	52,070	54,333
4.00%, 03/01/2050(2)	20,000	20,860
4.00%, 05/01/2052(2)	10,135	10,694
4.00%, 07/01/2052(2)	12,855	13,619
4.00%, 09/01/2052(2)	11,210	11,895
5.00%, 05/15/2027	3,000	3,261
5.00%, 05/15/2028	2,500	2,744
5.00%, 05/15/2043	4,520	4,913
Municipal Electric Authority of Georgia
3.00%, 11/01/2022	600	605
4.00%, 11/01/2023	805	830
4.00%, 01/01/2034	1,800	1,911
4.00%, 01/01/2035	1,500	1,585
4.00%, 01/01/2046	400	418
4.00%, 01/01/2046	590	616
4.00%, 01/01/2051	220	217
4.00%, 01/01/2051	1,100	1,104
5.00%, 01/01/2024	830	872
5.00%, 01/01/2025	350	376
5.00%, 01/01/2025	900	966
5.00%, 01/01/2025	950	1,021
5.00%, 01/01/2026	300	329
5.00%, 01/01/2026	320	351
5.00%, 01/01/2026	1,000	1,098
5.00%, 01/01/2027	300	336
5.00%, 01/01/2027	1,500	1,681
5.00%, 11/01/2027	200	228
5.00%, 01/01/2028	25	28
5.00%, 01/01/2028	750	855
5.00%, 11/01/2028	275	319
5.00%, 11/01/2029	300	352
5.00%, 01/01/2030	1,000	1,144
5.00%, 01/01/2031	685	788
5.00%, 01/01/2033	1,200	1,370
5.00%, 01/01/2034	1,080	1,266

5.00%, 01/01/2035	465	527
5.00%, 01/01/2039	605	682
5.00%, 01/01/2049	3,610	3,963
5.00%, 01/01/2056	190	210
5.00%, 01/01/2056	280	312
5.00%, 01/01/2056	1,930	2,142
5.00%, 01/01/2062	700	785
5.00%, 01/01/2062	1,155	1,298
5.00%, 01/01/2063	515	565
Paulding County Hospital Authority
4.00%, 04/01/2041	3,225	3,431
5.00%, 04/01/2033	250	294
5.00%, 04/01/2034	350	411
5.00%, 04/01/2035	200	234
5.00%, 04/01/2036	330	385
5.00%, 04/01/2037	300	349
5.00%, 04/01/2038	450	522
5.00%, 04/01/2039	725	838
5.00%, 04/01/2042	1,875	2,146
5.00%, 04/01/2043	2,250	2,570
Private Colleges & Universities Authority
4.00%, 04/01/2037	1,000	1,072
4.00%, 09/01/2037	8,350	9,141
4.00%, 09/01/2038	4,665	5,099
5.00%, 10/01/2023	300	314
5.00%, 04/01/2027	1,900	2,014
5.00%, 04/01/2028	400	458
5.00%, 04/01/2034	780	921
5.00%, 04/01/2044	1,000	1,060
Savannah Economic Development Authority
7.25%, 01/01/2049	120	131
State of Georgia
4.00%, 08/01/2034	6,455	7,193
4.00%, 02/01/2036	5,000	5,364
5.00%, 07/01/2023	1,000	1,042

Total Georgia		394,359

Guam – 0.12%
Guam Department of Education
3.63%, 02/01/2025	745	746
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550	1,625
Territory of Guam
4.00%, 01/01/2042	2,040	2,046
5.00%, 11/01/2027	430	475
5.00%, 01/01/2028	375	414
5.00%, 11/01/2028	485	542
5.00%, 01/01/2029	850	948
5.00%, 11/01/2029	485	547
5.00%, 01/01/2030	750	846
5.00%, 11/01/2030	250	284
5.00%, 01/01/2031	625	713
5.00%, 11/15/2031	2,100	2,251
5.00%, 11/01/2035	875	993
5.00%, 11/01/2040	1,000	1,114

Total Guam		13,544

Hawaii – 0.75%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275	1,368
5.00%, 11/01/2024	1,895	2,012
5.00%, 11/01/2028	540	620
5.00%, 03/01/2029	2,640	3,103
5.00%, 10/01/2029	2,000	2,190
5.00%, 11/01/2029	1,800	2,099
5.00%, 03/01/2030	6,360	7,596
5.00%, 07/01/2034	810	962
5.00%, 07/01/2035	1,345	1,596
State of Hawaii
5.00%, 08/01/2023	1,925	2,009
5.00%, 01/01/2030	2,330	2,730
5.00%, 01/01/2032	12,800	14,889
5.00%, 01/01/2033	9,500	11,034
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275	1,428
5.00%, 07/01/2032	1,500	1,678
5.00%, 07/01/2033	1,425	1,592
State of Hawaii Department of Budget & Finance
4.00%, 03/01/2037	1,090	1,127
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000	2,165
4.00%, 07/01/2035	2,320	2,508
4.00%, 07/01/2036	545	599
4.00%, 07/01/2039	1,000	1,087
University of Hawaii
5.00%, 10/01/2028	4,015	4,694
5.00%, 10/01/2028	4,445	5,197
5.00%, 10/01/2029	1,225	1,457
5.00%, 10/01/2030	5,350	6,465

Total Hawaii		82,205

Idaho – 0.22%
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	433
4.00%, 03/01/2035	250	270
4.00%, 03/01/2039	700	744
4.00%, 03/01/2040	835	885
4.00%, 03/01/2041	850	898
4.00%, 03/01/2046	2,900	3,017
4.00%, 03/01/2051	1,370	1,414
5.00%, 03/01/2034	3,155	3,317
Idaho Housing & Finance Association
3.00%, 05/01/2032	480	456
3.00%, 05/01/2032	630	599
4.00%, 07/15/2036	500	549
4.00%, 07/15/2037	645	707
4.00%, 07/15/2038	2,500	2,736
4.00%, 07/15/2039	2,750	3,000
4.00%, 01/01/2050	215	222
5.00%, 07/15/2034	600	720
5.00%, 07/15/2035	875	1,048
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051(3)	3,512	2,915

Total Idaho		23,930

Illinois – 7.75%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	449
Chicago Board of Education
0.00%, 12/01/2025	265	239
0.00%, 12/01/2025	345	309
4.00%, 12/01/2047	1,250	1,206
5.00%, 12/01/2022	500	510
5.00%, 12/01/2023	2,000	2,087
5.00%, 12/01/2024	130	138
5.00%, 12/01/2024	2,175	2,305
5.00%, 12/01/2025	2,500	2,739
5.00%, 12/01/2026	145	157
5.00%, 12/01/2026	3,660	3,968
5.00%, 12/01/2028	1,270	1,394
5.00%, 12/01/2029	540	594
5.00%, 12/01/2030	2,000	2,188
5.00%, 12/01/2030	2,430	2,659
5.00%, 12/01/2031	2,185	2,384
5.00%, 12/01/2031	5,000	5,501
5.00%, 12/01/2032	1,880	2,062
5.00%, 12/01/2033	300	325
5.00%, 12/01/2033	1,165	1,275
5.00%, 12/01/2034	120	131
5.00%, 12/01/2034	250	286
5.00%, 12/01/2035	1,380	1,505
5.00%, 12/01/2036	3,560	3,878
5.00%, 12/01/2037	450	490
5.00%, 12/01/2041	550	595
5.00%, 12/01/2042	200	203
5.00%, 12/01/2046	1,200	1,274
5.00%, 12/01/2046	3,555	3,792
5.00%, 12/01/2047	9,045	9,722
6.50%, 12/01/2046	100	113
6.75%, 12/01/2030(3)	1,500	1,771
7.00%, 12/01/2046(3)	400	471
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	2,004
5.00%, 01/01/2027	1,800	1,952
5.00%, 01/01/2030	865	901
5.00%, 01/01/2032	2,000	2,083
5.00%, 01/01/2034	1,000	1,041
5.00%, 01/01/2041	835	906
5.00%, 01/01/2046	300	325
5.50%, 01/01/2028	5,000	5,121
Chicago O’Hare International Airport
4.00%, 01/01/2035	4,060	4,293
4.00%, 01/01/2036	7,000	7,375
4.00%, 01/01/2037	2,500	2,631
5.00%, 01/01/2023	1,000	1,025
5.00%, 01/01/2025	415	442
5.00%, 01/01/2027	520	573
5.00%, 01/01/2028	1,000	1,100
5.00%, 01/01/2028	1,500	1,702
5.00%, 01/01/2030	520	585
5.00%, 01/01/2030	2,000	2,137
5.00%, 01/01/2030	3,105	3,298
5.00%, 01/01/2031	660	721
5.00%, 01/01/2031	700	744
5.00%, 01/01/2031	835	937
5.00%, 01/01/2032	1,140	1,275
5.00%, 01/01/2032	1,300	1,381
5.00%, 01/01/2032	11,555	12,315
5.00%, 01/01/2033	345	376
5.00%, 01/01/2033	1,200	1,338
5.00%, 01/01/2033	2,520	2,682
5.00%, 07/01/2033	550	617
5.00%, 01/01/2034	400	435
5.00%, 01/01/2035	1,285	1,424
5.00%, 01/01/2036	430	467
5.00%, 01/01/2037	1,200	1,325
5.00%, 01/01/2042	500	539
5.00%, 01/01/2048	880	975
5.00%, 01/01/2048	1,025	1,116
5.00%, 01/01/2053	615	680
Chicago Park District
5.00%, 01/01/2029	3,000	3,161
5.00%, 01/01/2044	5,700	6,457
Chicago Transit Authority
5.00%, 06/01/2022	265	267
5.00%, 06/01/2023	240	249
5.00%, 06/01/2024	200	212
5.00%, 06/01/2025	200	217
5.00%, 06/01/2026	160	178
5.00%, 06/01/2026	8,275	9,197
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2029	1,500	1,757
City of Chicago IL
4.00%, 01/01/2029	767	796
4.00%, 01/01/2032	1,300	1,322
5.00%, 01/01/2027	500	539
5.00%, 01/01/2027	2,000	2,172
5.00%, 01/01/2030	1,960	2,163
5.00%, 01/01/2031	1,000	1,098
5.00%, 01/01/2033	12,080	13,279
5.00%, 01/01/2034	2,000	2,196
5.00%, 01/01/2035	750	799
5.00%, 01/01/2035	2,650	2,753
5.00%, 01/01/2039	1,200	1,298
5.25%, 01/01/2027	2,435	2,597
5.50%, 01/01/2035	1,000	1,071
5.63%, 01/01/2031	1,500	1,657
5.75%, 01/01/2034	2,000	2,215
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000	2,106
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450	462
5.00%, 01/01/2024	500	526
5.00%, 01/01/2028	3,000	3,009
5.00%, 01/01/2028	2,900	3,034
5.00%, 01/01/2029	1,300	1,358
5.00%, 01/01/2030	1,000	1,123
5.00%, 01/01/2030	1,310	1,408
5.00%, 01/01/2033	2,000	2,144
5.00%, 01/01/2039	1,000	1,067

5.00%, 01/01/2044	5,000	5,216
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025	1,038
5.00%, 11/01/2022	1,000	1,021
5.00%, 11/01/2023	650	682
5.00%, 11/01/2024	250	268
5.00%, 11/01/2024	1,000	1,072
5.00%, 11/01/2024	1,150	1,233
5.00%, 11/01/2025	1,000	1,073
5.00%, 11/01/2026	1,000	1,072
5.00%, 11/01/2033	500	531
City of Galesburg IL
4.00%, 10/01/2036	565	586
5.00%, 10/01/2029	300	335
5.00%, 10/01/2031	325	367
City of Springfield IL
5.00%, 12/01/2024	340	364
5.00%, 12/01/2025	395	432
5.00%, 12/01/2026	160	171
City of Sterling IL
4.00%, 11/01/2031	500	553
4.00%, 11/01/2032	500	551
City of Waukegan IL
4.00%, 12/30/2024	540	566
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500	544
5.00%, 12/30/2031	635	755
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700	761
4.00%, 02/01/2035	350	379
4.00%, 02/01/2037	535	575
4.00%, 02/01/2039	415	444
4.00%, 02/01/2041	475	506
Cook County Community College District No 508
5.25%, 12/01/2028	1,150	1,196
Cook County School District No 87 Berkeley
3.00%, 12/01/2034	1,000	1,005
3.00%, 12/01/2037	1,000	999
3.00%, 12/01/2038	1,000	996
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850	915
County of Cook IL
4.00%, 11/15/2026	555	595
4.00%, 11/15/2027	560	605
4.00%, 11/15/2028	280	305
5.00%, 11/15/2022	1,200	1,226
5.00%, 11/15/2023	350	367
5.00%, 11/15/2023	3,090	3,251
5.00%, 11/15/2024	375	402
5.00%, 11/15/2025	375	411
5.00%, 11/15/2026	750	837
5.00%, 11/15/2026	1,450	1,619
5.00%, 11/15/2029	1,000	1,111
5.00%, 11/15/2030	500	554
5.00%, 11/15/2032	2,000	2,340
5.00%, 11/15/2033	2,350	2,741
5.00%, 11/15/2034	1,200	1,326
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085	1,108
5.00%, 11/15/2033	2,795	3,188
5.25%, 11/15/2035	3,000	3,468
County of Kendall IL
5.00%, 12/15/2024	2,190	2,345
County of Sangamon IL
3.00%, 12/15/2032	500	500
4.00%, 12/15/2030	525	574
4.00%, 12/15/2036	500	539
Crawford Hospital District
4.00%, 01/01/2041	580	591
Illinois Finance Authority
2.25%, 11/15/2042(2)	500	500
3.00%, 07/01/2035	2,250	2,167
3.63%, 02/15/2032	355	372
3.75%, 02/15/2034	200	210
4.00%, 05/15/2023	20	20
4.00%, 05/15/2023	170	173
4.00%, 10/01/2028(3)	280	286
4.00%, 10/15/2028	670	689
4.00%, 11/01/2028	235	247
4.00%, 10/01/2029(3)	405	412
4.00%, 10/15/2029	1,045	1,073
4.00%, 10/01/2030(3)	630	639
4.00%, 10/15/2030	730	747
4.00%, 11/01/2030	250	263
4.00%, 11/01/2030	2,500	2,710
4.00%, 10/01/2031(3)	620	627
4.00%, 10/15/2031	1,135	1,158
4.00%, 10/01/2032(3)	340	343
4.00%, 10/01/2033(3)	375	378
4.00%, 08/01/2034	1,050	1,065
4.00%, 08/01/2035	1,625	1,647
4.00%, 02/15/2036	800	851
4.00%, 07/15/2037	3,090	3,292
4.00%, 08/01/2037	1,160	1,172
4.00%, 08/15/2037	4,350	4,633
4.00%, 07/15/2038	5,750	6,115
4.00%, 08/01/2038	1,165	1,175
4.00%, 08/15/2038	4,100	4,352
4.00%, 10/01/2038	7,090	7,355
4.00%, 07/15/2039	6,280	6,667
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	130	140
4.13%, 08/15/2037	1,090	1,133
4.75%, 05/15/2033	125	129
4.75%, 05/15/2033	835	847
5.00%, 07/01/2022	1,000	1,009
5.00%, 11/15/2023	1,680	1,764
5.00%, 12/01/2023	1,880	1,972
5.00%, 01/01/2024	250	263
5.00%, 02/15/2024	215	227
5.00%, 05/15/2024	350	371
5.00%, 02/15/2025	695	751
5.00%, 07/01/2025	225	243

5.00%, 07/15/2025	230	251
5.00%, 08/01/2025	1,605	1,716
5.00%, 02/15/2026	360	398
5.00%, 02/15/2026	1,345	1,486
5.00%, 07/01/2026	240	264
5.00%, 08/15/2026	1,500	1,673
5.00%, 08/15/2027	2,000	2,272
5.00%, 03/01/2028	15	17
5.00%, 05/15/2028	12,620	14,453
5.00%, 07/01/2028	750	850
5.00%, 09/01/2028	500	563
5.00%, 01/01/2029	1,650	1,863
5.00%, 02/15/2029	1,445	1,631
5.00%, 10/01/2029	505	592
5.00%, 12/01/2029	340	376
5.00%, 02/15/2030	1,240	1,396
5.00%, 05/15/2030	1,180	1,233
5.00%, 07/01/2030	275	304
5.00%, 07/15/2030	710	815
5.00%, 09/01/2030	430	487
5.00%, 10/01/2030	565	659
5.00%, 11/01/2030	1,455	1,645
5.00%, 11/15/2030	2,000	2,156
5.00%, 01/01/2031	3,545	3,927
5.00%, 02/15/2031	300	337
5.00%, 05/15/2031	5,000	5,675
5.00%, 07/01/2031	1,420	1,594
5.00%, 08/15/2031	1,525	1,797
5.00%, 08/15/2032	730	870
5.00%, 05/15/2033	795	775
5.00%, 08/15/2033	250	279
5.00%, 10/01/2033	500	583
5.00%, 10/01/2033	700	811
5.00%, 01/01/2034	605	668
5.00%, 02/15/2034	1,890	2,116
5.00%, 07/01/2034	300	331
5.00%, 07/01/2034	10,000	11,986
5.00%, 08/15/2034	2,310	2,736
5.00%, 08/15/2034	2,500	2,837
5.00%, 10/01/2034	430	501
5.00%, 11/15/2034	300	322
5.00%, 11/15/2034	3,000	3,223
5.00%, 08/15/2035	100	108
5.00%, 08/15/2035	600	670
5.00%, 10/01/2035	400	465
5.00%, 10/01/2035	4,470	4,873
5.00%, 02/15/2036	905	1,011
5.00%, 07/01/2036	830	916
5.00%, 08/15/2036	1,000	1,116
5.00%, 10/01/2036	620	716
5.00%, 01/01/2037	2,785	3,139
5.00%, 05/15/2037	395	422
5.00%, 05/15/2037	1,050	1,138
5.00%, 08/15/2037	1,000	1,116
5.00%, 08/15/2038	1,000	1,179
5.00%, 11/15/2038	3,795	4,063
5.00%, 08/15/2039	1,200	1,410
5.00%, 08/15/2040	5,000	5,855
5.00%, 02/15/2041	1,075	1,196
5.00%, 05/15/2041	400	420
5.00%, 08/01/2042	120	129
5.00%, 01/01/2044	4,145	4,614
5.00%, 08/15/2044	200	216
5.00%, 12/01/2046	5,950	6,511
5.00%, 05/15/2047	100	106
5.00%, 08/01/2049	140	150
5.00%, 05/15/2050(2)	1,625	1,718
5.00%, 05/15/2050(2)	2,170	2,392
5.00%, 05/15/2051	1,000	1,034
5.00%, 05/15/2056	1,630	1,679
5.00%, 07/15/2057(2)	11,305	11,578
5.13%, 05/15/2038	1,000	965
5.25%, 08/15/2031	500	563
5.25%, 07/01/2035	20,085	23,757
5.25%, 02/15/2037	380	400
5.25%, 05/15/2047	35	36
5.25%, 05/15/2047	245	249
5.25%, 05/15/2054	1,000	927
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	939
3.75%, 04/01/2050	620	639
Illinois Municipal Electric Agency
5.00%, 02/01/2023	285	292
5.00%, 02/01/2031	470	512
Illinois Sports Facilities Authority
5.00%, 06/15/2030	750	828
5.00%, 06/15/2031	575	633
5.25%, 06/15/2032	1,735	1,814
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935	985
5.00%, 01/01/2025	1,250	1,348
5.00%, 01/01/2026	1,550	1,712
5.00%, 01/01/2028	3,000	3,441
5.00%, 12/01/2031	235	257
5.00%, 12/01/2032	425	464
5.00%, 01/01/2034	1,300	1,473
5.00%, 01/01/2036	1,000	1,171
5.00%, 01/01/2036	2,875	3,074
5.00%, 01/01/2037	1,260	1,364
5.00%, 01/01/2041	2,190	2,516
5.00%, 01/01/2041	6,665	7,288
5.00%, 01/01/2044	2,270	2,579
5.00%, 01/01/2046	1,140	1,319
Illinois State University
5.00%, 04/01/2032	1,745	1,996
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125	4,432
5.00%, 02/01/2026	1,930	2,119
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,074
5.00%, 01/01/2027	100	108
5.00%, 01/01/2027	2,100	2,253
Lake County Consolidated High School District No 120 Mundelein
1.50%, 12/01/2023	3,750	3,688
1.60%, 12/01/2024	4,000	3,900
Macon & de Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2034	820	889
4.00%, 12/01/2035	870	942
4.00%, 12/01/2036	500	541
4.00%, 12/01/2037	400	433
4.00%, 12/01/2044	755	810
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240	1,328
4.00%, 01/01/2033	1,950	2,061
4.00%, 01/01/2034	1,750	1,846
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2034	775	836
4.00%, 12/01/2040	1,965	2,104
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	460	444
0.00%, 01/15/2024	540	516
0.00%, 01/15/2025	1,000	927
0.00%, 01/15/2026	1,000	899
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165	157
0.00%, 06/15/2028	14,270	11,534
0.00%, 06/15/2029	2,540	1,969
0.00%, 12/15/2030	11,000	7,992
0.00%, 12/15/2034	550	337
0.00%, 12/15/2035	10,000	5,858
0.00%, 06/15/2037	1,490	790
0.00%, 06/15/2041	1,460	630
3.00%, 06/15/2024	1,125	1,134
4.00%, 06/15/2052	1,820	1,796
5.00%, 12/15/2026	2,000	2,015
5.00%, 12/15/2028	1,000	1,101
5.00%, 12/15/2028	2,815	2,837
5.00%, 12/15/2032	550	598
5.00%, 06/15/2042	4,090	4,121
5.00%, 06/15/2042	4,600	4,978
5.00%, 06/15/2050	16,465	17,546
5.00%, 06/15/2057	3,275	3,455
Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,240
Northern Illinois University
4.00%, 10/01/2032	515	558
4.00%, 10/01/2034	1,000	1,077
4.00%, 10/01/2039	875	936
4.00%, 10/01/2040	800	854
4.00%, 10/01/2041	800	853
4.00%, 10/01/2043	975	1,035
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,540
Peoria Public Building Commission
5.00%, 12/01/2022	1,500	1,536
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2022	1,000	1,006
5.00%, 06/01/2023	1,740	1,799
5.00%, 06/01/2024	5,275	5,573
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,069
5.00%, 01/01/2025	4,000	4,276
5.00%, 01/01/2026	2,000	2,176
5.00%, 01/01/2029	1,000	1,139
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325	371
5.00%, 12/01/2029	710	837
5.00%, 12/01/2031	600	701
5.00%, 12/01/2032	400	467
5.00%, 12/01/2033	375	437
Southern Illinois University
4.00%, 04/01/2029	200	217
4.00%, 04/01/2030	525	572
4.00%, 04/01/2035	300	323
4.00%, 04/01/2039	500	536
5.00%, 04/01/2032	240	280
5.00%, 04/01/2033	300	350
Southwestern Illinois Development Authority
4.00%, 04/15/2031	1,000	1,072
State of Illinois
4.00%, 01/01/2023	330	331
4.00%, 03/01/2023	5,000	5,090
4.00%, 03/01/2024	4,000	4,127
4.00%, 11/01/2039	2,000	2,030
4.00%, 10/01/2040	800	811
5.00%, 08/01/2022	3,000	3,034
5.00%, 09/01/2022	1,340	1,359
5.00%, 11/01/2022	570	581
5.00%, 02/01/2023	200	205
5.00%, 02/01/2023	235	241
5.00%, 03/01/2023	2,320	2,382
5.00%, 09/01/2023	1,365	1,419
5.00%, 09/01/2024	1,365	1,448
5.00%, 11/01/2024	6,290	6,696
5.00%, 02/01/2025	455	479
5.00%, 05/01/2025	3,050	3,230
5.00%, 06/01/2025	880	946
5.00%, 10/01/2025	355	384
5.00%, 10/01/2025	10,000	10,811
5.00%, 11/01/2025	2,040	2,208
5.00%, 11/01/2025	16,705	18,083
5.00%, 12/01/2025	8,500	9,212
5.00%, 06/01/2026	125	136
5.00%, 10/01/2026	2,270	2,481
5.00%, 11/01/2026	3,000	3,282
5.00%, 01/01/2027	2,000	2,170
5.00%, 02/01/2027	1,635	1,792
5.00%, 11/01/2027	1,040	1,146
5.00%, 02/01/2028	2,100	2,294
5.00%, 05/01/2028	265	281
5.00%, 11/01/2028	7,000	7,725
5.00%, 02/01/2029	1,000	1,093
5.00%, 04/01/2029	605	640
5.00%, 11/01/2029	1,190	1,310
5.00%, 10/01/2030	3,575	4,060
5.00%, 01/01/2031	11,000	11,037

5.00%, 10/01/2031	1,750	1,971
5.00%, 10/01/2031	7,300	8,042
5.00%, 05/01/2032	800	845
5.00%, 05/01/2034	2,500	2,637
5.00%, 05/01/2038	1,200	1,298
5.13%, 05/01/2022	325	326
5.25%, 02/01/2029	3,720	3,940
5.25%, 02/01/2030	100	106
5.25%, 12/01/2030	11,685	12,998
5.25%, 02/01/2031	760	803
5.50%, 07/01/2024	1,000	1,051
5.50%, 05/01/2025	840	914
5.50%, 07/01/2025	400	420
5.50%, 07/01/2038	1,500	1,571
State of Illinois Sales Tax Revenue
5.00%, 06/15/2023	510	528
5.00%, 06/15/2024	590	624
5.00%, 06/15/2024	4,905	5,071
5.00%, 06/15/2025	340	367
5.00%, 06/15/2025	4,190	4,327
5.00%, 06/15/2026	500	549
5.00%, 06/15/2027	1,000	1,110
Tender Option Bond Trust Receipts/Certificates
0.57%, 08/15/2048(2)(3)	3,100	3,100
0.61%, 12/01/2049(2)(3)	1,900	1,900
0.61%, 12/01/2049(2)(3)	5,700	5,700
0.63%, 06/15/2036(2)(3)	2,100	2,100
0.63%, 06/15/2048(2)(3)	700	700
0.64%, 01/01/2037(2)(3)	3,900	3,900
University of Illinois
3.00%, 04/01/2034	3,400	3,409
4.00%, 04/01/2036	1,500	1,615
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005	2,058
Village of Bolingbrook IL
4.00%, 03/01/2023	500	510
4.00%, 03/01/2025	500	524
4.00%, 03/01/2027	1,000	1,076
Village of Hillside IL
5.00%, 01/01/2024	420	428
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,387
0.00%, 11/01/2026	905	807
5.00%, 11/01/2023	420	440
5.00%, 11/01/2024	2,390	2,568
5.00%, 11/01/2026	1,800	2,025
Winnebago-Boone Etc Counties Community College District No 511 Rock Valley Clg
5.00%, 01/01/2027	1,355	1,518
Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000	1,075
4.00%, 12/01/2036	1,095	1,175

Total Illinois		854,693

Indiana – 1.78%
Ball State University
5.00%, 07/01/2033	955	1,089
City of Whiting IN
5.00%, 12/01/2044(2)	21,625	23,689
5.00%, 11/01/2045(2)	3,000	3,054
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,403
Elkhart County Building Corp.
4.00%, 12/01/2032	1,265	1,391
Indiana Finance Authority
0.28%, 12/15/2045(2)	22,800	22,629
0.40%, 10/01/2031(2)	600	597
0.65%, 08/01/2025	2,250	2,076
0.70%, 12/01/2046(2)	8,525	8,076
0.75%, 12/01/2038(2)	500	461
0.95%, 12/01/2038(2)	900	828
1.40%, 08/01/2029	2,500	2,200
2.25%, 12/01/2058(2)	1,285	1,300
2.50%, 11/01/2030	1,000	899
4.00%, 10/01/2035	620	685
4.00%, 02/01/2036	15,000	16,450
4.00%, 10/01/2036	1,100	1,211
4.00%, 02/01/2037	12,395	13,551
4.00%, 10/01/2040	2,775	3,049
4.00%, 11/15/2043	1,070	1,098
4.13%, 12/01/2026	7,055	7,289
5.00%, 12/01/2024	3,000	3,239
5.00%, 05/01/2026	1,100	1,221
5.00%, 11/01/2026	1,200	1,346
5.00%, 05/01/2027	700	793
5.00%, 05/01/2029	685	801
5.00%, 11/01/2029	2,350	2,680
5.00%, 09/01/2031	440	485
5.00%, 06/01/2032	2,885	2,894
5.00%, 10/01/2035	930	1,121
5.00%, 03/01/2036	4,000	4,311
5.00%, 09/01/2036	1,000	1,104
5.00%, 06/01/2039	1,200	1,204
5.00%, 07/01/2048	3,840	3,978
5.25%, 02/01/2033	2,500	2,746
5.25%, 01/01/2051	5,450	5,662
Indiana Health Facility Financing Authority
2.00%, 11/15/2036(2)	2,070	2,073
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	910	915
3.00%, 07/01/2051	990	995
3.50%, 01/01/2049	1,030	1,050
5.00%, 07/01/2022	560	565
5.00%, 01/01/2023	575	590
5.00%, 01/01/2024	285	300
5.00%, 01/01/2024	500	526
5.00%, 07/01/2024	295	314
5.00%, 07/01/2024	500	533
5.00%, 01/01/2025	300	324
5.00%, 01/01/2025	1,245	1,344
5.00%, 01/01/2026	300	331
5.00%, 01/01/2026	600	662
5.00%, 07/01/2026	320	357
5.00%, 07/01/2026	400	446

5.00%, 01/01/2027	300	338
5.00%, 01/01/2027	575	647
5.00%, 07/01/2027	300	341
5.00%, 07/01/2027	400	454
5.00%, 01/01/2028	600	686
5.00%, 07/01/2028	500	576
Indianapolis Local Public Improvement Bond Bank
5.00%, 06/01/2022	250	252
5.00%, 01/01/2023	285	292
5.00%, 06/01/2023	435	451
5.00%, 07/15/2023	300	313
5.00%, 07/15/2024	1,000	1,068
5.00%, 01/01/2025	1,195	1,277
5.00%, 06/01/2025	3,600	3,885
5.00%, 07/15/2025	750	821
5.00%, 06/01/2026	3,300	3,633
5.00%, 01/15/2027	700	791
5.00%, 01/01/2028	455	475
5.00%, 01/15/2028	500	575
5.00%, 01/01/2029	1,000	1,095
5.00%, 01/01/2030	3,530	3,680
5.00%, 01/01/2031	1,000	1,096
5.00%, 01/01/2032	5,000	5,310
5.00%, 02/01/2054	2,020	2,272
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065	1,093
5.00%, 07/10/2023	1,740	1,809
Muncie Sanitary District
5.00%, 07/01/2029	525	609
5.00%, 01/01/2030	665	776
Tender Option Bond Trust Receipts/Certificates
0.61%, 12/01/2028(2)(3)	1,700	1,700
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	429
5.00%, 01/15/2029	540	593
5.00%, 01/15/2030	700	768

Total Indiana		196,040

Iowa – 0.36%
City of Coralville IA
4.00%, 06/01/2026	415	426
4.00%, 06/01/2028	300	307
4.00%, 05/01/2030	905	898
4.00%, 06/01/2034	890	901
5.00%, 05/01/2036	735	812
5.00%, 05/01/2038	1,400	1,542
5.00%, 05/01/2040	2,260	2,485
5.00%, 05/01/2041	1,650	1,812
Dubuque Community School District
3.00%, 07/01/2036	600	614
3.00%, 07/01/2037	675	689
3.00%, 07/01/2038	500	509
Iowa Finance Authority
1.50%, 01/01/2042(2)	1,370	1,362
4.75%, 08/01/2042	1,180	1,186
5.00%, 05/15/2043	270	279
5.00%, 05/15/2048	825	847
5.25%, 12/01/2025	3,000	3,106
Iowa Higher Education Loan Authority
4.00%, 10/01/2030	380	400
4.00%, 10/01/2031	395	414
4.00%, 10/01/2032	140	146
4.00%, 10/01/2033	275	286
4.00%, 10/01/2036	325	333
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,090
5.00%, 12/01/2025	1,775	1,929
5.00%, 12/01/2028	1,640	1,860
Iowa Tobacco Settlement Authority
0.38%, 06/01/2030	215	215
PEFA, Inc.
5.00%, 09/01/2049(2)	14,550	15,728

Total Iowa		40,176

Kansas – 0.29%
City of Lenexa KS
5.00%, 05/15/2039	325	346
City of Manhattan KS
4.00%, 06/01/2026	315	325
4.00%, 06/01/2028	300	309
4.00%, 06/01/2036	500	500
City of Prairie Village KS
2.88%, 04/01/2030	440	393
3.13%, 04/01/2036	500	422
Johnson County Unified School District No 232 de Soto
5.00%, 09/01/2022	350	356
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325	7,358
5.00%, 11/15/2054(2)	4,710	5,646
5.00%, 11/15/2054(2)	14,000	16,142

Total Kansas		31,797

Kentucky – 1.73%
City of Ashland KY
4.00%, 02/01/2034	500	529
4.00%, 02/01/2038	620	653
5.00%, 02/01/2028	255	290
5.00%, 02/01/2032	395	451
City of Berea KY
0.38%, 06/01/2032(2)	1,700	1,700
City of Henderson KY
3.70%, 01/01/2032	5,000	5,026
4.45%, 01/01/2042	3,140	3,165
4.45%, 01/01/2042	4,380	4,414
4.70%, 01/01/2052	1,955	1,970
City of Russell KY
5.00%, 11/01/2022	3,200	3,269
County of Carroll KY
1.55%, 09/01/2042(2)	10,750	10,295
1.75%, 10/01/2034(2)	1,045	990
County of Trimble KY
1.30%, 09/01/2044(2)	3,000	2,746
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000	1,070
5.00%, 09/01/2025	1,250	1,370
Kentucky Economic Development Finance Authority
0.68%, 05/01/2034(2)	19,000	19,000
0.95%, 04/01/2031(2)	24,045	24,036
5.00%, 08/01/2030	2,160	2,476
5.00%, 05/15/2031	350	356
5.00%, 06/01/2037	325	358
5.00%, 06/01/2041	225	246
5.00%, 06/01/2045	1,000	1,087
5.00%, 12/01/2045	300	341
5.00%, 05/15/2046	500	497
5.00%, 12/01/2047	375	383
5.00%, 05/15/2051	325	320
5.25%, 06/01/2041	725	806
6.00%, 11/15/2036	275	265
6.25%, 11/15/2046	2,325	2,232
6.38%, 11/15/2051	250	243
Kentucky Housing Corp.
1.16%, 02/01/2023(2)	3,000	2,996
Kentucky Public Energy Authority
4.00%, 04/01/2048(2)	5,000	5,149
4.00%, 01/01/2049(2)	12,500	12,968
4.00%, 12/01/2049(2)	10,000	10,377
4.00%, 12/01/2049(2)	11,270	11,680
4.00%, 02/01/2050(2)	4,000	4,227
4.00%, 12/01/2050(2)	17,720	18,654
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,060	1,112
6.00%, 07/01/2053	970	1,020
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,671
5.00%, 04/01/2027	1,000	1,125
5.00%, 11/01/2027	2,435	2,730
5.00%, 05/01/2029	1,000	1,132
5.00%, 05/01/2029	1,025	1,170
5.00%, 11/01/2031	1,685	1,928
5.00%, 05/01/2032	270	309
Kentucky State University
3.00%, 11/01/2032	160	163
4.00%, 11/01/2038	500	548
4.00%, 11/01/2041	445	483
5.00%, 11/01/2029	250	293
5.00%, 11/01/2031	180	217
Louisville & Jefferson County Metropolitan Government
5.00%, 10/01/2023	1,565	1,638
5.00%, 12/01/2028	430	433
5.00%, 12/01/2029	1,250	1,258
5.00%, 10/01/2030	2,500	2,781
5.00%, 10/01/2032	430	477
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2037	1,200	1,390
5.00%, 10/01/2047(2)	740	825
5.00%, 10/01/2047(2)	1,100	1,269
5.00%, 10/01/2047(2)	2,165	2,256
Tender Option Bond Trust Receipts/Certificates
0.59%, 07/01/2037(2)(3)	800	800
0.63%, 02/15/2026(2)(3)	2,400	2,400
0.76%, 11/01/2060(2)(3)	4,500	4,500

Total Kentucky		190,563

Louisiana – 2.30%
City of Youngsville LA Sales Tax Revenue
4.00%, 05/01/2036	250	272
4.00%, 05/01/2038	250	271
4.00%, 05/01/2040	250	272
East Baton Rouge Sewerage Commission
5.00%, 02/01/2031	1,000	1,186
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000	1,096
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000	1,139
5.00%, 09/01/2028	960	1,113
5.00%, 09/01/2029	365	430
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,448
4.00%, 02/01/2036	750	815
4.00%, 02/01/2038	1,055	1,143
4.00%, 02/01/2039	3,110	3,363
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	5,462
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600	637
5.63%, 06/15/2048(3)	700	737
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(2)	7,420	7,120
3.00%, 10/01/2022	200	202
3.00%, 10/01/2023	125	127
3.50%, 11/01/2032	6,000	6,079
4.00%, 10/01/2024	125	131
4.00%, 10/01/2025	135	143
4.00%, 10/01/2026	150	160
5.00%, 10/01/2028	1,045	1,209
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(2)	2,500	2,483
1.65%, 09/01/2034(2)	4,500	4,469
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000	1,925
4.00%, 10/01/2036	765	794
4.00%, 10/01/2037	1,005	1,040
4.00%, 10/01/2038	310	320
4.00%, 10/01/2040	1,100	1,132
4.00%, 10/01/2041	1,175	1,207
5.00%, 12/15/2022	230	236
5.00%, 12/15/2023	335	352
5.00%, 12/15/2024	330	355
5.00%, 12/15/2025	275	302
5.00%, 12/15/2026	300	336
5.00%, 12/15/2028	250	284
5.00%, 12/15/2029	200	227
5.00%, 12/15/2030	150	170
5.00%, 05/15/2031	1,250	1,399
5.00%, 12/15/2031	390	441
5.00%, 05/15/2032	1,000	1,117
5.00%, 10/01/2032	275	314
5.00%, 05/15/2050(2)	7,500	8,100
Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2022	2,635	2,652
Mizuho Floater/Residual Trust
0.76%, 06/01/2033(2)(3)	1,200	1,200
New Orleans Aviation Board
5.00%, 01/01/2023	50	51
5.00%, 01/01/2024	55	58
5.00%, 01/01/2024	1,525	1,600
5.00%, 01/01/2027	850	904
5.00%, 01/01/2028	155	170
5.00%, 01/01/2029	810	860
5.00%, 01/01/2030	275	301
5.00%, 01/01/2033	740	807
5.00%, 01/01/2033	2,600	2,939
5.00%, 01/01/2034	170	185
5.00%, 01/01/2034	750	817
5.00%, 01/01/2034	2,750	3,106
5.00%, 01/01/2036	500	544
5.00%, 01/01/2037	500	544
5.00%, 01/01/2040	1,540	1,626
5.00%, 01/01/2040	9,890	10,443
Parish of St James LA
0.65%, 11/01/2040(2)	91,725	91,725
6.10%, 06/01/2038(2)(3)	1,000	1,181
6.10%, 12/01/2040(2)(3)	1,930	2,279
6.35%, 07/01/2040(3)	3,015	3,566
6.35%, 10/01/2040(3)	440	520
Parish of St John the Baptist LA
2.00%, 06/01/2037(2)	5,785	5,755
2.10%, 06/01/2037(2)	5,995	5,906
2.13%, 06/01/2037(2)	8,175	8,057
2.20%, 06/01/2037(2)	2,475	2,394
2.38%, 06/01/2037(2)	1,000	974
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750	855
5.00%, 04/01/2035	420	478
5.00%, 04/01/2037	500	567
Regional Transit Authority Sales Tax Revenue
5.00%, 01/01/2035	6,080	7,267
State of Louisiana
4.00%, 05/01/2032	5,000	5,233
4.00%, 02/01/2033	10,000	10,389
4.00%, 05/01/2034	10,685	11,166
5.00%, 09/01/2030	1,200	1,435
5.00%, 09/01/2031	1,475	1,756
5.00%, 09/01/2032	1,480	1,754

Total Louisiana		253,622

Maine – 0.12%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2035	250	276
4.00%, 07/01/2041	1,480	1,527
4.00%, 07/01/2046	330	338
5.00%, 07/01/2032	550	663
5.00%, 07/01/2034	850	1,019
5.00%, 07/01/2034	1,000	1,179
5.00%, 07/01/2041	1,235	1,333
5.00%, 07/01/2043	610	635
5.00%, 07/01/2046	1,735	1,859
Maine Municipal Bond Bank
5.00%, 11/01/2033	650	741
Maine Turnpike Authority
5.00%, 07/01/2032	885	1,051
5.00%, 07/01/2034	900	1,064
Tender Option Bond Trust Receipts/Certificates
0.63%, 07/01/2028(2)(3)	1,900	1,900

Total Maine		13,585

Maryland – 1.58%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,574
4.00%, 07/01/2037	790	851
4.00%, 07/01/2037	1,235	1,330
4.00%, 07/01/2039	605	650
5.00%, 09/01/2023	1,000	1,007
5.00%, 07/01/2026	720	807
5.00%, 07/01/2029	4,770	5,366
5.00%, 09/01/2030	3,000	3,053
5.00%, 09/01/2031	1,000	1,017
5.00%, 09/01/2032	1,000	1,017
5.00%, 09/01/2036	2,790	2,830
5.00%, 09/01/2046	2,500	2,522
City of Gaithersburg MD
5.00%, 01/01/2027	1,335	1,445
5.00%, 01/01/2033	130	139
5.00%, 01/01/2036	85	91
City of Rockville MD
5.00%, 11/01/2042	2,250	2,314
5.00%, 11/01/2047	1,885	1,928
City of Westminster MD
6.25%, 07/01/2044	1,100	1,156
County of Baltimore MD
4.00%, 03/01/2033	2,000	2,175
4.00%, 03/01/2036	5,075	5,523
5.00%, 10/01/2023	2,495	2,616
5.00%, 03/01/2024	1,100	1,167
County of Montgomery MD
5.00%, 10/01/2024	1,210	1,303
5.38%, 07/01/2048	625	635
County of Prince George’s MD
4.00%, 08/01/2029	4,035	4,157
5.13%, 07/01/2039(3)	1,500	1,570
County of Washington MD
4.00%, 05/01/2036	1,500	1,444
4.00%, 05/01/2042	3,225	2,989
Maryland Community Development Administration
2.60%, 09/01/2022	1,215	1,222
2.70%, 03/01/2023	1,480	1,493
2.75%, 09/01/2023	465	471
2.85%, 03/01/2024	1,180	1,195
2.95%, 03/01/2025	1,400	1,423
3.00%, 09/01/2051	20,000	20,089
3.10%, 03/01/2026	670	681
3.25%, 03/01/2027	2,170	2,224
3.50%, 03/01/2050	985	1,005
4.00%, 09/01/2049	1,025	1,060

Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225	1,186
4.00%, 06/01/2038	350	315
4.00%, 09/01/2040	410	408
4.00%, 09/01/2050	2,245	2,180
5.00%, 06/01/2023	215	222
5.00%, 07/01/2027	1,100	1,107
5.00%, 06/01/2028	2,000	2,274
5.00%, 07/01/2028	100	107
5.00%, 07/01/2029	75	80
5.00%, 06/01/2035	1,415	1,582
5.00%, 07/01/2036	100	105
5.00%, 06/01/2049	1,350	1,482
5.00%, 06/01/2058	600	603
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	125
4.00%, 06/01/2046	860	868
4.00%, 06/01/2051	1,435	1,443
4.00%, 06/01/2055	895	896
5.00%, 07/01/2024	535	571
5.00%, 07/01/2024	745	794
5.00%, 07/01/2030	600	663
5.00%, 07/01/2032	750	828
5.00%, 07/01/2035	75	83
5.00%, 08/15/2038	1,945	2,091
5.00%, 07/01/2043	500	547
5.00%, 07/01/2045	2,000	2,146
5.00%, 07/01/2045(2)	2,075	2,321
5.00%, 07/01/2048	1,000	1,089
5.50%, 01/01/2029	1,500	1,671
5.50%, 01/01/2030	1,750	1,947
5.50%, 01/01/2046	1,290	1,425
Maryland Stadium Authority
5.00%, 05/01/2032	765	847
5.00%, 05/01/2041	5,000	5,589
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2046	3,000	3,150
Maryland State Transportation Authority
5.00%, 07/01/2023	500	521
5.00%, 07/01/2024	1,000	1,067
5.00%, 07/01/2030	4,655	5,298
5.00%, 07/01/2031	1,665	2,022
5.00%, 07/01/2034	1,550	1,842
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	666
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,249
State of Maryland
3.00%, 08/01/2027	6,490	6,775
5.00%, 08/01/2024	1,450	1,554
State of Maryland Department of Transportation
3.00%, 10/01/2031	6,000	6,191
5.00%, 12/01/2022	705	722
5.00%, 12/01/2023	815	840
5.00%, 10/01/2026	11,570	13,071
5.00%, 12/01/2027	1,205	1,342
5.00%, 12/01/2028	1,335	1,567
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000	5,196

Total Maryland		174,207

Massachusetts – 1.71%
Boston Water & Sewer Commission
3.75%, 11/01/2037	13,450	13,643
Bridgewater-Raynham Regional School District/MA
4.00%, 02/01/2027	1,655	1,802
City of Boston MA
5.00%, 04/01/2023	2,095	2,166
Commonwealth of Massachusetts
1.70%, 08/01/2043(2)	1,750	1,752
4.00%, 11/01/2037	2,500	2,735
5.00%, 07/01/2022	485	490
5.00%, 11/01/2022	1,900	1,941
5.00%, 09/01/2023	2,500	2,615
5.00%, 09/01/2025	6,400	7,044
5.00%, 07/01/2028	350	391
5.00%, 12/01/2030	1,500	1,685
5.00%, 07/01/2036	12,630	13,772
5.00%, 04/01/2037	3,850	4,306
5.00%, 03/01/2046	205	216
5.00%, 05/01/2049	2,665	3,047
5.50%, 12/01/2022	1,195	1,228
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2034	4,930	5,645
5.00%, 06/01/2035	4,000	4,578
5.00%, 06/01/2036	3,845	4,391
5.00%, 06/01/2040	7,435	8,500
Massachusetts Development Finance Agency
4.00%, 07/15/2036	8,525	9,103
5.00%, 07/15/2022	355	359
5.00%, 07/01/2023	900	937
5.00%, 10/01/2024	2,020	2,167
5.00%, 07/01/2025	1,090	1,184
5.00%, 10/01/2025	905	981
5.00%, 07/01/2026	1,140	1,265
5.00%, 10/01/2026	955	1,054
5.00%, 10/01/2028	475	548
5.00%, 10/01/2029	405	474
5.00%, 07/01/2030	590	674
5.00%, 01/01/2031	475	519
5.00%, 10/01/2031	355	420
5.00%, 01/01/2032	635	693
5.00%, 07/01/2032	500	554
5.00%, 01/01/2033	540	589
5.00%, 07/15/2033(3)	315	359
5.00%, 01/01/2034	710	773
5.00%, 07/01/2034	500	552
5.00%, 07/15/2034(3)	270	307
5.00%, 01/01/2035	745	811
5.00%, 07/15/2035(3)	275	312
5.00%, 01/01/2036	1,100	1,196
5.00%, 07/15/2036(3)	465	528
5.00%, 07/15/2037(3)	490	556
5.00%, 10/01/2037(3)	500	532

5.00%, 07/01/2038(2)	8,525	9,012
5.00%, 01/01/2040	755	827
5.00%, 10/01/2041	825	889
5.00%, 07/15/2046(3)	1,000	1,117
5.00%, 10/01/2047(3)	1,375	1,461
5.00%, 10/01/2048	1,750	1,824
5.00%, 10/01/2048	9,700	10,379
5.00%, 10/01/2057(3)	1,000	1,062
5.13%, 11/15/2046(3)	800	876
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,700	2,454
5.00%, 07/01/2023	200	208
5.00%, 07/01/2024	575	606
5.00%, 07/01/2024	2,190	2,307
5.00%, 07/01/2025	825	889
5.00%, 07/01/2025	850	912
5.00%, 07/01/2026	5,000	5,463
5.00%, 07/01/2027	1,500	1,665
5.00%, 07/01/2028	1,250	1,406
5.00%, 07/01/2029	1,600	1,822
5.00%, 07/01/2030	1,425	1,641
Massachusetts Housing Finance Agency
1.06% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(1)	9,540	9,540
Massachusetts Port Authority
5.00%, 07/01/2024	835	884
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500	1,622
5.00%, 08/15/2030	2,000	2,029
5.00%, 08/15/2037	10,000	10,882
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(2)	6,830	6,992

Total Massachusetts		188,163

Michigan – 2.90%
Avondale School District
5.00%, 11/01/2022	600	613
5.00%, 11/01/2023	680	713
5.00%, 11/01/2024	800	860
5.00%, 11/01/2025	785	865
5.00%, 11/01/2026	765	862
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	825
5.00%, 02/15/2037	1,695	1,843
City of Detroit MI
5.00%, 04/01/2022	835	835
5.00%, 04/01/2023	750	768
5.00%, 04/01/2024	900	938
5.00%, 04/01/2025	900	954
5.00%, 04/01/2034	1,000	1,078
5.00%, 04/01/2035	1,700	1,860
5.00%, 04/01/2036	300	328
5.50%, 04/01/2031	560	641
5.50%, 04/01/2033	470	536
5.50%, 04/01/2035	350	398
5.50%, 04/01/2037	465	528
5.50%, 04/01/2039	645	731
5.50%, 04/01/2045	750	844
5.50%, 04/01/2050	605	677
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050	4,092
City of Greenville MI
4.00%, 06/01/2025	245	258
4.00%, 06/01/2029	285	313
4.00%, 06/01/2035	715	781
City of Royal Oak MI
5.00%, 04/01/2029	500	582
5.00%, 04/01/2031	1,045	1,214
City of Saginaw MI Water Supply System Revenue
4.00%, 07/01/2034	355	392
4.00%, 07/01/2035	185	204
4.00%, 07/01/2036	195	215
City of Taylor MI
4.00%, 03/01/2030	490	542
4.00%, 03/01/2031	390	434
4.00%, 03/01/2034	570	625
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2022	800	813
5.00%, 10/01/2023	500	520
5.00%, 10/01/2024	765	818
Clarkston Community Schools
5.00%, 05/01/2022	445	446
County of Jackson MI
4.00%, 05/01/2034	610	667
County of Kent MI
5.00%, 06/01/2028	700	786
Dearborn School District
5.00%, 05/01/2035	1,080	1,258
Detroit City School District
5.25%, 05/01/2030	3,345	4,053
Detroit Downtown Development Authority
5.00%, 07/01/2037	540	570
5.00%, 07/01/2038	1,000	1,055
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,715
5.00%, 01/01/2051	1,345	1,531
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075	1,168
5.00%, 11/01/2037	1,750	2,024
5.00%, 11/01/2038	1,000	1,155
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,311
5.00%, 07/01/2036	1,000	1,106
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000	1,041
Karegnondi Water Authority
5.00%, 11/01/2036	1,300	1,473
5.25%, 11/01/2040	130	136
Kentwood Economic Development Corp.
4.00%, 11/15/2043	1,000	1,014
4.00%, 11/15/2045	750	757
Lake Orion Community School District
5.00%, 05/01/2025	3,275	3,553
Lansing Board of Water & Light
2.00%, 07/01/2051(2)	2,450	2,450

Michigan Finance Authority
1.20%, 10/15/2030(2)	1,900	1,719
1.20%, 10/15/2038(2)	18,900	17,140
1.25%, 06/01/2030	395	378
3.50%, 11/01/2023	5,500	5,553
3.75%, 11/01/2024	5,500	5,556
3.75%, 11/15/2049(2)	3,600	3,804
4.00%, 06/01/2023	1,000	1,020
4.00%, 12/01/2035	1,500	1,579
4.00%, 12/01/2036	6,610	6,941
5.00%, 07/01/2022	1,235	1,246
5.00%, 11/15/2022	275	281
5.00%, 10/01/2023	1,000	1,016
5.00%, 10/01/2024	3,000	3,218
5.00%, 11/01/2024	750	806
5.00%, 11/01/2025	400	440
5.00%, 11/01/2025	1,000	1,100
5.00%, 06/01/2026	2,000	2,182
5.00%, 11/01/2026	500	562
5.00%, 12/01/2026	1,190	1,337
5.00%, 06/01/2027	690	764
5.00%, 11/01/2027	500	571
5.00%, 06/01/2028	2,380	2,670
5.00%, 06/01/2029	1,500	1,701
5.00%, 12/01/2029	500	567
5.00%, 06/01/2030	1,725	1,976
5.00%, 07/01/2030	600	652
5.00%, 10/01/2030	800	858
5.00%, 06/01/2031	2,895	3,322
5.00%, 06/01/2032	280	320
5.00%, 08/01/2032	850	901
5.00%, 11/15/2032	1,445	1,599
5.00%, 06/01/2033	510	583
5.00%, 07/01/2033	350	378
5.00%, 06/01/2040	900	1,001
5.00%, 12/01/2041	3,000	3,413
5.00%, 12/01/2044(2)	2,550	2,752
5.00%, 06/01/2049	2,500	2,706
Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	430	454
Michigan State Building Authority
5.00%, 04/15/2022	1,250	1,252
5.00%, 04/15/2035	1,250	1,476
Michigan State Hospital Finance Authority
2.40%, 11/15/2047(2)	850	854
4.00%, 11/15/2047(2)	4,505	4,691
4.00%, 11/15/2047(2)	9,750	9,983
5.00%, 12/01/2022	125	128
5.00%, 12/01/2023	1,150	1,208
5.00%, 12/01/2024	275	296
5.00%, 12/01/2025	700	770
5.00%, 12/01/2027	415	474
Michigan State Housing Development Authority
3.00%, 06/01/2052	2,220	2,231
3.50%, 12/01/2050	1,020	1,042
Michigan Strategic Fund
1.80%, 10/01/2049(2)	2,075	2,075
4.00%, 10/01/2061(2)	3,520	3,682
5.00%, 06/30/2025	2,000	2,137
5.00%, 12/31/2025	2,595	2,798
5.00%, 06/30/2026	2,800	3,039
5.00%, 12/31/2026	355	388
5.00%, 06/30/2032	150	166
Michigan Technological University
4.00%, 10/01/2051	1,255	1,343
5.00%, 10/01/2025	400	440
5.00%, 10/01/2026	270	303
5.00%, 10/01/2027	595	680
5.00%, 10/01/2028	890	1,034
5.00%, 10/01/2029	2,000	2,354
5.00%, 10/01/2030	355	423
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	2,300	269
Milan Area Schools
5.00%, 05/01/2023	245	253
Oakland University
5.00%, 03/01/2041	2,190	2,394
Portage Public Schools
5.00%, 11/01/2028	1,000	1,115
Richfield Public School Academy
2.50%, 09/01/2025	235	221
Romeo Community School District
4.00%, 05/01/2023	265	271
4.00%, 05/01/2024	275	286
4.00%, 05/01/2025	465	491
4.00%, 05/01/2026	180	193
4.00%, 05/01/2027	325	353
4.00%, 05/01/2033	525	595
4.00%, 05/01/2034	540	611
4.00%, 05/01/2035	755	853
4.00%, 05/01/2036	780	880
4.00%, 05/01/2037	815	911
4.00%, 05/01/2038	1,255	1,400
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320	10,809
Royal Oak School District
5.00%, 05/01/2023	600	622
5.00%, 05/01/2024	600	637
Saginaw City School District
4.00%, 05/01/2028	1,035	1,137
4.00%, 05/01/2031	1,290	1,457
4.00%, 05/01/2034	1,035	1,150
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	931
5.00%, 07/01/2028	435	498
State of Michigan
5.00%, 03/15/2023	2,000	2,062
5.00%, 03/15/2025	1,145	1,244
State of Michigan Trunk Line Revenue
4.00%, 11/15/2046	30,000	32,196
5.00%, 11/15/2036	7,550	9,039
Summit Academy North
2.25%, 11/01/2026	545	509
4.00%, 11/01/2031	785	783

Tender Option Bond Trust Receipts/Certificates
0.57%, 10/15/2051(2)(3)	800	800
0.63%, 11/15/2024(2)(3)	1,400	1,400
University of Michigan
5.00%, 04/01/2024	1,670	1,773
5.00%, 04/01/2033	560	688
Van Buren Public Schools
4.00%, 11/01/2036	1,085	1,187
4.00%, 11/01/2037	1,925	2,098
4.00%, 11/01/2038	2,005	2,183
Wayne County Airport Authority
5.00%, 12/01/2022	200	205
5.00%, 12/01/2023	250	262
5.00%, 12/01/2023	400	420
5.00%, 12/01/2023	550	576
5.00%, 12/01/2024	375	402
5.00%, 12/01/2024	500	533
5.00%, 12/01/2025	600	650
5.00%, 12/01/2025	1,000	1,089
5.00%, 12/01/2027	4,055	4,414
5.00%, 12/01/2031	350	391
5.00%, 12/01/2032	1,400	1,484
5.00%, 12/01/2033	325	362
5.00%, 12/01/2034	1,310	1,512
5.00%, 12/01/2039	1,675	1,914
5.00%, 12/01/2040	2,000	2,319
5.00%, 12/01/2040	4,000	4,363
5.00%, 12/01/2041	1,000	1,158
5.00%, 12/01/2042	900	987
5.00%, 12/01/2042	1,000	1,022
5.00%, 12/01/2046	4,250	4,850
5.00%, 12/01/2047	1,000	1,090
Wayne-Westland Community Schools
4.00%, 11/01/2034	3,705	4,160
4.00%, 11/01/2036	4,305	4,822
4.00%, 11/01/2038	4,205	4,659
5.00%, 11/01/2022	190	194
5.00%, 11/01/2023	80	84
5.00%, 11/01/2024	185	199
5.00%, 11/01/2025	95	105
5.00%, 11/01/2026	1,000	1,126
5.00%, 11/01/2027	600	687
5.00%, 11/01/2029	585	683

Total Michigan		320,123

Minnesota – 0.53%
City of Deephaven MN
5.00%, 10/01/2037	1,250	1,256
5.00%, 10/01/2049	2,200	2,184
City of Independence MN
4.00%, 07/01/2041	1,500	1,441
City of Minneapolis MN
4.00%, 11/15/2036	1,125	1,228
4.00%, 11/15/2037	1,625	1,769
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100	1,125
City of Moorhead MN
5.00%, 12/01/2025	775	814
City of Rochester MN
5.00%, 12/01/2025	900	917
5.00%, 11/15/2057	2,530	2,949
5.25%, 12/01/2038	1,000	987
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(2)(3)	2,280	2,344
Duluth Economic Development Authority
5.00%, 02/15/2033	500	567
5.00%, 02/15/2034	750	850
5.00%, 02/15/2037	1,250	1,413
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	609
Minneapolis Special School District No 1
4.00%, 02/01/2039	960	1,049
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2037	3,500	3,913
Minnesota Housing Finance Agency
3.00%, 07/01/2051	735	739
3.00%, 01/01/2052	2,860	2,874
3.00%, 07/01/2052	10,000	10,044
Minnesota Rural Water Finance Authority, Inc.
0.25%, 08/01/2022	1,500	1,494
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895	4,218
5.00%, 02/01/2026	2,315	2,564
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185	3,358
State of Minnesota
5.00%, 08/01/2023	1,465	1,528
5.00%, 08/01/2029	2,000	2,189
Tender Option Bond Trust Receipts/Certificates
0.65%, 11/15/2026(2)(3)	2,025	2,025
0.76%, 12/01/2061(2)(3)	2,175	2,175

Total Minnesota		58,623

Mississippi – 0.17%
Mississippi Development Bank
4.00%, 10/01/2034(3)	1,825	1,897
4.00%, 10/01/2041(3)	1,640	1,690
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	1,045
5.00%, 01/01/2033	1,750	2,009
5.00%, 10/01/2035	700	809
5.00%, 10/01/2036	2,000	2,308
5.00%, 10/01/2040(2)	4,215	4,657
5.00%, 09/01/2044(2)	2,000	2,168
State of Mississippi
4.00%, 10/01/2039	1,450	1,566
5.00%, 10/01/2030	1,000	1,146

Total Mississippi		19,295

Missouri – 0.88%
Belton School District No 124
5.00%, 03/01/2028	250	288
5.50%, 03/01/2033	500	578
5.50%, 03/01/2036	500	578

Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500	551
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	316
5.00%, 01/01/2031	135	156
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	432
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580	1,738
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	335
4.00%, 02/15/2034	500	536
4.00%, 07/01/2035	1,500	1,647
4.00%, 02/15/2037	425	452
4.00%, 02/15/2039	990	1,045
4.00%, 02/01/2040	100	103
5.00%, 06/01/2025	7,000	7,607
5.00%, 04/01/2027	1,705	1,873
5.00%, 02/01/2029	1,000	1,083
5.00%, 02/01/2035	1,000	1,061
5.00%, 02/01/2036	200	213
5.00%, 08/01/2040	1,145	1,199
5.00%, 10/01/2042	6,370	7,151
5.00%, 10/01/2046	6,000	6,844
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90	83
4.38%, 11/15/2035	230	205
4.75%, 11/15/2047	1,250	1,087
Kansas City Industrial Development Authority
4.00%, 03/01/2050	3,750	3,823
4.00%, 03/01/2057	6,250	6,378
5.00%, 03/01/2025	1,250	1,348
5.00%, 03/01/2025	2,000	2,136
5.00%, 03/01/2026	4,395	4,780
5.00%, 03/01/2027	2,955	3,309
5.00%, 03/01/2028	3,350	3,757
Missouri Development Finance Board
0.39%, 06/01/2037(2)	13,275	13,275
Missouri Housing Development Commission
3.25%, 05/01/2051	3,400	3,448
4.00%, 05/01/2050	275	284
Mizuho Floater/Residual Trust
0.76%, 06/01/2033(2)(3)	405	405
St Louis County Industrial Development Authority
5.00%, 12/01/2025	605	629
5.00%, 09/01/2038	500	527
5.00%, 09/01/2048	1,700	1,754
5.13%, 08/15/2045	200	203
5.13%, 09/01/2048	2,590	2,703
5.50%, 09/01/2033	1,000	1,030
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,079
5.38%, 06/01/2043	2,000	2,162
St Louis School District
4.00%, 04/01/2023	5,380	5,493
Tender Option Bond Trust Receipts/Certificates
0.63%, 05/15/2041(2)(3)	1,100	1,100
Washington Industrial Development Authority
2.50%, 11/01/2029	275	254

Total Missouri		97,038

Montana – 0.12%
City of Kalispell MT
5.25%, 05/15/2037	765	798
5.25%, 05/15/2047	500	515
5.25%, 05/15/2052	50	51
County of Gallatin MT
4.00%, 10/15/2032(3)	1,770	1,697
4.00%, 10/15/2036(3)	2,965	2,780
4.00%, 10/15/2041(3)	1,800	1,652
4.00%, 10/15/2046(3)	1,160	1,027
4.00%, 10/15/2051(3)	950	817
Fergus County School District No 1
4.00%, 07/01/2036	240	266
Mizuho Floater/Residual Trust
0.76%, 06/01/2034(2)(3)	1,000	1,000
Montana Board of Housing
4.00%, 12/01/2047	225	230
4.00%, 06/01/2050	155	161
Tender Option Bond Trust Receipts/Certificates
0.57%, 06/01/2050(2)(3)	1,700	1,700

Total Montana		12,694

Nebraska – 0.66%
Ashland-Greenwood Public Schools
4.00%, 12/15/2034	1,000	1,128
4.00%, 12/15/2037	1,340	1,505
4.00%, 12/15/2039	1,000	1,116
Central Plains Energy Project
4.00%, 12/01/2049(2)	32,420	33,989
5.00%, 09/01/2033	1,500	1,740
5.00%, 09/01/2035	930	1,086
5.00%, 03/01/2050(2)	5,000	5,200
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425	464
Hershey Public Schools
4.00%, 12/15/2026	400	433
4.00%, 12/15/2028	640	687
Nebraska Investment Finance Authority
3.00%, 09/01/2045	2,005	2,015
3.50%, 09/01/2050	855	874
3.75%, 09/01/2049	860	880
4.00%, 09/01/2049	705	727
Nebraska Public Power District
0.60%, 01/01/2051(2)	16,920	16,630
5.00%, 01/01/2024	2,455	2,589
Omaha Airport Authority
5.00%, 12/15/2031	515	570
Southeast Community College Area
4.00%, 03/15/2036	250	266
4.00%, 03/15/2042	400	423
Tender Option Bond Trust Receipts/Certificates
0.57%, 07/15/2059(2)(3)	800	800

Total Nebraska		73,122

Nevada – 1.15%
Carson City NV
5.00%, 09/01/2026	550	610
City of Henderson NV
4.00%, 06/01/2035	900	997
4.00%, 06/01/2036	925	1,023
4.00%, 06/01/2038	3,540	3,893
5.00%, 06/01/2037	3,230	3,806
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	450	454
4.00%, 06/01/2049	1,095	1,070
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	900	951
City of Las Vegas NV Special Improvement District No 816
2.00%, 06/01/2023	150	149
2.75%, 06/01/2036	420	362
3.00%, 06/01/2041	630	532
3.13%, 06/01/2046	1,300	1,061
City of North Las Vegas NV
4.00%, 06/01/2029	665	734
4.00%, 06/01/2030	695	771
4.00%, 06/01/2036	1,500	1,580
5.00%, 06/01/2027	605	688
5.00%, 06/01/2028	635	733
City of Reno NV
0.00%, 07/01/2058(3)	2,000	249
5.00%, 06/01/2038	150	167
City of Sparks NV
2.50%, 06/15/2024(3)	1,300	1,291
Clark County School District
4.00%, 06/15/2034	5,000	5,321
4.00%, 06/15/2038	775	835
5.00%, 06/15/2023	370	384
5.00%, 06/15/2023	1,665	1,729
5.00%, 06/15/2024	4,500	4,791
5.00%, 06/15/2025	25	27
5.00%, 06/15/2025	6,060	6,603
5.00%, 06/15/2026	3,670	4,092
5.00%, 06/15/2029	4,080	4,698
5.00%, 06/15/2035	500	591
County of Clark Department of Aviation
5.00%, 07/01/2024	3,320	3,520
5.00%, 07/01/2028	630	670
5.00%, 07/01/2030	730	776
5.00%, 07/01/2035	7,000	8,286
5.00%, 07/01/2036	2,250	2,651
County of Clark NV
1.65%, 01/01/2036(2)	1,560	1,558
5.00%, 11/01/2028	3,000	3,370
5.00%, 06/01/2032	3,000	3,458
5.00%, 12/01/2032	5,385	6,263
5.00%, 06/01/2035	2,070	2,372
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2024	1,370	1,452
5.00%, 07/01/2025	2,220	2,396
County of Washoe NV
2.05%, 03/01/2036(2)	4,500	4,501
2.05%, 03/01/2036(2)	5,000	5,001
3.00%, 03/01/2036(2)	700	701
Henderson Local Improvement Districts
2.00%, 09/01/2024	120	118
3.00%, 09/01/2036	175	152
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600	672
5.00%, 07/01/2043	2,500	2,813
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000	1,079
5.00%, 06/15/2040	685	733
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000	1,057
4.00%, 06/01/2035	4,295	4,792
5.00%, 06/01/2039	2,815	3,018
Mizuho Floater/Residual Trust
0.76%, 08/01/2050(2)(3)	12,700	12,700
Nevada Housing Division
4.00%, 10/01/2049	460	476
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	513
4.00%, 07/01/2026	1,540	1,588

Total Nevada		126,878

New Hampshire – 0.32%
New Hampshire Business Finance Authority
0.89% (SIFMA Municipal Swap Index Yield + 0.38%), 10/01/2033(1)	7,520	7,481
3.75%, 07/01/2045(2)(3)	1,000	964
4.00%, 08/15/2039	1,100	1,178
4.00%, 01/01/2041	2,000	2,029
4.00%, 01/01/2051	3,000	3,000
4.13%, 01/20/2034	4,965	5,301
5.00%, 01/01/2024	720	756
5.00%, 08/15/2029	750	871
5.25%, 07/01/2039(3)	240	235
5.63%, 07/01/2046(3)	125	125
5.75%, 07/01/2054(3)	315	316
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115	120
5.00%, 07/01/2023	500	520
5.00%, 08/01/2027	1,575	1,797
5.00%, 10/01/2028	1,580	1,756
5.00%, 07/01/2030	390	445
5.00%, 08/01/2030	305	349
5.00%, 10/01/2032	2,825	3,103
5.00%, 10/01/2038	425	465
5.00%, 07/01/2044	3,040	3,319
5.25%, 07/01/2027(3)(4)	550	275
6.13%, 07/01/2052(3)(4)	245	123
6.25%, 07/01/2042(3)(4)	700	350

Total New Hampshire		34,878

New Jersey – 4.07%
Atlantic County Improvement Authority
4.00%, 07/01/2037	460	495
Borough of Mountainside NJ
2.00%, 04/29/2022	2,400	2,402
Borough of Roseland NJ
1.50%, 07/20/2022	2,346	2,347
2.00%, 04/29/2022	3,300	3,302

Camden County Improvement Authority
5.00%, 01/15/2028	500	564
5.00%, 01/15/2029	1,000	1,126
5.00%, 01/15/2033	500	559
City of Millville NJ
2.00%, 05/04/2022	5,300	5,304
City of Newark NJ
1.25%, 07/25/2022	1,400	1,400
1.25%, 10/03/2022	2,000	1,998
1.25%, 10/03/2022	2,000	1,998
5.00%, 10/01/2026	700	776
5.00%, 10/01/2027	750	846
Clifton Board Of Education
2.13%, 08/15/2044	900	694
County of Hudson NJ
3.00%, 11/15/2025	4,000	4,128
County of Union NJ
3.00%, 03/01/2026	3,000	3,092
Essex County Improvement Authority
4.00%, 08/01/2038	305	326
4.00%, 08/01/2039	320	342
4.00%, 08/01/2040	335	357
4.00%, 08/01/2041	350	373
Garden State Preservation Trust
5.75%, 11/01/2028	2,000	2,292
Gloucester County Improvement Authority
4.00%, 07/01/2039	750	801
4.00%, 07/01/2040	525	560
5.00%, 07/01/2037	1,130	1,313
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,224
4.00%, 01/01/2037	855	929
5.00%, 10/01/2026	1,500	1,685
5.00%, 10/01/2027	1,000	1,145
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000	2,187
New Jersey Economic Development Authority
1.20%, 11/01/2034(2)	3,000	2,971
2.20%, 10/01/2039(2)	1,400	1,354
3.13%, 07/01/2029	445	446
4.00%, 06/15/2023	1,200	1,227
4.00%, 06/15/2035	500	523
4.00%, 06/15/2037	600	624
4.00%, 06/15/2038	600	621
4.00%, 11/01/2038	825	855
4.00%, 11/01/2039	1,000	1,034
4.00%, 06/15/2040	1,000	1,030
4.00%, 11/01/2044	1,000	1,022
4.00%, 08/01/2059	355	364
5.00%, 06/15/2022	200	201
5.00%, 06/15/2022	1,200	1,210
5.00%, 01/01/2023	400	408
5.00%, 03/01/2023	4,160	4,274
5.00%, 03/01/2024	2,405	2,443
5.00%, 06/15/2024	2,000	2,114
5.00%, 06/15/2025	5,190	5,598
5.00%, 03/01/2026	2,000	2,050
5.00%, 06/01/2026	900	1,001
5.00%, 06/15/2026	470	507
5.00%, 06/15/2028	605	610
5.00%, 06/15/2029	1,000	1,008
5.00%, 06/15/2029	1,000	1,134
5.00%, 01/01/2030	500	514
5.00%, 06/15/2030	455	485
5.00%, 06/15/2030	4,000	4,486
5.00%, 11/01/2030	1,315	1,487
5.00%, 01/01/2031	500	523
5.00%, 11/01/2031	2,200	2,480
5.00%, 06/15/2032	370	394
5.00%, 06/15/2033	5,000	5,625
5.00%, 07/01/2033	2,875	3,143
5.00%, 06/15/2034	1,000	1,123
5.00%, 06/15/2035	1,595	1,770
5.00%, 10/01/2037	5,185	5,627
5.00%, 06/15/2038	10,200	10,599
5.00%, 10/01/2039(3)	355	332
5.00%, 01/01/2040(3)	540	485
5.00%, 10/01/2047	8,450	9,065
5.00%, 01/01/2048	2,000	2,034
5.00%, 06/15/2054(3)	3,250	3,325
5.00%, 08/01/2059	1,000	1,110
5.13%, 01/01/2034	705	735
5.13%, 06/15/2043	2,450	2,461
5.25%, 09/01/2024(3)	35,925	38,351
5.25%, 09/01/2025(3)	1,605	1,746
5.25%, 01/01/2044	190	186
5.50%, 01/01/2027	500	526
5.50%, 06/15/2030	2,000	2,302
5.63%, 11/15/2030	2,095	2,215
5.63%, 11/15/2030	2,230	2,358
5.63%, 01/01/2052	2,000	2,092
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930	961
5.00%, 07/01/2023	3,390	3,513
5.00%, 07/01/2029	1,500	1,626
5.00%, 07/01/2032	4,920	5,330
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	2,850	3,106
5.00%, 07/01/2022	540	545
5.00%, 07/01/2023	140	145
5.00%, 07/01/2023	530	552
5.00%, 07/01/2024	110	117
5.00%, 07/01/2024	1,470	1,484
5.00%, 07/01/2025	120	131
5.00%, 07/01/2026	40	45
5.00%, 07/01/2027	60	67
5.00%, 07/01/2028	155	174
5.00%, 07/01/2030	165	184
5.00%, 07/01/2033	500	552
5.00%, 07/01/2041	815	894
5.00%, 07/01/2042(2)	2,755	3,013
5.00%, 07/01/2043(2)	2,250	2,391
5.00%, 07/01/2045(2)	3,705	4,128
5.00%, 07/01/2046	2,375	2,551

New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2023	300	314
5.00%, 12/01/2023	460	483
5.00%, 12/01/2024	745	800
5.00%, 12/01/2024	1,000	1,072
5.00%, 12/01/2025	490	537
5.00%, 12/01/2025	535	583
5.00%, 12/01/2025	1,000	1,092
5.00%, 12/01/2025	2,600	2,835
5.00%, 12/01/2026	1,330	1,476
5.00%, 12/01/2026	1,550	1,720
5.00%, 12/01/2027	1,455	1,633
5.00%, 12/01/2027	1,470	1,650
5.00%, 12/01/2044	1,000	1,016
New Jersey Housing & Mortgage Finance Agency
3.55%, 04/01/2027	1,840	1,846
3.65%, 04/01/2028	1,330	1,340
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,833
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,263
0.00%, 12/15/2026	3,000	2,618
0.00%, 12/15/2027	3,260	2,736
0.00%, 12/15/2028	980	793
0.00%, 12/15/2028	1,020	825
0.00%, 12/15/2030	2,000	1,497
0.00%, 12/15/2030	2,000	1,510
0.00%, 12/15/2031	2,075	1,506
4.00%, 06/15/2037	2,250	2,339
4.00%, 06/15/2039	1,050	1,084
4.00%, 06/15/2039	2,000	2,063
4.00%, 06/15/2040	1,820	1,873
4.00%, 06/15/2040	6,000	6,171
4.00%, 06/15/2040	6,550	6,740
4.00%, 06/15/2042	1,140	1,164
4.00%, 06/15/2046	1,585	1,609
4.00%, 06/15/2050	1,580	1,596
4.00%, 06/15/2050	4,030	4,091
5.00%, 06/15/2022	700	705
5.00%, 06/15/2023	900	934
5.00%, 12/15/2023	2,720	2,847
5.00%, 06/15/2024	2,500	2,582
5.00%, 12/15/2024	1,335	1,426
5.00%, 06/15/2025	450	464
5.00%, 12/15/2025	1,255	1,367
5.00%, 12/15/2026	2,000	2,219
5.00%, 06/15/2027	505	560
5.00%, 12/15/2028	5,510	6,224
5.00%, 06/15/2029	665	670
5.00%, 06/15/2029	1,200	1,328
5.00%, 12/15/2029	820	934
5.00%, 12/15/2030	2,000	2,239
5.00%, 06/15/2031	4,545	5,021
5.00%, 06/15/2032	235	251
5.00%, 06/15/2032	1,860	1,874
5.00%, 06/15/2032	2,725	3,046
5.00%, 06/15/2032	7,440	8,536
5.00%, 12/15/2032	1,340	1,497
5.00%, 06/15/2033	4,210	4,860
5.00%, 12/15/2033	2,200	2,453
5.00%, 06/15/2034	4,040	4,640
5.00%, 06/15/2037	1,780	2,001
5.00%, 06/15/2037	2,980	3,397
5.00%, 06/15/2038	1,675	1,903
5.00%, 06/15/2040	2,040	2,277
5.00%, 06/15/2050	905	995
5.25%, 12/15/2022	1,760	1,802
5.25%, 12/15/2023	3,940	4,140
5.25%, 06/15/2043	3,000	3,341
5.50%, 12/15/2023	190	200
New Jersey Turnpike Authority
4.00%, 01/01/2042	6,565	7,055
4.00%, 01/01/2051	725	768
5.00%, 01/01/2028	1,540	1,711
5.00%, 01/01/2033	5,000	5,359
5.00%, 01/01/2034	1,175	1,258
Newark Board of Education
4.00%, 07/15/2037	2,075	2,256
5.00%, 07/15/2031	1,300	1,559
5.00%, 07/15/2033	1,600	1,911
Robbinsville Board of Education
5.25%, 01/01/2023	1,594	1,636
Salem County Improvement Authority
4.00%, 08/15/2042	400	424
State of New Jersey
2.00%, 06/01/2023	5,595	5,594
4.00%, 06/01/2030	1,860	2,023
4.00%, 06/01/2031	3,845	4,195
4.00%, 06/01/2032	2,370	2,594
5.00%, 06/01/2025	2,635	2,854
5.00%, 06/01/2026	3,420	3,780
5.00%, 06/01/2027	5,000	5,618
5.00%, 06/01/2029	13,235	15,235
Tender Option Bond Trust Receipts/Certificates
0.64%, 01/01/2024(2)(3)	2,800	2,800
0.68%, 12/15/2028(2)(3)	1,935	1,935
0.68%, 12/15/2034(2)(3)	1,600	1,600
Tobacco Settlement Financing Corp.
5.00%, 06/01/2023	570	588
5.00%, 06/01/2024	1,000	1,052
5.00%, 06/01/2026	1,050	1,147
5.00%, 06/01/2046	5,500	5,937
Township of Lacey NJ
1.50%, 05/19/2022	2,231	2,232
Township of Livingston NJ
1.50%, 12/14/2022	5,565	5,558
Township of Montclair NJ
4.00%, 03/01/2023	800	818
Township of Saddle Brook NJ
1.50%, 05/13/2022	1,715	1,716

Total New Jersey		448,936

New Mexico – 0.26%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,690
5.00%, 07/01/2028	1,700	1,900
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800	876
City of Santa Fe NM
2.25%, 05/15/2024	555	552
2.63%, 05/15/2025	995	995
Farmington Municipal School District No 5
5.00%, 09/01/2024	490	525
New Mexico Educational Assistance Foundation
5.00%, 09/01/2024	4,750	5,076
5.00%, 09/01/2026	1,530	1,704
5.00%, 09/01/2027	2,130	2,411
5.00%, 09/01/2029	1,000	1,160
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(2)	2,360	2,576
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	605	622
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(2)	7,140	7,677

Total New Mexico		28,764

New York – 10.44%
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000	1,076
Buffalo Sewer Authority
4.00%, 06/15/2034	175	191
4.00%, 06/15/2036	265	289
5.00%, 06/15/2030	150	175
5.00%, 06/15/2032	150	174
Build NYC Resource Corp.
4.88%, 05/01/2031(3)	750	801
5.00%, 08/01/2022	200	202
5.00%, 08/01/2023	515	536
5.00%, 01/01/2035(3)	3,900	4,069
5.00%, 12/01/2041(3)	1,250	1,316
5.00%, 06/15/2051(3)	3,000	3,177
5.00%, 12/01/2055(3)	430	447
5.50%, 05/01/2048(3)	1,350	1,448
City of Geneva NY
1.50%, 05/05/2022	10,141	10,144
City of Long Beach NY
5.00%, 09/01/2028	2,000	2,197
5.00%, 09/01/2029	2,800	3,140
City of New York NY
0.38%, 03/01/2042(2)	11,050	11,050
4.00%, 08/01/2037	3,960	4,216
4.00%, 03/01/2040	2,650	2,797
4.00%, 08/01/2040	4,000	4,231
4.00%, 12/01/2041	500	535
5.00%, 03/01/2023	505	521
5.00%, 08/01/2025	1,600	1,751
5.00%, 08/01/2026	2,575	2,879
5.00%, 08/01/2027	400	432
5.00%, 08/01/2027	2,975	3,255
5.00%, 08/01/2028	400	441
5.00%, 08/01/2028	700	780
5.00%, 08/01/2028	3,975	4,343
5.00%, 08/01/2029	1,305	1,494
5.00%, 08/01/2029	1,500	1,717
5.00%, 08/01/2031	1,000	1,138
5.00%, 08/01/2032	1,745	1,976
5.00%, 11/01/2032	2,200	2,606
5.00%, 08/01/2034	1,690	1,982
5.00%, 12/01/2037	5,000	5,552
5.00%, 03/01/2038	2,250	2,591
5.00%, 08/01/2047	11,725	13,506
5.00%, 03/01/2050	575	657
City of Yonkers NY
5.00%, 09/01/2022	2,350	2,386
5.00%, 10/15/2022	200	202
5.00%, 09/01/2023	1,000	1,037
5.00%, 10/15/2024	500	530
5.00%, 09/01/2025	720	780
5.00%, 09/01/2025	1,015	1,109
County of Broome NY
1.50%, 04/29/2022	10,300	10,303
County of Erie NY
5.00%, 06/01/2025	1,000	1,087
County of Nassau NY
5.00%, 10/01/2024	3,000	3,211
County of Suffolk NY
4.00%, 02/01/2028	1,865	2,013
5.00%, 06/15/2024	665	707
5.00%, 06/15/2025	710	772
5.00%, 10/01/2025	810	874
5.00%, 10/01/2026	415	456
5.00%, 10/01/2028	680	766
5.00%, 06/15/2029	985	1,140
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525	597
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550	1,107
0.00%, 01/01/2055	710	679
5.00%, 01/01/2056	1,485	1,504
Hempstead Town Local Development Corp.
4.00%, 07/01/2039	575	612
4.00%, 07/01/2041	620	657
5.00%, 07/01/2022	1,230	1,242
5.00%, 07/01/2023	1,160	1,208
5.53%, 02/01/2040	3,500	3,716
5.89%, 02/01/2032	1,250	1,341
6.24%, 02/01/2047	1,000	1,077
6.47%, 02/01/2033	1,000	1,116
Hempstead Union Free School District
1.00%, 06/30/2022	1,000	999
1.00%, 07/13/2022	2,875	2,873
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2039	10,170	11,037
4.00%, 02/15/2047	21,100	22,041
5.00%, 02/15/2032	12,325	13,802
5.00%, 02/15/2035	1,700	1,900
5.00%, 02/15/2037	1,335	1,489

Long Island Power Authority
0.85%, 09/01/2050(2)	16,125	15,305
1.00%, 09/01/2025	9,250	8,766
1.50%, 09/01/2051(2)	4,310	4,152
1.65%, 09/01/2049(2)	4,395	4,356
5.00%, 09/01/2023	550	576
5.00%, 09/01/2024	565	606
5.00%, 09/01/2025	1,000	1,100
5.00%, 09/01/2026	2,000	2,251
5.00%, 09/01/2027	6,500	7,460
5.00%, 09/01/2039	1,725	1,968
Madrid-Waddington Central School District
1.50%, 06/24/2022	1,250	1,251
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,080
0.96% (SIFMA Municipal Swap Index Yield + 0.45%), 11/01/2026(1)	2,110	2,110
4.00%, 11/15/2039	540	580
4.00%, 11/15/2045	3,375	3,447
4.00%, 11/15/2047	4,455	4,551
5.00%, 09/01/2022	1,900	1,926
5.00%, 11/15/2022	200	204
5.00%, 11/15/2022	2,000	2,042
5.00%, 11/15/2022	3,830	3,905
5.00%, 02/01/2023	4,915	5,034
5.00%, 11/15/2024	1,500	1,619
5.00%, 11/15/2024	1,885	1,969
5.00%, 11/15/2025	1,155	1,256
5.00%, 11/15/2026	1,600	1,771
5.00%, 11/15/2026	2,350	2,602
5.00%, 11/15/2028	2,970	3,320
5.00%, 11/15/2028	4,000	4,530
5.00%, 11/15/2029	745	798
5.00%, 11/15/2029	2,220	2,404
5.00%, 11/15/2030	730	809
5.00%, 11/15/2031	1,055	1,153
5.00%, 11/15/2033	1,025	1,101
5.00%, 11/15/2033	1,715	1,893
5.00%, 11/15/2033	3,645	4,023
5.00%, 11/15/2034	4,000	4,410
5.00%, 11/15/2035	1,750	1,874
5.00%, 11/15/2036	1,865	2,049
5.00%, 11/15/2039	2,000	2,104
5.25%, 11/15/2036	5,000	5,574
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885	964
5.00%, 12/01/2032	1,000	1,167
5.00%, 12/01/2033	1,000	1,166
5.00%, 12/01/2034	1,100	1,281
5.00%, 01/01/2050	490	486
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,503
5.00%, 11/15/2056	4,380	4,526
Nassau County Industrial Development Agency
5.00%, 01/01/2058(2)	1,334	1,020
9.00%, 01/01/2041(3)	515	471
New York City Educational Construction Fund
5.00%, 04/01/2052	3,070	3,515
New York City Health & Hospitals Corp.
4.00%, 02/15/2025	1,060	1,118
New York City Housing Development Corp.
0.60%, 05/01/2061(2)	7,775	7,252
0.70%, 11/01/2060(2)	7,205	6,759
0.70%, 11/01/2060(2)	20,320	19,128
0.90%, 11/01/2060(2)	24,505	23,067
1.13%, 05/01/2060(2)	7,500	7,281
2.75%, 05/01/2050(2)	6,500	6,532
5.00%, 05/01/2026	110	121
5.00%, 05/01/2027	600	667
5.00%, 11/01/2027	855	953
5.00%, 05/01/2028	875	982
5.00%, 11/01/2028	600	678
5.00%, 05/01/2029	300	341
5.00%, 11/01/2029	875	1,000
5.00%, 11/01/2030	500	578
New York City Industrial Development Agency
4.00%, 03/01/2045	3,500	3,725
5.00%, 01/01/2024	2,250	2,362
5.00%, 01/01/2028	1,250	1,411
5.00%, 03/01/2028	850	962
5.00%, 01/01/2029	1,500	1,716
New York City Municipal Water Finance Authority
4.00%, 06/15/2039	1,500	1,617
4.00%, 06/15/2039	5,000	5,402
4.00%, 06/15/2039	5,290	5,645
5.00%, 06/15/2031	6,075	6,600
5.00%, 06/15/2032	10,000	12,054
5.00%, 06/15/2034	4,800	4,838
5.00%, 06/15/2035	9,025	9,900
5.00%, 06/15/2036	5,000	5,481
5.00%, 06/15/2037	6,000	6,499
5.00%, 06/15/2039	8,320	8,999
5.00%, 06/15/2046	9,785	10,133
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	1,126
5.00%, 07/15/2024	200	214
5.00%, 07/15/2025	1,695	1,851
5.00%, 07/15/2026	1,995	2,227
5.00%, 07/15/2027	1,940	2,209
5.00%, 07/15/2032	2,000	2,262
5.00%, 07/15/2037	5,340	5,826
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2036	2,000	2,127
4.00%, 08/01/2038	500	526
4.00%, 11/01/2038	4,000	4,243
4.00%, 08/01/2039	3,215	3,419
4.00%, 02/01/2040	9,900	10,452
4.00%, 02/01/2040	26,755	28,299
4.00%, 11/01/2040	5,000	5,217
4.00%, 02/01/2043	1,600	1,671
5.00%, 11/01/2023	2,165	2,275
5.00%, 11/01/2024	4,215	4,528
5.00%, 11/01/2025	5,355	5,887
5.00%, 11/01/2028	1,500	1,647

5.00%, 11/01/2029	2,000	2,168
5.00%, 02/01/2030	4,480	4,916
5.00%, 02/01/2031	2,720	2,796
5.00%, 11/01/2032	6,750	7,995
5.00%, 05/01/2033	2,535	2,899
5.00%, 08/01/2034	700	802
5.00%, 11/01/2034	2,300	2,736
5.00%, 08/01/2035	1,600	1,829
5.00%, 11/01/2036	7,000	8,181
5.00%, 11/01/2037	10,000	11,674
5.00%, 08/01/2038	1,975	2,235
5.00%, 02/01/2041	200	214
5.00%, 02/01/2043	4,250	4,680
5.00%, 08/01/2045	1,775	2,058
5.00%, 02/01/2047	3,375	3,871
5.00%, 02/01/2047	3,375	3,871
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,275
5.00%, 11/15/2040	1,085	1,180
New York Liberty Development Corp.
2.63%, 09/15/2069	400	384
2.75%, 11/15/2041	14,370	12,337
2.80%, 09/15/2069	1,025	979
4.00%, 02/15/2043	3,550	3,720
5.00%, 11/15/2044(3)	1,300	1,361
5.25%, 10/01/2035	2,285	2,804
5.38%, 11/15/2040(3)	6,200	6,582
New York State Bridge Authority
5.00%, 01/01/2035	565	677
5.00%, 01/01/2036	475	568
5.00%, 01/01/2037	535	639
New York State Dormitory Authority
4.00%, 03/15/2032	20,000	20,984
4.00%, 02/15/2037	5,000	5,322
4.00%, 03/15/2039	5,070	5,433
4.00%, 03/15/2039	7,500	8,037
4.00%, 03/15/2040	8,000	8,565
4.00%, 03/15/2044	790	834
4.00%, 02/15/2047	1,200	1,244
5.00%, 12/01/2022(3)	900	921
5.00%, 07/01/2023	5	5
5.00%, 07/01/2023	245	255
5.00%, 07/01/2023	1,000	1,041
5.00%, 12/15/2023	430	440
5.00%, 12/15/2023	570	585
5.00%, 03/15/2024	3,700	3,922
5.00%, 05/01/2024	4,870	5,146
5.00%, 07/01/2024	5	5
5.00%, 07/01/2024	345	368
5.00%, 03/15/2025	500	543
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	255	279
5.00%, 12/01/2026(3)	300	324
5.00%, 12/01/2026(3)	1,500	1,681
5.00%, 03/15/2027	2,500	2,709
5.00%, 07/01/2027	200	220
5.00%, 12/01/2027(3)	500	540
5.00%, 07/01/2028	110	122
5.00%, 10/01/2028	1,735	1,999
5.00%, 12/01/2028(3)	600	649
5.00%, 03/15/2029	3,700	3,916
5.00%, 10/01/2029	1,430	1,643
5.00%, 12/01/2029(3)	450	487
5.00%, 07/01/2030	150	169
5.00%, 10/01/2030	1,910	2,188
5.00%, 12/01/2030(3)	1,000	1,083
5.00%, 03/15/2031	6,090	7,254
5.00%, 12/01/2033(3)	700	782
5.00%, 03/15/2036	3,500	4,169
5.00%, 03/15/2036	10,000	11,760
5.00%, 05/01/2048(2)	1,040	1,140
5.00%, 05/01/2048(2)	5,695	5,967
5.25%, 03/15/2033	6,000	6,620
5.25%, 03/15/2038	1,930	2,238
New York State Environmental Facilities Corp.
5.00%, 05/15/2026	335	347
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015	3,874
0.65%, 11/01/2056(2)	7,645	7,110
0.75%, 05/01/2025	10,450	9,918
0.75%, 11/01/2025	2,785	2,661
0.75%, 11/01/2025	4,870	4,565
1.00%, 11/01/2061(2)	1,815	1,701
1.10%, 11/01/2061(2)	13,130	12,223
2.50%, 11/01/2060(2)	9,700	9,613
New York State Thruway Authority
4.00%, 01/01/2039	4,470	4,752
4.00%, 01/01/2040	5,000	5,307
4.00%, 03/15/2042	9,000	9,569
5.00%, 01/01/2032	3,610	3,871
5.00%, 01/01/2034	2,500	2,811
New York State Urban Development Corp.
3.00%, 03/15/2040	3,860	3,670
3.00%, 03/15/2048	1,000	901
4.00%, 03/15/2037	12,500	13,297
4.00%, 03/15/2039	10,000	10,539
4.00%, 03/15/2039	9,995	10,588
4.00%, 03/15/2042	1,500	1,577
5.00%, 03/15/2023	700	723
5.00%, 03/15/2024	400	424
5.00%, 03/15/2035	2,800	2,952
5.00%, 03/15/2035	3,000	3,473
5.00%, 03/15/2036	8,560	9,888
5.00%, 03/15/2037	6,690	7,745
5.00%, 03/15/2047	12,160	13,759
New York Transportation Development Corp.
2.25%, 08/01/2026	1,175	1,133
4.00%, 10/01/2030	3,860	3,999
4.00%, 12/01/2039	450	465
4.00%, 12/01/2040	500	519
4.00%, 12/01/2041	450	464
4.00%, 12/01/2042	500	503
4.00%, 12/01/2042	500	515

5.00%, 01/01/2023	270	276
5.00%, 08/01/2026	1,000	1,009
5.00%, 12/01/2028	400	440
5.00%, 12/01/2028	1,300	1,445
5.00%, 12/01/2029	300	337
5.00%, 12/01/2030	250	284
5.00%, 01/01/2031	1,015	1,111
5.00%, 08/01/2031	5,105	5,149
5.00%, 12/01/2031	300	339
5.00%, 12/01/2032	1,775	2,005
5.00%, 01/01/2033	5,500	5,997
5.00%, 12/01/2033	400	450
5.00%, 12/01/2033	700	779
5.00%, 12/01/2034	400	447
5.00%, 12/01/2034	500	560
5.00%, 10/01/2035	9,000	10,068
5.00%, 12/01/2035	500	559
5.00%, 12/01/2035	800	893
5.00%, 01/01/2036	1,330	1,445
5.00%, 12/01/2036	550	613
5.00%, 12/01/2037	500	557
5.00%, 12/01/2037	600	669
5.00%, 12/01/2038	500	556
5.00%, 10/01/2040	2,200	2,426
5.00%, 07/01/2041	2,300	2,406
5.25%, 08/01/2031	470	512
5.38%, 08/01/2036	800	905
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	1,012
Oneida County Industrial Development Agency
0.58%, 08/01/2036(2)	1,300	1,300
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	336
5.00%, 12/01/2027	1,425	1,492
5.00%, 12/01/2028	1,000	1,046
5.00%, 12/01/2035	1,160	1,357
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,172
Port Authority of New York & New Jersey
4.00%, 07/15/2034	2,000	2,112
4.00%, 07/15/2037	2,500	2,600
5.00%, 09/15/2024	5,115	5,439
5.00%, 09/15/2026	1,000	1,107
5.00%, 10/15/2028	4,000	4,363
5.00%, 09/15/2029	1,500	1,701
5.00%, 10/15/2029	1,000	1,120
5.00%, 09/15/2032	1,500	1,678
5.00%, 11/01/2032	4,000	4,586
5.00%, 07/15/2033	2,500	2,897
5.00%, 10/15/2033	3,500	3,712
5.00%, 10/15/2033	6,000	6,691
5.00%, 12/01/2033	5,070	5,300
5.00%, 10/15/2037	4,665	4,932
State of New York Mortgage Agency
2.20%, 10/01/2029	1,000	961
3.25%, 10/01/2051	9,220	9,356
5.00%, 04/01/2022	355	355
5.00%, 10/01/2023	920	959
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(3)	2,210	1,959
Tender Option Bond Trust Receipts/Certificates
0.59%, 01/01/2028(2)(3)	500	500
0.60%, 11/15/2026(2)(3)	1,600	1,600
0.64%, 01/01/2028(2)(3)	2,900	2,900
0.64%, 01/01/2044(2)(3)	3,700	3,700
0.69%, 05/15/2028(2)(3)	700	700
Tompkins County Development Corp.
5.00%, 07/01/2044	115	120
Town of Hempstead NY
4.00%, 06/15/2028	3,665	3,947
Town of Oyster Bay NY
4.00%, 03/01/2023	875	893
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(2)	2,425	2,354
2.00%, 05/15/2045(2)	6,375	6,303
4.00%, 05/15/2040	1,250	1,342
4.00%, 05/15/2042	2,840	3,037
5.00%, 11/15/2030	4,000	4,807
5.00%, 11/15/2033	8,000	9,487
5.00%, 05/15/2037	2,200	2,605
5.00%, 05/15/2038	3,000	3,544
5.00%, 05/15/2039	11,650	13,727
5.00%, 05/15/2051	3,100	3,549
TSASC, Inc.
5.00%, 06/01/2028	2,025	2,238
Utility Debt Securitization Authority
5.00%, 12/15/2032	640	673
5.00%, 12/15/2041	5,000	5,660
Westchester County Local Development Corp.
2.88%, 07/01/2026(3)	1,500	1,449
5.50%, 05/01/2042	150	159

Total New York		1,151,592

North Carolina – 0.96%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2050(2)	8,500	9,864
City of Charlotte NC Airport Special Facilities Revenue
4.00%, 07/01/2038	1,525	1,606
4.00%, 07/01/2039	1,670	1,756
4.00%, 07/01/2040	2,030	2,131
4.00%, 07/01/2041	1,500	1,573
County of New Hanover NC
5.00%, 10/01/2023	1,125	1,176
5.00%, 10/01/2027	100	114
5.00%, 10/01/2034	1,000	1,143
5.00%, 10/01/2047	840	960
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160	2,222
North Carolina Capital Facilities Finance Agency
4.00%, 05/01/2023	265	271
4.00%, 05/01/2024	190	197
5.00%, 05/01/2031	1,000	1,162
North Carolina Housing Finance Agency
3.75%, 07/01/2052	3,600	3,738

North Carolina Medical Care Commission
2.20%, 12/01/2048(2)	2,285	2,289
2.55%, 06/01/2048(2)	3,955	3,976
4.00%, 03/01/2024	110	112
4.00%, 03/01/2025	135	137
4.00%, 03/01/2029	140	141
4.00%, 03/01/2030	145	145
4.00%, 03/01/2031	145	144
4.00%, 09/01/2033	180	192
4.00%, 03/01/2041	2,225	2,092
4.00%, 03/01/2042	1,500	1,393
4.00%, 09/01/2047	1,000	1,013
4.88%, 07/01/2040	550	562
5.00%, 10/01/2023	110	115
5.00%, 10/01/2024	300	323
5.00%, 10/01/2025	205	212
5.00%, 03/01/2026	125	132
5.00%, 03/01/2027	150	159
5.00%, 03/01/2028	155	165
5.00%, 10/01/2030	420	432
5.00%, 10/01/2030	2,100	2,201
5.00%, 01/01/2031	625	668
5.00%, 10/01/2031	2,950	3,084
5.00%, 02/01/2032	500	602
5.00%, 09/01/2037	3,000	3,200
5.00%, 10/01/2037	250	259
5.00%, 01/01/2039	1,225	1,284
5.00%, 07/01/2039	800	849
5.00%, 10/01/2040	900	1,009
5.00%, 09/01/2041	440	472
5.00%, 10/01/2043	2,000	2,086
5.00%, 07/01/2049	900	941
5.00%, 02/01/2051(2)	1,000	1,099
6.25%, 07/01/2035	1,000	1,054
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,550	3,680
5.00%, 02/01/2024	11,390	11,970
5.00%, 01/01/2027	530	596
5.00%, 01/01/2032	1,000	1,101
5.00%, 07/01/2051	1,700	1,826
Raleigh Durham Airport Authority
5.00%, 05/01/2024	2,000	2,112
5.00%, 05/01/2025	3,000	3,227
State of North Carolina
5.00%, 03/01/2023	2,335	2,408
5.00%, 05/01/2026	4,750	5,308
5.00%, 05/01/2027	7,500	8,565
Tender Option Bond Trust Receipts/Certificates
0.76%, 01/01/2062(2)(3)	4,720	4,720

Total North Carolina		105,968

North Dakota – 0.13%
City of Grand Forks ND
4.00%, 12/01/2037	675	705
4.00%, 12/01/2038	625	651
4.00%, 12/01/2040	1,025	1,064
4.00%, 12/01/2041	890	923
5.00%, 12/01/2027	1,110	1,249
5.00%, 12/01/2028	1,500	1,709
North Dakota Housing Finance Agency
3.00%, 07/01/2051	6,340	6,373
3.00%, 01/01/2052	1,500	1,507

Total North Dakota		14,181

Ohio – 2.23%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	453
4.00%, 11/15/2034	500	533
4.00%, 11/15/2036	2,875	3,057
4.00%, 11/15/2037	2,300	2,444
4.00%, 11/15/2038	450	477
5.25%, 11/15/2031	530	589
5.25%, 11/15/2032	645	717
5.25%, 11/15/2033	1,770	1,966
5.25%, 11/15/2046	1,255	1,374
American Municipal Power, Inc.
1.00%, 02/15/2048(2)	2,015	1,968
4.00%, 02/15/2038	2,860	3,069
5.00%, 02/15/2035	3,285	3,885
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2038	1,000	1,042
5.00%, 06/01/2055	42,820	44,563
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450	2,577
5.00%, 01/01/2048	2,000	2,206
City of Columbus OH
5.00%, 04/01/2033	1,345	1,578
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000	1,080
Clermont County Port Authority
5.00%, 12/01/2029	750	819
5.00%, 12/01/2030	850	928
5.00%, 12/01/2031	650	709
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125	135
5.50%, 12/01/2053	1,600	1,720
County of Allen OH Hospital Facilities Revenue
4.00%, 05/01/2033	9,620	9,643
5.00%, 12/01/2029	585	690
5.00%, 12/01/2030	585	684
5.00%, 08/01/2047(2)	500	502
County of Cuyahoga OH
5.00%, 12/01/2026	2,500	2,628
5.00%, 02/15/2042	2,525	2,731
5.50%, 02/15/2052	1,790	1,987
5.50%, 02/15/2057	2,745	3,047
County of Fairfield OH
4.25%, 06/15/2024	1,470	1,491
County of Franklin OH
5.00%, 11/15/2033(2)	12,645	13,100
County of Hamilton OH
5.00%, 09/15/2034	1,050	1,221
5.25%, 06/01/2026	660	664
County of Marion OH
5.13%, 12/01/2049	575	596

County of Montgomery OH
4.00%, 08/01/2038	2,055	2,198
4.00%, 08/01/2039	2,220	2,370
5.00%, 08/01/2025	515	562
County of Muskingum OH
4.00%, 02/15/2023	1,700	1,723
5.00%, 02/15/2048	2,080	2,116
County of Scioto OH
5.00%, 02/15/2029	1,200	1,336
County of Wood OH
5.00%, 12/01/2032	40	41
5.00%, 12/01/2032	75	77
5.00%, 12/01/2042	50	51
5.00%, 12/01/2042	95	97
Crestview Local School District/Columbiana County
4.00%, 12/01/2043	385	413
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	2,770	2,905
5.00%, 12/01/2051	2,135	2,222
Miami University/Oxford OH
5.00%, 09/01/2030	475	570
5.00%, 09/01/2032	1,000	1,194
5.00%, 09/01/2034	700	781
Ohio Air Quality Development Authority
2.10%, 12/01/2027(2)	5,000	4,949
2.10%, 07/01/2028(2)	12,500	12,372
2.10%, 10/01/2028(2)	15,000	14,847
2.88%, 02/01/2026	5,400	5,302
3.25%, 09/01/2029	2,995	2,891
4.50%, 01/15/2048(3)	2,000	2,049
5.00%, 07/01/2049(3)	2,800	2,907
Ohio Higher Educational Facility Commission
4.00%, 07/01/2031	865	938
4.00%, 07/01/2032	900	973
4.00%, 07/01/2035	505	540
5.00%, 05/01/2028	1,535	1,748
5.00%, 10/01/2032	1,000	1,139
5.00%, 05/01/2033	995	1,154
5.00%, 01/15/2034	600	665
5.00%, 01/15/2040	830	908
Ohio Housing Finance Agency
4.50%, 03/01/2050	195	204
Ohio State University
4.00%, 12/01/2039	7,350	8,095
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,287
5.00%, 02/15/2051	795	929
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	485	452
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	1,042
5.75%, 12/01/2032	445	452
6.00%, 12/01/2042	550	559
State of Ohio
0.95%, 11/01/2035(2)	10,500	10,496
4.00%, 01/15/2038	2,500	2,634
4.00%, 01/15/2040	1,550	1,629
4.00%, 01/15/2041	655	688
4.00%, 01/15/2050	450	466
5.00%, 10/01/2022	1,000	1,019
5.00%, 01/01/2023	430	441
5.00%, 08/01/2024	2,500	2,676
5.00%, 02/01/2028	1,295	1,498
5.00%, 03/01/2028	690	799
5.00%, 03/01/2028	860	996
5.00%, 03/15/2028	1,725	1,999
5.00%, 01/01/2030	1,170	1,336
5.00%, 01/15/2035	1,645	1,842
5.00%, 10/01/2035	1,410	1,597
5.00%, 01/15/2050	1,000	1,099
Tender Option Bond Trust Receipts/Certificates
0.57%, 12/01/2043(2)(3)	600	600
United Local School District
4.00%, 12/01/2026	165	177
4.00%, 12/01/2029	120	131
4.00%, 12/01/2030	175	193
4.00%, 12/01/2032	320	350
University of Akron
4.00%, 01/01/2027	2,780	3,003
5.00%, 01/01/2037	6,675	7,344
University of Cincinnati
5.00%, 06/01/2028	250	283
5.00%, 06/01/2029	400	453

Total Ohio		245,680

Oklahoma – 0.58%
Cache Educational Facilities Authority
5.00%, 09/01/2023	500	521
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,596
5.00%, 09/01/2026	1,725	1,936
5.00%, 09/01/2028	1,120	1,254
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	440	468
5.00%, 09/01/2025	300	326
5.00%, 09/01/2026	375	416
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470	2,738
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515	549
5.00%, 12/01/2025	545	593
5.00%, 12/01/2026	820	908
Grady County School Finance Authority
5.00%, 09/01/2028	375	434
5.00%, 09/01/2030	1,235	1,425
Grand River Dam Authority
5.00%, 06/01/2023	1,000	1,038
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000	2,141
Norman Regional Hospital Authority
4.00%, 09/01/2045	1,750	1,781
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040	2,202
5.00%, 07/01/2026	2,195	2,409

5.00%, 07/01/2030	1,350	1,515
5.00%, 07/01/2032	2,960	3,311
5.00%, 07/01/2035	3,240	3,599
5.00%, 07/01/2043	1,065	1,171
Oklahoma County Finance Authority
5.13%, 04/01/2042	1,900	1,615
5.70%, 04/01/2025	335	285
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,190
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015	1,018
4.00%, 12/01/2022	530	539
4.00%, 06/01/2023	1,305	1,340
5.00%, 08/01/2023	515	533
5.00%, 08/01/2026	75	81
5.00%, 08/15/2029	420	455
5.00%, 08/01/2030	1,010	1,113
5.25%, 08/15/2048	2,500	2,682
5.50%, 08/15/2052	830	899
5.50%, 08/15/2057	1,000	1,084
Oklahoma State University
5.00%, 09/01/2031	1,500	1,794
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700	757
5.00%, 01/01/2026	2,500	2,769
5.00%, 01/01/2027	3,000	3,395
5.00%, 01/01/2028	2,905	3,349
Oklahoma Water Resources Board
4.00%, 04/01/2035	1,750	1,931
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120	1,258
5.00%, 06/01/2033	1,240	1,384
Tulsa County Industrial Authority
5.00%, 11/15/2023	230	240
5.00%, 11/15/2029	400	432
5.25%, 11/15/2037	1,000	1,079

Total Oklahoma		63,553

Oregon – 0.50%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300	331
County of Yamhill OR
4.00%, 12/01/2030	950	1,019
Hillsboro School District No 1J
5.00%, 06/15/2028	1,525	1,750
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	219
5.00%, 09/01/2032	270	295
5.00%, 09/01/2046	1,000	1,093
Medford Hospital Facilities Authority
4.00%, 08/15/2045	2,500	2,616
5.00%, 08/15/2036	1,145	1,323
Oregon State Lottery
5.00%, 04/01/2036	2,500	2,807
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	6,058
5.00%, 07/01/2027	1,000	1,116
5.00%, 07/01/2027	2,000	2,231
5.00%, 07/01/2028	2,000	2,262
5.00%, 07/01/2028	2,190	2,477
5.00%, 07/01/2029	750	861
5.00%, 07/01/2031	1,000	1,107
5.00%, 07/01/2032	1,000	1,052
5.00%, 07/01/2033	3,485	3,666
5.00%, 07/01/2045	2,420	2,713
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,000	1,017
4.00%, 05/15/2047	475	478
4.00%, 05/15/2057	1,500	1,472
Salem-Keizer School District No 24J
4.00%, 06/15/2037	3,000	3,294
State of Oregon
4.00%, 05/01/2039	2,000	2,216
4.00%, 05/01/2040	1,000	1,106
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,235	1,263
Yamhill County Hospital Authority
1.75%, 11/15/2026	2,000	1,921
2.13%, 11/15/2027	1,000	961
2.50%, 11/15/2028	1,000	959
5.00%, 11/15/2046	1,540	1,555
5.00%, 11/15/2051	1,005	1,013
5.00%, 11/15/2051	1,100	1,104
5.00%, 11/15/2056	1,940	1,934

Total Oregon		55,289

Other Territory – 0.03%
Tender Option Bond Trust Receipts/Certificates
0.76%, 12/01/2061(2)(3)	3,300	3,300

Total Other Territory		3,300

Pennsylvania – 4.49%
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	1,027
5.00%, 01/01/2056	13,570	15,202
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	327
4.00%, 03/01/2033	300	325
4.00%, 03/01/2035	345	372
4.00%, 03/01/2041	2,615	2,791
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370	2,585
5.00%, 07/15/2034	5,100	5,881
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	1,020	882
4.00%, 12/01/2041	1,720	1,384
4.25%, 12/01/2050	1,915	1,491
Allentown City School District
5.00%, 02/01/2031	500	585
5.00%, 02/01/2033	470	550
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022(3)	1,525	1,528
5.00%, 05/01/2025	1,000	1,003
5.00%, 05/01/2027(3)	1,250	1,368
5.00%, 05/01/2032(3)	2,025	2,188
5.00%, 05/01/2036	850	963

5.00%, 05/01/2042(3)	1,750	1,889
5.00%, 05/01/2042	3,875	4,350
5.00%, 05/01/2042(3)	4,345	4,641
6.00%, 05/01/2042(3)	450	508
Bucks County Industrial Development Authority
5.00%, 07/01/2025	375	401
5.00%, 07/01/2026	475	516
5.00%, 07/01/2027	475	524
5.00%, 07/01/2028	925	1,032
5.00%, 07/01/2029	500	564
5.00%, 07/01/2030	675	769
5.00%, 07/01/2033	640	737
5.00%, 07/01/2034	1,580	1,817
5.00%, 07/01/2035	435	500
5.00%, 07/01/2036	665	763
5.00%, 07/01/2037	1,410	1,616
5.00%, 07/01/2038	1,460	1,671
5.00%, 07/01/2039	1,510	1,725
Capital Region Water Revenue
5.00%, 07/15/2023	1,750	1,819
5.00%, 07/15/2025	1,000	1,089
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430	457
5.00%, 07/15/2028	350	401
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175	182
5.00%, 03/01/2038(3)	425	449
5.13%, 03/01/2048(3)	1,045	1,103
Chichester School District
4.00%, 09/15/2028	750	815
4.00%, 09/15/2029	900	981
4.00%, 09/15/2030	1,000	1,087
City of Oil City PA
4.00%, 12/01/2030	225	247
4.00%, 12/01/2032	185	201
4.00%, 12/01/2038	325	350
City of Philadelphia PA
5.00%, 08/01/2022	2,940	2,977
5.00%, 08/01/2023	4,000	4,171
5.00%, 07/15/2026	2,475	2,611
5.00%, 08/01/2027	1,500	1,703
5.00%, 08/01/2028	6,000	6,548
5.00%, 02/01/2029	3,175	3,679
5.00%, 08/01/2031	500	600
5.00%, 08/01/2031	8,000	9,077
5.00%, 08/01/2033	2,000	2,229
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2024	10,745	11,341
5.00%, 07/01/2025	10,000	10,752
5.00%, 07/01/2026	1,155	1,278
5.00%, 07/01/2027	1,520	1,707
5.00%, 07/01/2029	230	262
5.00%, 07/01/2030	1,000	1,101
5.00%, 07/01/2031	2,000	2,197
5.00%, 07/01/2032	1,745	1,919
5.00%, 07/01/2033	1,000	1,099
5.00%, 07/01/2047	1,060	1,149
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,316
5.00%, 11/01/2027	1,540	1,771
5.00%, 07/01/2030	4,000	4,358
5.00%, 11/01/2032	1,000	1,143
City of Reading PA
5.00%, 11/01/2027	2,330	2,630
Coatesville School District
5.00%, 08/01/2025	875	956
Commonwealth Financing Authority
5.00%, 06/01/2023	750	775
5.00%, 06/01/2027	750	853
5.00%, 06/01/2027	1,500	1,678
5.00%, 06/01/2027	2,165	2,462
5.00%, 06/01/2028	2,555	2,898
5.00%, 06/01/2030	1,750	2,078
5.00%, 06/01/2031	1,255	1,499
Commonwealth of Pennsylvania
4.00%, 04/01/2033	20,000	20,377
5.00%, 02/01/2023	895	921
5.00%, 01/01/2024	5,800	6,122
5.00%, 01/01/2027	2,095	2,369
County of Lancaster PA
4.00%, 11/01/2029	625	690
4.00%, 11/01/2030	560	615
County of Luzerne PA
5.00%, 12/15/2029	750	857
County of Mercer PA
4.00%, 10/01/2030	175	195
Cumberland County Municipal Authority
4.00%, 01/01/2033	210	221
4.00%, 01/01/2033	545	560
4.00%, 01/01/2033	745	783
4.50%, 01/01/2040(3)	3,500	3,404
Dauphin County General Authority
5.00%, 06/01/2035	1,000	1,106
Deer Creek Drainage Basin Authority
4.00%, 12/01/2033	575	624
4.00%, 12/01/2035	375	407
5.00%, 12/01/2028	275	316
5.00%, 12/01/2030	470	555
Delaware County Authority
5.00%, 08/01/2030	1,150	1,255
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100	1,233
Doylestown Hospital Authority
4.00%, 07/01/2045	750	762
5.00%, 07/01/2046	3,700	3,959
5.00%, 07/01/2049	3,620	3,927
Easton Area School District
5.00%, 04/01/2029	1,000	1,105
5.00%, 04/01/2030	2,805	3,094
Franklin County Industrial Development Authority
5.00%, 12/01/2053	500	517
Geisinger Authority
5.00%, 04/01/2035	3,000	3,506
5.00%, 02/15/2039	1,500	1,671

General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,293
5.00%, 06/01/2044	1,085	1,248
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2023	325	338
5.00%, 07/01/2030	780	858
5.00%, 07/01/2034	2,000	2,184
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100	1,165
Lancaster County Hospital Authority
5.00%, 07/01/2023	775	795
5.00%, 07/01/2031	560	586
5.00%, 07/01/2032	560	585
5.00%, 12/01/2032	250	256
5.00%, 12/01/2037	820	831
5.00%, 11/01/2039	550	627
5.00%, 11/01/2040	500	570
5.00%, 11/01/2041	1,000	1,136
5.00%, 07/01/2045	1,970	2,033
5.00%, 12/01/2047	2,010	2,007
5.00%, 11/01/2051	2,600	2,913
Lancaster Industrial Development Authority
4.00%, 07/01/2031	165	169
4.00%, 07/01/2037	130	130
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	443
4.00%, 03/01/2039	320	313
4.00%, 03/01/2040	500	488
4.00%, 03/01/2046	750	718
4.00%, 03/01/2051	800	759
Lehigh County Industrial Development Authority
1.80%, 02/15/2027(2)	1,025	1,025
1.80%, 09/01/2029(2)	1,925	1,926
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000	1,098
Manheim Central School District
4.00%, 05/01/2038	850	911
4.00%, 05/01/2039	550	589
4.00%, 05/01/2040	500	534
4.00%, 05/01/2041	200	213
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460	480
5.00%, 10/01/2023	50	52
5.00%, 09/01/2024	410	439
5.00%, 10/01/2028	1,000	1,092
5.00%, 09/01/2032	1,000	1,156
5.00%, 09/01/2033	305	352
5.00%, 10/01/2036	1,320	1,410
5.00%, 10/01/2040	1,595	1,685
Montgomery County Industrial Development Authority
5.25%, 01/15/2036	2,500	2,710
5.25%, 01/01/2040	1,510	1,557
5.38%, 01/01/2050	500	514
North Allegheny School District
4.00%, 05/01/2035	1,000	1,099
4.00%, 05/01/2036	705	773
Northampton County General Purpose Authority
1.20% (1 Month LIBOR USD + 1.04%), 08/15/2048(1)	1,625	1,630
5.00%, 08/15/2036	455	501
Pennsylvania Economic Development Financing Authority
0.40%, 10/01/2023	7,500	7,248
0.91% (SIFMA Municipal Swap Index Yield + 0.40%), 06/01/2041(1)	3,085	3,071
1.75%, 08/01/2038(2)	10,000	9,798
3.25%, 08/01/2039(3)	625	567
4.00%, 04/15/2037	1,000	1,069
4.00%, 11/15/2042	7,500	7,840
5.00%, 04/15/2026	2,500	2,774
5.00%, 04/15/2027	4,600	5,211
5.00%, 04/15/2031	2,095	2,449
9.00%, 04/01/2051(2)(3)	3,030	3,602
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000	2,015
5.00%, 06/15/2024	3,005	3,199
5.00%, 06/15/2025	1,855	2,024
5.00%, 08/15/2029	1,600	1,820
Pennsylvania Housing Finance Agency
3.00%, 10/01/2051	14,900	14,923
3.00%, 10/01/2052	8,600	8,622
3.50%, 04/01/2051	760	775
Pennsylvania State University
5.00%, 09/01/2022	2,295	2,332
Pennsylvania Turnpike Commission
4.00%, 12/01/2036	905	954
4.00%, 12/01/2037	1,000	1,054
4.00%, 12/01/2038	360	387
4.00%, 12/01/2038	625	658
4.00%, 12/01/2039	4,000	4,283
4.00%, 12/01/2045	2,000	2,087
4.00%, 12/01/2046	2,000	2,072
4.00%, 12/01/2051	5,495	5,863
5.00%, 06/01/2028	2,085	2,300
5.00%, 06/01/2032	2,000	2,230
5.00%, 06/01/2033	3,155	3,516
5.00%, 12/01/2034	1,240	1,414
5.00%, 12/01/2037	450	536
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	675	695
4.00%, 06/01/2041	750	736
4.00%, 06/01/2051	800	755
4.00%, 06/01/2056	850	785
5.00%, 07/01/2031	205	207
5.00%, 07/01/2032	600	604
5.00%, 07/01/2037	150	150
5.00%, 06/15/2039	500	519
5.00%, 06/15/2040(3)	900	959
5.00%, 08/01/2040	620	684
5.00%, 06/15/2050	1,375	1,410
5.00%, 06/15/2050(3)	1,700	1,789
5.00%, 08/01/2050	1,050	1,142
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	1,087
5.00%, 08/01/2022	750	759

5.00%, 08/01/2024	425	453
5.00%, 08/01/2024	500	533
5.00%, 08/01/2025	450	493
5.00%, 08/01/2027	750	849
5.00%, 08/01/2028	625	719
5.00%, 08/01/2029	1,000	1,169
5.00%, 08/01/2031	1,755	2,085
5.00%, 08/01/2032	1,000	1,186
5.00%, 08/01/2033	1,250	1,480
5.00%, 08/01/2034	1,410	1,665
5.00%, 08/01/2035	1,000	1,178
5.00%, 08/01/2036	1,690	1,988
Pittsburgh School District
3.00%, 09/01/2039	3,290	3,266
Pittsburgh Water & Sewer Authority
1.16% (SIFMA Municipal Swap Index Yield + 0.65%), 09/01/2040(1)	15,000	15,042
5.00%, 09/01/2038	1,000	1,169
Reading School District
5.00%, 03/01/2035	1,100	1,230
5.00%, 03/01/2036	1,250	1,398
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335	1,373
School District of Philadelphia
5.00%, 09/01/2026	1,625	1,803
5.00%, 09/01/2029	1,500	1,742
5.00%, 09/01/2030	15	17
5.00%, 09/01/2030	3,985	4,412
5.00%, 09/01/2031	1,000	1,112
5.00%, 09/01/2031	1,200	1,376
5.00%, 09/01/2032	1,200	1,374
5.00%, 09/01/2032	2,200	2,532
5.00%, 09/01/2033	960	1,127
5.00%, 09/01/2033	1,500	1,724
Scranton School District
5.00%, 06/01/2033	530	607
5.00%, 06/01/2035	515	589
South Wayne County Water & Sewer Authority
4.00%, 02/15/2036	600	649
St Mary Hospital Authority
5.00%, 11/15/2022	1,900	1,943
State Public School Building Authority
4.00%, 06/15/2033	685	747
4.00%, 06/15/2034	700	760
5.00%, 12/01/2022	1,355	1,387
5.00%, 12/01/2022	6,015	6,153
5.00%, 04/01/2023	2,500	2,500
5.00%, 12/01/2024	625	670
5.00%, 12/01/2024	625	673
5.00%, 06/15/2025	3,000	3,240
5.00%, 12/01/2025	425	459
5.00%, 12/01/2025	1,145	1,233
5.00%, 06/01/2026	180	195
5.00%, 12/01/2026	605	651
5.00%, 12/01/2026	645	695
5.00%, 06/01/2029	665	772
5.00%, 12/01/2032	725	818
5.00%, 12/01/2032	2,335	2,592
5.25%, 09/15/2030	995	1,137
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000	1,093
5.00%, 01/01/2038	4,125	4,497
Tender Option Bond Trust Receipts/Certificates
0.59%, 08/01/2050(2)(3)	4,500	4,500
0.76%, 12/01/2060(2)(3)	5,700	5,700
Trinity Area School District
4.00%, 11/01/2043	2,375	2,539
Upper Darby School District
4.00%, 04/01/2041	250	268
4.00%, 04/01/2042	330	353
Upper Merion Area School District
3.00%, 01/15/2040	250	252
5.00%, 01/15/2030	600	662
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030	1,125
York County School of Technology Authority
5.00%, 02/15/2023	1,200	1,233
5.00%, 02/15/2028	400	425

Total Pennsylvania		495,401

Puerto Rico – 2.69%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	1,154	1,053
0.00%, 07/01/2033	2,886	1,667
0.00%, 11/01/2043(2)	11,163	6,000
4.00%, 07/01/2033	2,243	2,189
4.00%, 07/01/2035	2,016	1,945
4.00%, 07/01/2037	1,730	1,661
4.00%, 07/01/2041	2,352	2,234
4.00%, 07/01/2046	2,446	2,301
5.25%, 07/01/2023	2,505	2,565
5.38%, 07/01/2025	15,673	16,535
5.63%, 07/01/2027	9,175	10,018
5.63%, 07/01/2029	4,448	4,961
5.75%, 07/01/2031	5,846	6,659
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(3)	1,460	1,499
4.00%, 07/01/2042(3)	2,900	2,977
4.00%, 07/01/2042(3)	4,450	4,570
4.00%, 07/01/2047(3)	1,025	1,042
4.00%, 07/01/2047(3)	2,000	2,033
5.00%, 07/01/2022(3)	305	307
5.00%, 07/01/2027(3)	1,070	1,175
5.00%, 07/01/2029(3)	1,360	1,522
5.00%, 07/01/2029(3)	3,150	3,513
5.00%, 07/01/2030(3)	5,000	5,644
5.00%, 07/01/2033(3)	920	1,045
5.00%, 07/01/2033(3)	4,925	5,579
5.00%, 07/01/2035(3)	3,000	3,347
5.00%, 07/01/2037(3)	1,050	1,180
5.00%, 07/01/2037(3)	5,655	6,356
5.00%, 07/01/2037(3)	7,750	8,767
5.00%, 07/01/2047(3)	9,250	10,074
6.13%, 07/01/2024	180	192

Puerto Rico Electric Power Authority
3.70%, 07/01/2050(4)	20	18
5.00%, 07/01/2024(4)	415	396
5.00%, 07/01/2025(4)	25	24
5.00%, 07/01/2026(4)	60	57
5.00%, 07/01/2027(4)	15	14
5.00%, 07/01/2027(4)	25	24
5.00%, 07/01/2028(4)	30	29
5.00%, 07/01/2028(4)	50	48
5.00%, 07/01/2032(4)	500	478
5.00%, 07/01/2037(4)	2,300	2,197
5.05%, 07/01/2042(4)	120	115
5.25%, 07/01/2023(4)	3,495	3,355
5.25%, 07/01/2024(4)	110	106
5.25%, 07/01/2026(4)	635	610
5.25%, 07/01/2027(4)	200	192
5.25%, 07/01/2027(4)	210	202
5.25%, 07/01/2027(4)	315	302
5.25%, 07/01/2028(4)	60	58
5.25%, 07/01/2033(4)	95	91
5.25%, 07/01/2040(4)	3,075	2,952
5.25%, 07/01/2050(4)	270	259
5.50%, 07/01/2038(4)	4,000	3,855
5.75%, 07/01/2036(4)	1,300	1,258
6.75%, 07/01/2036(4)	1,560	1,548
7.25%, 07/01/2030(4)	265	264
Puerto Rico Housing Finance Authority
5.00%, 12/01/2022	5,735	5,861
5.00%, 12/01/2023	4,300	4,501
5.00%, 12/01/2024	9,270	9,912
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	252
5.00%, 07/01/2030	285	330
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	2,149	2,014
0.00%, 07/01/2024	5,955	5,582
0.00%, 07/01/2027	407	348
0.00%, 07/01/2027	2,061	1,764
0.00%, 07/01/2029	2,569	2,048
0.00%, 07/01/2031	5,167	3,825
0.00%, 07/01/2033	12,567	8,574
0.00%, 07/01/2046	32,706	9,995
0.00%, 07/01/2051	6,000	1,328
4.33%, 07/01/2040	6,839	7,080
4.33%, 07/01/2040	34,910	36,113
4.50%, 07/01/2034	2,582	2,699
4.55%, 07/01/2040	3,500	3,666
4.75%, 07/01/2053	7,549	7,920
4.78%, 07/01/2058	13,131	13,805
5.00%, 07/01/2058	28,230	30,014

Total Puerto Rico		296,693

Rhode Island – 0.25%
Providence Public Building Authority
5.00%, 09/15/2036	1,900	2,142
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,244
Rhode Island Health & Educational Building Corp.
4.00%, 05/15/2034	1,750	1,922
5.00%, 09/01/2031	710	764
5.00%, 09/01/2036	100	107
5.00%, 05/15/2039	700	755
Rhode Island Housing & Mortgage Finance Corp.
3.00%, 10/01/2051	3,575	3,590
3.15%, 10/01/2044	315	315
3.50%, 10/01/2050	1,150	1,175
4.00%, 10/01/2049	530	548
5.00%, 10/01/2026	395	443
5.00%, 04/01/2027	215	243
5.00%, 10/01/2027	250	285
5.00%, 10/01/2028	275	318
5.00%, 10/01/2029	285	331
Rhode Island Student Loan Authority
3.50%, 12/01/2034	290	289
4.00%, 12/01/2027	300	309
5.00%, 12/01/2024	600	642
5.00%, 12/01/2025	500	546
5.00%, 12/01/2025	1,000	1,092
5.00%, 12/01/2026	750	833
5.00%, 12/01/2026	1,000	1,105
5.00%, 12/01/2027	800	895
5.00%, 12/01/2027	1,000	1,126
5.00%, 12/01/2028	1,150	1,306
5.00%, 12/01/2029	675	776
5.00%, 12/01/2030	600	697
State of Rhode Island
4.00%, 04/01/2034	2,000	2,197
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455	1,537

Total Rhode Island		27,532

South Carolina – 0.97%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415	2,619
Connector 2000 Association, Inc.
0.00%, 01/01/2032(6)	1,007	317
0.00%, 01/01/2032	4,761	2,379
0.00%, 01/01/2042	5,258	1,253
0.00%, 07/22/2051	22,772	2,582
County of Richland SC
5.00%, 03/01/2025	2,900	3,154
Lancaster County School District
5.00%, 03/01/2023	445	459
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250	255
5.00%, 11/01/2023	300	314
5.00%, 11/01/2024	780	837
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(2)	34,175	35,196
Piedmont Municipal Power Agency
4.00%, 01/01/2034	4,000	4,350
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060	1,114
South Carolina Jobs-Economic Development Authority
4.00%, 06/01/2036(3)	500	491
5.00%, 11/01/2028	700	715

5.00%, 04/01/2031	510	580
5.00%, 05/01/2037	500	494
5.00%, 05/01/2042	500	474
5.00%, 11/15/2042	585	606
5.00%, 05/01/2043	4,675	5,209
5.00%, 04/01/2047	2,000	2,082
5.00%, 04/01/2052	1,750	1,820
5.00%, 11/15/2054	1,000	1,020
6.00%, 02/01/2035(3)(4)	525	210
6.25%, 02/01/2045(3)(4)	995	398
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	2,136
5.00%, 07/01/2027	3,120	3,489
5.00%, 07/01/2028	1,100	1,245
South Carolina Public Service Authority
4.00%, 12/01/2036	3,500	3,759
5.00%, 12/01/2022	1,185	1,213
5.00%, 12/01/2022	1,435	1,468
5.00%, 12/01/2032	1,500	1,654
5.00%, 12/01/2032	8,020	9,409
5.00%, 12/01/2035	1,500	1,665
5.00%, 12/01/2041	3,000	3,321
5.75%, 12/01/2043	2,000	2,130
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	745	774
4.00%, 07/01/2050	720	748
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	335
Tender Option Bond Trust Receipts/Certificates
0.66%, 05/30/2022(2)(3)	3,220	3,220
0.66%, 06/01/2029(2)(3)	1,400	1,400

Total South Carolina		106,894

South Dakota – 0.20%
City of Sioux Falls SD
5.00%, 11/01/2042	750	773
County of Lawrence SD
4.00%, 12/01/2036	730	793
4.00%, 12/01/2038	810	876
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,998
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355	380
5.00%, 09/01/2025	880	964
5.00%, 09/01/2026	2,000	2,235
5.00%, 11/01/2029	800	872
5.00%, 11/01/2030	1,000	1,089
5.00%, 07/01/2033(2)	2,630	2,777
5.00%, 11/01/2042	145	148
5.00%, 11/01/2045	1,500	1,620
South Dakota Housing Development Authority
3.00%, 11/01/2051	1,195	1,199
4.00%, 11/01/2047	4,460	4,580
Tender Option Bond Trust Receipts/Certificates
0.59%, 09/01/2050(2)(3)	1,480	1,480

Total South Dakota		21,784

Tennessee – 1.11%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240	968
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2022	325	330
5.00%, 10/01/2030	500	531
5.00%, 10/01/2032	1,215	1,284
5.00%, 10/01/2035	2,260	2,385
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850	1,920
5.00%, 07/01/2035	1,275	1,448
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000	2,024
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825	1,881
5.00%, 04/01/2024	1,000	1,053
5.00%, 04/01/2027	1,740	1,949
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	540	494
5.50%, 07/01/2037	1,600	1,349
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 05/01/2024	495	523
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2031	1,100	1,203
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	1,050	1,095
5.13%, 06/01/2036(3)	3,290	3,505
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	587
0.00%, 04/01/2030	750	709
0.00%, 04/01/2031	650	620
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590	1,473
Tender Option Bond Trust Receipts/Certificates
0.76%, 12/01/2060(2)(3)	4,500	4,500
Tennergy Corp.
4.00%, 12/01/2051(2)	27,500	29,159
5.00%, 02/01/2050(2)	11,590	12,330
Tennessee Energy Acquisition Corp.
4.00%, 05/01/2048(2)	7,135	7,258
4.00%, 11/01/2049(2)	7,070	7,305
5.00%, 02/01/2027	2,725	2,992
Tennessee Housing Development Agency
3.00%, 01/01/2052	1,735	1,743
3.75%, 07/01/2052	2,400	2,492
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	27,540

Total Tennessee		122,650

Texas – 8.41%
Alamito Public Facility Corp.
1.51%, 05/01/2037(2)	5,000	5,001
Alamo Community College District
4.00%, 02/15/2023	1,000	1,022
Arlington Higher Education Finance Corp.
4.00%, 08/15/2031	435	482
4.00%, 08/15/2038	4,410	4,869
4.00%, 08/15/2039	4,925	5,418
4.00%, 08/15/2040	5,130	5,614

4.00%, 08/15/2041	5,400	5,890
4.00%, 08/15/2042	3,000	3,259
5.00%, 08/15/2022	55	55
5.00%, 08/15/2023	55	56
Arlington Independent School District/TX
4.00%, 02/15/2039	1,500	1,668
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430	460
5.00%, 08/01/2028	310	354
5.00%, 08/01/2031	300	339
5.00%, 08/01/2031	580	656
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250	252
5.00%, 01/01/2025	150	153
5.00%, 01/01/2027	400	413
5.00%, 01/01/2028	540	555
5.00%, 01/01/2028	1,570	1,678
5.00%, 01/01/2029	475	487
5.00%, 01/01/2029	1,045	1,114
5.00%, 01/01/2030	720	736
5.00%, 01/01/2032	1,700	1,805
5.00%, 01/01/2034	1,000	1,016
Austin Independent School District
4.00%, 08/01/2032	2,835	3,186
4.00%, 08/01/2033	3,160	3,540
4.00%, 08/01/2034	3,620	4,056
4.00%, 08/01/2035	2,465	2,758
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425	1,474
5.00%, 10/01/2025	1,780	1,903
5.00%, 10/01/2026	1,400	1,518
5.00%, 10/01/2028	1,925	2,101
5.00%, 10/01/2030	2,175	2,356
5.00%, 10/01/2033	2,000	2,155
5.00%, 10/01/2034	2,000	2,153
5.00%, 10/01/2036	1,000	1,075
Baytown Area Water Authority
5.00%, 05/01/2023	1,000	1,033
5.00%, 05/01/2024	1,000	1,059
5.00%, 05/01/2025	1,000	1,084
Birdville Independent School District
5.00%, 02/15/2026	725	806
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2045	290	298
5.25%, 12/01/2035	525	552
Board of Regents of the University of Texas System
4.00%, 08/15/2036	10,785	11,228
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	1,028
4.00%, 01/01/2033	1,000	1,041
4.00%, 01/01/2036	500	530
4.00%, 01/01/2037	620	656
5.00%, 01/01/2024	175	184
5.00%, 01/01/2025	225	239
5.00%, 01/01/2025	11,045	11,625
5.00%, 01/01/2028	300	324
5.00%, 01/01/2029	750	844
5.00%, 01/01/2031	500	579
5.00%, 01/01/2031	600	695
5.00%, 01/01/2032	500	578
5.00%, 01/01/2034	1,475	1,613
5.00%, 01/01/2035	600	697
5.00%, 01/01/2036	600	696
5.00%, 01/01/2037	605	700
5.00%, 01/01/2038	400	462
5.00%, 01/01/2039	500	576
Central Texas Turnpike System
5.00%, 08/15/2037	2,500	2,625
5.00%, 08/15/2042	1,400	1,466
City of Arlington TX
5.00%, 08/15/2031	265	300
5.00%, 08/15/2033	290	325
5.00%, 08/15/2035	320	358
City of Arlington TX Special Tax Revenue
4.00%, 02/15/2044	1,250	1,300
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,260
5.00%, 11/15/2028	1,000	1,063
5.00%, 11/15/2044	255	269
City of Crandall TX
3.38%, 09/15/2026(3)	50	48
4.00%, 09/15/2031(3)	100	94
City of Dallas TX
5.00%, 02/15/2024	1,055	1,115
5.00%, 02/15/2027	8,125	9,210
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,183
4.00%, 08/15/2030	1,040	1,106
4.00%, 08/15/2032	1,000	1,060
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530	582
5.00%, 10/01/2031	800	900
City of El Paso TX
5.00%, 08/15/2025	2,245	2,458
City of Elgin TX
4.00%, 07/15/2027	330	355
4.00%, 07/15/2029	350	381
4.00%, 07/15/2031	295	324
4.00%, 07/15/2031	385	423
4.00%, 07/15/2033	240	262
4.00%, 07/15/2033	415	453
4.00%, 07/15/2034	175	191
4.00%, 07/15/2037	280	304
4.00%, 07/15/2039	270	292
4.00%, 07/15/2039	305	330
4.00%, 07/15/2040	315	340
City of Fort Worth TX
5.00%, 03/01/2023	1,125	1,159
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700	790
City of Houston TX
5.00%, 03/01/2023	1,975	2,035
5.00%, 03/01/2025	750	812

5.00%, 03/01/2029	1,000	1,125
City of Houston TX Airport System Revenue
4.00%, 07/01/2035	2,100	2,210
4.00%, 07/01/2036	2,500	2,628
4.00%, 07/01/2041	1,950	1,895
4.75%, 07/01/2024	1,400	1,440
5.00%, 07/01/2027	1,250	1,262
5.00%, 07/01/2027	1,625	1,768
5.00%, 07/01/2027	3,000	3,385
5.00%, 07/15/2027	2,325	2,531
5.00%, 07/01/2029	1,000	1,128
5.00%, 07/01/2031	1,750	1,960
5.00%, 07/01/2032	1,750	1,957
5.00%, 07/01/2033	1,770	2,050
5.00%, 07/01/2034	1,750	2,018
5.00%, 07/15/2035	800	841
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2028	5,000	4,283
4.00%, 11/15/2035	300	330
4.00%, 11/15/2036	300	329
5.00%, 11/15/2022	200	204
5.00%, 11/15/2023	225	236
5.00%, 05/15/2028	410	435
5.00%, 11/15/2033	400	446
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,395
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000	3,259
4.00%, 04/15/2039	2,500	2,708
City of Midland TX
4.00%, 03/01/2044	1,250	1,340
City of Mission TX
5.00%, 02/15/2027	230	258
5.00%, 02/15/2027	335	375
5.00%, 02/15/2028	250	285
5.00%, 02/15/2029	125	145
City of Pearland TX
5.00%, 03/01/2024	650	687
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,230
5.00%, 07/01/2028	1,750	1,972
5.00%, 07/01/2030	1,000	1,135
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(2)	22,440	21,114
1.75%, 02/01/2049(2)	4,000	3,927
2.00%, 02/01/2049(2)	15,940	15,443
5.00%, 02/01/2030	1,000	1,138
5.00%, 02/01/2037	800	945
5.00%, 02/01/2038	1,530	1,802
5.00%, 02/01/2039	1,700	1,997
5.00%, 02/01/2040	1,465	1,717
5.00%, 02/01/2041	570	667
City of Temple TX
4.00%, 08/01/2031	225	244
4.00%, 08/01/2033	200	215
4.00%, 08/01/2034	240	258
4.00%, 08/01/2035	215	230
4.00%, 08/01/2039	220	235
4.00%, 08/01/2041	170	181
City of Waco TX
5.00%, 02/01/2025	1,710	1,805
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	370	378
3.00%, 08/15/2033	260	264
3.00%, 08/15/2034	655	662
3.00%, 08/15/2035	680	683
3.00%, 08/15/2036	330	330
3.00%, 08/15/2037	730	724
3.00%, 08/15/2038	380	374
3.00%, 08/15/2039	780	764
3.00%, 08/15/2040	935	906
3.00%, 08/15/2041	965	924
4.00%, 08/15/2034	400	445
4.00%, 08/15/2036	350	388
4.00%, 08/15/2037	500	554
4.00%, 08/15/2038	600	662
5.00%, 08/15/2025	460	502
5.00%, 08/15/2030	170	201
5.00%, 08/15/2031	100	120
6.13%, 08/15/2048	4,750	5,155
Conroe Local Government Corp.
5.00%, 10/01/2033	200	234
5.00%, 10/01/2034	200	234
5.00%, 10/01/2035	135	158
Coppell Independent School District
4.00%, 08/15/2034	2,310	2,516
4.00%, 08/15/2036	2,580	2,806
5.00%, 08/15/2033	2,985	3,478
County of Comal TX
4.00%, 02/01/2023	1,000	1,020
County of El Paso TX
5.00%, 02/15/2029	1,500	1,719
5.00%, 02/15/2031	1,280	1,411
County of Harris TX
5.00%, 10/01/2027	5,000	5,748
Cypress-Fairbanks Independent School District
1.25%, 02/15/2036(2)	390	390
1.25%, 02/15/2036(2)	1,190	1,190
5.00%, 02/15/2025	1,000	1,059
5.00%, 02/15/2025	1,205	1,307
5.00%, 02/15/2027	470	521
Dallas Area Rapid Transit
5.00%, 12/01/2024	550	593
5.00%, 12/01/2047	1,300	1,522
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125	1,186
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	2,056
4.00%, 11/01/2035	3,870	4,112
4.00%, 11/01/2045	8,165	8,554
5.00%, 11/01/2031	2,310	2,702
5.00%, 11/01/2032	1,600	1,662

5.00%, 11/01/2044	300	305
5.25%, 11/01/2027	1,145	1,198
Dallas Independent School District
4.00%, 02/15/2023	1,250	1,276
4.00%, 02/15/2025	1,655	1,751
4.00%, 02/15/2026	1,000	1,076
Decatur Hospital Authority
5.00%, 09/01/2030	555	639
5.00%, 09/01/2032	1,110	1,286
Denton Independent School District
0.00%, 08/15/2025	500	467
2.00%, 08/01/2044(2)	175	174
2.00%, 08/01/2044(2)	2,700	2,671
El Paso County Hospital District
5.00%, 08/15/2027	1,260	1,308
5.00%, 08/15/2029	50	52
Fort Bend Independent School District
0.72%, 08/01/2051(2)	10,340	9,554
0.88%, 08/01/2050(2)	2,820	2,692
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580	1,623
5.00%, 10/01/2031	2,630	3,022
5.00%, 10/01/2033	1,205	1,378
5.00%, 10/01/2034	1,500	1,713
5.00%, 10/01/2052(2)	9,910	10,352
Greater Texoma Utility Authority
5.00%, 10/01/2022	140	142
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635	640
5.00%, 07/01/2042	25	25
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	2,250	2,256
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,468
Harris County Cultural Education Facilities Finance Corp.
0.81% (1 Month LIBOR USD + 0.65%), 11/15/2046(1)	1,500	1,501
0.90%, 05/15/2050(2)	1,630	1,613
3.00%, 10/01/2040	1,000	971
4.00%, 10/01/2041	500	538
5.00%, 01/01/2043	180	182
5.00%, 07/01/2049(2)	1,390	1,423
5.00%, 07/01/2049(2)	1,480	1,586
5.00%, 07/01/2049(2)	5,000	5,564
5.00%, 10/01/2051(2)	14,500	17,409
Harris County Flood Control District
4.00%, 10/01/2036	480	523
4.00%, 10/01/2037	4,400	4,786
5.00%, 10/01/2031	3,145	3,767
Harris County Municipal Utility District No 82
4.00%, 10/01/2023	750	775
Hays Consolidated Independent School District
2.70%, 08/15/2042(2)	240	241
2.70%, 08/15/2042(2)	930	935
2.70%, 08/15/2042(2)	1,730	1,739
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000	1,001
Houston Independent School District
2.25%, 06/01/2039(2)	5,000	5,008
4.00%, 06/01/2029(2)	1,200	1,231
4.00%, 06/01/2039(2)	4,415	4,531
5.00%, 02/15/2030	1,000	1,104
Irving Hospital Authority
5.00%, 10/15/2035	625	680
Keller Independent School District/TX
4.00%, 08/15/2038	10,000	10,530
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350	312
4.00%, 09/01/2035	250	262
5.00%, 09/01/2026	230	250
5.00%, 09/01/2030	250	284
Lewisville Independent School District
4.00%, 08/15/2036	1,600	1,765
Love Field Airport Modernization Corp.
4.00%, 11/01/2038	1,000	1,034
5.00%, 11/01/2028	1,250	1,270
5.00%, 11/01/2030	1,080	1,166
5.00%, 11/01/2035	1,000	1,094
Lower Colorado River Authority
5.00%, 05/15/2022	300	301
5.00%, 05/15/2022	565	568
5.00%, 05/15/2022	1,025	1,030
5.00%, 05/15/2025	1,190	1,295
5.00%, 05/15/2026	1,000	1,111
5.00%, 05/15/2036	1,425	1,645
5.00%, 05/15/2038	3,480	4,034
5.00%, 05/15/2039	5,750	6,655
5.00%, 05/15/2051	5,000	5,745
Mesquite Independent School District
4.00%, 08/15/2039	1,000	1,096
Midlothian Independent School District
2.00%, 08/01/2051(2)	1,065	1,052
Mission Economic Development Corp.
4.63%, 10/01/2031(3)	3,955	4,157
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50	54
5.00%, 09/15/2033	270	290
5.00%, 09/15/2034	55	59
5.00%, 09/15/2035	1,145	1,228
5.00%, 09/15/2036	75	80
5.00%, 09/15/2037	1,245	1,334
5.00%, 09/15/2038	125	134
5.00%, 09/15/2043	380	405
5.00%, 09/15/2048	1,070	1,138
Needville Independent School District
5.00%, 08/15/2025	1,175	1,288
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2026(3)	665	677
4.00%, 08/15/2028(3)	535	543
4.00%, 08/15/2031(3)	725	728
5.00%, 08/15/2024	730	780
5.00%, 08/15/2026	200	224
5.00%, 08/15/2027	375	427
5.00%, 04/01/2029	1,000	1,028

5.00%, 08/15/2030	3,500	3,970
5.00%, 04/01/2031	335	372
5.00%, 10/01/2031	160	166
5.00%, 11/01/2031	1,750	1,868
5.00%, 04/01/2034	475	503
5.00%, 10/01/2034	185	191
5.00%, 07/01/2035	2,100	1,811
5.00%, 04/01/2036	820	910
5.00%, 04/01/2037	1,310	1,482
5.00%, 10/01/2039	250	255
5.00%, 07/01/2040	4,000	4,198
5.00%, 11/01/2040	1,100	1,166
5.00%, 07/01/2047	1,075	927
5.00%, 04/01/2048	1,250	1,387
5.00%, 07/01/2058	275	308
5.25%, 10/01/2049	610	625
5.50%, 11/15/2052	250	252
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	553
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2028	1,050	1,203
5.00%, 06/01/2029	600	686
North Texas Tollway Authority
4.00%, 01/01/2033	1,000	1,093
4.00%, 01/01/2034	1,000	1,087
4.00%, 01/01/2035	1,000	1,082
4.00%, 01/01/2036	1,350	1,454
4.00%, 01/01/2037	1,650	1,774
4.00%, 01/01/2038	1,250	1,342
4.00%, 01/01/2040	1,250	1,338
5.00%, 01/01/2023	90	92
5.00%, 01/01/2023	145	149
5.00%, 01/01/2025	705	759
5.00%, 01/01/2025	860	926
5.00%, 01/01/2030	75	82
5.00%, 01/01/2030	6,250	6,533
5.00%, 01/01/2031	105	115
5.00%, 01/01/2031	500	548
5.00%, 01/01/2031	1,100	1,260
5.00%, 01/01/2031	1,900	1,985
5.00%, 01/01/2032	1,100	1,258
5.00%, 01/01/2033	500	558
5.00%, 01/01/2033	1,250	1,427
5.00%, 01/01/2033	3,150	3,368
5.00%, 01/01/2034	1,400	1,597
5.00%, 01/01/2035	1,500	1,710
5.00%, 01/01/2036	550	602
5.00%, 01/01/2039	170	186
5.00%, 01/01/2040	2,000	2,045
Northside Independent School District
0.70%, 06/01/2050(2)	24,595	23,328
1.60%, 08/01/2049(2)	14,920	14,716
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360	1,467
Pasadena Independent School District
1.50%, 02/15/2044(2)	4,295	4,241
Pecos Barstow Toyah Independent School District
4.00%, 02/15/2041	1,000	1,043
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235	263
Pflugerville Independent School District
2.50%, 02/15/2039(2)	1,340	1,354
Port Arthur Independent School District
4.00%, 02/15/2034	550	611
Port Beaumont Navigation District
1.88%, 01/01/2026(3)	850	811
2.00%, 01/01/2027(3)	550	518
2.13%, 01/01/2028(3)	575	534
2.25%, 01/01/2029(3)	820	751
2.50%, 01/01/2030(3)	1,000	914
2.63%, 01/01/2031(3)	800	728
2.88%, 01/01/2041(3)	1,000	801
4.00%, 01/01/2050(3)	1,035	958
Port of Port Arthur Navigation District
0.51%, 04/01/2040(2)	32,635	32,635
0.51%, 04/01/2040(2)	33,090	33,090
0.54%, 04/01/2040(2)	6,165	6,165
Rockwall Independent School District
0.00%, 02/15/2024	1,005	971
San Antonio Water System
2.00%, 05/01/2044(2)	900	902
4.00%, 05/15/2039	4,500	4,918
5.00%, 05/15/2032	3,000	3,105
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400	425
4.00%, 09/01/2032	400	423
4.00%, 09/01/2033	425	448
4.00%, 09/01/2034	355	374
4.00%, 09/01/2035	225	236
4.00%, 09/01/2036	700	736
5.00%, 09/01/2028	350	392
5.00%, 09/01/2029	345	390
State of Texas
4.00%, 10/01/2032	1,200	1,239
5.00%, 08/01/2025	2,035	2,124
5.00%, 08/01/2026	1,000	1,068
5.00%, 04/01/2027	5,000	5,564
5.00%, 04/01/2039	10,000	10,610
5.50%, 08/01/2026	1,000	1,139
5.50%, 08/01/2032	1,000	1,135
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 10/01/2041	1,950	2,085
4.00%, 10/01/2042	1,285	1,371
5.00%, 11/15/2022	300	306
5.00%, 07/01/2026	1,775	1,972
5.00%, 11/15/2035(4)	1,015	355
5.00%, 11/15/2035	1,750	1,840
5.00%, 11/15/2037	4,400	4,844
5.00%, 10/01/2038	1,775	2,099
5.00%, 10/01/2039	1,650	1,948
5.00%, 11/15/2040	1,650	1,785
5.00%, 11/15/2040	1,800	1,883
5.00%, 11/15/2045(4)	1,175	411

5.00%, 11/15/2046	1,615	1,738
5.75%, 12/01/2054	531	524
Tender Option Bond Trust Receipts/Certificates
0.57%, 10/01/2051(2)(3)	8,800	8,800
0.57%, 02/15/2056(2)(3)	600	600
0.61%, 01/01/2040(2)(3)	8,700	8,700
0.63%, 01/01/2029(2)(3)	495	495
0.63%, 01/01/2029(2)(3)	1,125	1,125
0.76%, 04/01/2059(2)(3)	3,300	3,300
0.76%, 11/01/2060(2)(3)	3,400	3,400
0.76%, 01/01/2061(2)(3)	1,000	1,000
0.76%, 01/01/2061(2)(3)	2,550	2,550
0.76%, 08/01/2061(2)(3)	1,900	1,900
0.76%, 12/01/2061(2)(3)	3,500	3,500
Texas A&M University
3.00%, 05/15/2028	2,300	2,367
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,620	1,569
3.50%, 03/01/2051	6,420	6,583
3.50%, 07/01/2052	7,675	7,886
4.00%, 03/01/2050	1,530	1,595
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450	461
5.25%, 12/15/2025	3,000	3,287
6.25%, 12/15/2026	5,740	6,298
Texas Municipal Gas Acquisition & Supply Corp. II
1.24% (3 Month LIBOR USD + 0.69%), 09/15/2027(1)	36,000	35,762
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2022	1,000	1,019
5.00%, 12/15/2023	1,250	1,297
5.00%, 12/15/2027	7,000	7,651
5.00%, 12/15/2028	2,000	2,206
5.00%, 12/15/2029	6,800	7,562
5.00%, 12/15/2030	4,850	5,431
5.00%, 12/15/2031	1,025	1,156
5.00%, 12/15/2032	6,650	7,552
Texas Municipal Power Agency
3.00%, 09/01/2034	785	795
3.00%, 09/01/2038	2,900	2,920
3.00%, 09/01/2040	1,800	1,806
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,651
4.00%, 12/31/2033	2,040	2,155
4.00%, 06/30/2036	1,175	1,233
5.00%, 12/31/2050	5,410	5,742
5.00%, 12/31/2055	2,755	2,918
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,653
Texas State University System
5.00%, 03/15/2029	610	687
5.00%, 03/15/2032	1,325	1,485
Texas Transportation Commission
0.00%, 08/01/2034	1,060	663
0.00%, 08/01/2037	725	388
0.00%, 08/01/2038	800	406
0.00%, 08/01/2039	710	342
0.00%, 08/01/2040	1,500	682
0.65%, 10/01/2041(2)	15,145	14,174
5.00%, 08/01/2057	2,930	3,153
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020	5,264
Texas Water Development Board
4.00%, 10/15/2044	5,000	5,360
5.00%, 04/15/2028	1,500	1,730
5.00%, 10/15/2028	2,370	2,757
5.00%, 04/15/2029	2,000	2,346
5.00%, 10/15/2029	4,100	4,847
5.00%, 04/15/2030	2,000	2,382
5.00%, 10/15/2030	3,060	3,700
University of Houston
5.00%, 02/15/2030	860	948
University of North Texas System
5.00%, 04/15/2032	210	257
5.00%, 04/15/2033	205	250
5.00%, 04/15/2034	280	341
5.00%, 04/15/2035	295	359
5.00%, 04/15/2036	280	340
5.00%, 04/15/2037	370	449
5.00%, 04/15/2038	425	515
5.00%, 04/15/2039	465	563
Uptown Development Authority
4.00%, 09/01/2032	425	448
5.00%, 09/01/2033	715	767
Viridian Municipal Management District
4.00%, 12/01/2029	520	537
4.00%, 12/01/2031	560	576
4.00%, 12/01/2032	580	596
4.00%, 12/01/2033	605	621
Wylie Independent School District
0.00%, 08/15/2037	600	340

Total Texas		928,247

Utah – 0.46%
Military Installation Development Authority
4.00%, 06/01/2041	200	173
4.00%, 06/01/2041	1,200	1,024
4.00%, 06/01/2052	3,500	2,777
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000	1,076
5.00%, 07/01/2026	1,700	1,863
5.00%, 07/01/2026	3,000	3,288
5.00%, 07/01/2030	1,000	1,119
5.00%, 07/01/2042	2,500	2,733
5.00%, 07/01/2047	5,000	5,433
5.25%, 07/01/2048	3,000	3,319
State of Utah
5.00%, 07/01/2023	1,760	1,833
Tender Option Bond Trust Receipts/Certificates
0.76%, 04/01/2065(2)(3)	6,600	6,600
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052(3)	3,500	2,996
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,608
4.00%, 10/15/2040	2,130	2,285

Utah Infrastructure Agency
3.00%, 10/15/2026	500	506
4.00%, 10/15/2028	350	372
4.00%, 10/15/2029	610	651
4.00%, 10/15/2033	600	628
4.00%, 10/15/2034	1,410	1,474
4.00%, 10/15/2036	345	376
4.00%, 10/15/2036	500	521
4.00%, 10/15/2038	650	707
4.00%, 10/15/2041	800	866
4.00%, 10/15/2041	1,550	1,602
4.00%, 10/15/2044	960	1,033
Utah Transit Authority
4.00%, 12/15/2031	2,880	3,058

Total Utah		50,921

Vermont – 0.07%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	1,081
5.00%, 10/15/2029	890	957
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,935	1,938
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800	859
5.00%, 06/15/2026	100	109
5.00%, 06/15/2026	500	545
5.00%, 06/15/2027	700	759
5.00%, 06/15/2030	450	509
5.00%, 06/15/2031	500	569

Total Vermont		7,326

Virgin Islands – 0.03%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000	3,036

Total Virgin Islands		3,036

Virginia – 1.54%
Arlington County Industrial Development Authority
5.00%, 07/01/2027	905	1,031
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	7,700	8,044
5.00%, 07/01/2046	4,535	4,882
5.00%, 07/01/2051	1,670	1,794
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645	1,679
County of Botetourt VA
4.75%, 07/01/2023	40	41
6.00%, 07/01/2034	1,500	1,601
County of Loudoun VA
5.00%, 12/01/2023	825	869
Fairfax County Economic Development Authority
5.00%, 12/01/2042	1,290	1,356
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175	1,180
5.00%, 05/15/2044	975	1,036
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,255	1,373
5.00%, 01/01/2033	1,320	1,444
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	526
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	10,379
5.00%, 07/01/2027	835	951
5.50%, 07/01/2057	1,275	1,461
Hanover County Economic Development Authority
4.00%, 07/01/2040(3)	2,000	1,881
4.00%, 07/01/2047(3)	2,000	1,802
5.00%, 07/01/2042	1,120	1,130
5.00%, 07/01/2047	2,080	2,099
James City County Economic Development Authority
4.00%, 12/01/2023	305	313
4.00%, 12/01/2025	420	437
4.00%, 12/01/2027	445	465
4.00%, 12/01/2029	235	246
4.00%, 12/01/2035	515	523
Norfolk Airport Authority
4.00%, 07/01/2022	240	242
4.00%, 07/01/2023	235	241
5.00%, 07/01/2024	325	343
5.00%, 07/01/2025	490	527
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,870	3,871
5.00%, 01/01/2046	240	244
5.00%, 01/01/2049	500	516
Salem Economic Development Authority
5.00%, 04/01/2030	710	808
5.00%, 04/01/2031	400	454
5.00%, 04/01/2032	700	794
5.00%, 04/01/2033	350	397
5.00%, 04/01/2034	925	1,046
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	52
5.00%, 06/15/2030	150	164
5.00%, 06/15/2033	150	164
5.00%, 06/15/2034	500	546
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	3,000	757
Virginia College Building Authority
5.00%, 06/01/2022	150	151
5.00%, 02/01/2023	700	720
5.00%, 06/01/2023	125	129
5.00%, 09/01/2023	1,000	1,046
5.00%, 02/01/2026	1,000	1,106
5.00%, 02/01/2030	1,500	1,720
5.00%, 07/01/2030(3)	500	515
5.00%, 06/01/2031	175	197
5.00%, 02/01/2034	1,000	1,178
5.00%, 07/01/2045(3)	500	509
5.00%, 07/01/2045(3)	3,500	3,566
5.25%, 07/01/2035(3)	1,000	1,034
Virginia Commonwealth Transportation Board
5.00%, 09/15/2023	2,500	2,616
Virginia Port Authority
5.00%, 07/01/2023	1,000	1,038
Virginia Public Building Authority
5.00%, 08/01/2022	1,050	1,063

5.00%, 08/01/2022	1,490	1,509
5.00%, 08/01/2023	1,425	1,486
5.00%, 08/01/2024	2,245	2,402
Virginia Public School Authority
5.00%, 08/01/2022	2,505	2,537
5.00%, 08/01/2022	3,275	3,317
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,401
4.00%, 07/01/2033	1,160	1,211
4.00%, 01/01/2034	2,500	2,602
4.00%, 07/01/2034	1,785	1,856
4.00%, 12/01/2036	500	512
4.00%, 01/01/2037	1,250	1,292
4.00%, 01/01/2039	3,775	3,890
4.00%, 01/01/2039	5,270	5,423
4.00%, 01/01/2040	2,650	2,726
4.00%, 01/01/2040	5,395	5,547
4.00%, 01/01/2048	7,355	7,453
5.00%, 01/01/2026	750	812
5.00%, 01/01/2027	1,000	1,098
5.00%, 01/01/2036	2,500	2,837
5.00%, 01/01/2038	2,000	2,263
5.00%, 07/01/2038	6,250	7,071
5.00%, 12/31/2038	830	949
5.00%, 12/31/2047	4,075	4,541
5.00%, 01/01/2048(2)(3)	500	507
5.00%, 12/31/2049	3,105	3,448
5.00%, 12/31/2052	6,500	7,192
5.00%, 12/31/2056	4,705	5,200
5.50%, 01/01/2042	6,590	6,646
Wise County Industrial Development Authority
1.20%, 11/01/2040(2)	3,355	3,280
York County Economic Development Authority
1.90%, 05/01/2033(2)	600	599

Total Virginia		169,904

Washington – 2.98%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000	1,043
Auburn School District No 408 of King & Pierce Counties
4.00%, 12/01/2034	1,225	1,325
4.00%, 12/01/2036	1,140	1,231
5.00%, 12/01/2033	2,000	2,288
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960	1,057
City of Seattle WA Municipal Light & Power Revenue
1.00% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(1)	5,000	5,006
4.00%, 01/01/2032	3,385	3,690
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	751
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460	510
Clark County Public Utility District No 1
5.00%, 01/01/2023	375	385
5.00%, 01/01/2023	750	770
5.00%, 01/01/2024	395	417
County of King WA Sewer Revenue
0.74% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040(1)	13,060	13,028
5.00%, 01/01/2047	29,000	30,544
East Pierce Fire & Rescue
5.00%, 12/01/2029	635	738
5.00%, 12/01/2031	925	1,071
Energy Northwest
4.00%, 07/01/2044	8,000	8,041
5.00%, 07/01/2028	15,000	17,431
5.00%, 07/01/2034	6,890	8,182
King & Snohomish Counties School District No 417 Northshore
4.00%, 12/01/2033	5,500	5,695
King County Housing Authority
3.00%, 06/01/2024	785	798
3.00%, 12/01/2024	800	815
4.00%, 06/01/2026	450	478
4.00%, 12/01/2026	430	460
4.00%, 06/01/2027	585	628
4.00%, 06/01/2027	620	664
4.00%, 12/01/2027	400	431
4.00%, 06/01/2028	1,115	1,200
4.00%, 06/01/2029	840	907
4.00%, 06/01/2030	400	431
4.00%, 06/01/2031	650	694
4.00%, 11/01/2031	1,640	1,795
4.00%, 06/01/2032	625	664
4.00%, 11/01/2032	1,705	1,864
4.00%, 06/01/2033	500	529
4.00%, 06/01/2034	525	555
4.00%, 06/01/2035	735	770
5.00%, 11/01/2027	1,000	1,134
5.00%, 11/01/2028	1,430	1,648
5.00%, 11/01/2029	750	877
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500	5,003
King County School District No 210 Federal Way
4.00%, 12/01/2035	2,000	2,176
King County School District No 412 Shoreline
4.00%, 12/01/2036	2,000	2,182
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,847
5.00%, 12/01/2036	3,205	3,698
5.00%, 12/01/2037	1,425	1,644
5.00%, 12/01/2038	865	997
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800	3,023
Port of Seattle WA
5.00%, 07/01/2024	595	616
5.00%, 03/01/2025	440	471
5.00%, 04/01/2029	5,050	5,804
5.00%, 04/01/2030	2,000	2,123
5.00%, 08/01/2032	11,940	13,942
5.00%, 04/01/2034	1,000	1,058
5.00%, 01/01/2037	3,500	3,917
5.00%, 05/01/2037	3,000	3,298
5.00%, 08/01/2039	13,380	15,360
Seattle Housing Authority
0.67%, 06/01/2040(2)	550	550

1.00%, 06/01/2026	1,470	1,395
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135	1,293
State of Washington
5.00%, 08/01/2027	235	264
5.00%, 08/01/2027	550	602
5.00%, 08/01/2028	235	263
5.00%, 08/01/2030	235	262
5.00%, 08/01/2030	1,830	2,084
5.00%, 06/01/2034	660	761
5.00%, 07/01/2036	1,505	1,758
5.00%, 08/01/2039	13,350	14,188
5.00%, 08/01/2040	1,410	1,561
Tender Option Bond Trust Receipts/Certificates
0.63%, 03/01/2028(2)(3)	3,000	3,000
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2031	1,100	1,289
Tobacco Settlement Authority
5.00%, 06/01/2023	1,000	1,036
5.00%, 06/01/2024	1,000	1,036
University of Washington
4.00%, 05/01/2048(2)	10,000	10,784
Washington Health Care Facilities Authority
1.56% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(1)	5,000	5,018
5.00%, 08/15/2022	1,200	1,217
5.00%, 08/15/2023	650	679
5.00%, 10/01/2024	465	473
5.00%, 07/01/2025	360	393
5.00%, 08/01/2028	1,005	1,147
5.00%, 07/01/2029	115	132
5.00%, 07/01/2030	410	469
5.00%, 08/01/2030	3,500	4,012
5.00%, 08/15/2030	1,000	1,110
5.00%, 08/15/2031	845	937
5.00%, 09/01/2031	185	217
5.00%, 08/15/2032	480	531
5.00%, 09/01/2032	180	210
5.00%, 09/01/2033	225	262
5.00%, 07/01/2034	105	119
5.00%, 09/01/2034	450	522
5.00%, 09/01/2035	365	423
5.00%, 10/01/2038	11,320	11,998
5.00%, 07/01/2042	2,415	2,727
5.00%, 08/01/2049(2)	2,500	2,726
5.00%, 08/01/2049(2)	10,000	10,695
5.00%, 09/01/2050	500	569
Washington Higher Education Facilities Authority
4.00%, 10/01/2035	380	396
4.00%, 05/01/2045	1,000	1,049
4.00%, 05/01/2050	950	992
5.00%, 05/01/2025	100	107
5.00%, 05/01/2026	375	411
5.00%, 05/01/2028	420	473
5.00%, 05/01/2029	180	205
5.00%, 10/01/2029	565	638
5.00%, 10/01/2029	1,855	2,033
5.00%, 10/01/2033	690	786
5.00%, 10/01/2033	735	801
Washington State Convention Center Public Facilities District
4.00%, 07/01/2031	15,125	15,246
Washington State Housing Finance Commission
1.06% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(1)	10,000	10,016
2.13%, 07/01/2027(3)	1,625	1,522
3.50%, 12/20/2035	2,125	2,099
3.70%, 07/01/2030	5,000	5,164
4.00%, 07/01/2026(3)	900	910
5.00%, 01/01/2024(3)	180	185
5.00%, 01/01/2025(3)	375	389
5.00%, 01/01/2026(3)	300	314
5.00%, 12/01/2026	350	394
5.00%, 06/01/2028	500	575
5.00%, 06/01/2029	500	576
5.00%, 06/01/2030	500	581
5.00%, 12/01/2030	500	584
5.00%, 07/01/2031(3)	1,000	1,033
5.00%, 07/01/2053(3)	400	385
5.00%, 01/01/2055(3)	2,775	2,790
Washington State University
5.00%, 04/01/2029	425	449
5.00%, 04/01/2029	860	912

Total Washington		328,431

West Virginia – 0.16%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(3)	750	758
4.88%, 06/01/2043(3)	250	243
Monongalia County Commission Special District
5.50%, 06/01/2037(3)	200	215
5.75%, 06/01/2043(3)	200	215
Ohio County Board of Education
3.00%, 06/01/2028	2,150	2,236
State of West Virginia
5.00%, 12/01/2036	2,910	3,367
West Virginia Economic Development Authority
5.00%, 07/01/2045(2)	900	941
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620	702
5.00%, 09/01/2038	1,355	1,546
5.00%, 09/01/2039	920	1,048
West Virginia Parkways Authority
5.00%, 06/01/2047	3,280	3,830
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2022	695	701
5.00%, 07/01/2024	500	533
5.00%, 07/01/2032	940	1,041

Total West Virginia		17,376

Wisconsin – 1.62%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	635
5.00%, 11/15/2032	500	556
Public Finance Authority
3.00%, 04/01/2025(3)	325	325
3.00%, 12/01/2026	125	125
4.00%, 03/01/2025	535	543

4.00%, 06/15/2031(3)	450	450
4.00%, 12/01/2031	450	473
4.00%, 04/01/2032(3)	1,060	1,080
4.00%, 08/01/2035(6)	6,250	6,006
4.00%, 07/01/2041	1,000	926
4.00%, 12/01/2041	2,000	2,086
4.00%, 04/01/2042(3)	850	815
4.00%, 06/15/2042(3)	750	724
4.00%, 04/01/2052(3)	1,350	1,243
4.00%, 06/01/2056	2,650	2,105
4.00%, 07/01/2061(3)	1,175	1,108
4.13%, 05/01/2026(3)	635	631
4.25%, 07/01/2054	3,575	3,261
5.00%, 06/01/2022	175	176
5.00%, 06/01/2023	195	202
5.00%, 06/01/2024	200	213
5.00%, 06/01/2025	450	490
5.00%, 12/01/2025	1,000	1,092
5.00%, 06/01/2026	385	429
5.00%, 06/01/2027	410	465
5.00%, 12/01/2027	4,725	5,006
5.00%, 05/15/2028(3)	200	208
5.00%, 05/01/2029(3)	2,330	2,214
5.00%, 06/15/2034	500	553
5.00%, 07/01/2035	5,000	5,779
5.00%, 07/01/2036	305	349
5.00%, 01/01/2037	500	573
5.00%, 06/15/2037(3)	1,130	1,143
5.00%, 07/01/2037	825	860
5.00%, 01/01/2038	350	400
5.00%, 07/01/2038	375	426
5.00%, 06/15/2039(3)	410	429
5.00%, 06/15/2039	500	549
5.00%, 04/01/2040(3)	400	428
5.00%, 10/01/2043(3)	170	177
5.00%, 10/01/2044	1,300	1,471
5.00%, 10/01/2048(3)	1,865	1,931
5.00%, 06/15/2049(3)	420	436
5.00%, 06/15/2049(3)	750	755
5.00%, 06/15/2049	1,100	1,192
5.00%, 04/01/2050(3)	550	582
5.00%, 02/01/2052	2,000	2,116
5.00%, 06/01/2052	800	709
5.00%, 10/01/2053(3)	1,305	1,347
5.00%, 06/15/2054(3)	455	471
5.00%, 05/01/2055(3)	3,400	3,230
5.00%, 07/01/2055(3)	550	564
5.20%, 06/01/2037	500	541
5.25%, 05/15/2037(3)	500	519
5.25%, 05/15/2042(3)	60	62
5.25%, 10/01/2043	2,105	2,249
5.25%, 05/15/2047(3)	60	62
5.25%, 10/01/2048	2,105	2,239
5.25%, 05/15/2052(3)	115	119
5.25%, 07/01/2061(3)	400	357
5.30%, 06/01/2047	500	541
State of Wisconsin
4.00%, 05/01/2041	3,500	3,825
5.00%, 05/01/2023	2,000	2,073
5.00%, 05/01/2023	4,000	4,146
5.00%, 05/01/2024	7,470	7,936
5.00%, 05/01/2025	520	560
5.00%, 05/01/2025	1,730	1,891
5.00%, 05/01/2025	5,335	5,806
5.00%, 05/01/2030	1,000	1,113
5.00%, 05/01/2032	450	519
5.00%, 05/01/2033	9,790	11,274
5.00%, 05/01/2034	2,400	2,658
5.00%, 05/01/2036	2,000	2,337
Tender Option Bond Trust Receipts/Certificates
0.63%, 06/01/2028(2)(3)	1,800	1,800
0.65%, 12/15/2050(2)(3)	500	500
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,498
4.00%, 04/01/2038	2,110	2,295
Village of Mount Pleasant WI
3.00%, 03/01/2027	1,875	1,897
Wisconsin Center District
0.00%, 12/15/2028	1,025	821
0.00%, 12/15/2030	550	414
0.00%, 12/15/2030	1,045	777
0.00%, 12/15/2032	1,400	963
0.00%, 12/15/2033	1,500	992
Wisconsin Health & Educational Facilities Authority
1.16% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(1)	4,000	4,030
2.55%, 11/01/2027	390	391
2.83%, 11/01/2028	605	574
4.00%, 02/15/2025	270	284
4.00%, 02/15/2026	510	541
4.00%, 02/15/2031	460	488
4.00%, 02/15/2033	550	584
4.00%, 09/15/2041	1,010	1,014
4.00%, 09/15/2045	950	940
5.00%, 05/01/2022	550	552
5.00%, 10/01/2022	330	336
5.00%, 12/01/2022	560	573
5.00%, 11/01/2024	155	161
5.00%, 04/01/2025	2,000	2,175
5.00%, 04/01/2026	1,000	1,113
5.00%, 02/15/2027	300	328
5.00%, 04/01/2027	1,700	1,931
5.00%, 10/01/2027	580	655
5.00%, 04/01/2028	900	1,036
5.00%, 10/01/2028	700	801
5.00%, 11/01/2029	760	816
5.00%, 04/01/2030	1,670	1,946
5.00%, 12/15/2033	1,450	1,700
5.00%, 09/01/2036	400	455
5.00%, 09/15/2037	650	661
5.00%, 08/15/2039	5,395	6,330
5.00%, 11/15/2039	2,755	3,032
5.00%, 09/15/2050	645	674
5.00%, 08/15/2054(2)	830	924
Wisconsin Housing & Economic Development Authority
0.40%, 05/01/2045(2)	5,000	4,850
0.50%, 11/01/2050(2)	2,350	2,233
0.61%, 11/01/2042(2)	405	390
0.81%, 11/01/2052(2)	1,350	1,275
1.60%, 11/01/2048(2)	6,000	6,001
3.00%, 03/01/2052	1,480	1,487
3.00%, 09/01/2052	2,280	2,290
3.50%, 09/01/2050	2,110	2,159

Total Wisconsin		178,571

Wyoming – 0.11%
County of Laramie WY
4.00%, 05/01/2026	200	214
4.00%, 05/01/2031	500	552
4.00%, 05/01/2033	500	550
4.00%, 05/01/2035	500	549
4.00%, 05/01/2038	1,365	1,493
University of Wyoming
4.00%, 06/01/2042	750	814
Wyoming Community Development Authority
3.00%, 06/01/2049	7,535	7,574

Total Wyoming		11,746

Total Municipal Bonds (Cost: $11,010,781)		10,690,838

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 3.60%
Money Market Funds – 3.16%
Fidelity Institutional Money Market Government Fund - Class I, 0.16%(5)	348,371	348,371

Total Money Market Funds (Cost: $348,371)		348,371

	Principal Amount (000s)	Value (000s)
Commercial Paper – 0.15%
California Statewide Communities Development Authority, 0.20%, 07/12/2022	$17,334	17,301

Total Commercial Paper (Cost: $17,334)		17,301

Time Deposits – 0.29%
BBVA, Madrid, 0.15% due 04/01/2022	24,149	24,149
Sumitomo Trust Bank, London, 0.15% due 04/01/2022	7,416	7,416

Total Time Deposits (Cost: $31,565)		31,565

Total Short-Term Investments (Cost: $397,270)		397,237

TOTAL INVESTMENTS IN SECURITIES – 100.52% (Cost: $11,408,051)		11,088,075

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.52)%		(57,128)

TOTAL NET ASSETS – 100.00%		$11,030,947

Percentages are stated as a percent of net assets.

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(2)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2022.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $659,487, which represents 5.98% of total net assets.

(4)	Security in default as of March 31, 2022. The value of these securities totals $20,574, which represents 0.19% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is restricted at March 31, 2022. The value of the restricted securities totals $15,123, which represents 0.14% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

MUNICIPAL BONDS	% of Net Assets
Education	8.37%
General Obligation	16.74%
General Revenue	28.78%
Healthcare	12.68%
Housing	6.03%
Transportation	15.55%
Utilities	8.77%

Total Municipal Bonds	96.92%

SHORT-TERM INVESTMENTS	3.60%

TOTAL INVESTMENTS	100.52%
LIABILITIES IN EXCESS OF OTHER ASSETS	-0.52%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(652)	U.S. 5 Year Note Future	Jun. 2022	$(75,891)	$(74,776)	$1,115
(867)	U.S. 10 Year Note Future	Jun. 2022	(108,105)	(106,533)	1,572
(54)	U.S. Long Bond Future	Jun. 2022	(8,094)	(8,103)	(9)
(700)	U.S. Ultra 10 Year Note Future	Jun. 2022	(96,327)	(94,828)	1,499

					$4,177

Bridge Builder Large Cap Growth Fund

Schedule of Investments

March 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.93%
Communication Services – 10.54%
Alphabet, Inc. - Class A(1)	223	$621,440
Alphabet, Inc. - Class C(1)	153	425,981
Altice USA, Inc. - Class A(1)	12	155
Cable One, Inc.(2)	0	347
Charter Communications, Inc. - Class A(1)	10	5,321
Live Nation Entertainment, Inc.(1)	5	538
Madison Square Garden Sports Corp. - Class A(1)	1	108
Match Group, Inc.(1)	2,200	239,193
Meta Platforms, Inc. - Class A(1)	409	90,864
Netflix, Inc.(1)	708	265,193
Nexstar Media Group, Inc. - Class A(2)	0	44
Pinterest, Inc. - Class A(1)	49	1,208
Playtika Holding Corp.(1)	9	167
ROBLOX Corp. - Class A(1)	240	11,102
Roku, Inc. - Class A(1)	10	1,254
Skillz, Inc. - Class A(1)	24	73
Snap, Inc. - Class A(1)	1,522	54,772
Spotify Technology SA(1)	215	32,439
Take-Two Interactive Software, Inc.(1)	2	290
TripAdvisor, Inc.(1)	5	136
Twitter, Inc.(1)	7	263
Vimeo, Inc.(1)	11	136
Walt Disney Co.(1)	1,456	199,642
World Wrestling Entertainment, Inc. - Class A	3	199
Zynga, Inc. - Class A(1)	43	401

Total Communication Services		1,951,266

Consumer Discretionary – 15.30%
Airbnb, Inc. - Class A(1)	442	75,851
Amazon.com, Inc.(1)	316	1,030,920
Aptiv Plc(1)	359	43,029
AutoZone, Inc.(1)(2)	0	756
Bath & Body Works, Inc.	11	543
Best Buy Co., Inc.	5	427
Booking Holdings, Inc.(1)	4	8,220
Boyd Gaming Corp.	1	95
Bright Horizons Family Solutions, Inc.(1)	4	534
Brunswick Corp.	1	67
Burlington Stores, Inc.(1)	5	982
Caesars Entertainment, Inc.(1)	11	828
CarMax, Inc.(1)	1	108
Carvana Co. - Class A(1)	7	797
Chegg, Inc.(1)	9	321
Chipotle Mexican Grill, Inc. - Class A(1)	28	44,601
Choice Hotels International, Inc.	3	410
Churchill Downs, Inc.	3	715
Columbia Sportswear Co.(2)	0	35
Darden Restaurants, Inc.	7	974
Deckers Outdoor Corp.(1)(2)	0	86
Dollar General Corp.	407	90,690
Domino’s Pizza, Inc.	2	849
DoorDash, Inc. - Class A(1)	11	1,287
DR Horton, Inc.	11	854
DraftKings, Inc. - Class A(1)	27	530
eBay, Inc.	53	3,049
Etsy, Inc.(1)	11	1,354
Expedia Group, Inc.(1)	12	2,421
Five Below, Inc.(1)	5	756
Floor & Decor Holdings, Inc. - Class A(1)	9	720
Frontdoor, Inc.(1)	5	145
GameStop Corp. - Class A(1)	6	928
H&R Block, Inc.	12	313
Hanesbrands, Inc.	17	256
Hilton Worldwide Holdings, Inc.(1)	16	2,378
Home Depot, Inc.	502	150,245
Las Vegas Sands Corp.(1)	28	1,103
Leslie’s, Inc.(1)	12	227
Lithia Motors, Inc. - Class A(2)	0	66
Lowe’s Companies, Inc.	500	101,092
Lululemon Athletica, Inc.(1)	148	54,023
LVMH Moet Hennessy Louis Vuitton SE	138	98,328
Marriott International, Inc. - Class A(1)	23	4,060
Mattel, Inc.(1)	31	678
McDonald’s Corp.	557	137,753
MercadoLibre, Inc.(1)	97	114,939
Mister Car Wash, Inc.(1)	5	74
NIKE, Inc. - Class B	734	98,809
Nordstrom, Inc.	8	210
NVR, Inc.(1)(2)	0	782
O’Reilly Automotive, Inc.(1)	2	1,182

Peloton Interactive, Inc. - Class A(1)	26	691
Penn National Gaming, Inc.(1)	1	35
Planet Fitness, Inc. - Class A(1)	5	403
Polaris, Inc.	3	350
Pool Corp.	3	1,400
PulteGroup, Inc.	6	266
QuantumScape Corp. - Class A(1)	14	286
RH(1)	2	496
Rivian Automotive, Inc. - Class A(1)	3	146
Ross Stores, Inc.	30	2,703
Six Flags Entertainment Corp.(1)	2	107
Skechers USA, Inc. - Class A(1)	1	50
Starbucks Corp.	957	87,053
Tapestry, Inc.	2	86
Target Corp.	18	3,876
Tempur Sealy International, Inc.	15	428
Tesla, Inc.(1)	352	379,059
Thor Industries, Inc.	2	141
TJX Companies, Inc.	767	46,483
Toll Brothers, Inc.	4	177
TopBuild Corp.(1)	2	411
Tractor Supply Co.	10	2,260
Travel + Leisure Co.	5	271
Ulta Beauty, Inc.(1)	4	1,776
Vail Resorts, Inc.	3	902
VF Corp.	18	1,018
Victoria’s Secret & Co.(1)	4	189
Vroom, Inc.(1)	2	6
Wayfair, Inc. - Class A(1)	4	417
Wendy’s Co.	15	331
Williams-Sonoma, Inc.	5	684
Wyndham Hotels & Resorts, Inc.	5	406
Wynn Resorts Ltd.(1)	9	735
YETI Holdings, Inc.(1)	7	426
Yum China Holdings, Inc.	3	120
Yum! Brands, Inc.	1,846	218,788

Total Consumer Discretionary		2,833,376

Consumer Staples – 3.51%
Altria Group, Inc.	87	4,542
Beyond Meat, Inc.(1)	4	201
Boston Beer Co., Inc. - Class A(1)	1	303
Brown-Forman Corp. - Class A	2	118
Brown-Forman Corp. - Class B	8	506
Church & Dwight Co., Inc.	1	107
Clorox Co.	8	1,166
Coca-Cola Co.	2,292	142,108
Colgate-Palmolive Co.	552	41,858
Costco Wholesale Corp.	169	97,438
Darling Ingredients, Inc.(1)	1	57
Estee Lauder Companies, Inc. - Class A	257	70,117
Freshpet, Inc.(1)	3	348
Herbalife Nutrition Ltd.(1)	2	57
Hershey Co.	11	2,319
Kellogg Co.	9	598
Kimberly-Clark Corp.	15	1,801
Lamb Weston Holdings, Inc.	4	215
Monster Beverage Corp.(1)	30	2,357
Olaplex Holdings, Inc.(1)	1	23
PepsiCo, Inc.	400	67,009
Pilgrim’s Pride Corp.(1)	2	52
Procter & Gamble Co.	815	124,456
Sysco Corp.	1,126	91,932

Total Consumer Staples		649,688

Energy – 1.18%
Cheniere Energy, Inc.	20	2,757
ConocoPhillips	1,786	178,641
Continental Resources, Inc.	1	39
Coterra Energy, Inc.	11	285
Diamondback Energy, Inc.	7	1,008
EOG Resources, Inc.	6	722
Halliburton Co.	4	148
Hess Corp.	2	168
New Fortress Energy, Inc. - Class A	2	94
Occidental Petroleum Corp.	9	505
Pioneer Natural Resources Co.	8	2,072
Schlumberger Ltd.	769	31,752
Texas Pacific Land Corp.	1	695

Total Energy		218,886

Financials – 8.96%
Alleghany Corp.(1)(2)	0	130
American Express Co.	1,928	360,492
Ameriprise Financial, Inc.	5	1,614
Aon Plc - Class A	11	3,560
Apollo Global Management, Inc.	20	1,235
Arch Capital Group Ltd.(1)	8	364
Ares Management Corp. - Class A	10	851
Bank of America Corp.	5,792	238,744

Blackstone, Inc. - Class A	60	7,597
Brown & Brown, Inc.	1	105
Citizens Financial Group, Inc.	6	283
Commerce Bancshares, Inc.	742	53,100
Credit Acceptance Corp.(1)(2)	0	34
Discover Financial Services	14	1,492
Erie Indemnity Co. - Class A	1	255
Everest Re Group Ltd.	1	225
FactSet Research Systems, Inc.	3	1,210
Goldman Sachs Group, Inc.	110	36,169
Intercontinental Exchange, Inc.	1,824	241,029
Lincoln National Corp.	2	143
LPL Financial Holdings, Inc.	7	1,239
Markel Corp.(1)(2)	0	276
MarketAxess Holdings, Inc.	3	1,086
Marsh & McLennan Companies, Inc.	718	122,356
Moody’s Corp.	13	4,448
Morningstar, Inc.	2	481
MSCI, Inc. - Class A	512	257,327
PNC Financial Services Group, Inc.	666	122,755
Raymond James Financial, Inc.	1	86
RenaissanceRe Holdings Ltd.	2	247
Rocket Companies, Inc. - Class A	11	125
S&P Global, Inc.	481	197,290
Synchrony Financial	8	285
Synovus Financial Corp.	1	44
T Rowe Price Group, Inc.	6	973
Upstart Holdings, Inc.(1)	4	443
UWM Holdings Corp.	6	25
Western Alliance Bancorp	5	397

Total Financials		1,658,515

Healthcare – 17.03%
10X Genomics, Inc. - Class A(1)	7	569
Abbott Laboratories	1,695	200,634
AbbVie, Inc.	151	24,458
ABIOMED, Inc.(1)	4	1,268
Adaptive Biotechnologies Corp.(1)	8	112
Agilent Technologies, Inc.	23	3,031
agilon health, Inc.(1)	13	326
Align Technology, Inc.(1)	7	2,915
Alnylam Pharmaceuticals, Inc.(1)	10	1,678
Amedisys, Inc.(1)	2	405
Amgen, Inc.	39	9,486
Avantor, Inc.(1)	52	1,743
Azenta, Inc.	5	415
Bio-Techne Corp.	3	1,465
Boston Scientific Corp.(1)	1,650	73,063
Bruker Corp.	9	581
Cardinal Health, Inc.	14	799
Catalent, Inc.(1)	3	388
Certara, Inc.(1)	5	114
Charles River Laboratories International, Inc.(1)	4	1,139
Chemed Corp.(2)	0	173
CureVac NV(1)	4	86
Danaher Corp.	1,544	452,788
DaVita, Inc.(1)	4	420
Definitive Healthcare Corp. - Class A(1)	1	36
DexCom, Inc.(1)	8	4,188
Edwards Lifesciences Corp.(1)	53	6,218
Eli Lilly & Co.	292	83,516
Encompass Health Corp.	5	330
Exact Sciences Corp.(1)	14	952
Exelixis, Inc.(1)	22	498
Figs, Inc. - Class A(1)	2	52
Globus Medical, Inc. - Class A(1)(2)	0	34
Guardant Health, Inc.(1)	7	494
HCA Healthcare, Inc.	21	5,251
Horizon Therapeutics Plc(1)	3	356
Humana, Inc.	189	82,412
IDEXX Laboratories, Inc.(1)	7	3,931
Illumina, Inc.(1)	472	165,089
Incyte Corp.(1)	14	1,079
Insulet Corp.(1)	6	1,487
Intuitive Surgical, Inc.(1)	741	223,528
Ionis Pharmaceuticals, Inc.(1)	11	397
Iovance Biotherapeutics, Inc.(1)	4	61
IQVIA Holdings, Inc.(1)	298	69,003
Johnson & Johnson	1,526	270,469
Maravai LifeSciences Holdings, Inc. - Class A(1)	9	331
Masimo Corp.(1)	3	438
McKesson Corp.	2	564
Medtronic Plc	1,766	195,887
Mettler-Toledo International, Inc.(1)	2	2,653
Mirati Therapeutics, Inc.(1)	3	246
Moderna, Inc.(1)	29	4,988
Molina Healthcare, Inc.(1)	1	243
Natera, Inc.(1)	6	263

Neurocrine Biosciences, Inc.(1)	8	758
Novavax, Inc.(1)	7	491
Novo Nordisk A/S - ADR	337	37,416
Novocure Ltd.(1)	9	717
Oak Street Health, Inc.(1)	7	190
Penumbra, Inc.(1)	3	657
Regeneron Pharmaceuticals, Inc.(1)	235	164,165
Repligen Corp.(1)	5	847
ResMed, Inc.	11	2,672
Royalty Pharma Plc - Class A	17	660
Sarepta Therapeutics, Inc.(1)	7	544
Seagen, Inc.(1)	10	1,500
Sotera Health Co.(1)	8	179
STERIS Plc	1	234
Stryker Corp.	13	3,382
Syneos Health, Inc. - Class A(1)	1	88
Tandem Diabetes Care, Inc.(1)	5	571
Teleflex, Inc.	1	244
Thermo Fisher Scientific, Inc.	636	375,375
Ultragenyx Pharmaceutical, Inc.(1)	4	289
UnitedHealth Group, Inc.	925	471,733
Veeva Systems, Inc. - Class A(1)	12	2,507
Vertex Pharmaceuticals, Inc.(1)	158	41,111
Waters Corp.(1)	5	1,498
West Pharmaceutical Services, Inc.	6	2,578
Zoetis, Inc. - Class A	748	141,001

Total Healthcare		3,154,457

Industrials – 3.99%
3M Co.	7	1,045
Advanced Drainage Systems, Inc.	5	631
AGCO Corp.	1	74
Allegion Plc	6	658
Allison Transmission Holdings, Inc.	7	262
Armstrong World Industries, Inc.	2	177
Axon Enterprise, Inc.(1)	6	780
AZEK Co., Inc. - Class A(1)	5	124
Booz Allen Hamilton Holding Corp. - Class A	11	988
BWX Technologies, Inc.	6	309
Carlisle Companies, Inc.	2	401
Carrier Global Corp.	35	1,587
Caterpillar, Inc.	263	58,495
CH Robinson Worldwide, Inc.	2	242
Cintas Corp.	7	2,965
Copart, Inc.(1)	18	2,237
Core & Main, Inc. - Class A(1)	3	71
CoStar Group, Inc.(1)	26	1,722
Deere & Co.	24	9,894
Delta Air Lines, Inc.(1)	55	2,174
Donaldson Co., Inc.	1	62
Equifax, Inc.	4	947
Expeditors International of Washington, Inc.	10	1,082
Fastenal Co.	43	2,579
FedEx Corp.	230	53,210
Fluence Energy, Inc. - Class A(1)	1	16
Fortune Brands Home & Security, Inc.	3	217
Generac Holdings, Inc.(1)	5	1,555
Graco, Inc.	9	640
GXO Logistics, Inc.(1)	7	493
HEICO Corp.	239	36,665
HEICO Corp. - Class A	2	266
Honeywell International, Inc.	902	175,424
Howmet Aerospace, Inc.	2	87
IAA, Inc.(1)	11	428
Illinois Tool Works, Inc.	24	5,057
JB Hunt Transport Services, Inc.	6	1,269
Landstar System, Inc.	3	437
Legalzoom.com, Inc.(1)	5	67
Lincoln Electric Holdings, Inc.	5	694
Lockheed Martin Corp.	18	7,995
Lyft, Inc. - Class A(1)	25	965
Middleby Corp.(1)	1	226
MSA Safety, Inc.	1	129
Nordson Corp.	1	187
Norfolk Southern Corp.	411	117,300
Northrop Grumman Corp.	1	476
Old Dominion Freight Line, Inc.	8	2,399
Parker-Hannifin Corp.	2	503
Plug Power, Inc.(1)	44	1,246
Regal Rexnord Corp.	1	175
Robert Half International, Inc.	8	940
Rockwell Automation, Inc.	6	1,677
Rollins, Inc.	18	614
SiteOne Landscape Supply, Inc.(1)	2	308
Southwest Airlines Co.(1)	540	24,712
Spirit AeroSystems Holdings, Inc. - Class A	3	124
Toro Co.	8	711
Trane Technologies Plc	10	1,473

TransDigm Group, Inc.(1)	1	839
TransUnion	11	1,158
Trex Co., Inc.(1)	10	641
TuSimple Holdings, Inc. - Class A(1)	1	15
Uber Technologies, Inc.(1)	2,131	76,028
Union Pacific Corp.	35	9,479
United Parcel Service, Inc. - Class B	62	13,254
United Rentals, Inc.(1)	2	775
Verisk Analytics, Inc. - Class A	9	1,838
Vertiv Holdings Co. - Class A	26	369
Virgin Galactic Holdings, Inc.(1)	14	135
Waste Management, Inc.	656	103,966
WW Grainger, Inc.	3	1,686
XPO Logistics, Inc.(1)	7	503
Xylem, Inc.	10	871

Total Industrials		739,748

Information Technology – 32.00%
Accenture Plc - Class A	266	89,602
Adobe, Inc.(1)	423	192,522
Advanced Micro Devices, Inc.(1)	140	15,255
Adyen NV(1)(3)	43	85,190
Affirm Holdings, Inc. - Class A(1)	932	43,117
Allegro MicroSystems, Inc.(1)	3	90
Alteryx, Inc. - Class A(1)	5	370
Amphenol Corp. - Class A	1,053	79,339
Analog Devices, Inc.	720	118,863
Anaplan, Inc.(1)	12	792
ANSYS, Inc.(1)	3	997
Apple, Inc.	2,764	482,667
Applied Materials, Inc.	432	56,989
Arista Networks, Inc.(1)	18	2,555
Aspen Technology, Inc.(1)	6	931
Atlassian Corp. Plc - Class A(1)	236	69,238
Autodesk, Inc.(1)	900	192,970
Automatic Data Processing, Inc.	33	7,507
Avalara, Inc.(1)	7	737
Bentley Systems, Inc. - Class B	12	533
Bill.com Holdings, Inc.(1)	8	1,812
Block, Inc. - Class A(1)	41	5,563
Broadcom, Inc.	34	21,706
Broadridge Financial Solutions, Inc.	9	1,390
C3.ai, Inc. - Class A(1)	2	35
Cadence Design Systems, Inc.(1)	24	3,875
CDK Global, Inc.	1	69
CDW Corp.	12	2,075
Cisco Systems, Inc.	3,176	177,109
Citrix Systems, Inc.	4	369
Cloudflare, Inc. - Class A(1)	21	2,515
Cognex Corp.	15	1,122
Coherent, Inc.(1)	2	501
CommScope Holding Co., Inc.(1)	17	131
Corning, Inc.	22	823
Coupa Software, Inc.(1)	6	644
Crowdstrike Holdings, Inc. - Class A(1)	315	71,453
Datadog, Inc. - Class A(1)	22	3,279
Dell Technologies, Inc. - Class C(1)	11	556
DocuSign, Inc. - Class A(1)	16	1,752
DoubleVerify Holdings, Inc.(1)	6	141
Dropbox, Inc. - Class A(1)	25	587
Duck Creek Technologies, Inc.(1)	1	29
Dynatrace, Inc.(1)	16	756
Elastic NV(1)	6	575
Enphase Energy, Inc.(1)	11	2,254
Entegris, Inc.	11	1,507
EPAM Systems, Inc.(1)	5	1,351
Euronet Worldwide, Inc.(1)	3	387
Everbridge, Inc.(1)	3	139
Fair Isaac Corp.(1)	2	1,016
Fidelity National Information Services, Inc.	272	27,323
Fiserv, Inc.(1)	3	342
Five9, Inc.(1)	6	652
FleetCor Technologies, Inc.(1)	781	194,557
Fortinet, Inc.(1)	11	3,886
Gartner, Inc.(1)	7	2,046
Genpact Ltd.	1	33
GLOBALFOUNDRIES, Inc.(1)	2	141
Globant SA(1)	3	915
GoDaddy, Inc. - Class A(1)	1	119
HP, Inc.	32	1,177
HubSpot, Inc.(1)	71	33,875
Informatica, Inc. - Class A(1)	2	39
Intuit, Inc.	565	271,709
IPG Photonics Corp.(1)(2)	0	13
Jabil, Inc.	10	588
Jack Henry & Associates, Inc.	2	315
Jamf Holding Corp.(1)	4	130
Keysight Technologies, Inc.(1)	7	1,066

KLA Corp.	13	4,753
Lam Research Corp.	12	6,461
Mandiant, Inc.(1)	5	115
Manhattan Associates, Inc.(1)	3	388
Mastercard, Inc. - Class A	321	114,707
Microchip Technology, Inc.	39	2,934
Micron Technology, Inc.	13	1,034
Microsoft Corp.	3,830	1,180,678
MKS Instruments, Inc.	4	616
MongoDB, Inc. - Class A(1)	5	2,400
Monolithic Power Systems, Inc.	4	1,881
nCino, Inc.(1)	5	191
NCR Corp.(1)	4	144
NetApp, Inc.	13	1,049
New Relic, Inc.(1)	5	312
NortonLifeLock, Inc.	12	321
Nutanix, Inc. - Class A(1)	19	499
NVIDIA Corp.	886	241,843
NXP Semiconductors NV	7	1,285
Okta, Inc. - Class A(1)	197	29,762
ON Semiconductor Corp.(1)	20	1,225
Oracle Corp.	128	10,615
Palantir Technologies, Inc. - Class A(1)	142	1,949
Palo Alto Networks, Inc.(1)	83	51,618
Paychex, Inc.	24	3,254
Paycom Software, Inc.(1)	4	1,436
Paycor HCM, Inc.(1)	3	75
Paylocity Holding Corp.(1)	3	712
PayPal Holdings, Inc.(1)	1,764	203,963
Pegasystems, Inc.	4	284
Procore Technologies, Inc.(1)	4	204
PTC, Inc.(1)	9	984
Pure Storage, Inc. - Class A(1)	22	769
QUALCOMM, Inc.	96	14,722
RingCentral, Inc. - Class A(1)	685	80,329
Sabre Corp.(1)	26	301
Salesforce.com, Inc.(1)	1,996	423,793
ServiceNow, Inc.(1)	17	9,493
Shift4 Payments, Inc. - Class A(1)	4	221
Shopify, Inc. - Class A(1)	129	87,533
Skyworks Solutions, Inc.	7	900
Smartsheet, Inc. - Class A(1)	11	584
Snowflake, Inc. - Class A(1)	234	53,623
Splunk, Inc.(1)	13	1,995
StoneCo Ltd. - Class A(1)	17	199
Switch, Inc. - Class A	10	293
Synopsys, Inc.(1)	8	2,738
Teradata Corp.(1)	8	389
Teradyne, Inc.	14	1,651
Texas Instruments, Inc.	624	114,464
Thoughtworks Holding, Inc.(1)	1	28
Trade Desk, Inc. - Class A(1)	678	46,924
Twilio, Inc. - Class A(1)	4	655
Tyler Technologies, Inc.(1)	3	1,326
Ubiquiti, Inc.(2)	0	134
Unity Software, Inc.(1)	13	1,294
Universal Display Corp.	4	603
Visa, Inc. - Class A	2,973	659,418
VMware, Inc. - Class A	7	807
Vontier Corp.	8	193
Western Union Co.	9	165
WEX, Inc.(1)	2	444
Wix.com Ltd.(1)	4	462

Workday, Inc. - Class A(1)		1,086	260,059
Zebra Technologies Corp. - Class A(1)		5	1,881
Zendesk, Inc.(1)		10	1,222
Zoom Video Communications, Inc. - Class A(1)		19	2,176
Zscaler, Inc.(1)		7	1,639

Total Information Technology			5,925,830

Materials – 3.31%
Avery Dennison Corp.		303	52,742
Axalta Coating Systems Ltd.(1)		3	75
Ball Corp.		2,873	258,585
Celanese Corp. - Class A		3	486
Chemours Co.		7	221
Crown Holdings, Inc.		1	153
Diversey Holdings Ltd.(1)		6	46
Dow, Inc.		4	285
Ecolab, Inc.		733	129,368
FMC Corp.		3	356
Freeport-McMoRan, Inc.		36	1,806
Graphic Packaging Holding Co.		7	150
Louisiana-Pacific Corp.		1	42
LyondellBasell Industries NV - Class A		3	276
Olin Corp.		1	47
PPG Industries, Inc.		9	1,122
RPM International, Inc.		6	504
Scotts Miracle-Gro Co.		3	421
Sealed Air Corp.		7	450
Sherwin-Williams Co.		662	165,234
Southern Copper Corp.		6	483
Steel Dynamics, Inc.		3	245
Westlake Corp.		1	68

Total Materials			613,165

Real Estate – 2.11%
American Tower Corp.		74	18,486
CBRE Group, Inc. - Class A(1)		1	134
Crown Castle International Corp.		37	6,796
Equinix, Inc.		267	197,793
Equity LifeStyle Properties, Inc.		8	617
Extra Space Storage, Inc.		1	199
Iron Mountain, Inc.		17	965
Lamar Advertising Co. - Class A		7	762
Opendoor Technologies, Inc.(1)		8	69
Prologis, Inc.		967	156,103
Public Storage		10	3,818
SBA Communications Corp. - Class A		2	516
Simon Property Group, Inc.		24	3,168
Zillow Group, Inc. - Class A(1)		5	238
Zillow Group, Inc. - Class C(1)		14	693

Total Real Estate			390,357

Utilities – 0.00%(4)
Brookfield Renewable Corp. - Class A		3	116
NRG Energy, Inc.		9	352

Total Utilities			468

Total Common Stocks (Cost: $12,224,443)			18,135,756

SHORT-TERM INVESTMENTS – 1.98%
Money Market Funds – 1.86%
Goldman Sachs Financial Square Government Fund - Class I, 0.24%(5)		344,838	344,838

Total Money Market Funds (Cost: $344,838)			344,838

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.12%
BNP Paribas, Paris, 0.15% due 04/01/2022		$7,567	7,567
Citibank, London, -0.78% due 04/01/2022	EUR	4,395	4,862
Sumitomo, Tokyo, 0.15% due 04/01/2022		$8,916	8,916

Total Time Deposits (Cost: $21,345)			21,345

Total Short-Term Investments (Cost: $366,183)			366,183

TOTAL INVESTMENTS IN SECURITIES – 99.91% (Cost: $12,590,626)			18,501,939

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.09%			16,435

TOTAL NET ASSETS – 100.00%			$18,518,374

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

EUR Euro

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $85,190, which represents 0.46% of total net assets.

(4)	Amount calculated is less than 0.005%.
(5)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts
Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
22	NASDAQ 100 E-mini Future	Jun. 2022	$6,373	$6,542	$169
7	S&P 500 E-mini Future	Jun. 2022	1,570	1,586	16

					$185

Bridge Builder Large Cap Value Fund

Schedule of Investments

March 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.24%
Communication Services – 6.69%
Activision Blizzard, Inc.	35	$2,814
Alphabet, Inc. - Class A(1)	2	5,282
Alphabet, Inc. - Class C(1)	77	215,448
Altice USA, Inc. - Class A(1)	2,388	29,801
AT&T, Inc.	1,827	43,174
Cable One, Inc.(2)	0	165
Charter Communications, Inc. - Class A(1)(2)	0	149
Comcast Corp. - Class A	6,762	316,598
Discovery, Inc. - Class A(1)	8	191
Discovery, Inc. - Class C(1)	2,948	73,607
DISH Network Corp. - Class A(1)	11	348
Electronic Arts, Inc.	579	73,254
Fox Corp. - Class A	312	12,313
Fox Corp. - Class B	370	13,422
IAC/InterActiveCorp(1)	4	356
Interpublic Group of Companies, Inc.	18	630
Liberty Broadband Corp. - Class A(1)	1	143
Liberty Broadband Corp. - Class C(1)	6	871
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	79
Liberty Media Corp.-Liberty Formula One - Class C(1)	9	635
Liberty Media Corp.-Liberty SiriusXM - Class A	4	187
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	7	337
Live Nation Entertainment, Inc.(1)	4	459
Loyalty Ventures, Inc.(1)	1	14
Lumen Technologies, Inc.	488	5,504
Madison Square Garden Sports Corp. - Class A(1)	1	104
Meta Platforms, Inc. - Class A(1)	575	127,827
Netflix, Inc.(1)	171	63,895
New York Times Co. - Class A	8	352
News Corp. - Class A	1,675	37,103
News Corp. - Class B	6	130
Nexstar Media Group, Inc. - Class A	44	8,370
Omnicom Group, Inc.	9	799
Paramount Global - Class A(2)	0	16
Paramount Global - Class B	281	10,635
Sirius XM Holdings, Inc.	39	261
Take-Two Interactive Software, Inc.(1)	4	645
TEGNA, Inc.	298	6,684
T-Mobile U.S., Inc.(1)	613	78,735
TripAdvisor, Inc.(1)	2	42
Twitter, Inc.(1)	31	1,217
Verizon Communications, Inc.	826	42,101
Vimeo, Inc.(1)(2)	0	5
Walt Disney Co.(1)	759	104,150
World Wrestling Entertainment, Inc. - Class A(2)	0	17
Zynga, Inc. - Class A(1)	25	235

Total Communication Services		1,279,104

Consumer Discretionary – 9.58%
ADT, Inc.	6	47
Advance Auto Parts, Inc.	358	74,104
Aptiv Plc(1)	10	1,197
Aramark	1,953	73,445
AutoNation, Inc.(1)	742	73,861
AutoZone, Inc.(1)	1	1,511
Bath & Body Works, Inc.	5	217
Best Buy Co., Inc.	112	10,155
Booking Holdings, Inc.(1)	57	135,003
BorgWarner, Inc.	161	6,253
Boyd Gaming Corp.	3	192
Bright Horizons Family Solutions, Inc.(1)(2)	0	66
Brunswick Corp.	3	255
Burlington Stores, Inc.(1)(2)	0	28
Caesars Entertainment, Inc.(1)	3	264

Capri Holdings Ltd.(1)	7	337
CarMax, Inc.(1)	7	651
Carnival Corp.(1)	39	797
Carter’s, Inc.	64	5,848
Chegg, Inc.(1)	2	57
Cie Generale des Etablissements Michelin SCA	369	50,062
Columbia Sportswear Co.	2	153
Compass Group Plc	4,949	106,493
Darden Restaurants, Inc.	2	241
Deckers Outdoor Corp.(1)	1	297
Dick’s Sporting Goods, Inc.	95	9,485
Dollar General Corp.	341	75,867
Dollar Tree, Inc.(1)	10	1,623
Domino’s Pizza, Inc.	1	225
DoorDash, Inc. - Class A(1)	1	87
DR Horton, Inc.	9	648
eBay, Inc.	197	11,303
Foot Locker, Inc.	130	3,844
Ford Motor Co.	177	2,998
Frontdoor, Inc.(1)	1	33
Gap, Inc.	9	123
Garmin Ltd.	7	823
General Motors Co.(1)	364	15,906
Gentex Corp.	11	321
Genuine Parts Co.	6	789
Grand Canyon Education, Inc.(1)	2	166
H&R Block, Inc.	1	36
Hanesbrands, Inc.	453	6,752
Harley-Davidson, Inc.	181	7,129
Hasbro, Inc.	6	478
Hilton Worldwide Holdings, Inc.(1)	4	623
Home Depot, Inc.	204	61,103
Hyatt Hotels Corp. - Class A(1)	2	218
Kohl’s Corp.	509	30,787
Las Vegas Sands Corp.(1)	2,456	95,481
La-Z-Boy, Inc.	211	5,556
Lear Corp.	43	6,141
Leggett & Platt, Inc.	6	216
Lennar Corp. - Class A	133	10,774
Lennar Corp. - Class B	1	52
Leslie’s, Inc.(1)	1	10
Lithia Motors, Inc. - Class A	185	55,453
LKQ Corp.	12	563
Marriott International, Inc. - Class A(1)	555	97,554
Marriott Vacations Worldwide Corp.	445	70,203
Mattel, Inc.(1)	1,007	22,373
McDonald’s Corp.	501	123,979
MGM Resorts International	1,838	77,070
Mister Car Wash, Inc.(1)	1	17
Mohawk Industries, Inc.(1)	2	308
Murphy USA, Inc.	33	6,499
Newell Brands, Inc.	359	7,683
NIKE, Inc. - Class B	832	111,989
Nordstrom, Inc.	90	2,443
Norwegian Cruise Line Holdings Ltd.(1)	17	364
NVR, Inc.(1)(2)	0	223
Ollie’s Bargain Outlet Holdings, Inc.(1)	3	122
O’Reilly Automotive, Inc.(1)	2	1,430
Penn National Gaming, Inc.(1)	7	304
Penske Automotive Group, Inc.	92	8,662
Petco Health & Wellness Co., Inc. - Class A(1)	2	41
Planet Fitness, Inc. - Class A(1)	1	107
Polaris, Inc.	1	76
PulteGroup, Inc.	166	6,949
PVH Corp.	3	236
QuantumScape Corp. - Class A(1)	4	75
Qurate Retail, Inc.	17	79
Ralph Lauren Corp. - Class A	410	46,555
Rivian Automotive, Inc. - Class A(1)	5	258
Royal Caribbean Cruises Ltd.(1)	10	840
SeaWorld Entertainment, Inc.(1)	1,313	97,755
Service Corp. International	7	476

Six Flags Entertainment Corp.(1)	2	103
Skechers USA, Inc. - Class A(1)	5	209
Sleep Number Corp.(1)	63	3,215
Tapestry, Inc.	11	410
Target Corp.	67	14,192
Terminix Global Holdings, Inc.(1)	5	243
Thor Industries, Inc.	80	6,322
TJX Companies, Inc.	2,578	156,164
Toll Brothers, Inc.	3	141
TopBuild Corp.(1)(2)	0	42
Travel + Leisure Co.	1	67
Under Armour, Inc. - Class A(1)	8	140
Under Armour, Inc. - Class C(1)	9	141
VF Corp.	5	294
Victoria’s Secret & Co.(1)	1	73
Vroom, Inc.(1)	4	9
Wayfair, Inc. - Class A(1)	1	165
Whirlpool Corp.	86	14,920
Williams-Sonoma, Inc.	1	119
Wyndham Hotels & Resorts, Inc.	2	135
Yum China Holdings, Inc.	18	740
Yum! Brands, Inc.	12	1,431

Total Consumer Discretionary		1,831,092

Consumer Staples – 7.66%
Albertsons Companies, Inc. - Class A	7	246
Altria Group, Inc.	2,225	116,233
Archer-Daniels-Midland Co.	25	2,288
Beyond Meat, Inc.(1)(2)	0	14
Brown-Forman Corp. - Class A	1	58
Brown-Forman Corp. - Class B	4	287
Bunge Ltd.	96	10,626
Campbell Soup Co.	9	390
Casey’s General Stores, Inc.	2	339
Church & Dwight Co., Inc.	10	1,032
Clorox Co.	1	149
Coca-Cola Co.	2,636	163,430
Coca-Cola Europacific Partners PLC	1,225	59,565
Colgate-Palmolive Co.	1,916	145,300
Conagra Brands, Inc.	1,671	56,106
Constellation Brands, Inc. - Class A	7	1,636
Costco Wholesale Corp.	166	95,404
Coty, Inc. - Class A(1)	17	150
Darling Ingredients, Inc.(1)	7	558
Diageo Plc - ADR	363	73,688
Edgewell Personal Care Co.	115	4,229
Flowers Foods, Inc.	8	214
General Mills, Inc.	108	7,334
Grocery Outlet Holding Corp.(1)	4	136
Hain Celestial Group, Inc.(1)	4	146
Herbalife Nutrition Ltd.(1)	4	111
Hershey Co.	1	204
Hormel Foods Corp.	13	655
Ingredion, Inc.	91	7,969
J.M. Smucker Co.	108	14,645
Kellogg Co.	6	402
Keurig Dr Pepper, Inc.	32	1,202
Kimberly-Clark Corp.	378	46,576
Kraft Heinz Co.	429	16,906
Kroger Co.	509	29,220
Lamb Weston Holdings, Inc.	5	286
McCormick & Co., Inc.	11	1,128
Molson Coors Beverage Co. - Class B	278	14,841
Mondelez International, Inc. - Class A	106	6,683
Monster Beverage Corp.(1)	1	105
Olaplex Holdings, Inc.(1)	3	45
PepsiCo, Inc.	656	109,760
Philip Morris International, Inc.	1,692	158,936
Pilgrim’s Pride Corp.(1)	15	371
Post Holdings, Inc.(1)	3	175
Procter & Gamble Co.	986	150,678
Reynolds Consumer Products, Inc.	2	66
Seaboard Corp.(2)	0	59

Spectrum Brands Holdings, Inc.	2	167
Sprouts Farmers Market, Inc.(1)	295	9,444
Swedish Match AB	3,090	23,235
Swedish Match AB - ADR	3,673	27,400
Tyson Foods, Inc. - Class A	682	61,157
US Foods Holding Corp.(1)	10	370
Walgreens Boots Alliance, Inc.	300	13,438
Walmart, Inc.	185	27,478

Total Consumer Staples		1,463,270

Energy – 4.87%
Antero Midstream Corp.	15	166
APA Corp.	203	8,406
Baker Hughes Co. - Class A	33	1,212
Chevron Corp.	130	21,114
ConocoPhillips	60	5,993
Continental Resources, Inc.	3	168
Coterra Energy, Inc.	30	811
Devon Energy Corp.	31	1,810
Diamondback Energy, Inc.	4	595
DT Midstream, Inc.	4	243
Enbridge, Inc.	65	2,987
EOG Resources, Inc.	1,551	184,932
EQT Corp.	14	478
Exxon Mobil Corp.	840	69,400
Halliburton Co.	38	1,440
Hess Corp.	1,255	134,358
HF Sinclair Corp.(1)	190	7,585
Kinder Morgan, Inc.	447	8,461
Marathon Oil Corp.	35	891
Marathon Petroleum Corp.	193	16,517
NOV, Inc.	18	351
Occidental Petroleum Corp.	246	13,984
ONEOK, Inc.	20	1,427
Phillips 66	1,020	88,091
Pioneer Natural Resources Co.	443	110,691
Schlumberger NV	2,786	115,095
Targa Resources Corp.	39	2,950
TC Energy Corp.	668	37,693
TotalEnergies SE	1,185	59,952
TotalEnergies SE - ADR	337	17,027
Valero Energy Corp.	136	13,845
Williams Companies, Inc.	55	1,845

Total Energy		930,518

Financials – 16.59%
Affiliated Managers Group, Inc.	42	5,946
Aflac, Inc.	238	15,312
AGNC Investment Corp.	23	304
Alleghany Corp.(1)	1	454
Allstate Corp.	523	72,389
Ally Financial, Inc.	15	661
American Express Co.	1,025	191,737
American Financial Group, Inc.	84	12,220
American International Group, Inc.	2,867	179,940
Ameriprise Financial, Inc.	82	24,578
Annaly Capital Management, Inc.	574	4,043
Aon Plc - Class A	4	1,323
Apollo Global Management, Inc.	6	376
Arch Capital Group Ltd.(1)	2,245	108,724
Ares Capital Corp.	394	8,252
Ares Management Corp. - Class A	1	74
Arthur J. Gallagher & Co.	9	1,615
Assurant, Inc.	3	466
Assured Guaranty Ltd.	3	191
Axis Capital Holdings Ltd.	861	52,059
Bank of America Corp.	1,183	48,753
Bank of Hawaii Corp.	2	156
Bank of New York Mellon Corp.	373	18,489
Bank OZK	5	230
Berkshire Hathaway, Inc. - Class B(1)	411	145,143
BlackRock, Inc. - Class A	6	4,961
Blackstone, Inc. - Class A	677	85,893
BOK Financial Corp.	1	121

Brighthouse Financial, Inc.(1)	4	182
Brown & Brown, Inc.	10	716
Capital One Financial Corp.	145	18,999
Carlyle Group, Inc.	7	358
CBOE Global Markets, Inc.	5	547
Charles Schwab Corp.	294	24,745
Chubb Ltd.	1,069	228,660
Cincinnati Financial Corp.	7	916
Citigroup, Inc.	795	42,477
Citizens Financial Group, Inc.	390	17,685
CME Group, Inc. - Class A	278	66,189
CNA Financial Corp.	140	6,793
Comerica, Inc.	6	537
Commerce Bancshares, Inc.	5	366
Credit Acceptance Corp.(1)(2)	0	189
Cullen/Frost Bankers, Inc.	3	355
Discover Financial Services	121	13,379
East West Bancorp, Inc.	6	512
Equitable Holdings, Inc.	1,281	39,609
Erie Indemnity Co. - Class A(2)	0	55
Essent Group Ltd.	99	4,092
Evercore, Inc. - Class A	2	180
Everest Re Group Ltd.	33	10,045
FactSet Research Systems, Inc.(2)	0	112
Fidelity National Financial, Inc.	12	607
Fifth Third Bancorp	1,286	55,360
First American Financial Corp.	5	309
First Citizens BancShares, Inc. - Class A	1	371
First Hawaiian, Inc.	6	161
First Horizon Corp.	555	13,032
First Republic Bank	8	1,301
FNB Corp.	516	6,424
Franklin Resources, Inc.	110	3,084
Globe Life, Inc.	5	466
GoHealth, Inc. - Class A(1)(2)	0	0
Goldman Sachs Group, Inc.	431	142,245
Hanover Insurance Group, Inc.	2	240
Hartford Financial Services Group, Inc.	441	31,641
Huntington Bancshares, Inc.	2,643	38,639
Interactive Brokers Group, Inc. - Class A	4	240
Intercontinental Exchange, Inc.	25	3,341
Invesco Ltd.	15	343
Janus Henderson Group Plc	7	261
Jefferies Financial Group, Inc.	2,434	79,944
JPMorgan Chase & Co.	625	85,266
Kemper Corp.	3	153
KeyCorp	637	14,263
KKR & Co., Inc. - Class Miscella	25	1,484
Lazard Ltd. - Class A	5	167
Lemonade, Inc.(1)	1	39
Lincoln National Corp.	148	9,696
Loews Corp.	885	57,370
M&T Bank Corp.	483	81,875
Markel Corp.(1)	1	761
Marsh & McLennan Companies, Inc.	735	125,233
Mercury General Corp.	1	69
MetLife, Inc.	1,205	84,712
MGIC Investment Corp.	14	196
Moody’s Corp.(2)	0	131
Morgan Stanley	1,611	140,819
Morningstar, Inc.(2)	0	35
MSCI, Inc. - Class A	1	525
Nasdaq, Inc.	5	945
Navient Corp.	425	7,237
New Residential Investment Corp.	554	6,086
New York Community Bancorp, Inc.	21	225
Northern Trust Corp.	583	67,842
Old Republic International Corp.	13	328
OneMain Holdings, Inc. - Class A	5	232
PacWest Bancorp	5	225
People’s United Financial, Inc.	19	383
Pinnacle Financial Partners, Inc.	3	311

PNC Financial Services Group, Inc.	368	67,923
Popular, Inc.	4	295
Primerica, Inc.	2	253
Principal Financial Group, Inc.	12	860
PROG Holdings, Inc.(1)	970	27,918
Progressive Corp.	26	3,016
Prosperity Bancshares, Inc.	4	272
Prudential Financial, Inc.	97	11,420
Radian Group, Inc.	253	5,621
Raymond James Financial, Inc.	31	3,384
Regions Financial Corp.	679	15,123
Reinsurance Group of America, Inc. - Class A	3	330
RenaissanceRe Holdings Ltd.	1	177
S&P Global, Inc.	8	3,270
SEI Investments Co.	5	292
Signature Bank	3	817
SLM Corp.	13	239
Starwood Property Trust, Inc.	13	325
State Street Corp.	622	54,174
Stifel Financial Corp.	5	315
SVB Financial Group(1)	3	1,443
Synchrony Financial	2,477	86,212
Synovus Financial Corp.	6	300
T Rowe Price Group, Inc.	7	1,043
TFS Financial Corp.	2	35
Tradeweb Markets, Inc. - Class A	5	411
Travelers Companies, Inc.	11	1,993
Truist Financial Corp.	60	3,417
Umpqua Holdings Corp.	9	178
Unum Group	9	284
US Bancorp	1,094	58,137
UWM Holdings Corp.	2	8
Virtu Financial, Inc. - Class A	4	141
Voya Financial, Inc.	91	6,046
Webster Financial Corp.	8	459
Wells Fargo & Co.	4,086	198,017
Western Alliance Bancorp	2	193
White Mountains Insurance Group Ltd.(2)	0	155
Willis Towers Watson Plc	319	75,274
Wintrust Financial Corp.	3	244
WR Berkley Corp.	10	633
Zions Bancorp N.A.	202	13,236

Total Financials		3,170,608

Healthcare – 15.86%
Abbott Laboratories	39	4,669
AbbVie, Inc.	586	94,920
Acadia Healthcare Co., Inc.(1)	4	265
Adaptive Biotechnologies Corp.(1)(2)	0	7
Agilent Technologies, Inc.	1	185
agilon health, Inc.(1)	1	23
Amedisys, Inc.(1)(2)	0	26
AmerisourceBergen Corp. - Class A	7	1,045
Amgen, Inc.	88	21,359
Anthem, Inc.	361	177,350
AstraZeneca Plc - ADR	256	16,966
Azenta, Inc.	1	43
Baxter International, Inc.	1,160	89,908
Becton Dickinson & Co.	219	58,384
Biogen, Inc.(1)	53	11,267
BioMarin Pharmaceutical, Inc.(1)	8	640
Bio-Rad Laboratories, Inc. - Class A(1)	1	547
Boston Scientific Corp.(1)	64	2,853
Bristol Myers Squibb Co.	477	34,869
Cardinal Health, Inc.	409	23,181
Catalent, Inc.(1)	6	653
Centene Corp.(1)	286	24,115
Cerner Corp.	13	1,235
Certara, Inc.(1)	2	47
Change Healthcare, Inc.(1)	12	255
Charles River Laboratories International, Inc.(1)(2)	0	36
Chemed Corp.	1	256
Cigna Corp.	505	121,051

Cooper Companies, Inc.	2	920
CVS Health Corp.	1,363	137,939
Danaher Corp.	267	78,291
DaVita, Inc.(1)	72	8,115
Definitive Healthcare Corp. - Class A(1)	1	22
Dentsply Sirona, Inc.	10	482
Elanco Animal Health, Inc.(1)	20	522
Eli Lilly & Co.	8	2,322
Encompass Health Corp.	2	136
Envista Holdings Corp.(1)	1,048	51,038
Exact Sciences Corp.(1)	1	36
Exelixis, Inc.(1)	2	41
Figs, Inc. - Class A(1)	3	66
Fresenius Medical Care AG & Co. KGaA	938	62,835
Gilead Sciences, Inc.	335	19,895
GlaxoSmithKline Plc	180	3,895
Globus Medical, Inc. - Class A(1)	3	254
HCA Healthcare, Inc.	63	15,789
Henry Schein, Inc.(1)	6	541
Hologic, Inc.(1)	688	52,854
Horizon Therapeutics Plc(1)	8	843
Humana, Inc.	117	51,056
ICU Medical, Inc.(1)	1	196
Incyte Corp.(1)	1	105
Integra LifeSciences Holdings Corp.(1)	3	206
Ionis Pharmaceuticals, Inc.(1)(2)	0	17
Iovance Biotherapeutics, Inc.(1)	5	80
IQVIA Holdings, Inc.(1)	4	1,021
Jazz Pharmaceuticals Plc(1)	77	12,033
Johnson & Johnson	1,189	210,661
Koninklijke Philips NV	3,045	92,850
Laboratory Corp. of America Holdings(1)	4	1,108
LivaNova Plc(1)	558	45,627
Masimo Corp.(1)	1	91
McKesson Corp.	60	18,408
Medtronic Plc	2,475	274,601
Merck & Co., Inc.	4,303	353,041
Mirati Therapeutics, Inc.(1)(2)	0	22
Molina Healthcare, Inc.(1)	2	748
Natera, Inc.(1)(2)	0	9
Nektar Therapeutics - Class A(1)	8	41
Oak Street Health, Inc.(1)(2)	0	11
Organon & Co.	57	1,981
PerkinElmer, Inc.	6	1,004
Perrigo Co. Plc	1,569	60,285
Pfizer, Inc.	2,926	151,502
Premier, Inc. - Class A	5	190
QIAGEN NV(1)	10	504
Quest Diagnostics, Inc.	56	7,647
Quidel Corp.(1)	2	184
Regeneron Pharmaceuticals, Inc.(1)	12	8,179
Repligen Corp.(1)(2)	0	24
ResMed, Inc.	1	156
Royalty Pharma Plc - Class A	6	227
Sage Therapeutics, Inc.(1)	2	74
Sanofi	201	20,565
Sanofi - ADR	226	11,593
Seagen, Inc.(1)	1	98
Select Medical Holdings Corp.	170	4,069
Signify Health, Inc. - Class A(1)	3	49
STERIS Plc	3	803
Stryker Corp.	424	113,480
Syneos Health, Inc. - Class A(1)	4	327
Tandem Diabetes Care, Inc.(1)(2)	0	26
Teladoc Health, Inc.(1)	7	497
Teleflex, Inc.	2	626
Thermo Fisher Scientific, Inc.	16	9,592
Ultragenyx Pharmaceutical, Inc.(1)	1	49
United Therapeutics Corp.(1)	39	7,043
UnitedHealth Group, Inc.	573	292,465
Universal Health Services, Inc. - Class B	57	8,225
Vertex Pharmaceuticals, Inc.(1)	445	116,165

Viatris, Inc.	240	2,606
Waters Corp.(1)(2)	0	54
Zimmer Biomet Holdings, Inc.	193	24,746
Zimvie, Inc.(1)	19	431
Zoetis, Inc. - Class A	1	218

Total Healthcare		3,030,607

Industrials – 14.94%
3M Co.	63	9,407
Acuity Brands, Inc.	47	8,978
AECOM	1,103	84,739
AerCap Holdings NV(1)	1,406	70,677
AGCO Corp.	85	12,456
Air Lease Corp. - Class A	1,622	72,424
Airbus SE(1)	231	27,929
Airbus SE - ADR(1)	2,273	68,689
Alaska Air Group, Inc.(1)	6	323
Allegion Plc	1	110
Allison Transmission Holdings, Inc.	130	5,122
AMERCO(2)	0	236
American Airlines Group, Inc.(1)	29	531
AMETEK, Inc.	10	1,394
AO Smith Corp.	6	377
Armstrong World Industries, Inc.	1	104
Atkore, Inc.(1)	118	11,567
AZEK Co., Inc. - Class A(1)	2	62
Boeing Co.(1)	170	32,606
Builders FirstSource, Inc.(1)	9	552
BWX Technologies, Inc.	1,221	65,789
CACI International, Inc. - Class A(1)	1	322
Canadian National Railway Co.	705	94,583
Carlisle Companies, Inc.	1	355
Carrier Global Corp.	21	949
Caterpillar, Inc.	3	748
CH Robinson Worldwide, Inc.	5	505
ChargePoint Holdings, Inc.(1)	11	216
Cintas Corp.(2)	0	97
Clarivate Plc(1)	21	346
Clean Harbors, Inc.(1)	2	261
Colfax Corp.(1)	6	246
Copa Holdings SA - Class A(1)	1	124
Core & Main, Inc. - Class A(1)	2	37
CoStar Group, Inc.(1)	4	271
Crane Co.	90	9,694
CSX Corp.	100	3,761
Cummins, Inc.	47	9,736
Curtiss-Wright Corp.	54	8,172
Deere & Co.	331	137,310
Delta Air Lines, Inc.(1)	145	5,752
Donaldson Co., Inc.	5	248
Dover Corp.	7	1,026
Driven Brands Holdings, Inc.(1)	3	69
Dun & Bradstreet Holdings, Inc.(1)	8	132
Eaton Corp. Plc	18	2,744
Emerson Electric Co.	478	46,901
Equifax, Inc.	3	796
Expeditors International of Washington, Inc.	2	206
Fastenal Co.	3	176
FedEx Corp.	620	143,365
Flowserve Corp.	101	3,632
Fluence Energy, Inc. - Class A(1)	1	18
Fortive Corp.	15	909
Fortune Brands Home & Security, Inc.	5	338
FTI Consulting, Inc.(1)	2	244
Gates Industrial Corp. Plc(1)	4	61
General Dynamics Corp.	531	128,064
General Electric Co.	970	88,732
Graco, Inc.	3	209
GXO Logistics, Inc.(1)	1	38
Hayward Holdings, Inc.(1)	2	38
HEICO Corp.	1	211
HEICO Corp. - Class A	2	312
Hexcel Corp.	4	222

Hillenbrand, Inc.	132	5,822
Honeywell International, Inc.	634	123,352
Howmet Aerospace, Inc.	16	568
Hubbell, Inc. - Class B	2	459
Huntington Ingalls Industries, Inc.	39	7,832
IDEX Corp.	3	666
Illinois Tool Works, Inc.	1	309
Ingersoll Rand, Inc.	18	891
ITT, Inc.	4	293
Jacobs Engineering Group, Inc.	348	47,923
JB Hunt Transport Services, Inc.	421	84,508
JetBlue Airways Corp.(1)	385	5,759
Johnson Controls International Plc	32	2,082
Kirby Corp.(1)	3	192
Knight-Swift Transportation Holdings, Inc. - Class A	7	362
L3Harris Technologies, Inc.	267	66,295
Landstar System, Inc.(2)	0	23
Legalzoom.com, Inc.(1)	2	26
Leidos Holdings, Inc.	6	698
Lennox International, Inc.	2	388
Lockheed Martin Corp.	203	89,824
ManpowerGroup, Inc.	3	240
Masco Corp.	11	545
MasTec, Inc.(1)	3	234
MDU Resources Group, Inc.	1,057	28,171
Mercury Systems, Inc.(1)	3	164
Middleby Corp.(1)	2	289
Moog, Inc. - Class A	65	5,688
MSA Safety, Inc.	1	155
MSC Industrial Direct Co., Inc. - Class A	2	166
Nielsen Holdings Plc	514	13,997
Nordson Corp.	2	496
Norfolk Southern Corp.	11	3,090
Northrop Grumman Corp.	557	249,053
nVent Electric Plc	8	266
Old Dominion Freight Line, Inc.(2)	0	116
Oshkosh Corp.	61	6,127
Otis Worldwide Corp.	19	1,490
Owens Corning	65	5,949
PACCAR, Inc.	186	16,386
Parker-Hannifin Corp.	5	1,374
Pentair Plc	8	410
Quanta Services, Inc.	6	838
Raytheon Technologies Corp.	2,691	266,598
Regal Rexnord Corp.	2	357
Republic Services, Inc. - Class A	10	1,263
Robert Half International, Inc.	1	63
Rockwell Automation, Inc.	2	591
Rollins, Inc.	1	23
Roper Technologies, Inc.	5	2,238
Ryder System, Inc.	73	5,807
Safran SA	678	79,776
Schneider National, Inc. - Class B	3	69
Science Applications International Corp.	42	3,853
Sensata Technologies Holding Plc(1)	7	358
Shoals Technologies Group, Inc. - Class A(1)	4	75
Siemens AG	162	22,366
SiteOne Landscape Supply, Inc.(1)	1	152
Snap-on, Inc.	41	8,366
Southwest Airlines Co.(1)	232	10,642
Spirit AeroSystems Holdings, Inc. - Class A	3	167
Stanley Black & Decker, Inc.	409	57,149
Stericycle, Inc.(1)	468	27,579
Sunrun, Inc.(1)	9	286
Textron, Inc.	107	7,933
Timken Co.	3	171
Toro Co.(2)	0	19
Trane Technologies Plc	5	822
TransDigm Group, Inc.(1)	2	1,098
TransUnion	3	289
TuSimple Holdings, Inc. - Class A(1)	5	63
Uber Technologies, Inc.(1)	11	383

Union Pacific Corp.	472	128,839
United Airlines Holdings, Inc.(1)	15	687
United Parcel Service, Inc. - Class B	841	180,392
United Rentals, Inc.(1)	15	5,311
Univar Solutions, Inc.(1)	245	7,873
Valmont Industries, Inc.	1	226
Verisk Analytics, Inc. - Class A	3	559
Vertiv Holdings Co. - Class A	5,966	83,522
Virgin Galactic Holdings, Inc.(1)	1	10
Waste Management, Inc.	16	2,549
Watsco, Inc.	1	442
Werner Enterprises, Inc.	137	5,609
Westinghouse Air Brake Technologies Corp.	8	790
Woodward, Inc.	3	342
WW Grainger, Inc.(2)	0	189
XPO Logistics, Inc.(1)	1	39
Xylem, Inc.	3	241

Total Industrials		2,855,940

Information Technology – 10.04%
Accenture Plc - Class A	269	90,697
Akamai Technologies, Inc.(1)	7	863
Alliance Data Systems Corp.	2	119
Amdocs Ltd.	74	6,118
Amkor Technology, Inc.	245	5,319
Amphenol Corp. - Class A	8	578
Analog Devices, Inc.	14	2,374
ANSYS, Inc.(1)	2	728
Applied Materials, Inc.	376	49,509
Arista Networks, Inc.(1)	1	163
Arrow Electronics, Inc.(1)	110	13,060
Automatic Data Processing, Inc.	329	74,834
Avnet, Inc.	4	174
Black Knight, Inc.(1)	7	405
Broadcom, Inc.	156	98,343
Broadridge Financial Solutions, Inc.(2)	0	67
C3.ai, Inc. - Class A(1)	2	43
CDK Global, Inc.	4	211
Ceridian HCM Holding, Inc.(1)	6	416
Ciena Corp.(1)	7	415
Cirrus Logic, Inc.(1)	3	227
Cisco Systems, Inc.	1,956	109,055
Citrix Systems, Inc.	248	25,055
Cloudflare, Inc. - Class A(1)	1	80
Cognizant Technology Solutions Corp. - Class A	1,012	90,736
Coherent, Inc.(1)(2)	0	24
Concentrix Corp.	2	318
Consensus Cloud Solutions, Inc.(1)	19	1,144
Corning, Inc.	23	841
Datto Holding Corp.(1)	1	28
Dell Technologies, Inc. - Class C(1)	212	10,647
Diodes, Inc.(1)	62	5,366
Dolby Laboratories, Inc. - Class A	3	237
Duck Creek Technologies, Inc.(1)	2	50
DXC Technology Co.(1)	178	5,808
Dynatrace, Inc.(1)(2)	0	21
Euronet Worldwide, Inc.(1)	1	78
F5, Inc.(1)	3	578
Fastly, Inc. - Class A(1)	5	82
Fidelity National Information Services, Inc.	519	52,076
First Solar, Inc.(1)	5	412
Fiserv, Inc.(1)	210	21,334
FleetCor Technologies, Inc.(1)	3	689
Genpact Ltd.	8	340
Global Payments, Inc.	13	1,759
GLOBALFOUNDRIES, Inc.(1)	1	68
GoDaddy, Inc. - Class A(1)	7	569
Guidewire Software, Inc.(1)	4	351
Hewlett Packard Enterprise Co.	532	8,882
HP, Inc.	608	22,067
Informatica, Inc. - Class A(1)	1	16
Intel Corp.	950	47,087
International Business Machines Corp.	180	23,429

IPG Photonics Corp.(1)	2	167
Jabil, Inc.	106	6,563
Jack Henry & Associates, Inc.	2	476
Jamf Holding Corp.(1)(2)	0	11
Juniper Networks, Inc.	14	534
Keysight Technologies, Inc.(1)	5	726
Kyndryl Holdings, Inc.(1)	10	129
Lam Research Corp.	8	4,408
Littelfuse, Inc.	1	269
Lumentum Holdings, Inc.(1)	3	321
Mandiant, Inc.(1)	8	173
Manhattan Associates, Inc.(1)	1	181
Marvell Technology, Inc.	38	2,745
Mastercard, Inc. - Class A	292	104,515
Methode Electronics, Inc.	117	5,065
Microchip Technology, Inc.	774	58,182
Micron Technology, Inc.	44	3,420
Microsoft Corp.	478	147,519
MKS Instruments, Inc.(2)	0	53
Motorola Solutions, Inc.	8	1,831
N-able, Inc.(1)	1	13
National Instruments Corp.	6	246
NCR Corp.(1)	4	155
NetApp, Inc.	3	288
NETGEAR, Inc.(1)	49	1,219
NortonLifeLock, Inc.	18	488
NXP Semiconductors NV	433	80,152
ON Semiconductor Corp.(1)	9	561
Oracle Corp.	1,186	98,130
Paychex, Inc.	2	250
Paycor HCM, Inc.(1)	1	17
Paysafe Ltd.(1)	16	54
Pegasystems, Inc.(2)	0	11
Procore Technologies, Inc.(1)	1	42
Pure Storage, Inc. - Class A(1)	1	25
Qorvo, Inc.(1)	70	8,669
QUALCOMM, Inc.	859	131,207
Salesforce.com, Inc.(1)	34	7,287
Samsung Electronics Co. Ltd.	1,880	107,587
Seagate Technology Holdings Plc	160	14,375
Skyworks Solutions, Inc.	4	517
Snowflake, Inc. - Class A(1)	1	133
SolarWinds Corp.	1	19
SS&C Technologies Holdings, Inc.	10	751
StoneCo Ltd. - Class A(1)	1	7
Synopsys, Inc.(1)	3	848
TD SYNNEX Corp.	55	5,701
TE Connectivity Ltd.	72	9,437
Teledyne Technologies, Inc.(1)	2	993
Teradata Corp.(1)	1	28
Texas Instruments, Inc.	556	102,029
Thoughtworks Holding, Inc.(1)	1	26
Trimble, Inc.(1)	11	810
Twilio, Inc. - Class A(1)	5	886
Tyler Technologies, Inc.(1)(2)	0	113
Ubiquiti, Inc.(2)	0	17
VeriSign, Inc.(1)	4	975
Viasat, Inc.(1)	3	152
Visa, Inc. - Class A	999	221,501
VMware, Inc. - Class A	40	4,526
Vontier Corp.	4	95
Western Digital Corp.(1)	14	703
Western Union Co.	323	6,061
WEX, Inc.(1)	1	124
Wolfspeed, Inc.(1)	5	598
Xerox Holdings Corp.	6	125

Total Information Technology		1,919,129

Materials – 4.86%
Air Products & Chemicals, Inc.	297	74,108
Akzo Nobel NV	120	10,277
Albemarle Corp.	5	1,160
Alcoa Corp.	8	749

Amcor Plc	68	770
AptarGroup, Inc.	3	344
Ardagh Group SA - Class A(4)	1	14
Ardagh Metal Packaging SA(1)	4	34
Ashland Global Holdings, Inc.	2	225
Avery Dennison Corp.	2	308
Axalta Coating Systems Ltd.(1)	2,283	56,111
Ball Corp.	10	904
Berry Global Group, Inc.(1)	94	5,468
Celanese Corp. - Class A	71	10,178
CF Industries Holdings, Inc.	701	72,223
Chemours Co.	3	102
Cleveland-Cliffs, Inc.(1)	20	648
Corteva, Inc.	1,537	88,336
Crown Holdings, Inc.	58	7,258
Diversey Holdings Ltd.(1)	1	7
Dow, Inc.	31	1,980
DuPont de Nemours, Inc.	963	70,849
Eagle Materials, Inc.	2	217
Eastman Chemical Co.	103	11,567
Ecolab, Inc.	473	83,541
Element Solutions, Inc.	3,261	71,408
FMC Corp.	4	560
Freeport-McMoRan, Inc.	47	2,331
Graphic Packaging Holding Co.	10	192
Huntsman Corp.	210	7,866
Ingevity Corp.(1)	71	4,569
International Flavors & Fragrances, Inc.	752	98,746
International Paper Co.	1,342	61,921
Linde Plc	361	115,206
Louisiana-Pacific Corp.	145	8,994
LyondellBasell Industries NV - Class A	127	13,071
Martin Marietta Materials, Inc.	3	1,094
Mosaic Co.	17	1,117
NewMarket Corp.(2)	0	88
Newmont Corp.	36	2,892
Nucor Corp.	12	1,835
Olin Corp.	6	321
Packaging Corp. of America	4	658
PPG Industries, Inc.	6	807
Reliance Steel & Aluminum Co.	48	8,816
Royal Gold, Inc.	3	416
RPM International, Inc.	80	6,536
Sealed Air Corp.	3	210
Silgan Holdings, Inc.	4	184
Sonoco Products Co.	4	270
Southern Copper Corp.(2)	0	23
Steel Dynamics, Inc.	7	585
Sylvamo Corp.(1)	2	52
United States Steel Corp.	11	433
Valvoline, Inc.	236	7,439
Vulcan Materials Co.	6	1,104
Westlake Corp.	1	152
Westrock Co.	225	10,589

Total Materials		927,863

Real Estate – 3.05%
Alexandria Real Estate Equities, Inc.	8	1,527
American Assets Trust, Inc.	90	3,395
American Campus Communities, Inc.	920	51,483
American Homes 4 Rent - Class A	14	543
American Tower Corp.	218	54,855
Americold Realty Trust	12	329
Apartment Income REIT Corp.	7	382
AvalonBay Communities, Inc.	6	1,576
Boston Properties, Inc.	7	922
Brandywine Realty Trust	330	4,672
Brixmor Property Group, Inc.	13	345
Camden Property Trust	5	753
CBRE Group, Inc. - Class A(1)	14	1,311
Corporate Office Properties Trust	1,248	35,617
Cousins Properties, Inc.	91	3,669
CubeSmart	10	507

Digital Realty Trust, Inc.	13	1,808
Douglas Emmett, Inc.	8	251
Duke Realty Corp.	17	1,009
EPR Properties	3	188
Equinix, Inc.	1	879
Equity LifeStyle Properties, Inc.	4	290
Equity Residential	584	52,534
Essex Property Trust, Inc.	3	1,025
Extra Space Storage, Inc.	5	1,111
Federal Realty Investment Trust	4	435
First Industrial Realty Trust, Inc.	6	360
Gaming & Leisure Properties, Inc.	120	5,630
Healthcare Trust of America, Inc. - Class A	10	314
Healthpeak Properties, Inc.	24	838
Highwoods Properties, Inc.	5	209
Host Hotels & Resorts, Inc.	255	4,947
Howard Hughes Corp.(1)	492	50,953
Hudson Pacific Properties, Inc.	7	181
Invitation Homes, Inc.	27	1,090
Iron Mountain, Inc.	139	7,717
JBG SMITH Properties	5	156
Jones Lang LaSalle, Inc.(1)	2	552
Kilroy Realty Corp.	5	394
Kimco Realty Corp.	26	643
Lamar Advertising Co. - Class A(2)	0	51
Life Storage, Inc.	4	523
Medical Properties Trust, Inc.	233	4,926
MGM Growth Properties LLC - Class A	1,156	44,733
Mid-America Apartment Communities, Inc.	5	1,090
National Retail Properties, Inc.	8	357
Office Properties Income Trust	132	3,389
Omega Healthcare Investors, Inc.	11	341
Opendoor Technologies, Inc.(1)	15	134
Orion Office REIT, Inc.	2	33
Park Hotels & Resorts, Inc.	11	212
Prologis, Inc.	33	5,406
Public Storage	181	70,807
Rayonier, Inc.	662	27,228
Realty Income Corp.	26	1,780
Regency Centers Corp.	8	552
Rexford Industrial Realty, Inc.	7	551
SBA Communications Corp. - Class A	4	1,419
Simon Property Group, Inc.	2	246
SL Green Realty Corp.	3	241
Spirit Realty Capital, Inc.	6	268
STORE Capital Corp.	11	328
Sun Communities, Inc.	5	914
UDR, Inc.	14	825
Ventas, Inc.	18	1,108
VICI Properties, Inc.	1,584	45,075
Vornado Realty Trust	97	4,414
Welltower, Inc.	158	15,146
Weyerhaeuser Co.	1,453	55,062
WP Carey, Inc.	9	697

Total Real Estate		583,256

Utilities – 3.10%
AES Corp.	30	761
Alliant Energy Corp.	11	702
Ameren Corp.	246	23,062
American Electric Power Co., Inc.	23	2,264
American Water Works Co., Inc.	8	1,363
Atmos Energy Corp.	6	730
Avangrid, Inc.	3	126
Brookfield Renewable Corp. - Class A	4	188
CenterPoint Energy, Inc.	1,868	57,224
CMS Energy Corp.	13	912
Consolidated Edison, Inc.	16	1,520
Constellation Energy Corp.	475	26,694
Dominion Energy, Inc.	470	39,946
DTE Energy Co.	9	1,151
Duke Energy Corp.	35	3,902
Edison International	17	1,192
Entergy Corp.	9	1,060
Essential Utilities, Inc.	11	543
Evergy, Inc.	10	710

Eversource Energy	16	1,369
Exelon Corp.	1,424	67,819
FirstEnergy Corp.	25	1,141
Hawaiian Electric Industries, Inc.	5	196
IDACORP, Inc.	2	264
National Fuel Gas Co.	103	7,067
NextEra Energy, Inc.	298	25,224
NiSource, Inc.	1,289	40,981
NRG Energy, Inc.	239	9,156
OGE Energy Corp.	9	368
PG&E Corp.(1)	90	1,074
Pinnacle West Capital Corp.	1,061	82,858
PPL Corp.	34	974
Public Service Enterprise Group, Inc.	23	1,596
Sempra Energy	423	71,032
Southern Co.	1,229	89,138
UGI Corp.	9	342
Vistra Corp.	390	9,070
WEC Energy Group, Inc.	14	1,438
Xcel Energy, Inc.	241	17,371

Total Utilities		592,528

Total Common Stocks (Cost: $12,826,537)		18,583,915

CONVERTIBLE PREFERRED STOCKS – 0.23%
Healthcare – 0.06%
Becton Dickinson & Co., 6.00%	225	11,893

Total Healthcare		11,893

Utilities – 0.17%
NextEra Energy, Inc., 5.28%	173	9,031
NiSource, Inc., 7.75%	89	10,606
Southern Co., 6.75%	226	12,346

Total Utilities		31,983

Total Convertible Preferred Stocks (Cost: $38,692)		43,876

PREFERRED STOCKS – 0.15%
Consumer Discretionary – 0.15%
Volkswagen AG	171	29,307

Total Consumer Discretionary		29,307

Total Preferred Stocks (Cost: $30,513)		29,307

SHORT-TERM INVESTMENTS – 2.04%
Money Market Funds – 1.65%
Goldman Sachs Financial Square Government Fund - Class I, 0.24%(3)	314,219	314,219

Total Money Market Funds (Cost: $314,219)		314,219

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.39%
ANZ, London, 0.15% due 04/01/2022	$21,655	21,655
Citibank, New York, 0.15% due 04/01/2022	38,282	38,282
JP Morgan, New York, 0.15% due 04/01/2022	1,907	1,907
Royal Bank of Canada, Toronto, 0.15% due 04/01/2022	12,980	12,980

Total Time Deposits (Cost: $74,824)		74,824

Total Short-Term Investments (Cost: $389,043)		389,043

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $13,284,785)		19,046,141

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.34%		65,180

TOTAL NET ASSETS – 100.00%		$19,111,321

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $14, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
26	S&P 500 E-mini Future	Jun. 2022	$5,801	$5,890	$89

					$89

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

March 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.98%
Communication Services – 3.97%
Altice USA, Inc. - Class A(1)	15	$187
AMC Networks, Inc. - Class A(1)	2	83
Anterix, Inc.(1)(2)	0	27
Bandwidth, Inc. - Class A(1)	3	102
Cable One, Inc.(2)	0	428
Cardlytics, Inc.(1)	5	248
Cargurus, Inc. - Class A(1)	445	18,893
Cars.com, Inc.(1)	1	16
Chicken Soup For The Soul Entertainment, Inc. - Class A(1)(2)	0	3
Cinemark Holdings, Inc.(1)	13	218
Clear Channel Outdoor Holdings, Inc. - Class A(1)	4	13
Cogent Communications Holdings, Inc.	6	398
CuriosityStream, Inc.(1)	1	2
Digital Media Solutions, Inc. - Class A(1)(2)	0	1
Electronic Arts, Inc.	48	6,064
Endeavor Group Holdings, Inc. - Class A(1)	212	6,248
Eventbrite, Inc. - Class A(1)	11	159
EverQuote, Inc. - Class A(1)	3	46
fuboTV, Inc.(1)	19	125
Globalstar, Inc.(1)	74	109
Gogo, Inc.(1)	1	10
IDT Corp. - Class B(1)	2	51
iHeartMedia, Inc. - Class A(1)	7	135
IMAX Corp.(1)	1	11
Integral Ad Science Holding Corp.(1)	2	26
Iridium Communications, Inc.(1)	12	499
John Wiley & Sons, Inc. - Class A	207	10,957
Liberty Media Corp.-Liberty Braves - Class A(1)	1	41
Liberty Media Corp.-Liberty Braves - Class C(1)	5	143
Liberty Media Corp.-Liberty Formula One - Class C(1)	172	12,023
Liberty TripAdvisor Holdings, Inc. - Class A(1)	7	14
Live Nation Entertainment, Inc.(1)	196	23,057
LiveOne, Inc.(1)	8	6
Madison Square Garden Sports Corp. - Class A(1)	1	133
Magnite, Inc.(1)	18	239
Match Group, Inc.(1)	329	35,789
MediaAlpha, Inc. - Class A(1)	3	44
National CineMedia, Inc.	1	2
New York Times Co. - Class A	382	17,517
Nexstar Media Group, Inc. - Class A	75	14,201
Ooma, Inc.(1)	2	27
Outbrain, Inc.(1)	1	15
Pinterest, Inc. - Class A(1)	59	1,442
Playtika Holding Corp.(1)	11	205
QuinStreet, Inc.(1)	7	81
Roku, Inc. - Class A(1)	65	8,135
Shenandoah Telecommunications Co.	2	51
Sinclair Broadcast Group, Inc. - Class A	1	31
Skillz, Inc. - Class A(1)	31	92
Society Pass, Inc.(1)(2)	0	1
Spotify Technology SA(1)	14	2,133
Stagwell, Inc.(1)	1	6
Take-Two Interactive Software, Inc.(1)	67	10,268
TechTarget, Inc.(1)	4	295
Telesat Corp.(1)	1	15
Thryv Holdings, Inc.(1)	1	22
TripAdvisor, Inc.(1)	6	169
Twitter, Inc.(1)	8	324
Vimeo, Inc.(1)	14	161

Warner Music Group Corp. - Class A	423	15,999
WideOpenWest, Inc.(1)	5	81
World Wrestling Entertainment, Inc. - Class A	4	238
Yelp, Inc. - Class A(1)	9	317
Ziff Davis, Inc.(1)	6	582
ZipRecruiter, Inc. - Class A(1)	238	5,479
ZoomInfo Technologies, Inc. - Class A(1)	452	26,995
Zynga, Inc. - Class A(1)	3,164	29,236

Total Communication Services		250,668

Consumer Discretionary – 10.81%
1-800-Flowers.com, Inc. - Class A(1)	4	48
1stdibs.com, Inc.(1)	2	16
2U, Inc.(1)	9	115
Abercrombie & Fitch Co. - Class A(1)	1	20
Accel Entertainment, Inc. - Class A(1)	8	93
Acushnet Holdings Corp.	171	6,891
Adient Plc(1)	2	67
Advance Auto Parts, Inc.	174	36,011
aka Brands Holding Corp.(1)	1	3
American Axle & Manufacturing Holdings, Inc.(1)	8	59
American Eagle Outfitters, Inc.	21	356
America’s Car-Mart, Inc.(1)	1	58
AMMO, Inc.(1)	13	62
Aptiv Plc(1)	183	21,854
Arcimoto, Inc.(1)	4	27
Arko Corp.	12	106
Asbury Automotive Group, Inc.(1)	3	519
Aterian, Inc.(1)	3	8
AutoZone, Inc.(1)(2)	0	922
Bally’s Corp.(1)	5	141
Bath & Body Works, Inc.	14	670
Bed Bath & Beyond, Inc.(1)	1	33
Best Buy Co., Inc.	6	514
BJ’s Restaurants, Inc.(1)	3	86
Bloomin’ Brands, Inc.	12	271
Boot Barn Holdings, Inc.(1)	52	4,920
Boyd Gaming Corp.	2	120
Bright Horizons Family Solutions, Inc.(1)	44	5,791
Brinker International, Inc.(1)	6	238
Brunswick Corp.	1	86
Buckle, Inc.	4	129
Burlington Stores, Inc.(1)	158	28,814
Caesars Entertainment, Inc.(1)	13	1,003
Caleres, Inc.	5	101
Callaway Golf Co.(1)	336	7,878
Camping World Holdings, Inc. - Class A	6	164
Canoo, Inc.(1)	7	39
Capri Holdings Ltd.(1)	114	5,845
CarMax, Inc.(1)	1	139
CarParts.com, Inc.(1)	7	45
Carriage Services, Inc. - Class A(2)	0	21
Carvana Co. - Class A(1)	8	953
Cavco Industries, Inc.(1)	1	216
Century Casinos, Inc.(1)	4	47
Century Communities, Inc.	3	144
Cheesecake Factory, Inc.(1)	6	256
Chegg, Inc.(1)	238	8,619
Chico’s FAS, Inc.(1)	4	21
Children’s Place, Inc.(1)	2	93
Chipotle Mexican Grill, Inc. - Class A(1)	22	35,199
Choice Hotels International, Inc.	4	505
Churchill Downs, Inc.	4	836
Chuy’s Holdings, Inc.(1)	1	33
Citi Trends, Inc.(1)	1	34
Clarus Corp.	4	80
Columbia Sportswear Co.(2)	0	22
Cracker Barrel Old Country Store, Inc.	3	394

Crocs, Inc.(1)	8	617
Dana, Inc.	11	192
Darden Restaurants, Inc.	9	1,183
Dave & Buster’s Entertainment, Inc.(1)	3	140
Deckers Outdoor Corp.(1)(2)	0	107
Denny’s Corp.(1)	6	91
Designer Brands, Inc. - Class A(1)	9	116
Dine Brands Global, Inc.	2	179
Dollar Tree, Inc.(1)	55	8,821
Domino’s Pizza, Inc.	16	6,407
DoorDash, Inc. - Class A(1)	13	1,545
Dorman Products, Inc.(1)	4	346
DR Horton, Inc.	14	1,045
DraftKings, Inc. - Class A(1)	31	612
Drive Shack, Inc.(1)	5	7
Duluth Holdings, Inc. - Class B(1)	2	22
Escalade, Inc.(2)	0	5
Esports Technologies, Inc.(1)	2	14
Etsy, Inc.(1)	13	1,620
European Wax Center, Inc. - Class A(1)	1	24
Everi Holdings, Inc.(1)	12	249
Expedia Group, Inc.(1)	15	2,914
F45 Training Holdings, Inc.(1)	3	29
Farfetch Ltd. - Class A(1)	165	2,497
First Watch Restaurant Group, Inc.(1)	1	12
Fisker, Inc.(1)	21	269
Five Below, Inc.(1)	34	5,386
Floor & Decor Holdings, Inc. - Class A(1)	74	5,975
Fox Factory Holding Corp.(1)	99	9,692
Franchise Group, Inc.	1	25
Frontdoor, Inc.(1)	6	177
Full House Resorts, Inc.(1)	4	42
Funko, Inc. - Class A(1)	4	65
GameStop Corp. - Class A(1)	7	1,094
GAN Ltd.(1)	1	2
Garmin Ltd.	41	4,905
Gentherm, Inc.(1)	272	19,859
Global-e Online Ltd.(1)	353	11,914
Golden Entertainment, Inc.(1)	2	138
Golden Nugget Online Gaming, Inc.(1)	6	41
GoPro, Inc. - Class A(1)	18	149
Green Brick Partners, Inc.(1)	1	27
Greenlane Holdings, Inc. - Class A(1)	2	1
Groupon, Inc. - Class A(1)	3	56
GrowGeneration Corp.(1)	8	69
Guess?, Inc.	1	14
H&R Block, Inc.	14	352
Hamilton Beach Brands Holding Co. - Class A(2)	0	4
Hanesbrands, Inc.	21	315
Harley-Davidson, Inc.	292	11,494
Haverty Furniture Companies, Inc.	1	23
Helen of Troy Ltd.(1)	22	4,219
Hibbett, Inc.	2	68
Hilton Grand Vacations, Inc.(1)	12	620
Hilton Worldwide Holdings, Inc.(1)	19	2,860
Hooker Furnishings Corp.(2)	0	4
Houghton Mifflin Harcourt Co.(1)	145	3,038
Hyatt Hotels Corp. - Class A(1)	179	17,049
Installed Building Products, Inc.	3	279
International Game Technology Plc	14	342
iRobot Corp.(1)	3	216
Jack in the Box, Inc.(2)	0	35
JOANN, Inc.	1	16
Johnson Outdoors, Inc. - Class A(2)	0	34
KB Home	2	66
Kirkland’s, Inc.(1)	2	17
Kontoor Brands, Inc.	7	299

Krispy Kreme, Inc.	8	121
Kura Sushi USA, Inc. - Class A(1)	1	34
Latham Group, Inc.(1)	6	81
LCI Industries	3	357
Leslie’s, Inc.(1)	1,661	32,161
LGI Homes, Inc.(1)	3	292
Life Time Group Holdings, Inc.(1)	3	44
Lindblad Expeditions Holdings, Inc.(1)	4	63
Liquidity Services, Inc.(1)	3	55
Lithia Motors, Inc. - Class A(2)	0	84
LKQ Corp.	109	4,938
Lordstown Motors Corp. - Class A(1)	3	10
Lovesac Co.(1)	2	95
Lululemon Athletica, Inc.(1)	56	20,446
Lulu’s Fashion Lounge Holdings, Inc.(1)	1	4
Malibu Boats, Inc. - Class A(1)	3	167
Marine Products Corp.	1	11
MarineMax, Inc.(1)	1	56
MasterCraft Boat Holdings, Inc.(1)	2	61
Mattel, Inc.(1)	757	16,811
MDC Holdings, Inc.	2	83
Meritage Homes Corp.(1)(2)	0	25
Mister Car Wash, Inc.(1)	6	96
Modine Manufacturing Co.(1)	1	6
Monarch Casino & Resort, Inc.(1)	1	130
Monro, Inc.	3	129
Murphy USA, Inc.	3	648
Nathan’s Famous, Inc.(2)	0	16
National Vision Holdings, Inc.(1)	145	6,311
Nautilus, Inc.(1)	1	4
NEOGAMES SA(1)	2	26
Noodles & Co. - Class A(1)	6	35
Nordstrom, Inc.	10	258
NVR, Inc.(1)(2)	0	956
ONE Group Hospitality, Inc.(1)	3	29
OneSpaWorld Holdings Ltd.(1)	3	35
OneWater Marine, Inc. - Class A	2	53
O’Reilly Automotive, Inc.(1)	2	1,423
Overstock.com, Inc.(1)	6	263
Oxford Industries, Inc.(2)	0	16
Papa John’s International, Inc.	123	12,983
Party City Holdco, Inc.(1)	15	55
Patrick Industries, Inc.	3	191
Peloton Interactive, Inc. - Class A(1)	30	804
Penn National Gaming, Inc.(1)	1	53
Petco Health & Wellness Co., Inc. - Class A(1)(2)	0	7
PetMed Express, Inc.	2	60
Planet Fitness, Inc. - Class A(1)	431	36,369
PlayAGS, Inc.(1)	4	28
PLBY Group, Inc.(1)	4	52
Polaris, Inc.	4	426
Pool Corp.	17	7,235
Porch Group, Inc.(1)	381	2,643
Portillo’s, Inc. - Class A(1)	2	57
PowerSchool Holdings, Inc. - Class A(1)	1	17
PulteGroup, Inc.	7	309
Purple Innovation, Inc. - Class A(1)	8	46
QuantumScape Corp. - Class A(1)	18	356
Quotient Technology, Inc.(1)	11	71
Ralph Lauren Corp. - Class A	43	4,907
RCI Hospitality Holdings, Inc.	1	74
RealReal, Inc.(1)	11	80
Red Robin Gourmet Burgers, Inc.(1)	2	37
Red Rock Resorts, Inc. - Class A	7	361
Regis Corp.(1)	5	11
Rent the Runway, Inc. - Class A(1)	1	9
Rent-A-Center, Inc.	9	217

Revolve Group, Inc. - Class A(1)	155	8,347
RH(1)	2	583
Rocky Brands, Inc.(2)	0	3
Rush Street Interactive, Inc.(1)	7	54
Ruth’s Hospitality Group, Inc.	4	101
Sally Beauty Holdings, Inc.(1)	15	239
Scientific Games Corp.(1)	13	783
SeaWorld Entertainment, Inc.(1)	359	26,747
Shake Shack, Inc. - Class A(1)	5	354
Shift Technologies, Inc.(1)	1	3
Shoe Carnival, Inc.	2	66
Shutterstock, Inc.	3	301
Signet Jewelers Ltd.	6	415
Six Flags Entertainment Corp.(1)	3	132
Skechers USA, Inc. - Class A(1)	2	66
Skyline Champion Corp.(1)	231	12,654
Sleep Number Corp.(1)	2	77
Smith & Wesson Brands, Inc.	7	103
Snap One Holdings Corp.(1)	1	16
Solo Brands, Inc. - Class A(1)	1	11
Sonos, Inc.(1)	18	503
Sportsman’s Warehouse Holdings, Inc.(1)	6	64
Steven Madden Ltd.	213	8,221
Stitch Fix, Inc. - Class A(1)	11	116
Stoneridge, Inc.(1)(2)	0	9
Stride, Inc.(1)(2)	0	15
Sturm Ruger & Co., Inc.	2	154
Superior Group of Companies, Inc.(2)	0	6
Sweetgreen, Inc. - Class A(1)	1	35
Tapestry, Inc.	3	103
Target Hospitality Corp.(1)	3	18
Taylor Morrison Home Corp. - Class A(1)	2	54
Tempur Sealy International, Inc.	18	508
Tenneco, Inc. - Class A(1)	9	160
Terminix Global Holdings, Inc.(1)	223	10,175
Texas Roadhouse, Inc. - Class A	97	8,084
Thor Industries, Inc.	2	174
Toll Brothers, Inc.	5	213
TopBuild Corp.(1)	3	507
Torrid Holdings, Inc.(1)	1	7
Tractor Supply Co.	130	30,399
Traeger, Inc.(1)	1	11
Travel + Leisure Co.	6	334
TRI Pointe Homes, Inc.(1)	1	23
Udemy, Inc.(1)(2)	0	5
Ulta Beauty, Inc.(1)	137	54,576
Under Armour, Inc. - Class A(1)	759	12,911
Urban Outfitters, Inc.(1)	7	170
Vail Resorts, Inc.	4	1,073
VF Corp.	21	1,222
Victoria’s Secret & Co.(1)	4	226
Visteon Corp.(1)	52	5,713
Vivint Smart Home, Inc.(1)	4	24
Vroom, Inc.(1)	2	5
Vuzix Corp.(1)	9	56
Wayfair, Inc. - Class A(1)	4	479
Weber, Inc. - Class A	1	11
Wendy’s Co.	18	400
Williams-Sonoma, Inc.	6	818
Wingstop, Inc.	127	14,886
Winmark Corp.	13	2,894
Winnebago Industries, Inc.	5	244
Wolverine World Wide, Inc.	11	258
Workhorse Group, Inc.(1)	2	12
WW International, Inc.(1)	2	23
Wyndham Hotels & Resorts, Inc.	6	501
Wynn Resorts Ltd.(1)	11	863

XL Fleet Corp.(1)	3	6
Xometry, Inc. - Class A(1)	3	100
XPEL, Inc.(1)	2	131
Xponential Fitness, Inc. - Class A(1)	1	21
YETI Holdings, Inc.(1)	304	18,248
Yum China Holdings, Inc.	3	142
Yum! Brands, Inc.	3	300

Total Consumer Discretionary		682,936

Consumer Staples – 4.01%
22nd Century Group, Inc.(1)	22	51
Andersons, Inc.	2	90
AppHarvest, Inc.(1)	10	51
Beauty Health Co.(1)	249	4,206
BellRing Brands, Inc.(1)	168	3,881
Beyond Meat, Inc.(1)	5	248
BJ’s Wholesale Club Holdings, Inc.(1)	134	9,037
Boston Beer Co., Inc. - Class A(1)	31	12,025
Brown-Forman Corp. - Class A	2	139
Brown-Forman Corp. - Class B	9	629
Calavo Growers, Inc.	2	86
Celsius Holdings, Inc.(1)	179	9,896
Central Garden & Pet Co. - Class A(1)	1	22
Central Garden & Pet Co. - Class A(1)	2	87
Chefs’ Warehouse, Inc.(1)(2)	0	8
Church & Dwight Co., Inc.	98	9,772
Clorox Co.	163	22,699
Coca-Cola Consolidated, Inc.	1	329
Darling Ingredients, Inc.(1)	1	66
Duckhorn Portfolio, Inc.(1)	3	59
elf Beauty, Inc.(1)	392	10,118
Energizer Holdings, Inc.	9	291
Freshpet, Inc.(1)	463	47,558
Herbalife Nutrition Ltd.(1)	2	49
Hershey Co.	13	2,794
Honest Co., Inc.(1)	8	44
Hormel Foods Corp.	361	18,606
Inter Parfums, Inc.	168	14,789
J&J Snack Foods Corp.	2	319
J.M. Smucker Co.	186	25,186
John B Sanfilippo & Son, Inc.	1	70
Kellogg Co.	11	738
Laird Superfood, Inc.(1)(2)	0	2
Lamb Weston Holdings, Inc.	238	14,285
Lancaster Colony Corp.	2	351
Limoneira Co.	1	8
McCormick & Co., Inc.	262	26,148
MedAvail Holdings, Inc.(1)	1	1
Medifast, Inc.	2	273
MGP Ingredients, Inc.	124	10,648
Mission Produce, Inc.(1)	1	7
National Beverage Corp.	3	142
NewAge, Inc.(1)	9	5
Nu Skin Enterprises, Inc. - Class A	3	150
Olaplex Holdings, Inc.(1)	2	24
Performance Food Group Co.(1)	19	978
Pilgrim’s Pride Corp.(1)	2	54
PriceSmart, Inc.(2)	0	20
Revlon, Inc. - Class A(1)(2)	0	0
Sanderson Farms, Inc.	2	455
Simply Good Foods Co.(1)	130	4,950
Sovos Brands, Inc.(1)	2	24
Sprouts Farmers Market, Inc.(1)	7	221
Tattooed Chef, Inc.(1)	6	82
Thorne HealthTech, Inc.(1)	1	7
Turning Point Brands, Inc.	2	69
United Natural Foods, Inc.(1)(2)	0	21
USANA Health Sciences, Inc.(1)	2	134

Utz Brands, Inc.	8	124
Vector Group Ltd.	3	35
Veru, Inc.(1)	6	30
Vita Coco Co., Inc.(1)	1	8
Vital Farms, Inc.(1)	3	40
WD-40 Co.	2	348
Zevia PBC - Class A(1)	1	4

Total Consumer Staples		253,591

Energy – 2.32%
Antero Resources Corp.(1)	5	146
Arch Resources, Inc.(2)	0	55
Cactus, Inc. - Class A	85	4,803
Callon Petroleum Co.(1)	202	11,936
Cameco Corp.	934	27,166
Centennial Resource Development, Inc. - Class A(1)	3	27
ChampionX Corp.(1)	517	12,647
Cheniere Energy, Inc.	24	3,336
Chesapeake Energy Corp.	1	75
Civitas Resources, Inc.	1	53
Continental Resources, Inc.	1	39
Coterra Energy, Inc.	192	5,179
Crescent Energy, Inc. - Class A	4	69
Denbury, Inc.(1)	7	549
Diamondback Energy, Inc.	215	29,438
DMC Global, Inc.(1)	3	80
Dorian LPG Ltd.	1	14
Earthstone Energy, Inc. - Class A(1)	1	11
Energy Fuels, Inc.(1)	18	169
Expro Group Holdings NV(1)	1	17
Falcon Minerals Corp.	5	33
Halliburton Co.	5	183
Helmerich & Payne, Inc.	378	16,191
Hess Corp.	2	207
Kinetik Holdings, Inc. - Class A(2)	0	2
Kosmos Energy Ltd.(1)	62	447
Laredo Petroleum, Inc.(1)(2)	0	37
Liberty Oilfield Services, Inc. - Class A(1)	4	66
Magnolia Oil & Gas Corp. - Class A	310	7,331
Matador Resources Co.	177	9,374
New Fortress Energy, Inc. - Class A	3	118
NexTier Oilfield Solutions, Inc.(1)	3	26
Oasis Petroleum, Inc.	2	342
Occidental Petroleum Corp.	11	623
Ovintiv, Inc.	2	112
Par Pacific Holdings, Inc.(1)	5	67
Pioneer Natural Resources Co.	31	7,706
Ranger Oil Corp. - Class A(1)	152	5,250
Riley Exploration Permian, Inc.(2)	0	3
Solaris Oilfield Infrastructure, Inc. - Class A	1	12
Southwestern Energy Co.(1)	141	1,010
Talos Energy, Inc.(1)	1	11
Tellurian, Inc.(1)	52	273
TETRA Technologies, Inc.(1)	13	53
Texas Pacific Land Corp.	1	814
Uranium Energy Corp.(1)	37	169
Ur-Energy, Inc.(1)	23	37

Total Energy		146,306

Financials – 10.22%
Alleghany Corp.(1)(2)	0	123
Ameriprise Financial, Inc.	6	1,921
AMERISAFE, Inc.	64	3,182
Apollo Global Management, Inc.	24	1,497
Arch Capital Group Ltd.(1)	9	441
Ares Management Corp. - Class A	13	1,037
Argo Group International Holdings Ltd.	145	5,991
Arthur J. Gallagher & Co.	218	38,063
Artisan Partners Asset Management, Inc. - Class A	8	323

Atlanticus Holdings Corp.(1)	1	37
Axos Financial, Inc.(1)	1	29
Blucora, Inc.(1)	2	48
Blue Foundry Bancorp(1)(2)	0	6
Bridgewater Bancshares, Inc.(1)	1	10
Bright Health Group, Inc.(1)	25	48
Brightsphere Investment Group, Inc.	5	111
Brown & Brown, Inc.	1	105
BRP Group, Inc. - Class A(1)	6	174
Cadence Bank	3	75
Camden National Corp.	69	3,263
Citizens Financial Group, Inc.	8	351
Coastal Financial Corp.(1)	1	43
Cohen & Steers, Inc.	134	11,499
Columbia Banking System, Inc.	271	8,756
Columbia Financial, Inc.(1)	2	47
Credit Acceptance Corp.(1)(2)	0	28
CrossFirst Bankshares, Inc.(1)	3	54
Cullen/Frost Bankers, Inc.	93	12,872
Curo Group Holdings Corp.	3	36
Customers Bancorp, Inc.(1)	108	5,634
Discover Financial Services	16	1,796
Donnelley Financial Solutions, Inc.(1)(2)	0	9
Eastern Bankshares, Inc.	5	116
eHealth, Inc.(1)	1	12
Erie Indemnity Co. - Class A	2	313
Everest Re Group Ltd.	132	39,753
FactSet Research Systems, Inc.	3	1,450
FB Financial Corp.(2)	0	22
First Financial Bankshares, Inc.	17	747
First Interstate BancSystem, Inc. - Class A	139	5,098
First Merchants Corp.	190	7,884
First Republic Bank	128	20,747
FirstCash Holdings, Inc.	71	4,972
Five Star Bancorp	1	17
Focus Financial Partners, Inc. - Class A(1)	265	12,107
GAMCO Investors, Inc. - Class A	1	13
GCM Grosvenor, Inc. - Class A	6	55
Glacier Bancorp, Inc.	2	95
GoHealth, Inc. - Class A(1)	3	3
Goosehead Insurance, Inc. - Class A(2)	0	30
Green Dot Corp. - Class A(1)(2)	0	13
Greenhill & Co., Inc.	2	32
Hamilton Lane, Inc. - Class A	5	375
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	31
Heritage Insurance Holdings, Inc.(2)	0	2
Hingham Institution for Savings(2)	0	3
Houlihan Lokey, Inc. - Class A	122	10,713
Investors Bancorp, Inc.	11	170
Investors Title Co.(2)	0	7
James River Group Holdings Ltd.	1	15
Kearny Financial Corp.	3	43
Kinsale Capital Group, Inc.	85	19,338
Lakeland Financial Corp.(2)	0	15
Lemonade, Inc.(1)(2)	0	8
LendingTree, Inc.(1)	2	195
Lincoln National Corp.	3	184
Live Oak Bancshares, Inc.	4	226
LPL Financial Holdings, Inc.	225	41,112
Luther Burbank Corp.	1	7
Markel Corp.(1)(2)	0	341
MarketAxess Holdings, Inc.	25	8,673
Meta Financial Group, Inc.	1	58
Metrocity Bankshares, Inc.	1	14
Metropolitan Bank Holding Corp.(1)(2)	0	12
Moelis & Co. - Class A	5	221
Morningstar, Inc.	2	591

MSCI, Inc. - Class A	60	30,149
Nasdaq, Inc.	175	31,127
NMI Holdings, Inc. - Class A(1)	1	13
Northern Trust Corp.	171	19,913
NU Holdings Ltd. - Class A(1)	882	6,811
Open Lending Corp. - Class A(1)	14	274
Origin Bancorp, Inc.	1	26
Pacific Premier Bancorp, Inc.	1	49
PacWest Bancorp	420	18,133
Palomar Holdings, Inc. - Class A(1)	91	5,810
PennyMac Mortgage Investment Trust	3	45
Piper Sandler Companies	22	2,862
PJT Partners, Inc. - Class A	3	176
PRA Group, Inc.(1)	302	13,630
PROG Holdings, Inc.(1)	239	6,890
Prosperity Bancshares, Inc.	197	13,668
Pzena Investment Management, Inc. - Class A	3	22
Raymond James Financial, Inc.	1	112
RBB Bancorp(2)	0	6
Regional Management Corp.(2)	0	22
RenaissanceRe Holdings Ltd.	2	312
RLI Corp.	5	573
Rocket Companies, Inc. - Class A	14	153
Ryan Specialty Group Holdings, Inc. - Class A(1)	433	16,807
Selectquote, Inc.(1)	19	53
ServisFirst Bancshares, Inc.	6	551
Signature Bank	41	12,106
Silvergate Capital Corp. - Class A(1)	65	9,726
Southern First Bancshares, Inc.(1)(2)	0	17
StepStone Group, Inc. - Class A	6	209
Stock Yards Bancorp, Inc.	1	38
StoneX Group, Inc.(1)(2)	0	15
SVB Financial Group(1)	117	65,267
Synchrony Financial	10	347
Synovus Financial Corp.	1	52
T Rowe Price Group, Inc.	8	1,166
Texas Capital Bancshares, Inc.(1)	3	158
Tradeweb Markets, Inc. - Class A	734	64,497
Triumph Bancorp, Inc.(1)	3	289
Trupanion, Inc.(1)	5	472
UMB Financial Corp.	59	5,738
Upstart Holdings, Inc.(1)	5	536
UWM Holdings Corp.	5	21
Value Line, Inc.(2)	0	11
Veritex Holdings, Inc.	1	36
Virtus Investment Partners, Inc.	1	244
Walker & Dunlop, Inc.	48	6,186
Waterstone Financial, Inc.(2)	0	9
West Bancorp, Inc.(2)	0	12
Western Alliance Bancorp	6	463
Wintrust Financial Corp.	73	6,828
WisdomTree Investments, Inc.	14	82
WR Berkley Corp.	340	22,612
WSFS Financial Corp.	152	7,083

Total Financials		645,849

Healthcare – 21.16%
10X Genomics, Inc. - Class A(1)	9	658
1Life Healthcare, Inc.(1)	16	180
4D Molecular Therapeutics, Inc.(1)(2)	0	4
9 Meters Biopharma, Inc.(1)	30	18
Abcam Plc - ADR(1)	264	4,828
ABIOMED, Inc.(1)	5	1,512
Absci Corp.(1)	5	40
Acadia Healthcare Co., Inc.(1)	205	13,423
ACADIA Pharmaceuticals, Inc.(1)	17	403
Accelerate Diagnostics, Inc.(1)	4	6
Accolade, Inc.(1)	7	121

Accuray, Inc.(1)	12	40
Aclaris Therapeutics, Inc.(1)	7	122
Acumen Pharmaceuticals, Inc.(1)	2	8
Acutus Medical, Inc.(1)	2	3
Adagio Therapeutics, Inc.(1)	5	24
Adaptive Biotechnologies Corp.(1)	10	138
Addus HomeCare Corp.(1)	1	87
Aduro Bioteech, Inc.(1)(4)	5	16
Aerie Pharmaceuticals, Inc.(1)	6	53
Aerovate Therapeutics, Inc.(1)	1	21
Affimed NV(1)	15	68
Agenus, Inc.(1)	31	76
Agilent Technologies, Inc.	178	23,605
Agiliti, Inc.(1)	3	71
agilon health, Inc.(1)	16	406
AirSculpt Technologies, Inc.(1)	1	8
Akebia Therapeutics, Inc.(1)	10	7
Akero Therapeutics, Inc.(1)	3	39
Akoya Biosciences, Inc.(1)	2	22
Alaunos Therapeutics, Inc.(1)	33	21
Albireo Pharma, Inc.(1)	2	55
Aldeyra Therapeutics, Inc.(1)	7	31
Alector, Inc.(1)	8	117
Align Technology, Inc.(1)	65	28,435
Alignment Healthcare, Inc.(1)	11	125
Aligos Therapeutics, Inc.(1)	3	6
Alkermes Plc(1)	22	586
Allakos, Inc.(1)	4	26
Allogene Therapeutics, Inc.(1)	4	32
Allovir, Inc.(1)	4	29
Allscripts Healthcare Solutions, Inc.(1)	273	6,144
Alnylam Pharmaceuticals, Inc.(1)	64	10,532
Alpha Teknova, Inc.(1)	1	7
Alphatec Holdings, Inc.(1)	9	101
Alpine Immune Sciences, Inc.(1)	2	17
ALX Oncology Holdings, Inc.(1)	3	43
Amedisys, Inc.(1)	3	499
Amicus Therapeutics, Inc.(1)	37	347
AMN Healthcare Services, Inc.(1)	147	15,312
Amneal Pharmaceuticals, Inc.(1)	14	60
Amphastar Pharmaceuticals, Inc.(1)	2	56
Ampio Pharmaceuticals, Inc.(1)	24	11
Amylyx Pharmaceuticals, Inc.(1)	1	9
Anavex Life Sciences Corp.(1)	9	114
Angion Biomedica Corp.(1)	3	6
Antares Pharma, Inc.(1)	23	95
Apellis Pharmaceuticals, Inc.(1)	143	7,259
Apollo Medical Holdings, Inc.(1)	5	253
Applied Molecular Transport, Inc.(1)	3	24
Applied Therapeutics, Inc.(1)	2	3
Apyx Medical Corp.(1)	4	27
AquaBounty Technologies, Inc.(1)	4	8
Arbutus Biopharma Corp.(1)	1	3
Arcellx, Inc.(1)	1	9
Arcutis Biotherapeutics, Inc.(1)(2)	0	6
Ardelyx, Inc.(1)	12	13
Argenx SE - ADR(1)	123	38,902
Arrowhead Pharmaceuticals, Inc.(1)	14	658
Artivion, Inc.(1)	5	101
Arvinas, Inc.(1)	88	5,914
Ascendis Pharma - ADR(1)	386	45,308
Asensus Surgical, Inc.(1)	8	5
Aspira Women’s Health, Inc.(1)	8	9
Atara Biotherapeutics, Inc.(1)	1	13
Atea Pharmaceuticals, Inc.(1)	1	8
Athenex, Inc.(1)	6	5
Athersys, Inc.(1)	24	15

Atossa Therapeutics, Inc.(1)	1	1
AtriCure, Inc.(1)	6	409
Atrion Corp.(2)	0	138
Aura Biosciences, Inc.(1)(2)	0	9
Avalo Therapeutics, Inc.(1)	6	4
Avantor, Inc.(1)	62	2,094
Aveanna Healthcare Holdings, Inc.(1)	6	19
Avid Bioservices, Inc.(1)	8	162
Avidity Biosciences, Inc.(1)	1	16
Avita Medical, Inc.(1)	3	27
Axogen, Inc.(1)	5	42
Axonics, Inc.(1)	74	4,662
Axsome Therapeutics, Inc.(1)	4	162
Azenta, Inc.	269	22,267
Beam Therapeutics, Inc.(1)	95	5,455
Berkeley Lights, Inc.(1)	7	50
Beyondspring, Inc.(1)	3	6
Bicycle Therapeutics Plc - ADR(1)	57	2,517
BioAtla, Inc.(1)	2	10
BioCryst Pharmaceuticals, Inc.(1)	342	5,554
Biodesix, Inc.(1)	1	2
Biohaven Pharmaceutical Holding Co. Ltd.(1)	5	615
BioLife Solutions, Inc.(1)	2	35
Biomea Fusion, Inc.(1)	3	12
Bionano Genomics, Inc.(1)	39	100
BioNTech SE - ADR(1)	41	6,939
Bio-Rad Laboratories, Inc. - Class A(1)	26	14,672
Bio-Techne Corp.	96	41,484
Bioventus, Inc. - Class A(1)	3	39
Bioxcel Therapeutics, Inc.(1)	3	53
Blueprint Medicines Corp.(1)	58	3,724
Bridgebio Pharma, Inc.(1)	10	102
Brooklyn ImmunoTherapeutics, Inc.(1)	3	7
Bruker Corp.	10	672
Butterfly Network, Inc.(1)	19	91
C4 Therapeutics, Inc.(1)	5	127
Cardinal Health, Inc.	17	951
Cardiovascular Systems, Inc.(1)	5	122
CareDx, Inc.(1)	7	261
Caribou Biosciences, Inc.(1)	4	39
Cassava Sciences, Inc.(1)	5	197
Castle Biosciences, Inc.(1)	3	124
Catalent, Inc.(1)	537	59,515
Celcuity, Inc.(1)	1	11
Celldex Therapeutics, Inc.(1)	5	172
CEL-SCI Corp.(1)	4	18
Century Therapeutics, Inc.(1)	1	16
Cerevel Therapeutics Holdings, Inc.(1)	6	199
Certara, Inc.(1)	7	142
Cerus Corp.(1)	23	125
Charles River Laboratories International, Inc.(1)	5	1,356
Chemed Corp.(2)	0	206
ChemoCentryx, Inc.(1)(2)	0	11
Chimerix, Inc.(1)	6	28
ChromaDex Corp.(1)	6	14
CinCor Pharma, Inc.(1)	1	15
ClearPoint Neuro, Inc.(1)	3	28
Clene, Inc.(1)	2	7
Clovis Oncology, Inc.(1)	15	30
Codex DNA, Inc.(1)	1	3
Codexis, Inc.(1)	175	3,616
Codiak Biosciences, Inc.(1)	2	13
Cogent Biosciences, Inc.(1)	1	9
Coherus Biosciences, Inc.(1)	9	115
Collegium Pharmaceutical, Inc.(1)	5	99
Community Health Systems, Inc.(1)	15	180
Compass Pathways Plc - ADR(1)	112	1,438

CONMED Corp.	148	22,013
Convey Health Solutions Holdings, Inc.(1)	1	7
Cooper Companies, Inc.	63	26,308
Corcept Therapeutics, Inc.(1)	12	273
CorMedix, Inc.(1)	1	3
Cortexyme, Inc.(1)	3	16
CorVel Corp.(1)	1	201
Crinetics Pharmaceuticals, Inc.(1)	6	123
Cross Country Healthcare, Inc.(1)	1	13
CryoPort, Inc.(1)	190	6,638
Cue Biopharma, Inc.(1)	4	20
Cue Health, Inc.(1)	1	7
Cullinan Oncology, Inc.(1)(2)	0	3
CureVac NV(1)	6	111
Curis, Inc.(1)	10	23
Cutera, Inc.(1)	2	170
CVRx, Inc.(1)	2	11
Cyteir Therapeutics, Inc.(1)	2	7
Cytek Biosciences, Inc.(1)	11	117
Cytokinetics, Inc.(1)	10	376
CytomX Therapeutics, Inc.(1)	9	24
CytoSorbents Corp.(1)	6	18
DaVita, Inc.(1)	5	516
Day One Biopharmaceuticals, Inc.(1)	2	16
Deciphera Pharmaceuticals, Inc.(1)	5	45
Definitive Healthcare Corp. - Class A(1)	1	20
Denali Therapeutics, Inc.(1)	13	408
Dentsply Sirona, Inc.	577	28,400
DermTech, Inc.(1)	145	2,123
Design Therapeutics, Inc.(1)	2	32
DexCom, Inc.(1)	88	45,224
DICE Therapeutics, Inc.(1)	1	20
Doximity, Inc. - Class A(1)	72	3,750
Durect Corp.(1)	32	21
Dynavax Technologies Corp. - Class A(1)	15	164
Eagle Pharmaceuticals, Inc.(1)	1	39
Eargo, Inc.(1)	4	20
Edgewise Therapeutics, Inc.(1)	5	52
Editas Medicine, Inc. - Class A(1)	10	182
Edwards Lifesciences Corp.(1)	328	38,612
Eliem Therapeutics, Inc.(1)	1	4
Enanta Pharmaceuticals, Inc.(1)(2)	0	17
Encompass Health Corp.	6	418
Ensign Group, Inc.	7	655
Entrada Therapeutics, Inc.(1)	1	6
Envista Holdings Corp.(1)	147	7,142
Epizyme, Inc.(1)	18	21
Equillium, Inc.(1)	374	1,177
Erasca, Inc.(1)	5	45
Esperion Therapeutics, Inc.(1)	8	39
Evelo Biosciences, Inc.(1)	4	12
Evolent Health, Inc. - Class A(1)	2	73
Evolus, Inc.(1)	5	53
Evotec SE - ADR(1)	570	8,631
Exact Sciences Corp.(1)	121	8,475
Exagen, Inc.(1)(2)	0	4
Exelixis, Inc.(1)	425	9,631
Fate Therapeutics, Inc.(1)	145	5,605
FibroGen, Inc.(1)	11	133
Figs, Inc. - Class A(1)	2	47
Finch Therapeutics Group, Inc.(1)(2)	0	0
Fluidigm Corp.(1)	1	3
Foghorn Therapeutics, Inc.(1)(2)	0	5
Forian, Inc.(1)	2	17
Forte Biosciences, Inc.(1)	1	2
Fortress Biotech, Inc.(1)	8	11
Fulgent Genetics, Inc.(1)(2)	0	21

G1 Therapeutics, Inc.(1)	3	24
Galapagos NV - ADR(1)	164	10,150
Gemini Therapeutics, Inc. - Class A(1)(2)	0	1
Generation Bio Co.(1)	6	43
Genmab - ADR(1)	607	21,944
Glaukos Corp.(1)	6	366
Global Blood Therapeutics, Inc.(1)	9	300
Globus Medical, Inc. - Class A(1)	153	11,260
Graphite Bio, Inc.(1)	2	11
Greenwich Lifesciences, Inc.(1)	1	13
GT Biopharma, Inc.(1)	2	6
GTX, Inc.(1)(2)(4)	0	0
Guardant Health, Inc.(1)	9	608
Haemonetics Corp.(1)	5	303
Halozyme Therapeutics, Inc.(1)	447	17,833
Hanger, Inc.(1)	5	97
Harmony Biosciences Holdings, Inc.(1)	3	155
Harpoon Therapeutics, Inc.(1)	2	11
Harvard Bioscience, Inc.(1)	5	28
Health Catalyst, Inc.(1)	149	3,900
HealthEquity, Inc.(1)	277	18,710
Heron Therapeutics, Inc.(1)	13	72
Heska Corp.(1)	19	2,584
Hologic, Inc.(1)	93	7,182
Hookipa Pharma, Inc.(1)	1	3
Horizon Therapeutics Plc(1)	80	8,461
Humanigen, Inc.(1)	7	22
iCAD, Inc.(1)	3	12
ICON Plc(1)	53	12,948
Icosavax, Inc.(1)	2	13
Ideaya Biosciences, Inc.(1)	1	11
IDEXX Laboratories, Inc.(1)	28	15,082
IGM Biosciences, Inc.(1)	1	35
Ikena Oncology, Inc.(1)(2)	0	2
Illumina, Inc.(1)	8	2,706
Imago Biosciences, Inc.(1)	2	33
Immuneering Corp. - Class A(1)	1	9
ImmunityBio, Inc.(1)	1	5
ImmunoGen, Inc.(1)	16	77
Immunovant, Inc.(1)	3	19
Impel Neuropharma, Inc.(1)(2)	0	2
Inari Medical, Inc.(1)	91	8,258
Incyte Corp.(1)	16	1,295
Infinity Pharmaceuticals, Inc.(1)	9	10
InfuSystem Holdings, Inc.(1)	3	25
Inhibrx, Inc.(1)	4	86
Innovage Holding Corp.(1)	3	19
Innoviva, Inc.(1)	1	16
Inogen, Inc.(1)	3	89
Inotiv, Inc.(1)	2	64
Insmed, Inc.(1)	17	390
Inspire Medical Systems, Inc.(1)	133	34,173
Instil Bio, Inc.(1)	4	39
Insulet Corp.(1)	28	7,429
Integra LifeSciences Holdings Corp.(1)	371	23,845
Intellia Therapeutics, Inc.(1)	85	6,151
Intercept Pharmaceuticals, Inc.(1)	3	56
Intersect ENT, Inc.(1)	5	131
Intra-Cellular Therapies, Inc.(1)	253	15,500
Invitae Corp.(1)	7	58
Ionis Pharmaceuticals, Inc.(1)	13	489
Iovance Biotherapeutics, Inc.(1)	5	79
IQVIA Holdings, Inc.(1)	10	2,240
iRadimed Corp.	1	38
iRhythm Technologies, Inc.(1)	41	6,479
Ironwood Pharmaceuticals, Inc. - Class A(1)	20	257
IsoPlexis Corp.(1)	1	2

IVERIC bio, Inc.(1)	3	57
Janux Therapeutics, Inc.(1)	1	19
Joint Corp.(1)	2	68
Kala Pharmaceuticals, Inc.(1)	4	5
Kaleido BioSciences, Inc.(1)	2	3
KalVista Pharmaceuticals, Inc.(1)	3	44
Karuna Therapeutics, Inc.(1)	49	6,221
Karyopharm Therapeutics, Inc.(1)	10	77
KemPharm, Inc.(1)	2	8
Keros Therapeutics, Inc.(1)	2	119
Kezar Life Sciences, Inc.(1)	206	3,426
Kiniksa Pharmaceuticals Ltd. - Class A(1)	2	22
Kinnate Biopharma, Inc.(1)(2)	0	3
Kodiak Sciences, Inc.(1)	5	39
Kronos Bio, Inc.(1)	1	4
Krystal Biotech, Inc.(1)	1	65
Kymera Therapeutics, Inc.(1)	5	203
Landos Biopharma, Inc.(1)	1	1
Lantheus Holdings, Inc.(1)	1	77
LeMaitre Vascular, Inc.	3	123
Lexicon Pharmaceuticals, Inc.(1)	3	7
LHC Group, Inc.(1)	72	12,182
LifeStance Health Group, Inc.(1)	6	63
Ligand Pharmaceuticals, Inc.(1)	42	4,681
LivaNova Plc(1)	53	4,377
Lyell Immunopharma, Inc.(1)	12	60
MacroGenics, Inc.(1)	8	66
Madrigal Pharmaceuticals, Inc.(1)	2	162
Magenta Therapeutics, Inc.(1)	3	10
MannKind Corp.(1)	4	17
Maravai LifeSciences Holdings, Inc. - Class A(1)	396	13,975
Marinus Pharmaceuticals, Inc.(1)	5	51
Masimo Corp.(1)	92	13,348
MaxCyte, Inc.(1)	8	54
McKesson Corp.	2	677
MEDNAX, Inc.(1)	6	134
Medpace Holdings, Inc.(1)	122	19,999
MEI Pharma, Inc.(1)	16	10
MeiraGTx Holdings Plc(1)(2)	0	4
Meridian Bioscience, Inc.(1)	1	20
Merit Medical Systems, Inc.(1)	6	421
Mersana Therapeutics, Inc.(1)	7	29
Mesa Laboratories, Inc.	43	10,966
Mettler-Toledo International, Inc.(1)	2	3,195
MiMedx Group, Inc.(1)	10	48
Mind Medicine MindMed, Inc.(1)	43	48
Mirati Therapeutics, Inc.(1)	4	294
Mirum Pharmaceuticals, Inc.(1)(2)	0	5
ModivCare, Inc.(1)	1	67
Molecular Templates, Inc.(1)	4	15
Molina Healthcare, Inc.(1)	1	299
Monte Rosa Therapeutics, Inc.(1)	3	36
Morphic Holding, Inc.(1)	3	116
Multiplan Corp.(1)	7	35
NanoString Technologies, Inc.(1)	6	205
NantHealth, Inc.(1)	2	1
Natera, Inc.(1)	8	324
National Research Corp.	2	75
Neogen Corp.(1)	145	4,458
NeoGenomics, Inc.(1)	225	2,738
Neoleukin Therapeutics, Inc.(1)	1	2
Neurocrine Biosciences, Inc.(1)	10	896
Neuronetics, Inc.(1)	3	8
NeuroPace, Inc.(1)	1	6
Nevro Corp.(1)	70	5,069
NexImmune, Inc.(1)	2	6
NGM Biopharmaceuticals, Inc.(1)(2)	0	5

Novavax, Inc.(1)	8	568
Novocure Ltd.(1)	10	867
Nurix Therapeutics, Inc.(1)	4	56
Nuvalent, Inc. - Class A(1)	1	19
NuVasive, Inc.(1)	85	4,845
Nuvation Bio, Inc.(1)	19	99
Oak Street Health, Inc.(1)	9	244
Ocugen, Inc.(1)	24	81
Ocular Therapeutix, Inc.(1)	11	53
Olema Pharmaceuticals, Inc.(1)	1	6
Omega Therapeutics, Inc.(1)	2	10
Omeros Corp.(1)	8	50
Omnicell, Inc.(1)	111	14,318
OncoCyte Corp.(1)	6	9
Ontrak, Inc.(1)	1	2
Opthea Ltd. - ADR(1)	158	1,056
OptimizeRx Corp.(1)	2	92
Oramed Pharmaceuticals, Inc.(1)	5	40
Organogenesis Holdings, Inc. - Class A(1)	10	73
ORIC Pharmaceuticals, Inc.(1)(2)	0	2
Ortho Clinical Diagnostics Holdings Plc(1)	17	316
OrthoPediatrics Corp.(1)	2	105
Outlook Therapeutics, Inc.(1)	17	30
Outset Medical, Inc.(1)	7	297
Owens & Minor, Inc.	8	365
Oyster Point Pharma, Inc.(1)(2)	0	1
Pacific Biosciences of California, Inc.(1)	13	114
Pacira BioSciences, Inc.(1)	119	9,117
Paragon 28, Inc.(1)	1	15
Paratek Pharmaceuticals, Inc.(1)	6	18
Patterson Companies, Inc.	3	99
PAVmed, Inc.(1)	9	12
Pennant Group, Inc.(1)	4	67
Penumbra, Inc.(1)	4	785
PerkinElmer, Inc.	66	11,499
Personalis, Inc.(1)(2)	0	3
PetIQ, Inc. - Class A(1)	4	93
Phathom Pharmaceuticals, Inc.(1)	3	40
Phibro Animal Health Corp. - Class A	3	60
Phreesia, Inc.(1)	7	185
Pliant Therapeutics, Inc.(1)	3	20
PMV Pharmaceuticals, Inc.(1)	4	73
Portage Biotech, Inc.(1)(2)	0	0
Praxis Precision Medicines, Inc.(1)(2)	0	2
Precigen, Inc.(1)	10	22
Precision BioSciences, Inc.(1)	6	20
Prelude Therapeutics, Inc.(1)	1	9
Prestige Consumer Healthcare, Inc.(1)	143	7,551
Privia Health Group, Inc.(1)	6	156
PROCEPT BioRobotics Corp.(1)	1	30
Progyny, Inc.(1)	9	459
Prometheus Biosciences, Inc.(1)(2)	0	18
Protagonist Therapeutics, Inc.(1)	6	148
Prothena Corp. Plc(1)	4	142
PTC Therapeutics, Inc.(1)	10	363
Pulmonx Corp.(1)	4	89
Pulse Biosciences, Inc.(1)	2	9
Puma Biotechnology, Inc.(1)	5	14
Pyxis Oncology, Inc.(1)	1	3
Quanterix Corp.(1)	4	127
Quotient Ltd.(1)	9	11
R1 RCM, Inc.(1)	16	440
Radius Health, Inc.(1)	7	60
RadNet, Inc.(1)	6	143
Rain Therapeutics, Inc.(1)	1	7
Rallybio Corp.(1)	1	9
Rapid Micro Biosystems, Inc. - Class A(1)	1	9

RAPT Therapeutics, Inc.(1)	3	64
Reata Pharmaceuticals, Inc. - Class A(1)	3	108
Recursion Pharmaceuticals, Inc. - Class A(1)	11	80
REGENXBIO, Inc.(1)	3	97
Relay Therapeutics, Inc.(1)	396	11,858
Relmada Therapeutics, Inc.(1)	3	91
Reneo Pharmaceuticals, Inc.(1)(2)	0	1
Repligen Corp.(1)	137	25,685
Replimune Group, Inc.(1)	3	50
ResMed, Inc.	48	11,673
Retractable Technologies, Inc.(1)	3	14
Revance Therapeutics, Inc.(1)	10	191
REVOLUTION Medicines, Inc.(1)	1	31
Rigel Pharmaceuticals, Inc.(1)	23	70
Rocket Pharmaceuticals, Inc.(1)	6	94
Royalty Pharma Plc - Class A	20	767
Rubius Therapeutics, Inc.(1)	408	2,247
RxSight, Inc.(1)	2	28
Sana Biotechnology, Inc.(1)	11	92
Sangamo Therapeutics, Inc.(1)	15	85
Sarepta Therapeutics, Inc.(1)	9	665
Scholar Rock Holding Corp.(1)	198	2,554
Schrodinger, Inc.(1)	67	2,273
Seagen, Inc.(1)	12	1,776
SeaSpine Holdings Corp.(1)	2	24
Seelos Therapeutics, Inc.(1)	13	11
Seer, Inc. - Class A(1)	2	37
Select Medical Holdings Corp.	15	369
Selecta Biosciences, Inc.(1)	1	1
Senseonics Holdings, Inc.(1)	58	113
Sera Prognostics, Inc. - Class A(1)	1	5
Seres Therapeutics, Inc.(1)	9	67
Sesen Bio, Inc.(1)	28	17
Sharps Compliance Corp.(1)	3	16
Shattuck Labs, Inc.(1)	3	11
Shockwave Medical, Inc.(1)	115	23,803
SI-BONE, Inc.(1)	5	105
Sientra, Inc.(1)	6	13
SIGA Technologies, Inc.(1)	7	47
Sight Sciences, Inc.(1)	3	31
Sigilon Therapeutics, Inc.(1)(2)	0	0
Silk Road Medical, Inc.(1)	5	199
Simulations Plus, Inc.	2	109
Singular Genomics Systems, Inc.(1)	4	27
SOC Telemed, Inc. - Class A(1)	6	18
Sorrento Therapeutics, Inc.(1)	38	89
Sotera Health Co.(1)	10	220
Spectrum Pharmaceuticals, Inc.(1)	24	31
Spero Therapeutics, Inc.(1)	3	25
SpringWorks Therapeutics, Inc.(1)	422	23,812
STAAR Surgical Co.(1)	7	527
Stereotaxis, Inc.(1)	6	23
STERIS Plc	116	28,093
Stoke Therapeutics, Inc.(1)	3	55
Summit Therapeutics, Inc.(1)	3	8
Supernus Pharmaceuticals, Inc.(1)	164	5,308
Surgery Partners, Inc.(1)	193	10,637
Surmodics, Inc.(1)	2	88
Sutro Biopharma, Inc.(1)(2)	0	3
Syndax Pharmaceuticals, Inc.(1)	2	31
Syneos Health, Inc. - Class A(1)	1	111
Syros Pharmaceuticals, Inc.(1)	3	4
Tabula Rasa HealthCare, Inc.(1)	3	16
Tactile Systems Technology, Inc.(1)	3	53
Talaris Therapeutics, Inc.(1)	2	18
Tandem Diabetes Care, Inc.(1)	247	28,755
Tarsus Pharmaceuticals, Inc.(1)	1	16

Taysha Gene Therapies, Inc.(1)	2	14
Teleflex, Inc.	1	301
Tenaya Therapeutics, Inc.(1)	3	30
Tenet Healthcare Corp.(1)	2	154
Terns Pharmaceuticals, Inc.(1)	1	4
TG Therapeutics, Inc.(1)	18	173
TherapeuticsMD, Inc.(1)	51	19
Theravance Biopharma, Inc.(1)	7	71
Theseus Pharmaceuticals, Inc.(1)	1	10
Tivity Health, Inc.(1)	4	117
TransMedics Group, Inc.(1)	4	98
Travere Therapeutics, Inc. - Class Preferre(1)	1	17
Treace Medical Concepts, Inc.(1)	4	81
Trevena, Inc.(1)	6	3
Turning Point Therapeutics, Inc.(1)	1	17
Twist Bioscience Corp.(1)	8	383
Tyra Biosciences, Inc.(1)	1	10
UFP Technologies, Inc.(1)(2)	0	4
Ultragenyx Pharmaceutical, Inc.(1)	5	359
UroGen Pharma Ltd.(1)	2	15
US Physical Therapy, Inc.	2	179
Utah Medical Products, Inc.(2)	0	3
Vapotherm, Inc.(1)	3	41
Varex Imaging Corp.(1)	1	18
Vaxart, Inc.(1)	16	79
Vaxcyte, Inc.(1)	2	43
VBI Vaccines, Inc.(1)	21	35
Veeva Systems, Inc. - Class A(1)	331	70,339
Ventyx Biosciences, Inc.(1)	1	11
Vera Therapeutics, Inc. - Class A(1)	1	24
Verastem, Inc.(1)	25	35
Vericel Corp.(1)	137	5,219
Verrica Pharmaceuticals, Inc.(1)	2	15
Verve Therapeutics, Inc.(1)	3	66
Viemed Healthcare, Inc.(1)	1	3
ViewRay, Inc.(1)	20	79
Vigil Neuroscience, Inc.(1)(2)	0	3
Vincerx Pharma, Inc.(1)	2	9
Vir Biotechnology, Inc.(1)	8	215
Viracta Therapeutics, Inc.(1)	1	4
VistaGen Therapeutics, Inc.(1)	19	23
Vor BioPharma, Inc.(1)(2)	0	2
Waters Corp.(1)	113	34,998
WaVe Life Sciences Ltd.(1)	5	11
Werewolf Therapeutics, Inc.(1)	2	10
West Pharmaceutical Services, Inc.	61	24,882
Xencor, Inc.(1)	8	213
Xilio Therapeutics, Inc.(1)	1	5
XOMA Corp.(1)(2)	0	2
Y-mAbs Therapeutics, Inc.(1)	5	57
Zentalis Pharmaceuticals, Inc.(1)	5	235
Zynex, Inc.	3	21

Total Healthcare		1,337,128

Industrials – 16.28%
AAON, Inc.	6	325
Acuity Brands, Inc.	49	9,212
Advanced Drainage Systems, Inc.	165	19,576
Advent Technologies Holdings, Inc.(1)	3	7
Aerojet Rocketdyne Holdings, Inc.(1)	8	326
Aerovironment, Inc.(1)	39	3,657
AGCO Corp.	1	95
AgEagle Aerial Systems, Inc.(1)	5	6
Alamo Group, Inc.	1	176
Albany International Corp. - Class A	109	9,229
Allegiant Travel Co. - Class A(1)	2	348
Allegion Plc	7	768
Allied Motion Technologies, Inc.	2	45

Allison Transmission Holdings, Inc.	8	316
Alta Equipment Group, Inc.(1)(2)	0	6
Altra Industrial Motion Corp.	230	8,956
Ameresco, Inc. - Class A(1)	77	6,159
AMETEK, Inc.	304	40,487
AO Smith Corp.	125	8,002
Applied Industrial Technologies, Inc.	5	545
Aris Water Solution, Inc. - Class A	1	23
Armstrong World Industries, Inc.	2	212
Array Technologies, Inc.(1)	4	45
ASGN, Inc.(1)	6	741
Atkore, Inc.(1)	6	611
Atlas Technical Consultants, Inc.(1)(2)	0	3
Axon Enterprise, Inc.(1)	97	13,419
AZEK Co., Inc. - Class A(1)	241	5,989
Babcock & Wilcox Enterprises, Inc.(1)	3	21
Beacon Roofing Supply, Inc.(1)	140	8,292
Beam Global(1)	1	22
Blink Charging Co.(1)	5	132
Bloom Energy Corp. - Class A(1)	20	476
Blue Bird Corp.(1)	1	23
BlueLinx Holdings, Inc.(1)	1	90
Boise Cascade Co.	1	83
Booz Allen Hamilton Holding Corp. - Class A	13	1,180
Brink’s Co.	7	454
BWX Technologies, Inc.	7	382
Byrna Technologies, Inc.(1)	3	23
CACI International, Inc. - Class A(1)	41	12,451
Cadre Holdings, Inc.(2)	0	9
Carlisle Companies, Inc.	28	6,796
Carrier Global Corp.	41	1,880
Casella Waste Systems, Inc. - Class A(1)	6	554
CH Robinson Worldwide, Inc.	3	280
Chart Industries, Inc.(1)	151	25,877
Cimpress Plc(1)	2	157
Cintas Corp.	8	3,573
CIRCOR International, Inc.(1)	3	71
Clarivate Plc(1)	887	14,866
CNH Industrial NV	903	14,320
Comfort Systems USA, Inc.	5	438
Commercial Vehicle Group, Inc.(1)	2	17
Construction Partners, Inc. - Class A(1)	6	147
Copart, Inc.(1)	21	2,694
Core & Main, Inc. - Class A(1)	662	16,022
Cornerstone Building Brands, Inc.(1)	8	188
CoStar Group, Inc.(1)	396	26,365
CRA International, Inc.	1	69
CSW Industrials, Inc.	2	244
Curtiss-Wright Corp.	69	10,336
Custom Truck One Source, Inc.(1)	2	20
Daseke, Inc.(1)	6	55
Delta Air Lines, Inc.(1)	66	2,599
Desktop Metal, Inc. - Class A(1)	17	82
Donaldson Co., Inc.	2	83
Douglas Dynamics, Inc.	3	114
Dycom Industries, Inc.(1)	3	317
EMCOR Group, Inc.	1	88
Energy Recovery, Inc.(1)	6	117
Enerpac Tool Group Corp. - Class A	8	185
EnerSys	1	49
Eos Energy Enterprises, Inc.(1)	7	28
Equifax, Inc.	5	1,123
ESCO Technologies, Inc.(2)	0	25
EVI Industries, Inc.(1)	1	12
Evoqua Water Technologies Corp.(1)	310	14,571
Expeditors International of Washington, Inc.	13	1,295
Exponent, Inc.	68	7,340

Fastenal Co.	52	3,105
Federal Signal Corp.	8	283
First Advantage Corp.(1)	321	6,486
Fluence Energy, Inc. - Class A(1)	2	20
Forrester Research, Inc.(1)	2	87
Fortive Corp.	931	56,734
Fortune Brands Home & Security, Inc.	4	263
Forward Air Corp.	4	364
Franklin Covey Co.(1)	2	80
Franklin Electric Co., Inc.	6	525
Frontier Group Holdings, Inc.(1)	5	57
FTC Solar, Inc.(1)	6	30
FuelCell Energy, Inc.(1)	40	228
Generac Holdings, Inc.(1)	207	61,512
Gibraltar Industries, Inc.(1)	1	55
Global Industrial Co.	1	43
Gorman-Rupp Co.	1	20
Graco, Inc.	227	15,803
GrafTech International Ltd.	25	236
GXO Logistics, Inc.(1)	93	6,669
H&E Equipment Services, Inc.	4	195
Harsco Corp.(1)	5	58
Healthcare Services Group, Inc.	5	100
HEICO Corp.	1	227
HEICO Corp. - Class A	59	7,435
Heidrick & Struggles International, Inc.	1	46
Helios Technologies, Inc.	4	359
Herc Holdings, Inc.	34	5,729
Heritage-Crystal Clean, Inc.(1)	1	21
Hillenbrand, Inc.	6	247
HireQuest, Inc.	1	15
HireRight Holdings Corp.(1)	1	26
HNI Corp.	1	22
Howmet Aerospace, Inc.	3	106
Huron Consulting Group, Inc.(1)(2)	0	14
Hydrofarm Holdings Group, Inc.(1)	6	85
Hyliion Holdings Corp.(1)	3	12
HyreCar, Inc.(1)	2	5
IAA, Inc.(1)	14	528
IDEX Corp.	119	22,816
IES Holdings, Inc.(1)	1	46
Infrastructure & Energy Alternatives, Inc.(1)	1	17
Ingersoll Rand, Inc.	721	36,302
Insperity, Inc.	5	506
Insteel Industries, Inc.(2)	0	7
Interface, Inc. - Class A	2	23
JB Hunt Transport Services, Inc.	31	6,200
JELD-WEN Holding, Inc.(1)	5	105
John Bean Technologies Corp.	43	5,102
Kadant, Inc.	2	310
Karat Packaging, Inc.(1)	1	11
KBR, Inc.	293	16,030
Kforce, Inc.	3	207
Kirby Corp.(1)	200	14,461
Kornit Digital Ltd.(1)	93	7,673
Kratos Defense & Security Solutions, Inc.(1)	244	4,994
Landstar System, Inc.	41	6,165
Lawson Products, Inc.(1)	1	27
Legalzoom.com, Inc.(1)	6	87
Lincoln Electric Holdings, Inc.	6	819
Lindsay Corp.	1	214
Luxfer Holdings Plc	2	29
Lyft, Inc. - Class A(1)	450	17,295
Masonite International Corp.(1)	3	296
McGrath RentCorp	2	196
Meritor, Inc.(1)	8	284
Middleby Corp.(1)	2	278

Miller Industries, Inc.(2)	0	1
Montrose Environmental Group, Inc.(1)	4	193
MSA Safety, Inc.	1	143
MSC Industrial Direct Co., Inc. - Class A	118	10,093
Mueller Industries, Inc.	3	160
Mueller Water Products, Inc. - Class A	1	17
MYR Group, Inc.(1)	2	160
Nikola Corp.(1)	32	340
Nordson Corp.	124	28,199
NV5 Global, Inc.(1)(2)	0	57
Old Dominion Freight Line, Inc.	35	10,307
Omega Flex, Inc.(2)	0	58
PAM Transportation Services, Inc.(1)(2)	0	6
Parker-Hannifin Corp.	2	621
PGT Innovations, Inc.(1)	4	67
Pitney Bowes, Inc.	8	44
Plug Power, Inc.(1)	52	1,497
Primoris Services Corp.	199	4,744
Proto Labs, Inc.(1)	1	34
Quanta Services, Inc.	168	22,164
RBC Bearings, Inc.(1)	111	21,464
Regal Rexnord Corp.	102	15,230
Resideo Technologies, Inc.(1)	2	53
REV Group, Inc.	1	12
Robert Half International, Inc.	10	1,111
Rockwell Automation, Inc.	116	32,480
Rollins, Inc.	22	755
Romeo Power, Inc.(1)	12	18
Saia, Inc.(1)	29	7,058
Shoals Technologies Group, Inc. - Class A(1)	147	2,512
Shyft Group, Inc.	5	173
Simpson Manufacturing Co., Inc.	123	13,420
SiteOne Landscape Supply, Inc.(1)	57	9,212
SP Plus Corp.(1)	3	99
Spirit AeroSystems Holdings, Inc. - Class A	336	16,435
SPX Corp.(1)	5	251
SPX FLOW, Inc.(2)	0	40
Stem, Inc.(1)	16	175
Sterling Check Corp.(1)	1	28
Sterling Construction Co., Inc.(1)	1	18
Sun Country Airlines Holdings, Inc.(1)	4	115
Tennant Co.	3	203
Terex Corp.	10	340
Tetra Tech, Inc.	84	13,909
Textainer Group Holdings Ltd.	1	35
Titan International, Inc.(1)	1	15
Toro Co.	304	26,000
TPI Composites, Inc.(1)	5	72
Trane Technologies Plc	12	1,784
Transcat, Inc.(1)	1	78
TransDigm Group, Inc.(1)	2	1,007
TransUnion	245	25,286
Trex Co., Inc.(1)	233	15,235
TriNet Group, Inc.(1)	6	551
Triton International Ltd.	183	12,860
TuSimple Holdings, Inc. - Class A(1)	1	15
UFP Industries, Inc.	8	584
UniFirst Corp.	35	6,359
United Rentals, Inc.(1)	55	19,689
Univar Solutions, Inc.(1)	331	10,638
Universal Logistics Holdings, Inc.	1	15
Upwork, Inc.(1)	16	381
US Ecology, Inc.(1)	1	25
Verisk Analytics, Inc. - Class A	145	31,014
Vertiv Holdings Co. - Class A	33	460
Viad Corp.(1)	3	100
Vicor Corp.(1)	3	207

Virgin Galactic Holdings, Inc.(1)	17	166
Wabash National Corp.	1	9
Watts Water Technologies, Inc. - Class A	2	297
Welbilt, Inc.(1)	18	430
Werner Enterprises, Inc.	1	40
WESCO International, Inc.(1)	1	143
Westinghouse Air Brake Technologies Corp.	131	12,566
Willdan Group, Inc.(1)	1	36
Willis Lease Finance Corp.(1)(2)	0	1
WillScot Mobile Mini Holdings Corp. - Class A(1)	618	24,185
WW Grainger, Inc.	4	2,012
XPO Logistics, Inc.(1)	8	618
Xylem, Inc.	12	1,040
Yellow Corp.(1)(2)	0	3
Zurn Water Solutions Corp.	182	6,429

Total Industrials		1,028,650

Information Technology – 24.59%
3D Systems Corp.(1)	16	263
8x8, Inc.(1)	16	200
908 Devices, Inc.(1)	3	55
A10 Networks, Inc.	7	95
ACI Worldwide, Inc.(1)	210	6,624
ADTRAN, Inc.(2)	0	8
Advanced Energy Industries, Inc.	163	13,992
Agilysys, Inc.(1)	3	107
Akamai Technologies, Inc.(1)	180	21,490
Akoustis Technologies, Inc.(1)	8	49
Alarm.com Holdings, Inc.(1)	7	438
Alkami Technology, Inc.(1)	4	52
Allegro MicroSystems, Inc.(1)	4	120
Alpha & Omega Semiconductor Ltd.(1)	2	136
Altair Engineering, Inc. - Class A(1)	116	7,451
Alteryx, Inc. - Class A(1)	6	430
Ambarella, Inc.(1)	107	11,196
American Software, Inc. - Class A	204	4,247
Amkor Technology, Inc.	3	66
Amphenol Corp. - Class A	43	3,212
Anaplan, Inc.(1)	220	14,289
ANSYS, Inc.(1)	18	5,631
Appfolio, Inc. - Class A(1)	3	302
Appian Corp. - Class A(1)	5	333
Arista Networks, Inc.(1)	234	32,591
Arlo Technologies, Inc.(1)	12	102
Arteris, Inc.(1)(2)	0	5
Asana, Inc. - Class A(1)	513	20,518
Aspen Technology, Inc.(1)	43	7,122
Atlassian Corp. Plc - Class A(1)	151	44,335
Atomera, Inc.(1)	3	35
Avalara, Inc.(1)	9	883
Avaya Holdings Corp.(1)	1,019	12,914
Avid Technology, Inc.(1)	5	178
AvidXchange Holdings, Inc.(1)	3	27
Axcelis Technologies, Inc.(1)	183	13,819
Badger Meter, Inc.	4	405
Benefitfocus, Inc.(1)	3	33
Bentley Systems, Inc. - Class B	14	623
BigCommerce Holdings, Inc.(1)	7	149
Bill.com Holdings, Inc.(1)	128	28,934
Blackbaud, Inc.(1)	7	400
Blackline, Inc.(1)	8	554
Bottomline Technologies DE, Inc.(1)	1	59
Box, Inc. - Class A(1)	19	551
Brightcove, Inc.(1)	5	42
Broadridge Financial Solutions, Inc.	11	1,684
BTRS Holdings, Inc. - Class 1(1)	13	97
C3.ai, Inc. - Class A(1)	2	35
Cadence Design Systems, Inc.(1)	104	17,050

CalAmp Corp.(1)	5	34
Calix, Inc.(1)	77	3,285
Cambium Networks Corp.(1)	2	37
Cantaloupe, Inc.(1)	8	57
Casa Systems, Inc.(1)	5	22
Cass Information Systems, Inc.(2)	0	12
CDK Global, Inc.	2	90
CDW Corp.	14	2,490
Cerence, Inc.(1)	5	198
Ceridian HCM Holding, Inc.(1)	248	16,969
CEVA, Inc.(1)	3	124
ChannelAdvisor Corp.(1)	3	47
Ciena Corp.(1)	93	5,645
Citrix Systems, Inc.	5	456
Clearfield, Inc.(1)	2	101
Cloudflare, Inc. - Class A(1)	25	3,035
CMC Materials, Inc.	4	730
Cognex Corp.	277	21,401
Coherent, Inc.(1)	2	613
Cohu, Inc.(1)	6	173
CommScope Holding Co., Inc.(1)	21	162
CommVault Systems, Inc.(1)	6	411
Consensus Cloud Solutions, Inc.(1)	2	137
CoreCard Corp.(1)	1	26
Corning, Inc.	26	971
Corsair Gaming, Inc.(1)	4	84
Couchbase, Inc.(1)	2	43
Coupa Software, Inc.(1)	30	3,029
Credo Technology Group Holding Ltd.(1)	2	36
Crowdstrike Holdings, Inc. - Class A(1)	20	4,646
CS Disco, Inc.(1)	1	35
CSG Systems International, Inc.	2	133
CTS Corp.	1	36
CyberArk Software Ltd.(1)	90	15,208
Datadog, Inc. - Class A(1)	215	32,616
Diebold Nixdorf, Inc.(1)	10	68
Digimarc Corp.(1)	2	49
Digital Turbine, Inc.(1)	13	552
DigitalOcean Holdings, Inc.(1)	195	11,271
Diodes, Inc.(1)	5	407
DocuSign, Inc. - Class A(1)	20	2,125
Domo, Inc. - Class B(1)	4	202
DoubleVerify Holdings, Inc.(1)	6	150
Dropbox, Inc. - Class A(1)	30	707
Duck Creek Technologies, Inc.(1)	386	8,529
Dynatrace, Inc.(1)	19	902
DZS, Inc.(1)	1	12
E2open Parent Holdings, Inc.(1)	331	2,917
Eastman Kodak Co.(1)	6	39
eGain Corp.(1)	2	18
Elastic NV(1)	8	681
EMCORE Corp.(1)	1	3
Endava Plc - ADR(1)	154	20,513
Enfusion, Inc. - Class A(1)	2	32
EngageSmart, Inc.(1)	2	38
Enphase Energy, Inc.(1)	61	12,299
Entegris, Inc.	183	24,008
Envestnet, Inc.(1)	121	8,977
EPAM Systems, Inc.(1)	6	1,633
Euronet Worldwide, Inc.(1)	4	477
Everbridge, Inc.(1)	4	176
EverCommerce, Inc.(1)	3	45
EVERTEC, Inc.	8	343
Evo Payments, Inc. - Class A(1)	7	155
ExlService Holdings, Inc.(1)	84	12,064
Extreme Networks, Inc.(1)	18	216
Fabrinet(1)	4	463

Fair Isaac Corp.(1)	3	1,216
FARO Technologies, Inc.(1)	1	68
Five9, Inc.(1)	166	18,273
FleetCor Technologies, Inc.(1)	2	464
Flywire Corp.(1)	52	1,579
FormFactor, Inc.(1)	9	397
Fortinet, Inc.(1)	40	13,721
Gartner, Inc.(1)	8	2,445
Genpact Ltd.	1	49
Global Payments, Inc.	303	41,497
GLOBALFOUNDRIES, Inc.(1)	3	176
Globant SA(1)	46	12,026
GoDaddy, Inc. - Class A(1)	2	147
GreenBox POS(1)	3	12
Grid Dynamics Holdings, Inc.(1)	7	92
Guidewire Software, Inc.(1)	50	4,777
Hackett Group, Inc.	3	73
Harmonic, Inc.(1)	3	24
HP, Inc.	38	1,397
HubSpot, Inc.(1)	127	60,249
I3 Verticals, Inc. - Class A(1)	3	81
IBEX Holdings Ltd.(1)	1	16
Ichor Holdings Ltd.(1)	3	90
Identiv, Inc.(1)	3	47
II-VI, Inc.(1)	14	989
Impinj, Inc.(1)	68	4,318
Infinera Corp.(1)	26	223
Informatica, Inc. - Class A(1)	2	47
Inseego Corp.(1)	2	8
Insight Enterprises, Inc.(1)	2	187
Instructure Holdings, Inc.(1)(2)	0	6
Intapp, Inc.(1)	1	33
InterDigital, Inc.	2	109
International Money Express, Inc.(1)	4	91
IPG Photonics Corp.(1)(2)	0	36
Iteris, Inc.(1)	6	19
Itron, Inc.(1)	5	275
Jabil, Inc.	11	699
Jack Henry & Associates, Inc.	2	381
Jamf Holding Corp.(1)	187	6,504
JFrog Ltd.(1)	8	205
Juniper Networks, Inc.	418	15,548
Kaltura, Inc.(1)	4	6
Keysight Technologies, Inc.(1)	8	1,293
Kimball Electronics, Inc.(1)(2)	0	4
Kopin Corp.(1)	11	29
Kulicke & Soffa Industries, Inc.	8	475
Lattice Semiconductor Corp.(1)	626	38,125
Littelfuse, Inc.	19	4,820
LivePerson, Inc.(1)	9	226
Luna Innovations, Inc.(1)	5	35
MACOM Technology Solutions Holdings, Inc.(1)	248	14,860
Mandiant, Inc.(1)	119	2,647
Manhattan Associates, Inc.(1)	101	14,058
Marathon Digital Holdings, Inc.(1)	1	18
MAXIMUS, Inc.	9	643
MaxLinear, Inc. - Class A(1)	209	12,203
MeridianLink, Inc.(1)	2	44
Meta Materials, Inc.(1)	28	46
Microchip Technology, Inc.	151	11,383
MicroStrategy, Inc. - Class A(1)	1	635
MicroVision, Inc.(1)	23	109
Mimecast Ltd.(1)	9	684
Mitek Systems, Inc.(1)	6	89
MKS Instruments, Inc.	5	715
Model N, Inc.(1)	5	128
Momentive Global, Inc.(1)	18	300

MongoDB, Inc. - Class A(1)	50	22,372
Monolithic Power Systems, Inc.	41	19,771
Napco Security Technologies, Inc.(1)	4	83
National Instruments Corp.	270	10,955
nCino, Inc.(1)	145	5,951
NCR Corp.(1)	4	179
NetApp, Inc.	15	1,253
New Relic, Inc.(1)	5	360
nLight, Inc.(1)	6	102
NortonLifeLock, Inc.	15	395
Novanta, Inc.(1)	5	696
Nutanix, Inc. - Class A(1)	625	16,759
NVE Corp.	1	33
Okta, Inc. - Class A(1)	138	20,828
ON Semiconductor Corp.(1)	891	55,774
ON24, Inc.(1)	3	34
OneSpan, Inc.(1)	5	77
Onto Innovation, Inc.(1)	147	12,782
OSI Systems, Inc.(1)(2)	0	18
Ouster, Inc.(1)	17	79
PagerDuty, Inc.(1)	12	395
Palantir Technologies, Inc. - Class A(1)	171	2,343
Palo Alto Networks, Inc.(1)	81	50,134
PAR Technology Corp.(1)	3	139
Paya Holdings, Inc. - Class A(1)	371	2,176
Paychex, Inc.	29	3,933
Paycom Software, Inc.(1)	5	1,743
Paycor HCM, Inc.(1)	4	104
Paylocity Holding Corp.(1)	74	15,154
Paymentus Holdings, Inc. - Class A(1)	144	3,026
Pegasystems, Inc.	4	318
Perficient, Inc.(1)	5	497
Plantronics, Inc.(1)	3	100
Plexus Corp.(1)	3	282
Power Integrations, Inc.	80	7,451
Priority Technology Holdings, Inc.(1)	2	11
Procore Technologies, Inc.(1)	4	254
Progress Software Corp.	6	291
PROS Holdings, Inc.(1)	109	3,620
PTC, Inc.(1)	64	6,941
Pure Storage, Inc. - Class A(1)	889	31,395
Q2 Holdings, Inc.(1)	138	8,479
Qualys, Inc.(1)	106	15,034
Rackspace Technology, Inc.(1)	6	62
Rambus, Inc.(1)	263	8,392
Rapid7, Inc.(1)	71	7,953
Rekor Systems, Inc.(1)	4	17
Remitly Global, Inc.(1)	1	13
Repay Holdings Corp. - Class A(1)	5	77
Rimini Street, Inc.(1)	6	37
RingCentral, Inc. - Class A(1)	31	3,671
Riot Blockchain, Inc.(1)	15	315
Rogers Corp.(1)	2	625
Sabre Corp.(1)	33	376
Sailpoint Technologies Holdings, Inc.(1)	13	650
Sapiens International Corp. NV	4	112
Semtech Corp.(1)	129	8,947
Shift4 Payments, Inc. - Class A(1)	4	272
ShotSpotter, Inc.(1)	1	32
Silicon Laboratories, Inc.(1)	133	19,908
SiTime Corp.(1)	19	4,709
SkyWater Technology, Inc.(1)	1	10
Skyworks Solutions, Inc.	8	1,062
SMART Global Holdings, Inc.(1)	7	178
Smartsheet, Inc. - Class A(1)	319	17,473
Splunk, Inc.(1)	16	2,424
Sprout Social, Inc. - Class A(1)	57	4,572

SPS Commerce, Inc.(1)	117	15,289
StoneCo Ltd. - Class A(1)	21	246
Stronghold Digital Mining, Inc. - Class A(1)	1	4
Sumo Logic, Inc.(1)	13	147
SunPower Corp. - Class A(1)	9	192
Switch, Inc. - Class A	12	361
Synaptics, Inc.(1)	37	7,383
Synopsys, Inc.(1)	153	50,966
Teledyne Technologies, Inc.(1)	61	28,603
Telos Corp.(1)	251	2,499
Tenable Holdings, Inc.(1)	88	5,091
Teradata Corp.(1)	136	6,703
Teradyne, Inc.	17	1,981
Thoughtworks Holding, Inc.(1)	1	29
Toast, Inc. - Class A(1)	124	2,700
Trade Desk, Inc. - Class A(1)	45	3,087
Trimble, Inc.(1)	251	18,098
TTEC Holdings, Inc.	3	212
Tucows, Inc. - Class A(1)	1	95
Turtle Beach Corp.(1)	2	41
Tyler Technologies, Inc.(1)	57	25,337
Ubiquiti, Inc.	1	170
Ultra Clean Holdings, Inc.(1)	6	262
Unisys Corp.(1)	7	156
Unity Software, Inc.(1)	42	4,211
Universal Display Corp.	4	739
Upland Software, Inc.(1)	4	71
UserTesting, Inc.(1)	1	10
Varonis Systems, Inc. - Class B(1)	415	19,710
Velodyne Lidar, Inc.(1)	12	30
Veritone, Inc.(1)	4	73
Verra Mobility Corp. - Class A(1)	21	345
Viant Technology, Inc. - Class A(1)	2	11
Viavi Solutions, Inc.(1)	29	459
Vishay Intertechnology, Inc.	3	55
Vonage Holdings Corp.(1)	35	714
Vontier Corp.	9	238
Weave Communications, Inc.(1)(2)	0	3
Western Union Co.	10	187
WEX, Inc.(1)	42	7,487
Wix.com Ltd.(1)	5	569
WNS Holdings Ltd. - ADR(1)	130	11,139
Wolfspeed, Inc.(1)	39	4,402
Workday, Inc. - Class A(1)	143	34,243
Workiva, Inc. - Class A(1)	6	702
Yext, Inc.(1)	16	108
Zebra Technologies Corp. - Class A(1)	5	2,264
Zendesk, Inc.(1)	213	25,661
Zscaler, Inc.(1)	320	77,309
Zuora, Inc. - Class A(1)	16	239

Total Information Technology		1,554,102

Materials – 3.40%
Albemarle Corp.	52	11,425
Allegheny Technologies, Inc.(1)	11	289
American Vanguard Corp.	1	22
Amyris, Inc.(1)	3	15
AptarGroup, Inc.	195	22,912
Aspen Aerogels, Inc.(1)	3	106
Avery Dennison Corp.	4	782
Avient Corp.	87	4,163
Axalta Coating Systems Ltd.(1)	4	95
Balchem Corp.	34	4,641
Ball Corp.	231	20,801
Berry Global Group, Inc.(1)	91	5,260
Cabot Corp.	8	532
Celanese Corp. - Class A	4	590
Century Aluminum Co.(1)(2)	0	9

CF Industries Holdings, Inc.	234	24,158
Chase Corp.	57	4,977
Chemours Co.	8	264
Cleveland-Cliffs, Inc.(1)	193	6,214
Coeur Mining, Inc.(1)	25	110
Compass Minerals International, Inc.	5	299
Crown Holdings, Inc.	2	194
Danimer Scientific, Inc.(1)	12	71
Diversey Holdings Ltd.(1)	6	43
Ferro Corp.(1)	9	205
FMC Corp.	3	431
Gatos Silver, Inc.(1)	5	21
Gold Fields Ltd. - ADR	614	9,497
Graphic Packaging Holding Co.	539	10,792
Greif, Inc. - Class A	1	36
Greif, Inc. - Class B(2)	0	5
Hawkins, Inc.	2	80
HB Fuller Co.	1	86
Hecla Mining Co.	22	143
Ingevity Corp.(1)	101	6,441
Innospec, Inc.	92	8,486
Kaiser Aluminum Corp.(2)	0	27
Kronos Worldwide, Inc.(2)	0	7
Livent Corp.(1)	22	586
Louisiana-Pacific Corp.	1	39
LyondellBasell Industries NV - Class A	3	336
Marrone Bio Innovations, Inc.(1)	16	17
Materion Corp.	1	97
MP Materials Corp.(1)	434	24,870
Myers Industries, Inc.	2	49
Novagold Resources, Inc.(1)	33	255
O-I Glass, Inc.(1)	22	286
Olin Corp.	1	61
Orion Engineered Carbons SA	8	135
Packaging Corp. of America	94	14,726
Perpetua Resources Corp.(1)	5	19
PolyMet Mining Corp.(1)	1	4
PPG Industries, Inc.	10	1,340
PureCycle Technologies, Inc.(1)	8	63
Quaker Chemical Corp.	2	324
Ranpak Holdings Corp. - Class A(1)	1	18
RPM International, Inc.	8	621
Ryerson Holding Corp.	1	50
Schnitzer Steel Industries, Inc. - Class A(2)	0	14
Scotts Miracle-Gro Co.	4	516
Sealed Air Corp.	262	17,517
Sensient Technologies Corp.	3	255
Steel Dynamics, Inc.	4	301
Stepan Co.(2)	0	27
Summit Materials, Inc. - Class A(1)	254	7,902
Tredegar Corp.	3	36
Trinseo Plc	5	260
United States Lime & Minerals, Inc.(2)	0	2
Warrior Met Coal, Inc.	1	30
Westlake Corp.	1	80
Zymergen, Inc.(1)	2	5

Total Materials		215,070

Real Estate – 1.20%
Agree Realty Corp.	82	5,424
Alexander’s, Inc.(2)	0	78
CatchMark Timber Trust, Inc. - Class A	5	40
CBRE Group, Inc. - Class A(1)	2	166
Clipper Realty, Inc.	1	13
Community Healthcare Trust, Inc.	2	89
Corporate Office Properties Trust	142	4,041
Cushman & Wakefield Plc(1)	19	395
Douglas Elliman, Inc.	1	10

Easterly Government Properties, Inc. - Class A	218	4,617
EastGroup Properties, Inc.	6	1,144
Equity LifeStyle Properties, Inc.	10	730
eXp World Holdings, Inc.	9	185
Extra Space Storage, Inc.	1	245
Fathom Holdings, Inc.(1)	1	9
FirstService Corp.	64	9,241
Forestar Group, Inc.(1)(2)	0	8
Gladstone Commercial Corp.	1	31
Gladstone Land Corp.	3	95
Indus Realty Trust, Inc.	1	45
Innovative Industrial Properties, Inc. - Class A	2	355
Iron Mountain, Inc.	21	1,143
Jones Lang LaSalle, Inc.(1)	21	5,088
Lamar Advertising Co. - Class A	8	905
Marcus & Millichap, Inc.(2)	0	21
National Storage Affiliates Trust	123	7,732
Necessity Retail REIT, Inc.	1	6
Newmark Group, Inc. - Class A	23	371
NexPoint Residential Trust, Inc.	1	51
Opendoor Technologies, Inc.(1)	10	84
Outfront Media, Inc.	4	114
Pebblebrook Hotel Trust	248	6,063
Phillips Edison & Co., Inc.	2	68
PS Business Parks, Inc.	2	401
Rafael Holdings, Inc. - Class B(1)	1	3
Redfin Corp.(1)	14	260
RMR Group, Inc. - Class A(2)	0	6
Ryman Hospitality Properties, Inc.(1)	140	13,021
Safehold, Inc.	2	109
Saul Centers, Inc.	2	84
SBA Communications Corp. - Class A	2	637
Simon Property Group, Inc.	29	3,829
St Joe Co.	5	274
Tanger Factory Outlet Centers, Inc.	4	68
Terreno Realty Corp.	95	7,057
UMH Properties, Inc.	5	129
Universal Health Realty Income Trust	2	98
Zillow Group, Inc. - Class A(1)	6	291
Zillow Group, Inc. - Class C(1)	17	842

Total Real Estate		75,716

Utilities – 0.02%
American States Water Co.	3	239
Brookfield Renewable Corp. - Class A	3	143
Cadiz, Inc.(1)(2)	0	0
Clearway Energy, Inc. - Class A	1	45
Clearway Energy, Inc. - Class C	3	106
Global Water Resources, Inc.	2	28
Middlesex Water Co.	1	85
NRG Energy, Inc.	11	433
Pure Cycle Corp.(1)	2	29
Sunnova Energy International, Inc.(1)	2	41
Via Renewables, Inc. - Class A	2	17
York Water Co.	1	49

Total Utilities		1,215

Total Common Stocks (Cost: $4,953,610)		6,191,231

SHORT-TERM INVESTMENTS – 2.44%
Money Market Funds – 1.33%
Goldman Sachs Financial Square Government Fund - Class I, 0.24%(3)	83,956	83,956

Total Money Market Funds (Cost: $83,956)		83,956

	Principal Amount (000s)	Value (000s)
Time Deposits – 1.11%
ANZ, London, 0.15% due 04/01/2022	$1,108	1,108
Barclays Bank, London, 0.15% due 04/01/2022	24,048	24,048

BNP Paribas, Paris, 0.15% due 04/01/2022	27,907	27,907
JP Morgan, New York, 0.15% due 04/01/2022	17,062	17,062
Sumitomo, Tokyo, 0.15% due 04/01/2022	55	55

Total Time Deposits (Cost: $70,180)		70,180

Total Short-Term Investments (Cost: $154,136)		154,136

TOTAL INVESTMENTS IN SECURITIES – 100.42% (Cost: $5,107,746)		6,345,367

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.42)%		(26,591)

TOTAL NET ASSETS – 100.00%		$6,318,776

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $16, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
7	E-mini Russell 2000 Future	Jun. 2022	$724	$723	$(1)
4	S&P 500 E-mini Future	Jun. 2022	857	906	49
2	S&P MidCap 400 E-mini Future(1)	Jun. 2022	538	538	0

					$48

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

March 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.29%
Communication Services – 1.73%
Advantage Solutions, Inc.(1)	26	$166
Altice USA, Inc. - Class A(1)	2	23
AMC Entertainment Holdings, Inc. - Class A(1)	175	4,315
AMC Networks, Inc. - Class A(1)	71	2,878
Anterix, Inc.(1)	3	164
ATN International, Inc.	4	144
Audacy, Inc.(1)	39	114
Boston Omaha Corp. - Class A(1)	7	167
Cable One, Inc.(2)	0	98
Cars.com, Inc.(1)	21	303
Chicken Soup For The Soul Entertainment, Inc. - Class A(1)	2	17
Cinemark Holdings, Inc.(1)	7	116
Clear Channel Outdoor Holdings, Inc. - Class A(1)	114	394
comScore, Inc.(1)	26	75
Consolidated Communications Holdings, Inc.(1)	25	145
CuriosityStream, Inc.(1)	8	23
Daily Journal Corp.(1)(2)	0	121
Digital Media Solutions, Inc. - Class A(1)	1	4
Discovery, Inc. - Class A(1)	5	117
Discovery, Inc. - Class C(1)	9	214
DISH Network Corp. - Class A(1)	7	214
EchoStar Corp. - Class A(1)	13	309
Emerald Holding, Inc.(1)	9	29
Entravision Communications Corp. - Class A	278	1,779
Eros STX Global Corp.(1)	6	16
EW Scripps Co. - Class A(1)	20	406
Fluent, Inc.(1)	12	25
Fox Corp. - Class A	227	8,961
Fox Corp. - Class B	4	147
Gannett Co., Inc.(1)	49	221
Globalstar, Inc.(1)	28	41
Gogo, Inc.(1)	19	357
Gray Television, Inc.	29	637
Hemisphere Media Group, Inc. - Class A(1)	6	28
IAC/InterActiveCorp(1)	2	208
IDT Corp. - Class B(1)	1	31
iHeartMedia, Inc. - Class A(1)	21	395
IMAX Corp.(1)	354	6,694
Integral Ad Science Holding Corp.(1)	6	85
Interpublic Group of Companies, Inc.	11	383
Iridium Communications, Inc.(1)	10	398
John Wiley & Sons, Inc. - Class A	15	777
Liberty Broadband Corp. - Class A(1)	1	88
Liberty Broadband Corp. - Class C(1)	4	520
Liberty Latin America Ltd. - Class A(1)	12	120
Liberty Latin America Ltd. - Class C(1)	53	512
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	47
Liberty Media Corp.-Liberty Formula One - Class C(1)	132	9,190
Liberty Media Corp.-Liberty SiriusXM - Class A	2	112
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	4	201
Liberty TripAdvisor Holdings, Inc. - Class A(1)	7	14
Lions Gate Entertainment Corp. - Class A(1)	20	332
Lions Gate Entertainment Corp. - Class B(1)	39	592

Live Nation Entertainment, Inc.(1)	87	10,245
Loyalty Ventures, Inc.(1)	1	10
Lumen Technologies, Inc.	28	312
Madison Square Garden Entertainment Corp.(1)	9	746
Madison Square Garden Sports Corp. - Class A(1)(2)	0	59
Marcus Corp.(1)	8	137
MediaAlpha, Inc. - Class A(1)	1	11
National CineMedia, Inc.	14	36
New York Times Co. - Class A	5	209
News Corp. - Class A	10	231
News Corp. - Class B	3	78
Nexstar Media Group, Inc. - Class A	259	48,789
Omnicom Group, Inc.	6	484
Ooma, Inc.(1)	3	52
Outbrain, Inc.(1)	5	49
Paramount Global	112	4,216
Paramount Global(2)	0	13
Radius Global Infrastructure, Inc. - Class A(1)	24	347
Scholastic Corp.	9	381
Shenandoah Telecommunications Co.	11	263
Sinclair Broadcast Group, Inc. - Class A	13	369
Sirius XM Holdings, Inc.	24	156
Society Pass, Inc.(1)	2	7
Stagwell, Inc.(1)	18	134
Take-Two Interactive Software, Inc.(1)	3	388
TEGNA, Inc.	305	6,824
Telephone & Data Systems, Inc.	34	646
Thryv Holdings, Inc.(1)	1	15
Townsquare Media, Inc. - Class A(1)	26	328
TripAdvisor, Inc.(1)	1	31
TrueCar, Inc.(1)	31	121
Twitter, Inc.(1)	19	740
United States Cellular Corp.(1)	5	159
Vimeo, Inc.(1)(2)	0	3
WideOpenWest, Inc.(1)	6	110
World Wrestling Entertainment, Inc. - Class A(2)	0	12
Yelp, Inc. - Class A(1)	2	57
Zynga, Inc. - Class A(1)	14	133

Total Communication Services		120,368

Consumer Discretionary – 11.00%
1-800-Flowers.com, Inc. - Class A(1)	308	3,927
1stdibs.com, Inc.(1)	1	12
2U, Inc.(1)	4	56
Aaron’s Co., Inc.	35	710
Abercrombie & Fitch Co. - Class A(1)	17	556
Academy Sports & Outdoors, Inc.	27	1,051
Accel Entertainment, Inc. - Class A(1)	121	1,476
Acushnet Holdings Corp.	8	328
Adient Plc(1)	28	1,145
ADT, Inc.	5	35
Adtalem Global Education, Inc.(1)	17	497
Advance Auto Parts, Inc.	26	5,398
aka Brands Holding Corp.(1)	1	6
American Axle & Manufacturing Holdings, Inc.(1)	230	1,782
American Outdoor Brands, Inc.(1)	5	68
American Public Education, Inc.(1)	6	130
America’s Car-Mart, Inc.(1)(2)	0	25
Aptiv Plc(1)	6	723
Aramark	333	12,519
Asbury Automotive Group, Inc.(1)	67	10,680
AutoNation, Inc.(1)	1	111

AutoZone, Inc.(1)	16	32,214
Barnes & Noble Education, Inc.(1)	15	52
Bassett Furniture Industries, Inc.	3	51
Bath & Body Works, Inc.	3	129
Beazer Homes USA, Inc.(1)	9	144
Bed Bath & Beyond, Inc.(1)	29	658
Best Buy Co., Inc.	68	6,144
Big 5 Sporting Goods Corp.	7	126
Big Lots, Inc.	54	1,884
Biglari Holdings, Inc. - Class B(1)(2)	0	42
BJ’s Restaurants, Inc.(1)	1	17
Bluegreen Vacations Holding Corp. - Class A(1)	5	139
BorgWarner, Inc.	241	9,366
Boyd Gaming Corp.	14	893
Bright Horizons Family Solutions, Inc.(1)(2)	0	43
Brinker International, Inc.(1)	248	9,477
Brunswick Corp.	155	12,566
Buckle, Inc.	1	18
Burlington Stores, Inc.(1)(2)	0	21
Caesars Entertainment, Inc.(1)	2	162
Callaway Golf Co.(1)	201	4,704
Canoo, Inc.(1)	19	103
Capri Holdings Ltd.(1)	4	207
CarLotz, Inc.(1)	26	36
CarMax, Inc.(1)	4	397
Carnival Corp.(1)	110	2,221
Carriage Services, Inc. - Class A	4	222
Carrols Restaurant Group, Inc.	13	29
Carter’s, Inc.	1	107
Cato Corp. - Class A	6	94
Cavco Industries, Inc.(1)	1	216
Century Communities, Inc.	4	198
Chegg, Inc.(1)	1	32
Chico’s FAS, Inc.(1)	32	155
Chuy’s Holdings, Inc.(1)	4	97
Columbia Sportswear Co.	1	89
Conn’s, Inc.(1)	6	88
Container Store Group, Inc.(1)	10	81
Cooper-Standard Holdings, Inc.(1)	6	54
Coursera, Inc.(1)	25	569
Dana, Inc.	178	3,128
Darden Restaurants, Inc.	52	6,851
Dave & Buster’s Entertainment, Inc.(1)	55	2,709
Deckers Outdoor Corp.(1)	1	174
Denny’s Corp.(1)	5	76
Designer Brands, Inc. - Class A(1)	171	2,308
Dick’s Sporting Goods, Inc.	85	8,487
Dillard’s, Inc. - Class A	2	495
Dine Brands Global, Inc.	25	1,957
Dollar Tree, Inc.(1)	6	982
Domino’s Pizza, Inc.(2)	0	127
DoorDash, Inc. - Class A(1)(2)	0	58
DR Horton, Inc.	5	395
Drive Shack, Inc.(1)	17	26
eBay, Inc.	164	9,385
El Pollo Loco Holdings, Inc.(1)	7	80
Escalade, Inc.	2	25
Ethan Allen Interiors, Inc.	8	196
European Wax Center, Inc. - Class A(1)	3	76
Expedia Group, Inc.(1)	52	10,224
F45 Training Holdings, Inc.(1)	5	50

Fiesta Restaurant Group, Inc.(1)	7	49
First Watch Restaurant Group, Inc.(1)	1	14
Fisker, Inc.(1)	4	48
Flexsteel Industries, Inc.	2	47
Foot Locker, Inc.	90	2,681
Fossil Group, Inc.(1)	16	153
Franchise Group, Inc.	198	8,199
Frontdoor, Inc.(1)	1	25
Funko, Inc. - Class A(1)	235	4,054
GAN Ltd.(1)	13	64
Gap, Inc.	6	79
Garmin Ltd.	98	11,585
Genesco, Inc.(1)	5	308
Genius Brands International, Inc.(1)	96	98
Gentex Corp.	234	6,833
Genuine Parts Co.	4	477
G-III Apparel Group Ltd.(1)	15	404
Goodyear Tire & Rubber Co.(1)	239	3,418
Graham Holdings Co. - Class B	1	792
Grand Canyon Education, Inc.(1)	234	22,698
Green Brick Partners, Inc.(1)	7	144
Group 1 Automotive, Inc.	40	6,656
Groupon, Inc. - Class A(1)	1	15
Guess?, Inc.	12	252
H&R Block, Inc.	130	3,397
Hall of Fame Resort & Entertainment Co.(1)	21	23
Hamilton Beach Brands Holding Co. - Class A	2	18
Hanesbrands, Inc.	931	13,859
Harley-Davidson, Inc.	533	20,992
Hasbro, Inc.	166	13,635
Haverty Furniture Companies, Inc.	3	76
Hibbett, Inc.	32	1,408
Hilton Worldwide Holdings, Inc.(1)	3	379
Hooker Furnishings Corp.	4	75
Houghton Mifflin Harcourt Co.(1)	3	58
Hovnanian Enterprises, Inc. - Class A(1)	2	100
Hyatt Hotels Corp. - Class A(1)	1	127
Installed Building Products, Inc.	88	7,405
International Game Technology Plc	782	19,291
iRobot Corp.(1)	1	43
Jack in the Box, Inc.	103	9,645
Johnson Outdoors, Inc. - Class A	1	48
KB Home	22	717
Kohl’s Corp.	75	4,508
Krispy Kreme, Inc.	8	121
Lands’ End, Inc.(1)	5	81
Landsea Homes Corp.(1)	3	27
Las Vegas Sands Corp.(1)	169	6,555
Laureate Education, Inc. - Class A	35	410
La-Z-Boy, Inc.	439	11,585
Lazydays Holdings, Inc.(1)	3	57
Lear Corp.	66	9,386
Legacy Housing Corp.(1)	3	65
Leggett & Platt, Inc.	4	126
Lennar Corp. - Class A	7	569
Lennar Corp. - Class B(2)	0	33
Leslie’s, Inc.(1)	1,018	19,715
Life Time Group Holdings, Inc.(1)	6	81
Lifetime Brands, Inc.	5	59
Lithia Motors, Inc. - Class A	1	219
LKQ Corp.	457	20,751

LL Flooring Holdings, Inc.(1)	10	137
Lordstown Motors Corp. - Class A(1)	48	165
Lulu’s Fashion Lounge Holdings, Inc.(1)	1	5
M/I Homes, Inc.(1)	10	432
Macy’s, Inc.	102	2,494
Malibu Boats, Inc. - Class A(1)	34	1,953
MarineMax, Inc.(1)	54	2,165
Marriott International, Inc. - Class A(1)	50	8,818
Marriott Vacations Worldwide Corp.	1	179
MDC Holdings, Inc.	115	4,366
Meritage Homes Corp.(1)	12	936
MGM Resorts International	10	436
Mister Car Wash, Inc.(1)(2)	0	5
Modine Manufacturing Co.(1)	16	140
Mohawk Industries, Inc.(1)	79	9,804
Monarch Casino & Resort, Inc.(1)	1	66
Monro, Inc.	4	194
Motorcar Parts of America, Inc.(1)	6	113
Movado Group, Inc.	5	205
Nathan’s Famous, Inc.(2)	0	12
Nautilus, Inc.(1)	8	34
Newell Brands, Inc.	348	7,451
Nordstrom, Inc.	76	2,047
Norwegian Cruise Line Holdings Ltd.(1)	88	1,932
NVR, Inc.(1)	3	15,108
ODP Corp.(1)	84	3,852
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	71
OneSpaWorld Holdings Ltd.(1)	9	91
OneWater Marine, Inc. - Class A	45	1,562
O’Reilly Automotive, Inc.(1)	1	869
Oxford Industries, Inc.	151	13,675
Penn National Gaming, Inc.(1)	23	964
Penske Automotive Group, Inc.	89	8,295
Perdoceo Education Corp.(1)	23	269
Petco Health & Wellness Co., Inc. - Class A(1)	1	28
PetMed Express, Inc.	1	25
Planet Fitness, Inc. - Class A(1)	1	59
Polaris, Inc.	180	18,978
Portillo’s, Inc. - Class A(1)	2	49
PowerSchool Holdings, Inc. - Class A(1)	11	188
PulteGroup, Inc.	116	4,840
PVH Corp.	89	6,789
QuantumScape Corp. - Class A(1)	2	38
Qurate Retail, Inc.	10	48
Ralph Lauren Corp. - Class A	1	139
Red Robin Gourmet Burgers, Inc.(1)	55	923
Red Rock Resorts, Inc. - Class A	575	27,920
Regis Corp.(1)	1	3
Rent the Runway, Inc. - Class A(1)	2	16
Rent-A-Center, Inc.	2	41
Revolve Group, Inc. - Class A(1)	5	251
Rocky Brands, Inc.	2	91
Ross Stores, Inc.	122	11,011
Royal Caribbean Cruises Ltd.(1)	31	2,637
SeaWorld Entertainment, Inc.(1)	8	573
Service Corp. International	4	291
Shift Technologies, Inc.(1)	15	33
Shoe Carnival, Inc.(2)	0	12
Signet Jewelers Ltd.	4	287
Six Flags Entertainment Corp.(1)	1	58
Skechers USA, Inc. - Class A(1)	659	26,854

Skyline Champion Corp.(1)	229	12,571
Sleep Number Corp.(1)	49	2,491
Snap One Holdings Corp.(1)	3	45
Solo Brands, Inc. - Class A(1)	60	514
Sonic Automotive, Inc. - Class A	7	312
Standard Motor Products, Inc.	7	305
StoneMor, Inc.(1)	10	27
Stoneridge, Inc.(1)	140	2,915
Strategic Education, Inc.	8	544
Stride, Inc.(1)	13	477
Sturm Ruger & Co., Inc.	25	1,755
Superior Group of Companies, Inc.	3	60
Sweetgreen, Inc. - Class A(1)	1	39
Tapestry, Inc.	112	4,146
Target Hospitality Corp.(1)	3	18
Taylor Morrison Home Corp. - Class A(1)	36	973
Tempur Sealy International, Inc.	325	9,067
Tenneco, Inc. - Class A(1)	2	38
Terminix Global Holdings, Inc.(1)	3	152
Thor Industries, Inc.	66	5,184
Tilly’s, Inc. - Class A	7	66
Toll Brothers, Inc.	244	11,475
TopBuild Corp.(1)(2)	0	30
Torrid Holdings, Inc.(1)	5	29
Traeger, Inc.(1)	7	56
Travel + Leisure Co.	194	11,230
TravelCenters of America, Inc.(1)	4	187
TRI Pointe Homes, Inc.(1)	35	702
Tupperware Brands Corp.(1)	17	321
Udemy, Inc.(1)	4	52
Ulta Beauty, Inc.(1)	13	5,071
Under Armour, Inc. - Class A(1)	5	84
Under Armour, Inc. - Class C(1)	6	91
Unifi, Inc.(1)	5	90
Universal Electronics, Inc.(1)	5	142
Urban Outfitters, Inc.(1)	405	10,180
Vail Resorts, Inc.	36	9,332
Vera Bradley, Inc.(1)	8	59
VF Corp.	146	8,302
Victoria’s Secret & Co.(1)	1	45
Vista Outdoor, Inc.(1)	19	684
Visteon Corp.(1)	74	8,081
Vivint Smart Home, Inc.(1)	23	157
VOXX International Corp. - Class A(1)	4	43
Vroom, Inc.(1)	3	7
Wayfair, Inc. - Class A(1)	1	105
Weber, Inc. - Class A	5	49
Whirlpool Corp.	132	22,832
Williams-Sonoma, Inc.	29	4,219
Winmark Corp.	1	164
Wolverine World Wide, Inc.	390	8,792
Workhorse Group, Inc.(1)	45	225
WW International, Inc.(1)	12	121
Wyndham Hotels & Resorts, Inc.	135	11,437
XL Fleet Corp.(1)	36	71
Xometry, Inc. - Class A(1)	2	71
Xponential Fitness, Inc. - Class A(1)	2	42
Yum China Holdings, Inc.	11	452
Yum! Brands, Inc.	7	862
Zumiez, Inc.(1)	271	10,338

Total Consumer Discretionary		766,582

Consumer Staples – 3.35%
Albertsons Companies, Inc. - Class A	5	151
Andersons, Inc.	6	320
Archer-Daniels-Midland Co.	199	17,972
B&G Foods, Inc.	22	589
Beauty Health Co.(1)	3	46
BellRing Brands, Inc.(1)	298	6,885
Beyond Meat, Inc.(1)(2)	0	10
BJ’s Wholesale Club Holdings, Inc.(1)	12	795
Brown-Forman Corp. - Class A	1	41
Brown-Forman Corp. - Class B	3	170
Bunge Ltd.	4	421
Cal-Maine Foods, Inc.	14	764
Campbell Soup Co.	5	237
Casey’s General Stores, Inc.	1	198
Central Garden & Pet Co. - Class A(1)	2	82
Central Garden & Pet Co. - Class A(1)	247	10,082
Chefs’ Warehouse, Inc.(1)	10	319
Church & Dwight Co., Inc.	6	627
Clorox Co.	1	92
Coca-Cola Europacific Partners Plc	195	9,498
Conagra Brands, Inc.	216	7,263
Coty, Inc. - Class A(1)	10	89
Darling Ingredients, Inc.(1)	4	340
Duckhorn Portfolio, Inc.(1)	4	79
Edgewell Personal Care Co.	104	3,810
Energizer Holdings, Inc.	140	4,318
Flowers Foods, Inc.	98	2,523
Fresh Del Monte Produce, Inc.	11	292
Grocery Outlet Holding Corp.(1)	2	79
Hain Celestial Group, Inc.(1)	2	81
Herbalife Nutrition Ltd.(1)	2	71
Hershey Co.	1	123
HF Foods Group, Inc.(1)	14	90
Honest Co., Inc.(1)	9	48
Hormel Foods Corp.	8	403
Hostess Brands, Inc. - Class A(1)	448	9,822
Ingles Markets, Inc. - Class A	5	424
Ingredion, Inc.	60	5,196
J.M. Smucker Co.	36	4,890
John B Sanfilippo & Son, Inc.	1	80
Kellogg Co.	4	253
Keurig Dr Pepper, Inc.	223	8,450
Kroger Co.	298	17,081
Laird Superfood, Inc.(1)	1	2
Lamb Weston Holdings, Inc.	3	169
Lancaster Colony Corp.	110	16,442
Landec Corp.(1)	9	100
Limoneira Co.	4	58
McCormick & Co., Inc.	7	684
MGP Ingredients, Inc.	1	72
Mission Produce, Inc.(1)	11	135
Molson Coors Beverage Co. - Class B	163	8,683
Monster Beverage Corp.(1)	62	4,924
Natural Grocers by Vitamin Cottage, Inc.	3	56
Nature’s Sunshine Products, Inc.(1)	4	71
NewAge, Inc.(1)	20	12
Nomad Foods Ltd.(1)	501	11,309
Nu Skin Enterprises, Inc. - Class A	9	451
Oil-Dri Corp. of America	2	56
Olaplex Holdings, Inc.(1)	2	27

Performance Food Group Co.(1)	120	6,118
Pilgrim’s Pride Corp.(1)	11	277
Post Holdings, Inc.(1)	227	15,699
PriceSmart, Inc.	8	611
Primo Water Corp.	54	773
Revlon, Inc. - Class A(1)	1	6
Reynolds Consumer Products, Inc.	1	44
Rite Aid Corp.(1)	19	168
Sanderson Farms, Inc.	1	179
Seaboard Corp.(2)	0	29
Seneca Foods Corp. - Class A(1)	2	97
Simply Good Foods Co.(1)	351	13,338
Sovos Brands, Inc.(1)	5	77
SpartanNash Co.	12	399
Spectrum Brands Holdings, Inc.	62	5,480
Sprouts Farmers Market, Inc.(1)	21	674
Thorne HealthTech, Inc.(1)	1	5
Tootsie Roll Industries, Inc.	5	185
TreeHouse Foods, Inc.(1)	18	569
Tyson Foods, Inc. - Class A	117	10,476
United Natural Foods, Inc.(1)	47	1,933
Universal Corp.	52	3,046
US Foods Holding Corp.(1)	368	13,850
Vector Group Ltd.	42	500
Veru, Inc.(1)	7	32
Village Super Market, Inc. - Class A	3	74
Vita Coco Co., Inc.(1)	1	11
Weis Markets, Inc.	6	406
Whole Earth Brands, Inc.(1)	12	83
Zevia PBC - Class A(1)	1	3

Total Consumer Staples		233,497

Energy – 6.91%
Aemetis, Inc.(1)	10	123
Alto Ingredients, Inc.(1)	25	168
Antero Midstream Corp.	9	102
Antero Resources Corp.(1)	85	2,608
APA Corp.	118	4,877
Arch Resources, Inc.	4	572
Archrock, Inc.	45	418
Baker Hughes Co. - Class A	20	736
Berry Corp.	22	230
Brigham Minerals, Inc. - Class A	15	379
Bristow Group, Inc.(1)	8	295
California Resources Corp.	28	1,232
Callon Petroleum Co.(1)	2	125
Centennial Resource Development, Inc. - Class A(1)	54	437
Centrus Energy Corp. - Class A(1)	3	113
ChampionX Corp.(1)	672	16,443
Chesapeake Energy Corp.	34	2,920
Civitas Resources, Inc.	12	746
Clean Energy Fuels Corp.(1)	53	421
CNX Resources Corp.(1)	560	11,596
Comstock Resources, Inc.(1)	30	398
ConocoPhillips	154	15,433
CONSOL Energy, Inc.(1)	12	435
Continental Resources, Inc.	2	95
Coterra Energy, Inc.	546	14,714
CVR Energy, Inc.	10	256
Delek US Holdings, Inc.	22	472
Devon Energy Corp.	320	18,896
DHT Holdings, Inc.	47	271

Diamondback Energy, Inc.	267	36,580
Dorian LPG Ltd.	9	130
Dril-Quip, Inc.(1)	12	440
DT Midstream, Inc.	3	140
Earthstone Energy, Inc. - Class A(1)	38	486
Energy Fuels, Inc.(1)	7	65
Enviva, Inc.	20	1,551
EOG Resources, Inc.	78	9,312
EQT Corp.	8	288
Equitrans Midstream Corp.	139	1,172
Expro Group Holdings NV(1)	452	8,038
Falcon Minerals Corp.	2	14
Frontline Ltd.(1)	42	369
Gevo, Inc.(1)	68	318
Golar LNG Ltd.(1)	34	851
Green Plains, Inc.(1)	13	413
Halliburton Co.	441	16,716
Helix Energy Solutions Group, Inc.(1)	47	225
Helmerich & Payne, Inc.	158	6,760
Hess Corp.	7	759
HF Sinclair Corp.(1)	385	15,325
HighPeak Energy, Inc.	2	44
International Seaways, Inc.	15	276
Kinder Morgan, Inc.	248	4,693
Kinetik Holdings, Inc. - Class A	1	62
Laredo Petroleum, Inc.(1)	3	243
Liberty Oilfield Services, Inc. - Class A(1)	20	302
Magnolia Oil & Gas Corp. - Class A	1,198	28,324
Marathon Oil Corp.	375	9,417
Marathon Petroleum Corp.	275	23,479
Matador Resources Co.	561	29,737
Murphy Oil Corp.	50	2,013
Nabors Industries Ltd.(1)	2	369
National Energy Services Reunited Corp.(1)	12	103
NCS Multistage Holdings, Inc.(1)	2	99
Newpark Resources, Inc.(1)	29	106
NexTier Oilfield Solutions, Inc.(1)	52	483
Nordic American Tankers Ltd.	56	120
Northern Oil & Gas, Inc.	21	581
NOV, Inc.	11	211
Oasis Petroleum, Inc.	1	152
Occidental Petroleum Corp.	20	1,146
Oceaneering International, Inc.(1)	34	519
Oil States International, Inc.(1)	21	144
ONEOK, Inc.	12	859
Ovintiv, Inc.	84	4,544
Par Pacific Holdings, Inc.(1)	2	23
Patterson-UTI Energy, Inc.	63	982
PBF Energy, Inc. - Class A(1)	33	792
PDC Energy, Inc.	33	2,407
Peabody Energy Corp.(1)	30	740
Phillips 66	70	6,046
Pioneer Natural Resources Co.	242	60,385
Plains GP Holdings LP - Class A(1)	692	7,991
ProPetro Holding Corp.(1)	30	412
Range Resources Corp.(1)	81	2,466
Ranger Oil Corp. - Class A(1)	7	244
Renewable Energy Group, Inc.(1)	15	921
REX American Resources Corp.(1)	2	190
Riley Exploration Permian, Inc.	3	81
RPC, Inc.(1)	24	253

Schlumberger Ltd.	556	22,964
Scorpio Tankers, Inc.	17	353
Select Energy Services, Inc. - Class A(1)	22	191
SFL Corp. Ltd.	42	424
SM Energy Co.	41	1,587
Solaris Oilfield Infrastructure, Inc. - Class A	7	79
Southwestern Energy Co.(1)	3,793	27,199
Talos Energy, Inc.(1)	11	168
Targa Resources Corp.	6	468
Teekay Corp.(1)	26	81
Teekay Tankers Ltd. - Class A(1)	8	112
TETRA Technologies, Inc.(1)	9	38
Tidewater, Inc.(1)	14	301
Ur-Energy, Inc.(1)	7	11
US Silica Holdings, Inc.(1)	25	461
Valero Energy Corp.	222	22,590
Viper Energy Partners LP	404	11,960
W&T Offshore, Inc.(1)	33	126
Whiting Petroleum Corp.	13	1,090
Williams Companies, Inc.	33	1,115
World Fuel Services Corp.	87	2,351

Total Energy		481,091

Financials – 20.15%
1st Source Corp.	6	256
AFC Gamma, Inc.	5	93
Affiliated Managers Group, Inc.	1	155
Aflac, Inc.	107	6,885
AGNC Investment Corp.	14	190
Alerus Financial Corp.	5	146
Alleghany Corp.(1)	38	31,894
Allegiance Bancshares, Inc.	6	282
Allstate Corp.	247	34,251
Ally Financial, Inc.	191	8,284
Amalgamated Financial Corp.	5	81
A-Mark Precious Metals, Inc.	17	1,318
Ambac Financial Group, Inc.(1)	15	161
Amerant Bancorp, Inc. - Class A	9	278
American Equity Investment Life Holding Co.	28	1,124
American Financial Group, Inc.	47	6,886
American International Group, Inc.	646	40,559
American National Bankshares, Inc.	4	136
American National Group, Inc.	3	478
Ameriprise Financial, Inc.	158	47,481
Ameris Bancorp	76	3,334
AMERISAFE, Inc.	6	321
Angel Oak Mortgage, Inc.	3	45
Annaly Capital Management, Inc.	327	2,302
Aon Plc - Class A	39	12,776
Apollo Commercial Real Estate Finance, Inc.	48	664
Apollo Global Management, Inc.	197	12,210
Arbor Realty Trust, Inc.	49	832
Arch Capital Group Ltd.(1)	8	373
Ares Commercial Real Estate Corp.	15	232
Ares Management Corp. - Class A	117	9,474
Argo Group International Holdings Ltd.	11	450
ARMOUR Residential REIT, Inc.	31	259
Arrow Financial Corp.	5	159
Arthur J. Gallagher & Co.	112	19,628
Assetmark Financial Holdings, Inc.(1)	6	132
Associated Banc-Corp.	356	8,110
Associated Capital Group, Inc. - Class A(2)	0	20

Assurant, Inc.	2	285
Assured Guaranty Ltd.	2	119
Atlantic Union Bankshares Corp.	26	939
Axis Capital Holdings Ltd.	144	8,692
Axos Financial, Inc.(1)	17	809
B. Riley Financial, Inc.	7	479
Banc of California, Inc.	19	360
BancFirst Corp.	6	484
Banco Latinoamericano de Comercio Exterior SA - Class E	10	161
Bancorp, Inc.(1)	18	503
Bank First Corp.	2	154
Bank of Hawaii Corp.	129	10,823
Bank of Marin Bancorp	5	190
Bank of NT Butterfield & Son Ltd.	259	9,300
Bank OZK	276	11,774
BankUnited, Inc.	341	14,987
Banner Corp.	12	688
Bar Harbor Bankshares	5	148
Berkshire Hills Bancorp, Inc.	16	472
BGC Partners, Inc. - Class A	107	470
Blackstone Mortgage Trust, Inc. - Class A	53	1,700
Blucora, Inc.(1)	11	209
Blue Foundry Bancorp(1)	9	121
Blue Ridge Bankshares, Inc.	6	89
BOK Financial Corp.	84	7,900
Bridgewater Bancshares, Inc.(1)	5	88
Bright Health Group, Inc.(1)	21	40
Brighthouse Financial, Inc.(1)	149	7,696
Brightsphere Investment Group, Inc.	437	10,586
BrightSpire Capital, Inc. - Class A	28	261
Broadmark Realty Capital, Inc.	43	376
Brookline Bancorp, Inc.	566	8,946
Brown & Brown, Inc.	6	440
Business First Bancshares, Inc.	7	164
Byline Bancorp, Inc.	9	236
Cadence Bank	734	21,490
Cambridge Bancorp	2	204
Camden National Corp.	5	229
Cannae Holdings, Inc.(1)	29	688
Capital Bancorp, Inc.	3	67
Capital City Bank Group, Inc.	5	125
Capital One Financial Corp.	39	5,077
Capitol Federal Financial, Inc.	44	475
Capstar Financial Holdings, Inc.	7	148
Carlyle Group, Inc.	4	213
Carter Bankshares, Inc.(1)	9	149
Cathay General Bancorp	398	17,803
CBOE Global Markets, Inc.	3	331
CBTX, Inc.	6	199
Central Pacific Financial Corp.	8	237
Chicago Atlantic Real Estate Finance, Inc.	2	33
Chimera Investment Corp.	228	2,751
Cincinnati Financial Corp.	4	560
Citizens & Northern Corp.	5	131
Citizens Financial Group, Inc.	269	12,172
Citizens, Inc. - Class A(1)	19	80
City Holding Co.	5	397
Civista Bancshares, Inc.	5	128
CNA Financial Corp.	106	5,146
CNB Financial Corp.	6	149
CNO Financial Group, Inc.	416	10,433

Coastal Financial Corp.(1)	1	49
Columbia Banking System, Inc.	27	856
Columbia Financial, Inc.(1)	9	187
Comerica, Inc.	4	322
Commerce Bancshares, Inc.	3	219
Community Bank System, Inc.	18	1,272
Community Trust Bancorp, Inc.	5	211
Compass Diversified Holdings	159	3,772
ConnectOne Bancorp, Inc.	42	1,335
Cowen, Inc. - Class A	9	251
Crawford & Co. - Class A	6	46
Credit Acceptance Corp.(1)(2)	0	113
CrossFirst Bankshares, Inc.(1)	8	123
Cullen/Frost Bankers, Inc.	2	218
Customers Bancorp, Inc.(1)	9	495
CVB Financial Corp.	893	20,718
Diamond Hill Investment Group, Inc.	1	201
Dime Community Bancshares, Inc.	11	394
Discover Financial Services	261	28,789
Donegal Group, Inc. - Class A	5	67
Donnelley Financial Solutions, Inc.(1)	67	2,226
Dynex Capital, Inc.	12	188
Eagle Bancorp, Inc.	11	618
East West Bancorp, Inc.	375	29,642
Eastern Bankshares, Inc.	46	990
eHealth, Inc.(1)	5	64
Element Fleet Management Corp.	890	8,616
Ellington Financial, Inc.	18	322
Employers Holdings, Inc.	9	384
Enact Holdings, Inc.	36	794
Encore Capital Group, Inc.(1)	130	8,171
Enova International, Inc.(1)	12	474
Enstar Group Ltd.(1)	23	6,083
Enterprise Bancorp, Inc.	3	121
Enterprise Financial Services Corp.	12	551
Equitable Holdings, Inc.	10	299
Equity Bancshares, Inc. - Class A	5	152
Erie Indemnity Co. - Class A(2)	0	37
Essent Group Ltd.	105	4,329
Evercore, Inc. - Class A	1	113
Everest Re Group Ltd.	98	29,516
EZCORP, Inc. - Class A(1)	17	103
FactSet Research Systems, Inc.(2)	0	64
Farmers National Banc Corp.	10	169
FB Financial Corp.	10	459
Federal Agricultural Mortgage Corp. - Class C	3	340
Federated Hermes, Inc. - Class B	32	1,075
Ferroglobe Representation & Warranty Insurance Trust(1)(3)(5)	11	-
Fidelity D&D Bancorp, Inc.	1	61
Fidelity National Financial, Inc.	8	369
Fifth Third Bancorp	995	42,837
Finance Of America Companies, Inc. - Class A(1)	7	22
Financial Institutions, Inc.	5	166
First American Financial Corp.	103	6,692
First Bancorp	12	486
First Bancorp	279	3,664
First Bancorp, Inc.	4	113
First Bancshares, Inc.	7	234
First Bank/Hamilton NJ	6	81
First Busey Corp.	17	436
First Citizens BancShares, Inc. - Class A(2)	0	220

First Commonwealth Financial Corp.	32	479
First Community Bankshares, Inc.	6	168
First Financial Bancorp	32	731
First Financial Bankshares, Inc.	3	138
First Financial Corp.	4	159
First Foundation, Inc.	17	416
First Hawaiian, Inc.	393	10,958
First Horizon Corp.	15	344
First Internet Bancorp	3	137
First Interstate BancSystem, Inc. - Class A	274	10,067
First Merchants Corp.	20	815
First Mid Bancshares, Inc.	16	602
First of Long Island Corp.	7	136
First Republic Bank	103	16,647
FirstCash Holdings, Inc.	13	880
Five Star Bancorp	2	68
Flagstar Bancorp, Inc.	18	762
Flushing Financial Corp.	10	216
FNB Corp.	272	3,387
Franklin BSP Realty Trust, Inc.	13	177
Franklin Resources, Inc.	8	223
FS Bancorp, Inc.	2	70
FS KKR Capital Corp.	122	2,787
Fulton Financial Corp.	54	894
GAMCO Investors, Inc. - Class A(2)	0	5
GCM Grosvenor, Inc. - Class A	2	16
Genworth Financial, Inc. - Class A(1)	173	653
German American Bancorp, Inc.	9	333
Glacier Bancorp, Inc.	425	21,374
Globe Life, Inc.	92	9,234
GoHealth, Inc. - Class A(1)(2)	0	0
Goosehead Insurance, Inc. - Class A	5	408
Granite Point Mortgage Trust, Inc.	19	206
Great Ajax Corp.	7	82
Great Southern Bancorp, Inc.	4	209
Green Dot Corp. - Class A(1)	16	450
Greenlight Capital Re Ltd. - Class A(1)	10	70
Guaranty Bancshares, Inc.	3	95
Hancock Whitney Corp.	29	1,533
Hanmi Financial Corp.	302	7,423
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25	1,162
Hanover Insurance Group, Inc.	66	9,829
HarborOne Bancorp, Inc.	16	218
Hartford Financial Services Group, Inc.	307	22,025
HBT Financial, Inc.	4	68
HCI Group, Inc.	2	127
Heartland Financial USA, Inc.	14	651
Heritage Commerce Corp.	19	217
Heritage Financial Corp.	12	291
Heritage Insurance Holdings, Inc.	8	58
Hilltop Holdings, Inc.	21	622
Hingham Institution for Savings(2)	0	165
Home Bancorp, Inc.	3	105
Home Bancshares, Inc.	157	3,542
Home Point Capital, Inc.	3	8
HomeStreet, Inc.	7	325
HomeTrust Bancshares, Inc.	5	146
Hope Bancorp, Inc.	39	630
Horace Mann Educators Corp.	245	10,258
Horizon Bancorp, Inc.	14	269
Houlihan Lokey, Inc. - Class A	2	199

Huntington Bancshares, Inc.	1,933	28,266
Independent Bank Corp.	7	156
Independent Bank Corp.	282	23,060
Independent Bank Group, Inc.	39	2,786
Interactive Brokers Group, Inc. - Class A	2	145
International Bancshares Corp.	18	770
Invesco Ltd.	9	212
Invesco Mortgage Capital, Inc.	103	235
Investors Bancorp, Inc.	50	740
Investors Title Co.(2)	0	83
James River Group Holdings Ltd.	26	650
Janus Henderson Group Plc	5	161
Jefferies Financial Group, Inc.	6	194
Kearny Financial Corp.	15	195
Kemper Corp.	2	92
KeyCorp	1,502	33,626
KKR & Co., Inc. - Class Miscella	15	891
KKR Real Estate Finance Trust, Inc.	12	239
Ladder Capital Corp. - Class A	39	458
Lakeland Bancorp, Inc.	21	348
Lakeland Financial Corp.	142	10,399
Lazard Ltd. - Class A	110	3,801
Lemonade, Inc.(1)	1	26
LendingClub Corp.(1)	34	532
Lincoln National Corp.	84	5,464
Loews Corp.	160	10,366
Luther Burbank Corp.	5	71
M&T Bank Corp.	4	598
Macatawa Bank Corp.	10	89
Maiden Holdings Ltd.(1)	22	54
Markel Corp.(1)(2)	0	453
MBIA, Inc.(1)	17	259
Mercantile Bank Corp.	5	193
Merchants Bancorp	5	141
Mercury General Corp.	1	40
Meta Financial Group, Inc.	7	392
Metrocity Bankshares, Inc.	5	110
MetroMile, Inc.(1)	41	54
Metropolitan Bank Holding Corp.(1)	3	326
MFA Financial, Inc.	151	608
MGIC Investment Corp.	218	2,960
Mid Penn Bancorp, Inc.	5	133
Midland States Bancorp, Inc.	7	205
MidWestOne Financial Group, Inc.	5	164
Moelis & Co. - Class A	9	445
Morningstar, Inc.(2)	0	14
Mr Cooper Group, Inc.(1)	231	10,566
MSCI, Inc. - Class A	1	314
MVB Financial Corp.	4	145
Nasdaq, Inc.	77	13,701
National Bank Holdings Corp. - Class A	10	403
National Western Life Group, Inc. - Class A	1	194
Navient Corp.	275	4,688
NBT Bancorp, Inc.	14	504
Nelnet, Inc. - Class A	6	490
New Residential Investment Corp.	1,588	17,433
New York Community Bancorp, Inc.	13	135
New York Mortgage Trust, Inc.	129	471
NI Holdings, Inc.(1)	3	55
Nicolet Bankshares, Inc.(1)	4	390
NMI Holdings, Inc. - Class A(1)	27	547

Northern Trust Corp.	6	656
Northfield Bancorp, Inc.	14	205
Northrim BanCorp, Inc.	2	85
Northwest Bancshares, Inc.	41	555
OceanFirst Financial Corp.	20	399
Ocwen Financial Corp.(1)	3	67
OFG Bancorp	17	451
Old National Bancorp	294	4,820
Old Republic International Corp.	141	3,638
Old Second Bancorp, Inc.	9	133
OneMain Holdings, Inc. - Class A	3	145
Oportun Financial Corp.(1)	7	101
Oppenheimer Holdings, Inc. - Class A	3	129
Orchid Island Capital, Inc. - Class A	46	148
Origin Bancorp, Inc.	27	1,152
Orrstown Financial Services, Inc.	3	80
Pacific Premier Bancorp, Inc.	97	3,429
PacWest Bancorp	136	5,847
Park National Corp.	5	640
Patria Investments Ltd. - Class A	32	573
PCSB Financial Corp.	4	74
Peapack Gladstone Financial Corp.	6	216
PennantPark Investment Corp.	164	1,272
PennyMac Financial Services, Inc.	10	543
PennyMac Mortgage Investment Trust	27	453
Peoples Bancorp, Inc.	9	281
Peoples Financial Services Corp.	2	124
People’s United Financial, Inc.	12	233
Pinnacle Financial Partners, Inc.	2	188
Pioneer Bancorp, Inc.(1)	4	40
Piper Sandler Companies	6	777
PJT Partners, Inc. - Class A	1	82
Popular, Inc.	43	3,489
PRA Group, Inc.(1)	15	661
Preferred Bank	4	270
Premier Financial Corp.	35	1,071
Primerica, Inc.	1	145
Primis Financial Corp.	9	124
Principal Financial Group, Inc.	80	5,866
ProAssurance Corp.	71	1,912
PROG Holdings, Inc.(1)	182	5,241
Prospect Capital Corp.	296	2,448
Prosperity Bancshares, Inc.	179	12,420
Provident Bancorp, Inc.	5	75
Provident Financial Services, Inc.	65	1,512
Prudential Financial, Inc.	53	6,283
QCR Holdings, Inc.	15	836
Radian Group, Inc.	61	1,357
Raymond James Financial, Inc.	94	10,363
RBB Bancorp	5	110
Ready Capital Corp.	23	352
Red River Bancshares, Inc.	2	81
Redwood Trust, Inc.	39	412
Regional Management Corp.	2	80
Regions Financial Corp.	407	9,058
Reinsurance Group of America, Inc. - Class A	116	12,654
RenaissanceRe Holdings Ltd.	36	5,660
Renasant Corp.	19	619
Republic Bancorp, Inc. - Class A	3	149
Republic First Bancorp, Inc.(1)	14	72
RLI Corp.	1	113

S&T Bancorp, Inc.	13	384
Safety Insurance Group, Inc.	5	450
Sandy Spring Bancorp, Inc.	150	6,718
Sculptor Capital Management, Inc. - Class A	7	103
Seacoast Banking Corp. of Florida	19	649
SEI Investments Co.	3	175
Selective Insurance Group, Inc.	327	29,257
ServisFirst Bancshares, Inc.	3	266
Sierra Bancorp	5	116
Signature Bank	2	495
Simmons First National Corp. - Class A	38	991
SiriusPoint Ltd.(1)	31	230
SLM Corp.	1,218	22,358
SmartFinancial, Inc.	5	125
South Plains Financial, Inc.	4	96
South State Corp.	275	22,434
Southern First Bancshares, Inc.(1)	2	85
Southern Missouri Bancorp, Inc.	2	124
Southside Bancshares, Inc.	11	432
Spirit of Texas Bancshares, Inc.	4	111
Starwood Property Trust, Inc.	8	192
State Street Corp.	208	18,143
Stewart Information Services Corp.	9	556
Stifel Financial Corp.	208	14,151
Stock Yards Bancorp, Inc.	7	358
StoneX Group, Inc.(1)	5	393
Summit Financial Group, Inc.	4	93
SVB Financial Group(1)	36	20,415
Synchrony Financial	291	10,143
Synovus Financial Corp.	4	180
T Rowe Price Group, Inc.	4	632
Texas Capital Bancshares, Inc.(1)	108	6,178
TFS Financial Corp.	1	24
Third Coast Bancshares, Inc.(1)	1	33
Tiptree, Inc.	8	101
Tompkins Financial Corp.	5	379
Towne Bank	53	1,582
TPG RE Finance Trust, Inc.	21	248
Tradeweb Markets, Inc. - Class A	3	253
Travelers Companies, Inc.	41	7,459
Trean Insurance Group, Inc.(1)	7	31
TriCo Bancshares	9	377
TriState Capital Holdings, Inc.(1)	10	330
Triumph Bancorp, Inc.(1)	1	54
Truist Financial Corp.	344	19,488
TrustCo Bank Corp. NY	6	207
Trustmark Corp.	21	634
Two Harbors Investment Corp.	1,916	10,595
UMB Financial Corp.	163	15,847
Umpqua Holdings Corp.	750	14,147
United Bankshares, Inc.	432	15,053
United Community Banks, Inc.	36	1,236
United Fire Group, Inc.	7	214
United Insurance Holdings Corp.	8	25
Universal Insurance Holdings, Inc.	99	1,329
Univest Financial Corp.	10	260
Unum Group	103	3,251
UWM Holdings Corp.	2	8
Valley National Bancorp	441	5,746
Value Line, Inc.(2)	0	6
Velocity Financial, Inc.(1)	3	33

Veritex Holdings, Inc.	68	2,607
Virtu Financial, Inc. - Class A	2	91
Voya Financial, Inc.	56	3,712
Walker & Dunlop, Inc.	9	1,154
Washington Federal, Inc.	22	720
Washington Trust Bancorp, Inc.	6	319
Waterstone Financial, Inc.	6	120
Webster Financial Corp.	336	18,871
WesBanco, Inc.	20	701
West BanCorp, Inc.	5	129
Westamerica Bancorporation	9	532
Western Alliance Bancorp	1	109
White Mountains Insurance Group Ltd.(2)	0	90
Willis Towers Watson Plc	46	10,807
Wintrust Financial Corp.	70	6,494
WisdomTree Investments, Inc.	12	72
World Acceptance Corp.(1)	1	271
WR Berkley Corp.	6	376
WSFS Financial Corp.	22	1,019
Zions Bancorp N.A.	299	19,595

Total Financials		1,403,530

Healthcare – 9.04%
2seventy bio, Inc.(1)	8	134
4D Molecular Therapeutics, Inc.(1)	9	131
89bio, Inc.(1)	4	14
Absci Corp.(1)	8	69
Acadia Healthcare Co., Inc.(1)	2	157
Acumen Pharmaceuticals, Inc.(1)	2	8
Adagio Therapeutics, Inc.(1)	9	39
AdaptHealth Corp. - Class A(1)	451	7,229
Adaptive Biotechnologies Corp.(1)(2)	0	5
Addus HomeCare Corp.(1)	133	12,422
Adicet Bio, Inc.(1)	9	178
Aduro Bioteech, Inc.(1)(5)	1	3
Adverum Biotechnologies, Inc.(1)	33	43
Aeglea BioTherapeutics, Inc. - Class Savings(1)	15	34
Aerovate Therapeutics, Inc.(1)	2	34
Agilent Technologies, Inc.	55	7,275
Agiliti, Inc.(1)	303	6,393
agilon health, Inc.(1)(2)	0	10
Agios Pharmaceuticals, Inc.(1)	19	541
AirSculpt Technologies, Inc.(1)(2)	0	7
Akebia Therapeutics, Inc.(1)	33	24
Akero Therapeutics, Inc.(1)	2	34
Akouos, Inc.(1)	9	42
Albireo Pharma, Inc.(1)	1	37
Allogene Therapeutics, Inc.(1)	13	119
Allscripts Healthcare Solutions, Inc.(1)	41	928
Alpha Teknova, Inc.(1)	1	13
Alphatec Holdings, Inc.(1)	2	24
Altimmune, Inc.(1)	12	76
Amedisys, Inc.(1)(2)	0	19
American Well Corp. - Class A(1)	64	268
AmerisourceBergen Corp. - Class A	121	18,731
AMN Healthcare Services, Inc.(1)	118	12,363
Amphastar Pharmaceuticals, Inc.(1)	9	314
Amylyx Pharmaceuticals, Inc.(1)	1	18
AnaptysBio, Inc.(1)	7	165
AngioDynamics, Inc.(1)	12	269
ANI Pharmaceuticals, Inc.(1)	3	98
Anika Therapeutics, Inc.(1)	5	117

Annexon, Inc.(1)	12	32
Applied Therapeutics, Inc.(1)	2	4
AquaBounty Technologies, Inc.(1)	13	24
Arbutus Biopharma Corp.(1)	29	88
Arcellx, Inc.(1)	1	17
Arcturus Therapeutics Holdings, Inc.(1)	7	182
Arcus Biosciences, Inc.(1)	15	475
Arcutis Biotherapeutics, Inc.(1)	8	158
Ardelyx, Inc.(1)	8	8
Artivion, Inc.(1)	2	33
Asensus Surgical, Inc.(1)	61	38
Atara Biotherapeutics, Inc.(1)	26	244
Atea Pharmaceuticals, Inc.(1)	19	137
Athenex, Inc.(1)	14	11
Athersys, Inc.(1)	11	7
Athira Pharma, Inc.(1)	11	149
Atossa Therapeutics, Inc.(1)	41	51
Atreca, Inc. - Class A(1)	10	31
Aura Biosciences, Inc.(1)	1	17
Avalo Therapeutics, Inc.(1)	3	2
Avanos Medical, Inc.(1)	16	546
Avantor, Inc.(1)	1,379	46,646
Aveanna Healthcare Holdings, Inc.(1)	3,228	11,009
Avid Bioservices, Inc.(1)	1	27
Avidity Biosciences, Inc.(1)	10	193
Avrobio, Inc.(1)	14	18
Azenta, Inc.(2)	0	32
BioCryst Pharmaceuticals, Inc.(1)	55	891
Biohaven Pharmaceutical Holding Co. Ltd.(1)	6	736
BioMarin Pharmaceutical, Inc.(1)	5	388
Bio-Rad Laboratories, Inc. - Class A(1)	1	325
Bioventus, Inc. - Class A(1)	3	42
Black Diamond Therapeutics, Inc.(1)	9	24
Bluebird Bio, Inc.(1)	21	103
Blueprint Medicines Corp.(1)	1	88
Bolt Biotherapeutics, Inc.(1)	8	23
Boston Scientific Corp.(1)	384	17,006
Bridgebio Pharma, Inc.(1)	12	119
Brookdale Senior Living, Inc.(1)	63	447
Brooklyn ImmunoTherapeutics, Inc.(1)	1	2
Cara Therapeutics, Inc.(1)	15	187
Cardiff Oncology, Inc.(1)	14	35
Cardinal Health, Inc.	80	4,547
Caribou Biosciences, Inc.(1)	8	69
Castle Biosciences, Inc.(1)	1	30
Catalent, Inc.(1)	4	398
Catalyst Pharmaceuticals, Inc.(1)	32	268
Celldex Therapeutics, Inc.(1)	3	115
CEL-SCI Corp.(1)	1	4
Centene Corp.(1)	159	13,418
Century Therapeutics, Inc.(1)	2	31
Cerner Corp.	8	750
Certara, Inc.(1)	1	30
Change Healthcare, Inc.(1)	7	147
Charles River Laboratories International, Inc.(1)(2)	0	27
Chemed Corp.(2)	0	151
ChemoCentryx, Inc.(1)	17	429
Chimerix, Inc.(1)	5	22
Chinook Therapeutics, Inc.(1)	13	214
Cigna Corp.	27	6,403
CinCor Pharma, Inc.(1)	2	29

Citius Pharmaceuticals, Inc.(1)	40	71
Clene, Inc.(1)	3	11
Codex DNA, Inc.(1)	2	8
Cogent Biosciences, Inc.(1)	10	74
Community Health Systems, Inc.(1)	6	66
Computer Programs & Systems, Inc.(1)	5	162
Convey Health Solutions Holdings, Inc.(1)	2	10
Cooper Companies, Inc.	46	19,238
CorMedix, Inc.(1)	10	56
Covetrus, Inc.(1)	35	584
Crinetics Pharmaceuticals, Inc.(1)	2	41
Cross Country Healthcare, Inc.(1)	10	224
Cue Health, Inc.(1)	2	14
Cullinan Oncology, Inc.(1)	8	85
Curis, Inc.(1)	4	9
CVRx, Inc.(1)(2)	0	3
Cymabay Therapeutics, Inc.(1)	31	98
Cyteir Therapeutics, Inc.(1)	3	10
Cytek Biosciences, Inc.(1)	6	69
Cytokinetics, Inc.(1)	2	68
CytomX Therapeutics, Inc.(1)	4	10
DarioHealth Corp.(1)	5	29
DaVita, Inc.(1)	65	7,409
Day One Biopharmaceuticals, Inc.(1)	3	31
Deciphera Pharmaceuticals, Inc.(1)	2	20
Definitive Healthcare Corp. - Class A(1)(2)	0	6
Dentsply Sirona, Inc.	6	295
Design Therapeutics, Inc.(1)	4	65
DICE Therapeutics, Inc.(1)	2	41
Dyne Therapeutics, Inc.(1)	10	98
Eagle Pharmaceuticals, Inc.(1)	2	110
Eiger BioPharmaceuticals, Inc.(1)	11	90
Elanco Animal Health, Inc.(1)	1,494	38,970
Eliem Therapeutics, Inc.(1)	1	9
Emergent BioSolutions, Inc.(1)	17	682
Enanta Pharmaceuticals, Inc.(1)	6	424
Encompass Health Corp.	1	82
Endo International Plc(1)	79	182
Entrada Therapeutics, Inc.(1)	1	13
Envista Holdings Corp.(1)	172	8,362
Erasca, Inc.(1)	9	81
Evolent Health, Inc. - Class A(1)	22	698
Exact Sciences Corp.(1)(2)	0	27
Exagen, Inc.(1)	3	23
Exelixis, Inc.(1)	1	31
EyePoint Pharmaceuticals, Inc.(1)	8	99
FibroGen, Inc.(1)	2	21
Figs, Inc. - Class A(1)	2	36
Finch Therapeutics Group, Inc.(1)	3	13
Fluidigm Corp.(1)	23	84
Foghorn Therapeutics, Inc.(1)	5	79
Forian, Inc.(1)	1	6
Forma Therapeutics Holdings, Inc.(1)	11	103
Frequency Therapeutics, Inc.(1)	12	25
Fulcrum Therapeutics, Inc.(1)	10	226
Fulgent Genetics, Inc.(1)	6	390
G1 Therapeutics, Inc.(1)	4	33
Gemini Therapeutics, Inc. - Class A(1)	7	9
Generation Bio Co.(1)	1	8
Geron Corp.(1)	105	143
Globus Medical, Inc. - Class A(1)	2	148

Gossamer Bio, Inc.(1)	22	187
Graphite Bio, Inc.(1)	4	21
Gritstone bio, Inc.(1)	12	51
Haemonetics Corp.(1)	5	340
Harvard Bioscience, Inc.(1)(2)	0	3
HCA Healthcare, Inc.	46	11,638
HealthStream, Inc.(1)	9	175
Henry Schein, Inc.(1)	4	335
Hologic, Inc.(1)	198	15,195
Homology Medicines, Inc.(1)	11	34
Hookipa Pharma, Inc.(1)	3	6
Horizon Therapeutics Plc(1)	5	507
Humana, Inc.	35	15,182
iBio, Inc.(1)	81	35
ICON Plc(1)	115	27,984
Icosavax, Inc.(1)	4	25
ICU Medical, Inc.(1)	45	10,011
Ideaya Biosciences, Inc.(1)	8	94
Ikena Oncology, Inc.(1)	7	43
Imago Biosciences, Inc.(1)	3	57
Immuneering Corp. - Class A(1)	3	17
Immunic, Inc.(1)	7	77
ImmunityBio, Inc.(1)	20	111
ImmunoGen, Inc.(1)	32	153
Immunovant, Inc.(1)	5	29
Impel Neuropharma, Inc.(1)	1	4
Incyte Corp.(1)	1	59
Infinity Pharmaceuticals, Inc.(1)	3	4
Innoviva, Inc.(1)	161	3,110
Inovio Pharmaceuticals, Inc.(1)	72	258
Inozyme Pharma, Inc.(1)	5	21
Instil Bio, Inc.(1)	10	106
Integer Holdings Corp.(1)	163	13,120
Integra LifeSciences Holdings Corp.(1)	2	125
Invacare Corp.(1)	13	18
Invitae Corp.(1)	50	396
Ionis Pharmaceuticals, Inc.(1)(2)	0	13
Iovance Biotherapeutics, Inc.(1)	3	48
IQVIA Holdings, Inc.(1)	114	26,248
Ironwood Pharmaceuticals, Inc. - Class A(1)	370	4,648
IsoPlexis Corp.(1)	1	3
iTeos Therapeutics, Inc.(1)	7	213
IVERIC bio, Inc.(1)	31	530
Janux Therapeutics, Inc.(1)	3	37
Jazz Pharmaceuticals Plc(1)	77	12,040
Jounce Therapeutics, Inc.(1)	10	69
Kala Pharmaceuticals, Inc.(1)	6	9
Kaleido BioSciences, Inc.(1)	4	6
KemPharm, Inc.(1)	6	28
Kezar Life Sciences, Inc.(1)	13	219
Kiniksa Pharmaceuticals Ltd. - Class A(1)	5	50
Kinnate Biopharma, Inc.(1)	8	91
Kronos Bio, Inc.(1)	11	83
Krystal Biotech, Inc.(1)	4	287
Kura Oncology, Inc.(1)	21	343
Laboratory Corp. of America Holdings(1)	43	11,328
Lannett Co., Inc.(1)	58	45
Lantheus Holdings, Inc.(1)	431	23,857
Lexicon Pharmaceuticals, Inc.(1)	15	32
LifeStance Health Group, Inc.(1)	9	94
Ligand Pharmaceuticals, Inc.(1)	5	513

Lineage Cell Therapeutics, Inc.(1)	37	57
LivaNova Plc(1)	3	283
Lucid Diagnostics, Inc.(1)	1	3
Lyell Immunopharma, Inc.(1)	21	107
MacroGenics, Inc.(1)	2	16
Magenta Therapeutics, Inc.(1)	1	3
MannKind Corp.(1)	74	271
Maravai LifeSciences Holdings, Inc. - Class A(1)	78	2,754
Masimo Corp.(1)(2)	0	56
MaxCyte, Inc.(1)	14	100
McKesson Corp.	49	14,853
MEDNAX, Inc.(1)	12	280
MeiraGTx Holdings Plc(1)	9	131
Meridian Bioscience, Inc.(1)	13	333
Merit Medical Systems, Inc.(1)	2	122
Mersana Therapeutics, Inc.(1)	7	29
Mesa Laboratories, Inc.	2	432
MiMedx Group, Inc.(1)	11	50
MiNK Therapeutics, Inc.(1)	2	5
Mirati Therapeutics, Inc.(1)(2)	0	13
Mirum Pharmaceuticals, Inc.(1)	1	14
ModivCare, Inc.(1)	87	10,087
Molina Healthcare, Inc.(1)	34	11,190
Monte Rosa Therapeutics, Inc.(1)	4	60
Multiplan Corp.(1)	94	442
Mustang Bio, Inc.(1)	26	27
Myriad Genetics, Inc.(1)	27	687
NanoString Technologies, Inc.(1)	1	38
NantHealth, Inc.(1)	4	3
Natera, Inc.(1)(2)	0	6
National HealthCare Corp.	15	1,043
Natus Medical, Inc.(1)	11	297
Nektar Therapeutics - Class A(1)	5	28
Neogen Corp.(1)	2	73
Neoleukin Therapeutics, Inc.(1)	10	19
Neuronetics, Inc.(1)	1	3
NexImmune, Inc.(1)	2	8
NextGen Healthcare, Inc.(1)	19	399
NGM Biopharmaceuticals, Inc.(1)	10	149
Nkarta, Inc.(1)	5	60
Nurix Therapeutics, Inc.(1)	1	16
Nuvalent, Inc. - Class A(1)	3	37
Nuvation Bio, Inc.(1)	9	49
Oak Street Health, Inc.(1)(2)	0	8
Olema Pharmaceuticals, Inc.(1)	5	21
Omega Therapeutics, Inc.(1)	3	19
OncoCyte Corp.(1)	7	10
Oncorus, Inc.(1)	8	13
Oncternal Therapeutics, Inc.(1)	16	23
OPKO Health, Inc.(1)	137	471
Option Care Health, Inc.(1)	54	1,539
OraSure Technologies, Inc.(1)	25	167
Organon & Co.	151	5,288
ORIC Pharmaceuticals, Inc.(1)	10	54
Orthofix Medical, Inc.(1)	7	216
Owens & Minor, Inc.	4	183
Oyster Point Pharma, Inc.(1)	4	45
Pacific Biosciences of California, Inc.(1)	36	324
Paragon 28, Inc.(1)	1	9
Passage Bio, Inc.(1)	14	43
Patterson Companies, Inc.	102	3,296

PerkinElmer, Inc.	3	604
Perrigo Co. Plc	4	140
Personalis, Inc.(1)	11	88
Pliant Therapeutics, Inc.(1)	1	6
Portage Biotech, Inc.(1)	1	10
Poseida Therapeutics, Inc.(1)	11	48
Praxis Precision Medicines, Inc.(1)	10	105
Precigen, Inc.(1)	5	10
Premier, Inc. - Class A	253	9,021
Prestige Consumer Healthcare, Inc.(1)	269	14,226
PROCEPT BioRobotics Corp.(1)(2)	0	16
Prometheus Biosciences, Inc.(1)	9	332
Prothena Corp. Plc(1)	3	106
Provention Bio, Inc.(1)	19	139
Pyxis Oncology, Inc.(1)	1	6
QIAGEN NV(1)	6	307
Quest Diagnostics, Inc.	3	460
Quidel Corp.(1)	1	115
Rain Therapeutics, Inc.(1)	2	9
Rallybio Corp.(1)	3	18
Rapid Micro Biosystems, Inc. - Class A(1)	2	14
Reata Pharmaceuticals, Inc. - Class A(1)	1	36
Recursion Pharmaceuticals, Inc. - Class A(1)	13	91
REGENXBIO, Inc.(1)	7	217
Relay Therapeutics, Inc.(1)	3	75
Reneo Pharmaceuticals, Inc.(1)	1	4
Repligen Corp.(1)(2)	0	18
Replimune Group, Inc.(1)	3	57
ResMed, Inc.(2)	0	99
REVOLUTION Medicines, Inc.(1)	17	434
Rhythm Pharmaceuticals, Inc.(1)	15	174
Royalty Pharma Plc - Class A	4	141
RxSight, Inc.(1)	1	13
Sage Therapeutics, Inc.(1)	1	45
Sana Biotechnology, Inc.(1)	2	14
Sangamo Therapeutics, Inc.(1)	5	27
Scholar Rock Holding Corp.(1)	2	21
Seagen, Inc.(1)(2)	0	57
SeaSpine Holdings Corp.(1)	5	62
Seer, Inc. - Class A(1)	9	133
Select Medical Holdings Corp.	92	2,209
Selecta Biosciences, Inc.(1)	30	37
Sensei Biotherapeutics, Inc.(1)	8	17
Sera Prognostics, Inc. - Class A(1)	1	2
Shattuck Labs, Inc.(1)	2	8
Sientra, Inc.(1)	3	6
Sight Sciences, Inc.(1)	1	16
Sigilon Therapeutics, Inc.(1)	5	7
Signify Health, Inc. - Class A(1)	2	35
Silverback Therapeutics, Inc.(1)	8	27
Singular Genomics Systems, Inc.(1)	7	43
SOC Telemed, Inc. - Class A(1)	5	14
Solid Biosciences, Inc.(1)	22	27
Sorrento Therapeutics, Inc.(1)	11	25
Sotera Health Co.(1)	1,435	31,087
Spero Therapeutics, Inc.(1)	1	6
Spruce Biosciences, Inc.(1)	3	6
SQZ Biotechnologies Co.(1)	8	41
STERIS Plc	2	491
Supernus Pharmaceuticals, Inc.(1)	16	528
Surface Oncology, Inc.(1)	13	40

Sutro Biopharma, Inc.(1)	14	114
Syndax Pharmaceuticals, Inc.(1)	13	224
Syneos Health, Inc. - Class A(1)	274	22,184
Syros Pharmaceuticals, Inc.(1)	11	13
Talaris Therapeutics, Inc.(1)	2	25
Talis Biomedical Corp.(1)	5	8
Tandem Diabetes Care, Inc.(1)(2)	0	12
Tarsus Pharmaceuticals, Inc.(1)	1	9
Taysha Gene Therapies, Inc.(1)	1	10
TCR2 Therapeutics, Inc.(1)	11	32
Teladoc Health, Inc.(1)	4	299
Teleflex, Inc.	1	371
Tenaya Therapeutics, Inc.(1)	4	49
Tenet Healthcare Corp.(1)	32	2,729
Terns Pharmaceuticals, Inc.(1)	1	4
Theravance Biopharma, Inc.(1)	2	18
Theseus Pharmaceuticals, Inc.(1)	2	19
Tivity Health, Inc.(1)	6	194
Tonix Pharmaceuticals Holding Corp.(1)	165	38
Travere Therapeutics, Inc. - Class Preferre(1)	19	480
Trevena, Inc.(1)	40	22
Turning Point Therapeutics, Inc.(1)	14	371
Tyra Biosciences, Inc.(1)	2	20
UFP Technologies, Inc.(1)	2	144
Ultragenyx Pharmaceutical, Inc.(1)(2)	0	36
United Therapeutics Corp.(1)	33	5,920
Universal Health Services, Inc. - Class B	139	20,123
UroGen Pharma Ltd.(1)	1	9
Utah Medical Products, Inc.	1	86
Vanda Pharmaceuticals, Inc.(1)	139	1,577
Varex Imaging Corp.(1)	57	1,213
Vaxart, Inc.(1)	4	20
Vaxcyte, Inc.(1)	10	241
VBI Vaccines, Inc.(1)	9	14
Ventyx Biosciences, Inc.(1)	2	21
Vera Therapeutics, Inc. - Class A(1)	2	44
Veracyte, Inc.(1)	23	638
Verve Therapeutics, Inc.(1)	5	111
Viatris, Inc.	266	2,897
Viemed Healthcare, Inc.(1)	10	52
Vigil Neuroscience, Inc.(1)	1	6
Viking Therapeutics, Inc.(1)	21	64
Viracta Therapeutics, Inc.(1)	11	51
VistaGen Therapeutics, Inc.(1)	11	14
Vor BioPharma, Inc.(1)	6	38
Waters Corp.(1)(2)	0	36
Werewolf Therapeutics, Inc.(1)	3	14
XBiotech, Inc.	6	50
Xilio Therapeutics, Inc.(1)	1	8
XOMA Corp.(1)	2	57
Zimmer Biomet Holdings, Inc.	106	13,559
Zimvie, Inc.(1)	19	423
Zogenix, Inc.(1)(5)	21	13

Total Healthcare		629,795

Industrials – 16.43%
AAR Corp.(1)	12	568
ABM Industries, Inc.	262	12,069
Acacia Research Corp.(1)	16	71
ACCO Brands Corp.	31	248
Acuity Brands, Inc.	1	183
Advanced Drainage Systems, Inc.	72	8,541

Advent Technologies Holdings, Inc.(1)	1	3
AECOM	4	278
Aerojet Rocketdyne Holdings, Inc.(1)	5	198
AerSale Corp.(1)	5	86
AGCO Corp.	89	12,991
AgEagle Aerial Systems, Inc.(1)	9	11
Air Lease Corp. - Class A	218	9,729
Air Transport Services Group, Inc.(1)	20	676
Alamo Group, Inc.(2)	0	59
Alaska Air Group, Inc.(1)	353	20,489
Albany International Corp. - Class A	10	871
Allegiant Travel Co. - Class A(1)	32	5,207
Allegion Plc	149	16,317
Allied Motion Technologies, Inc.(2)	0	10
Allison Transmission Holdings, Inc.	110	4,330
Alta Equipment Group, Inc.(1)	4	55
Altra Industrial Motion Corp.	347	13,522
AMERCO(2)	0	147
American Airlines Group, Inc.(1)	130	2,366
American Superconductor Corp.(1)	8	64
American Woodmark Corp.(1)	6	271
AMETEK, Inc.	324	43,212
AO Smith Corp.	4	225
API Group Corp.(1)	351	7,383
Apogee Enterprises, Inc.	8	387
ArcBest Corp.	52	4,223
Arcosa, Inc.	180	10,324
Argan, Inc.	5	207
Aris Water Solution, Inc. - Class A	4	68
Armstrong World Industries, Inc.	1	61
Array Technologies, Inc.(1)	34	383
ASGN, Inc.(1)	99	11,579
Astec Industries, Inc.	8	330
Astronics Corp.(1)	9	115
Atkore, Inc.(1)	69	6,763
Atlas Air Worldwide Holdings, Inc.(1)	72	6,190
Atlas Technical Consultants, Inc.(1)	4	46
Avis Budget Group, Inc.(1)	14	3,693
Axon Enterprise, Inc.(1)	57	7,891
AZEK Co., Inc. - Class A(1)	233	5,787
AZZ, Inc.	8	396
Babcock & Wilcox Enterprises, Inc.(1)	12	100
Barnes Group, Inc.	16	652
Barrett Business Services, Inc.	16	1,262
Beacon Roofing Supply, Inc.(1)	57	3,404
Beam Global(1)	1	11
Blue Bird Corp.(1)	3	56
Boise Cascade Co.	101	7,040
Brady Corp. - Class A	16	738
BrightView Holdings, Inc.(1)	17	226
Brink’s Co.	267	18,177
Builders FirstSource, Inc.(1)	5	338
BWX Technologies, Inc.	170	9,136
CACI International, Inc. - Class A(1)	118	35,544
Cadre Holdings, Inc.	1	30
Caesarstone Ltd.	8	84
Carlisle Companies, Inc.	1	215
Carrier Global Corp.	13	574
Casella Waste Systems, Inc. - Class A(1)	156	13,642
CBIZ, Inc.(1)	340	14,275
CECO Environmental Corp.(1)	71	390

CH Robinson Worldwide, Inc.	3	308
Charah Solutions, Inc.(1)	59	295
ChargePoint Holdings, Inc.(1)	6	122
Chart Industries, Inc.(1)	5	849
Cintas Corp.(2)	0	66
Clarivate Plc(1)	13	215
Clean Harbors, Inc.(1)	1	152
Colfax Corp.(1)	754	30,020
Columbus McKinnon Corp.	9	399
Commercial Vehicle Group, Inc.(1)	7	61
CompX International, Inc.	1	12
Concrete Pumping Holdings, Inc.(1)	9	58
Copa Holdings SA - Class A(1)	1	70
Copart, Inc.(1)	40	5,063
Core & Main, Inc. - Class A(1)	1	18
CoreCivic, Inc.(1)	197	2,204
Cornerstone Building Brands, Inc.(1)	66	1,600
Costamare, Inc.	18	304
CoStar Group, Inc.(1)	2	160
Covenant Logistics Group, Inc. - Class A	4	95
CRA International, Inc.(2)	0	34
Crane Co.	134	14,510
Cummins, Inc.	47	9,566
Curtiss-Wright Corp.	78	11,780
Custom Truck One Source, Inc.(1)	14	117
Delta Air Lines, Inc.(1)	123	4,879
Deluxe Corp.	149	4,493
Desktop Metal, Inc. - Class A(1)	22	107
DIRTT Environmental Solutions(1)	126	172
Donaldson Co., Inc.	3	153
Dover Corp.	160	25,176
Driven Brands Holdings, Inc.(1)	2	39
Ducommun, Inc.(1)	4	184
Dun & Bradstreet Holdings, Inc.(1)	4	78
DXP Enterprises, Inc.(1)	44	1,186
Dycom Industries, Inc.(1)	28	2,681
Eagle Bulk Shipping, Inc.	3	196
Eaton Corp. Plc	132	20,076
EMCOR Group, Inc.	46	5,166
Encore Wire Corp.	7	765
Enerpac Tool Group Corp. - Class A	120	2,631
EnerSys	12	931
Ennis, Inc.	9	163
EnPro Industries, Inc.	7	678
Equifax, Inc.	43	10,292
ESCO Technologies, Inc.	123	8,566
Expeditors International of Washington, Inc.	76	7,859
Fastenal Co.	2	103
First Advantage Corp.(1)	2	37
Flowserve Corp.	284	10,206
Fluence Energy, Inc. - Class A(1)	1	9
Fluor Corp.(1)	48	1,383
Fortive Corp.	9	547
Fortune Brands Home & Security, Inc.	3	207
Forward Air Corp.	171	16,751
FTI Consulting, Inc.(1)	1	144
FuelCell Energy, Inc.(1)	30	171
Gates Industrial Corp. Plc(1)	169	2,544
GATX Corp.	12	1,477
Genco Shipping & Trading Ltd.	11	251
General Dynamics Corp.	22	5,410

GEO Group, Inc.(1)	38	254
Gibraltar Industries, Inc.(1)	199	8,564
Global Industrial Co.	1	33
GMS, Inc.(1)	134	6,680
Gorman-Rupp Co.	6	232
Graco, Inc.	2	125
GrafTech International Ltd.	7	67
Graham Corp.	22	169
Granite Construction, Inc.	16	521
Great Lakes Dredge & Dock Corp.(1)	22	306
Greenbrier Companies, Inc.	11	557
Griffon Corp.	18	352
GXO Logistics, Inc.(1)(2)	0	29
Harsco Corp.(1)	454	5,557
Hawaiian Holdings, Inc.(1)	17	341
Hayward Holdings, Inc.(1)	2	25
Healthcare Services Group, Inc.	62	1,158
Heartland Express, Inc.	16	230
HEICO Corp.	1	132
HEICO Corp. - Class A	1	182
Heidrick & Struggles International, Inc.	4	150
Heritage-Crystal Clean, Inc.(1)	3	102
Hexcel Corp.	178	10,592
Hillenbrand, Inc.	113	4,972
HireQuest, Inc.(2)	0	5
HireRight Holdings Corp.(1)	423	7,226
HNI Corp.	13	489
Howmet Aerospace, Inc.	480	17,249
Hub Group, Inc. - Class A(1)	11	868
Hubbell, Inc. - Class B	60	11,030
Huntington Ingalls Industries, Inc.	26	5,143
Huron Consulting Group, Inc.(1)	7	299
Hyliion Holdings Corp.(1)	31	137
Hyster-Yale Materials Handling, Inc.	3	112
ICF International, Inc.	139	13,060
Ideanomics, Inc.(1)	168	188
IDEX Corp.	2	401
Infrastructure & Energy Alternatives, Inc.(1)	6	70
Ingersoll Rand, Inc.	11	538
INNOVATE Corp.(1)	17	64
Insteel Industries, Inc.	6	206
Interface, Inc. - Class A	16	214
ITT, Inc.	71	5,373
Jacobs Engineering Group, Inc.	4	492
JB Hunt Transport Services, Inc.(2)	0	52
JELD-WEN Holding, Inc.(1)	19	378
JetBlue Airways Corp.(1)	9	129
Kaman Corp.	9	409
KAR Auction Services, Inc.(1)	123	2,225
Karat Packaging, Inc.(1)	12	234
KBR, Inc.	213	11,649
Kelly Services, Inc. - Class A	12	262
Kennametal, Inc.	29	819
Kimball International, Inc. - Class B	13	111
Kirby Corp.(1)	187	13,471
Knight-Swift Transportation Holdings, Inc. - Class A	4	222
Korn Ferry	67	4,360
Kratos Defense & Security Solutions, Inc.(1)	32	659
L3Harris Technologies, Inc.	44	11,018
Landstar System, Inc.(2)	0	20
Legalzoom.com, Inc.(1)	1	16

Leidos Holdings, Inc.	90	9,689
Lennox International, Inc.	1	231
Lindsay Corp.(2)	0	60
Loomis AB - Class B	55	1,489
Luxfer Holdings Plc	25	421
Manitowoc Co., Inc.(1)	12	179
ManpowerGroup, Inc.	60	5,636
ManTech International Corp. - Class A	9	802
Marten Transport Ltd.	20	363
Masco Corp.	161	8,230
MasTec, Inc.(1)	2	136
Matrix Service Co.(1)	8	64
Matson, Inc.	14	1,703
Matthews International Corp. - Class A	11	353
Maxar Technologies, Inc.	186	7,336
Mayville Engineering Co., Inc.(1)	3	30
McGrath RentCorp	3	222
MDU Resources Group, Inc.	154	4,100
Mercury Systems, Inc.(1)	1	96
Meritor, Inc.(1)	3	118
Mesa Air Group, Inc.(1)	9	40
Middleby Corp.(1)	1	173
Miller Industries, Inc.	3	94
MillerKnoll, Inc.	288	9,965
Mistras Group, Inc.(1)	8	51
Moog, Inc. - Class A	61	5,356
MRC Global, Inc.(1)	28	331
MSA Safety, Inc.	1	92
MSC Industrial Direct Co., Inc. - Class A	1	102
Mueller Industries, Inc.	12	630
Mueller Water Products, Inc. - Class A	49	629
MYR Group, Inc.(1)	1	131
National Presto Industries, Inc.	2	126
Nielsen Holdings Plc	10	265
NL Industries, Inc.	3	20
NN, Inc.(1)	16	46
Nordson Corp.	1	301
Norfolk Southern Corp.	38	10,878
Northwest Pipe Co.(1)	3	85
NOW, Inc.(1)	38	417
NV5 Global, Inc.(1)	3	451
nVent Electric Plc	475	16,513
Old Dominion Freight Line, Inc.(2)	0	67
Oshkosh Corp.	147	14,780
Otis Worldwide Corp.	196	15,064
Owens Corning	66	6,071
PACCAR, Inc.	9	823
PAM Transportation Services, Inc.(1)	2	76
Park Aerospace Corp.	7	89
Parker-Hannifin Corp.	109	30,899
Park-Ohio Holdings Corp.	3	46
Parsons Corp.(1)	9	347
Pentair Plc	5	245
PGT Innovations, Inc.(1)	11	189
Powell Industries, Inc.	3	52
Preformed Line Products Co.	1	68
Primoris Services Corp.	18	437
Proto Labs, Inc.(1)	8	422
Quanex Building Products Corp.	11	233
Quanta Services, Inc.	4	506
Radiant Logistics, Inc.(1)	15	93

RBC Bearings, Inc.(1)	8	1,578
Regal Rexnord Corp.	50	7,436
Republic Services, Inc. - Class A	189	24,990
Resideo Technologies, Inc.(1)	319	7,613
Resources Connection, Inc.	11	186
REV Group, Inc.	11	142
Robert Half International, Inc.	107	12,204
Rockwell Automation, Inc.	1	353
Rollins, Inc.	1	18
Romeo Power, Inc.(1)	3	5
Rush Enterprises, Inc. - Class A	14	721
Rush Enterprises, Inc. - Class B	2	116
Ryder System, Inc.	40	3,204
Safe Bulkers, Inc.	21	101
Schneider National, Inc. - Class B	257	6,553
Science Applications International Corp.	83	7,693
Sensata Technologies Holding Plc(1)	354	17,989
Shoals Technologies Group, Inc. - Class A(1)	3	49
SiteOne Landscape Supply, Inc.(1)	1	91
SkyWest, Inc.(1)	17	484
Snap-on, Inc.	25	5,169
Southwest Airlines Co.(1)	16	744
Spirit AeroSystems Holdings, Inc. - Class A	2	102
Spirit Airlines, Inc.(1)	33	728
SPX Corp.(1)	2	116
SPX FLOW, Inc.	13	1,126
Standex International Corp.	109	10,883
Stanley Black & Decker, Inc.	4	619
Steelcase, Inc. - Class A	29	345
Stericycle, Inc.(1)	148	8,698
Sterling Check Corp.(1)	3	91
Sterling Construction Co., Inc.(1)	8	210
Sunrun, Inc.(1)	6	168
Team, Inc.(1)	10	22
Tecnoglass, Inc.	72	1,812
Textainer Group Holdings Ltd.	148	5,645
Textron, Inc.	261	19,418
Thermon Group Holdings, Inc.(1)	11	185
Timken Co.	250	15,182
Titan International, Inc.(1)	15	221
Titan Machinery, Inc.(1)	7	191
Toro Co.(2)	0	15
Trane Technologies Plc	3	503
TransDigm Group, Inc.(1)	1	668
TransUnion	87	9,034
Trinity Industries, Inc.	26	901
Triton International Ltd.	116	8,133
Triumph Group, Inc.(1)	22	557
TrueBlue, Inc.(1)	12	345
TuSimple Holdings, Inc. - Class A(1)	3	39
Tutor Perini Corp.(1)	14	152
UFP Industries, Inc.	2	153
UniFirst Corp.	10	1,860
United Airlines Holdings, Inc.(1)	77	3,557
United Rentals, Inc.(1)	11	4,085
Univar Solutions, Inc.(1)	227	7,282
Universal Logistics Holdings, Inc.	1	11
US Ecology, Inc.(1)	10	462
US Xpress Enterprises, Inc. - Class A(1)	8	29
Valmont Industries, Inc.	1	136
Vectrus, Inc.(1)	4	141

Verisk Analytics, Inc. - Class A	2	336
Veritiv Corp.(1)	5	644
Vertiv Holdings Co. - Class A	286	4,006
View, Inc.(1)	31	56
Virgin Galactic Holdings, Inc.(1)(2)	0	5
VSE Corp.	4	162
Wabash National Corp.	55	821
Watsco, Inc.	1	274
Watts Water Technologies, Inc. - Class A	4	573
Werner Enterprises, Inc.	18	743
WESCO International, Inc.(1)	250	32,584
Westinghouse Air Brake Technologies Corp.	5	469
Willdan Group, Inc.(1)	1	27
Willis Lease Finance Corp.(1)	1	30
WillScot Mobile Mini Holdings Corp. - Class A(1)	1,161	45,422
Woodward, Inc.	2	212
WW Grainger, Inc.(2)	0	115
XPO Logistics, Inc.(1)	115	8,384
Xylem, Inc.	2	141
Yellow Corp.(1)	17	120
Zurn Water Solutions Corp.	20	700

Total Industrials		1,144,383

Information Technology – 9.25%
3D Systems Corp.(1)	3	57
A10 Networks, Inc.	3	44
ACI Worldwide, Inc.(1)	158	4,987
ADTRAN, Inc.	15	284
Advanced Energy Industries, Inc.	8	688
Aeva Technologies, Inc.(1)	36	158
Agilysys, Inc.(1)	1	36
Akamai Technologies, Inc.(1)	4	528
Alkami Technology, Inc.(1)	1	10
Alliance Data Systems Corp.	1	78
Alpha & Omega Semiconductor Ltd.(1)	1	77
Amdocs Ltd.	79	6,455
American Software, Inc. - Class A	2	46
Amkor Technology, Inc.	391	8,485
Amphenol Corp. - Class A	5	351
Analog Devices, Inc.	56	9,235
ANSYS, Inc.(1)	1	439
Arista Networks, Inc.(1)	1	95
Arrow Electronics, Inc.(1)	89	10,554
Arteris, Inc.(1)	1	9
Asana, Inc. - Class A(1)	2	87
Avaya Holdings Corp.(1)	312	3,947
Aviat Networks, Inc.(1)	2	77
AvidXchange Holdings, Inc.(1)	2	12
Avnet, Inc.	86	3,501
AXT, Inc.(1)	13	92
Belden, Inc.	219	12,115
Benchmark Electronics, Inc.	12	311
Benefitfocus, Inc.(1)	3	32
Black Knight, Inc.(1)	4	240
Bottomline Technologies DE, Inc.(1)	12	695
Broadridge Financial Solutions, Inc.(2)	0	45
C3.ai, Inc. - Class A(1)	1	27
Calix, Inc.(1)	3	137
Cass Information Systems, Inc.	4	156
CDK Global, Inc.	3	129
CDW Corp.	30	5,425
Ceridian HCM Holding, Inc.(1)	4	245

ChannelAdvisor Corp.(1)	3	53
Check Point Software Technologies Ltd.(1)	223	30,869
Ciena Corp.(1)	4	256
Cirrus Logic, Inc.(1)	34	2,858
Citrix Systems, Inc.	2	219
Cleanspark, Inc.(1)	13	160
Cloudflare, Inc. - Class A(1)(2)	0	46
Cognizant Technology Solutions Corp. - Class A	277	24,813
Coherent, Inc.(1)	10	2,751
Cohu, Inc.(1)	276	8,173
Comtech Telecommunications Corp.	8	133
Concentrix Corp.	1	197
Conduent, Inc.(1)	56	288
Consensus Cloud Solutions, Inc.(1)	12	696
Corning, Inc.	14	511
Couchbase, Inc.(1)	2	38
Credo Technology Group Holding Ltd.(1)	2	32
CS Disco, Inc.(1)	3	107
CSG Systems International, Inc.	6	360
CTS Corp.	9	310
Daktronics, Inc.(1)	13	49
Datto Holding Corp.(1)	1	19
Digi International, Inc.(1)	12	264
DigitalOcean Holdings, Inc.(1)	1	47
Diodes, Inc.(1)	42	3,671
Dolby Laboratories, Inc. - Class A	2	137
Duck Creek Technologies, Inc.(1)	2	37
DXC Technology Co.(1)	121	3,956
Dynatrace, Inc.(1)(2)	0	16
DZS, Inc.(1)	4	51
E2open Parent Holdings, Inc.(1)	67	592
Eastman Kodak Co.(1)	1	6
Ebix, Inc.	9	298
eGain Corp.(1)	4	47
EMCORE Corp.(1)	11	42
Enfusion, Inc. - Class A(1)	2	24
EngageSmart, Inc.(1)	1	31
Entegris, Inc.	55	7,247
Envestnet, Inc.(1)	1	87
ePlus, Inc.(1)	9	506
Euronet Worldwide, Inc.(1)	7	942
Everbridge, Inc.(1)	94	4,081
EverCommerce, Inc.(1)	3	33
EVERTEC, Inc.	236	9,655
F5, Inc.(1)	2	342
Fabrinet(1)	2	189
FARO Technologies, Inc.(1)	3	156
Fastly, Inc. - Class A(1)	3	51
Fidelity National Information Services, Inc.	120	12,094
First Solar, Inc.(1)	3	248
FleetCor Technologies, Inc.(1)	2	414
Flex Ltd.(1)	471	8,729
Flywire Corp.(1)	3	85
FormFactor, Inc.(1)	258	10,837
Genpact Ltd.	5	209
Global Payments, Inc.	86	11,831
GLOBALFOUNDRIES, Inc.(1)	1	42
GoDaddy, Inc. - Class A(1)	4	349
GTY Technology Holdings, Inc.(1)	10	32
Guidewire Software, Inc.(1)	2	218
Hackett Group, Inc.(2)	0	11

Harmonic, Inc.(1)	24	227
Hewlett Packard Enterprise Co.	468	7,827
HP, Inc.	436	15,812
IBEX Holdings Ltd.(1)	28	454
Ichor Holdings Ltd.(1)	3	110
Identiv, Inc.(1)	1	11
II-VI, Inc.(1)	73	5,301
Informatica, Inc. - Class A(1)(2)	0	5
Inseego Corp.(1)	23	93
Insight Enterprises, Inc.(1)	8	817
Instructure Holdings, Inc.(1)	3	65
Intapp, Inc.(1)	1	28
InterDigital, Inc.	6	400
IPG Photonics Corp.(1)	1	104
Itron, Inc.(1)	3	147
Jabil, Inc.	123	7,576
Jack Henry & Associates, Inc.	1	291
Jamf Holding Corp.(1)(2)	0	9
Juniper Networks, Inc.	9	328
Kaltura, Inc.(1)	9	16
Keysight Technologies, Inc.(1)	60	9,536
Kimball Electronics, Inc.(1)	8	155
KLA Corp.	19	6,841
Knowles Corp.(1)	30	653
Kulicke & Soffa Industries, Inc.	58	3,223
KVH Industries, Inc.(1)	6	51
Limelight Networks, Inc.(1)	43	227
Littelfuse, Inc.	1	162
LiveRamp Holdings, Inc.(1)	22	836
Lumentum Holdings, Inc.(1)	2	195
Mandiant, Inc.(1)	4	99
Manhattan Associates, Inc.(1)	1	110
Marathon Digital Holdings, Inc.(1)	30	851
Marvell Technology, Inc.	23	1,662
MAXIMUS, Inc.	323	24,222
MeridianLink, Inc.(1)	2	33
Methode Electronics, Inc.	531	22,965
Microchip Technology, Inc.	69	5,151
MKS Instruments, Inc.(2)	0	33
Model N, Inc.(1)	1	28
MoneyGram International, Inc.(1)	30	320
Motorola Solutions, Inc.	225	54,489
N-able, Inc.(1)	1,689	15,369
National Instruments Corp.	4	144
NCR Corp.(1)	81	3,250
NeoPhotonics Corp.(1)	18	266
NetApp, Inc.	176	14,619
NETGEAR, Inc.(1)	10	237
NetScout Systems, Inc.(1)	24	762
NortonLifeLock, Inc.	606	16,062
NVE Corp.(2)	0	7
NXP Semiconductors NV	75	13,823
ON Semiconductor Corp.(1)	5	336
ON24, Inc.(1)	3	46
Onto Innovation, Inc.(1)	11	981
OSI Systems, Inc.(1)	5	427
Paya Holdings, Inc. - Class A(1)	1,287	7,542
Paychex, Inc.	1	159
Paycor HCM, Inc.(1)(2)	0	13
Paysafe Ltd.(1)	11	36
PC Connection, Inc.	4	203

PDF Solutions, Inc.(1)	10	280
Pegasystems, Inc.(2)	0	6
Perficient, Inc.(1)	95	10,411
Photronics, Inc.(1)	20	345
Ping Identity Holding Corp.(1)	20	559
Plantronics, Inc.(1)	8	330
Plexus Corp.(1)	239	19,541
Procore Technologies, Inc.(1)(2)	0	26
Pure Storage, Inc. - Class A(1)(2)	0	15
Qorvo, Inc.(1)	201	24,919
Quantum Corp.(1)	18	42
Rackspace Technology, Inc.(1)	5	52
Rambus, Inc.(1)	426	13,579
Rekor Systems, Inc.(1)	4	19
Remitly Global, Inc.(1)	1	7
Repay Holdings Corp. - Class A(1)	16	235
Ribbon Communications, Inc.(1)	25	78
Rogers Corp.(1)	1	214
Sabre Corp.(1)	418	4,778
Sanmina Corp.(1)	77	3,095
ScanSource, Inc.(1)	8	295
Seagate Technology Holdings Plc	125	11,255
SecureWorks Corp. - Class A(1)	3	45
Semtech Corp.(1)	79	5,455
SkyWater Technology, Inc.(1)(2)	0	3
Skyworks Solutions, Inc.	2	320
Smith Micro Software, Inc.(1)	17	65
Softchoice Corp.	406	9,187
SolarWinds Corp.	1	14
SS&C Technologies Holdings, Inc.	6	457
StarTek, Inc.(1)	6	26
StoneCo Ltd. - Class A(1)(2)	0	5
Stronghold Digital Mining, Inc. - Class A(1)	1	4
SunPower Corp. - Class A(1)	6	121
Super Micro Computer, Inc.(1)	15	569
Synopsys, Inc.(1)	2	510
TaskUS, Inc. - Class A(1)	112	4,292
TD SYNNEX Corp.	32	3,254
TE Connectivity Ltd.	151	19,718
Teledyne Technologies, Inc.(1)	1	598
Teradata Corp.(1)	73	3,579
Thoughtworks Holding, Inc.(1)	1	17
Trimble, Inc.(1)	7	490
TTM Technologies, Inc.(1)	211	3,127
Turtle Beach Corp.(1)	1	22
Tyler Technologies, Inc.(1)(2)	0	66
Ubiquiti, Inc.(2)	0	7
Unisys Corp.(1)	4	96
UserTesting, Inc.(1)	1	7
Veeco Instruments, Inc.(1)	17	467
Verint Systems, Inc.(1)	207	10,678
VeriSign, Inc.(1)	3	595
Viasat, Inc.(1)	2	97
Viavi Solutions, Inc.(1)	9	145
VirnetX Holding Corp.(1)	24	39
Vishay Intertechnology, Inc.	166	3,257
Vishay Precision Group, Inc.(1)	4	130
Vontier Corp.	73	1,849
Weave Communications, Inc.(1)(2)	0	3
Western Digital Corp.(1)	158	7,838
Western Union Co.	193	3,615

WEX, Inc.(1)(2)	0	73
WNS Holdings Ltd. - ADR(1)	50	4,243
Wolfspeed, Inc.(1)	3	357
Xerox Holdings Corp.	93	1,877
Xperi Holding Corp.	36	627

Total Information Technology		644,204

Materials – 6.96%
AdvanSix, Inc.	9	474
Albemarle Corp.	3	705
Alcoa Corp.	5	457
Allegheny Technologies, Inc.(1)	17	460
Amcor Plc	41	469
American Vanguard Corp.	8	156
Amyris, Inc.(1)	55	240
AptarGroup, Inc.	2	213
Arconic Corp.(1)	296	7,577
Ardagh Group SA - Class A(2)(5)	0	8
Ardagh Metal Packaging SA(1)	970	7,886
Ashland Global Holdings, Inc.	150	14,798
Avery Dennison Corp.	87	15,163
Avient Corp.	471	22,615
Axalta Coating Systems Ltd.(1)	875	21,512
Ball Corp.	6	553
Berry Global Group, Inc.(1)	274	15,893
Cabot Corp.	49	3,338
Carpenter Technology Corp.	16	675
Celanese Corp. - Class A	38	5,416
Century Aluminum Co.(1)	17	440
CF Industries Holdings, Inc.	6	605
Chase Corp.	2	164
Chemours Co.	122	3,853
Clearwater Paper Corp.(1)	6	159
Cleveland-Cliffs, Inc.(1)	12	397
Coeur Mining, Inc.(1)	28	124
Commercial Metals Co.	41	1,690
Constellium SE - Class A(1)	332	5,981
Corteva, Inc.	327	18,800
Crown Holdings, Inc.	426	53,347
Diversey Holdings Ltd.(1)	1,228	9,297
DuPont de Nemours, Inc.	178	13,112
Eagle Materials, Inc.	1	134
Eastman Chemical Co.	65	7,266
Ecovyst, Inc.	20	229
Element Solutions, Inc.	975	21,351
Ferro Corp.(1)	4	91
FMC Corp.	291	38,345
Freeport-McMoRan, Inc.	381	18,973
FutureFuel Corp.	9	92
Gatos Silver, Inc.(1)	3	12
GCP Applied Technologies, Inc.(1)	23	708
Glatfelter Corp.	14	174
Graphic Packaging Holding Co.	790	15,835
Greif, Inc. - Class A	111	7,233
Greif, Inc. - Class B	2	112
Hawkins, Inc.	2	100
Haynes International, Inc.	4	182
HB Fuller Co.	202	13,361
Hecla Mining Co.	127	834
Huntsman Corp.	142	5,343
Ingevity Corp.(1)	55	3,518
Innospec, Inc.	6	529

International Flavors & Fragrances, Inc.	7	917
International Paper Co.	107	4,918
Intrepid Potash, Inc.(1)	3	282
Kaiser Aluminum Corp.	122	11,514
Koppers Holdings, Inc.	91	2,512
Kronos Worldwide, Inc.	6	95
Louisiana-Pacific Corp.	2	137
LyondellBasell Industries NV - Class A	84	8,631
Martin Marietta Materials, Inc.	2	657
Materion Corp.	4	365
Minerals Technologies, Inc.	42	2,806
Mosaic Co.	141	9,362
Myers Industries, Inc.	6	136
Neenah, Inc.	6	233
NewMarket Corp.(2)	0	57
Nucor Corp.	7	1,111
O-I Glass, Inc.(1)	178	2,351
Olin Corp.	4	188
Olympic Steel, Inc.	3	115
Packaging Corp. of America	3	405
Pactiv Evergreen, Inc.	640	6,443
PolyMet Mining Corp.(1)	7	29
PPG Industries, Inc.	53	6,992
Ranpak Holdings Corp. - Class A(1)	10	210
Rayonier Advanced Materials, Inc.(1)	20	133
Reliance Steel & Aluminum Co.	46	8,397
Royal Gold, Inc.	2	252
RPM International, Inc.	1	121
Ryerson Holding Corp.	2	68
Schnitzer Steel Industries, Inc. - Class A	8	432
Schweitzer-Mauduit International, Inc.	60	1,645
Sealed Air Corp.	88	5,878
Sensient Technologies Corp.	7	578
Silgan Holdings, Inc.	352	16,264
Sonoco Products Co.	3	166
Steel Dynamics, Inc.	96	8,039
Stepan Co.	7	665
Summit Materials, Inc. - Class A(1)	40	1,251
SunCoke Energy, Inc.	29	260
Sylvamo Corp.(1)	8	273
TimkenSteel Corp.(1)	16	344
Tredegar Corp.	1	17
TriMas Corp.	305	9,803
Trinseo Plc	40	1,893
Tronox Holdings Plc - Class A	40	782
United States Lime & Minerals, Inc.	1	82
United States Steel Corp.	7	268
Valhi, Inc.	1	21
Valvoline, Inc.	5	157
Vulcan Materials Co.	4	666
Warrior Met Coal, Inc.	16	584
Westlake Corp.	1	87
Westrock Co.	76	3,597
Worthington Industries, Inc.	11	579
Zymergen, Inc.(1)	21	61

Total Materials		484,828

Real Estate – 6.43%
Acadia Realty Trust	30	644
Agree Realty Corp.	24	1,582
Alexander & Baldwin, Inc.	25	569
Alexandria Real Estate Equities, Inc.	5	919

American Assets Trust, Inc.	17	633
American Campus Communities, Inc.	4	211
American Homes 4 Rent - Class A	245	9,789
Americold Realty Trust	7	205
Apartment Income REIT Corp.	4	234
Apartment Investment & Management Co. - Class A(1)	51	370
Apple Hospitality REIT, Inc.	73	1,307
Armada Hoffler Properties, Inc.	23	329
Ashford Hospitality Trust, Inc.(1)	5	48
AvalonBay Communities, Inc.	4	951
Boston Properties, Inc.	4	553
Braemar Hotels & Resorts, Inc.	19	115
Brandywine Realty Trust	413	5,844
Brixmor Property Group, Inc.	448	11,553
Broadstone Net Lease, Inc. - Class A	501	10,915
BRT Apartments Corp.	4	90
Camden Property Trust	3	453
CareTrust REIT, Inc.	98	1,890
CatchMark Timber Trust, Inc. - Class A	5	41
CBRE Group, Inc. - Class A(1)	9	793
Centerspace	5	475
Chatham Lodging Trust(1)	122	1,679
City Office REIT, Inc.	131	2,314
Clipper Realty, Inc.	1	5
Community Healthcare Trust, Inc.	3	117
Corporate Office Properties Trust	38	1,094
Cousins Properties, Inc.	261	10,524
CTO Realty Growth, Inc.	2	131
CubeSmart	425	22,119
DiamondRock Hospitality Co.(1)	71	713
DigitalBridge Group, Inc.(1)	165	1,186
Diversified Healthcare Trust	345	1,105
Douglas Elliman, Inc.	20	148
Douglas Emmett, Inc.	323	10,802
Duke Realty Corp.	298	17,319
Easterly Government Properties, Inc. - Class A	68	1,447
Empire State Realty Trust, Inc. - Class A	812	7,975
EPR Properties	2	108
Equity Commonwealth(1)	37	1,038
Equity LifeStyle Properties, Inc.	2	174
Equity Residential	169	15,170
Essential Properties Realty Trust, Inc.	41	1,040
Essex Property Trust, Inc.	48	16,743
Extra Space Storage, Inc.	3	674
Farmland Partners, Inc.	10	134
Federal Realty Investment Trust	2	261
First Industrial Realty Trust, Inc.	4	217
Forestar Group, Inc.(1)	4	74
Four Corners Property Trust, Inc.	88	2,373
Franklin Street Properties Corp.	178	1,052
FRP Holdings, Inc.(1)	2	142
Gaming & Leisure Properties, Inc.	118	5,551
Getty Realty Corp.	43	1,232
Gladstone Commercial Corp.	9	190
Gladstone Land Corp.	4	161
Global Medical REIT, Inc.	20	331
Global Net Lease, Inc.	227	3,565
Healthcare Realty Trust, Inc.	60	1,654
Healthcare Trust of America, Inc. - Class A	6	191
Healthpeak Properties, Inc.	257	8,833
Hersha Hospitality Trust - Class A(1)	10	92

Highwoods Properties, Inc.	21	972
Host Hotels & Resorts, Inc.	20	379
Howard Hughes Corp.(1)	1	116
Hudson Pacific Properties, Inc.	4	116
Independence Realty Trust, Inc.	75	1,983
Indus Realty Trust, Inc.	1	37
Industrial Logistics Properties Trust	504	11,420
Innovative Industrial Properties, Inc. - Class A	4	788
Invitation Homes, Inc.	16	658
Iron Mountain, Inc.	133	7,359
iStar, Inc.	23	533
JBG SMITH Properties	3	96
Jones Lang LaSalle, Inc.(1)	17	4,128
Kennedy-Wilson Holdings, Inc.	40	982
Kilroy Realty Corp.	120	9,158
Kimco Realty Corp.	16	390
Kite Realty Group Trust	110	2,497
Lamar Advertising Co. - Class A	67	7,735
Life Storage, Inc.	47	6,531
LTC Properties, Inc.	13	507
LXP Industrial Trust	384	6,021
Macerich Co.	73	1,135
Marcus & Millichap, Inc.	7	370
Medical Properties Trust, Inc.	334	7,067
Mid-America Apartment Communities, Inc.	3	664
National Health Investors, Inc.	34	1,996
National Retail Properties, Inc.	5	210
National Storage Affiliates Trust	114	7,171
Necessity Retail REIT, Inc.	40	314
NETSTREIT Corp.	13	300
NexPoint Residential Trust, Inc.	6	558
Office Properties Income Trust	113	2,916
Omega Healthcare Investors, Inc.	195	6,078
One Liberty Properties, Inc.	6	172
Opendoor Technologies, Inc.(1)	10	88
Orion Office REIT, Inc.	2	23
Outfront Media, Inc.	40	1,125
Paramount Group, Inc.	458	5,000
Park Hotels & Resorts, Inc.	7	128
Pebblebrook Hotel Trust	543	13,280
Phillips Edison & Co., Inc.	330	11,364
Physicians Realty Trust	486	8,533
Piedmont Office Realty Trust, Inc. - Class A	236	4,064
Plymouth Industrial REIT, Inc.	274	7,435
Postal Realty Trust, Inc. - Class A	6	96
PotlatchDeltic Corp.	217	11,443
Preferred Apartment Communities, Inc. - Class A	18	439
PS Business Parks, Inc.	1	176
Rayonier, Inc.	179	7,346
Re/Max Holdings, Inc. - Class A	6	176
Realogy Holdings Corp.(1)	39	613
Realty Income Corp.	16	1,075
Regency Centers Corp.	206	14,682
Retail Opportunity Investments Corp.	40	777
Retail Value, Inc.	7	20
Rexford Industrial Realty, Inc.	4	325
RLJ Lodging Trust	56	786
RMR Group, Inc. - Class A	4	140
RPT Realty	29	393
Ryman Hospitality Properties, Inc.(1)	94	8,689
Sabra Health Care REIT, Inc.	403	6,000

Safehold, Inc.	2	131
Saul Centers, Inc.(2)	0	17
SBA Communications Corp. - Class A	2	857
Seritage Growth Properties(1)	13	166
Service Properties Trust	172	1,521
Simon Property Group, Inc.	42	5,561
SITE Centers Corp.	59	983
SL Green Realty Corp.	2	150
Spirit Realty Capital, Inc.	3	157
STAG Industrial, Inc.	61	2,513
STORE Capital Corp.	7	196
Summit Hotel Properties, Inc.(1)	89	882
Sun Communities, Inc.	3	552
Sunstone Hotel Investors, Inc.(1)	75	884
Tanger Factory Outlet Centers, Inc.	213	3,670
Tejon Ranch Co.(1)	7	129
Terreno Realty Corp.	25	1,852
UDR, Inc.	70	4,041
UMH Properties, Inc.	2	51
Uniti Group, Inc.	367	5,056
Universal Health Realty Income Trust(2)	0	22
Urban Edge Properties	39	748
Urstadt Biddle Properties, Inc. - Class A	10	194
Ventas, Inc.	11	675
Veris Residential, Inc.(1)	29	508
VICI Properties, Inc.	17	492
Vornado Realty Trust	5	216
Washington Real Estate Investment Trust	29	743
Welltower, Inc.	194	18,684
Weyerhaeuser Co.	243	9,195
Whitestone REIT - Class B	16	212
WP Carey, Inc.	5	422
Xenia Hotels & Resorts, Inc.(1)	39	755

Total Real Estate		447,999

Utilities – 6.04%
AES Corp.	18	468
ALLETE, Inc.	18	1,191
Alliant Energy Corp.	607	37,935
Ameren Corp.	413	38,721
American Electric Power Co., Inc.	106	10,603
American States Water Co.	6	542
American Water Works Co., Inc.	5	823
Artesian Resources Corp. - Class A	3	130
Atmos Energy Corp.	4	442
Avangrid, Inc.	2	74
Avista Corp.	24	1,082
Black Hills Corp.	216	16,641
Brookfield Infrastructure Corp. - Class A	22	1,627
Brookfield Renewable Corp. - Class A	3	118
Cadiz, Inc.(1)	7	15
California Water Service Group	18	1,056
CenterPoint Energy, Inc.	790	24,213
Chesapeake Utilities Corp.	6	803
Clearway Energy, Inc. - Class A	9	305
Clearway Energy, Inc. - Class C	21	753
CMS Energy Corp.	545	38,090
Consolidated Edison, Inc.	10	922
DTE Energy Co.	94	12,467
Edison International	98	6,856
Entergy Corp.	140	16,380
Essential Utilities, Inc.	6	326

Evergy, Inc.		628	42,939
Eversource Energy		9	831
FirstEnergy Corp.		15	685
Hawaiian Electric Industries, Inc.		3	119
IDACORP, Inc.		1	158
MGE Energy, Inc.		106	8,432
Middlesex Water Co.		4	390
National Fuel Gas Co.		95	6,532
New Jersey Resources Corp.		280	12,854
NiSource, Inc.		11	339
Northwest Natural Holding Co.		18	933
NorthWestern Corp.		18	1,114
NRG Energy, Inc.		228	8,751
OGE Energy Corp.		6	225
ONE Gas, Inc.		247	21,837
Ormat Technologies, Inc.		15	1,258
Otter Tail Corp.		14	871
PG&E Corp.(1)		55	652
Pinnacle West Capital Corp.		3	239
PNM Resources, Inc.		42	2,004
Portland General Electric Co.		287	15,803
PPL Corp.		21	590
Public Service Enterprise Group, Inc.		14	968
Pure Cycle Corp.(1)		1	10
SJW Group		10	661
South Jersey Industries, Inc.		387	13,379
Southwest Gas Holdings, Inc.		30	2,360
Spire, Inc.		17	1,237
Sunnova Energy International, Inc.(1)		25	578
UGI Corp.		434	15,727
Unitil Corp.		5	259
Via Renewables, Inc. - Class A(2)		0	4
Vistra Corp.		1,853	43,093
WEC Energy Group, Inc.		9	865
Xcel Energy, Inc.		15	1,067
York Water Co.		2	74

Total Utilities			420,421

Total Common Stocks (Cost: $4,863,806)			6,776,698

EXCHANGE TRADED FUNDS – 0.39%
iShares Russell Mid-Capital Value ETF		234	27,985

Total Exchange Traded Funds (Cost: $27,301)			27,985

SHORT-TERM INVESTMENTS – 2.06%
Money Market Funds – 0.99%
Goldman Sachs Financial Square Government Fund - Class I, 0.24%(4)		68,680	68,680

Total Money Market Funds (Cost: $68,680)			68,680

	Principal Amount (000s)		Value (000s)
Time Deposits – 1.07%
Barclays Bank, London, 0.15% due 04/01/2022		$15,321	15,321
BBVA, Madrid, 0.15% due 04/01/2022		4,827	4,827
BNP Paribas, Paris, 0.15% due 04/01/2022		30,074	30,074
JP Morgan, New York, 0.15% due 04/01/2022		1,281	1,281
Royal Bank of Canada, Toronto, 0.07% due 04/01/2022(2)	CAD	0	0
Sumitomo Trust Bank, London, 0.15% due 04/01/2022		$22,835	22,835

Total Time Deposits (Cost: $74,338)			74,338

Total Short-Term Investments (Cost: $143,018)			143,018

TOTAL INVESTMENTS IN SECURITIES – 99.74% (Cost: $5,034,125)			6,947,701

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.26%	18,096

TOTAL NET ASSETS – 100.00%	$6,965,797

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Amount calculated is less than $0.5.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $24, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
21	E-mini Russell 2000 Future	Jun. 2022	$2,180	$2,169	$(11)
4	S&P 500 E-mini Future	Jun. 2022	898	906	8
1	S&P MidCap 400 E-mini Future	Jun. 2022	258	269	11

					$8

Bridge Builder International Equity Fund

Schedule of Investments

March 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.31%
Argentina – 0.35%
MercadoLibre, Inc.(1)	43	$50,678

Total Argentina		50,678

Australia – 2.22%
ALS Ltd.	248	2,458
AMP Ltd.(1)	2,153	1,544
Ampol Ltd.	11	246
APA Group	51	409
Aristocrat Leisure Ltd.	129	3,513
ASX Ltd.	10	587
Atlassian Corp. Plc - Class A(1)	142	41,724
Aurizon Holdings Ltd.	82	226
Australia & New Zealand Banking Group Ltd.	736	15,089
Beach Energy Ltd.	2,149	2,507
BHP Group Ltd.	661	25,474
BlueScope Steel Ltd.	235	3,656
Brambles Ltd.	394	2,905
carsales.com Ltd.	192	2,971
Challenger Ltd.	353	1,770
Cleanaway Waste Management Ltd.	2,359	5,412
Cochlear Ltd.	296	49,442
Coles Group Ltd.	61	814
Commonwealth Bank of Australia	77	6,046
Computershare Ltd.	25	462
Crown Resorts Ltd.(1)	17	162
CSL Ltd.	405	80,910
Dexus	47	383
Domain Holdings Australia Ltd.	149	441
Domino’s Pizza Enterprises Ltd.	3	177
Endeavour Group Ltd.	62	340
Evolution Mining Ltd.	1,103	3,642
Fortescue Metals Group Ltd.	76	1,161
Goodman Group	77	1,316
GPT Group	84	323
GWA Group Ltd.	542	1,004
IDP Education Ltd.	9	216
Insurance Australia Group Ltd.	110	360
IPH Ltd.	239	1,413
Lendlease Corp. Ltd.	30	254
Macquarie Group Ltd.	68	10,298
Medibank Pvt Ltd.	128	294
Metcash Ltd.	706	2,391
Mineral Resources Ltd.	8	307
Mirvac Group	175	324
National Australia Bank Ltd.	145	3,483
Newcrest Mining Ltd.	283	5,723
Northern Star Resources Ltd.	50	402
Orica Ltd.	201	2,393
Origin Energy Ltd.	77	356
OZ Minerals Ltd.	61	1,222
Qantas Airways Ltd.(1)	897	3,467
QBE Insurance Group Ltd.	777	6,662
Ramsay Health Care Ltd.	8	401
REA Group Ltd.	2	236
Reece Ltd.	13	179
Rio Tinto Ltd.	17	1,476
Santos Ltd.	1,373	7,959
Scentre Group	229	520
Seek Ltd.	15	337
Sonic Healthcare Ltd.	21	553
South32 Ltd.	210	800
Stockland	103	326
Suncorp Group Ltd.	57	472
Tabcorp Holdings Ltd.	97	386
Telstra Corp. Ltd.	1,222	3,609
Transurban Group	140	1,419
Treasury Wine Estates Ltd.	32	276
Vicinity Centres	173	239
Washington H Soul Pattinson & Co. Ltd.	10	218
Wesfarmers Ltd.	52	1,964
Westpac Banking Corp.	167	3,009
WiseTech Global Ltd.	7	259
Woodside Petroleum Ltd.	43	1,025
Woolworths Group Ltd.	56	1,550

Total Australia		323,892

Austria – 0.13%
Andritz AG(1)	65	3,023
Erste Group Bank AG	16	581
Oesterreichische Post AG	107	3,810
OMV AG	6	308
Raiffeisen Bank International AG	6	88
Verbund AG	3	335
Voestalpine AG	5	160
Wienerberger AG	344	10,397

Total Austria		18,702

Belgium – 0.11%
Ageas SA	8	390
Anheuser-Busch InBev SA	196	11,709
Elia Group SA	1	213
Etablissements Franz Colruyt NV	2	96
Groupe Bruxelles Lambert SA	5	503
KBC Group NV	11	796
Proximus SADP	7	122
Sofina SA	1	250
Solvay SA	3	324
UCB SA	6	691
Umicore SA	9	390

Total Belgium		15,484

Bermuda – 0.03%
Hiscox Ltd.	322	4,153

Total Bermuda		4,153

Brazil – 0.58%
Ambev SA	14,158	45,795
B3 SA - Brasil Bolsa Balcao	469	1,546
Porto Seguro SA	500	2,215
Raia Drogasil SA	7,101	35,708

Total Brazil		85,264

Canada – 1.71%
Canadian Pacific Railway Ltd.	1,210	99,873
First Quantum Minerals Ltd.	86	2,963
Lululemon Athletica, Inc.(1)	181	66,107
Shopify, Inc. - Class A(1)	119	80,594

Total Canada		249,537

Chile – 0.00%(2)
Antofagasta Plc	17	374

Total Chile		374

China – 2.88%
Alibaba Group Holding Ltd.(1)	2,939	40,101
Alibaba Group Holding Ltd. - ADR(1)	406	44,153
Baidu, Inc. - ADR(1)	182	24,079
BeiGene Ltd. - ADR(1)	82	15,469
Burning Rock Biotech Ltd. - ADR(1)	636	5,912
Contemporary Amperex Technology Co. Ltd. - Class A	414	33,034
Li Ning Co. Ltd.	10,134	86,053
LONGi Green Energy Technology Co. Ltd. - Class A	2,790	31,395
Meituan - Class B(1)(3)	1,584	30,013
Ping An Insurance Group Co. of China Ltd. - Class H	5,092	35,600
Shenzhou International Group Holdings Ltd.	2,356	31,109
Tingyi Cayman Islands Holding Corp.	1,762	2,955
Trip.com Group Ltd. - ADR(1)	1,184	27,374
Vipshop Holdings Ltd. - ADR(1)	190	1,708
Weichai Power Co. Ltd. - Class H	1,956	3,066
Yatsen Holding Ltd. - ADR(1)	1,500	1,030
Yum China Holdings, Inc.	111	4,601
Zhongsheng Group Holdings Ltd.	448	3,146

Total China		420,798

Denmark – 2.44%
Ambu - Class B	8	113
AP Moller - Maersk - Class A(4)	0	434
AP Moller - Maersk - Class B	14	42,965
Carlsberg AS - Class B	75	9,229
Chr Hansen Holding	5	350
Coloplast - Class B	191	28,993
Danske Bank	1,449	24,107
Demant(1)	364	16,463
DSV	289	55,415
Genmab(1)	3	1,094
GN Store Nord AS	266	13,051
Novo Nordisk - Class B	1,007	111,725
Novozymes - Class B	9	643
Orsted AS(1)(3)	120	15,002
Pandora	5	443
ROCKWOOL International - Class B(4)	0	121
Tryg	16	387
Vestas Wind Systems	1,234	36,196

Total Denmark		356,731

Finland – 0.68%
Elisa OYJ	6	388
Fortum OYJ	19	353
Kesko OYJ - Class B	13	347
Kone OYJ - Class B	16	811
Neste OYJ	19	883
Nokia OYJ(1)	11,897	65,514
Nordea Bank Abp - Class A	142	1,459
Orion OYJ - Class B	5	215
Sampo OYJ - Class A	485	23,683
Stora Enso OYJ - Class R	26	518
UPM-Kymmene OYJ	24	768
Wartsila OYJ Abp	449	4,096

Total Finland		99,035

France – 8.18%
Accor SA(1)	627	20,188
Aeroports de Paris(1)	1	197
Air Liquide SA	21	3,747
Airbus SE(1)	110	13,292

Alstom SA	14	326
Alten SA	65	9,853
Amundi SA(3)	591	40,397
Arkema SA	3	316
AXA SA	835	24,430
BioMerieux	2	198
BNP Paribas SA	546	31,194
Bollore SE	40	210
Bouygues SA	2,250	78,543
Bureau Veritas SA	14	393
Capgemini SE	7	1,631
Carrefour SA	27	588
Cie de Saint-Gobain	1,056	62,858
Cie Generale des Etablissements Michelin SCA	371	50,278
CNP Assurances	7	180
Covivio	2	175
Credit Agricole SA	56	665
Danone SA	29	1,592
Dassault Aviation SA	1	183
Dassault Systemes SE	31	1,504
Edenred	311	15,360
Eiffage SA	4	385
Electricite de France SA	21	201
Elis SA(1)	109	1,612
Engie SA	81	1,067
EssilorLuxottica SA	147	26,880
Eurazeo SE	2	138
Faurecia SE	5	143
Gecina SA	2	257
Getlink SE	439	7,908
Hermes International	1	2,069
Imerys SA	25	1,063
Ipsen SA	2	215
JCDecaux SA(1)	368	8,707
Kering SA	51	32,140
Klepierre SA	9	245
La Francaise des Jeux SAEM(3)	4	169
Legrand SA	256	24,325
L’Oreal SA	12	4,618
LVMH Moet Hennessy Louis Vuitton SE	172	122,427
Orange SA	89	1,055
Orpea SA	2	94
Pernod Ricard SA	239	52,558
Publicis Groupe SA	501	30,418
Quadient SA	86	1,618
Remy Cointreau SA	252	51,914
Renault SA(1)	8	216
Rexel SA	3,121	66,625
Safran SA	16	1,860
Sanofi	1,631	166,738
Sartorius Stedim Biotech	156	63,777
Schneider Electric SE	542	90,922
SCOR SE	571	18,352
SEB SA	1	179
Societe Generale SA	36	970
Sodexo SA	4	336
Technip Energies NV(1)	78	946
Technip Energies NV - ADR(1)	644	7,796
Teleperformance	25	9,518
Thales SA	59	7,328
TotalEnergies SE	111	5,623
Ubisoft Entertainment SA(1)	348	15,294
Unibail-Rodamco-Westfield(1)	6	418
Valeo	11	196
Veolia Environnement SA	29	942
Vicat SA	38	1,303
Vinci SA	24	2,430
Vivendi SE	35	461
Wendel SE	1	123
Worldline SA(1)(3)	11	481

Total France		1,193,358

Germany – 5.56%
Adidas AG	194	45,097
Allianz SE	443	105,707
Auto1 Group SE(1)(3)	776	8,816
BASF SE	1,236	70,526
Bayer AG	43	2,974
Bayerische Motoren Werke AG	141	12,148
Bechtle AG	1,019	57,353
Beiersdorf AG	5	477
Brenntag SE	224	18,062
Carl Zeiss Meditec AG	2	291
Commerzbank AG(1)	46	349
Continental AG(1)	881	63,139
Covestro AG(3)	1,226	61,760
CTS Eventim AG & Co. KGaA(1)	111	7,514
Daimler Truck Holding AG(1)	19	514
Delivery Hero SE(1)(3)	7	320
Deutsche Bank AG(1)	92	1,153
Deutsche Boerse AG	9	1,605
Deutsche Lufthansa AG(1)	27	219

Deutsche Post AG	44	2,090
Deutsche Telekom AG	505	9,410
E.ON SE	102	1,190
Evonik Industries AG	3,198	88,708
Fresenius Medical Care AG & Co. KGaA	984	65,966
Fresenius SE & Co. KGaA	19	691
GEA Group AG	70	2,884
Gerresheimer AG	32	2,319
Hannover Rueck SE	27	4,638
HeidelbergCement AG	7	383
HelloFresh SE(1)	400	17,956
Henkel AG & Co. KGaA	5	308
Infineon Technologies AG	60	2,035
KION Group AG	3	226
Knorr-Bremse AG	3	258
LANXESS AG	4	164
LEG Immobilien SE	3	360
Mercedes-Benz Group AG - Class REGISTERED	38	2,660
Merck KGaA	6	1,242
MTU Aero Engines AG	2	565
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6	1,701
Nemetschek SE	311	29,888
Puma SE	5	409
Rational AG	36	24,899
RWE AG	28	1,237
SAP SE	47	5,229
Scout24 AG(3)	4	221
Siemens AG	196	27,127
Siemens Energy AG	18	419
Siemens Healthineers AG(3)	13	799
Symrise AG - Class A	6	734
Telefonica Deutschland Holding AG	49	134
TUI AG(1)	3,262	10,244
Uniper SE	4	101
United Internet AG - Class REG	4	146
Volkswagen AG	1	359
Vonovia SE	33	1,523
Zalando SE(1)(3)	859	43,502

Total Germany		810,749

Hong Kong – 3.31%
AIA Group Ltd.	13,153	137,341
Ajisen China Holdings Ltd.	2,023	294
ASM Pacific Technology Ltd.	147	1,478
BOC Hong Kong Holdings Ltd.	164	615
Budweiser Brewing Co. APAC Ltd.(3)	90	238
China Mengniu Dairy Co. Ltd.(1)	779	4,177
Chow Tai Fook Jewellery Group Ltd.	114	206
CK Asset Holdings Ltd.	89	608
CK Hutchison Holdings Ltd.	19,492	142,534
CK Infrastructure Holdings Ltd.	29	194
CLP Holdings Ltd.	74	720
Esprit Holdings Ltd.(1)	7,323	827
ESR Cayman Ltd.(1)(3)	93	289
First Pacific Co. Ltd.	1,708	690
Futu Holdings Ltd. - ADR(1)	3	111
Galaxy Entertainment Group Ltd.	8,305	49,144
Hang Lung Properties Ltd.	96	193
Hang Seng Bank Ltd.	34	646
Henderson Land Development Co. Ltd.	67	277
HK Electric Investments & HK Electric Investments Ltd.	121	118
HKT Trust & HKT Ltd. - Class Miscella	165	226
Hong Kong & China Gas Co. Ltd.	491	593
Hong Kong Exchanges & Clearing Ltd.	52	2,461
Hongkong Land Holdings Ltd.	50	244
Jardine Matheson Holdings Ltd.	115	6,320
Johnson Electric Holdings Ltd.	464	639
Link Real Estate Investment Trust	91	778
Melco Resorts & Entertainment Ltd. - ADR(1)	9	67
MTR Corp. Ltd.	71	380
New World Development Co. Ltd.	67	271
Power Assets Holdings Ltd.	61	394
Sino Land Co. Ltd.	146	189
SITC International Holdings Co. Ltd.	65	227
Stella International Holdings Ltd.	654	635
Sun Hung Kai Properties Ltd.	59	702
Swire Pacific Ltd. - Class A	513	3,120
Swire Properties Ltd.	53	131
Techtronic Industries Co. Ltd.	3,667	58,756
WH Group Ltd.(3)	103,368	64,911
Wharf Real Estate Investment Co. Ltd.	74	366
Xinyi Glass Holdings Ltd.	77	185

Total Hong Kong		482,295

India – 1.39%
Asian Paints Ltd.	1,604	64,897
Axis Bank Ltd.(1)	280	2,784
Dabur India Ltd.	260	1,837
Havells India Ltd.	122	1,853
HDFC Bank Ltd. - ADR	88	5,396
Housing Development Finance Corp. Ltd.	2,157	67,448
ICICI Lombard General Insurance Co. Ltd.(3)	836	14,546
Infosys Ltd. - ADR	155	3,849

MakeMyTrip Ltd.(1)	417	11,180
Marico Ltd.	304	2,016
Tata Consultancy Services Ltd.	98	4,819
United Spirits Ltd.(1)	1,849	21,527

Total India		202,152

Indonesia – 0.04%
Bank Central Asia Tbk PT	10,624	5,905

Total Indonesia		5,905

Ireland – 2.19%
Accenture Plc - Class A	231	77,900
AerCap Holdings NV(1)	6	302
Bank of Ireland Group Plc(1)	2,738	17,408
CRH Plc	104	4,147
DCC Plc	144	11,139
Experian Plc	2,886	111,191
Flutter Entertainment Plc(1)	191	22,029
ICON Plc(1)	270	65,669
Irish Continental Group Plc(1)	875	3,732
James Hardie Industries Plc	115	3,435
Kerry Group Plc - Class A	7	813
Kingspan Group Plc	7	695
Smurfit Kappa Group Plc	11	485

Total Ireland		318,945

Isle of Man – 0.01%
Playtech Plc(1)	215	1,673

Total Isle of Man		1,673

Israel – 0.04%
Azrieli Group Ltd.	2	170
Bank Hapoalim BM	49	485
Bank Leumi Le-Israel BM	63	676
Check Point Software Technologies Ltd.(1)	5	682
CyberArk Software Ltd.(1)	2	306
Elbit Systems Ltd.	1	268
Fiverr International Ltd.(1)	1	107
ICL Group Ltd.	31	367
Inmode Ltd.(1)	2	91
Israel Discount Bank Ltd. - Class A	50	309
Kornit Digital Ltd.(1)	2	172
Mizrahi Tefahot Bank Ltd.	6	246
Nice Ltd.(1)	3	629
Teva Pharmaceutical Industries Ltd. - ADR(1)	49	459
Wix.com Ltd.(1)	3	265

Total Israel		5,232

Italy – 3.30%
Amplifon SpA	117	5,222
Assicurazioni Generali SpA	49	1,130
Atlantia SpA(1)	23	485
Davide Campari-Milano NV	585	6,786
DiaSorin SpA	1	180
Enel SpA	25,796	172,236
ENI SpA	4,965	72,413
Ferrari NV	300	65,295
FinecoBank Banca Fineco SpA	28	423
Infrastrutture Wireless Italiane SpA(3)	15	170
Intesa Sanpaolo SpA	1,884	4,313
Iveco Group NV(1)	304	1,985
Mediobanca Banca di Credito Finanziario SpA	29	288
Moncler SpA	9	526
Nexi SpA(1)(3)	24	276
Poste Italiane SpA(3)	22	255
Prysmian SpA	12	400
Recordati Industria Chimica e Farmaceutica SpA	5	248
Reply SpA	27	4,391
Saipem SpA(1)	4,466	5,629
Snam SpA	20,886	120,442
Telecom Italia SpA	422	155
Terna Rete Elettrica Nazionale	62	534
UniCredit SpA	1,589	17,138

Total Italy		480,920

Japan – 19.36%
Advantest Corp.	9	726
Aeon Co. Ltd.	30	633
Aeon Delight Co. Ltd.	68	1,685
AGC, Inc.	9	340
Air Water, Inc.	771	10,823
Aisin Corp.	7	229
Ajinomoto Co., Inc.	21	606
Alfresa Holdings Corp.	122	1,684
ANA Holdings, Inc.(1)	7	138
Asahi Group Holdings Ltd.	20	739
Asahi Intecc Co. Ltd.	10	191
Asahi Kasei Corp.	56	485
Asics Corp.	187	3,612
Astellas Pharma, Inc.	82	1,281
Azbil Corp.	6	186
Bandai Namco Holdings, Inc.	48	3,625
Benefit One, Inc.	4	86
Bridgestone Corp.	687	26,682
Brother Industries Ltd.	11	195
Canon, Inc.	45	1,090
Capcom Co. Ltd.	8	187

Central Japan Railway Co.	6	835
Chiba Bank Ltd.	25	144
Chubu Electric Power Co., Inc.	30	306
Chugai Pharmaceutical Co. Ltd.	31	1,038
Concordia Financial Group Ltd.	47	176
Cosmos Pharmaceutical Corp.	1	109
CyberAgent, Inc.	19	233
Dai Nippon Printing Co. Ltd.	10	232
Daifuku Co. Ltd.	71	5,059
Dai-ichi Life Holdings, Inc.	1,363	27,693
Daiichi Sankyo Co. Ltd.	80	1,754
Daikin Industries Ltd.	12	2,088
Daito Trust Construction Co. Ltd.	3	308
Daiwa House Industry Co. Ltd.	264	6,872
Daiwa House REIT Investment Corp.(4)	0	270
Daiwa Securities Group, Inc.	551	3,117
Denso Corp.	572	36,514
Dentsu Group, Inc.	10	388
Disco Corp.	1	364
Dowa Holdings Co. Ltd.	90	4,118
East Japan Railway Co.	112	6,500
Eisai Co. Ltd.	11	496
ENEOS Holdings, Inc.	136	508
FANUC Corp.	9	1,545
Fast Retailing Co. Ltd.	3	1,384
Fuji Electric Co. Ltd.	6	279
Fuji Media Holdings, Inc.	878	8,410
Fuji Oil Holdings, Inc.	58	937
FUJIFILM Holdings Corp.	1,321	80,622
Fujitsu Ltd.	9	1,348
Fukuoka Financial Group, Inc.	1,091	21,044
GLP J-REIT(4)	0	278
GMO Payment Gateway, Inc.	2	194
Hakuhodo DY Holdings, Inc.	370	4,638
Hamamatsu Photonics KK	7	345
Hankyu Hanshin Holdings, Inc.	10	289
Hikari Tsushin, Inc.	1	102
Hino Motors Ltd.	13	75
Hirose Electric Co. Ltd.	1	205
Hitachi Construction Machinery Co. Ltd.	5	122
Hitachi Ltd.	1,803	90,220
Hitachi Metals Ltd.(1)	10	166
Honda Motor Co. Ltd.	6,423	182,054
Hoshizaki Corp.	2	165
Hoya Corp.	17	1,937
Hulic Co. Ltd.	16	141
Ibiden Co. Ltd.	5	229
Idemitsu Kosan Co. Ltd.	9	250
Iida Group Holdings Co. Ltd.	964	16,620
INFRONEER Holdings, Inc.	819	6,986
Inpex Corp.	483	5,678
Isuzu Motors Ltd.	3,497	45,178
Ito En Ltd.	2	118
ITOCHU Corp.	304	10,286
Itochu Techno-Solutions Corp.	4	102
JAFCO Group Co. ltd	316	4,815
Japan Airlines Co. Ltd.(1)	6	110
Japan Exchange Group, Inc.	25	468
Japan Metropolitan Fund Invest(4)	0	252
Japan Post Bank Co. Ltd.	19	154
Japan Post Holdings Co. Ltd.	1,964	14,423
Japan Post Insurance Co. Ltd.	9	162
Japan Real Estate Investment Corp.(4)	0	293
Japan Tobacco, Inc.	53	903
JFE Holdings, Inc.	21	298
JSR Corp.	10	280
Kajima Corp.	19	235
Kakaku.com, Inc.	978	21,849
Kansai Electric Power Co., Inc.	31	293
Kansai Paint Co. Ltd.	9	138
Kao Corp.	312	12,729
KDDI Corp.	211	6,908
Keio Corp.	4	164
Keisei Electric Railway Co. Ltd.	5	150
Keyence Corp.	209	96,896
Kikkoman Corp.	7	450
Kintetsu Group Holdings Co. Ltd.	7	209
Kirin Holdings Co. Ltd.	1,316	19,661
Kobayashi Pharmaceutical Co. Ltd.	2	192
Kobe Bussan Co. Ltd.	6	197
Koei Tecmo Holdings Co. Ltd.	3	85
Koito Manufacturing Co. Ltd.	5	186
Komatsu Ltd.	2,614	62,795
Konami Holdings Corp.	4	265
Kose Corp.	2	167
Kubota Corp.	46	858
Kurita Water Industries Ltd.	4	162
Kyocera Corp.	1,824	102,076
Kyowa Kirin Co. Ltd.	12	284
Lasertec Corp.	310	51,490
Lawson, Inc.	3	96

Lion Corp.	9	104
Lixil Corp.	500	9,299
M3, Inc.	21	740
Makita Corp.	10	326
Marubeni Corp.	70	812
Marui Group Co. Ltd.	291	5,321
Matsumotokiyoshi Holdings Co. Ltd.	96	3,399
Mazda Motor Corp.	26	193
McDonald’s Holdings Co. Japan Ltd.	4	148
Medipal Holdings Corp.	435	7,153
Megmilk Snow Brand Co. Ltd.	265	4,303
MEIJI Holdings Co. Ltd.	6	298
Mercari, Inc.(1)	5	127
Minebea Mitsumi, Inc.	17	370
MISUMI Group, Inc.	13	384
Mitsubishi Chemical Holdings Corp.	58	385
Mitsubishi Corp.	56	2,102
Mitsubishi Electric Corp.	9,145	104,880
Mitsubishi Estate Co. Ltd.	52	771
Mitsubishi Gas Chemical Co., Inc.	7	119
Mitsubishi HC Capital, Inc.	27	127
Mitsubishi Heavy Industries Ltd.	255	8,372
Mitsubishi Logistics Corp.	220	5,441
Mitsubishi UFJ Financial Group, Inc.	529	3,271
Mitsui & Co. Ltd.	1,092	29,643
Mitsui Chemicals, Inc.	8	199
Mitsui Fudosan Co. Ltd.	41	873
Mitsui OSK Lines Ltd.	15	417
Miura Co. Ltd.	36	894
Mizuho Financial Group, Inc.	107	1,367
Monotaro Co. Ltd.	12	253
MS&AD Insurance Group Holdings, Inc.	394	12,794
Murata Manufacturing Co. Ltd.	689	45,367
NEC Corp.	361	15,157
NET One Systems Co. Ltd.	254	5,927
Nexon Co. Ltd.	23	548
NGK Insulators Ltd.	11	156
NH Foods Ltd.	209	7,092
Nidec Corp.	522	41,264
Nihon M&A Center, Inc.	14	189
Nintendo Co. Ltd.	14	6,865
Nippon Building Fund, Inc.(4)	0	380
Nippon Express Holdings, Inc.	4	240
Nippon Paint Holdings Co. Ltd.	38	332
Nippon Prologis Real Estate Investment Trust, Inc.(4)	0	286
Nippon Sanso Holdings Corp.	7	135
Nippon Shinyaku Co. Ltd.	2	150
Nippon Steel Corp.	38	662
Nippon Telegraph & Telephone Corp.	5,755	167,205
Nippon Television Holdings, Inc.	605	6,290
Nippon Yusen KK	7	639
Nissan Chemical Corp.	124	7,268
Nissan Motor Co. Ltd.(1)	104	460
Nisshin Seifun Group, Inc.	9	131
Nisshinbo Holdings, Inc.	721	6,247
Nissin Foods Holdings Co. Ltd.	3	189
Nitori Holdings Co. Ltd.	4	478
Nitto Denko Corp.	6	459
Nomura Co. Ltd.	331	2,478
Nomura Holdings, Inc.	3,061	12,874
Nomura Real Estate Holdings, Inc.	5	122
Nomura Real Estate Master Fund, Inc.(4)	0	251
Nomura Research Institute Ltd.	16	509
NS Solutions Corp.	160	4,801
NSK Ltd.	445	2,666
NTT Data Corp.	767	15,077
Obayashi Corp.	1,590	11,673
Obic Co. Ltd.	3	479
Odakyu Electric Railway Co. Ltd.	13	219
Oji Holdings Corp.	2,233	11,076
Olympus Corp.	2,700	51,181
Omron Corp.	59	3,893
Ono Pharmaceutical Co. Ltd.	17	421
Onward Holdings Co. Ltd.	33	68
Open House Group Co. Ltd.	4	164
Oracle Corp.	2	132
Oriental Land Co. Ltd.	9	1,761
ORIX Corp.	55	1,088
Orix JREIT, Inc.(4)	0	165
Osaka Gas Co. Ltd.	17	293
Otsuka Corp.	5	184
Otsuka Holdings Co. Ltd.	17	601
Pan Pacific International Holdings Corp.	19	307
Panasonic Corp.	4,134	40,151
Penta-Ocean Construction Co. Ltd.	1,206	6,018
Persol Holdings Co. Ltd.	188	4,217
Pigeon Corp.	495	8,701
Pola Orbis Holdings, Inc.	4	56
Rakuten Group, Inc.	39	310
Recruit Holdings Co. Ltd.	785	34,114
Renesas Electronics Corp.(1)	937	10,859

Resona Holdings, Inc.	10,578	45,054
Ricoh Co. Ltd.	29	255
Rinnai Corp.	2	112
Rohm Co. Ltd.	101	7,842
Ryohin Keikaku Co. Ltd.	11	122
Santen Pharmaceutical Co. Ltd.	16	163
Sawai Group Holdings Co. Ltd.	52	1,895
SBI Holdings, Inc.	11	266
SCSK Corp.	415	7,097
Secom Co. Ltd.	587	42,479
Sega Sammy Holdings, Inc.	642	11,074
Seiko Epson Corp.	12	177
Sekisui Chemical Co. Ltd.	270	3,862
Sekisui House Ltd.	27	524
Senko Group Holdings Co. Ltd.	373	2,730
Seven & i Holdings Co. Ltd.	278	13,250
SG Holdings Co. Ltd.	15	281
Sharp Corp.	10	94
Shimadzu Corp.	11	378
Shimano, Inc.	183	42,000
Shimizu Corp.	24	144
Shin-Etsu Chemical Co. Ltd.	16	2,506
Shionogi & Co. Ltd.	12	743
Shiseido Co. Ltd.	840	42,436
Shizuoka Bank Ltd.	19	136
SMC Corp.	96	53,481
SoftBank Corp.	127	1,480
SoftBank Group Corp.	540	24,146
Sohgo Security Services Co. Ltd.	3	111
Sompo Holdings, Inc.	175	7,694
Sony Group Corp.	1,311	134,850
Square Enix Holdings Co. Ltd.	4	186
Stanley Electric Co. Ltd.	6	108
Subaru Corp.	27	436
Sugi Holdings Co. Ltd.	237	11,732
Sumco Corp.	15	249
Sumitomo Bakelite Co. Ltd.	103	4,162
Sumitomo Chemical Co. Ltd.	66	301
Sumitomo Corp.	50	869
Sumitomo Dainippon Pharma Co. Ltd.	8	77
Sumitomo Electric Industries Ltd.	238	2,824
Sumitomo Metal Mining Co. Ltd.	108	5,462
Sumitomo Mitsui Financial Group, Inc.	887	28,028
Sumitomo Mitsui Trust Holdings, Inc.	471	15,338
Sumitomo Realty & Development Co. Ltd.	14	376
Suntory Beverage & Food Ltd.	6	229
Suzuki Motor Corp.	932	31,938
Sysmex Corp.	555	40,200
T&D Holdings, Inc.	851	11,558
Taiheiyo Cement Corp.	589	9,707
Taisei Corp.	8	237
Taisho Pharmaceutical Holdings Co. Ltd.	2	82
Takeda Pharmaceutical Co. Ltd.	5,132	146,216
TBS Holdings, Inc.	358	5,210
TDK Corp.	250	9,005
TechnoPro Holdings, Inc.	100	2,693
Terumo Corp.	29	890
TIS, Inc.	10	234
Tobu Railway Co. Ltd.	9	215
Toho Co. Ltd.	30	1,134
Tokio Marine Holdings, Inc.	2,258	131,406
Tokyo Century Corp.	2	59
Tokyo Electric Power Co. Holdings, Inc.(1)	67	221
Tokyo Electron Ltd.	7	3,544
Tokyo Gas Co. Ltd.	17	315
Tokyo Ohka Kogyo Co. Ltd.	87	5,212
Tokyu Corp.	23	302
TOPPAN, Inc.	12	203
Toray Industries, Inc.	61	319
Toshiba Corp.	17	661
Tosoh Corp.	12	170
TOTO Ltd.	6	245
Toyo Seikan Group Holdings Ltd.	688	7,867
Toyo Suisan Kaisha Ltd.	238	8,518
Toyota Industries Corp.	505	34,825
Toyota Motor Corp.	1,699	30,650
Toyota Tsusho Corp.	10	395
Trend Micro, Inc.	6	339
Tsumura & Co.	253	6,617
Tsuruha Holdings, Inc.	2	108
Unicharm Corp.	18	661
USS Co. Ltd.	10	171
Welcia Holdings Co. Ltd.	4	106
West Japan Railway Co.	10	410
Yakult Honsha Co. Ltd.	76	4,049
Yamaha Corp.	6	269
Yamaha Motor Co. Ltd.	13	291
Yamato Holdings Co. Ltd.	13	243
Yaskawa Electric Corp.	11	421
Yokogawa Electric Corp.	10	176
Z Holdings Corp.	5,892	25,472

ZOZO, Inc.	6	155

Total Japan		2,824,373

Jordan – 0.00%(2)
Hikma Pharmaceuticals Plc	8	221

Total Jordan		221

Luxembourg – 0.52%
ArcelorMittal SA	1,421	45,525
Aroundtown SA	44	253
Befesa SA(3)	51	4,040
Eurofins Scientific SE	181	17,897
L’Occitane International SA	739	2,379
Stabilus SA	126	6,234
Tenaris SA	21	313

Total Luxembourg		76,641

Macau – 0.00%(2)
Sands China Ltd.(1)	109	259

Total Macau		259

Malaysia – 0.01%
Sime Darby Bhd	2,131	1,214

Total Malaysia		1,214

Mexico – 0.17%
Grupo Aeroportuario del Pacifico SAB de CV - Class B(1)	171	2,751
Grupo Financiero Banorte SAB de CV - Class O	263	1,983
Wal-Mart de Mexico SAB de CV	4,968	20,360

Total Mexico		25,094

Netherlands – 3.40%
ABN AMRO Bank NV(3)	19	245
Adyen NV(1)(3)	22	43,411
Aegon NV	79	418
Akzo Nobel NV	9	740
Argenx SE(1)	2	645
ASM International NV	136	49,575
ASML Holding NV	186	124,000
ASML Holding NV - Class REG	125	83,491
Boskalis Westminster	208	7,462
Euronext NV(3)	4	396
EXOR NV	5	370
Heineken Holding NV	5	410
Heineken NV	196	18,743
IMCD NV	244	41,615
ING Groep NV	4,359	45,512
JDE Peet’s NV	5	133
Just Eat Takeaway.com NV(1)(3)	114	3,825
Koninklijke Ahold Delhaize NV	492	15,833
Koninklijke DSM NV	8	1,440
Koninklijke KPN NV	6,606	22,923
Koninklijke Philips NV	383	11,683
NN Group NV	12	599
Prosus NV(1)	271	14,615
QIAGEN NV(1)	11	524
Randstad NV	52	3,125
Stellantis NV	90	1,461
Universal Music Group NV	33	882
Wolters Kluwer NV	12	1,289

Total Netherlands		495,365

New Zealand – 0.29%
Auckland International Airport Ltd.(1)	54	293
Fisher & Paykel Healthcare Corp. Ltd.	27	451
Fletcher Building Ltd.	807	3,559
Mercury NZ Ltd.	30	124
Meridian Energy Ltd.	63	219
Ryman Healthcare Ltd.	21	133
Spark New Zealand Ltd.	80	253
Xero Ltd.(1)	493	37,361

Total New Zealand		42,393

Norway – 0.40%
Adevinta ASA - Class B(1)	14	131
Aker BP ASA	6	209
DNB Bank ASA	433	9,786
Equinor ASA	1,108	41,384
Gjensidige Forsikring ASA	9	219
Mowi ASA	20	540
Norsk Hydro ASA	60	586
Orkla ASA	33	294
Schibsted ASA - Class A	112	2,765
Schibsted ASA - Class B	51	1,080
Telenor ASA	31	448
Yara International ASA	7	361

Total Norway		57,803

Peru – 0.03%
Southern Copper Corp.	62	4,720

Total Peru		4,720

Poland – 0.00%(2)
InPost SA(1)	10	66

Total Poland		66

Portugal – 0.29%
EDP - Energias de Portugal SA	123	604
Galp Energia SGPS SA	21	272
Jeronimo Martins SGPS SA	1,730	41,501

Total Portugal		42,377

Russia – 0.00%(2)
Severstal PAO - GDR(5)(7)	147	–
X5 Retail Group NV - GDR(5)(7)	65	–

Total Russia		–

Singapore – 2.36%
Ascendas Real Estate Investment Trust	148	318
BOC Aviation Ltd.(3)	230	1,803
CapitaLand Integrated Commercial Trust	217	359
Capitaland Investment Ltd.(1)	117	343
City Developments Ltd.	19	109
DBS Group Holdings Ltd.	1,527	40,013
Genting Singapore Ltd.	280	167
Grab Holdings Ltd. - Class A(1)	54	190
Keppel Corp. Ltd.	64	301
Mapletree Commercial Trust	103	143
Mapletree Logistics Trust	138	187
Oversea-Chinese Banking Corp. Ltd.	149	1,350
Sea Ltd. - ADR(1)	21	2,556
Singapore Airlines Ltd.(1)	59	238
Singapore Exchange Ltd.	33	243
Singapore Technologies Engineering Ltd.	75	227
Singapore Telecommunications Ltd.	31,087	60,363
United Overseas Bank Ltd.	8,672	202,911
UOL Group Ltd.	23	119
Venture Corp. Ltd.	14	179
Wilmar International Ltd.	9,456	32,748

Total Singapore		344,867

South Africa – 0.33%
African Rainbow Minerals Ltd.	128	2,497
Anglo American Platinum Ltd.	16	2,205
Bid Corp. Ltd.	140	3,056
Capitec Bank Holdings Ltd.	20	3,154
Clicks Group Ltd.	122	2,591
Naspers Ltd. - Class N	287	32,462
Pepkor Holdings Ltd.(3)	1,290	2,048

Total South Africa		48,013

South Korea – 0.84%
Amorepacific Group	17	602
Coupang, Inc. - Class A(1)	970	17,142
Hana Financial Group, Inc.	79	3,137
Hankook Tire & Technology Co. Ltd.	31	851
Hyundai Motor Co.	7	1,035
LG Corp.	20	1,229
NAVER Corp.	107	29,712
POSCO Holdings, Inc.	152	36,513
Samsung Electronics Co. Ltd.	157	8,964
Shinhan Financial Group Co. Ltd.	550	18,671
SK Hynix, Inc.	50	4,819

Total South Korea		122,675

Spain – 1.73%
Acerinox SA	546	5,981
ACS Actividades de Construccion y Servicios SA	10	279
Aena SME SA(1)(3)	3	577
Amadeus IT Group SA(1)	762	49,512
Banco Bilbao Vizcaya Argentaria SA	297	1,693
Banco Santander SA	32,500	110,499
CaixaBank SA	14,074	47,736
Cellnex Telecom SA(3)	23	1,129
EDP Renovaveis SA	14	349
Enagas SA	9	196
Endesa SA	14	306
Ferrovial SA	114	3,042
Fluidra SA	389	11,256
Gestamp Automocion SA(3)	1,103	3,849
Grifols SA	13	242
Iberdrola SA	258	2,819
Industria de Diseno Textil SA	50	1,087
Mediaset Espana Comunicacion SA(1)	186	939
Naturgy Energy Group SA	9	267
Red Electrica Corp. SA	18	366
Repsol SA	64	842
Siemens Gamesa Renewable Energy SA(1)	11	189
Telefonica SA	234	1,136
Viscofan SA	126	7,476

Total Spain		251,767

Sweden – 3.49%
Alfa Laval AB	14	485
Assa Abloy AB - Class B	966	25,968
Atlas Copco AB - Class A	1,780	92,373
Atlas Copco AB - Class B	18	823
Boliden AB	12	604
Electrolux AB - Class B	11	160
Embracer Group AB - Class B(1)	26	217
Epiroc AB - Class A	1,648	35,243
Epiroc AB - Class B	18	327
EQT AB	13	522
Essity AB - Class B	27	646
Evolution AB(3)	522	53,128
Fastighets AB Balder - Class B(1)	5	300
Getinge AB - Class B	225	8,974
H & M Hennes & Mauritz AB - Class B	34	454
Hexagon AB - Class B	89	1,254

Husqvarna AB - Class B	19	197
Industrivarden AB - Class A	6	157
Industrivarden AB - Class C	7	206
Investment AB Latour - Class B	7	212
Investor AB - Class A	23	538
Investor AB - Class B	1,978	42,986
Kinnevik AB - Class B(1)	11	295
L E Lundbergforetagen AB - Class B	3	165
Lifco AB - Class B	11	274
Lundin Energy AB	9	388
Modern Times Group MTG AB - Class B(1)	244	3,547
Nibe Industrier AB - Class B	6,866	76,108
Nordic Entertainment Group AB - Class B(1)	179	7,221
Sagax AB - Class B	8	234
Sandvik AB	684	14,521
Securitas AB - Class B	13	150
Sinch AB(1)(3)	24	160
Skandinaviska Enskilda Banken AB - Class A	72	779
Skanska AB - Class B	15	339
SKF AB - Class B	17	281
Spotify Technology SA(1)	186	28,093
Svenska Cellulosa AB SCA - Class B	27	525
Svenska Handelsbanken AB - Class A	1,351	12,419
Swedbank AB	41	609
Swedish Match AB	1,121	8,429
Tele2 AB - Class B	22	328
Telefonaktiebolaget LM Ericsson - Class B	135	1,231
Telia Co. AB	21,395	85,786
Volvo AB - Class A	10	182
Volvo AB - Class B	66	1,228

Total Sweden		509,066

Switzerland – 6.27%
ABB Ltd.	544	17,652
Adecco Group AG	291	13,205
Alcon, Inc.	841	66,661
Bachem Holding AG - Class B(4)	0	154
Baloise Holding AG	2	355
Barry Callebaut AG(4)	0	380
Chocoladefabriken Lindt & Spruengli AG(4)	0	583
Chocoladefabriken Lindt & Spruengli AG - REG(4)	0	605
Cie Financiere Richemont SA	225	2,884
Cie Financiere Richemont SA	689	87,272
Clariant AG(1)	10	170
Coca-Cola HBC AG(1)	9	179
Credit Suisse Group AG - Class A	2,159	16,992
EMS-Chemie Holding AG(4)	0	303
Geberit AG	37	22,708
Givaudan SA(4)	0	1,757
Glencore Plc	5,743	37,366
Helvetia Holding AG	22	2,850
Holcim Ltd.(1)	308	14,965
Julius Baer Group Ltd.	206	11,912
Kuehne & Nagel International AG	2	708
Logitech International SA	100	7,463
Lonza Group AG	91	66,251
Nestle SA	601	78,081
Novartis AG	1,841	161,631
Partners Group Holding AG	1	1,293
Roche Holding AG	1	640
Roche Holding AG	363	143,457
Schindler Holding AG	1	193
Schindler Holding AG	2	397
SGS SA(4)	0	753
Sika AG	227	75,019
Sonova Holding AG	36	15,196
STMicroelectronics NV	31	1,363
Straumann Holding AG(4)	0	768
Swatch Group AG - BR	1	363
Swatch Group AG - REG	2	124
Swiss Life Holding AG	1	900
Swiss Prime Site AG	3	333
Swiss Re AG	13	1,264
Swisscom AG	1	687
Temenos AG	3	302
UBS Group AG	2,791	54,531
VAT Group AG(3)	1	476
Vifor Pharma AG(1)	2	405
Zurich Insurance Group AG	7	3,287

Total Switzerland		914,838

Taiwan – 2.05%
Advantech Co. Ltd.	295	3,780
Chailease Holding Co. Ltd.	367	3,220
Delta Electronics, Inc.	342	3,171
Giant Manufacturing Co. Ltd.	184	1,666
Hon Hai Precision Industry Co. Ltd.	14,203	52,152
MediaTek, Inc.	78	2,427
Taiwan Semiconductor Manufacturing Co. Ltd.	3,835	78,667
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,473	153,583

Total Taiwan		298,666

Thailand – 0.11%
Kasikornbank PCL	304	1,468

Thai Beverage PCL	27,275	14,352

Total Thailand		15,820

United Kingdom – 17.82%
3i Group Plc	1,381	24,971
Abrdn Plc	96	270
Admiral Group Plc	316	10,592
Anglo American Plc	57	2,944
Ashtead Group Plc	20	1,284
ASOS Plc(1)	346	7,270
Associated British Foods Plc	16	354
AstraZeneca Plc	70	9,336
Auto Trader Group Plc(3)	6,936	57,257
AVEVA Group Plc	6	176
Aviva Plc	4,338	25,668
BAE Systems Plc	1,561	14,662
Barclays Plc	25,923	50,251
Barratt Developments Plc	426	2,903
Berkeley Group Holdings Plc(1)	5	250
BP Plc	33,351	163,499
British American Tobacco Plc	159	6,657
British Land Co. Plc	38	265
BT Group Plc - Class A	398	949
Bunzl Plc	512	19,872
Burberry Group Plc	944	20,603
Capita Plc(1)	9,766	2,657
Cazoo Group Ltd.(1)	108	297
Close Brothers Group Plc	163	2,537
CNH Industrial NV	1,567	24,675
Coca-Cola Europacific Partners Plc	142	6,892
Compass Group Plc	1,299	27,952
ConvaTec Group Plc(3)	4,773	13,482
Croda International Plc	7	669
Devro Plc	898	2,456
Diageo Plc	562	28,532
DS Smith Plc	2,329	9,797
easyJet Plc(1)	987	7,161
Entain Plc(1)	1,126	24,118
Euromoney Institutional Investor Plc	181	2,341
Farfetch Ltd. - Class A(1)	881	13,323
Ferguson Plc	295	39,924
Future Plc	77	2,610
Games Workshop Group Plc	270	25,705
GlaxoSmithKline Plc	6,649	143,862
Halma Plc	17	570
Hargreaves Lansdown Plc	2,123	27,977
Hays Plc	7,777	12,453
HomeServe Plc	2,815	31,064
HSBC Holdings Plc	317	2,178
HSBC Holdings Plc	8,506	58,103
IG Group Holdings Plc	632	6,790
Imperial Brands Plc	4,484	94,460
Inchcape Plc	1,093	9,561
Informa Plc(1)	579	4,538
InterContinental Hotels Group Plc	62	4,162
International Personal Finance Plc	1,427	1,924
Intertek Group Plc	844	57,603
ITV Plc(1)	9,735	10,419
J Sainsbury Plc	13,953	46,180
JD Sports Fashion Plc	118	226
John Wood Group Plc(1)	14,878	31,379
Johnson Matthey Plc	9	213
Jupiter Fund Management Plc	2,116	5,725
Kingfisher Plc	22,945	76,583
Land Securities Group Plc	32	327
Legal & General Group Plc	267	947
Lloyds Banking Group Plc	248,651	151,420
London Stock Exchange Group Plc	15	1,597
M&G Plc	112	324
Melrose Industries Plc	203	329
Mondi Plc	22	422
National Express Group Plc(1)	951	2,905
National Grid Plc	159	2,449
Natwest Group Plc	7,939	22,422
Next Plc	6	483
Non-Standard Finance Plc(1)(3)	100	4
Ocado Group Plc(1)	22	330
Pagegroup Plc	537	3,461
Pearson Plc	33	326
Persimmon Plc	14	404
Petrofac Ltd.(1)	483	661
Pets at Home Group Plc	1,011	4,778
Phoenix Group Holdings Plc	32	254
Provident Financial Plc(1)	1,042	4,187
Prudential Plc	45	650
Prudential Plc	408	6,020
Rathbone Brothers Plc	87	2,257
Reckitt Benckiser Group Plc	574	43,802
RELX Plc	787	24,478
Rentokil Initial Plc	85	583
Rightmove Plc	9,743	80,525
Rio Tinto Plc	359	28,668

Rolls-Royce Holdings Plc(1)		6,583	8,657
Rotork Plc		567	2,414
RWS Holdings Plc		323	1,571
Sage Group Plc		45	413
Schroders Plc		5	224
Segro Plc		55	969
Serco Group Plc		5,118	9,635
Severn Trent Plc		11	446
Shell Plc		3,225	88,076
Shell Plc		5,179	141,956
Smith & Nephew Plc		189	3,010
Smiths Group Plc		18	338
Spirax-Sarco Engineering Plc		3	553
SSE Plc		5,699	130,217
SSP Group Plc(1)		5,042	14,954
St James’s Place Plc		613	11,557
Standard Chartered Plc		5,696	37,807
Taylor Wimpey Plc		3,390	5,772
TechnipFMC Plc(1)		5,104	39,558
Tesco Plc		47,367	171,484
Trainline Plc(1)(3)		5,082	16,688
Travis Perkins Plc		2,790	44,996
Unilever Plc		542	24,593
United Utilities Group Plc		30	444
Vodafone Group Plc		20,028	32,842
Weir Group Plc		778	16,610
WH Smith Plc(1)		492	9,194
Whitbread Plc(1)		9	344
Wise Plc - Class A(1)		1,647	10,651
WPP Plc		8,143	106,580

Total United Kingdom			2,598,697

United States – 2.69%
Aon Plc - Class A		237	77,174
Carnival Plc(1)		184	3,325
EPAM Systems, Inc.(1)		96	28,415
Mettler-Toledo International, Inc.(1)		99	136,541
ResMed, Inc.		344	83,424
Samsonite International SA(1)(3)		762	1,705
STERIS Plc		255	61,651

Total United States			392,235

Total Common Stocks (Cost: $12,797,722)			14,193,047

PREFERRED STOCKS – 0.37%
Germany – 0.37%
Bayerische Motoren Werke AG		2	182
Fuchs Petrolub SE		3	104
Henkel AG & Co. KGaA		8	513
Porsche Automobil Holding SE		7	652
Sartorius AG		1	533
Volkswagen AG		303	52,115

Total Germany			54,099

South Korea – 0.00%(2)
Amorepacific Group		6	184

Total South Korea			184

Total Preferred Stocks (Cost: $63,260)			54,283

RIGHTS – 0.00%(2)
France – 0.00%(2)
Electricite de France SA, expires 12/31/2049(1)		20	7

Total France			7

Total Rights (Cost: $8)			7

SHORT-TERM INVESTMENTS – 2.28%
Money Market Funds – 1.54%
Goldman Sachs Financial Square Government Fund - Class I, 0.24%(6)		224,101	224,101

Total Money Market Funds (Cost: $224,101)			224,101

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.74%
Barclays Bank, London, 0.15% due 04/01/2022		$12,163	12,163
BBVA, Madrid, 0.15% due 04/01/2022		25,963	25,963
BNP Paribas, Paris, -1.30% due 04/01/2022	CHF	724	783
BNP Paribas, Paris, 0.15% due 04/01/2022		$14,065	14,065
BNP Paribas, Paris, 0.25% due 04/01/2022	GBP	5,415	7,114
Brown Brothers Harriman, -0.59% due 04/01/2022	DKK	3,983	592
Brown Brothers Harriman, -0.30% due 04/01/2022	SEK	9,848	1,047
Brown Brothers Harriman, -0.19% due 04/01/2022	AUD	644	482
Brown Brothers Harriman, 0.00% due 04/01/2022(4)	HKD	0	0
Brown Brothers Harriman, 0.10% due 04/01/2022	NOK	234	27
Brown Brothers Harriman, 0.65% due 04/01/2022	NZD	15	10
Brown Brothers Harriman, 5.65% due 04/01/2022(4)	ZAR	0	0
Citibank, London, -0.78% due 04/01/2022	EUR	2,176	2,407
HSBC, Hong Kong, 0.00% due 04/01/2022	HKD	131	17
HSBC, Singapore, 0.10% due 04/01/2022	SGD	12	9
Royal Bank of Canada, Toronto, 0.15% due 04/01/2022		$23,450	23,450
Sumitomo, Tokyo, -0.38% due 04/01/2022	JPY	2,514,881	20,658

Total Time Deposits (Cost: $108,787)			108,787

Total Short-Term Investments (Cost: $332,888)			332,888

TOTAL INVESTMENTS IN SECURITIES – 99.96% (Cost: $13,193,878)			14,580,225

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.04%			5,251

TOTAL NET ASSETS – 100.00%			$14,585,476

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $486,388, which represents 3.33% of total net assets.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.
(5)	Amount calculated is less than $0.5.
(6)	Represents annualized seven-day yield as of the close of the reporting period.
(7)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Communication Services	6.42%
Consumer Discretionary	14.41
Consumer Staples	7.98
Energy	4.25
Financials	14.98
Healthcare	13.13
Industrials	16.56
Information Technology	11.36
Materials	4.88
Real Estate	0.21
Utilities	3.13

Total Common Stocks	97.31

PREFERRED STOCKS
Consumer Discretionary	0.36
Consumer Staples	0.01
Healthcare	0.00	(1)
Materials	0.00	(1)

Total Preferred Stocks	0.37

RIGHTS
Utilities	0.00	(1)

Total Rights	0.00	(1)

SHORT-TERM INVESTMENTS	2.28

TOTAL INVESTMENTS	99.96
OTHER ASSETS IN EXCESS OF LIABILITIES	0.04

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
55	Euro Stoxx 50 Future	Jun. 2022	EUR 2,093	$2,326	$10
21	FTSE 100 INDEX Future	Jun. 2022	GBP 1,559	2,065	18
10	TOPIX INDEX Future	Jun. 2022	JPY 193,322	1,599	11

					$39

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such days. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Bridge Builder Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$1,853,446	$27,205	$1,880,651
Corporate Bonds
Basic Materials	—	137,827	—	137,827
Communications	—	431,941	—	431,941
Consumer, Cyclical	—	338,416	—	338,416
Consumer, Non-cyclical	—	699,218	—	699,218
Diversified	—	3,973	—	3,973
Energy	—	553,395	—	553,395
Financials	—	2,063,659	—	2,063,659
Industrials	—	289,202	—	289,202
Technology	—	302,478	—	302,478
Utilities	—	518,553	—	518,553
Government Related
Other Government Related	—	295,216	—	295,216
U.S. Treasury Obligations	—	4,307,768	—	4,307,768
Mortgage-Backed Obligations	—	5,766,519	62,566	5,829,085
Preferred Stocks
Financials	2,514	—	—	2,514
Short-Term Investments
Money Market Funds	1,049,921	—	—	1,049,921
Time Deposits	—	70,314	—	70,314
Futures Contracts (1)	2,849	—	—	2,849

Total Assets	$1,055,284	$17,631,925	$89,771	$18,776,980

Liabilities
Futures Contracts (1)	$(18,897)	$—	$—	$(18,897)

Total Liabilities	$(18,897)	$—	$—	$(18,897)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Asset-Backed Obligations	$—	$3,284,819	$—		$3,284,819
Corporate Bonds
Basic Materials	—	270,054	—		270,054
Communications	—	1,500,673	—	(2)	1,500,673
Consumer, Cyclical	—	988,205	—		988,205
Consumer, Non-cyclical	—	1,415,846	—		1,415,846
Energy	—	784,437	—		784,437
Financials	—	4,181,616	—		4,181,616
Government	—	34,166	—		34,166
Industrials	—	589,197	—		589,197
Technology	—	632,068	—		632,068
Utilities	—	581,258	—		581,258
Convertible Securities
Communications	—	37,297	—		37,297
Consumer, Cyclical	—	19,649	—		19,649
Consumer, Non-cyclical	—	39,836	—		39,836
Government Related
Other Government Related	—	808,104	—		808,104
U.S. Treasury Obligations	—	7,787,387	—		7,787,387
Mortgage-Backed Obligations	—	9,372,277	22,791		9,395,068
Bank Loans	—	445,773	9,799		455,572
Common Stocks
Communications	16,591	—	16,836		33,427
Consumer Discretionary	—	—	9,664		9,664
Energy	546	—	65		611
Financials	56	—	—	(2)	56
Industrials	—	—	—	(2)	—
Convertible Preferred Stocks
Financials	57,541	—	—		57,541
Preferred Stocks
Communications	—	—	23,732		23,732
Financials	—	—	7		7
Rights	—	—	—	(2)	—
Warrants	—	—	81		81
Short-Term Investments
Money Market Funds	1,210,576	—	—		1,210,576
U.S. Treasury Bills	—	3,267,249	—		3,267,249
Time Deposits	—	124,011	—		124,011
Futures Contracts (1)	12,770	—	—		12,770
Forward Foreign Currency Exchange Contracts (1)	—	46,424	—		46,424
Swap Contracts (1)	—	79,325	—		79,325

Total Assets	$1,298,080	$36,289,671	$82,975		$37,670,726

Liabilities
TBA Sale Commitments	$—	$(344,758)	$—		$(344,758)
Futures Contracts (1)	(78,958)	—	—		(78,958)
Forward Foreign Currency Exchange Contracts (1)	—	(30,303)	—		(30,303)
Swap Contracts (1)	—	(121,825)	—		(121,825)

Total Liabilities	$(78,958)	$(496,886)	$—		$(575,844)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than $0.5.

Bridge Builder Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$922,732	$—	$922,732
General Obligation	—	1,846,554	—	1,846,554
General Revenue	—	3,174,797	—	3,174,797
Healthcare	—	1,398,332	—	1,398,332
Housing	—	665,200	—	665,200
Transportation	—	1,715,630	—	1,715,630
Utilities	—	967,593	—	967,593
Short-Term Investments
Money Market Funds	348,371	—	—	348,371
Commercial Paper	—	17,301	—	17,301
Time Deposits	—	31,565	—	31,565
Futures Contracts (1)	4,186	—	—	4,186

Total Assets	$352,557	$10,739,704	$—	$11,092,261

Liabilities
Futures Contracts (1)	$(9)	$—	$—	$(9)

Total Liabilities	$(9)	$—	$—	$(9)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,951,266	$—	$—	$1,951,266
Consumer Discretionary	2,735,048	98,328	—	2,833,376
Consumer Staples	649,688	—	—	649,688
Energy	218,886	—	—	218,886
Financials	1,658,515	—	—	1,658,515
Healthcare	3,154,457	—	—	3,154,457
Industrials	739,748	—	—	739,748
Information Technology	5,840,640	85,190	—	5,925,830
Materials	613,165	—	—	613,165
Real Estate	390,357	—	—	390,357
Utilities	468	—	—	468
Short-Term Investments		—
Money Market Funds	344,838	—	—	344,838
Time Deposits	—	21,345	—	21,345
Futures Contracts (1)	185	—	—	185

Total Assets	$18,297,261	$204,863	$—	$18,502,124

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,279,104	$—	$—	$1,279,104
Consumer Discretionary	1,674,537	156,555	—	1,831,092
Consumer Staples	1,440,035	23,235	—	1,463,270
Energy	870,566	59,952	—	930,518
Financials	3,170,608	—	—	3,170,608
Healthcare	2,850,462	180,145	—	3,030,607
Industrials	2,725,869	130,071	—	2,855,940
Information Technology	1,811,542	107,587	—	1,919,129
Materials	917,572	10,277	14	927,863
Real Estate	583,256	—	—	583,256
Utilities	592,528	—	—	592,528
Convertible Preferred Stocks
Healthcare	11,893	—	—	11,893
Utilities	31,983	—	—	31,983
Preferred Stocks
Consumer Discretionary	—	29,307	—	29,307
Short-Term Investments
Money Market Funds	314,219	—	—	314,219
Time Deposits	—	74,824	—	74,824
Futures Contracts (1)	89	—	—	89

Total Assets	$18,274,263	$771,953	$14	$19,046,230

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Small/Mid Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$250,668	$—	$—	$250,668
Consumer Discretionary	682,936	—	—	682,936
Consumer Staples	253,591	—	—	253,591
Energy	146,306	—	—	146,306
Financials	645,849	—	—	645,849
Healthcare	1,336,056	1,056	16	1,337,128
Industrials	1,028,650	—	—	1,028,650
Information Technology	1,554,102	—	—	1,554,102
Materials	215,070	—	—	215,070
Real Estate	75,716	—	—	75,716
Utilities	1,215	—	—	1,215
Short-Term Investments
Money Market Funds	83,956	—	—	83,956
Time Deposits	—	70,180	—	70,180
Futures Contracts (1)	49	—	—	49

Total Assets	$6,274,164	$71,236	$16	$6,345,416

Liabilities
Futures Contracts (1)	$(1)	$—	$—	$(1)

Total Liabilities	$(1)	$—	$—	$(1)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$120,368	$—	$—		$120,368
Consumer Discretionary	766,582	—	—		766,582
Consumer Staples	233,497	—	—		233,497
Energy	481,091	—	—		481,091
Financials	1,403,530	—	—	(2)	1,403,530
Healthcare	629,779	—	16		629,795
Industrials	1,142,894	1,489	—		1,144,383
Information Technology	644,204	—	—		644,204
Materials	484,820	—	8		484,828
Real Estate	447,999	—	—		447,999
Utilities	420,421	—	—		420,421
Exchange Traded Funds	27,985	—	—		27,985
Short-Term Investments
Money Market Funds	68,680	—	—		68,680
Time Deposits	—	74,338	—		74,338
Futures Contracts (1)	19	—	—		19

Total Assets	$6,871,869	$75,827	$24		$6,947,720

Liablities
Futures Contracts (1)	$(11)	$—	$—		$(11)

Total Liabilities	$(11)	$—	$—		$(11)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than $0.5.

Bridge Builder International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$56,722	$879,664	—		$936,386
Consumer Discretionary	258,075	1,843,651	—		2,101,726
Consumer Staples	113,189	1,050,617	—	(2)	1,163,806
Energy	48,015	572,511	—		620,526
Financials	88,425	2,096,563	—		2,184,988
Healthcare	369,621	1,545,617	—		1,915,238
Industrials	104,859	2,309,941	—		2,414,800
Information Technology	470,809	1,186,182	—		1,656,991
Materials	12,385	699,432	—	(2)	711,817
Real Estate	—	29,898	—		29,898
Utilities	512	456,359	—		456,871
Preferred Stocks
Consumer Discretionary	—	52,949	—		52,949
Consumer Staples	—	697	—		697
Healthcare	—	533	—		533
Materials	—	104	—		104
Rights
Utilities	—	7	—		7
Short-Term Investments
Money Market Funds	224,101	—	—		224,101
Time Deposits	—	108,787	—		108,787
Futures Contracts (1)	39	—	—		39

Total Assets	$1,746,752	$12,833,512	$—		$14,580,264

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than $0.5.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2021 through March 31, 2022:

Core Bond Fund

	Total (000s)	Asset-Backed Obligations (000s)	Mortgage-Backed Obligations (000s)
Balance as of June 30, 2021	$162,009	$49,916	$112,093
Total realized gain/(loss)	32	8	24
Accrued discounts/(premiums)	—	—	—
Paydown	(24,117)	(12,563)	(11,554)
Payup	—	—	—
Change in unrealized appreciation/(depreciation)	116	388	(272)
Purchases	32,862	11,000	21,862
Sales	(32,043)	(4,702)	(27,341)
Transfers in*	2,395	—	2,395
Transfers out*	(51,483)	(16,842)	(34,641)

Balance as of March 31, 2022	$89,771	$27,205	$62,566

Change in unrealized appreciation/(depreciation) from Investments held as of March 31, 2022	$82	$332	$(250)

*

Transfers are calculated on the ending of period value. For the nine months ended March 31, 2022, securities with an aggregate market value of $2,395 transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value, and securities with an aggregate market value of $51,483 transferred from Level 3 to Level 2. There were no other transfers between Level 1, 2 and 3.